UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149
                                   ---------

                        Franklin New York Tax-Free Trust
                        --------------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  02/28
                          -----

Date of reporting period: 08/31/04
                          --------

      Item 1. Reports to Stockholders.

                                 AUGUST 31, 2004

                                [GRAPHIC OMITTED]

                            Franklin Florida Insured

                              Tax-Free Income Fund

Franklin Insured
Tax-Free Income Fund

Franklin Massachusetts Insured
Tax-Free Income Fund

Franklin Michigan Insured
Tax-Free Income Fund

Franklin Minnesota Insured
Tax-Free Income Fund

Franklin Ohio Insured
Tax-Free Income Fund

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TAX-FREE INCOME

FRANKLIN TAX-FREE TRUST

                          WANT TO RECEIVE THIS DOCUMENT

                                FASTER VIA EMAIL?

                            ELIGIBLE SHAREHOLDERS CAN

    SIGN UP FOR EDELIVERY AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.
                                 [LOGO OMITTED]

                            FRANKLIN(R) TEMPLETON(R)

                                   INVESTMENTS

                             FRANKLIN O TEMPLETON O

                                  MUTUAL SERIES

INTERNATIONAL

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

MUTUAL FUNDS   |   RETIREMENT PLANS
|   529 COLLEGE SAVINGS PLANS   |   SEPARATE ACCOUNTS

[photo omitted]
Not part of the semiannual report

         Contents
SHAREHOLDER LETTER .............................. 1
SPECIAL FEATURE:
Understanding Your
Tax-Free Income Fund ............................ 4

SEMIANNUAL REPORT

Municipal Bond Market
Overview ........................................ 7
Investment Strategy and
Manager's Discussion ............................ 9
Franklin Florida Insured
Tax-Free Income Fund ............................10
Franklin Insured Tax-Free
Income Fund .....................................16
Franklin Massachusetts Insured
Tax-Free Income Fund ............................23
Franklin Michigan Insured
Tax-Free Income Fund ............................30
Franklin Minnesota Insured
Tax-Free Income Fund ............................38
Franklin Ohio Insured Tax-Free Income Fund ......45
Financial Highlights and
Statements of Investments .......................53
Financial Statements ...........................114
Notes to
Financial Statements ...........................123
Shareholder Information ........................134



Semiannual Report
Municipal Bond Market Overview

During the six months ended August 31, 2004, lack of new issue supply of long-term municipal bonds was a prevalent theme in the municipal bond market. As municipal bonds trended with the general direction of long-term interest rates, municipal bond prices fell for the first half of the period and then rose for the remainder. Fewer new issues coupled with good demand allowed municipal bonds to post a positive return, as measured by the Lehman Brothers Municipal Bond Index's 0.55% return for the six-month period. 1

Interest rates rose in the first half of the reporting period, as economic data indicated continuing U.S. economic recovery. Inflation remained low, labor market conditions improved, and the financial markets expected the Federal Reserve Board (Fed) to begin raising the federal funds target rate. Then on June 14, 2004, interest rates changed direction and generally fell through period-end largely in reaction to higher oil prices, expanding budget deficits, weaker-than-expected job creation reports and increased concerns over potential terrorist activity. The first two conditions were perceived as factors that could stifle growth. The long-awaited Fed rate increases, quarter-point hikes on June 30 and August 10, had little overall effect. According to Municipal Market Data, the yield for 30-year AAA bonds increased from 4.44% at the beginning of the period under review to 5.13% on June 14, 2004, and then fell to 4.70% at period-end. 2 Despite the rise and fall in yields, long-term interest rates remained near four-decade lows throughout the reporting period.

Even though open-end municipal bond funds overall experienced net outflows during the reporting period, demand for municipal bonds outpaced supply as investors sought to reinvest the relatively heavy bond call, maturity and coupon payments that occurred in June, July and August. Also, in spite of low supply, municipal bonds continued to offer attractive yields relative to taxable fixed income securities, which boosted demand from relative value investors who looked for opportunities in both the taxable and tax-exempt markets.

Many states coped with financial challenges and budget deficits during the period under review, according to the Center on Budget and Policy Priorities, a nonpartisan organization that researches and analyzes a range of government policies and

1. Source: Lehman Brothers Inc. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.

2. Source: Thomson Financial.

                                                          Semiannual Report  | 7
programs. In fiscal year 2004, which for most states began July 1, 2003, many states experienced some revenue growth, but revenues remained below pre-recession levels. Most states have a long way to go before correcting the budget imbalances of the past several years. However, in January 2004, Moody's Investors Service indicated it believed municipal credit quality would stabilize and possibly improve in 2004. Even with large budgetary swings, overall municipal debt credit quality remained high, which resulted in Moody's credit upgrades surpassing downgrades by 269 to 130 in the first half of 2004. One of the most notable upgrades was the State of California.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.




8 | Semiannual Report

Investment Strategy and
Manager's Discussion

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, each Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

The mixture of our value-oriented philosophy of investing primarily for income and a steep yield curve favored the use of longer-term bonds. Consequently, we sought to remain fully invested in bonds that ranged from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                          Semiannual Report  | 9

Franklin Florida Insured
Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Florida Insured Tax-Free Income Fund seeks to provide high, current income exempt from federal income tax by investing at least 80% of its total assets in insured securities that pay interest free from such tax. 1, 2 In addition, the Fund's shares are free from Florida's annual intangibles tax.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Florida Insured Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $10.97 on February 29, 2004, to $10.70 on August 31, 2004. The Fund's Class A shares paid dividends totaling 22.80 cents per share for the same period. 3 The Performance Summary beginning on page 12 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.13%. An investor in the 2004 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.35% from a taxable investment to match the Fund's Class A tax-free distribution rate.

STATE UPDATE

Demonstrating much greater resiliency during the recent recession than in prior national downturns, Florida's service-focused economy continued to grow and outpace the nation as measured by employment, population and gross state product. Its leading tourism sector put Florida in a strong and competitive position in the Southeast. Although faced with international and domestic factors such as soft Central and South American economies, tourism uncertainty, stock market

DIVIDEND DISTRIBUTIONS 3
Franklin Florida Insured
Tax-Free Income Fund - Class A
3/1/04-8/31/04

--------------------------------------
  MONTH            DIVIDEND PER SHARE
--------------------------------------
  March                   3.80 cents
  April                   3.80 cents
  May                     3.80 cents
  June                    3.80 cents
  July                    3.80 cents
  August                  3.80 cents
======================================
  TOTAL                  22.80 CENTS



1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

2. The insurance relates only to the payment of principal and interest on the portfolio's insured securities. No representation is made as to any insurer's ability to meet its commitments.

3. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 54.

10 |  Semiannual Report
declines and weak consumer confidence, Florida's economy remained fundamentally strong. As of August 2004, nonfarm employment increased 2.1% from a year earlier, while the unemployment rate was 4.5%, below the 5.4% national average. 4

During this reporting period, Florida continued to actively manage its budget, maintaining a strong track record of stable revenue and intact reserves. Its bipartisan financial management framework with biannual review of current versus forecasted revenue has provided effective tools for managing its financial position during economic cycles. Florida's revenue base relied heavily on sales tax receipts and continued to perform well in 2004, unlike many other states. Major spending concentrated in education and human service programs. A constitutional budget stabilization reserve equal to 5% of general revenues was fully funded again in fiscal year 2005. 5

Independent credit rating agency Standard & Poor's assigned Florida's general obligation bonds an AA+ rating with a stable outlook, reflecting the state's active budget management and solid reserves. 6

MANAGER'S DISCUSSION

We used various strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Thank you for your continued participation in Franklin Florida Insured Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

4. Source: Bureau of Labor Statistics.

5. Source: Standard & Poor's, "Research: Florida; Tax Secured, General Obligation," RATINGSDIRECT, 6/28/04.

6. This does not indicate Standard & Poor's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Florida Insured
Tax-Free Income Fund
8/31/04

--------------------------------------------------------------
                                                  % OF TOTAL
                                       LONG-TERM INVESTMENTS*
--------------------------------------------------------------
  Utilities**                                        26.9%
  Other Revenue                                      19.1%
  Subject to Government Appropriations               14.0%
  Tax-Supported                                      12.0%
  Transportation                                      9.9%
  Prerefunded                                         6.5%
  Housing                                             5.6%
  Hospital & Health Care                              3.0%
  Higher Education                                    1.5%
  General Obligation                                  1.5%

*Does not include short-term investments and other net assets.
**The Fund may invest more than 25% in municipal securities that finance similar types of projects such as utilities. A change that affects one project may affect all similar projects, thereby increasing market risk.

                                                         Semiannual Report  | 11

Performance Summary as of 8/31/04

FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.


PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
--------------------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.27            $10.70           $10.97
--------------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2280

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

---------------------------------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR            5-YEAR          10-YEAR
  Cumulative Total Return 1              -0.29%         +6.36%           +34.48%          +84.92%
  Average Annual Total Return 2          -4.55%         +1.81%            +5.19%           +5.88%
  Avg. Ann. Total Return (9/30/04) 3                    -0.02%            +5.45%           +6.18%
     Distribution Rate 4                         4.13%
     Taxable Equivalent Distribution Rate 5      6.35%
     30-Day Standardized Yield 6                 3.56%
     Taxable Equivalent Yield 5                  5.48%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



12 |  Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, Fund shares were offered at a higher initial sales charge; thus actual total returns would be lower.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current maximum sales charge. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Distribution rate is based on an annualization of the 3.84 cent per share current monthly dividend and the maximum offering price of $11.17 per share on 8/31/04.
5. Taxable equivalent distribution rate and yield assume the 2004 maximum federal income tax rate of 35.00%.
6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.





                                                         Semiannual Report  | 13

Your Fund's Expenses

FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND


As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.



ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 [DIVIDE] $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.


HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 |  Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT         ENDING ACCOUNT        EXPENSES PAID DURING
  CLASS A                                      VALUE 2/29/04           VALUE 8/31/04       PERIOD* 2/29/04-8/31/04
--------------------------------------------------------------------------------------------------------------------------
  Actual                                           $1,000                $  997.10                    $3.79
  Hypothetical (5% return before expenses)         $1,000                $1,027.41                    $3.84


*Expenses are equal to the annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.






                                                         Semiannual Report  | 15

Franklin Insured Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Insured Tax-Free Income Fund seeks to provide high, current income exempt from federal income tax by investing at least 80% of its total assets in insured securities that pay interest free from such tax. 1, 2

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Insured Tax-Free Income Fund covers the period ended August 31, 2004.


PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $12.62 on February 29, 2004, to $12.32 on August 31, 2004. The Fund's Class A shares paid dividends totaling 27.48 cents per share for the same period. 3 The Performance Summary beginning on page 18 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.27%, based on an annualization of the current 4.58 cent per share dividend and the maximum offering price of $12.87 on August 31, 2004. An investor in the 2004 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.57% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.



1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

2. The insurance relates only to the payment of principal and interest on the portfolio's insured securities. No representation is made as to any insurer's ability to meet its commitments.

3. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 60.

16 |  Semiannual Report

DIVIDEND DISTRIBUTIONS 3
Franklin Insured Tax-Free Income Fund
3/1/04-8/31/04

------------------------------------------------------------
                                 DIVIDEND PER SHARE
                    ----------------------------------------
   MONTH                CLASS A      CLASS B      CLASS C
------------------------------------------------------------
   March              4.58 cents   4.01 cents   4.02 cents
   April              4.58 cents   4.01 cents   4.02 cents
   May                4.58 cents   4.01 cents   4.02 cents
   June               4.58 cents   4.00 cents   4.00 cents
   July               4.58 cents   4.00 cents   4.00 cents
   August             4.58 cents   4.00 cents   4.00 cents
============================================================
   TOTAL             27.48 CENTS  24.03 CENTS  24.06 CENTS


PORTFOLIO BREAKDOWN
Franklin Insured Tax-Free Income Fund
8/31/04

--------------------------------------------------
                                        % OF TOTAL
                             LONG-TERM INVESTMENTS*
--------------------------------------------------
  Prerefunded                                18.0%
  Hospital & Health Care                     17.5%
  Utilities                                  16.4%
  General Obligation                         16.2%
  Transportation                             13.2%
  Tax-Supported                               5.8%
  Higher Education                            5.5%
  Subject to Government Appropriations        5.3%
  Housing                                     0.9%
  Other Revenue                               0.9%
  Corporate-Backed                            0.3%


*Does not include short-term investments and other net assets.

MANAGER'S DISCUSSION

We used various strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Thank you for your continued participation in Franklin Insured Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.



THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.



                                                         Semiannual Report  | 17

Performance Summary as of 8/31/04

FRANKLIN INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
--------------------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.30            $12.32           $12.62
--------------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2748
  Long-Term Capital Gain                $0.0095
         TOTAL                          $0.2843
--------------------------------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           8/31/04          2/29/04
--------------------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.30            $12.37           $12.67
--------------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2403
  Long-Term Capital Gain                $0.0095
         TOTAL                          $0.2498
--------------------------------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
--------------------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.30            $12.42           $12.72
--------------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2406
  Long-Term Capital Gain                $0.0095
         TOTAL                          $0.2501



18 |  Semiannual Report

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.


---------------------------------------------------------------------------------------------------------------------------
  CLASS A                                    6-MONTH                 1-YEAR                5-YEAR               10-YEAR
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                   -0.03%                 +6.40%               +34.96%               +76.26%
  Average Annual Total Return 2               -4.28%                 +1.86%                +5.26%                +5.37%
  Avg. Ann. Total Return (9/30/04) 3                                 -0.21%                +5.42%                +5.52%
--------------------------------------------------------------------------------------------------------------------------
     Distribution Rate 4                                  4.27%
     Taxable Equivalent Distribution Rate 5               6.57%
     30-Day Standardized Yield 6                          3.64%
     Taxable Equivalent Yield 5                           5.60%
---------------------------------------------------------------------------------------------------------------------------
  CLASS B                                    6-MONTH                 1-YEAR                3-YEAR        INCEPTION (2/1/00)
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                   -0.32%                 +5.79%               +14.20%               +34.94%
  Average Annual Total Return 2               -4.22%                 +1.79%                +3.60%                +6.41%
  Avg. Ann. Total Return (9/30/04) 3                                 -0.35%                +3.95%                +6.40%
---------------------------------------------------------------------------------------------------------------------------
     Distribution Rate 4                                  3.89%
     Taxable Equivalent Distribution Rate 5               5.98%
     30-Day Standardized Yield 6                          3.26%
     Taxable Equivalent Yield 5                           5.02%
---------------------------------------------------------------------------------------------------------------------------
  CLASS C                                    6-MONTH                 1-YEAR                5-YEAR        INCEPTION (5/1/95)
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                   -0.31%                 +5.83%               +31.22%               +61.94%
  Average Annual Total Return 2               -1.29%                 +4.83%                +5.58%                +5.30%
  Avg. Ann. Total Return (9/30/04) 3                                 +2.61%                +5.75%                +5.30%
---------------------------------------------------------------------------------------------------------------------------
     Distribution Rate 4                                  3.87%
     Taxable Equivalent Distribution Rate 5               5.95%
     30-Day Standardized Yield 6                          3.27%
     Taxable Equivalent Yield 5                           5.03%


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

                                                         Semiannual Report  | 19

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized. 3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the 2004 maximum federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

20 |  Semiannual Report

Your Fund's Expenses

FRANKLIN INSURED TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 [DIVIDE] $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                         Semiannual Report  | 21

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.



--------------------------------------------------------------------------------------------------------------------------
                                                 BEGINNING ACCOUNT         ENDING ACCOUNT        EXPENSES PAID DURING
--------------------------------------------------------------------------------------------------------------------------
  CLASS A                                          VALUE 2/29/04             VALUE 8/31/04       PERIOD* 2/29/04-8/31/04
--------------------------------------------------------------------------------------------------------------------------
  Actual                                               $1,000                 $ 999.70                     $3.18
  Hypothetical (5% return before expenses)             $1,000                $1,022.03                     $3.21
--------------------------------------------------------------------------------------------------------------------------
  CLASS B
--------------------------------------------------------------------------------------------------------------------------
  Actual                                               $1,000                 $ 996.80                     $5.94
  Hypothetical (5% return before expenses)             $1,000                $1,019.26                     $6.01
--------------------------------------------------------------------------------------------------------------------------
  CLASS C
--------------------------------------------------------------------------------------------------------------------------
  Actual                                               $1,000                 $ 996.90                     $5.94
  Hypothetical (5% return before expenses)             $1,000                $1,019.26                     $6.01


*Expenses are equal to the annualized expense ratio for each class (A: 0.63%; B:
1.18%; and C: 1.18%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


22 |  Semiannual Report

Franklin Massachusetts Insured
Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Massachusetts Insured Tax-Free Income Fund seeks to provide high, current income exempt from federal and Massachusetts state personal income taxes by investing at least 80% of its total assets in insured securities that pay interest free from such taxes. 1, 2

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Massachusetts Insured Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $12.11 on February 29, 2004, to $11.88 on August 31, 2004. The Fund's Class A shares paid dividends totaling 25.80 cents per share for the same period. 3 The Performance Summary beginning on page 26 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.16%, based on an annualization of the current 4.30 cent per share dividend and the maximum offering price of $12.41 on August 31, 2004. An investor in the 2004 maximum combined federal and Massachusetts state personal income tax bracket of 38.45% would need to earn a distribution rate of 6.76% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

COMMONWEALTH UPDATE

While still experiencing the effects of the economic slowdown, Massachusetts showed early signs of stabilization. The commonwealth's diverse economy remained fundamentally sound, and its combination of research laboratories and


1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

2. The insurance relates only to the payment of principal and interest on the portfolio's insured securities. No representation is made as to any insurer's ability to meet its commitments.

3. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 77.

                                                         Semiannual Report  | 23

PORTFOLIO BREAKDOWN

Franklin Massachusetts Insured
Tax-Free Income Fund
8/31/04

---------------------------------------------------------
                                             % OF TOTAL
                                  LONG-TERM INVESTMENTS*
---------------------------------------------------------
  Higher Education                                23.2%
  Hospital & Health Care                          18.4%
  General Obligation                              15.1%
  Transportation                                  14.0%
  Other Revenue                                   10.7%
  Utilities                                       10.4%
  Prerefunded                                      5.3%
  Housing                                          1.2%
  Tax-Supported                                    1.2%
  Subject to Government Appropriations             0.5%

*Does not include short-term investments and other net assets.

venture capital has given the commonwealth a leading edge in emerging industries, such as biotechnology, software, communications equipment and surgical instruments. The increasing role of services in the economy was reflected in growth in research labs, computer software, management consulting and other business services, as well as health care.

For the first time since 1997, a balanced fiscal year budget was adopted before the start of the fiscal year. The 2004 budget maintained nearly the same spending level as fiscal year 2003. Massachusetts reduced its reliance on one-time revenue sources to $551 million in fiscal year 2004, down from roughly $1 billion in fiscal year 2003, and enacted cuts in all major spending categories except Medicaid. Actual tax revenues for the first seven months of fiscal year 2004 totaled $88.8 billion, representing a 4.9% increase over the same period in fiscal year 2003. 4 The increase derived from higher corporate and business tax collections reflecting the closing of tax loopholes and increased business earnings, and higher estimated income tax payments and personal income tax withholdings due to an improving economy.

Despite its many strengths, the commonwealth has a heavy debt load, which ranked second highest among the 50 states. Massachusetts' general obligation debt continued to be highly rated at AA- and Aa2 by independent credit rating agencies Standard & Poor's and Moody's Investors Service. 5 These ratings reflected the commonwealth's fundamentally sound economy and decade-long track record of financial discipline and professional management, which was helpful in managing through a difficult economic climate.

MANAGER'S DISCUSSION

We used various strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

4. Source: Standard & Poor's, "Research: Massachusetts; Tax Secured, General Obligation," RATINGSDIRECT, 3/3/04.

5. These do not indicate ratings of the Fund.



24 |  Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin Massachusetts Insured Tax-Free Income Fund
3/1/04-8/31/04

---------------------------------------------------------------
                                       DIVIDEND PER SHARE
                                  -----------------------------
   MONTH                            CLASS A          CLASS C
---------------------------------------------------------------
   March                          4.30 cents        3.74 cents
   April                          4.30 cents        3.74 cents
   May                            4.30 cents        3.74 cents
   June                           4.30 cents        3.75 cents
   July                           4.30 cents        3.75 cents
   August                         4.30 cents        3.75 cents
---------------------------------------------------------------
   TOTAL                         25.80 CENTS       22.47 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Thank you for your continued participation in Franklin Massachusetts Insured Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                         Semiannual Report  | 25

Performance Summary as of 8/31/04

FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.23            $11.88           $12.11
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2580
--------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.23            $11.96           $12.19
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2247


PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.


-----------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR            5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +0.32%         +6.54%           +35.45%          +77.05%
  Average Annual Total Return 2          -3.96%         +1.99%            +5.34%           +5.42%
  Avg. Ann. Total Return (9/30/04) 3                    +0.16%            +5.58%           +5.60%
     Distribution Rate 4                         4.16%
     Taxable Equivalent Distribution Rate 5      6.76%
     30-Day Standardized Yield 6                 3.59%
     Taxable Equivalent Yield 5                  5.83%
-----------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH         1-YEAR            5-YEAR   INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +0.03%         +5.90%           +31.76%          +61.95%
  Average Annual Total Return 2          -0.95%         +4.90%            +5.67%           +5.30%
  Avg. Ann. Total Return (9/30/04) 3                    +3.10%            +5.96%           +5.33%
     Distribution Rate 4                         3.77%
     Taxable Equivalent Distribution Rate 5      6.12%
     30-Day Standardized Yield 6                 3.21%
     Taxable Equivalent Yield 5                  5.21%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

26 |  Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and Massachusetts state personal income tax bracket of 38.45%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

                                                         Semiannual Report  | 27

Your Fund's Expenses

FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.

   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 [DIVIDE] $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

28 |  Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------------------
                                                 BEGINNING ACCOUNT        ENDING ACCOUNT         EXPENSES PAID DURING
  CLASS A                                         VALUE 2/29/04           VALUE 8/31/04         PERIOD* 2/29/04-8/31/04
--------------------------------------------------------------------------------------------------------------------------
  Actual                                               $1,000                $1,003.20                     $3.38
  Hypothetical (5% return before expenses)             $1,000                $1,021.83                     $3.41
--------------------------------------------------------------------------------------------------------------------------
  CLASS C
--------------------------------------------------------------------------------------------------------------------------
  Actual                                               $1,000                $1,000.30                     $6.15
  Hypothetical (5% return before expenses)             $1,000                $1,019.06                     $6.21


*Expenses are equal to the annualized expense ratio for each class (A: 0.67% and
C: 1.22%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                         Semiannual Report  | 29

Franklin Michigan Insured
Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Michigan Insured Tax-Free Income Fund seeks to provide high, current income exempt from federal and Michigan state personal income taxes by investing at least 80% of its total assets in insured securities that pay interest free from such taxes. 1, 2

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Michigan Insured Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $12.58 on February 29, 2004, to $12.27 on August 31, 2004. The Fund's Class A shares paid dividends totaling 27.00 cents per share for the same period. 3 The Performance Summary beginning on page 33 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.28%, based on an annualization of the current 4.57 cent per share dividend and the maximum offering price of $12.81 on August 31, 2004. An investor in the 2004 maximum combined federal and Michigan state personal income tax bracket of 37.54% would need to earn a distribution rate of 6.85% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

STATE UPDATE

Although Michigan's deep economic base had been slowly diversifying away from durables manufacturing over the past several years, the state's economy declined earlier than the rest of the nation's, and as of period-end, Michigan remained one of the few states yet to see its employment base stabilize. Total


1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

2. The insurance relates only to the payment of principal and interest on the portfolio's insured securities. No representation is made as to any insurer's ability to meet its commitments.

3. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 84.

30 |  Semiannual Report
employment continued to fall through February 2004, while manufacturing employment held steady after falling in January.

Consequently, Michigan's fiscal situation continued to face sizable challenges despite strong and determined efforts to balance its budget. A special October 2003 revenue revision revealed a shortfall in fiscal year 2003, and left the state with a $569 million deficit in 2004. 4 State leaders addressed the budget gap through various measures including spending cuts and a six-month pause in an income tax reduction scheduled for January 1, 2004. They also completely drained the school reserve fund and budget reserve, and relied on several other one-time measures.

However, Michigan's debt position was relatively well managed, and the state maintained historically low debt levels. Among the 50 states, Michigan ranked 27th in debt per capita and 29th in debt as a percentage of personal income. 5 Independent credit rating agency Moody's Investors Service retained Michigan's Aa1 rating with a stable outlook. 6

MANAGER'S DISCUSSION

We used various strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Thank you for your continued participation in Franklin Michigan Insured Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

PORTFOLIO BREAKDOWN
Franklin Michigan Insured
Tax-Free Income Fund
8/31/04

----------------------------------------------------
                                        % OF TOTAL
                             LONG-TERM INVESTMENTS*
----------------------------------------------------
  General Obligation                         29.7%
  Prerefunded                                22.4%
  Hospital & Health Care                     13.4%
  Utilities                                  13.1%
  Transportation                              8.5%
  Higher Education                            5.6%
  Subject to Government Appropriations        3.4%
  Tax-Supported                               2.1%
  Other Revenue                               1.7%
  Housing                                     0.1%

*Does not include short-term investments and other net assets.

4. Source: Standard & Poor's, "Research: Summary: Michigan; Tax Secured, General Obligation," RATINGSDIRECT, 6/28/04.

5. Source: Moody's Investors Service, "New Issue: Michigan (State of)," 4/15/04.

6. This does not indicate Moody's rating of the Fund.

                                                         Semiannual Report  | 31

DIVIDEND DISTRIBUTIONS*
Franklin Michigan Insured Tax-Free Income Fund
3/1/04-8/31/04

----------------------------------------------------------------------------------------------
                                                            DIVIDEND PER SHARE
                                               -----------------------------------------------
   MONTH                                         CLASS A          CLASS B           CLASS C
----------------------------------------------------------------------------------------------
   March                                       4.50 cents        3.92 cents        3.92 cents
   April                                       4.50 cents        3.92 cents        3.92 cents
   May                                         4.50 cents        3.92 cents        3.92 cents
   June                                        4.50 cents        3.95 cents        3.94 cents
   July                                        4.50 cents        3.95 cents        3.94 cents
   August                                      4.50 cents        3.95 cents        3.94 cents
----------------------------------------------------------------------------------------------
   TOTAL                                      27.00 CENTS       23.61 CENTS       23.58 CENTS


*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

32 |  Semiannual Report

Performance Summary as of 8/31/04

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
--------------------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.31            $12.27           $12.58
  DISTRIBUTIONS (3/1/04-8/31/04)
  Dividend Income                       $0.2700
--------------------------------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           8/31/04          2/29/04
--------------------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.30            $12.33           $12.63
  DISTRIBUTIONS (3/1/04-8/31/04)
  Dividend Income                       $0.2361
--------------------------------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
--------------------------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.31            $12.38           $12.69
  DISTRIBUTIONS (3/1/04-8/31/04)
  Dividend Income                       $0.2358

                                                         Semiannual Report  | 33

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

---------------------------------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR            5-YEAR          10-YEAR
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              -0.23%         +5.80%           +34.26%          +77.35%
  Average Annual Total Return 2          -4.48%         +1.30%            +5.15%           +5.44%
  Avg. Ann. Total Return (9/30/04) 3                    -0.52%            +5.30%           +5.61%
     Distribution Rate 4                         4.28%
     Taxable Equivalent Distribution Rate 5      6.85%
     30-Day Standardized Yield 6                 3.45%
     Taxable Equivalent Yield 5                  5.52%
---------------------------------------------------------------------------------------------------------------------------
  CLASS B                               6-MONTH         1-YEAR            3-YEAR   INCEPTION (2/1/00)
--------------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -4.33%         +1.27%            +3.47%           +6.12%
  Avg. Ann. Total Return (9/30/04) 3                    -0.57%            +3.73%           +6.12%
     Distribution Rate 4                         3.91%
     Taxable Equivalent Distribution Rate 5      6.26%
     30-Day Standardized Yield 6                 3.06%
     Taxable Equivalent Yield 5                  4.90%
---------------------------------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH         1-YEAR            5-YEAR   INCEPTION (5/1/95)
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              -0.51%         +5.24%           +30.64%          +63.11%
  Average Annual Total Return 2          -1.48%         +4.24%            +5.49%           +5.38%
  Avg. Ann. Total Return (9/30/04) 3                    +2.30%            +5.64%           +5.39%
     Distribution Rate 4                         3.90%
     Taxable Equivalent Distribution Rate 5      6.24%
     30-Day Standardized Yield 6                 3.07%
     Taxable Equivalent Yield 5                  4.91%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

34 |  Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and Michigan state personal income tax bracket of 37.54%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

                                                         Semiannual Report  | 35

Your Fund's Expenses

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.

   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600[DIVIDE] $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

36 |  Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------------------
                                                BEGINNING ACCOUNT         ENDING ACCOUNT        EXPENSES PAID DURING
  CLASS A                                         VALUE 2/29/04           VALUE 8/31/04        PERIOD* 2/29/04-8/31/04
--------------------------------------------------------------------------------------------------------------------------
  Actual                                               $1,000                $  997.70                     $3.23
  Hypothetical (5% return before expenses)             $1,000                $1,021.97                     $3.27
--------------------------------------------------------------------------------------------------------------------------
  CLASS B
--------------------------------------------------------------------------------------------------------------------------
  Actual                                               $1,000                $  995.70                     $5.99
  Hypothetical (5% return before expenses)             $1,000                $1,019.16                     $6.06
--------------------------------------------------------------------------------------------------------------------------
  CLASS C
--------------------------------------------------------------------------------------------------------------------------
  Actual                                               $1,000                $  994.90                     $5.99
  Hypothetical (5% return before expenses)             $1,000                $1,019.16                     $6.06


*Expenses are equal to the annualized expense ratio for each class (A: 0.64%; B:
1.19%; and C: 1.19%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                         Semiannual Report  | 37

Franklin Minnesota Insured
Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Minnesota Insured Tax-Free Income Fund seeks to provide high, current income exempt from federal and Minnesota state personal income taxes by investing at least 80% of its total assets in insured securities that pay interest free from such taxes. 1, 2

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report Franklin Minnesota Insured Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $12.39 on February 29, 2004, to $12.14 on August 31, 2004. The Fund's Class A shares paid dividends totaling 26.10 cents per share for the same period. 3 The Performance Summary beginning on page 41 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.12%, based on an annualization of the current 4.35 cent per share dividend and the maximum offering price of $12.68 on August 31, 2004. An investor in the 2004 maximum combined federal and Minnesota state personal income tax bracket of 40.10% would need to earn a distribution rate of 6.88% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Minnesota's deep, diverse economy weathered the national recession of recent years, supported by several regional economic centers, steady demographic trends, high personal income levels, relative employment diversity and performance, and relatively low unemployment. In 2003, the state's wealth levels ranked seventh in the nation with per capita income at about 108% of the national average. 4

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

2. The insurance relates only to the payment of principal and interest on the portfolio's insured securities. No representation is made as to any insurer's ability to meet its commitments.

3. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

4. Source: Moody's Investors Service, "New Issue: Minnesota (State of),"
7/19/04.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 94.

38 |  Semiannual Report

Furthermore, state unemployment in August 2004, at 4.8%, remained well below the national unemployment rate of 5.4%. 5 The structure of Minnesota's employment base continued to change, though a dependence on the manufacturing sector endured.

A rebounding economy and strong financial management allowed the state to move back toward fiscal stability. Fiscal year 2003 ended with a better-than-expected $369 million budget balance. However, improved performance in 2003 was primarily due to flexible federal assistance dollars and below budget expenditures rather than revenue increases. Minnesota's 2004-2005 biennial budget also relied on lower expenditures as the state cut expenses by approximately $2 billion. Additionally, one-time revenue sources, such as $1 billion in tobacco funds and accelerated sales tax payments, contributed to a much lower-than-predicted budget shortfall of $160 million for the current biennium. 6 Governor Tim Pawlenty resolved this budget gap by accessing Minnesota's health care access funds, instituting administrative cuts, reducing debt service costs and improving revenue compliance efforts, while leaving the state's budget reserves intact.

Overall, Minnesota's debt burden, at $655 per capita, was relatively moderate and manageable. 6 Reflecting the state's modest debt levels, ample liquidity, broad-based economy and an administration focused on addressing short- and long-term structural fiscal issues, independent credit rating agency Standard & Poor's maintained its AAA rating and stable outlook for Minnesota. 7

MANAGER'S DISCUSSION

We used various strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

PORTFOLIO BREAKDOWN
Franklin Minnesota Insured
Tax-Free Income Fund
8/31/04

--------------------------------------------------------
                                             % OF TOTAL
                                  LONG-TERM INVESTMENTS*
--------------------------------------------------------
  General Obligation                              44.7%
  Hospital & Health Care                          15.1%
  Housing                                         11.9%
  Utilities                                       10.5%
  Transportation                                   6.6%
  Prerefunded                                      4.2%
  Higher Education                                 2.8%
  Other Revenue                                    1.7%
  Subject to Government Appropriations             1.7%
  Tax-Supported                                    0.8%

  *Does not include short-term investments and other net assets.



5. Source: Bureau of Labor Statistics.

6. Source: Standard & Poor's, "Research: Minnesota; Tax Secured, General Obligation," RATINGSDIRECT, 7/19/04.

7. This does not indicate Standard & Poor's rating of the Fund.

                                                         Semiannual Report  | 39

DIVIDEND DISTRIBUTIONS*
Franklin Minnesota Insured Tax-Free Income Fund
3/1/04-8/31/04

--------------------------------------------------------------
                                     DIVIDEND PER SHARE
--------------------------------------------------------------
   MONTH                          CLASS A          CLASS C
--------------------------------------------------------------
   March                        4.35 cents        3.83 cents
   April                        4.35 cents        3.83 cents
   May                          4.35 cents        3.83 cents
   June                         4.35 cents        3.76 cents
   July                         4.35 cents        3.76 cents
   August                       4.35 cents        3.76 cents
--------------------------------------------------------------
   TOTAL                       26.10 CENTS       22.77 CENTS



*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Thank you for your continued participation in Franklin Minnesota Insured Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

40 |  Semiannual Report

Performance Summary as of 8/31/04

FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.25            $12.14           $12.39
  DISTRIBUTIONS (3/1/04-8/31/04)
  Dividend Income                       $0.2610
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.25            $12.22           $12.47
  DISTRIBUTIONS (3/1/04-8/31/04)
  Dividend Income                       $0.2277


PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

  CLASS A                                6-MONTH        1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +0.18%         +5.86%           +33.39%          +70.75%
  Average Annual Total Return 2          -4.08%         +1.38%            +5.02%           +5.04%
  Avg. Ann. Total Return (9/30/04) 3                    -0.40%            +5.20%           +5.21%
     Distribution Rate 4                         4.12%
     Taxable Equivalent Distribution Rate 5      6.88%
     30-Day Standardized Yield 6                 3.70%
     Taxable Equivalent Yield 5                  6.18%
------------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH         1-YEAR            5-YEAR   INCEPTION (5/1/95)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              -0.11%         +5.32%           +29.89%          +57.00%
  Average Annual Total Return 2          -1.09%         +4.32%            +5.37%           +4.95%
  Avg. Ann. Total Return (9/30/04) 3                    +2.49%            +5.55%           +4.97%
     Distribution Rate 4                         3.71%
     Taxable Equivalent Distribution Rate 5      6.19%
     30-Day Standardized Yield 6                 3.31%
     Taxable Equivalent Yield 5                  5.53%


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

                                                         Semiannual Report  | 41

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and Minnesota state personal income tax bracket of 40.10%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

42 |  Semiannual Report

Your Fund's Expenses

FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.

   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 [DIVIDE] $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                         Semiannual Report  | 43

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
--------------------------------------------------------------------------------------------------------------------------
  CLASS A                                     VALUE 2/29/04       VALUE 8/31/04  PERIOD* 2/29/04-8/31/04
--------------------------------------------------------------------------------------------------------------------------
  Actual                                           $1,000           $1,001.80                 $3.43
  Hypothetical (5% return before expenses)         $1,000           $1,021.78                 $3.47
--------------------------------------------------------------------------------------------------------------------------
  CLASS C
--------------------------------------------------------------------------------------------------------------------------
  Actual                                           $1,000           $  998.90                 $6.20
  Hypothetical (5% return before expenses)         $1,000           $1,019.00                 $6.26


*Expenses are equal to the annualized expense ratio for each class (A: 0.68% and
C: 1.23%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


44 |  Semiannual Report

Franklin Ohio Insured
Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Ohio Insured Tax-Free Income Fund seeks to provide high, current income exempt from federal and Ohio state personal income taxes by investing at least 80% of its total assets in insured securities that pay interest free from such taxes. 1, 2

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Ohio Insured Tax-Free Income
Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $12.81 on February 29, 2004, to $12.51 on August 31, 2004. The Fund's Class A shares paid dividends totaling 26.94 cents per share for the same period. 3 The Performance Summary beginning on page 48 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.12%, based on an annualization of the current 4.49 cent per share dividend and the maximum offering price of $13.07 on August 31, 2004. An investor in the 2004 maximum combined federal and Ohio state personal income tax bracket of 39.88% would need to earn a distribution rate of 6.85% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

STATE UPDATE

Ohio's employment base began to diversify away from manufacturing toward a more balanced service- and trade-oriented economy. However, manufacturing continued to dominate non-farm payrolls and accounted for about 70% of the

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

2. The insurance relates only to the payment of principal and interest on the portfolio's insured securities. No representation is made as to any insurer's ability to meet its commitments.

3. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 103.

                                                         Semiannual Report  | 45

PORTFOLIO BREAKDOWN
Franklin Ohio Insured
Tax-Free Income Fund
8/31/04

----------------------------------------------------------
                                             % OF TOTAL
                                  LONG-TERM INVESTMENTS*
----------------------------------------------------------
  General Obligation                              47.3%
  Prerefunded                                     14.3%
  Utilities                                       11.1%
  Higher Education                                 7.1%
  Hospital & Health Care                           4.9%
  Tax-Supported                                    4.0%
  Transportation                                   3.3%
  Corporate-Backed                                 2.5%
  Housing                                          2.0%
  Other Revenue                                    1.9%
  Subject to Government Appropriations             1.6%

*Does not include short-term investments and other net assets.

235,000 jobs lost over the past three years. 4 Partly due to manufacturing sector weakness, unemployment reached 6.3% in August 2004, higher than the 5.4% national average. 5 Although a downward employment trend continued for most sectors, some service sectors, such as education and health, made solid gains.

Ohio proactively responded to revenue shortfalls caused by the slow-growing economy through the implementation of various revenue enhancements and across-the-board expenditure cuts. Revised revenue estimates for fiscal years 2004 and 2005 reflected reductions in general fund revenues, resulting mostly from declines in personal income tax collections. In response, the governor ordered expenditure reductions of $100 million in fiscal year 2004 and is expected to order further reductions of $200 million in fiscal year 2005. Also contributing to Ohio's balanced 2004-2005 biennium budget was a two-year sales tax rate increase of one cent, which is expected to generate $1.3 billion annually. Although relying heavily on this sales tax, the state also used some one-time revenue sources such as $235 million in tobacco master settlement agreement receipts and $193 million of federal windfall money from the recently enacted federal tax cut package. 4

Ohio has a history of sound financial management and has maintained moderate debt levels, at 2.2% of personal income and $623 per capita. 6 Standard & Poor's, an independent credit rating agency, assigned Ohio's general obligation debt an AA+ rating, with a stable outlook, given the state's return to structural balance for the fiscal year 2004-2005 biennium. 7 However, Moody's Investors Service, also an independent credit rating agency, assigned Ohio's general obligation debt an Aa1 rating with a negative outlook, reflecting Moody's concerns that the state's fiscal recovery may likely lag the economic recovery, thereby contributing to ongoing budget pressure in fiscal years 2004 and 2005. 8



4. Source: Moody's Investors Service, "New Issue: Ohio (State of)," 4/26/04.

5. Source: Bureau of Labor Statistics.

6. Source: Standard & Poor's, "Research: Ohio; Tax Secured, General Obligation," RATINGSDIRECT, 3/26/04.

7. This does not indicate Standard & Poor's rating of the Fund.

8. This does not indicate Moody's rating of the Fund.

46 |  Semiannual Report

DIVIDEND DISTRIBUTIONS*
Franklin Ohio Insured Tax-Free Income Fund
3/1/04-8/31/04

--------------------------------------------------------------------------------------------------
                                                                        DIVIDEND PER SHARE
--------------------------------------------------------------------------------------------------
   MONTH                                             CLASS A           CLASS B          CLASS C
--------------------------------------------------------------------------------------------------
   April                                            4.49 cents       3.90 cents        3.92 cents
   May                                              4.49 cents       3.90 cents        3.92 cents
   June                                             4.49 cents       3.92 cents        3.91 cents
   July                                             4.49 cents       3.92 cents        3.91 cents
   August                                           4.49 cents       3.92 cents        3.91 cents
--------------------------------------------------------------------------------------------------
   TOTAL                                           26.94 CENTS      23.46 CENTS       23.49 CENTS


*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

MANAGER'S DISCUSSION

We used various strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Thank you for your continued participation in Franklin Ohio Insured Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                         Semiannual Report  | 47

Performance Summary as of 8/31/04

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.30            $12.51           $12.81
  DISTRIBUTIONS (3/1/04-8/31/04)
  Dividend Income                       $0.2694
  Long-Term Capital Gain                $0.0123
         TOTAL                          $0.2817
---------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.30            $12.55           $12.85
  DISTRIBUTIONS (3/1/04-8/31/04)
  Dividend Income                       $0.2346
  Long-Term Capital Gain                $0.0123
         TOTAL                          $0.2469
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE             8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.30            $12.60           $12.90
  DISTRIBUTIONS (3/1/04-8/31/04)
  Dividend Income                       $0.2349
  Long-Term Capital Gain                $0.0123
         TOTAL                          $0.2472

48 |  Semiannual Report

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

---------------------------------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR            5-YEAR          10-YEAR
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              -0.05%         +6.25%           +33.72%          +75.59%
  Average Annual Total Return 2          -4.31%         +1.71%            +5.06%           +5.33%
  Avg. Ann. Total Return (9/30/04) 3                    +0.13%            +5.19%           +5.53%
     Distribution Rate 4                         4.12%
     Taxable Equivalent Distribution Rate 5      6.85%
     30-Day Standardized Yield 6                 3.43%
     Taxable Equivalent Yield 5                  5.70%
---------------------------------------------------------------------------------------------------------------------------
  CLASS B                               6-MONTH         1-YEAR            3-YEAR   INCEPTION (2/1/00)
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              -0.33%         +5.64%           +13.79%          +32.99%
  Average Annual Total Return 2          -4.24%         +1.64%            +3.48%           +6.07%
  Avg. Ann. Total Return (9/30/04) 3                    +0.01%            +3.73%           +6.08%
     Distribution Rate 4                         3.76%
     Taxable Equivalent Distribution Rate 5      6.25%
     30-Day Standardized Yield 6                 3.04%
     Taxable Equivalent Yield 5                  5.06%
---------------------------------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH         1-YEAR            5-YEAR   INCEPTION (5/1/95)
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              -0.33%         +5.61%           +30.06%          +61.43%
  Average Annual Total Return 2          -1.31%         +4.61%            +5.40%           +5.26%
  Avg. Ann. Total Return (9/30/04) 3                    +3.08%            +5.56%           +5.29%
     Distribution Rate 4                         3.74%
     Taxable Equivalent Distribution Rate 5      6.22%
     30-Day Standardized Yield 6                 3.03%
     Taxable Equivalent Yield 5                  5.04%
---------------------------------------------------------------------------------------------------------------------------


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.



                                                         Semiannual Report  | 49

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and Ohio state personal income tax bracket of 39.88%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

50 |  Semiannual Report

Your Fund's Expenses

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 [DIVIDE] $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                         Semiannual Report  | 51

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------------------
                                        BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                  VALUE 2/29/04      VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
--------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $  999.50                $3.28
  Hypothetical (5% return before expenses)    $1,000            $1,021.93                $3.31
--------------------------------------------------------------------------------------------------------------------------
  CLASS B
--------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $  996.70                $6.04
  Hypothetical (5% return before expenses)    $1,000            $1,019.16                $6.11
--------------------------------------------------------------------------------------------------------------------------
  CLASS C
--------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $  996.70                $6.04
  Hypothetical (5% return before expenses)    $1,000            $1,019.16                $6.11
--------------------------------------------------------------------------------------------------------------------------


*Expenses are equal to the annualized expense ratio for each class (A: 0.65%; B:
1.20%; and C: 1.20%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


52 |  Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND

                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS A                                               (UNAUDITED)        2004D       2003        2002        2001        2000D
                                                   ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............          $10.97      $10.76      $10.50      $10.36      $ 9.61      $10.53
                                                   ----------------------------------------------------------------------------
Income from investment operations:

 Net investment income a ........................             .23         .46         .46         .48         .49         .48

 Net realized and unrealized gains (losses) .....            (.27)        .20         .27         .14         .74        (.92)
                                                   ----------------------------------------------------------------------------
Total from investment operations ................            (.04)        .66         .73         .62        1.23        (.44)

Less distributions from net investment income ...            (.23)       (.45)       (.47)       (.48)       (.48)       (.48)

                                                   ----------------------------------------------------------------------------
Net asset value, end of period ..................          $10.70      $10.97      $10.76      $10.50      $10.36      $ 9.61
                                                   ============================================================================

Total return b ..................................          (.29)%       6.29%       7.14%       6.14%      13.10%     (4.22)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............        $143,043    $156,033    $156,973    $127,595    $116,581    $108,831

Ratios to average net assets:

 Expenses .......................................            .75% c      .75%        .76%        .78%        .78%        .77%

 Expenses net of waiver and payments by
  affiliate .....................................            .75% c      .75%        .76%        .78%        .78%        .76%

 Net investment income ..........................           4.30% c     4.27%       4.39%       4.58%       4.87%       4.79%

Portfolio turnover rate .........................          13.78%      11.38%      10.83%      23.17%      29.18%      23.92%




a Based on average daily shares outstanding.

b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

c Annualized.

d For the year ended February 29.

                      Semiannual Report|See notes to financial statements.  | 53

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)


-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.6%
  BONDS
  Alachua County Public Improvement Revenue, AMBAC Insured, 5.25%, 8/01/29 .................... $  2,500,000   $    2,593,650
  Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/20 ..............................    1,000,000        1,065,200
  Broward County HFAR, FSA Insured,
     5.65%, 11/01/22 ..........................................................................      405,000          415,360
     5.70%, 11/01/29 ..........................................................................      225,000          230,409
  Broward County School Board COP,
     MBIA Insured, 5.00%, 7/01/28 .............................................................    2,000,000        2,031,260
     Series A, FSA Insured, 5.00%, 7/01/22 ....................................................    2,000,000        2,096,160
     Series A, FSA Insured, 5.00%, 7/01/26 ....................................................    2,850,000        2,903,409
  Canaveral Port Authority Revenue, Refunding, Series B, FGIC Insured, 5.625%, 6/01/21 ........    1,000,000        1,079,500
  Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida,
    FSA Insured, 5.00%, 8/15/29 ...............................................................    1,500,000        1,523,475
  Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, FSA Insured, 5.75%, 9/01/29 ......    1,890,000        1,942,126
  Dade County Water and Sewer System Revenue, FGIC Insured, 5.25%, 10/01/21 ...................    1,000,000        1,052,410
  Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%, 11/15/32 ....    1,000,000        1,016,900
  Destin Capital Improvement Revenue, MBIA Insured, 5.00%, 8/01/27 ............................    1,315,000        1,341,471
  Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%,
    10/01/30 ..................................................................................      550,000          578,836
  Escambia County Utilities Authority Utility System Revenue,
     FGIC Insured, 5.00%, 1/01/31 .............................................................    1,775,000        1,796,957
     Refunding, Series B, FGIC Insured, 5.00%, 1/01/22 ........................................    2,000,000        2,098,620
  Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36 ............    1,600,000        1,673,968
  Florida HFC Revenue,
     Housing Logans Pointe Apartments, Series F-1, FSA Insured, 5.90%, 12/01/19 ...............    1,205,000        1,279,228
     Marina Bay Apartments, Series S, FSA Insured, 5.85%, 2/01/41 .............................    1,070,000        1,145,938
  Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured,
    5.00%, 8/01/32 ............................................................................    3,570,000        3,623,443
  Florida State Board of Education GO, Series F, MBIA Insured, 5.00%, 6/01/28 .................    2,000,000        2,038,160
  Florida State Board Regent Housing Revenue, University of Florida, FGIC Insured, 5.25%,
    7/01/30 ...................................................................................    2,000,000        2,083,620
  Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%,
    8/01/25 ...................................................................................    2,000,000        2,051,800
  Florida State Department Environmental Protection Preservation Revenue, Florida Forever,
    Series A, MBIA Insured, 5.00%, 7/01/21 ....................................................    3,000,000        3,189,000
  Florida State Department of General Services Division Facilities Management Revenue, Florida
    Facilities Pool, Series B, FSA Insured, 5.50%, 9/01/28 ....................................      550,000          585,613
  Gulf Breeze Revenue,
     FGIC Insured, 5.80%, 12/01/20 ............................................................    1,250,000        1,433,638
     Local Government Loan Program, FGIC Insured, 6.05%, 12/01/15 .............................    1,915,000        2,093,746
  Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, MBIA Insured, 6.25%,
    12/01/34 ..................................................................................    1,500,000        1,547,850
  Hillsborough County School Board COP, MBIA Insured, 5.375%, 7/01/26 .........................    2,000,000        2,088,280
  Indian Trail Water Control District Improvement Revenue Bonds, MBIA Insured,
     5.75%, 8/01/16 ...........................................................................    1,090,000        1,187,021
     5.50%, 8/01/22 ...........................................................................      500,000          533,530
  Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%,
    10/01/25 ..................................................................................    4,000,000        4,109,520


54 |  Semiannual Report

Franklin Tax-Free Trust


-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC Insured,
    5.00%, 10/01/32 ..........................................................................  $  1,000,000   $    1,015,230
  Jacksonville Transportation Revenue, MBIA Insured, 5.00%, 10/01/26 .........................     2,000,000        2,038,100
  Jacksonville Water and Sewer Revenue, United Water Project, AMBAC Insured, 6.35%, 8/01/25 ..     1,000,000        1,054,180
  Lake Clarke Shores Utility Systems Revenue, Refunding and Improvement, FGIC Insured, 5.80%,
    10/01/18 .................................................................................     1,415,000        1,448,337
  Lee County Airport Revenue, Series B, FSA Insured, 5.75%, 10/01/33 .........................     4,000,000        4,358,200
  Lee County IDA Utilities Revenue, Bonita Springs Utilities Project,
    Refunding, MBIA Insured, 6.05%,
     11/01/15 ................................................................................     2,000,000        2,172,200
     11/01/20 ................................................................................     1,500,000        1,609,365
  Lynn Haven Capital Improvement Revenue,
     MBIA Insured, 5.50%, 12/01/32 ...........................................................     2,000,000        2,139,740
     Series A, MBIA Insured, Pre-Refunded, 5.75%, 12/01/16 ...................................     1,000,000        1,071,160
  Marion County Utility System Revenue, FGIC Insured, 5.00%, 12/01/31 ........................     1,500,000        1,523,175
  Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 .........................     3,000,000        3,047,400
  Miami-Dade County Aviation Revenue, Miami International Airport,
     HUB, Series B, FGIC Insured, 5.00%, 10/01/30 ............................................     3,500,000        3,552,465
     Series B, FGIC Insured, 5.75%, 10/01/29 .................................................     2,500,000        2,737,950
  Ocoee Water and Sewer System Revenue, AMBAC Insured, 5.625%, 10/01/26 ......................     4,220,000        4,591,655
  Orange County Health Facilities Authority Revenue, MBIA Insured, 6.00%, 11/01/24 ...........       700,000          705,397
  Orange County Public Services Tax Revenue, FGIC Insured, Pre-Refunded, 6.00%, 10/01/24 .....     1,000,000        1,069,290
  Orange County School Board COP, AMBAC Insured, 5.50%, 8/01/25 ..............................     1,000,000        1,073,340
  Orange County Tourist Development Tax Revenue, AMBAC Insured, 5.50%,
     10/01/22 ................................................................................     1,000,000        1,093,740
     10/01/31 ................................................................................     2,500,000        2,654,175
     10/01/32 ................................................................................     2,000,000        2,131,100
  Osceola County HFA, MFHR, Tierra Vista Apartment Project, Series A, FSA Insured, 5.70%,
    12/01/17 .................................................................................       480,000          492,312
  Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%, 10/01/32 ..............     3,000,000        3,045,690
  Palm Beach County IDR, South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 ...........     2,000,000        2,124,000
  Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC Insured,
    Pre-Refunded, 5.125%, 11/01/30 ...........................................................     2,000,000        2,256,840
  Palm Beach County School Board COP, Series A,
     AMBAC Insured, 5.125%, 8/01/24 ..........................................................     5,000,000        5,233,000
     FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ..............................................     3,000,000        3,536,040
  Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32 ................     2,000,000        2,032,440
  Pembroke Pines Public Improvement Revenue,
     Series A, AMBAC Insured, 5.00%, 10/01/29 ................................................     2,000,000        2,034,780
     Series B, AMBAC Insured, 5.00%, 10/01/34 ................................................     2,000,000        2,031,580
  Pinellas County Sewer Revenue, FSA Insured, 5.00%, 10/01/32 ................................     3,000,000        3,050,250
  Polk County Capital Improvement Revenue, Special Tax, FSA Insured, Pre-Refunded, 5.75%,
    12/01/21 .................................................................................     1,000,000        1,168,150
  Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ........................     1,000,000        1,017,730
  Sarasota County Utilities System Revenue, FGIC Insured, 5.75%, 10/01/27 ....................       520,000          570,757

Semiannual Report| 55

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  St. Lucie West Services District Special Assessment Revenue, Port St. Lucie,
   Water Management Benefit, Refunding, senior lien, Series A,
   MBIA Insured, 5.25%, 5/01/25 ............................................................ $  5,000,000   $    5,248,650
  St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured,
    6.125%, 10/01/32 .......................................................................    2,240,000        2,571,654
  Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30 ..........................    1,000,000        1,061,350
  West Melbourne Water and Sewer Revenue, FGIC Insured, 6.75%, 10/01/14 ....................      315,000          319,505
                                                                                                            --------------
  TOTAL LONG TERM INVESTMENTS (COST $130,373,779) ..........................................                   139,718,938
                                                                                                            --------------
  SHORT TERM INVESTMENTS 1.3%
  BONDS
a Jacksonville Health Facilities Authority Hospital Revenue,
     Baptist Medical Center Project, Daily VRDN and Put, 1.32%, 8/15/21 ....................      300,000          300,000
     Series C, Daily VRDN and Put, 1.32%, 8/15/33 ..........................................    1,420,000        1,420,000
a Orange County School Board COP, Series B, MBIA Insured, Daily VRDN and Put, 1.35%,
    8/01/27 ................................................................................      100,000          100,000
                                                                                                            --------------
  TOTAL SHORT TERM INVESTMENTS (COST $1,820,000) ...........................................                     1,820,000
                                                                                                            --------------
  TOTAL INVESTMENTS (COST $132,193,779) 98.9% ..............................................                   141,538,938
  OTHER ASSETS, LESS LIABILITIES 1.1% ......................................................                     1,504,381
                                                                                                            --------------
  NET ASSETS 100.0% ........................................................................                $  143,043,319
                                                                                                            ==============


See Glossary of Terms on page 113.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

56 |  See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN INSURED TAX-FREE INCOME FUND

                                           ----------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                             AUGUST 31, 2004                       YEAR ENDED FEBRUARY 28,
CLASS A                                        (UNAUDITED)       2004 D        2003          2002         2001          2000 D
                                           ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
 period)
Net asset value, beginning of period .....        $12.62        $12.37        $12.13       $11.98        $11.24        $12.26
                                           ----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .................           .28           .55           .58           .59          .60           .61
 Net realized and unrealized gains
 (losses) ................................          (.29)          .25           .24           .16          .74         (1.00)
                                           ----------------------------------------------------------------------------------
Total from investment operations .........          (.01)          .80           .82           .75         1.34          (.39)
                                           ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income ...................          (.28)         (.55)         (.58)         (.60)        (.60)         (.61)
 Net realized gains ......................          (.01)           --            --            --           --          (.02)
                                           ----------------------------------------------------------------------------------
Total distributions ......................          (.29)         (.55)         (.58)         (.60)        (.60)         (.63)
Net asset value, end of period ...........        $12.32        $12.62        $12.37        $12.13       $11.98        $11.24
                                           ==================================================================================

Total return b ...........................        (.03)%         6.65%         6.90%         6.39%       12.24%       (3.21)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ........    $1,596,643    $1,696,913    $1,646,355    $1,554,245   $1,472,089    $1,445,546
Ratios to average net assets:
 Expenses ................................          .63% c        .63%          .62%          .63%         .62%          .62%
 Net investment income ...................         4.48% c       4.45%         4.73%         4.90%        5.23%         5.23%
Portfolio turnover rate ..................         4.06%         9.41%        11.74%         8.48%       10.40%        13.29%


a Based on average daily shares outstanding.

b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

c Annualized.

d For the year ended February 29.

                    Semiannual Report | See notes to financial statements.  | 57

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND (CONTINUED)

                                                  ----------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2004               YEAR ENDED FEBRUARY 28,
CLASS B                                               (UNAUDITED)        2004D       2003        2002        2001        2000E
                                                  ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............         $12.67      $12.42      $12.17      $12.00      $11.24      $11.14
                                                  ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ........................            .24         .49         .51         .53         .55         .05
 Net realized and unrealized gains (losses) .....           (.28)        .24         .25         .17         .75         .10
                                                  ----------------------------------------------------------------------------
Total from investment operations ................           (.04)        .73         .76         .70        1.30         .15
                                                  ----------------------------------------------------------------------------
Less distributions from:
 Net investment income ..........................           (.25)       (.48)       (.51)       (.53)       (.54)       (.05)
 Net realized gains .............................           (.01)         --          --          --          --          --
                                                  ----------------------------------------------------------------------------
Total distributions .............................           (.26)       (.48)       (.51)       (.53)       (.54)       (.05)
                                                  ----------------------------------------------------------------------------
Net asset value, end of period ..................         $12.37      $12.67      $12.42      $12.17      $12.00      $11.24
                                                  ============================================================================

Total return b ..................................          (.32)%      6.04%       6.37%       5.96%      11.80%       1.31%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............       $102,237    $108,518     $82,062     $38,158      $6,291         $63
Ratios to average net assets:
 Expenses .......................................          1.18% c     1.18%       1.18%       1.18%       1.18%       1.18% c
 Net investment income ..........................          3.93% c     3.90%       4.17%       4.35%       4.68%       5.23% c
Portfolio turnover rate .........................          4.06%       9.41%      11.74%       8.48%      10.40%      13.29%



a Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

c Annualized.

d For the year ended February 29.

e For the period February 1, 2000 (effective date) to February 29, 2000.

58 |  See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN INSURED TAX-FREE INCOME FUND (CONTINUED)

                                                -----------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                  AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS C                                            (UNAUDITED)          2004 D      2003        2002        2001        2000 D
                                                -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............          $12.72      $12.47      $12.21      $12.05      $11.31      $12.33
Income from investment operations:
 Net investment income a ........................             .24         .48         .52         .53         .55         .55
 Net realized and unrealized gains (losses) .....            (.28)        .25         .25         .16         .73       (1.00)
                                                        ---------------------------------------------------------------------
Total from investment operations ................            (.04)        .73         .77         .69        1.28        (.45)
                                                        ---------------------------------------------------------------------
Less distributions from:
 Net investment income ..........................            (.25)       (.48)       (.51)       (.53)       (.54)       (.55)
 Net realized gains .............................            (.01)         --          --          --          --        (.02)
                                                        ---------------------------------------------------------------------
Total distributions .............................            (.26)       (.48)       (.51)       (.53)       (.54)       (.57)
                                                        ---------------------------------------------------------------------
Net asset value, end of period ..................          $12.42      $12.72      $12.47      $12.21      $12.05      $11.31
                                                        =====================================================================
Total return b ..................................          (.31)%       5.99%       6.45%       5.84%      11.55%     (3.74)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............        $136,930    $152,833    $129,608     $90,403     $62,212     $56,627
Ratios to average net assets:
 Expenses .......................................           1.18% c     1.20%       1.15%       1.18%       1.18%       1.18%
 Net investment income ..........................           3.93% c     3.88%       4.20%       4.35%       4.67%       4.66%
Portfolio turnover rate .........................           4.06%       9.41%      11.74%       8.48%      10.40%      13.29%


a Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

c Annualized.

d For the year ended February 29.

                    Semiannual Report | See notes to financial statements.  | 59

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT  VALUE
-----------------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS 99.1%
 BONDS 97.7%
 ALABAMA 4.9%
 Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A, AMBAC
   Insured, 5.25%, 8/15/21 ............................................................   $ 2,490,000   $ 2,668,882
 Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.25%,
   6/01/18 ............................................................................     5,000,000     5,427,150
 Bessemer Governmental Utility Services Corp. Water Supply Revenue, MBIA Insured,
   5.25%, 6/01/32 .....................................................................     5,000,000     5,162,050
 Daphne Utilities Board Water Gas and Sewer Revenue, Series B, AMBAC Insured, 5.50%,
   6/01/30 ............................................................................     1,670,000     1,775,243
 East Alabama Health Care Authority Health Care Facilities Revenue,
   Tax Anticipation Bond,
   Series A, MBIA Insured, 5.25%, 9/01/28 .............................................     7,000,000     7,215,250
 Helena Utilities Board Water and Sewer Revenue, MBIA Insured, 5.25%,
    4/01/27 ...........................................................................     3,260,000     3,396,953
    4/01/33 ...........................................................................     4,890,000     5,077,874
 Jefferson County Sewer Revenue,
    Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded, 5.125%, 2/01/29 ..    22,050,000    24,484,099
    Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 ..............................    14,690,000    16,513,910
    wts., Series D, FGIC Insured, Pre-Refunded, 5.75%, 2/01/22 ........................     5,000,000     5,485,130
 Montgomery Medical Clinic Board Health Care Facilities Revenue, Jackson Hospital and
   Clinic, Refunding, AMBAC Insured, 6.00%, 3/01/26 ...................................     4,000,000     4,296,600
 Muscle Shoals GO, wts., MBIA Insured, 5.50%, 8/01/30 .................................     2,000,000     2,139,940
 University of Alabama University Revenues, FGIC Insured, 5.25%, 10/01/27 .............     5,975,000     6,188,905
                                                                                                        -----------
                                                                                                         89,831,986
                                                                                                        -----------
 ALASKA .8%
 Alaska Energy Authority Power Revenue, Bradley Lake Project, 6.25%, 7/01/21 ..........         5,000         5,016
 Alaska Energy Authority Utilities Revenue, Refunding, FSA Insured, 5.20%, 7/01/17 ....     3,000,000     3,192,150
 Alaska Industrial Development and Export Authority Revenue, Revolving Fund, Refunding,
   Series A, MBIA Insured, 6.125%, 4/01/27 ............................................     5,000,000     5,397,900
 Alaska State HFC Revenue, Refunding, Series A, MBIA Insured,
    6.00%, 6/01/27 ....................................................................     5,000,000     5,194,950
    5.875%, 12/01/30 ..................................................................       215,000       219,775
                                                                                                        -----------
                                                                                                         14,009,791
                                                                                                        -----------
 ARIZONA 2.5%
 Arizona State Municipal Financing Program COP, Series 1986-20, ETM, 7.70%, 8/01/10 ...     6,000,000     7,242,480
 Cochise County USD No. 68 GO, Sierra Vista, Refunding, FGIC Insured, 7.50%, 7/01/10 ..       500,000       621,875
 Maricopa County IDA, Hospital Facility Revenue, Samaritan Health Services,
   Refunding, Series A,
   MBIA Insured, ETM, 7.00%, 12/01/16 .................................................       300,000       377,538
 Mesa IDAR, Discovery Health System, Series A, MBIA Insured,
    5.75%, 1/01/25 ....................................................................    18,000,000    19,426,860
    5.625%, 1/01/29 ...................................................................    12,655,000    13,508,453
 Tucson Water Revenue, Series 1994-A, MBIA Insured, Pre-Refunded, 6.00%, 7/01/21 ......     5,000,000     5,444,100
                                                                                                        -----------
                                                                                                         46,621,306
                                                                                                        -----------
 ARKANSAS 1.1%
 Arkansas State Development Finance Authority Water Revenue, Refunding, Series A, MBIA
   Insured, 6.50%, 7/01/10 ............................................................     2,000,000     2,357,560




60 |  Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  ARKANSAS (CONT.)
  Little Rock School District GO,
     Refunding, Series B, FSA Insured, 5.50%, 2/01/33 ....................................   $ 3,970,000   $ 4,189,819
     Series C, FSA Insured, 5.25%, 2/01/33 ...............................................     7,790,000     8,059,300
  Paragould Water and Electric Revenue, AMBAC Insured, 5.65%, 12/01/25 ...................     1,000,000     1,085,130
  University of Arkansas University Revenues, Various Facility,
    Fayetteville Campus, FGIC Insured,
    5.00%, 12/01/32 ......................................................................     4,000,000     4,061,800
                                                                                                           -----------
                                                                                                            19,753,609
                                                                                                           -----------
  CALIFORNIA 5.0%
  California State GO,
     AMBAC Insured, 5.00%, 2/01/33 .......................................................     7,000,000     7,138,390
     FSA Insured, 5.00%, 2/01/29 .........................................................     7,000,000     7,156,310
     Refunding, AMBAC Insured, 5.00%, 2/01/32 ............................................     4,750,000     4,832,175
     Refunding, MBIA Insured, 5.00%, 2/01/31 .............................................    25,000,000    25,497,750
     Refunding, MBIA Insured, 5.00%, 10/01/32 ............................................     1,910,000     1,945,507
  Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 ...........    15,000,000    20,041,950
  Los Angeles County MTA Sales Tax Revenue, Refunding Proposition A
    First Tier Senior, Series B,
    MBIA Insured, 4.50%, 7/01/21 .........................................................    20,000,000    20,114,800
  Oakland RDA Tax Allocation, Central District Redevelopment, Refunding,
    AMBAC Insured,
    5.50%, 2/01/14 .......................................................................       250,000       286,765
  San Francisco BART, District Sales Tax Revenue, FGIC Insured, 5.50%, 7/01/20 ...........     1,035,000     1,079,132
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
    MBIA Insured, 5.25%, 1/15/30 .........................................................     4,000,000     4,104,760
                                                                                                           -----------
                                                                                                            92,197,539
                                                                                                           -----------
  COLORADO 2.8%
  Broomfield COP, AMBAC Insured, 6.00%, 12/01/29 .........................................     3,000,000     3,376,200
  Centennial Water and Sanitation District Water and Sewer Revenue, Refunding, Series A,
    FSA Insured, 5.125%, 12/01/17 ........................................................     5,000,000     5,321,700
  Colorado Health Facilities Authority Revenue, Community Provider Pooled Loan Program,
    Series A, FSA Insured, 7.25%, 7/15/17 ................................................       205,000       205,750
  Colorado Public Highway Authority Revenue, Highway E-470, Refunding, Senior Series A,
    MBIA Insured, 5.00%, 9/01/21 .........................................................     5,000,000     5,264,300
  Colorado Springs Hospital Revenue, Refunding, MBIA Insured, Pre-Refunded, 6.00%,
    12/15/24 .............................................................................     2,455,000     2,639,714
  Denver City and County Airport Revenue,
     Series C, MBIA Insured, ETM, 6.125%, 11/15/25 .......................................     8,000,000     8,646,830
     Series E, MBIA Insured, 5.50%, 11/15/25 .............................................     5,000,000     5,329,050
  Morgan County PCR, first mortgage, Public Service Co., Refunding,
    Series A, MBIA Insured,
    5.50%, 6/01/12 .......................................................................     1,000,000     1,002,890
  Mountain College Residence Hall Authority Revenue, MBIA Insured, Pre-Refunded,
     5.625%, 6/01/12 .....................................................................     1,900,000     2,034,425
     5.75%, 6/01/23 ......................................................................     3,000,000     3,200,940
  University of Colorado Hospital Authority Revenue, Refunding,
     Series A, AMBAC Insured,
     5.20%, 11/15/17 .....................................................................     5,425,000     5,848,530
     5.25%, 11/15/22 .....................................................................     7,800,000     8,193,198
                                                                                                           -----------
                                                                                                            51,063,527
                                                                                                           -----------

                                                         Semiannual Report  | 61

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  CONNECTICUT .2%
  Connecticut State Health and Educational Facilities Authority Revenue,
     Danbury Hospital, Series E, MBIA Insured, 6.50%, 7/01/14 ................................   $   335,000   $   336,126
     Mansfield Nursing Home, AMBAC Insured, 6.00%, 11/01/22 ..................................     2,450,000     2,493,340
                                                                                                               -----------
                                                                                                                 2,829,466
                                                                                                               -----------
  DELAWARE
  Delaware State Health Facilities Authority Revenue, Medical Center,
   MBIA Insured, Pre-Refunded, 7.00%, 10/01/15 ...............................................       780,000       783,619
                                                                                                               -----------
  FLORIDA 8.6%
  Celebration CDD, Special Assessment, Series B, MBIA Insured, 5.50%, 5/01/19 ................       235,000       255,360
  Clearwater Water and Sewer Revenue, FGIC Insured, 5.00%,
     12/01/28 ................................................................................    11,050,000    11,250,889
     12/01/32 ................................................................................    13,665,000    13,876,124
  Dade County Seaport Revenue, Refunding, Series E, MBIA Insured, 8.00%, 10/01/08 ............       200,000       242,994
  Florida State Board of Education Capital Outlay GO, Public Education,
     Refunding, Series E, FGIC Insured, 5.00%, 6/01/24 .......................................     5,000,000     5,171,550
     Series B, FGIC Insured, 5.00%, 6/01/23 ..................................................     5,395,000     5,627,524
  Florida State Board of Education GO,
     Public Education, Refunding, Series B, MBIA Insured, 4.75%, 6/01/22 .....................     1,000,000     1,031,710
     Series C, MBIA Insured, 5.00%, 6/01/27 ..................................................     4,245,000     4,329,051
  Greater Orlando Aviation Authority Orlando Airport Facilities Revenue, Series B, FGIC Insured,
    5.25%, 10/01/28 ..........................................................................     2,500,000     2,582,550
  Hillsborough County IDA, PCR, Tampa Electric Co. Project, Refunding, MBIA Insured, 6.25%,
    12/01/34 .................................................................................     1,000,000     1,031,900
  Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/30 .............................     5,000,000     5,071,200
  Jacksonville Transportation Revenue, MBIA Insured, 5.25%, 10/01/29 .........................    11,000,000    11,447,590
  Lee County IDA Utilities Revenue, Bonita Springs Utilities Project, Refunding, MBIA Insured,
    6.05%,
     11/01/15 ................................................................................     1,000,000     1,086,100
     11/01/20 ................................................................................     1,000,000     1,072,910
  Lee County Solid Waste System Revenue, MBIA Insured, 5.375%, 10/01/15 ......................     2,000,000     2,095,920
  Manatee County School Board COP, MBIA Insured, Pre-Refunded, 6.125%, 7/01/21 ...............     5,000,000     5,503,900
  Opa-Locka Capital Improvement Revenue, FGIC Insured, 6.125%, 1/01/24 .......................     1,000,000     1,023,170
  Orange County Health Facilities Authority Revenue, MBIA Insured, 6.00%, 11/01/24 ...........       260,000       262,005
  Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 .....................    10,000,000    10,162,800
  Orange County Tourist Development Tax Revenue, AMBAC Insured,
     5.25%, 10/01/27 .........................................................................    10,000,000    10,483,200
     5.50%, 10/01/31 .........................................................................     1,000,000     1,061,670
  Orlando and Orange County Expressway Authority Expressway Revenue,
     junior lien, FGIC Insured, 6.50%, 7/01/10 ...............................................       100,000          ,289
     junior lien, FGIC Insured, 6.50%, 7/01/12 ...............................................       225,000       274,300
     Series B, AMBAC Insured, 5.00%, 7/01/35 .................................................    20,000,000    20,327,000
  Osceola County School Board COP, Series A, AMBAC Insured, 5.25%, 6/01/27 ...................    13,000,000    13,659,100
  Pasco County Guaranteed Entitlement Revenue,
    Refunding, FSA Insured, 5.00%, 12/01/33 ..................................................     2,185,000     2,222,058
  Pinellas County Health Facilities Authority Revenue, Baycare Health System, FSA Insured,
    5.00%, 11/15/30 ..........................................................................     4,000,000     4,057,680
  Polk County IDAR, Winter Haven Hospital, Series 2, MBIA Insured, 6.25%, 9/01/15 ............       895,000       906,402
  Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/24 ........................     5,000,000     5,116,950


62 |  Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  FLORIDA (CONT.)
  Port Saint Lucie Utility Revenue, MBIA Insured, 5.00%, 9/01/34 .........................   $  8,420,000   $  8,552,447
  Sumter County School District Revenue,
    Multi-District Loan Program, FSA Insured, 7.15%,
    11/01/15 .............................................................................        245,000        321,433
  Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%, 10/01/22 ............      2,000,000      2,204,140
  Tampa Bay Water Utility System Revenue, FGIC Insured,
    Pre-Refunded, 5.75%, 10/01/29 ........................................................      2,000,000      2,344,160
  Volusia County Educational Facility Authority Revenue,
    Embry Riddle Aeronautical University,
    Refunding, Series B, AMBAC Insured, 5.25%, 10/15/19 ..................................      3,500,000      3,817,275
                                                                                                            ------------
                                                                                                             158,592,351
                                                                                                            ------------
  GEORGIA 7.2%
  Athens Housing Authority Student Housing Lease Revenue,
    University of Georgia, East Campus,
    Refunding, AMBAC Insured, 5.00%, 12/01/33 ............................................      6,000,000      6,088,620
  Atlanta Airport Facilities Revenue, Refunding, Series A,
    FGIC Insured, Pre-Refunded, 5.50%,
    1/01/26 ..............................................................................     13,750,000     15,708,275
  Atlanta GO, Refunding, FGIC Insured, 5.00%, 12/01/20 ...................................      3,775,000      3,990,590
  Atlanta Water and Wastewater Revenue, Series A, FGIC Insured,
     5.00%, 11/01/29 .....................................................................      4,750,000      4,827,662
     Pre-Refunded, 5.00%, 11/01/29 .......................................................      5,250,000      5,846,137
  Brunswick Water and Sewer Revenue,
    Refunding and Improvement, MBIA Insured, 6.10%,
    10/01/14 .............................................................................      1,535,000      1,867,051
  Burke County Development Authority PCR, Georgia Power Co. Plant Vogtle, Refunding, 2nd
    Series, AMBAC Insured, 5.25%, 5/01/34 ................................................      5,000,000      5,131,600
  Cherokee County Water and Sewage Authority Revenue,
     FGIC Insured, 5.00%, 8/01/27 ........................................................      1,500,000      1,532,235
     MBIA Insured, 6.90%, 8/01/18 ........................................................         15,000         15,048
  Columbus Building Authority Lease Revenue,
    Series A, FGIC Insured, 5.00%, 1/01/31 ...............................................      3,500,000      3,564,820
  Fitzgerald Housing Authority Mortgage Revenue, Bridge Creek,
    Refunding, Series A, MBIA
    Insured, 6.50%, 7/01/24 ..............................................................        965,000        967,162
  Fulton County Development Authority Revenue,
    Georgia Tech Athletic Association, Refunding,
    AMBAC Insured, 5.125%, 10/01/32 ......................................................      9,000,000      9,195,120
  Georgia Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus
    Regional Healthcare Systems, MBIA Insured, 5.50%, 8/01/19 ............................     15,000,000     16,552,350
  Henry County Water and Sewer Authority Revenue, FGIC Insured, 5.625%, 2/01/30 ..........      3,500,000      3,801,980
  Macon-Bibb County Urban Development Authority Revenue, MFH, Refunding, Series A,
    MBIA Insured, 5.55%, 1/01/24 .........................................................      1,590,000      1,643,090
  Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
    MBIA Insured, 5.00%,
     7/01/27 .............................................................................     13,470,000     13,717,040
     7/01/28 .............................................................................     14,175,000     14,425,189
     7/01/32 .............................................................................      8,575,000      8,702,768
  Rockdale County Water and Sewer Authority Revenue, Refunding, Series A, MBIA Insured,
    5.375%, 7/01/29 ......................................................................      6,350,000      6,685,979
  South Fulton Municipal Regional Water and Sewer Authority, Water Revenue, MBIA Insured,
    5.00%, 1/01/33 .......................................................................      8,000,000      8,119,200
                                                                                                            ------------
                                                                                                             132,381,916
                                                                                                            ------------

                                                         Semiannual Report  | 63

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  HAWAII .9%
  Hawaii County GO, Refunding and Improvement, Series A, FGIC Insured, 5.60%,
     5/01/12 ............................................................................   $ 1,000,000   $ 1,148,690
     5/01/13 ............................................................................     1,000,000     1,150,850
  Hawaii State Department of Budget and Finance Special
    Purpose Mortgage Revenue, St. Francis
    Medical Centers, Refunding, FSA Insured, 6.50%, 7/01/22 .............................     4,000,000     4,019,200
  Hawaii State Department of Budget and Finance Special Purpose Revenue,
    Hawaiian Electric Co. ...............................................................
    Project, Series B, MBIA Insured, 5.875%, 12/01/26 ...................................     2,000,000     2,120,200
  Honolulu City and County GO, Series C, FGIC Insured, 5.00%, 7/01/20 ...................     6,250,000     6,586,188
  Kauai County GO, Series A, FGIC Insured, Pre-Refunded, 6.125%, 8/01/23 ................     1,755,000     2,065,582
                                                                                                          -----------
                                                                                                           17,090,710
                                                                                                          -----------
  ILLINOIS 1.3%
  Chicago Board of Education GO, Chicago School Reform, Series A,
    AMBAC Insured, 5.25%,
    12/01/30 ............................................................................     2,000,000     2,074,920
  Chicago Board of Education Lease COP, Refunding,
    Series A, MBIA Insured, 6.25%, 1/01/09 ..............................................       320,000       366,093
  Cook County Community College District No. 508 COP, FGIC Insured, 8.75%, 1/01/05 ......     5,000,000     5,119,550
  Illinois Health Facilities Authority Revenue,
     Michael Reese Hospital, Series A, FSA Insured, ETM, 7.60%, 2/15/05 .................       850,000       874,327
     Northwestern Medical Facility Foundation, Refunding,
      MBIA Insured, 5.125%, 11/15/28 ....................................................     5,000,000     5,137,150
     Series 1990, FSA Insured, 7.75%, 8/15/10 ...........................................     2,056,000     2,063,422
     Series 1990, FSA Insured, ETM, 7.75%, 8/15/10 ......................................        50,000        63,321
  Macon County and Decatur COP, Decatur Public Building Commission,
    FGIC Insured, 6.50%,
    1/01/06 .............................................................................       300,000       318,735
  Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
    Expansion Project, Refunding, Series A, AMBAC Insured, 5.25%, 6/15/27 ...............     4,225,000     4,384,916
  Onterie Center HFC, Mortgage Revenue, Refunding, MBIA Insured, 7.05%, 7/01/27 .........     2,000,000     2,044,260
  Regional Transportation Authority Revenue, Series A,
    AMBAC Insured, 7.20%, 11/01/20 ......................................................       300,000       385,926
                                                                                                          -----------
                                                                                                           22,832,620
                                                                                                          -----------
  KANSAS .1%
  Cowley and Shawnee Counties SFMR, GNMA Secured, 7.35%, 12/01/11 .......................       145,000       146,156
  Kansas State Development Finance Authority Health Facility Revenue,
    MBIA Insured, 5.80%,
    11/15/21 ............................................................................     1,330,000     1,424,802
                                                                                                          -----------
                                                                                                            1,570,958
                                                                                                          -----------
  KENTUCKY .6%
  Jefferson County Capital Projects Corp. Revenue, Lease, MBIA Insured,
    5.375%, 6/01/22 .....................................................................     2,000,000     2,114,080
    5.50%, 6/01/28 ......................................................................       750,000       789,555
  Kenton County Water District No. 1 Waterworks Revenue, Series B,
    FGIC Insured, Pre-Refunded,
    5.70%, 2/01/20 ......................................................................     1,250,000     1,323,750
  Louisville and Jefferson County Metropolitan Sewer District Sewer and
    Drain System Revenue,
    Series A,
     AMBAC Insured, Pre-Refunded, 6.75%, 5/15/25 ........................................     2,000,000     2,062,800
     MBIA Insured, 5.50%, 5/15/34 .......................................................     5,000,000     5,346,900
                                                                                                          -----------
                                                                                                           11,637,085
                                                                                                          -----------

64 |  Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  LOUISIANA .9%
  Louisiana Local Government Environmental Facilities CDA Revenue, Parking Facilities Corp. ....
    Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31 ..................................   $ 5,485,000   $ 5,745,867
  Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%, 6/01/27 ...........    10,000,000    10,179,200
                                                                                                                 -----------
                                                                                                                  15,925,067
                                                                                                                 -----------
  MAINE .1%
  Maine State Health and Higher Educational Facilities Authority Revenue, Series C, FSA Insured,
     6.20%, 7/01/25 ............................................................................       100,000       105,361
     Pre-Refunded, 6.20%, 7/01/25 ..............................................................     1,915,000     2,029,038
                                                                                                                 -----------
                                                                                                                   2,134,399
                                                                                                                 -----------
  MARYLAND 1.0%
  Baltimore Project Revenue, Wastewater Project, Refunding, FGIC Insured,
    5.125%, 7/01/42 ............................................................................    11,000,000    11,259,050
  Baltimore Revenue, Wastewater Project, Series A, FSA Insured, Pre-Refunded, 5.75%,
    7/01/30 ....................................................................................     5,880,000     6,789,401
  Maryland State CDA, Department of Housing and Community Development Revenue,
    Infrastructure Financing, Series A, AMBAC Insured, 6.625%, 6/01/12 .........................       210,000       210,000
  Maryland State Health and Higher Educational Facilities Authority Revenue, University of
    Maryland Medical System, Series B, FGIC Insured, 7.00%, 7/01/22 ............................       200,000       254,436
                                                                                                                 -----------
                                                                                                                  18,512,887
                                                                                                                 -----------
  MASSACHUSETTS 3.9%
  Central Berkshire Religious School District GO, Series B,
    FSA Insured, 5.125%, 3/01/18 ...............................................................     1,125,000     1,198,811
  Massachusetts State GO, MBIA Insured, 5.00%, 8/01/27 .........................................     4,390,000     4,464,367
  Massachusetts State Health and Educational Facilities Authority Revenue,
     Bay State Medical Center, Series E, FSA Insured, 6.00%, 7/01/26 ...........................    10,000,000    10,844,300
     Caregroup Issue, Series A, MBIA Insured, 5.00%, 7/01/25 ...................................     4,250,000     4,318,383
     Caregroup Issue, Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/25 .....................       750,000       818,985
     Central New England Health, Series B, AMBAC Insured, 5.20%, 8/01/28 .......................     5,000,000     5,106,250
     Harvard Pilgrim Health, Series A, FSA Insured, 5.00%, 7/01/18 .............................     3,000,000     3,161,730
     Lahey Clinic Medical Center, Series B, MBIA Insured, 5.375%, 7/01/23 ......................     1,000,000     1,023,620
     Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 .......................     9,700,000    10,203,624
     Simmons College, Series C, MBIA Insured, 5.125%, 10/01/28 .................................     8,000,000     8,169,120
  Massachusetts State Industrial Finance Agency Revenue,
    Suffolk University, AMBAC Insured,
    5.25%, 7/01/17 .............................................................................     3,000,000     3,278,850
  Massachusetts State Port Authority Revenue, Special Facilities,
    Bosfuel Project, MBIA Insured,
    5.625%,
     7/01/20 ...................................................................................     1,590,000     1,670,136
     7/01/21 ...................................................................................     1,560,000     1,636,502
     7/01/23 ...................................................................................     2,155,000     2,254,798
     7/01/24 ...................................................................................     2,910,000     3,040,164
  Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, sub. lien,
    Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 .........................................     2,100,000     2,127,069
  Massachusetts State Water Resource Authority Revenue, Refunding, Series J, FSA Insured,
    5.00%, 8/01/32 .............................................................................     8,500,000     8,604,890
                                                                                                                 -----------
                                                                                                                  71,921,599
                                                                                                                 -----------

                                                         Semiannual Report  | 65

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  MICHIGAN 8.9%
  Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32 .................   $  8,650,000   $  8,813,658
  Chippewa Valley Schools GO, Refunding, AMBAC Insured, 5.00%, 5/01/27 ..........................      1,000,000      1,009,250
  Detroit City School District GO, Series A, FSA Insured, 5.125%, 5/01/31 .......................      6,500,000      6,662,955
  Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/21 ......................     12,390,000     12,937,018
  Detroit Sewer Disposal Revenue,
     Refunding, senior lien, Series A, FGIC Insured, 5.125%, 7/01/31 ............................      6,000,000      6,136,500
     Series A, 2004, MBIA Insured, 5.00%, 7/01/25 ...............................................        710,000        712,464
  Detroit Sewer Disposal Revenue, 2004, Series A, MBIA Insured, Pre-Refunded, 5.00%,
    7/01/25 .....................................................................................      3,685,000      3,795,292
  Detroit Water Supply System Revenue, senior lien, Series A,
     FGIC Insured, 5.25%, 7/01/33 ...............................................................      9,815,000     10,126,528
     FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 .................................................     10,185,000     11,569,753
     MBIA Insured, 5.00%, 7/01/34 ...............................................................      4,500,000      4,547,700
  Ecorse Public School District GO, FGIC Insured, 5.50%, 5/01/27 ................................      7,250,000      7,646,285
  Grand Rapids Sanitation Sewer System Revenue, FGIC Insured, 5.00%, 1/01/34 ....................     10,000,000     10,193,900
  Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series A,
    AMBAC Insured, 5.25%, 6/01/17 ...............................................................        500,000        526,640
  Kalamazoo Hospital Finance Authority Hospital Facility Revenue, Bronson Methodist Hospital,
     Refunding and Improvement,
     MBIA Insured, 5.875%, 5/15/26 ..............................................................      5,500,000      6,000,665
     Series A, MBIA Insured, 6.375%, 5/15/17 ....................................................        495,000        512,261
  Marquette City Hospital Finance Authority Revenue, Marquette General Hospital, Refunding,
    Series D, FSA Insured, 6.10%, 4/01/19 .......................................................      5,000,000      5,391,550
  Michigan Municipal Bond Authority Revenue, Clean Water Revolving, MBIA Insured, 5.00%,
    10/01/23 ....................................................................................      5,095,000      5,263,390
  Michigan State Hospital Finance Authority Revenue,
     Hospital Botsford Obligation, Refunding, Series A, MBIA Insured, 5.25%, 2/15/22 ............      2,000,000      2,099,320
     Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.00%, 8/15/31 .................     10,000,000     10,086,700
     St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ...............      2,500,000      2,546,650
  Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution Project,
    Refunding, Series BB, AMBAC Insured, 7.00%, 5/01/21 .........................................        250,000        328,982
  Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education
    Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 .......................     10,000,000     10,310,700
  Michigan State Trunk Line Revenue, Series A, FSA Insured, 5.25%, 11/01/30 .....................     20,000,000     20,759,600
  Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital, Series M, MBIA
    Insured, 5.25%, 11/15/31 ....................................................................      4,000,000      4,125,400
  Saginaw Valley State University Revenue, Refunding, AMBAC Insured, 5.30%, 7/01/28 .............      3,400,000      3,521,992
  Yale Public Schools District GO, FSA Insured, 5.375%, 5/01/27 .................................      3,845,000      4,049,669
  Zeeland Public Schools GO, Refunding, MBIA Insured, 5.25%, 5/01/24 ............................      3,180,000      3,368,924
                                                                                                                   ------------
                                                                                                                    163,043,746
                                                                                                                   ------------
  MINNESOTA 4.1%
  Eden Prairie MFHR, Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%, 1/20/31 ...........      2,000,000      2,069,900
  Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/26 ................................      2,475,000      2,554,646
  Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, Series C, FGIC
    Insured, 5.25%, 1/01/26 .....................................................................      8,000,000      8,295,520
  Minneapolis and St. Paul Metropolitan Apartments Community Apartment Revenue, Series C,
    FGIC Insured, 5.25%, 1/01/32 ................................................................      4,500,000      4,636,305

66 |  Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT   VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  MINNESOTA (CONT.)
  Minneapolis Special School District No. 001 COP, Refunding,
    Series B, FGIC Insured, 4.625%,
    2/01/17 ............................................................................   $ 1,635,000   $ 1,704,438
  Minnesota Agriculture and Economic Development Board Revenue,
    Health Care System, Fairview
    Hospital, Refunding, Series A, MBIA Insured, 5.75%, 11/15/26 .......................    12,280,000    13,196,088
  Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 6.00%,
    2/01/22 ............................................................................     1,355,000     1,387,777
  Robbinsdale ISD No. 281 GO, MBIA Insured, 5.00%, 2/01/22 .............................     7,340,000     7,576,935
  Sauk Rapids ISD No. 47 GO, Series A, MBIA Insured, 5.75%, 2/01/26 ....................    11,850,000    12,991,037
  South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%,
     2/01/22 ...........................................................................    10,970,000    11,459,591
     2/01/23 ...........................................................................     6,000,000     6,236,880
  Woodbury COP, Series A, AMBAC Insured, 5.35%, 2/01/21 ................................     2,915,000     3,106,137
                                                                                                         -----------
                                                                                                          75,215,254
                                                                                                         -----------
  MISSISSIPPI
  Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities,
    Refunding, Series A, FGIC Insured, 8.50%, 2/01/13 ..................................       200,000       270,912
                                                                                                         -----------
  MISSOURI .3%
  St. Louis County Mortgage Revenue, GNMA Secured, 8.125%, 9/01/19 .....................        10,000        10,028
  St. Louis Municipal Finance Corp. Leasehold Revenue,
     City Justice Center, Series A, AMBAC Insured, Pre-Refunded, 5.95%, 2/15/16 ........     2,000,000     2,163,580
     Refunding and Improvement, FGIC Insured, Pre-Refunded, 6.25%, 2/15/12 .............     2,025,000     2,066,107
  St. Louis School District GO, Refunding, FGIC Insured, 6.00%, 4/01/12 ................     1,485,000     1,489,841
                                                                                                         -----------
                                                                                                           5,729,556
                                                                                                         -----------
  MONTANA .6%
  Montana State Board Workers Compensation Investment Program Revenue, MBIA Insured,
    ETM, 6.875%, 6/01/20 ...............................................................     8,500,000     9,563,180
  Montana State University Revenue, Higher Education Facilities,
    Acquisition and Improvement,
    Series C, MBIA Insured, Pre-Refunded, 6.00%, 11/15/14 ..............................     1,000,000     1,009,940
                                                                                                         -----------
                                                                                                          10,573,120
                                                                                                         -----------
  NEBRASKA .2%
  Lancaster County Hospital Authority Revenue,
    Bryan Memorial Hospital Project No. 1, MBIA
    Insured, ETM, 6.70%, 6/01/22 .......................................................     2,500,000     3,112,650
  Nebraska Educational Finance Authority Revenue,
    Creighton University Project, AMBAC Insured,
    5.95%, 1/01/11 .....................................................................     1,000,000     1,062,030
                                                                                                         -----------
                                                                                                           4,174,680
                                                                                                         -----------
  NEVADA .9%
  Carson City Hospital Revenue, Series B, AMBAC Insured, Pre-Refunded, 5.40%, 3/01/17 ..     1,000,000     1,093,130
  Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17 .............................       250,000       311,907
  Clark County School District GO, Series A, MBIA Insured, 7.00%, 6/01/10 ..............     4,000,000     4,835,920
  Director of State Department of Business and Industry Revenue,
    Las Vegas Monorail Project,
    First Tier, AMBAC Insured, 5.625%, 1/01/34 .........................................     5,000,000     5,391,850
  Truckee Meadows Water Authority Revenue, Series A, FSA Insured, 5.125%, 7/01/30 ......     5,000,000     5,160,850
                                                                                                         -----------
                                                                                                          16,793,657
                                                                                                         -----------



                                                         Semiannual Report  | 67

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NEW JERSEY 1.1%
  Essex County Improvement Authority Revenue,
     Garden State Cancer Center Project, AMBAC Insured, 6.00%, 12/01/20 ..................   $  2,525,000   $  2,690,867

     Jail and Youth House Projects, AMBAC Insured, Pre-Refunded, 7.00%, 12/01/24 .........      3,000,000      3,103,620
  Middlesex County COP, MBIA Insured, 5.30%, 6/15/29 .....................................      3,575,000      3,726,366
  New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, MBIA Insured,
    5.00%, 9/01/34 .......................................................................      1,500,000      1,528,695
  New Jersey EDA Revenue,
     Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/34 .............      5,000,000      5,067,150
     Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 ...................      4,000,000      4,075,280
  New Jersey State Turnpike Authority Turnpike Revenue,
     Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16 ..................................         70,000         85,756
     Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16 ...............................        230,000        282,242
                                                                                                            ------------
                                                                                                              20,559,976
                                                                                                            ------------
  NEW MEXICO .1%
  Gallup PCR, Plains Electric Generation, Refunding, MBIA Insured, 6.65%, 8/15/17 ........      2,000,000      2,006,180
                                                                                                            ------------
  NEW YORK 7.2%
  Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/10 ..........        900,000      1,076,616
  Dutchess County IDA Civic Facilities Revenue, Bard College Project, AMBAC Insured,
    5.375%, 6/01/27 ......................................................................      3,945,000      4,109,506
  MTA Revenue, Series B, MBIA Insured, 5.00%, 11/15/28 ...................................     20,000,000     20,412,600
  MTA Service Contract Revenue, Series B, MBIA Insured, 5.00%, 1/01/31 ...................      7,000,000      7,108,290
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    5.75%, 8/01/29 .......................................................................      5,000,000      5,380,350
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Refunding, Series B, FGIC Insured, 5.25%, 6/15/29 ...................................     10,405,000     10,643,899
     Series B, AMBAC Insured, 5.25%, 6/15/29 .............................................      5,000,000      5,114,800
  New York City Transitional Finance Authority Revenue, Future Tax Secured, Series A, FGIC
    Insured, 5.125%, 8/01/33 .............................................................     14,590,000     15,004,502
  New York City Trust Cultural Resources Revenue, New York Botanical Garden, MBIA Insured,
    5.80%, 7/01/26 .......................................................................      2,000,000      2,150,820
  New York State Dormitory Authority Revenue,
     Pace University, MBIA Insured, 5.70%, 7/01/22 .......................................      7,500,000      8,110,050
     St. John's University, MBIA Insured, 5.70%, 7/01/26 .................................     15,000,000     16,248,750
     Vassar Brothers Hospital, FSA Insured, 5.375%, 7/01/25 ..............................      4,000,000      4,187,040
  New York State Dormitory Authority Revenues,
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, 5.25%, 8/15/31      9,065,000      9,379,193
     Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
      5.25%, 8/15/31 .....................................................................      5,935,000      6,755,039
     Pace University, Refunding, MBIA Insured, 5.75%, 7/01/26 ............................      2,500,000      2,688,350
     Skidmore College, FGIC Insured, 5.00%, 7/01/28 ......................................      1,535,000      1,568,386
  New York State Energy Research and Development Authority PCR, Rochester Gas and Electric
    Project, Refunding, Series B, MBIA Insured, 6.50%, 5/15/32 ...........................      5,000,000      5,017,700
  Triborough Bridge and Tunnel Authority Revenues, Refunding, MBIA Insured, 5.00%,
    11/15/32 .............................................................................      5,000,000      5,076,950
  Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue, Refunding,
    Series A, FSA Insured, 5.125%, 10/01/26 ..............................................      1,495,000      1,526,051
                                                                                                            ------------
                                                                                                             131,558,892
                                                                                                            ------------

68 |  Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NORTH CAROLINA .9%
  Asheville Water System Revenue, FGIC Insured, 5.70%, 8/01/25 ................................   $ 1,000,000   $ 1,085,100
  North Carolina Medical Care Commission Hospital Revenue, Rex Healthcare Project, AMBAC
    Insured, 5.00%, 6/01/17 ...................................................................     5,000,000     5,266,850
  North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, MBIA Insured, ETM,
    6.50%, 1/01/10 ............................................................................        20,000        22,846
  Raleigh Durham Airport Authority Airport Revenue, Series A, FGIC Insured, 5.00%,
     11/01/25 .................................................................................     5,000,000     5,108,150
     11/01/31 .................................................................................     4,000,000     4,037,760
                                                                                                                -----------
                                                                                                                 15,520,706
                                                                                                                -----------
  NORTH DAKOTA .3%
  Grand Forks Health Care System Revenue, Altru Health System Obligation Group, MBIA Insured,
    5.625%, 8/15/27 ...........................................................................     5,390,000     5,654,757
                                                                                                                -----------
  OHIO 7.0%
  Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
    12/01/33 ..................................................................................     5,000,000     5,073,600
  Brookville Local School District GO, FSA Insured, 5.00%, 12/01/31 ...........................     2,500,000     2,540,525
  Cleveland Airport System Revenue, Series A, FSA Insured,
    5.125%, 1/01/27 ...........................................................................     4,000,000     4,021,000
    5.00%, 1/01/31 ............................................................................    15,405,000    15,545,340
  Cleveland Waterworks Revenue, Refunding and Improvement, Series I, FSA Insured, 5.00%,
    1/01/23 ...................................................................................     2,750,000     2,814,322
  Columbus City School District GO, School Facilities Construction and Improvement, FGIC
    Insured, 5.00%,
     12/01/28 .................................................................................     8,000,000     8,146,880
     12/01/31 .................................................................................    10,295,000    10,454,572
  Elyria GO, FGIC Insured, 5.40%, 12/01/17 ....................................................     2,400,000     2,604,576
  Hamilton County Sales Tax, Hamilton County Football, Project B, MBIA Insured, 5.00%,
    12/01/27 ..................................................................................     3,250,000     3,288,057
  Hamilton Wastewater System Revenue, Series A, FSA Insured, 5.15%, 10/15/17 ..................     3,015,000     3,225,417
  Licking Heights Local School District GO, School Facilities Construction and Improvements,
    Series A, FGIC Insured, 5.625%, 12/01/28 ..................................................     3,465,000     3,741,403
  Lucas County Hospital Revenue, Promedica Healthcare Obligation Group, Refunding, AMBAC
    Insured, 5.375%, 11/15/29 .................................................................     5,000,000     5,193,000
  Medina City School District GO, FGIC Insured, 5.25%, 12/01/28 ...............................     7,500,000     7,745,475
  Ohio State GO, Common Schools, FSA Insured, 5.00%, 9/15/21 ..................................     3,230,000     3,367,921
  Ohio State Turnpike Commission Turnpike Revenue, Series A, MBIA Insured, Pre-Refunded,
    5.50%, 2/15/26 ............................................................................    12,000,000    12,904,320
  Olentangy Local School District GO, School Facilities Construction and Improvement, Series A,
    FGIC Insured, 5.25%, 12/01/32 .............................................................    11,450,000    11,991,700
  Springfield City School District GO, FGIC Insured, 5.20%, 12/01/23 ..........................     3,860,000     4,107,272
  Streetsboro City School District GO, School Improvement,
    MBIA Insured, 5.125%, 12/01/21 ............................................................     3,700,000     3,906,904
  Sugarcreek Local School District GO, Refunding, School Improvement,
    MBIA Insured, 5.00%,
    12/01/31 ..................................................................................     8,000,000     8,129,680
  Toledo City School District GO, School Facilities Improvement,
    Series B, FGIC Insured, 5.00%,
    12/01/32 ..................................................................................     4,000,000     4,061,840

                                                         Semiannual Report  | 69

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  OHIO (CONT.)
  University of Cincinnati COP, University Center Project,
    MBIA Insured, 5.125%, 6/01/24 ........................................................   $  2,950,000   $  3,013,691
  West Holmes Local School District GO, MBIA Insured, 5.375%, 12/01/17 ...................      3,100,000      3,364,678
                                                                                                            ------------
                                                                                                             129,242,173
                                                                                                            ------------
  OKLAHOMA .3%
  McGee Creek Authority Water Revenue, MBIA Insured, 6.00%, 1/01/23 ......................        300,000        359,043
  Okmulgee County Governmental Building Authority Sales Tax Revenue,
    first mortgage, MBIA
    Insured, 6.20%, 3/01/20 ..............................................................      1,625,000      1,834,869
  Tulsa Industrial Authority Revenue, Holland Hall School Project,
    FSA Insured, Pre-Refunded,
    6.75%, 12/01/14 ......................................................................      3,270,000      3,380,951
                                                                                                            ------------
                                                                                                               5,574,863
                                                                                                            ------------
  OREGON 2.0%
  Chemeketa Community College District GO, FGIC Insured,
    Pre-Refunded, 5.95%, 6/01/16 .........................................................      3,000,000      3,224,070
  Clackamas Community College District Revenue, MBIA Insured, Pre-Refunded, 5.80%,
    6/01/26 ..............................................................................      2,500,000      2,680,300
  Josephine County School District No. 7 GO, FGIC Insured, 5.70%, 6/01/13 ................      5,000,000      5,498,500
  Northern Wasco County Peoples Utilities District Electric Revenue, FGIC Insured, 5.625%,
    12/01/22 .............................................................................      1,000,000      1,055,080
  Ontario Catholic Health Revenue, Holy Rosary Medical Center, MBIA Insured, 5.50%,
    11/15/12 .............................................................................        700,000        741,167
  Oregon Health Sciences University Revenue,
     Series A, MBIA Insured, 5.00%, 7/01/32 ..............................................      8,000,000      8,141,200
     Series B, MBIA Insured, 5.25%, 7/01/15 ..............................................      1,500,000      1,614,255
  Oregon State Department of Administrative Services COP, Series A,
     AMBAC Insured, Pre-Refunded, 5.80%, 5/01/24 .........................................      5,000,000      5,544,150
     MBIA Insured, Pre-Refunded, 5.70%, 5/01/17 ..........................................      1,000,000      1,076,830
  Port of Portland International Airport Revenue,
    Portland International Airport, Series 11, FGIC
    Insured, 5.625%, 7/01/26 .............................................................      1,000,000      1,045,280
  Washington County Unified Sewer Agency Revenue, senior lien,
    FGIC Insured, Pre-Refunded, 5.50%, 10/01/16 ..........................................      1,845,000      2,005,312
     Series A, AMBAC Insured, Pre-Refunded, 6.125%, 10/01/12 .............................      1,000,000      1,003,960
  Western Lane Hospital District Hospital Facilities
    Authority Revenue, Sisters of St. Joseph of
    Peace Health and Hospital Services, Refunding, MBIA Insured, 5.875%, 8/01/12 .........      3,000,000      3,072,870
                                                                                                            ------------
                                                                                                              36,702,974
                                                                                                            ------------
  PENNSYLVANIA 2.0%
  Allegheny County Hospital Development Authority Revenue,
    Health System, Series A, MBIA
    Insured, 6.50%, 11/15/30 .............................................................     10,000,000     11,715,500
  Beaver County GO, Series A, MBIA Insured, Pre-Refunded, 5.90%, 10/01/26 ................      2,000,000      2,170,740
  Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%,
    9/01/19 ..............................................................................        500,000        597,050
  Philadelphia Airport Revenue, Philadelphia Airport System,
    Series A, AMBAC Insured, 6.10%,
    6/15/25 ..............................................................................      4,000,000      4,198,000
  Philadelphia Gas Works Revenue, 1998 General Ordinance, 4th Series, FSA Insured, 5.00%,
    8/01/32 ..............................................................................      4,000,000      4,045,720
  Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, 5.25%, 11/01/24 .....      2,000,000      2,118,200
  Pittsburgh and Allegheny County Public Auditorium Revenue,
    Regional Asset District Sales Tax,
    AMBAC Insured, 5.25%, 2/01/31 ........................................................      6,000,000      6,174,600


70 |  Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INSURED TAX-FREE INCOME FUND                                                       PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  PENNSYLVANIA (CONT.)
  Pittsburgh Water and Sewer System Authority Revenue,
    Refunding, FGIC Insured, ETM, 7.25%,
    9/01/14 ................................................................................   $    90,000   $   109,722
  State Public School Building Authority School Revenue,
    Philadelphia School District Project,
    FSA Insured, 5.00%, 6/01/33 ............................................................     5,000,000     5,070,350
                                                                                                             -----------
                                                                                                              36,199,882
                                                                                                             -----------
  RHODE ISLAND .9%
  Providence GO, Series A, FSA Insured, 5.70%, 7/15/19 .....................................     3,000,000     3,290,940
  Rhode Island Clean Water Financing Agency Revenue, Cranston Wastewater
    Treatment System,
    MBIA Insured, 5.80%, 9/01/22 ...........................................................     7,785,000     8,280,905
  Rhode Island State Health and Educational Building Corp. Revenue,
     Higher Educational Facilities, Roger Williams Facility,
     Connie Lee Insured, Pre-Refunded,
     7.25%, 11/15/24 .......................................................................     2,000,000     2,064,780
     Hospital Financing, Lifespan Obligation Group, MBIA Insured, 5.75%, 5/15/23 ...........     1,750,000     1,918,630
                                                                                                             -----------
                                                                                                              15,555,255
                                                                                                             -----------
  SOUTH CAROLINA .5%
  Piedmont Municipal Power Agency Electric Revenue, Refunding, FGIC Insured, 6.25%,
    1/01/21 ................................................................................       200,000       248,894
  Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program,
    Series A, FSA Insured, ETM, 7.125%, 7/01/17 ............................................     3,000,000     3,733,950
  South Carolina Jobs EDA, Industrial Revenue, South Carolina Electric and Gas Co. Project,
    Series A, AMBAC Insured, 5.20%, 11/01/27 ...............................................     5,000,000     5,177,800
  Spartanburg Sanitation Sewer District Sewer System Revenue, MBIA Insured, Pre-Refunded,
    5.50%, 6/01/27 .........................................................................       500,000       551,935
                                                                                                             -----------
                                                                                                               9,712,579
                                                                                                             -----------
  SOUTH DAKOTA .8%
  Brookings COP, AMBAC Insured, 5.10%, 12/01/18 ............................................     5,000,000     5,290,900
  Grant County PCR, Refunding, MBIA Insured, 5.90%, 6/01/23 ................................     4,800,000     4,863,168
  Sioux Falls Medical Clinic Revenue, AMBAC Insured, 8.00%, 9/01/08 ........................     1,245,000     1,282,138
  South Dakota Lease Revenue, Series A, FSA Insured, 6.75%, 12/15/16 .......................     2,720,000     3,290,792
                                                                                                             -----------
                                                                                                              14,726,998
                                                                                                             -----------
  TENNESSEE .6%
  Johnson City Health and Educational Facilities Board Hospital Revenue, Series 2000 A, MBIA
    Insured, Pre-Refunded, 5.125%, 7/01/25 .................................................     2,780,000     2,899,373
  Johnson City Health and Educational Revenue, Medical Center Hospital, Refunding and
    Improvement, MBIA Insured, ETM, 5.25%, 7/01/28 .........................................     8,500,000     8,913,440
                                                                                                             -----------
                                                                                                              11,812,813
                                                                                                             -----------
  TEXAS 10.8%
  Austin Hotel Occupancy Tax Revenue, Refunding, sub. lien, AMBAC Insured,
     5.625%, 11/15/21 ......................................................................     2,355,000     2,586,214
     5.80%, 11/15/29 .......................................................................    13,750,000    14,954,500
  Austin Water and Wastewater System Revenue, Refunding, Series B, FSA Insured,
     5.125%, 5/15/27 .......................................................................    11,125,000    11,380,430
     5.25%, 5/15/31 ........................................................................     5,000,000     5,161,950
  Bell County Health Facilities Development Corporate Revenue,
    Hospital Cook Children's Medical,
    Refunding, FSA Insured, 5.30%, 12/01/23 ................................................     5,000,000     5,259,700


                                                           Semiannual Report| 71

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  TEXAS (CONT.)
  Coastal Bend Health Facilities Development Corp. Revenue,
    Series B, AMBAC Insured, ETM,
    6.30%, 1/01/17 .............................................................................   $ 12,230,000   $ 14,338,330
  Dallas-Fort Worth International Airport Revenue,
     Joint Series A, FGIC Insured, 6.00%, 11/01/21 .............................................      2,210,000      2,413,055
     Refunding and Improvement, Joint Series A, FGIC Insured, 5.625%, 11/01/21 .................     12,000,000     12,825,480
  Fort Bend County Levee ID No. 011 GO, AMBAC Insured, Pre-Refunded, 6.00%,
     9/01/21 ...................................................................................      1,395,000      1,458,863
     9/01/22 ...................................................................................      1,495,000      1,563,441
     9/01/23 ...................................................................................      1,610,000      1,683,706
  Grand Prairie Health Facilities Revenue, Dallas/Fort Worth Medical Center
    Project, Refunding,
    AMBAC Insured, 6.875%, 11/01/10 ............................................................      2,700,000      2,775,546
  Harris County Health Facilities Development Corp. Revenue, Christus Health,
    Refunding,
    Series A, MBIA Insured, 5.375%, 7/01/29 ....................................................     22,000,000     22,691,240
  Harris County Hospital District Mortgage Revenue, AMBAC Insured,
     7.40%, 2/15/10 ............................................................................      1,200,000      1,370,892
     ETM, 7.40%, 2/15/10 .......................................................................        875,000        963,944
  Harris County Houston Sports Authority Revenue, senior lien, Series G,
    MBIA Insured, 5.25%,
    11/15/30 ...................................................................................     21,325,000     22,072,441
  Houston Airport System Revenue, sub. lien, Series B, FSA Insured, 5.50%, 7/01/30 .............      4,700,000      4,940,734
  Houston Water and Sewer System Revenue, junior lien,
    Series B, FGIC Insured, Pre-Refunded, 5.75%, 12/01/30 ......................................     10,000,000     11,598,100
     Series C, FGIC Insured, Pre-Refunded, 5.375%, 12/01/27 ....................................      6,800,000      7,546,912
  Matagorda County Navigation District No. 1 Revenue, Houston Industries Inc. ..................
     Project, Refunding,
     Series A, MBIA Insured, 5.25%, 11/01/29 ...................................................      3,185,000      3,238,381
     Series B, MBIA Insured, 5.15%, 11/01/29 ...................................................      2,750,000      2,797,685
  Palo Duro River Authority GO, Refunding, FSA Insured, 6.375%, 8/01/08 ........................      4,945,000      5,403,599
  Pflugerville GO, FGIC Insured,
     5.25%, 8/01/27 ............................................................................      3,320,000      3,454,925
     5.20%, 8/01/32 ............................................................................      3,000,000      3,088,020
  Portland Community Center Complex Development Corp. Sales Tax Revenue, Refunding,
    AMBAC Insured, 5.45%, 2/15/25 ..............................................................      1,450,000      1,530,968
  San Antonio Water Revenue, Refunding and Improvement, MBIA Insured, 5.60%, 5/15/21 ...........      3,250,000      3,503,337
  San Marcos Waterworks and Sewer Systems Revenue, Series 1998, FSA Insured, 5.125%,
    8/15/20 ....................................................................................      2,870,000      2,967,006
  Smithville HDC, Mortgage Revenue, Smithville Retirement, Refunding, Series A,
    MBIA Insured,
    6.40%, 1/01/22 .............................................................................        930,000        959,583
  Southeast HDC, Mortgage Revenue, Stonegate Retirement, MBIA Insured, 6.40%, 1/01/24 ..........        995,000      1,035,775
  Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist
    Health System, MBIA Insured, ETM, 6.00%, 9/01/24 ...........................................      3,250,000      3,846,180
  Tarrant County Health Facilities Development Corp. Hospital Revenue, Fort Worth Osteopathic
    Hospital, MBIA Insured, 5.125%, 5/15/21 ....................................................      2,905,000      3,022,130
  Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Project,
     Series B, FSA Insured, 5.50%, 11/01/17 ....................................................      1,000,000      1,069,750
     Series C, FSA Insured, 5.60%, 11/01/27 ....................................................      1,430,000      1,520,376
     Series D, FSA Insured, 5.375%, 11/01/27 ...................................................      9,200,000      9,583,548
  United ISD, GO, 5.125%, 8/15/26 ..............................................................      3,000,000      3,083,700
                                                                                                                  ------------
                                                                                                                   197,690,441
                                                                                                                  ------------

72 |  Semiannual Report

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  U.S. TERRITORIES
  District of Columbia HFA, RMR, Series 1986-1, FGIC Insured, 7.75%, 9/01/16 ...................   $   260,000   $   260,907
                                                                                                                 -----------
  UTAH .8%
  Intermountain Power Agency Power Supply Revenue, Refunding, Series B, MBIA Insured,
    5.75%, 7/01/19 .............................................................................     3,250,000     3,596,158
  Provo Electric System Revenue, Refunding, Series A, AMBAC Insured, ETM, 10.375%,
    9/15/15 ....................................................................................        40,000        56,228
  Utah County Hospital Revenue, IHC Health Services Inc., MBIA Insured, ETM, 5.25%,
     8/15/21 ...................................................................................     5,000,000     5,248,000
     8/15/26 ...................................................................................     5,000,000     5,154,250
                                                                                                                 -----------
                                                                                                                  14,054,636
                                                                                                                 -----------
  VIRGINIA .9%
  Chesapeake IDA, Public Facilities Lease Revenue, Chesapeake Jail Project, MBIA Insured,
    6.00%, 6/01/12 .............................................................................     5,000,000     5,122,900
  Danville IDA, Hospital Revenue, Danville Regional Medical Center, FGIC Insured, Pre-Refunded,
    6.50%, 10/01/24 ............................................................................     1,000,000     1,014,250
  Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured,
    5.00%, 5/15/28 .............................................................................     3,510,000     3,600,488
  Spotsylvania County Water and Sewer System Revenue, MBIA Insured, 5.40%, 6/01/27 .............     3,850,000     4,068,334
  Winchester IDA, Educational Facilities Revenue, first mortgage, Shenandoah University Project,
    MBIA Insured,
     5.00%, 10/01/18 ...........................................................................     1,000,000     1,055,110
     5.25%, 10/01/28 ...........................................................................     1,420,000     1,475,266
                                                                                                                 -----------
                                                                                                                  16,336,348
                                                                                                                 -----------
  WASHINGTON 2.9%
  Douglas County PUD No. 1, Electric Systems Revenue, MBIA Insured, Pre-Refunded, 6.00%,
    1/01/15 ....................................................................................       900,000       931,995
  King County Sewer Revenue, MBIA Insured, Pre-Refunded, 6.125%, 1/01/33 .......................     3,000,000     3,107,880
  Klickitat County PUD No. 1 Electric Revenue, FGIC Insured, Pre-Refunded,
     5.65%, 10/01/15 ...........................................................................     1,000,000     1,055,700
     5.75%, 10/01/27 ...........................................................................     1,000,000     1,056,770
  Mason County GO, School District No. 402, Pioneer, MBIA Insured, Pre-Refunded, 6.60%,
    12/01/11 ...................................................................................     1,040,000     1,054,154
  Pierce County GO, School District No. 003 Puyallup, FGIC Insured, Pre-Refunded, 5.70%,
    12/01/15 ...................................................................................     1,000,000     1,110,640
  Port of Longview GO, MBIA Insured, 6.00%, 11/01/15 ...........................................     2,000,000     2,155,940
  Seattle Water System Revenue, FGIC Insured, 5.625%, 8/01/26 ..................................     2,000,000     2,129,740
  Snohomish County PUD No. 1, Electric Revenue, Generation System, FGIC Insured, ETM,
    6.65%, 1/01/16 .............................................................................     4,250,000     5,204,168
  Tacoma GO, Series A, MBIA Insured, 5.625%, 12/01/22 ..........................................     3,400,000     3,615,288
  Thurston and Pierce Counties Community Schools GO, Series B, AMBAC Insured, Pre-Refunded,
    6.65%, 12/01/09 ............................................................................     1,305,000     1,322,931
  Washington State GO, Various Purpose, Series C, FSA Insured, 5.25%, 1/01/26 ..................     6,000,000     6,251,760
  Washington State Health Care Facilities Authority Revenue,
    Providence Services, MBIA Insured, 5.50%, 12/01/26 .........................................     5,000,000     5,266,400
     Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28 ........................    13,000,000    13,543,660
  Washington State University Revenues, Housing and Dining System, MBIA Insured,
    Pre-Refunded, 6.40%, 10/01/24 ..............................................................     6,130,000     6,216,862
                                                                                                                 -----------
                                                                                                                  54,023,888
                                                                                                                 -----------

                                                         Semiannual Report  | 73

Franklin Tax-Free Trust

-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  WEST VIRGINIA .9%
  Harrison County Community Solid Waste Disposal Revenue, Potomac Edison Co., Series C,
    AMBAC Insured, 6.75%, 8/01/24 ..........................................................   $   11,560,000   $   11,851,543
  West Virginia State GO, Series A, FGIC Insured, 5.00%, 11/01/21 ..........................        5,000,000        5,194,800
                                                                                                                --------------
                                                                                                                    17,046,343
                                                                                                                --------------
  WISCONSIN .2%
  Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, FGIC
    Insured, 6.90%, 8/01/21 ................................................................        3,000,000        3,921,840
                                                                                                                --------------
  WYOMING .6%
  Natrona County Hospital Revenue, Wyoming Medical Center Projects, Refunding, AMBAC
    Insured, Pre-Refunded, 6.00%, 9/15/24 ..................................................        9,885,000       10,639,127
                                                                                                                --------------
  TOTAL BONDS ..............................................................................    1,794,292,938
                                                                                                                --------------
  STEP-UP BONDS 1.4%
  Kentucky Economic Development Finance Authority Revenue, Norton Healthcare Inc., Series C,
    MBIA Insured, zero cpn. to 10/01/05,
     6.05% thereafter, 10/01/20 ............................................................       12,760,000       13,442,150
     6.15% thereafter, 10/01/26 ............................................................       12,195,000       12,367,803
                                                                                                                --------------
  TOTAL STEP-UP BONDS ......................................................................       25,809,953
                                                                                                                --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,711,087,585) ........................................    1,820,102,891
                                                                                                                --------------
  SHORT TERM INVESTMENTS .4%
  BONDS
  CALIFORNIA .2%
a Metropolitan Water District Southern California Waterworks Revenue,
    Refunding, Series B-1,
    Daily VRDN and Put, 1.33%, 7/01/35 .....................................................        2,800,000        2,800,000
  NEW YORK .2%
a New York City GO, Sub Series B-2, Daily VRDN and Put, 1.26%, 8/15/19 .....................        3,000,000        3,000,000
                                                                                                                --------------
  TOTAL SHORT TERM INVESTMENTS (COST $5,800,000) ...........................................                         5,800,000
                                                                                                                --------------
  TOTAL INVESTMENTS (COST $1,716,887,585) 99.5% ............................................                     1,825,902,891
  OTHER ASSETS, LESS LIABILITIES .5% .......................................................                         9,907,502
                                                                                                                --------------
  NET ASSETS 100.0% ........................................................................                    $1,835,810,393
                                                                                                                ==============


See Glossary of Terms on page 113.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

74 |  See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND

---------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
---------------------------------------------------------------------------------------------------------------------------
CLASS A                                            (UNAUDITED)        2004D       2003        2002        2001       2000D
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $12.11          $11.91      $11.64      $11.54      $10.75      $11.71
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .......................         .26             .52         .54         .55         .57         .58
 Net realized and unrealized gains (losses) ....        (.23)            .20         .27         .11         .79        (.96)
Total from investment operations ...............         .03             .72         .81         .66        1.36        (.38)
Less distributions from net investment income ..        (.26)           (.52)       (.54)       (.56)       (.57)       (.58)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period .................      $11.88          $12.11      $11.91      $11.64      $11.54      $10.75
Total return b .................................         .32%           6.16%       7.19%       5.87%      12.94%      (3.34)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............    $405,841        $432,467    $426,319    $382,300    $327,650    $306,531
Ratios to average net assets:
 Expenses ......................................         .67% c          .67%        .67%        .69%        .70%        .68%
 Net investment income .........................        4.38% c         4.36%       4.59%       4.79%       5.12%       5.16%
Portfolio turnover rate ........................        3.85%          10.99%      16.23%       6.31%      15.69%      25.75%


a Based on average daily shares outstanding.

b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

c Annualized.

d For the year ended February 29.

                    Semiannual Report | See notes to financial statements.  | 75

Franklin Tax-Free Trust

FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND (CONTINUED)

                                                ---------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                 AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS C                                            (UNAUDITED)        2004D       2003        2002        2001       2000D
                                                ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $12.19         $11.98      $11.70      $11.61      $10.81      $11.76
                                                ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .......................         .23            .46         .48         .49         .51         .52
 Net realized and unrealized gains (losses) ....        (.23)           .20         .28         .09         .80        (.96)
                                                ---------------------------------------------------------------------------
Total from investment operations ...............          --            .66         .76         .58        1.31        (.44)
Less distributions from net investment income ..        (.23)          (.45)       (.48)       (.49)       (.51)       (.51)
                                                ---------------------------------------------------------------------------
Net asset value, end of period .................      $11.96         $12.19      $11.98      $11.70      $11.61      $10.81
                                                ===========================================================================
Total return b .................................        .03%          5.62%       6.66%       5.16%      12.35%     (3.78)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............     $47,436        $48,268     $43,002     $32,354     $28,397     $27,253
Ratios to average net assets:
 Expenses ......................................       1.22% c        1.23%       1.21%       1.24%       1.25%       1.24%
 Net investment income .........................       3.83% c        3.80%       4.05%       4.24%       4.57%       4.60%
Portfolio turnover rate ........................       3.85%         10.99%      16.23%       6.31%      15.69%      25.75%

a Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

c Annualized.

d For the year ended February 29.

76 |  See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT   VALUE
------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.4%
  BONDS
  Auburn GO, AMBAC Insured, 5.125%, 6/01/24 ...............................................    $ 1,465,000   $ 1,542,396
  Boston Convention Center Act 1997, Special Obligation, Series A, AMBAC Insured, 5.00%,
    5/01/27 ...............................................................................      3,970,000     4,032,845
  Boston GO,
     MBIA Insured, 5.00%, 2/01/21 .........................................................      3,000,000     3,157,230
     Series A, MBIA Insured, 5.00%, 2/01/22 ...............................................      2,940,000     3,076,916
  Chelsea GO, State Qualified, Refunding, AMBAC Insured, 5.125%, 6/15/16 ..................      1,750,000     1,866,497
  Dudley Charleston Regional School District GO, Series B, FGIC Insured, 5.25%, 5/01/19 ...      3,140,000     3,572,033
  Foxborough Stadium Infrastructure Improvement Revenue, 5.75%, 6/01/25 ...................      4,000,000     4,383,360
  Greater Lawrence Sanitary District GO, MBIA Insured, 5.625%, 6/15/20 ....................      1,000,000     1,120,180
  Holyoke Gas and Electric Department Revenue, Series A, MBIA Insured, 5.00%, 12/01/26 ....      9,805,000     9,996,688
  Kingston GO, FGIC Insured, 5.50%, 11/15/19 ..............................................      2,055,000     2,293,935
  Lawrence GO, AMBAC Insured, 5.00%, 2/01/21 ..............................................      1,000,000     1,049,100
  Lowell GO,
     FGIC Insured, 5.85%, 2/15/20 .........................................................      1,595,000     1,812,239
     State Qualified, AMBAC Insured, 5.00%, 2/01/21 .......................................      1,330,000     1,410,492
     State Qualified, AMBAC Insured, 5.00%, 2/01/22 .......................................      1,405,000     1,475,770
  Ludlow GO, School Project, Limited Tax, MBIA Insured,
     7.30%, 11/01/07 ......................................................................        210,000       242,733
     7.30%, 11/01/08 ......................................................................        210,000       249,866
     7.40%, 11/01/09 ......................................................................        210,000       256,675
  Lynn Water and Sewer Commission General Revenue, Series A, FSA Insured, 5.125%,
    12/01/17 ..............................................................................      3,000,000     3,197,790
  Mansfield GO, Municipal Purpose Loan, FGIC Insured, 5.125%, 8/15/17 .....................      1,685,000     1,800,288
  Martha's Vineyard Land Bank Revenue, AMBAC Insured,
     4.875%, 5/01/22 ......................................................................      2,000,000     2,080,840
     5.00%, 5/01/32 .......................................................................      2,000,000     2,026,520
  Massachusetts Bay Transportation Authority COP, MBIA Insured, 7.75%, 1/15/06 ............      1,015,000     1,065,425
  Massachusetts Bay Transportation Authority Revenue, General Transportation System,
     Series C, FGIC Insured, 5.25%, 3/01/15 ...............................................      2,000,000     2,265,720
     Series D, MBIA Insured, 5.00%, 3/01/27 ...............................................      5,000,000     5,052,050
  Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A,
    FGIC Insured, 5.00%, 7/01/27 ..........................................................      5,000,000     5,080,600
  Massachusetts State College Building Authority Project Revenue,
     Capital Assurance, Refunding, Series A, XLCA Insured, 5.00%, 5/01/43 .................      7,645,000     7,687,200
     Refunding, Series B, XLCA Insured, 5.50%, 5/01/39 ....................................      5,000,000     5,551,500
     Series 1, MBIA Insured, ETM, 5.375%, 5/01/23 .........................................      5,000,000     5,390,750
     Series A, MBIA Insured, 5.00%, 5/01/23 ...............................................      2,000,000     2,074,360
  Massachusetts State Development Finance Agency Revenue,
     Brandeis University, Series K, FGIC Insured, 4.75%, 10/01/28 .........................      2,000,000     1,994,240
     Massachusetts/Saltonstall Redevelopment Building Corp., Series A, MBIA Insured, 5.125%,
     2/01/34 ..............................................................................     22,400,000    22,904,672
     MBIA Insured, 5.20%, 7/01/32 .........................................................      2,250,000     2,333,272
     Series A, AMBAC Insured, 5.375%, 1/01/42 .............................................      4,000,000     4,199,000
     Series A, GNMA Secured, 6.90%, 10/20/41 ..............................................      2,090,000     2,429,520
     Western New England College, AMBAC Insured, 5.25%, 7/01/20 ...........................      1,500,000     1,632,630


                                                         Semiannual Report  | 77

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------
FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT   VALUE
------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
   Massachusetts State GO,
     Consolidated Loan, Refunding, Series C, FGIC Insured, 5.25%, 11/01/30 .....           $ 9,645,000   $10,862,971
   MBIA Insured, 5.00%, 8/01/22 ................................................             4,100,000     4,276,628
   MBIA Insured, 5.00%, 8/01/27 ................................................             4,395,000     4,469,451
   Massachusetts State Health and Educational Facilities Authority Revenue,
     Bay State Medical Center, Series E, FSA Insured, 6.00%, 7/01/26 ...........             1,500,000     1,626,645
   Berkshire Health System, Series D, MBIA Insured, 6.00%, 10/01/19 ............             5,500,000     5,834,235
   Boston College, Series N, MBIA Insured, 5.125%, 6/01/33 .....................             5,000,000     5,128,950
   Boston University, Series S, FGIC Insured, 5.00%, 10/01/39 ..................             1,000,000     1,010,220
   Brandeis University, Refunding, Series I, MBIA Insured, 4.75%, 10/01/20 .....             3,000,000     3,086,460
   Cable Housing and Health Services, Series A, MBIA Insured, 5.25%, 7/01/23 ...             1,000,000     1,004,340
   Catholic Health East, Series A, AMBAC Insured, 5.00%, 11/15/28 ..............             6,575,000     6,616,620
   Cooley Dickinson Hospital, Series B, AMBAC Insured, 5.50%, 11/15/18 .........             3,500,000     3,671,745
   Cooley Dickinson Hospital, Series B, AMBAC Insured, 5.50%, 11/15/25 .........             7,720,000     7,880,036
   Harvard University, Series FF, 5.125%, 7/15/37 ..............................             8,000,000     8,242,240
   Lahey Clinic Medical Center, Series B, MBIA Insured, 5.375%, 7/01/23 ........            21,730,000    22,243,263
   Mt. Auburn Hospital, Series B-1, MBIA Insured, 6.30%, 8/15/24 ...............             6,500,000     6,651,775
   New England Medical Center Hospital, Series H, FGIC Insured, 5.00%, 5/15/22 .            10,000,000    10,321,700
   Newton-Wellesley Hospital, Series E, MBIA Insured, 6.00%, 7/01/18 ...........             1,300,000     1,367,561
   Newton-Wellesley Hospital, Series E, MBIA Insured, 6.00%, 7/01/25 ...........             6,750,000     7,100,797
   Northeastern University, Series I, MBIA Insured, 5.00%, 10/01/29 ............             1,250,000     1,265,550
   Partners Healthcare System, Series A, MBIA Insured, 5.375%, 7/01/24 .........             5,000,000     5,259,600
   Springfield College, AMBAC Insured, 5.00%, 10/15/27 .........................             2,500,000     2,527,975
   Stonehill College, Series F, AMBAC Insured, 5.75%, 7/01/26 ..................             1,690,000     1,808,976
   Tufts University, Series I, 5.25%, 2/15/30 ..................................             4,000,000     4,134,560
   University of Massachusetts Project, Series A, FGIC Insured, 5.875%, 10/01/29             4,000,000     4,446,120
   University of Massachusetts Project, Series C, MBIA Insured, 5.25%, 10/01/31              1,500,000     1,558,950
   University of Massachusetts, Series C, FGIC Insured, 5.125%, 10/01/34 .......             3,000,000     3,072,600
   University of Massachusetts, Worcester Campus,
     Series B, FGIC Insured, 5.25%, 10/01/31 ...................................             3,500,000     3,629,570
   Wellesley College, Series F, 5.125%, 7/01/39 ................................             7,500,000     7,635,600
   Wheelock College, Series B, MBIA Insured, 5.625%, 10/01/30 ..................             1,770,000     1,888,360
   Williams College, Series F, MBIA Insured, 5.50%, 7/01/26 ....................             2,500,000     2,675,150
   Massachusetts State HFA,
     Housing Revenue, Rental, Series A, AMBAC Insured, 5.95%, 7/01/30 ..........             2,000,000     2,102,920
   MFHR, Section 8 Assisted, Series A, GNMA Secured, ETM, 7.00%, 4/01/21 .......               430,000       561,133
   SFHR, Series 53, MBIA Insured, 6.15%, 12/01/29 ..............................               780,000       805,436
   SFHR, Series 57, MBIA Insured, 5.55%, 6/01/25 ...............................             2,255,000     2,301,859
   SFHR, Series 59, AMBAC Insured, 5.50%, 12/01/30 .............................               255,000       260,511
   Massachusetts State Industrial Finance Agency Electrical Utility Revenue,
   Nantucket Electric Co.,
     Series A, AMBAC Insured, 5.875%, 7/01/17 ..................................             4,000,000     4,322,800
   Massachusetts State Industrial Finance Agency Revenue,
     Simons Rock College, AMBAC Insured, 5.50%, 6/01/27 ........................             1,560,000     1,646,455
   St. Marks School Issue, MBIA Insured, 5.375%, 1/01/21 .......................             2,665,000     2,834,467
   Suffolk University, AMBAC Insured, 5.25%, 7/01/27 ...........................             4,000,000     4,125,120
   Trustees Deerfield Academy, 5.25%, 10/01/27 .................................             2,800,000     2,889,152
   Western New England College, AMBAC Insured, 5.00%, 7/01/28 ..................             4,000,000     4,046,080
   WGBH Educational Foundation, Refunding, AMBAC Insured, 5.00%, 3/01/28 .......             2,500,000     2,527,500


78 |  Semiannual Report

Franklin Tax-Free Trust

------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT   VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Massachusetts State Industrial Finance Agency Revenue, (cont.)
     Worcester Polytechnic Institute, Refunding, MBIA Insured, 5.125%, 9/01/17 ............        $  3,720,000   $  3,999,446
     Worcester Polytechnic Institute, Refunding, Series II, MBIA Insured, 5.50%, 9/01/21 ..           2,000,000      2,146,460
     Worcester Polytechnic Institute, Refunding, Series II, MBIA Insured, 5.125%, 9/01/27 .           4,000,000      4,083,800
  Massachusetts State Port Authority Revenue,
     Series A, FSA Insured, 5.125%, 7/01/17 ...............................................           2,000,000      2,122,440
     Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/19 ...................           2,215,000      2,336,980
     Special Facilities, Bosfuel Project, MBIA Insured, 5.625%, 7/01/22 ...................           2,000,000      2,095,340
     Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/29 ....................           7,450,000      7,801,193
     Special Facilities, Bosfuel Project, MBIA Insured, 5.75%, 7/01/39 ....................             845,000        883,684
     US Airways Project, MBIA Insured, 6.00%, 9/01/21 .....................................           4,700,000      4,972,036
     US Airways Project, Series A, MBIA Insured, 5.875%, 9/01/23 ..........................           4,500,000      4,713,210
  Massachusetts State Special Obligation Dedicated Tax Revenue, FGIC Insured, 5.25%,
    1/01/29 ...............................................................................           5,000,000      5,209,250
  Massachusetts State Turnpike Authority Metropolitan Highway System Revenue,
     Series A, MBIA Insured, 5.00%, 1/01/37 ...............................................           9,000,000      9,037,620
     sub. lien, Refunding, Series B, MBIA Insured, 5.125%, 1/01/37 ........................          10,000,000     10,128,900
     sub. lien, Series B, MBIA Insured, 5.25%, 1/01/29 ....................................           4,600,000      4,780,320
  Massachusetts State Water Pollution Abatement Trust Revenue,
     Pool Program Bonds, Refunding, Series 7, 5.125%, 2/01/31 .............................           6,000,000      6,145,200
     Pool Program Bonds, Refunding, Series 6, 5.50%, 8/01/30 ..............................           3,695,000      3,964,846
     Water Revenue Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29 .............           5,000,000      5,505,150
  Massachusetts State Water Resource Authority Revenue, Refunding, Series A, FGIC Insured,
    5.75%, 8/01/39 ........................................................................           9,275,000     10,220,679
  Monson GO, AMBAC Insured, 5.25%, 11/01/23 ...............................................           1,675,000      1,811,948
  New Bedford GO, Municipal Purpose Loan, FGIC Insured, 5.00%, 5/01/21 ....................           3,685,000      3,904,515
  Plymouth County COP, Correctional Facility Project, Refunding, AMBAC Insured, 5.125%,
    10/01/18 ..............................................................................           2,000,000      2,158,940
  Route 3 North Transportation Improvement Association Lease Revenue, MBIA Insured,
    Pre-Refunded, 5.375%, 6/15/33 .........................................................          15,475,000     17,544,162
  Salisbury GO, MBIA Insured, 5.30%, 3/15/27 ..............................................           2,795,000      2,956,020
  Shrewsbury GO, Municipal Purpose Loan, 5.00%, 8/15/20 ...................................           2,075,000      2,199,957
  Springfield GO, Municipal Purpose Loan,
     FGIC Insured, 5.00%, 8/01/21 .........................................................           5,000,000      5,306,050
     FSA Insured, 5.00%, 11/15/18 .........................................................           1,500,000      1,599,465
  Springfield Water and Sewer Commission Revenue, Series A, AMBAC Insured, 5.00%,
    11/01/21 ..............................................................................           2,775,000      2,942,138
  University Building Authority Project Revenue, Refunding, Senior Series 1, AMBAC Insured, 5.25%,
     11/01/23 .............................................................................           2,155,000      2,310,225
     11/01/28 .............................................................................           5,035,000      5,280,960
  University of Massachusetts Building Authority Project Revenue, Refunding, Senior Series 2004-1,
    AMBAC Insured, 5.25%, 11/01/29 ........................................................           3,000,000      3,154,200
  Whitman Hanson Regional School District GO, Refunding, FGIC Insured, 5.00%, 6/15/21 .....           1,960,000      2,076,404
  Winthrop GO, AMBAC Insured, 5.00%, 11/01/20 .............................................           1,230,000      1,314,341
  Worcester GO, Refunding, Series E, MBIA Insured, 6.00%, 10/01/15 ........................           1,335,000      1,420,453
                                                                                                               ---------------
  TOTAL LONG TERM INVESTMENTS (COST $417,650,889) .........................................                        446,153,745
                                                                                                               ---------------

                                                         Semiannual Report  | 79

Franklin Tax-Free Trust

--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT   VALUE
--------------------------------------------------------------------------------------------------------------------------------

  SHORT TERM INVESTMENTS .4%
  BONDS
a Massachusetts State Health and Educational Facilities Authority Revenue,
    Capital Assets Program,
    Series D, MBIA Insured, Daily VRDN and Put, 1.32%, 1/01/35 ................................    $    500,000   $      500,000
a Massachusetts State Water Resource Authority Revenue, Multi-Modal, Refunding, Sub Series D,
    Daily VRDN and Put, 1.35%, 8/01/17 ........................................................         100,000          100,000
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 1.25%, 12/01/15 ......................................................       1,000,000        1,000,000
  TOTAL SHORT TERM INVESTMENTS (COST $1,600,000)                                                                       1,600,000
                                                                                                                  --------------
  TOTAL INVESTMENTS (COST $419,250,889) 98.8% .................................................                      447,753,745
  OTHER ASSETS, LESS LIABILITIES 1.2% .........................................................                        5,524,067
                                                                                                                  --------------
  NET ASSETS 100.0% ...........................................................................                   $  453,277,812
                                                                                                                  ==============


See Glossary of Terms on page 113.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

80 |  See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND

                                            ---------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                             AUGUST 31, 2004                       YEAR ENDED FEBRUARY 28,
CLASS A                                        (UNAUDITED)      2004D         2003          2002         2001          2000D
                                            ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
 period)
Net asset value, beginning of period .......     $12.58        $12.46        $12.25        $12.08       $11.37        $12.28
                                            --------------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...................        .27           .55           .57           .58          .60           .60
 Net realized and unrealized gains
 (losses) ..................................       (.30)          .18           .28           .18          .70          (.91)
                                            --------------------------------------------------------------------------------
Total from investment operations ...........       (.03)          .73           .85           .76         1.30          (.31)
                                            --------------------------------------------------------------------------------
Less distributions from:
 Net investment income .....................       (.28)         (.54)         (.57)         (.59)        (.59)         (.60)
 Net realized gains ........................         --          (.07)         (.07)           --           --            -- e
                                            --------------------------------------------------------------------------------
Total distributions ........................       (.28)         (.61)         (.64)         (.59)        (.59)         (.60)
                                            --------------------------------------------------------------------------------
Net asset value, end of period .............     $12.27        $12.58        $12.46        $12.25       $12.08        $11.37
                                            --------------------------------------------------------------------------------

Total return b .............................     (.23)%         6.06%         7.17%         6.44%       11.74%       (2.57)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .......... $1,185,260    $1,248,975    $1,253,847    $1,185,152   $1,084,743    $1,057,787
Ratios to average net assets:
 Expenses ..................................       .64% c        .64%          .64%          .64%         .64%          .63%
 Net investment income .....................      4.47% c       4.42%         4.62%         4.81%        5.10%         5.10%
Portfolio turnover rate ....................      6.28%        11.29%        13.22%         8.86%       10.34%        13.73%

a Based on average daily shares outstanding.

b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

c Annualized.

d For the year ended February 29.

e The fund made a capital gain distribution of $.0003.


                    Semiannual Report | See notes to financial statements.  | 81

Franklin Tax-Free Trust

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND (CONTINUED)

                                                  ----------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2004                       YEAR ENDED FEBRUARY 28,
CLASS B                                               (UNAUDITED)      2004D         2003          2002         2001         2000D
                                                  ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........       $12.63        $12.51        $12.29        $12.12      $11.38        $11.31
                                               ----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ......................          .24           .48           .50           .52         .54           .05
 Net realized and unrealized gains (losses) ...         (.30)          .19           .30           .17         .73           .07
                                               ----------------------------------------------------------------------------------
Total from investment operations ..............         (.06)          .67           .80           .69        1.27           .12
                                               ----------------------------------------------------------------------------------
Less distributions from:
 Net investment income ........................         (.24)         (.48)         (.51)         (.52)       (.53)         (.05)
 Net realized gains ...........................           --          (.07)         (.07)           --          --            --
                                               ----------------------------------------------------------------------------------
Total distributions ...........................         (.24)         (.55)         (.58)         (.52)       (.53)         (.05)
                                               ----------------------------------------------------------------------------------
Net asset value, end of period ................       $12.33        $12.63        $12.51        $12.29      $12.12        $11.38
                                               ----------------------------------------------------------------------------------
Total return b ................................       (.43)%         5.46%         6.64%         5.81%      11.28%         1.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............      $54,952       $58,687       $49,931       $30,225      $7,818          $228
Ratios to average net assets:
 Expenses .....................................        1.19% c       1.19%         1.19%         1.19%       1.20%         1.19% c
 Net investment income ........................        3.92% c       3.87%         4.07%         4.25%       4.52%         4.88% c
Portfolio turnover rate .......................        6.28%        11.29%        13.22%         8.86%      10.34%        13.73%

a  Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

c Annualized.

d  For the year ended February 29.

e For the period February 1, 2000 (effective date) to February 29, 2000.


82 |See notes to financial statements.|Semiannual Report

Franklin Tax-Free Trust

FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND (CONTINUED)

                                              -------------------------------------------------------------------------------
                                               SIX MONTHS ENDED
                                                AUGUST 31, 2004                       YEAR ENDED FEBRUARY 28,
CLASS C                                           (UNAUDITED)    2004 D        2003        2002         2001         2000 D
                                              -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .........      $12.69      $12.56       $12.34      $12.17       $11.45         $12.36
                                                -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .....................         .24         .48          .51         .52          .54            .54
 Net realized and unrealized gains (losses) ..        (.31)        .19          .29         .17          .71           (.92)
                                                -----------------------------------------------------------------------------
Total from investment operations .............        (.07)        .67          .80         .69         1.25           (.38)
                                                -----------------------------------------------------------------------------
Less distributions from:
 Net investment income .......................        (.24)       (.47)        (.51)       (.52)        (.53)          (.53)
 Net realized gains ..........................          --        (.07)        (.07)         --           --             -- e
                                                -----------------------------------------------------------------------------
Total distributions ..........................        (.24)       (.54)        (.58)       (.52)        (.53)          (.53)
                                                -----------------------------------------------------------------------------
Net asset value, end of period ...............      $12.38      $12.69       $12.56      $12.34       $12.17         $11.45
                                                -----------------------------------------------------------------------------
Total return b ...............................      (.51)%       5.50%        6.63%       5.80%       11.14%        (3.11)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............    $106,881    $116,544     $110,159     $77,514      $53,620        $49,038
Ratios to average net assets:
 Expenses ....................................       1.19% c     1.22%        1.16%       1.19%        1.20%          1.19%
 Net investment income .......................       3.92% c     3.84%        4.10%       4.26%        4.54%          4.54%
Portfolio turnover rate ......................       6.28%      11.29%       13.22%       8.86%       10.34%         13.73%



a Based on average daily shares outstanding.

b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

c Annualized.

d For the year ended February 29.

e The fund made a capital gain distribution of $.0003.


                     Semiannual Report | See notes to financial statements. | 83

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.5%
  BONDS
    Adrian City School District GO, FSA Insured, 5.00%,
     5/01/26 ...........................................................................   $ 1,960,000      $ 2,006,648
     5/01/29 ...........................................................................     2,125,000        2,165,651
     5/01/34 ...........................................................................     6,690,000        6,792,022
    Allegan Public School GO, AMBAC Insured, Pre-Refunded, 5.75%, 5/01/22 ..............     4,165,000        4,573,378
    Allendale Public School District GO, School Building and Site, FGIC Insured, 5.125%,
     5/01/27 ...........................................................................     6,450,000        6,636,792
     5/01/32 ...........................................................................     5,490,000        5,624,121
    Almont Community Schools GO, FGIC Insured, Pre-Refunded, 5.50%, 5/01/26 ............     1,925,000        2,047,873
    Alpena Public Schools GO, MBIA Insured, Pre-Refunded, 5.625%, 5/01/22 ..............     1,665,000        1,822,875
    Anchor Bay School District GO, School Building and Site,
     Series I, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29 ..............................     2,000,000        2,296,600
     Series II, FGIC Insured, Pre-Refunded, 5.70%, 5/01/25 .............................     5,000,000        5,759,700
     Series II, FGIC Insured, Pre-Refunded, 5.75%, 5/01/30 .............................     3,750,000        4,329,525
    Avondale School District GO,
     AMBAC Insured, Pre-Refunded, 5.75%, 5/01/22 .......................................     4,000,000        4,392,200
     School Building and Site, FSA Insured, 5.00%, 5/01/29 .............................     9,000,000        9,157,680
    Battle Creek Downtown Development Authority Tax Allocation, Refunding, MBIA Insured,
      5.125%, 5/01/20 ..................................................................     4,500,000        4,693,950
    Berkley City School District GO, FGIC Insured, Pre-Refunded, 6.00%, 1/01/19 ........     2,125,000        2,179,379
    Brandon School District GO, FGIC Insured, Pre-Refunded, 5.875%, 5/01/26 ............     7,000,000        7,557,830
    Brown City Community School District GO, Building and Site, FGIC Insured, 5.00%,
      5/01/26 ..........................................................................     4,445,000        4,527,721
      5/01/31 ..........................................................................     3,200,000        3,242,048
    Byron Center Public Schools GO, Refunding, MBIA Insured, 5.875%, 5/01/24 ...........       135,000          140,003
    Caledonia Community Schools GO, MBIA Insured, Pre-Refunded, 5.85%, 5/01/22 .........     4,500,000        4,952,835
    Carmen-Ainmworth Community School District GO, FGIC Insured, 5.00%, 5/01/27 ........     2,950,000        3,002,392
    Central Michigan University Revenue,
      FGIC Insured, 5.00%, 10/01/27 ....................................................       500,000          505,120
      FGIC Insured, Pre-Refunded, 5.625%, 10/01/22 .....................................     2,500,000        2,750,300
      Series A, AMBAC Insured, 5.05%, 10/01/32 .........................................    10,000,000       10,189,200
    Central Montcalm Public School GO, MBIA Insured, 6.00%, 5/01/29 ....................     1,400,000        1,559,446
    Charles Stewart Mott Community College GO, FGIC Insured, 5.50%, 5/01/21 ............     3,550,000        3,877,274
    Charlotte Public School District GO, FGIC Insured, 5.375%, 5/01/29 .................     5,000,000        5,235,300
    De Witt Public Schools GO, AMBAC Insured, Pre-Refunded, 5.70%, 5/01/21 .............     6,905,000        7,573,128
    Dearborn EDC, Hospital Revenue, Oakwood Obligation Group,
     Refunding, Series A, MBIA Insured, 5.25%, 8/15/21 .................................     1,000,000        1,023,770
     Series A, FGIC Insured, 5.75%, 11/15/15 ...........................................       100,000          106,176
    Detroit City School District GO,
     School Building and Site Improvements, Series A, FGIC Insured, 5.00%, 5/01/23 .....     2,650,000        2,753,641
     School Building and Site Improvements, Series B, FGIC Insured, 5.00%, 5/01/25 .....     2,000,000        2,047,880
     Series A, FSA Insured, 5.125%, 5/01/31 ............................................    38,330,000       39,290,933
    Detroit Public Improvements GO, Series A-1, MBIA Insured, 5.00%, 4/01/20 ...........    10,610,000       11,124,691
    Detroit Sewage Disposal Revenue,
     Refunding, Series B, MBIA Insured, 5.25%, 7/01/21 .................................    12,585,000       13,069,145
     Series A, MBIA Insured, 5.00%, 7/01/27 ............................................    22,000,000       22,214,500
     Series A, MBIA Insured, Pre-Refunded, 5.50%, 7/01/20 ..............................       215,000          236,247


84 |Semiannual Report

Franklin Tax-Free Trust

----------------------------------------------------------------------------------------------------------------------
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
    Detroit Water Supply System Revenue,
        Refunding, FGIC Insured, ETM, 6.25%, 7/01/12 .....................................  $ 1,455,000      $ 1,478,149
        second lien, Series B, FGIC Insured, 5.50%, 7/01/33 ..............................   20,000,000       21,493,800
        senior lien, Series A, FGIC Insured, 5.00%, 7/01/30 ..............................   11,400,000       11,517,420
        senior lien, Series A, FGIC Insured, 5.25%, 7/01/33 ..............................    4,745,000        4,895,606
        senior lien, Series A, FGIC Insured, Pre-Refunded, 5.875%, 7/01/29 ...............    1,500,000        1,741,305
        senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33 ................    4,880,000        5,543,485
        Series A, MBIA Insured, 5.00%, 7/01/27 ...........................................    5,750,000        5,795,367
        Series B, MBIA Insured, 5.00%, 7/01/34 ...........................................   10,000,000       10,106,000
    Detroit/Wayne County Stadium Authority Revenue, FGIC Insured, 5.25%, 2/01/27 .........    5,500,000        5,636,620
    East Detroit School District GO, FGIC Insured,
       6.10%, 5/01/16 ....................................................................    1,025,000        1,102,859
       Pre-Refunded, 6.10%, 5/01/16 ......................................................    4,975,000        5,389,716
    East Grand Rapids Public School District GO, FSA Insured, Pre-Refunded, 6.00%, 5/01/29    4,775,000        5,483,132
    Eastern Michigan University Revenues, Refunding, Series A, FGIC Insured, 5.00%,
       6/01/28 ...........................................................................    6,730,000        6,829,537
       6/01/33 ...........................................................................   14,700,000       14,906,829
    Eaton Rapids Public Schools GO, School Building and Site, FSA Insured, 5.00%,
       5/01/26 ...........................................................................    2,700,000        2,764,260
       5/01/29 ...........................................................................    2,750,000        2,791,937
    Ecorse Public School District GO, FGIC Insured, 5.50%, 5/01/17 .......................    5,000,000        5,500,600
    Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, MBIA Insured, 5.75%,
       2/15/25 ...........................................................................      100,000          103,717
    Fennville Public Schools GO, School Building and Site, FGIC Insured, 5.00%,
       5/01/30 ...........................................................................    3,200,000        3,248,800
       5/01/34 ...........................................................................    3,250,000        3,292,055
    Ferndale School District GO, FGIC Insured, 5.375%, 5/01/21 ...........................    2,805,000        2,899,781
    Ferris State University Revenue,
       AMBAC Insured, Pre-Refunded, 5.75%, 10/01/17 ......................................    2,500,000        2,761,450
       AMBAC Insured, Pre-Refunded, 5.85%, 10/01/22 ......................................    2,500,000        2,767,700
       AMBAC Insured, Pre-Refunded, 5.90%, 10/01/26 ......................................    6,840,000        7,580,977
       FGIC Insured, 5.25%, 10/01/26 .....................................................    1,500,000        1,564,245
       FGIC Insured, 5.25%, 10/01/31 .....................................................    3,255,000        3,368,176
    Fowlerville Community School District GO, FGIC Insured, 5.00%,
       5/01/30 ...........................................................................    1,990,000        2,024,964
       5/01/34 ...........................................................................    8,145,000        8,275,564
    Gladstone Area Public Schools GO, AMBAC Insured,
       5.50%, 5/01/26 ....................................................................      695,000          727,290
       Pre-Refunded, 5.50%, 5/01/26 ......................................................      805,000          878,738
    Gogebic-Iron Wastewater Authority Wastewater Treatment System Revenue, Refunding, MBIA
      Insured, Pre-Refunded, 5.95%, 1/01/15 ..............................................    1,015,000        1,030,702
    Grand Blanc Community Schools GO, School Building and Site,
      FSA Insured, 5.00%, 5/01/28 ........................................................    4,250,000        4,334,575
    Grand Rapids Building Authority GO, AMBAC Insured, 5.50%, 8/01/20 ....................    2,000,000        2,209,600
    Grand Rapids Building Authority Revenue, AMBAC Insured, 5.00%, 10/01/28 ..............    6,000,000        6,103,440
    Grand Rapids Downtown Development Authority Tax Increment Revenue, MBIA Insured,
      6.875%, 6/01/24 ....................................................................    7,500,000        7,689,675
    Grosse-Ile Township School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/22 ...    5,250,000        5,798,625


                                                           Semiannual Report| 85

Franklin Tax-Free Trust

----------------------------------------------------------------------------------------------------------------------
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Hamilton Community School District GO, Refunding, FGIC Insured, 5.00%, 5/01/24 .....      $ 2,000,000      $ 2,044,800
  Hancock Hospital Finance Authority Revenue, Portage Health, MBIA Insured, 5.45%,
    8/01/47 ..........................................................................        4,400,000        4,548,192
  Hartland Consolidated School District GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/29       30,000,000       35,026,500
  Haslett Public School District GO, MBIA Insured, Pre-Refunded, 5.70%, 5/01/26 ......        3,900,000        4,277,364
  Hazel Park Building Authority Revenue, Ice Arena, AMBAC Insured, 4.70%, 4/01/24 ....          700,000          702,842
  Hazel Park School District GO, FSA Insured, 5.00%,
     5/01/27 .........................................................................        9,000,000        9,159,840
     5/01/32 .........................................................................       12,475,000       12,640,543
  Hopkins Public Schools GO, FGIC Insured, Pre-Refunded,
     5.70%, 5/01/21 ..................................................................        2,025,000        2,220,939
     5.50%, 5/01/26 ..................................................................        1,000,000        1,091,600
  Howell Public Schools GO, MBIA Insured, Pre-Refunded,
     5.875%, 5/01/22 .................................................................        2,000,000        2,285,700
     6.00%, 5/01/25 ..................................................................        1,600,000        1,767,200
  Huron Michigan School District GO, FSA Insured,
     5.25%, 5/01/21 ..................................................................        1,500,000        1,602,285
     5.375%, 5/01/26 .................................................................        2,500,000        2,626,000
  Huron Valley School District GO, FGIC Insured, Pre-Refunded,
     5.875%, 5/01/16 .................................................................          100,000          110,127
     5.75%, 5/01/22 ..................................................................        2,450,000        2,690,222
  Jackson Brownfield RDAR, FGIC Insured,
     5.125%, 6/01/22 .................................................................        2,290,000        2,410,088
     5.125%, 6/01/24 .................................................................        1,215,000        1,269,760
     5.25%, 6/01/26 ..................................................................        2,820,000        2,958,688
     5.375%, 6/01/30 .................................................................        5,830,000        6,152,224
  Jenison Public Schools GO, FGIC Insured, Pre-Refunded, 5.75%, 5/01/16 ..............          130,000          140,094
  Kalamazoo City School District GO, Building and Site, FSA Insured, 5.00%, 5/01/21 ..        4,000,000        4,167,520
  Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
     Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14 ...........        3,805,000        4,082,841
     Bronson Methodist Hospital, Refunding and Improvement, MBIA Insured, 5.875%,
      5/15/26 ........................................................................       26,165,000       28,546,800
     Bronson Methodist Hospital, Refunding and Improvement,
      Series A, MBIA Insured, 6.25%,
      5/15/12 ........................................................................        1,445,000        1,465,013
     Bronson Methodist Hospital, Refunding and Improvement,
      Series A, MBIA Insured, 6.375%,
      5/15/17 ........................................................................          720,000          745,106
     Bronson Methodist Hospital, Refunding, MBIA Insured, 5.25%, 5/15/18 .............          250,000          266,080
     Bronson Methodist Hospital, Refunding, MBIA Insured, 5.50%, 5/15/28 .............       10,000,000       10,407,600
  Kenowa Hills Public Schools GO, MBIA Insured, 5.875%,
     5/01/21 .........................................................................        1,510,000        1,603,288
     5/01/26 .........................................................................        7,000,000        7,432,460
  Kent County Building Authority GO, 5.00%, 6/01/26 ..................................       21,885,000       22,113,917
  Lake Orion Community School District GO, Refunding, AMBAC Insured, 5.50%, 5/01/20 ..        2,200,000        2,276,120
  Lake Shore Public Schools GO, Macomb County, FSA Insured,
    Pre-Refunded, 5.50%, 5/01/20 .....................................................        2,000,000        2,183,200
  Lake St. Clair Shores Drain District GO, Series A, MBIA Insured, 5.125%, 10/01/29 ..        1,000,000        1,019,560


86 |Semiannual Report

Franklin Tax-Free Trust

-------------------------------------------------------------------------------------------------------------------------
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Lake Superior State University Revenue,
    AMBAC Insured, Pre-Refunded, 6.375%, 11/15/15 .........................................  $ 1,500,000      $ 1,545,975
    Refunding, AMBAC Insured, 5.25%, 11/15/31 .............................................    3,320,000        3,444,566
  Lakeview Community Schools GO, FGIC Insured, Pre-Refunded, 5.75%, 5/01/16 ...............      900,000          964,133
  Lansing Building Authority Revenue, Refunding, MBIA Insured, 5.60%, 6/01/19 .............    1,470,000        1,526,257
  Lenawee County Hospital Finance Authority Hospital Revenue, Lenawee Health Alliance,
    Refunding, Series A, AMBAC Insured, 5.20%, 7/01/19 ....................................    2,115,000        2,251,396
  Leslie Public Schools GO, Ingham and Jackson Counties, AMBAC Insured,
    Pre-Refunded, 6.00%,
    5/01/25 ...............................................................................    3,500,000        3,641,365
  Lincoln Consolidated School District GO, FSA Insured, 5.00%, 5/01/28 ....................    1,000,000        1,006,910
  Lincoln Park School District GO,
     FGIC Insured, Pre-Refunded, 5.90%, 5/01/26 ...........................................    6,050,000        6,534,605
     Refunding, FGIC Insured, 5.00%, 5/01/26 ..............................................      900,000          909,225
  Livonia Municipal Building Authority GO, FGIC Insured, 5.25%, 5/01/30 ...................    3,950,000        4,062,575
  Lowell Area Schools GO, FGIC Insured, 5.625%,
     5/01/25 ..............................................................................    3,125,000        3,381,437
     5/01/30 ..............................................................................    3,250,000        3,494,530
  Marquette City Hospital Finance Authority Revenue, Marquette General Hospital, Refunding,
    Series D, FSA Insured,
     5.875%, 4/01/11 ......................................................................    4,525,000        4,863,651
     6.10%, 4/01/19 .......................................................................    5,225,000        5,634,170
  Merrill Community School District GO, FGIC Insured, Pre-Refunded, 5.60%, 5/01/26 ........    4,000,000        4,376,720
  Michigan Higher Education Student Loan Authority Revenue, Series XVII-E, AMBAC Insured,
     5.40%, 6/01/19 .......................................................................    5,000,000        5,157,100
     5.50%, 6/01/25 .......................................................................    5,000,000        5,162,000
  Michigan Municipal Bond Authority Revenue,
     Clean Water State Revolving Fund, 5.00%, 10/01/24 ....................................   14,785,000       15,260,338
     Local Government Loan Program, Series C, MBIA Insured, 6.00%, 11/01/10 ...............    3,790,000        3,856,477
     Series B, AMBAC Insured, 6.75%, 11/01/14 .............................................    1,010,000        1,039,007
     Series B, AMBAC Insured, 6.80%, 11/01/14 .............................................    1,135,000        1,167,688
     Series B, AMBAC Insured, 6.80%, 11/01/23 .............................................      280,000          288,064
     Series G, AMBAC Insured, Pre-Refunded, 6.75%, 11/01/14 ...............................    5,480,000        5,639,906
     Series G, AMBAC Insured, Pre-Refunded, 6.80%, 11/01/14 ...............................      515,000          530,069
     Series G, AMBAC Insured, Pre-Refunded, 6.80%, 11/01/23 ...............................      545,000          560,947
  Michigan State Building Authority Revenue, Facilities Program, Refunding,
     Series I, FSA Insured, 4.75%, 10/15/18 ...............................................    3,000,000        3,091,860
     Series I, FSA Insured, 5.00%, 10/15/24 ...............................................    5,000,000        5,141,350
     Series III, FSA Insured, 5.00%, 10/15/26 .............................................   14,000,000       14,289,520
  Michigan State COP, AMBAC Insured, 5.50%, 6/01/27 .......................................   12,000,000       12,756,600
  Michigan State HDA,
     Rental Housing Revenue, Series A, AMBAC Insured, 6.00%, 4/01/16 ......................      200,000          211,744
     SFMR, Series A, AMBAC Insured, 5.95%, 6/01/17 ........................................    1,085,000        1,122,866
     SFMR, Series D, 5.95%, 12/01/16 ......................................................       65,000           67,778
  Michigan State Hospital Finance Authority Revenue,
     Ascension Health Credit, Refunding, Series A, MBIA Insured,
     Pre-Refunded, 6.125%,
     11/15/23 .............................................................................   15,175,000       17,723,489


                                                           Semiannual Report| 87

Franklin Tax-Free Trust

-------------------------------------------------------------------------------------------------------------------------
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Michigan State Hospital Finance Authority Revenue, (cont.)
     Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.50%,
      8/15/24 ..........................................................................      $15,000,000      $15,900,450
     Detroit Medical Center Obligation Group, Refunding, Series A, AMBAC Insured, 5.25%,
      8/15/27 ..........................................................................       10,000,000       10,253,400
     Mercy Health Services, Refunding, Series T, MBIA Insured, 5.75%, 8/15/15 ..........       10,525,000       11,513,929
     Mercy Health Services, Refunding, Series X, MBIA Insured, 6.00%, 8/15/34 ..........       11,000,000       12,152,690
     Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26 ..............        6,000,000        6,343,260
     Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26 ..............        1,750,000        1,850,117
     Mercy Health Services, Series U, ETM, 5.75%, 8/15/26 ..............................          300,000          320,679
     Mercy Health Services, Series W, FSA Insured, ETM, 5.25%, 8/15/27 .................        8,605,000        8,919,427
     Mercy Mount Clemens Corp., Refunding, Series A, MBIA Insured, 5.75%, 5/15/29 ......        4,890,000        5,276,163
     Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/24 ................................        7,065,000        7,253,636
     Mid-Michigan Health, AMBAC Insured, 5.00%, 4/15/32 ................................        1,000,000        1,010,040
     Mid-Michigan Obligation Group, Refunding, Series A, FSA Insured, 5.375%, 6/01/27 ..        7,500,000        7,806,000
     Oakwood Obligation Group, Refunding, Series A, FSA Insured, 5.125%, 8/15/25 .......        7,500,000        7,714,200
     Sparrow Obligation Group, MBIA Insured, 5.90%, 11/15/26 ...........................          100,000          109,237
     St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13 ......        3,445,000        3,509,284
     St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14 ......        9,545,000        9,726,832
     St. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17 .....       14,500,000       15,313,595
  Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. .........
    Pollution Project, Refunding,
     Series AA, FGIC Insured, 6.95%, 5/01/11 ...........................................        5,000,000        6,116,550
     Series BB, AMBAC Insured, 7.00%, 5/01/21 ..........................................        3,000,000        3,947,790
     Series BB, MBIA Insured, 6.20%, 8/15/25 ...........................................       10,250,000       10,877,403
  Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
    Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32 ....       12,350,000       12,733,715
  Michigan State Trunk Line Revenue,
     Refunding, Series A, MBIA Insured, 4.75%, 11/01/20 ................................        3,300,000        3,396,228
     Refunding, Series A, MBIA Insured, 5.00%, 11/01/26 ................................        3,050,000        3,091,755
     Series A, FSA Insured, 5.00%, 11/01/25 ............................................       16,265,000       16,647,228
     Series A, FSA Insured, 5.25%, 11/01/30 ............................................       34,680,000       35,997,146
  Michigan Technological University Revenue, General, Series A, MBIA Insured, 5.00%,
    10/01/34 ...........................................................................        3,675,000        3,728,435
  Milan Area Schools GO, Series A, FGIC Insured, Pre-Refunded, 5.75%, 5/01/24 ..........        3,500,000        4,040,890
  Northview Public Schools District GO,
     MBIA Insured, 5.80%, 5/01/21 ......................................................          235,000          251,504
     Refunding, FGIC Insured, 5.00%, 5/01/21 ...........................................        3,450,000        3,569,784
  Oakridge Public Schools GO, FSA Insured,
     5.00%, 5/01/23 ....................................................................          500,000          512,560
     5.125%, 5/01/28 ...................................................................          500,000          506,370
  Ovid Elsie Area Schools GO, School Building and Site, MBIA Insured, 5.00%, 5/01/32 ...        7,775,000        7,867,989
  Oxford Area Community School District GO, FSA Insured, 5.00%,
     5/01/26 ...........................................................................        5,425,000        5,525,959
     5/01/31 ...........................................................................        4,865,000        4,928,926
  Pennfield Schools District GO, School Building and Site, FGIC Insured, 5.00%,
     5/01/29 ...........................................................................        1,150,000        1,172,000
     5/01/34 ...........................................................................        2,500,000        2,538,125


88 |Semiannual Report

Franklin Tax-Free Trust

-------------------------------------------------------------------------------------------------------------------------
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Pontiac General Building Authority GO, FGIC Insured, 5.375%,
    6/01/23 ............................................................................      $ 1,620,000      $ 1,744,627
    6/01/27 ............................................................................        2,635,000        2,780,636
  Port Huron GO, Limited Tax, AMBAC Insured, 5.00%, 10/01/22 ...........................        1,600,000        1,660,736
  Portage Lake Water and Sewer Authority GO, Refunding, AMBAC Insured,
     6.10%, 10/01/14 ...................................................................          770,000          820,966
     6.20%, 10/01/20 ...................................................................          670,000          715,058
  Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue,
    Series A, FSA Insured,
    Pre-Refunded, 9.00%, 7/01/09 .......................................................        1,535,000        1,630,631
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ..................................       20,000,000       20,466,800
     Series B, MBIA Insured, 5.875%, 7/01/35 ...........................................       16,430,000       18,493,279
     Series B, MBIA Insured, Pre-Refunded, 5.875%, 7/01/35 .............................        8,570,000       10,050,468
  Puerto Rico Electric Power Authority Revenue, Refunding, Series U, FSA Insured, 6.00%,
    7/01/14 ............................................................................        3,400,000        3,479,220
  Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 ...........        8,700,000        8,731,233
  Redford USD, GO, FGIC Insured, Pre-Refunded, 6.00%, 5/01/22 ..........................       14,090,000       15,241,576
  River Rouge School District GO, Refunding, FGIC Insured, 5.00%, 5/01/22 ..............        6,575,000        6,856,410
  Rockford Public Schools GO, Refunding, FGIC Insured, 5.25%,
     5/01/22 ...........................................................................        1,250,000        1,338,588
     5/01/27 ...........................................................................        3,000,000        3,121,560
  Royal Oak Hospital Finance Authority Revenue, William Beaumont Hospital,
    Series M, MBIA
    Insured, 5.25%,
     11/15/31 ..........................................................................       12,750,000       13,149,713
     11/15/35 ..........................................................................       17,600,000       18,022,224
  Saginaw Hospital Finance Authority Revenue, Covenant Medical Center, Refunding,
    Series E,
    MBIA Insured,
     5.375%, 7/01/19 ...................................................................        4,850,000        5,244,305
     5.50%, 7/01/24 ....................................................................        1,750,000        1,860,320
  Saginaw Valley State University Revenue,
     Refunding, AMBAC Insured, 5.25%, 7/01/19 ..........................................        2,540,000        2,722,397
     Series A, MBIA Insured, 5.125%, 7/01/30 ...........................................        4,315,000        4,391,850
  Schoolcraft Community School District GO, FGIC Insured, Pre-Refunded,
     5.75%, 5/01/21 ....................................................................        3,575,000        3,925,529
     5.375%, 5/01/26 ...................................................................        1,000,000        1,088,370
  South Macomb Disposal Authority Revenue, AMBAC Insured, 5.25%, 9/01/20 ...............        2,000,000        2,126,600
  South Redford School District GO, FGIC Insured, 5.50%, 5/01/22 .......................        3,155,000        3,335,245
  Sparta Area Schools GO, School Building and Site, FGIC Insured, 5.00%, 5/01/30 .......        2,730,000        2,777,966
  St. Clair County Building Authority GO, MBIA Insured, Pre-Refunded, 5.25%,
     4/01/18 ...........................................................................        2,065,000        2,202,426
     4/01/21 ...........................................................................        2,400,000        2,559,720
  St. Clair County EDC, PCR, Detroit Edison Co., Refunding, Series AA, AMBAC
     Insured, 6.40%, 8/01/24 ...........................................................       10,000,000       11,463,700
  Taylor Tax Increment Finance Authority Revenue, FSA Insured, 5.00%, 5/01/21 ..........        2,595,000        2,703,679
  Tecumseh Public Schools GO, FGIC Insured, 5.50%,
     5/01/25 ...........................................................................        5,925,000        6,312,199
     5/01/30 ...........................................................................        4,500,000        4,759,245


                                                           Semiannual Report| 89

Franklin Tax-Free Trust

----------------------------------------------------------------------------------------------------------------------------
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Thornapple Kellog School GO, School Building and Site, Refunding, FSA Insured, 5.00%,
     5/01/23 ...........................................................................   $    4,000,000   $    4,148,960
     5/01/28 ...........................................................................        6,250,000        6,358,500
  Three Rivers Community Schools GO, Building and Site, MBIA Insured, Pre-Refunded, 6.00%,
     5/01/23 ...........................................................................        2,400,000        2,596,152
  Warren Consolidated School District GO, FSA Insured,
     4.875%, 5/01/22 ...................................................................       11,850,000       12,213,914
     5.00%, 5/01/26 ....................................................................       14,450,000       14,718,915
  Warren Water and Sewer Revenue, FSA Insured, 5.125%, 11/01/23 ........................        2,450,000        2,557,947
  Wayland USD, GO, FGIC Insured, Pre-Refunded, 6.75%, 5/01/24 ..........................        2,000,000        2,090,620
  Wayne Charter County Airport Hotel GO, Detroit Metropolitan Airport, Series A,
    MBIA Insured,
     5.25%, 12/01/25 ...................................................................       17,000,000       17,737,970
     5.00%, 12/01/30 ...................................................................       10,750,000       10,857,715
  Wayne Charter County Airport Revenue, Detroit Metropolitan Wayne County, Series A, MBIA
    Insured, 5.25%, 12/01/18 ...........................................................        5,500,000        5,765,925
  Wayne State University Revenue, FGIC Insured, 5.125%, 11/15/29 .......................       17,900,000       18,255,494
  West Bloomfield School District GO, FGIC Insured, Pre-Refunded, 6.00%,
     5/01/19 ...........................................................................        2,100,000        2,451,855
     5/01/20 ...........................................................................        2,000,000        2,335,100
  West Branch Rose City Area School District GO, FGIC Insured, 5.50%, 5/01/24 ..........        1,400,000        1,498,238
  West Ottawa Public School District GO, FGIC Insured,
     5.60%, 5/01/21 ....................................................................          695,000          750,482
     5.60%, 5/01/26 ....................................................................        3,575,000        3,860,392
     Pre-Refunded, 5.60%, 5/01/26 ......................................................        6,000,000        6,565,080
  Western School District GO, Refunding, MBIA Insured, Pre-Refunded, 5.50%, 5/01/20 ....        1,660,000        1,721,603
  Western Townships Utilities Authority GO, Sewer Disposal System, FGIC Insured, 4.75%,
    1/01/23 ............................................................................        8,500,000        8,645,690
  Whitmore Lake Public School District GO, FGIC Insured, 5.00%, 5/01/32 ................        9,375,000        9,512,625
  Willow Run Community Schools GO, FSA Insured, 5.00%, 5/01/31 .........................       12,550,000       12,705,118
  Wyoming Public Schools GO, FGIC Insured, 5.125%, 5/01/23 .............................        5,750,000        5,948,145
  Ypsilanti Community Utilities GO, Sanitation Sewer System No. 3, FGIC Insured, 5.00%,
    5/01/32 ............................................................................        6,065,000        6,145,483
  Ypsilanti School District GO,
     FGIC Insured, Pre-Refunded, 5.75%, 5/01/20 ........................................        4,700,000        5,160,835
     Refunding, FGIC Insured, 5.375%, 5/01/26 ..........................................        6,750,000        7,137,383
  Ypsilanti Water and Sewer Disposal System Revenue, Series C, AMBAC Insured, 5.00%,
    9/01/27 ............................................................................        2,115,000        2,154,043
                                                                                                            ----------------
  TOTAL LONG TERM INVESTMENTS (COST $1,242,134,839) ....................................                     1,325,928,257
                                                                                                            ----------------

90 |Semiannual Report

Franklin Tax-Free Trust

----------------------------------------------------------------------------------------------------------------------------
FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS .4%
  BONDS
a Detroit Sewage Disposal Revenue, senior lien, Series B, Daily VRDN and Put, 1.35%,
    7/01/33 ..........................................................................     $   5,295,000   $     5,295,000
a Michigan State University Revenues, Series A, Daily VRDN and Put, 1.35%, 8/15/32 ...           400,000           400,000
                                                                                                           ----------------
  TOTAL SHORT TERM INVESTMENTS (COST $5,695,000) .....................................                           5,695,000
                                                                                                           ----------------
  TOTAL INVESTMENTS (COST $1,247,829,839) 98.9% ......................................                       1,331,623,257
  OTHER ASSETS, LESS LIABILITIES 1.1% ................................................                          15,470,357
                                                                                                           ----------------
  NET ASSETS 100.0% ..................................................................                     $ 1,347,093,614
                                                                                                           ================


See Glossary of Terms on page 113.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

              Semiannual Report | See notes to financial statements. | 91

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND

                                                   --------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2004                    YEAR ENDED FEBRUARY 28,
CLASS A                                               (UNAUDITED)        2004E       2003        2002        2001        2000 E
                                                   --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............       $12.39      $12.23      $11.99      $11.89      $11.13      $12.14
                                                        ---------------------------------------------------------------------

Income from investment operations:

 Net investment income a ...........................          .27         .54         .56         .58         .58         .59

 Net realized and unrealized gains (losses) ........         (.25)        .15         .25         .10         .76        (.99)
                                                        ---------------------------------------------------------------------

Total from investment operations ...................          .02         .69         .81         .68        1.34        (.40)
                                                        ---------------------------------------------------------------------
Less distributions from:

 Net investment income .............................         (.27)       (.53)       (.57)       (.58)       (.58)       (.59)

 Net realized gains ................................           --          --          --          --          --        (.02)
                                                        ---------------------------------------------------------------------

Total distributions ................................         (.27)       (.53)       (.57)       (.58)       (.58)       (.61)

Redemption fees ....................................           -- c        --          --          --          --          --

Net asset value, end of period .....................       $12.14      $12.39      $12.23      $11.99      $11.89      $11.13
                                                        =====================================================================
Total return b .....................................         .18%       5.81%       6.89%       5.84%      12.31%     (3.30)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................     $509,810    $528,609    $524,076    $485,818    $465,758    $451,142

Ratios to average net assets:

 Expenses ..........................................         .68% d      .67%        .67%        .66%        .67%        .66%
 Net investment income .............................        4.36% d     4.39%       4.64%       4.81%       5.04%       5.05%

Portfolio turnover rate ............................        2.82%      10.77%      13.28%       4.86%      24.68%      15.79%





a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.001 per share.
d Annualized.
e For the year ended February 29.


92 | See notes to financial statements.| Semiannual Report

Franklin Tax-Free Trust

FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND (CONTINUED)

                                                   --------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2004                    YEAR ENDED FEBRUARY 28,
CLASS C                                               (UNAUDITED)        2004E       2003        2002        2001        2000 E
                                                   --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............        $12.47      $12.30      $12.05      $11.95      $11.18      $12.19
                                                        ---------------------------------------------------------------------
Income from investment operations:

 Net investment income a ..........................           .23         .47         .50         .51         .52         .52

 Net realized and unrealized gains (losses)                  (.25)        .16         .25         .10         .76        (.98)
                                                        ---------------------------------------------------------------------

Total from investment operations ..................          (.02)        .63         .75         .61        1.28        (.46)
                                                        ---------------------------------------------------------------------
Less distributions from:

 Net investment income ............................          (.23)       (.46)       (.50)       (.51)       (.51)       (.53)

 Net realized gains ...............................            --          --          --          --          --        (.02)
                                                        ---------------------------------------------------------------------

Total distributions ...............................          (.23)       (.46)       (.50)       (.51)       (.51)       (.55)
                                                        ---------------------------------------------------------------------
Redemption fees ...................................            -- c        --          --          --          --          --
                                                        ---------------------------------------------------------------------
Net asset value, end of period ....................        $12.22      $12.47      $12.30      $12.05      $11.95      $11.18
                                                        =====================================================================
Total return b ....................................        (.11)%       5.25%       6.38%       5.22%      11.74%     (3.84)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................       $56,558     $59,389     $54,704     $39,170     $24,738     $21,828

Ratios to average net assets:

 Expenses .........................................         1.23% d     1.26%       1.17%       1.22%       1.23%       1.22%

 Net investment income ............................         3.81% d     3.80%       4.14%       4.26%       4.49%       4.50%

Portfolio turnover rate ...........................         2.82%      10.77%      13.28%       4.86%      24.68%      15.79%





a  Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c  Amount is less than $0.001 per share.
d  Annualized.
e  For the year ended February 29.

                     Semiannual Report | See notes to financial statements. | 93

Franklin Tax-Free Trust
STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.5%
  BONDS 94.2%
  Anoka County Housing and RDA, GO, Housing Development, AMBAC Insured,
    4.875%, 2/01/24 ..........................................................................   $2,195,000   $2,231,239
    5.00%, 2/01/34 ...........................................................................    2,000,000    2,027,960

  Anoka-Hennepin ISD No. 11 GO, School District Credit Enhancement Program, Series A, FSA
    Insured, 5.00%, 2/01/20 ..................................................................    6,130,000    6,459,242
  Bemidji Health Care Facilities First Mortgage Revenue, North Country Health Services, Radian
    Insured, 5.00%, 9/01/24 ..................................................................    2,000,000    2,044,940
  Bemidji Lease Revenue, Minnesota State Bureau of Criminal Apprehension, MBIA Insured, 5.70%,
    12/01/17 .................................................................................      120,000      133,373
  Big Lake ISD No. 727 GO, MBIA Insured, 5.70%, 2/01/21 ......................................    3,085,000    3,334,114
  Bloomington ISD No. 271 GO, Series A, FSA Insured, 5.125%, 2/01/24 .........................    2,000,000    2,092,060
  Bloomington Port Authority Lease Revenue, City Hall Lease Obligation, 5.00%, 2/01/18 .......    1,045,000    1,107,794
  Brooklyn Center ISD No. 286 GO, FGIC Insured, 5.00%, 2/01/22 ...............................    1,000,000    1,044,630
  Buffalo GO, AMBAC Insured, 5.55%, 6/01/17 ..................................................    1,000,000    1,058,930
  Buffalo ISD No. 877 GO, Refunding, MBIA Insured, 5.00%, 2/01/22 ............................    4,255,000    4,392,351
  Burnsville ISD No. 191 GO, Series A, FSA Insured, 6.20%, 2/01/17 ...........................    2,105,000    2,144,027
  Burnsville MFR, Coventry Court, Refunding, Series A, GNMA Secured,
     5.90%, 9/20/19 ..........................................................................      400,000      428,036
     5.95%, 9/20/29 ..........................................................................    1,275,000    1,353,935
     6.00%, 9/20/34 ..........................................................................    1,000,000    1,062,410
  Cass Lake ISD No. 115 GO, Refunding, FGIC Insured, 5.00%, 2/01/22 ..........................    3,805,000    3,993,918
  Centennial ISD No. 012 GO, Series A, FSA Insured, 5.00%, 2/01/21 ...........................    1,000,000    1,054,370
  Champlin EDA, GO, Housing Development, MBIA Insured, 5.625%, 2/01/26 .......................      250,000      261,542
  Chanhassen Apartments Project GO, Series B, AMBAC Insured, 6.20%, 1/01/25 ..................    2,975,000    3,014,181
  Columbia Heights ISD No. 013 GO, FSA Insured, 5.50%, 2/01/23 ...............................    4,500,000    4,820,445
  Dakota County Housing and RDA,
     Governmental Housing Revenue, Eagan Senior Housing Facility, MBIA Insured, 5.40%,
       1/01/27 ...............................................................................    1,015,000    1,017,081
     MFHR, Dakota Station Project, GNMA Secured, 5.65%, 1/20/24 ..............................    1,385,000    1,437,519
     SFMR, GNMA Secured, 5.75%, 4/01/18 ......................................................      692,000      715,929
     SFMR, GNMA Secured, 5.85%, 10/01/30 .....................................................    1,162,000    1,197,360
  Deer River ISD No. 317 GO,
     FSA Insured, 6.00%, 2/01/25 .............................................................    1,325,000    1,515,734
     School Building, Refunding, FSA Insured, 4.10%, 2/01/20 .................................      445,000      440,474
     School Building, Refunding, FSA Insured, 4.30%, 2/01/23 .................................      745,000      729,199
  Duluth EDA, Health Care Facilities Revenue, The Duluth Clinic Ltd., AMBAC Insured,
    Pre-Refunded, 6.30%, 11/01/22 ............................................................    2,125,000    2,143,041
  Eagan GO, Recreational Facilities, Series A, MBIA Insured, 5.00%, 2/01/21 ..................    3,075,000    3,242,188
  Eagan MFHR, Forest Ridge Apartments, Refunding, Series A, GNMA Secured,
     5.95%, 9/20/29 ..........................................................................    1,700,000    1,804,635
     6.00%, 9/20/34 ..........................................................................    1,480,000    1,568,756
  Eden Prairie MFHR,
     Olympic Ridge, Refunding, Series A, GNMA Secured, 6.25%, 1/20/31 ........................    2,000,000    2,069,900
     Parkway Apartments Project, Series A, GNMA Secured, 5.80%, 2/20/32 ......................    7,380,000    7,677,193
  Edina ISD No. 273 GO, MBIA Insured,
     4.00%, 2/01/18 ..........................................................................    2,060,000    2,057,816
     4.25%, 2/01/21 ..........................................................................    2,700,000    2,687,283

94 |Semiannual Report

Franklin Tax-Free Trust
STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Eveleth EDA, GO, Housing Development, MBIA Insured, 5.80%, 7/01/25 .........................   $ 1,000,000   $ 1,075,520
  Farmington ISD No.192 GO, MBIA Insured, 5.25%, 2/01/24 .....................................     5,915,000     6,213,175
  Ham Lake GO, Anoka County Housing, Senior Housing Project, Series B, MBIA Insured, 6.10%,
     1/01/26 .................................................................................     2,180,000     2,214,727
  Hibbing Health Care Facilities Revenue, The Duluth Clinic, Ltd., FSA Insured, Pre-Refunded,
     5.00%, 11/01/25 .........................................................................     8,000,000     8,979,920
  Hopkins Elderly Housing Revenue, St. Therese Project, Refunding, Series A, GNMA Secured,
     5.60%, 11/20/17 .........................................................................       750,000       786,450
     5.70%, 11/20/32 .........................................................................     3,000,000     3,110,400
  Hopkins ISD No. 270 GO, FGIC Insured, 5.125%, 2/01/22 ......................................     3,880,000     4,096,271
  Hubbard County Housing and RDA, GO, Heritage Center Project, MBIA Insured, 5.50%, 8/01/27 ..     1,085,000     1,149,959
  Kenyon Wanamingo ISD No. 2172 GO, MBIA Insured, 6.00%, 2/01/22 .............................     4,030,000     4,101,452
  Lake Superior ISD No. 381 GO, Series A, FSA Insured, 5.00%, 4/01/23 ........................     4,195,000     4,382,223
  Lakeview ISD No. 2167 GO, MBIA Insured, 5.25%, 2/01/26 .....................................     3,705,000     3,860,202
  Lakeville ISD No. 194 GO, Series A, FGIC Insured, 5.00%, 2/01/23 ...........................    10,180,000    10,627,004
  Mahtomedi ISD No. 832 GO, FSA Insured, 5.00%, 2/01/18 ......................................     3,240,000     3,476,002
  Maple Grove HDA Municipal Facility Lease Revenue, AMBAC Insured, 5.55%, 2/01/17 ............       280,000       304,592
  Medford ISD No. 763 GO, Series A, FSA Insured, 5.125%, 2/01/29 .............................     2,700,000     2,776,302
  Minneapolis and St. Paul Housing RDA, Health Care System Revenue, Children's Health Care,
    Series A, FSA Insured,
     5.70%, 8/15/16 ..........................................................................     1,005,000     1,058,938
     5.50%, 8/15/25 ..........................................................................     9,000,000     9,466,200
  Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
     Series A, AMBAC Insured, 5.20%, 1/01/24 .................................................     5,000,000     5,171,800
     Series A, FGIC Insured, 5.125%, 1/01/31 .................................................     7,000,000     7,141,540
     Series A, FGIC Insured, 5.25%, 1/01/32 ..................................................     7,000,000     7,212,030
     Series C, FGIC Insured, 5.25%, 1/01/26 ..................................................     2,000,000     2,073,880

  Minneapolis and St. Paul Metropolitan Apartments Community Apartment Revenue, Series C,
    FGIC Insured, 5.25%, 1/01/32 .............................................................    12,000,000    12,363,480
  Minneapolis CDA and St. Paul Housing and RDA Revenue, Health Care Facilities, Carondelet,
    Series B, BIG Insured, Pre-Refunded, 8.875%, 11/01/15 ....................................       780,000       985,998
  Minneapolis GO,
     Sports Arena Project, Refunding, 5.125%, 10/01/20 .......................................     8,340,000     8,788,942
     Sports Arena Project, Refunding, 5.20%, 10/01/24 ........................................     3,750,000     3,894,712
     Various Purpose, 5.125%, 12/01/28 .......................................................     3,000,000     3,088,440
  Minneapolis MFR, Riverside Plaza, Refunding, GNMA Secured, 5.20%, 12/20/30 .................     5,000,000     5,060,200
  Minneapolis Revenue, University Gateway Project, Series A, 5.25%, 12/01/24 .................     3,000,000     3,081,600
  Minneapolis Special School District No. 001 COP, Series A,
     FSA Insured, 5.00%, 2/01/21 .............................................................     1,950,000     2,056,021
     MBIA Insured, Pre-Refunded, 5.90%, 2/01/17 ..............................................     5,000,000     5,299,450
  Minnesota Agriculture and Economic Development Board Revenue,
     Benedictine Health, Refunding, Series A, MBIA Insured, 5.125%, 2/15/29 ..................    14,625,000    14,942,509
     Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%, 12/01/22 ....     4,870,000     5,083,111
     Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, Pre-Refunded, 5.15%,
      12/01/22 ...............................................................................       310,000       344,770

Health Care System, Fairview Hospital, Refunding, Series A, MBIA Insured, 5.75%,
      11/15/26 ...............................................................................    18,000,000    19,342,800

                                                           Semiannual Report| 95

Franklin Tax-Free Trust
STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT   VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
   Minnesota State HFA, SFMR,
    Series E, AMBAC Insured, 5.40%, 1/01/25 ...........................................           $5,115,000     $5,212,390
   Series G, AMBAC Insured, 6.25%, 7/01/26 ............................................              550,000        565,196
   Series I, MBIA Insured, 6.25%, 1/01/15 .............................................            1,175,000      1,180,135
Minnesota State HFAR,
   Rental Housing, Refunding, Series D, MBIA Insured, 5.90%, 8/01/15 ..................            5,240,000      5,376,816
   Rental Housing, Refunding, Series D, MBIA Insured, 5.95%, 2/01/18 ..................            1,960,000      2,008,628
   Rental Housing, Refunding, Series D, MBIA Insured, 6.00%, 2/01/22 ..................            2,195,000      2,248,097
   SFM, Series B, 5.00%, 7/01/13 ......................................................               80,000         83,298
   SFM, Series D, 5.45%, 1/01/26 ......................................................            3,145,000      3,210,196
Minnesota State Higher Education Facilities Authority Revenue,
   Bethel, Refunding, 5.10%, 4/01/28 ..................................................            7,700,000      7,810,187
   St. Johns University, Series 5-I, MBIA Insured, 5.25%, 10/01/21 ....................            1,750,000      1,876,945
   St. Johns University, Series 5-I, MBIA Insured, 5.25%, 10/01/26 ....................            1,500,000      1,568,415
   University of St. Thomas, Series 4-A1, MBIA Insured, 5.625%, 10/01/16 ..............            1,000,000      1,070,010
Minnetonka MFHR,
   Brier Creek Project, Refunding, Series A, GNMA Secured, 6.45%, 6/20/24 .............            2,690,000      2,755,152
   Cedar Hills Project, Refunding, Series A, GNMA Secured, 5.90%, 10/20/19 ............            1,750,000      1,870,557
   Cedar Hills Project, Refunding, Series A, GNMA Secured, 5.95%, 10/20/29 ............            5,955,000      6,333,738
Moorhead EDA, GO, Tax Increment, Series A, MBIA Insured, 5.25%, 2/01/28 ...............            1,890,000      1,963,842
New Hope MFR, North Ridge, Refunding, Series A, GNMA Secured,
   6.05%, 1/01/17 .....................................................................              450,000        466,988
   6.20%, 1/01/31 .....................................................................            5,470,000      5,662,489
Nobles County Housing and RDA, Public Project Revenue,
  Annual Appropriate Lease Obligation,
  AMBAC Insured, 5.625%, 2/01/22 ......................................................            1,230,000      1,340,700
North St. Paul Maplewood ISD No. 622 GO,
   Refunding, Series A, 5.125%, 2/01/25 ...............................................            2,275,000      2,319,545
   Series A, MBIA Insured, Pre-Refunded, 7.10%, 2/01/19 ...............................            2,000,000      2,048,220
Northeast Metropolitan ISD No. 916 GO, FSA Insured, 5.80%, 1/01/16 ....................            5,320,000      5,394,001
Northern Municipal Power Agency Electric System Revenue,
   Refunding, FSA Insured, 5.00%, 1/01/12 .............................................            1,030,000      1,109,300
Osseo ISD No. 279 GO, Series A, FSA Insured, 5.00%, 2/01/20 ...........................            3,000,000      3,182,760
Park Rapids ISD No. 309 GO, MBIA Insured,
   4.75%, 2/01/21 .....................................................................            2,500,000      2,550,725
   5.00%, 2/01/25 .....................................................................            3,000,000      3,058,080
Pipestone-Jasper ISD No. 2689 GO, Refunding, Series 2004-A,
  FSA Insured, 5.00%, 3/01/20 .........................................................            1,595,000      1,701,785
Plymouth Health Facilities Revenue, Westhealth Project, Series A, FSA Insured,
   6.25%, 6/01/16 .....................................................................            1,600,000      1,650,048
   6.125%, 6/01/24 ....................................................................            1,815,000      1,871,229
Princeton ISD No. 477 GO, Mille Lacs County, FSA Insured, 5.125%, 2/01/24 .............            1,190,000      1,215,216
Prior Lake ISD No. 719 GO,
   FGIC Insured, 5.125%, 2/01/19 ......................................................            1,140,000      1,229,091
   FSA Insured, 5.50%, 2/01/20 ........................................................            2,255,000      2,478,989
   FSA Insured, 5.50%, 2/01/21 ........................................................            2,590,000      2,832,579
   Series C, MBIA Insured, 5.00%, 2/01/21 .............................................            2,000,000      2,114,960
   Series C, MBIA Insured, 5.00%, 2/01/23 .............................................            6,025,000      6,276,363

96 | Semiannual Report

Franklin Tax-Free Trust
STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT   VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Puerto Rico Commonwealth GO, Public Improvement, FSA Insured,
     5.00%, 7/01/23 ..........................................................................   $  955,000   $  992,990
     5.125%, 7/01/30 .........................................................................      420,000      433,511
     Pre-Refunded, 5.00%, 7/01/23 ............................................................    1,545,000    1,726,337
     Pre-Refunded, 5.125%, 7/01/30 ...........................................................      580,000      652,512
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%, 8/01/27 ........    2,000,000    2,056,480
  Puerto Rico PBA Revenue, Government Facilities, Refunding, Series F, XLCA Insured, 5.25%,
    7/01/25 ..................................................................................    2,500,000    2,802,325
  Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 7.00%, 7/01/14 .................    1,300,000    1,304,667
  Puerto Rico Public Finance Corp. Commonwealth Revenue, Series E, AMBAC Insured,
     5.50%, 8/01/27 ..........................................................................      625,000      716,681
     ETM, 5.50%, 8/01/27 .....................................................................      375,000      430,009
  Robbinsdale GO, Housing Development, Senior Housing Project, Series B, FGIC Insured, 5.875%,
    1/01/31 ..................................................................................    2,160,000    2,258,561
  Rochester Electric Utility Revenue, AMBAC Insured, 5.25%, 12/01/24 .........................    3,000,000    3,144,390
  Rochester Health Care Facilities Revenue, Mayo Foundation, Refunding, Series B, 5.50%,
    11/15/27 .................................................................................    4,000,000    4,192,280
  Rochester ISD No. 535 GO, Series A, MBIA Insured, 5.00%,
     2/01/28 .................................................................................    1,385,000    1,419,985
     2/01/29 .................................................................................    1,455,000    1,489,353
  Rosemount ISD No. 196 GO, Series A, MBIA Insured, 4.70%, 2/01/25 ...........................    1,000,000    1,010,120
  Roseville ISD No. 623 GO, Series A, FSA Insured, 6.00%, 2/01/25 ............................    4,260,000    4,335,530
  Rush City ISD No. 139 GO, School Building, MBIA Insured,
     5.00%, 2/01/21 ..........................................................................    1,680,000    1,776,566
     5.125%, 2/01/26 .........................................................................    4,245,000    4,394,084
  Sauk Rapids ISD No. 47 GO, Series A, MBIA Insured, 5.75%,
     2/01/23 .................................................................................    2,740,000    3,054,579
     2/01/26 .................................................................................    5,000,000    5,481,450
  Scott County GO, MBIA Insured, 5.00%, 2/01/33 ..............................................    5,555,000    5,653,990
  Scott County Housing and Redevelopment Authority Facilities Lease Revenue, AMBAC Insured,
    5.70%, 2/01/29 ...........................................................................    1,380,000    1,465,919
  Scott County Housing and Redevelopment Authority GO,
     River City Center Project, Series A, FSA Insured, 5.375%, 2/01/27 .......................    1,520,000    1,602,566
     Savage City, Hamilton Apartments Project, AMBAC Insured, 5.70%, 2/01/33 .................    2,285,000    2,361,799
  Scott County Housing and Redevelopment Authority MFR, Highview Commons, Series A,
    GNMA Secured,
     6.20%, 1/20/41 ..........................................................................    2,811,000    3,078,804
     6.50%, 7/20/41 ..........................................................................    1,300,000    1,435,486
  Scott County Housing and Redevelopment Authority Special Benefits Tax Revenue, River City
    Centre Project, Series B, AMBAC Insured, 5.50%, 2/01/27 ..................................      675,000      700,421
  Scott County Housing and Redevelopment Authority Tax Increment Development Revenue, River
    City Centre Project, Series E, FSA Insured, 5.375%, 2/01/25 ..............................    1,170,000    1,221,913
  Shakopee Public Utilities Commission Public Utilities Revenue,
    MBIA Insured, 6.00%, 2/01/28 .............................................................    2,530,000    2,825,808
  South Washington County ISD No. 833 GO, Series B, FSA Insured, 5.00%, 2/01/23 ..............    4,000,000    4,157,920
  Southeastern Multi-County Housing and RDAR, Housing Development, Goodhue County
    Apartments B, MBIA Insured, 5.75%, 1/01/31 ...............................................    2,415,000    2,519,256

                                                           Semiannual Report| 97

Franklin Tax-Free Trust
STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT   VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Southern Minnesota Municipal Power Agency Power Supply System Revenue,
    Refunding, Series A, MBIA Insured, ETM, 5.75%, 1/01/18 ...................................   $ 1,000,000   $ 1,084,950
  St. Clair ISD No. 75 GO, MBIA Insured, 5.70%, 4/01/22 ......................................     2,250,000     2,526,413
  St. Cloud Health Care Revenue, St. Cloud Hospital Obligation,
    Group A, FSA Insured, 5.875%,
    5/01/30 ..................................................................................    17,785,000    19,477,421
  St. Cloud Hospital Facilities Revenue, St. Cloud Hospital, Refunding,
    Series A, AMBAC Insured,
    5.00%, 7/01/15 ...........................................................................     1,165,000     1,215,002
  St. Cloud Housing and RDA, Sales Tax Revenue, Paramount Theater Project,
    Refunding, Series A,
    FGIC Insured, 5.00%, 3/01/22 .............................................................     1,000,000     1,027,060
  St. Francis ISD No. 15 GO, Series A, FSA Insured,
     6.35%, 2/01/13 ..........................................................................     1,500,000     1,594,860
     6.375%, 2/01/16 .........................................................................     5,465,000     5,812,519
  St. Michael ISD No. 885 GO, FSA Insured, 5.00%, 2/01/23 ....................................     3,300,000     3,430,284
  St. Paul Housing and RDA, Parking Revenue, Refunding, Series A, FSA Insured, 5.75%,
    8/01/13 ..................................................................................     5,105,000     5,169,629
  St. Paul ISD No. 625 GO,
     Series A, FSA Insured, 5.75%, 2/01/16 ...................................................     3,500,000     3,559,640
     Series C, FSA Insured, 6.00%, 2/01/20 ...................................................     1,600,000     1,812,448
  St. Paul Port Authority IDR, Brown and Bigelow Co., Series K-1996, FGIC Insured, 9.50%,
     12/01/14 ................................................................................       190,000       195,666
  St. Peter GO, Hospital, Series A, MBIA Insured, 5.00%, 9/01/32 .............................     6,805,000     6,914,084
  Stillwater ISD No. 834 GO, MBIA Insured, 5.75%, 2/01/15 ....................................     2,990,000     3,039,963
  Todd Morrison and Stearns Counties ISD No. 2753 GO, MBIA Insured, 5.00%, 4/01/17 ...........     1,500,000     1,528,755
  Upsala ISD No. 487 GO, School Building, FGIC Insured, 5.00%, 2/01/22 .......................     1,140,000     1,196,601
  Virgin Islands PFAR, Gross Receipts Taxes Loan Note, FSA Insured, 5.25%,
     10/01/20 ................................................................................     1,160,000     1,266,175
     10/01/21 ................................................................................     1,000,000     1,086,380
  Virginia Governmental Housing Project GO, Refunding, MBIA Insured, 5.90%, 2/01/26 ..........     2,915,000     3,130,739
  Walker-Hakensack-Akeley ISD No. 113 GO, Series A, FSA Insured, 6.00%,
     2/01/23 .................................................................................     1,160,000     1,326,982
     2/01/25 .................................................................................     1,300,000     1,487,135
  Washington County GO, Capital Improvement Plan, Series A, 4.75%,
     2/01/22 .................................................................................     3,200,000     3,296,064
     2/01/23 .................................................................................     1,760,000     1,807,837
  Washington County Housing and RDAR, Government Housing, Landfall Terrace Project, Refunding,
     5.35%, 2/01/22 ..........................................................................     1,000,000     1,079,140
     5.40%, 8/01/27 ..........................................................................     2,015,000     2,112,808
  Western Minnesota Municipal Power Agency Minnesota Power Supply Revenue, Series A, MBIA
    Insured, 5.00%, 1/01/30 ..................................................................     8,200,000     8,373,020
  Western Minnesota Municipal Power Agency Power Supply Revenue, Refunding, Series A, AMBAC
    Insured, 5.50%,
     1/01/12 .................................................................................     2,745,000     2,925,923
     1/01/13 .................................................................................     4,500,000     4,796,595
  Western Minnesota Municipal Power Agency Revenue,
     MBIA Insured, 5.00%, 1/01/26 ............................................................     8,565,000     8,793,257
     Refunding, Series B, MBIA Insured, 5.00%, 1/01/15 .......................................     2,000,000     2,221,400
  White Bear Lake ISD No. 624 GO, Series 4-A, FSA Insured, 4.00%, 2/01/19 ....................     1,405,000     1,389,784

98 |Semiannual Report

Franklin Tax-Free Trust
STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT   VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
    Willmar GO, Rice Memorial Hospital Project, FSA Insured, 5.00%,
     2/01/19 ...........................................................................     $  2,000,000    $   2,138,640
     2/01/22 ...........................................................................        2,550,000        2,672,936
     2/01/25 ...........................................................................        3,000,000        3,087,030
     2/01/32 ...........................................................................        3,415,000        3,471,108
  Worthington ISD No. 518 GO, Series A, FSA Insured, 5.00%, 2/01/24 ....................        5,000,000        5,110,850
                                                                                                             --------------
  TOTAL BONDS ..........................................................................                       533,466,285
                                                                                                             --------------
  ZERO COUPON BONDS 4.3%
  Southern Minnesota Municipal Power Agency Power Supply System Revenue,
     Capital Appreciation, Refunding, Series A, MBIA Insured, 1/01/23 ..................        4,000,000        1,644,240
     Capital Appreciation, Refunding, Series A, MBIA Insured, 1/01/26 ..................        5,000,000        1,676,400
     Capital Appreciation, Refunding, Series A, MBIA Insured, 1/01/27 ..................        6,600,000        2,084,082
     Capital Appreciation, Series A, MBIA Insured, 1/01/19 .............................        5,875,000        3,092,247
     Capital Appreciation, Series A, MBIA Insured, 1/01/20 .............................       14,035,000        6,968,939
     Series A, AMBAC Insured, 1/01/18 ..................................................       15,985,000        8,961,031
                                                                                                             --------------
  TOTAL ZERO COUPON BONDS ..............................................................                        24,426,939
                                                                                                             --------------
  TOTAL LONG TERM INVESTMENTS (COST $531,724,026) ......................................                       557,893,224
                                                                                                             --------------
  SHORT TERM INVESTMENTS .9%
  BONDS
a Minneapolis GO,
     Convention Center, Weekly VRDN and Put, 1.17%, 12/01/18 ...........................        2,750,000        2,750,000
     Weekly VRDN and Put, 1.17%, 12/01/06 ..............................................          300,000          300,000

a Minneapolis State Revenue, Refunding, Weekly VRDN and Daily Put, 1.17%, 12/01/18 .....          700,000          700,000
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 1.25%, 12/01/15 ...............................................        1,100,000        1,100,000
                                                                                                             --------------
  TOTAL SHORT TERM INVESTMENTS (COST $4,850,000) .......................................                         4,850,000
                                                                                                             --------------
  TOTAL INVESTMENTS (COST $536,574,026) 99.4% ..........................................                       562,743,224
  OTHER ASSETS, LESS LIABILITIES .6% ...................................................                         3,625,349
                                                                                                             --------------
  NET ASSETS 100.0% ....................................................................                     $ 566,368,573
                                                                                                             ==============


See Glossary of Terms on page 113.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


                       Semiannual Report|See notes to financial statements. | 99

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND

                                               ------------------------------------------------------------------------------
                                               SIX MONTHS ENDED
                                                AUGUST 31, 2004                     YEAR ENDED FEBRUARY 28,
CLASS A                                           (UNAUDITED)      2004 D       2003         2002          2001        2000 D
                                               ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........      $12.81       $12.60       $12.37       $12.21        $11.52      $12.49
                                                    -------------------------------------------------------------------------
Income from investment operations:

 Net investment income a ......................         .27          .55          .57          .60           .61         .61

 Net realized and unrealized gains (losses) ...        (.28)         .20          .24          .16           .68        (.95)
                                                    -------------------------------------------------------------------------
Total from investment operations ..............        (.01)         .75          .81          .76          1.29        (.34)
                                                    -------------------------------------------------------------------------
Less distributions from:

 Net investment income ........................        (.28)        (.54)        (.58)        (.60)         (.60)       (.61)

 Net realized gains ...........................        (.01)          -- e         --           --            --        (.02)
                                                    -------------------------------------------------------------------------
Total distributions ...........................        (.29)        (.54)        (.58)        (.60)         (.60)       (.63)
                                                    -------------------------------------------------------------------------
Net asset value, end of period ................      $12.51       $12.81       $12.60       $12.37        $12.21      $11.52
                                                    =========================================================================

Total return b ................................      (.05)%        6.17%        6.77%        6.41%        11.48%     (2.80)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............    $827,207     $852,182     $822,031     $752,423      $698,853    $689,084

Ratios to average net assets:

 Expenses .....................................        .65% c       .65%         .65%         .65%          .66%        .64%

 Net investment income ........................       4.37% c      4.38%        4.64%        4.86%         5.10%       5.07%

Portfolio turnover rate .......................      13.02%       14.89%       13.40%        9.62%        16.45%       9.61%



a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Annualized.
d For the year ended February 29.
e The fund made a capital gain distribution of $.0027.

100 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

Franklin Tax-Free Trust

                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS ENDED
                                                AUGUST 31, 2004                     YEAR ENDED FEBRUARY 28,
CLASS B                                           (UNAUDITED)      2004 D         2003           2002          2001      2000 F
                                               ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......        $12.85         $12.64         $12.40         $12.23        $11.52     $11.43
                                                  -----------------------------------------------------------------------------
Income from investment operations:

 Net investment income a ..................           .24            .48            .51            .53           .55        .05

 Net realized and unrealized gains (losses)          (.29)           .21            .25            .17           .70        .09
                                                  -----------------------------------------------------------------------------
Total from investment operations ..........          (.05)           .69            .76            .70          1.25        .14
                                                  -----------------------------------------------------------------------------
Less distributions from:

 Net investment income ....................          (.24)          (.48)          (.52)          (.53)         (.54)      (.05)

 Net realized gains .......................          (.01)            -- e           --             --            --         --
                                                  -----------------------------------------------------------------------------
Total distributions .......................          (.25)          (.48)          (.52)          (.53)         (.54)      (.05)
                                                  -----------------------------------------------------------------------------
Net asset value, end of period ............        $12.55         $12.85         $12.64         $12.40        $12.23     $11.52
                                                  =============================================================================

Total return b ............................        (.33)%          5.57%          6.24%          5.89%        11.04%      1.19%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .........       $60,202        $60,869        $44,222        $16,629        $3,649        $76

Ratios to average net assets:

 Expenses .................................         1.20% c        1.20%          1.20%          1.20%         1.22%      1.20% c

 Net investment income ....................         3.82% c        3.83%          4.09%          4.31%         4.53%      5.02% c

Portfolio turnover rate ...................        13.02%         14.89%         13.40%          9.62%        16.45%      9.61%





a  Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c  Annualized.
d  For the year ended February 29.
e  The fund made a capital gain distribution of $.0027.
f  For the period February 1, 2000 (effective date) to February 29, 2000.

                       Semiannual Report|See notes to financial statements.| 101

Franklin Tax-Free Trust
FINANCIAL HIGHLIGHTS (CONTINUED)

FRANKLIN OHIO INSURED TAX-FREE INCOME FUND (CONTINUED)

                                               ----------------------------------------------------------------------------------
                                               SIX MONTHS ENDED
                                                AUGUST 31, 2004                     YEAR ENDED FEBRUARY 28,
CLASS C                                           (UNAUDITED)         2004 D         2003           2002          2001      2000 F
                                               ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ......          $12.90         $12.69         $12.45         $12.28         $11.58    $12.56
                                               ----------------------------------------------------------------------------------
Income from investment operations:

 Net investment income a ..................             .24            .48            .51            .53            .54       .54

 Net realized and unrealized
 gains (losses) ...........................            (.29)           .20            .25            .17            .69      (.96)
                                               ----------------------------------------------------------------------------------
Total from investment operations ..........            (.05)           .68            .76            .70           1.23      (.42)
                                               ----------------------------------------------------------------------------------
Less distributions from:

 Net investment income ....................            (.24)          (.47)          (.52)          (.53)          (.53)     (.54)

 Net realized gains .......................            (.01)            -- e           --             --             --      (.02)
                                               ----------------------------------------------------------------------------------
Total distributions .......................            (.25)          (.47)          (.52)          (.53)          (.53)     (.56)
                                               ----------------------------------------------------------------------------------
Net asset value, end of period ............          $12.60         $12.90         $12.69         $12.45         $12.28    $11.58
                                               ==================================================================================


Total return b ............................          (.33)%          5.53%          6.23%          5.87%         10.90%   (3.41)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .........        $101,795       $108,062        $91,189        $59,305        $42,072   $40,181

Ratios to average net assets:

 Expenses .................................           1.20% c        1.22%          1.17%          1.20%          1.22%     1.20%

 Net investment income ....................           3.82% c        3.81%          4.12%          4.31%          4.55%     4.52%

Portfolio turnover rate ...................          13.02%         14.89%         13.40%          9.62%         16.45%     9.61%





a  Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c  Annualized.
d  For the year ended February 29.
e  The fund made a capital gain distribution of $.0027.

102 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT  VALUE
------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.7%
  BONDS 98.6%
  Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement Children's
   Hospital Center, FSA Insured, 5.00%, 11/15/22 ...........................................   $5,000,000   $5,197,350
  Akron GO,
   7.50%, 9/01/05 ..........................................................................      500,000      528,525
   Improvement, FGIC Insured, 5.00%, 12/01/20 ..............................................    2,150,000    2,283,902
   Improvement, FGIC Insured, 5.00%, 12/01/21 ..............................................    2,255,000    2,379,499
   Improvement, FGIC Insured, 5.00%, 12/01/22 ..............................................    1,185,000    1,241,205
  Akron Income Tax Revenue, Community Learning Centers, Series A, FGIC Insured, 5.00%,
   12/01/22 ................................................................................    2,460,000    2,576,678
   12/01/24 ................................................................................    3,200,000    3,312,352
  Akron Sewer System Revenue, Refunding, MBIA Insured, 5.55%, 12/01/16 .....................    3,660,000    3,961,767
  Anthony Wayne Local School District GO,
   Refunding, FSA Insured, 5.00%, 12/01/24 .................................................    3,200,000    3,302,304
   School Facilities Construction and Improvement, FSA Insured, 5.65%, 12/01/21 ............    2,490,000    2,789,995
   School Facilities Construction and Improvement, FSA Insured, 5.70%, 12/01/25 ............    2,335,000    2,563,713
   School Facilities Construction and Improvement, FSA Insured, 5.125%, 12/01/30 ...........    2,535,000    2,597,184
  Archbold Area Local School District GO, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/21 .....    2,000,000    2,222,320
  Athens City School District GO, School Facilities Construction and Improvement,
  FSA Insured, 6.00%, 12/01/24 .............................................................    2,345,000    2,668,798
  Aurora City School District COP, MBIA Insured,
   6.10%, 12/01/19 .........................................................................    1,825,000    2,129,611
   6.15%, 12/01/24 .........................................................................    1,670,000    1,928,032
  Aurora City School District GO, Refunding and Improvement, FGIC Insured, Pre-Refunded,
    5.80%, 12/01/16 ........................................................................    1,075,000    1,152,153
  Austintown Local School District GO, School Improvement, FSA Insured, 5.125%, 12/01/30 ...    3,915,000    4,026,303
  Avon Lake City School District GO, FGIC Insured, 5.50%, 12/01/26 .........................    4,000,000    4,294,760
  Avon Lake Water System Revenue, Series A, AMBAC Insured, 5.75%, 10/01/26 .................    2,020,000    2,220,404
  Avon Local School District GO,
     AMBAC Insured, Pre-Refunded, 6.00%, 12/01/20 ..........................................    2,500,000    2,753,900
     School Improvement, MBIA Insured, 5.25%, 12/01/23 .....................................    1,000,000    1,071,770
     School Improvement, MBIA Insured, 5.25%, 12/01/29 .....................................    2,295,000    2,406,147
  Beavercreek Local School District GO, FGIC Insured, 5.70%, 12/01/20 ......................    8,125,000    8,812,131
  Bluffton Exempted Village School District GO, Improvement, AMBAC Insured, 5.50%,
    12/01/28 ...............................................................................    1,190,000    1,337,929
  Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%,
    9/20/36 ................................................................................    2,940,000    3,016,793
  Brookville Local School District GO, FSA Insured,
     5.25%, 12/01/22 .......................................................................    1,075,000    1,158,957
     5.00%, 12/01/31 .......................................................................    3,000,000    3,048,630
  Buckeye Local School District GO, Construction and Improvement Bonds, FGIC Insured, 5.50%,
    12/01/25 ...............................................................................      750,000      807,705
  Butler County GO,
   AMBAC Insured, 5.75%, 12/01/16 ..........................................................    1,000,000    1,086,810
   Judgment Bonds, FSA Insured, 4.75%, 12/01/26 ............................................    4,000,000    4,002,680
Central Local School District GO, Classroom Facilities, FSA Insured, 5.75%, 12/01/22 .......    1,555,000    1,752,827
Cincinnati City School District GO,
   Classroom Facilities Construction and Improvement, FSA Insured, 5.00%, 12/01/27 .........    2,500,000    2,551,775
   FSA Insured, 5.00%, 12/01/22 ............................................................    9,510,000    9,801,291

                                                          Semiannual Report| 103

Franklin Tax-Free Trust

Statement of Investments, August 31, 2004 (unaudited) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------
Long Term Investments (cont.)
BONDS (CONT.)
Cincinnati Tech College Revenue, AMBAC Insured,
 5.25%, 10/01/23 ....................................................................         $ 2,510,000         $ 2,687,557
 5.00%, 10/01/28 ....................................................................           2,715,000           2,766,476
Circleville GO, Capital Facilities Improvement, AMBAC Insured, 5.625%, 12/01/20 .....           2,035,000           2,250,161
Cleveland GO, Series 1994, MBIA Insured, Pre-Refunded, 6.70%, 11/15/18 ..............           2,000,000           2,062,380
Cleveland Municipal School District GO, FSA Insured, 5.00%, 12/01/27 ................           4,000,000           4,086,400
 Cleveland State University General Receipt Revenue, FGIC Insured,
 5.25%, 6/01/24 .....................................................................           1,000,000           1,068,340
 5.00%, 6/01/34 .....................................................................           2,000,000           2,030,700
Cleveland Waterworks Revenue,
 Refunding, Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/25 ....................           8,150,000           9,095,481
 Refunding and Improvement, Series I, FSA Insured, 5.00%, 1/01/28 ...................          11,500,000          11,638,575
 Series H, MBIA Insured, Pre-Refunded, 5.75%, 1/01/26 ...............................           1,000,000           1,074,000
 Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/22 ...............................           2,075,000           2,315,721
 Series K, FGIC Insured, Pre-Refunded, 5.00%, 1/01/23 ...............................           4,285,000           4,782,103
Clinton-Massie Local School District GO, School Improvement, MBIA Insured, 5.00%,
 12/01/25 ...........................................................................           1,185,000           1,214,732
Clyde-Green Springs Exempt Village School District GO,
Refunding and Improvement, School
Facilities Construction, MBIA Insured, 5.125%, 12/01/32 .............................           1,000,000           1,028,470
Columbus City School District GO, Linden Elementary Construction, FSA Insured, 5.00%,
12/01/28 ............................................................................             900,000             914,139
Columbus Municipal Airport Authority Revenue, Airport Improvement,
Port Columbus International,
Series B, AMBAC Insured, 5.00%, 1/01/18 .............................................           3,565,000           3,710,630
Columbus Tax Increment Financing Revenue, Easton Project,
AMBAC Insured, 5.30%, 12/01/19 ......................................................           1,500,000           1,613,355
Crawford County GO, Refunding, AMBAC Insured, 5.25%, 12/01/31 .......................           1,330,000           1,385,887
 Cuyahoga Community College District General Receipts Revenue,
 Series A, AMBAC Insured, 5.00%,
 12/01/22 ...........................................................................           1,000,000           1,047,430
 12/01/32 ...........................................................................           3,000,000           3,046,380
Cuyahoga County GO, Limited Tax, MBIA Insured, 9.375%, 10/01/04 .....................             100,000             100,619
 Cuyahoga County Hospital Revenue, University Hospitals Health System Inc.,
 AMBAC Insured,
 5.40%, 1/15/19 .....................................................................           1,500,000           1,622,310
 5.50%, 1/15/30 .....................................................................           1,760,000           1,851,802
Cuyahoga County MFHR, Rockefeller Park Project, Series A,
GNMA Secured, 5.75%, 1/20/29 ........................................................           1,000,000           1,047,630
 Cuyahoga County Utility System Revenue,
 AMBAC Insured, 5.125%, 2/15/28 .....................................................           1,000,000           1,020,680
 Medical Center Co. Project, Refunding, Series B, MBIA Insured, 6.10%, 8/15/15 ......           2,945,000           3,114,072
Dayton City School District GO, School Facilities Construction and Improvement,
 Series A, FGIC
 Insured, 5.00%, 12/01/29 ...........................................................           8,275,000           8,421,054
Deerefield Township Tax Increment Revenue, Refunding, Series B, MBIA Insured, 5.00%,
12/01/25 ............................................................................           1,000,000           1,026,430
 Defiance GO, MBIA Insured,
 6.10%, 12/01/14 ....................................................................           1,000,000           1,031,790
 6.20%, 12/01/20 ....................................................................             750,000             774,022
Delaware City School District GO, FGIC Insured, Pre-Refunded, 5.75%, 12/01/15 .......           1,640,000           1,740,614
Dover Municipal Electric System Revenue, FGIC Insured, 6.00%, 12/01/19 ..............           1,625,000           1,721,947
Dover Waterworks Systems Revenue, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/13 ......           1,100,000           1,135,321
Eastlake GO, Capital Facilities, MBIA Insured, 5.00%, 12/01/27 ......................           1,950,000           1,986,796

104 | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Eaton City School District GO, FGIC Insured, 5.00%, 12/01/25 ...............            $ 1,250,000            $ 1,286,275
  Fairfield City School District GO, FGIC Insured, Pre-Refunded, 6.00%, 12/01/20            1,000,000              1,054,610
  Fairfield County GO, FGIC Insured, 5.00%, 12/01/20 .........................              1,600,000              1,695,168
  Finneytown Local School District GO, FGIC Insured, 5.80%, 12/01/24 .........              1,980,000              2,216,214
  Franklin County Hospital Revenue,
     Children's Hospital Project, AMBAC Insured, 5.50%, 5/01/21 ..............              3,365,000              3,697,765
     Children's Hospital Project, AMBAC Insured, 5.50%, 5/01/28 ..............              4,265,000              4,532,842
     Holy Cross Health Systems, AMBAC Insured, 5.875%, 6/01/21 ...............              2,500,000              2,699,450
     Ohiohealth Corp., Refunding, Series C, MBIA Insured, 5.00%, 5/15/33 .....              5,250,000              5,286,435
  Franklin GO, MBIA Insured, 5.25%, 12/01/27 .................................              1,500,000              1,569,300
  Garfield Heights GO, Various Purpose, Refunding and Improvement,
    FGIC Insured, 5.00%,
    12/01/27 .................................................................              2,655,000              2,714,658
  Georgetown Exempted Village School District GO, Classroom Facilities,
    FSA Insured, 5.125%,
    12/01/31 .................................................................              1,000,000              1,031,700
  Grand Valley Ohio Local School District GO, Classroom Facilities Improvement,
    FGIC Insured,
    5.00%, 12/01/24 ..........................................................              1,300,000              1,341,561
  Greater Cleveland Regional Transit Authority GO, Capital Improvement,
    Series A, MBIA Insured,
    5.125%, 12/01/21 .........................................................              1,750,000              1,847,860
  Green Local School District GO, Summit County, FGIC Insured, Pre-Refunded,
     5.875%, 12/01/14 ........................................................              2,800,000              2,889,040
     5.90%, 12/01/19 .........................................................              5,150,000              5,314,079
  Greene County GO, AMBAC Insured, 5.00%, 12/01/22 ...........................              1,475,000              1,538,646
     12/01/28 ................................................................              2,620,000              2,665,850
  Greene County Sewer System Revenue, Governmental Enterprise,
     AMBAC Insured, 5.625%, 12/01/25 .........................................              1,890,000              2,059,722
     MBIA Insured, 5.25%, 12/01/25 ...........................................              5,000,000              5,212,850
  Greene County Water System Revenue,
     Governmental Enterprise, MBIA Insured, 5.25%, 12/01/21 ..................              5,400,000              5,818,662
     Series A, FGIC Insured, Pre-Refunded, 6.125%, 12/01/21 ..................              2,100,000              2,399,355
  Guernsey County GO, Refunding, FGIC Insured, 5.00%, 12/01/23 ...............              2,690,000              2,790,983
  Hamilton County Convention Facilities Authority Revenue,
     FGIC Insured, 5.00%, 12/01/24 ...........................................              2,795,000              2,897,381
     FGIC Insured, 5.00%, 12/01/28 ...........................................              5,400,000              5,508,162
     Second Lien, FGIC Insured, 5.00%, 12/01/33 ..............................              7,235,000              7,346,057
  Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital,
    Series J, FGIC
    Insured, 5.25%, 5/15/34 ..................................................              5,000,000              5,192,150
  Hamilton County Sales Tax, Series B, AMBAC Insured,
     5.25%, 12/01/32 .........................................................             19,720,000             20,418,285
     5.60%, 12/01/32 .........................................................              1,200,000              1,290,672
  Hamilton County Sewer System Revenue,
     Refunding, MBIA Insured, 5.25%, 12/01/21 ................................              1,000,000              1,070,090
     Series A, FGIC Insured, Pre-Refunded, 6.05%, 12/01/15 ...................              3,010,000              3,235,268
  Hamilton GO, One Renaissance Center, Series A, AMBAC Insured, 5.25%,
     11/01/18 ................................................................              1,010,000              1,101,425
     11/01/19 ................................................................              1,015,000              1,104,888
     11/01/20 ................................................................              1,120,000              1,212,613
     11/01/21 ................................................................              1,180,000              1,270,707

                                                         Semiannual Report | 105

Franklin Tax-Free Trust
STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Hamilton Wastewater System Revenue, Series A, FSA Insured,
     5.90%, 10/15/21 ......................................................................     $ 3,040,000     $ 3,299,646
     5.20%, 10/15/23 ......................................................................       7,275,000       7,606,522
  Heath City School District GO, School Improvement, Series A, FGIC Insured,
     5.60%, 12/01/21 ......................................................................       1,000,000       1,113,260
     5.50%, 12/01/27 ......................................................................       1,170,000       1,246,752
  Highland Local School District GO, School Improvement, FSA Insured, 5.00%,
     12/01/23 .............................................................................       3,680,000       3,803,906
     12/01/26 .............................................................................       3,675,000       3,744,016
  Hilliard School District GO,
  Refunding, FGIC Insured, 6.55%, 12/01/05 ................................................         500,000         530,485
     School Improvement, FGIC Insured, 5.75%, 12/01/28 ....................................       4,000,000       4,388,800
     School Improvement, Series A, FGIC Insured, 5.25%, 12/01/28 ..........................       3,010,000       3,144,878
a Hudson City School District COP, MBIA Insured, 5.00%, 6/01/34 ...........................       6,720,000       6,827,251
  Independence Local School District GO, FGIC Insured, 5.25%, 12/01/21 ....................       1,390,000       1,504,258
  Jackson Center Local School District Shelby County GO, Facilities
    Construction and Improvements,
    MBIA Insured, 5.00%, 12/01/28 .........................................................       1,175,000       1,195,562
  Jackson City School District GO, School Improvement, MBIA Insured, 5.25%, 12/01/27 ......       3,000,000       3,117,030
  Jackson Local School District GO, Stark and Summit Counties Local School District,
     FSA Insured, 5.50%, 12/01/20 .........................................................       4,000,000       4,440,280
     FSA Insured, 5.625%, 12/01/25 ........................................................       3,500,000       3,803,240
     MBIA Insured, 5.50%, 12/01/21 ........................................................       3,060,000       3,334,574
  Jefferson Local School District Madison County School Construction GO,
    FGIC Insured, 5.00%,
    12/01/25 ..............................................................................       1,200,000       1,237,788
  Jonathan Alder Local School District GO, School Facilities Construction and Improvement,
    MBIA Insured,
     4.75%, 12/01/22 ......................................................................       1,105,000       1,129,896
     5.00%, 12/01/27 ......................................................................       6,195,000       6,311,900
     5.00%, 12/01/30 ......................................................................       3,320,000       3,371,294
  Kenston Local School District GO, School Improvement, MBIA Insured, 5.00%,
     12/01/24 .............................................................................       2,380,000       2,459,873
     12/01/25 .............................................................................       2,500,000       2,569,350
  Kettering City School District GO, School Improvements, FSA Insured, 5.00%,
     12/01/28 .............................................................................       2,970,000       3,029,489
     12/01/31 .............................................................................       2,595,000       2,638,881
  Keystone Local School District Lorain County GO, School Improvement, FSA Insured, 5.00%,
     12/01/30 .............................................................................       6,170,000       6,255,084
  Lake County Hospital Facilities Revenue, Lake Hospital System Inc., AMBAC Insured, 5.00%,
     8/15/23 ..............................................................................       1,500,000       1,538,730
  Lake Ohio Local School District GO, MBIA Insured,
     5.30%, 12/01/21 ......................................................................       1,575,000       1,707,158
     5.375%, 12/01/25 .....................................................................       1,900,000       2,025,438
  Lakewood City School District GO, School Improvement, FSA Insured, 5.125%, 12/01/31 .....      21,900,000      22,594,230
  Lakota Local District GO, AMBAC Insured, Pre-Refunded, 6.125%, 12/01/17 .................       3,200,000       3,379,648
  Lebanon City School District GO, FSA Insured, 5.00%, 12/01/29 ...........................       6,250,000       6,344,375
  Licking County Joint Vocational School District GO, School Facilities Construction and
    Improvement, MBIA Insured,
     5.00%, 12/01/21 ......................................................................       2,200,000       2,310,484
     4.75%, 12/01/23 ......................................................................       2,230,000       2,267,910

106 |Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Licking Heights Local School District GO, School Facilities Construction and Improvements,
    Series A, FGIC Insured, 5.625%, 12/01/28 ..................................................     $4,000,000        $4,319,080
  Logan Hocking Local School District GO, Construction and Improvement, MBIA Insured, 5.00%,
     12/01/22 .................................................................................      1,200,000         1,246,440
     12/01/29 .................................................................................      1,000,000         1,015,100
  London City School District GO, School Facilities Construction and Improvement, FGIC Insured,
    5.00%,
     12/01/22 .................................................................................        700,000           727,090
     12/01/29 .................................................................................      1,500,000         1,522,650
  Lorain County GO, Sewer System Improvement, MBIA Insured, 5.00%, 12/01/19 ...................      1,640,000         1,743,451
  Lorain County Health Facilities Revenue, Catholic Healthcare Partners, Series A,
    AMBAC Insured, 5.50%, 9/01/29 .............................................................      6,250,000         6,636,875
  Lorain GO, Urban Renewal, MBIA Insured, 5.70%, 12/01/28 .....................................      1,050,000         1,147,702
  Louisville City School District GO, FGIC Insured, 5.00%, 12/01/24 ...........................      3,500,000         3,600,380
  Loveland City School District GO, Refunding, Series A, MBIA Insured, 5.00%, 12/01/24 ........      4,000,000         4,090,080
  Lucas County GO, 8.00%,
     12/01/06 .................................................................................        120,000           135,493
     12/01/08 .................................................................................        110,000           133,274
     12/01/09 .................................................................................        120,000           149,105
     12/01/10 .................................................................................        220,000           279,325
  Lucas County Hospital Revenue, Promedica Healthcare Obligation Group,
     MBIA Insured, 5.75%, 11/15/14 ............................................................        300,000           326,751
     Refunding, AMBAC Insured, 5.375%, 11/15/29 ...............................................        750,000           778,950
     Refunding, MBIA Insured, ETM, 5.75%, 11/15/14 ............................................      4,460,000         4,765,911
  Mad River Local School District GO, Classroom Facilities,
    FGIC Insured, 5.125%, 12/01/24 ............................................................      4,180,000         4,363,836
  Madison Local School District Butler County GO,
     MBIA Insured, 5.75%, 12/01/26 ............................................................      1,000,000         1,098,070
     School Improvement, FGIC Insured, 5.60%, 12/01/26 ........................................      1,120,000         1,213,901
  Mahoning County Hospital Facilities Revenue, Western Reserve Care,
    MBIA Insured, ETM, 5.50%,
    10/15/25 ..................................................................................      4,750,000         4,945,415
  Mahoning County Sewer System Revenue, AMBAC Insured, 5.375%, 12/01/18 .......................      1,905,000         2,073,135
  Marietta Water Revenue, AMBAC Insured, Pre-Refunded, 5.95%, 12/01/21 ........................      3,875,000         4,264,282
  Marion County City School District GO, School Facilities Construction
    and Improvement Project,
    FSA Insured,
     5.55%, 12/01/20 ..........................................................................      1,000,000         1,115,530
     5.625%, 12/01/22 .........................................................................      1,100,000         1,218,646
  Marion County GO, AMBAC Insured, 5.05%, 12/01/31 ............................................      1,500,000         1,527,225
  Marysville Exempted Village School District GO,
     FSA Insured, 5.30%, 12/01/21 .............................................................      2,000,000         2,149,860
     FSA Insured, 5.35%, 12/01/25 .............................................................      2,010,000         2,119,565
     FSA Insured, 5.375%, 12/01/29 ............................................................      2,465,000         2,581,373
     Refunding, MBIA Insured, 5.00%, 12/01/29 .................................................      1,000,000         1,016,820
     School Improvement, AMBAC Insured, Pre-Refunded, 6.00%, 12/01/29 .........................      2,890,000         3,416,905
  Mason City School District GO,
     Refunding, MBIA Insured, 5.00%, 12/01/20 .................................................      5,495,000         5,780,795
     School Improvement, FSA Insured, 5.00%, 12/01/31 .........................................      5,000,000         5,084,550

                                                          Semiannual Report| 107

Franklin Tax-Free Trust
STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                      PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Mason Sewer Systems Revenue, FGIC Insured, Pre-Refunded, 6.00%, 12/01/19 ....................        $1,935,000        $1,977,822
Maumee City School District GO, School Facilities Construction and Improvements, FSA Insured,
  5.00%, 12/01/27 ...........................................................................         3,610,000         3,684,763
Maumee Hospital Revenue, St. Luke's Hospital Project, Refunding, AMBAC Insured, 5.80%,
  12/01/14 ..................................................................................         2,755,000         2,842,113
Medina GO, 5.00%, 12/01/22 ..................................................................         1,100,000         1,154,461
Miami University General Receipts Revenue, Refunding, AMBAC Insured, 5.00%, 12/01/22 ........         1,675,000         1,754,445
Middletown City School District GO, FGIC Insured, 5.00%, 12/01/31 ...........................         5,475,000         5,563,750
Milford Exempted Village School District GO, School Improvement, FSA Insured,
   5.00%, 12/01/22 ..........................................................................         2,000,000         2,077,400
   5.125%, 12/01/30 .........................................................................         7,325,000         7,504,682
Minerva Local School District GO, Classroom Facilities, MBIA Insured, 5.30%, 12/01/29 .......         1,300,000         1,361,763
Minster School District School Facilities and Construction GO, FSA Insured,
   5.70%, 12/01/23 ..........................................................................         3,190,000         3,543,484
   5.75%, 12/01/27 ..........................................................................         3,260,000         3,590,140
Monroe Local School District GO, AMBAC Insured, 5.00%, 12/01/23 .............................         1,000,000         1,037,540
Montgomery County Revenue, Sisters of Charity Health Care, Series A, MBIA Insured, 6.625%,
  5/15/21 ...................................................................................           450,000           451,453
Morley Library District GO, Lake County District Library, Library Improvement, AMBAC Insured,
  4.75%, 12/01/21 ...........................................................................         1,000,000         1,029,500
New Albany Community Authority Community Facilities Revenue, Refunding, Series B,
  AMBAC Insured,
   5.125%, 10/01/21 .........................................................................         3,000,000         3,174,420
   5.20%, 10/01/24 ..........................................................................         5,000,000         5,261,800
New Lexington HDC, Mortgage Revenue, Lincoln Park, Refunding, Series A, MBIA Insured, 5.85%,
  1/01/21 ...................................................................................           910,000           939,766
Nordonia Hills Local School District GO, School Improvement,
  AMBAC Insured, 5.45%, 12/01/25 ............................................................         3,035,000         3,254,309
Oak Hills Local School District GO, MBIA Insured, 5.45%, 12/01/21 ...........................         5,000,000         5,479,850
Ohio Capital Corp. HMR,
   Refunding, Series G, MBIA Insured, 6.35%, 7/01/22 ........................................         2,000,000         2,063,480
   Refunding, Series H, MBIA Insured, 6.90%, 7/01/24 ........................................         1,450,000         1,454,495
     Westview Apartments, Refunding, Series A, MBIA Insured, 6.125%, 1/01/15                          1,565,000         1,604,501
     Westview Apartments, Refunding, Series A, MBIA Insured, 6.25%, 1/01/23                           2,565,000         2,627,073
  Ohio Center Local Government Capital Asset Financing Program Fractionalized Institute GO,
    FSA Insured,
     4.875%, 12/01/18 .......................................................................         1,255,000         1,338,094
     5.25%, 12/01/23 ........................................................................         1,410,000         1,520,121
  Ohio HFA,
     MFHR, Wind River Apartment Project, Series A, GNMA Secured, 5.65%, 5/01/32 .............         2,035,000         2,099,041
     RMR, Series C, GNMA Secured, 5.75%, 9/01/30 ............................................         4,525,000         4,637,446
  Ohio Municipal Electric Generation Agency Revenue, Joint Venture 5, CBI, Refunding, AMBAC
    Insured, 5.00%, 2/15/23 .................................................................         3,000,000         3,114,360
  Ohio State Air Quality Development Authority Revenue,
     Cincinnati Gas and Electric, Refunding, Series B, MBIA Insured, 5.45%, 1/01/24 .........         3,500,000         3,580,010
     Columbus and Southern Power, Series A, FGIC Insured, 6.375%, 12/01/20 ..................         4,000,000         4,040,000
     JMG Funding LP Project, AMBAC Insured, 5.625%, 10/01/22 ................................         6,875,000         7,195,581
     JMG Funding LP Project, Refunding, AMBAC Insured, 6.375%, 1/01/29 ......................         1,230,000         1,259,299
     JMG Funding LP Project, Refunding, AMBAC Insured, 6.375%, 4/01/29 ......................        15,245,000        15,608,136

108 |Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Ohio State Air Quality Development Authority Revenue, (cont.)
   Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26 .......................   $ 9,075,000     $ 9,310,859
   PCR, Ohio Edison, Refunding, Series B, AMBAC Insured, 5.625%, 11/15/29 ...................     5,400,000       5,501,574
Ohio State Building Authority Revenue,
   Adult Correctional Facilities, Series A, AMBAC Insured,
   Pre-Refunded, 5.60%, 4/01/16 .............................................................     2,000,000       2,201,640
   Adult Correctional Facilities, Series A, MBIA Insured,
    Pre-Refunded, 6.125%, 10/01/13 ..........................................................     5,000,000       5,119,750
   State Facilities, Administration Building Fund Project, Refunding, Series A, FSA Insured,
    5.00%, 4/01/22 ..........................................................................     3,100,000       3,224,713
Ohio State Department of Transportation COP, Panhandle Rail Line Project, FSA Insured, 6.50%,
  4/15/12 ...................................................................................       945,000         948,194
Ohio State Education Loan Revenue, Series A-1, AMBAC Insured, 5.85%, 12/01/19 ...............     3,030,000       3,166,229
Ohio State GO, Common Schools, Series B, 4.625%, 9/15/22 ....................................     5,000,000       5,081,000
Ohio State Higher Educational Facility Commission Revenue,
   FGIC Insured, 5.00%, 5/01/23 .............................................................     8,460,000       8,790,871
   Higher Educational Facility Oberlin College, AMBAC Insured, 5.00%, 10/01/26 ..............     8,000,000       8,108,400
   University Dayton Project, FGIC Insured, 5.80%, 12/01/14 .................................     1,300,000       1,340,040
   Xavier University Higher Educational Facility, MBIA Insured, 5.375%, 5/15/22 .............     3,500,000       3,812,445
Ohio State Turnpike Commission Turnpike Revenue, AMBAC Insured, 5.25%, 2/15/31 ..............    16,425,000      16,986,899
Ohio State University General Receipts Athens Revenue, FSA Insured, 5.00%, 12/01/24 .........     3,025,000       3,104,709
Ohio State University General Receipts Revenue,
   MBIA Insured, 5.00%, 12/01/24 ............................................................     2,155,000       2,225,361
   Series A, 5.125%, 12/01/31 ...............................................................     2,500,000       2,570,025
Ohio State Water Development Authority PCR, Facilities Revenue,
   Pennsylvania Power Co. Project, Refunding, AMBAC Insured, 6.15%, 8/01/23 .................     3,420,000       3,501,225
   Water Control Loan Fund, Water Quality Series, MBIA Insured, 5.125%, 6/01/19 .............     5,000,000       5,261,650
Ohio State Water Development Authority Revenue,
   Dayton Power, Refunding, Series A, AMBAC Insured, 6.40%, 8/15/27 .........................     5,000,000       5,014,850
   Drinking Water Fund, Leverage, Refunding, 5.00%, 6/01/23 .................................     2,255,000       2,352,303
   Fresh Water Service, AMBAC Insured, Pre-Refunded, 5.90%, 12/01/21 ........................     8,750,000       9,216,987
   Pure Water, Refunding and Improvement, AMBAC Insured, 5.50%, 12/01/11 ....................       270,000         272,832
   Pure Water, Refunding and Improvement, AMBAC Insured, 5.50%, 12/01/18 ....................     1,385,000       1,399,529
   Pure Water, Series I, AMBAC Insured, ETM, 7.00%, 12/01/09 ................................     2,000,000       2,259,200
Olentangy Local School District GO,
   BIG Insured, 7.75%, 12/01/08 .............................................................       375,000         454,298
   BIG Insured, 7.75%, 12/01/09 .............................................................       375,000         463,691
   BIG Insured, 7.75%, 12/01/10 .............................................................       375,000         473,036
   FSA Insured, 5.00%, 12/01/25 .............................................................     1,835,000       1,881,040
   FSA Insured, 5.00%, 12/01/30 .............................................................     4,000,000       4,058,680
   School Facilities Construction and Improvement, FSA Insured, 5.625%, 12/01/27 ............     4,500,000       4,861,530
   School Facilities Construction and Improvement, Series A, FGIC Insured,
    5.25%, 12/01/32 .........................................................................    11,200,000      11,729,872
Olmsted Falls Local School District GO, FGIC Insured, Pre-Refunded, 5.85%, 12/15/17 .........     1,500,000       1,550,415
Orrville Water Systems Improvement Revenue, MBIA Insured, Pre-Refunded, 6.125%,
  12/01/18 ..................................................................................     1,150,000       1,187,272
Ottawa and Glandorf Local School District GO,
  School Facilities Construction and Improvement,
  MBIA Insured, 5.25%, 12/01/23 .............................................................     2,175,000       2,324,792
Perrysburg Exempted Village School District GO,
  Series B, FSA Insured, 5.00%, 12/01/25 ....................................................     5,000,000       5,090,850
Pickerington Local School District GO,
   AMBAC Insured, 5.00%, 12/01/25 ...........................................................     7,000,000       7,127,190
   School Facilities Construction and Improvement, FGIC Insured, 5.00%, 12/01/28 ............     3,000,000       3,047,130

                                                          Semiannual Report| 109


Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                                 PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
Plain Local School District GO, FGIC Insured,
   6.00%, 12/01/25 .......................................................................   $   800,000   $   905,824
   Pre-Refunded, 6.00%, 12/01/25 .........................................................     3,700,000     4,365,593
Princeton City School District GO, MBIA Insured, 5.00%,
   12/01/25 ..............................................................................     1,700,000     1,749,334
   12/01/26 ..............................................................................     2,725,000     2,787,593
   12/01/30 ..............................................................................     1,330,000     1,347,596
Puerto Rico Commonwealth GO,
   MBIA Insured, Pre-Refunded, 5.75%, 7/01/24 ............................................     2,000,000     2,102,680
   Public Improvement, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ..............    10,000,000    11,266,800
Puerto Rico PBA Revenue, Government Facilities, Series A, AMBAC Insured,
  Pre-Refunded, 5.50%,
  7/01/21 ................................................................................     4,000,000     4,197,160
Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%, 7/01/21 ...............    11,000,000    11,034,320
Ridgewood Local School District GO, School Facilities Improvement, FSA Insured, 6.00%,
  12/01/24 ...............................................................................     1,730,000     1,977,217
Rittman Exempted Village School District GO, School Improvement, FSA Insured, 5.125%,
  12/01/31 ...............................................................................     1,000,000     1,025,290
Riverside Local School District GO, School Facilities Construction and Improvement, MBIA
  Insured, 5.75%, 12/01/22 ...............................................................     1,000,000     1,129,610
Rural Lorain County Water Authority Water Resource Revenue, AMBAC Insured, 5.875%,
  10/01/24 ...............................................................................     3,100,000     3,488,802
Salem GO, AMBAC Insured, 6.50%, 12/01/06 .................................................     1,200,000     1,269,828
Shaker Heights GO, Urban Renewal, Refunding, AMBAC Insured,
   5.00%, 12/01/21 .......................................................................     1,225,000     1,292,632
   5.25%, 12/01/26 .......................................................................       725,000       763,461
Sidney City School District GO, School Improvement,
   FGIC Insured, 5.125%, 12/01/28 ........................................................     1,425,000     1,466,881
   Refunding, Series B, FGIC Insured, 5.25%, 12/01/23 ....................................     1,780,000     1,896,216
   Refunding, Series B, FGIC Insured, 5.25%, 12/01/28 ....................................     1,000,000     1,044,810
South Range Local School District GO, MBIA Insured, 6.15%, 12/01/18 ......................       415,000       424,147
South-Western City School District of Ohio Franklin and Pickway Counties GO, FGIC Insured,
  ETM, 7.875%,
   12/01/04 ..............................................................................       550,000       559,196
   12/01/06 ..............................................................................       600,000       679,800
   12/01/07 ..............................................................................       600,000       706,026
Southwest Regional Water District Revenue, MBIA Insured, Pre-Refunded, 6.00%,
   12/01/15 ..............................................................................     1,000,000     1,064,420
   12/01/20 ..............................................................................       700,000       745,094
St. Henry Local Consolidated School District GO, MBIA Insured, 5.75%, 12/01/22 ...........     1,515,000     1,711,359
St. Mary's Electric System Mortgage Revenue, AMBAC Insured, 6.65%, 12/01/11 ..............       600,000       602,106
St. Mary's Waterworks Revenue, AMBAC Insured, 6.65%, 12/01/11 ............................       750,000       752,633
Steubenville City School District GO, School Facilities and Implementation,
  MBIA Insured, 5.60%,
  12/01/22 ...............................................................................     1,500,000     1,659,720
Streetsboro City School District GO, School Improvement, MBIA Insured, 5.00%, 12/01/25 ...     2,500,000     2,559,300
Struthers City School District GO, Refunding, AMBAC Insured, 5.50%, 12/01/22 .............     1,950,000     2,141,178
Summit County GO, Sanitary Sewer System Improvement, FGIC Insured, Pre-Refunded, 5.25%,
  12/01/21 ...............................................................................     4,505,000     5,146,062
Swanton Local School District GO, School Improvement, FGIC Insured, 5.25%, 12/01/25 ......     1,895,000     1,997,197

110 |Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT  VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
Sycamore Community City School District COP, Blue Ash Elementary School Project, AMBAC
    Insured, 5.125%, 12/01/25 ...........................................................   $1,000,000   $1,037,580
Sylvania City School District GO,
   FGIC Insured, Pre-Refunded, 5.75%, 12/01/22 ..........................................    1,500,000    1,592,025
   Refunding, FGIC Insured, 5.00%, 12/01/22 .............................................    1,550,000    1,616,883
   Various Purpose, FGIC Insured, 5.30%, 12/01/20 .......................................    2,225,000    2,417,529
Toledo City School District GO, School Facilities Improvement,
   FSA Insured, 5.00%, 12/01/23 .........................................................    1,500,000    1,561,875
   Series B, FGIC Insured, 5.00%, 12/01/27 ..............................................    1,925,000    1,957,648
Toledo GO, Limited Tax,
   7.375%, 12/01/04 .....................................................................      650,000      659,341
   7.375%, 12/01/05 .....................................................................      650,000      694,792
   7.375%, 12/01/06 .....................................................................      625,000      695,713
   AMBAC Insured, Pre-Refunded, 5.95%, 12/01/15 .........................................    3,715,000    3,988,461
   AMBAC Insured, Pre-Refunded, 6.00%, 12/01/16 .........................................    1,000,000    1,111,160
Toledo Sewer System Revenue, AMBAC Insured, 5.00%,
   11/15/22 .............................................................................    1,000,000    1,047,240
   11/15/23 .............................................................................    1,000,000    1,041,090
Trenton Water System Revenue, Improvement, FSA Insured, 5.125%, 12/01/34 ................    2,000,000    2,060,140
Tri-Valley Local School District GO, FGIC Insured, 5.25%, 12/01/29 ......................    8,530,000    8,887,151
Trotwood-Madison City School District GO, School Improvement, FGIC Insured, 5.375%,
  12/01/22 ..............................................................................    1,685,000    1,831,443
Trumbull County GO, Refunding, MBIA Insured, 5.20%, 12/01/20 ............................    1,475,000    1,594,800
Twinsburg GO,
   Golf Course, Refunding, FGIC Insured, 5.00%, 12/01/21 ................................    1,000,000    1,045,010
   Park Land and Conservation, FGIC Insured, 5.00%, 12/01/21 ............................    1,000,000    1,045,010
University of Akron General Receipts Revenue, FGIC Insured, Pre-Refunded,
   5.70%, 1/01/24 .......................................................................    7,050,000    8,123,433
   5.75%, 1/01/29 .......................................................................    1,500,000    1,732,080
University of Cincinnati COP, Jefferson Avenue Residence Hall, MBIA Insured, 5.125%,
  6/01/28 ...............................................................................    7,400,000    7,571,976
University of Cincinnati General Receipts Revenue,
   AMBAC Insured, 5.00%, 6/01/31 ........................................................    1,350,000    1,369,940
   Series A, AMBAC Insured, 5.00%, 6/01/22 ..............................................    1,610,000    1,689,679
   Series A, AMBAC Insured, 5.00%, 6/01/23 ..............................................    1,845,000    1,924,409
   Series A, AMBAC Insured, 5.00%, 6/01/24 ..............................................    1,940,000    2,011,062
   Series AD, MBIA Insured, 5.125%, 6/01/20 .............................................    1,500,000    1,548,090
   Series W, MBIA Insured, 5.85%, 6/01/16 ...............................................    1,630,000    1,751,565
University of Puerto Rico Revenues, Series M, MBIA Insured, 5.25%, 6/01/25 ..............    6,000,000    6,246,060
Upper Arlington County School District GO, MBIA Insured, 5.25%, 12/01/22 ................    5,000,000    5,158,700
Upper Scioto Valley Local School District GO, School Facilities
  Construction and Improvement,
  FGIC Insured, 5.25%, 12/01/25 .........................................................    1,160,000    1,219,369
Van Wert City School District GO, School Improvement, FGIC Insured, 5.00%,
   12/01/27 .............................................................................    4,805,000    4,895,670
   12/01/30 .............................................................................    2,500,000    2,538,625
Wadsworth City School District GO, FGIC Insured, 5.75%, 12/01/22 ........................    1,200,000    1,351,836
Warren City School District GO, School Improvement, FGIC Insured, 5.00%, 12/01/28 .......    3,000,000    3,060,090

                                                          Semiannual Report| 111

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
FRANKLIN OHIO INSURED TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT   VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
  Warrensville Heights City School District GO, School Improvement, FGIC Insured,
     5.625%, 12/01/20 ............................................................     $3,500,000   $  3,948,210
     5.75%, 12/01/24 .............................................................      2,750,000      3,067,158
  Waterville GO, Refunding, MBIA Insured, 5.05%, 12/01/26 ........................      1,085,000      1,111,376
  Wausen Exempted Village School District GO, Refunding and School Improvements,
    MBIA Insured,
    5.50%, 12/01/17 ..............................................................      1,800,000      1,959,606
  Wayne Local School District GO, Warren County, AMBAC Insured, Pre-Refunded, 6.10%,
    12/01/24 .....................................................................      1,800,000      1,986,732
  West Chester Township GO, AMBAC Insured, 5.00%, 12/01/25 .......................      1,500,000      1,535,580
  West Muskingum Local School District School Facilities GO, FGIC Insured,
    5.00%, 12/01/24 ..............................................................      2,750,000      2,846,553
  Westfall Local School District GO, School Facilities Construction Improvement,
    FGIC Insured,
    6.00%, 12/01/22 ..............................................................      2,850,000      3,268,779
  Wilmington Water Revenue, First Mortgage System, AMBAC Insured,
     6.00%, 6/15/21 ..............................................................      2,510,000      2,709,620
     5.25%, 6/15/29 ..............................................................      3,320,000      3,421,858
  Woodmore Local School District GO, Refunding, AMBAC Insured, 5.65%, 12/01/08 ...        500,000        510,360
  Youngstown State University General Receipts Revenue, AMBAC Insured,
    Pre-Refunded, 6.00%,
    12/15/16 .....................................................................      2,250,000      2,326,568
  Zanesville City School District GO, School Improvement, MBIA Insured,
     4.75%, 12/01/22 .............................................................      5,500,000      5,647,895
     4.75%, 12/01/26 .............................................................      3,250,000      3,265,503
     5.05%, 12/01/29 .............................................................      3,500,000      3,584,140
                                                                                                    -------------
  TOTAL BONDS ....................................................................                   974,735,147
                                                                                                    -------------
  ZERO COUPON BONDS .1%
  Marysville Exempted Village School District GO, Capital Appreciation,
  Refunding, MBIA Insured,
     12/01/20 ....................................................................      1,000,000        485,340
     12/01/21 ....................................................................      1,000,000        456,460
                                                                                                    -------------
  TOTAL ZERO COUPON BONDS                                                                                941,800
                                                                                                    -------------
  TOTAL LONG TERM INVESTMENTS (COST $923,467,369)                                                    975,676,947
                                                                                                    -------------
  SHORT TERM INVESTMENTS 1.0%
  BONDS
b Cuyahoga County Hospital Revenue, University Hospitals of Cleveland,
  Daily VRDN and Put,
    1.26%, 1/01/16 ...............................................................      4,310,000      4,310,000
b Ohio State Air Quality Development Authority Revenue, PCR, Ohio Edison,
    Series C, Daily VRDN
    and Put, 1.36%, 6/01/23 ......................................................      3,900,000      3,900,000
b Puerto Rico Commonwealth Government Development Bank Revenue,
    Refunding, MBIA Insured,
    Weekly VRDN and Put, 1.25%, 12/01/15 .........................................      2,000,000      2,000,000
                                                                                                    -------------
  TOTAL SHORT TERM INVESTMENTS (COST $10,210,000) ................................                    10,210,000
                                                                                                    -------------
  TOTAL INVESTMENTS (COST $933,677,369) 99.7% ....................................                   985,886,947
  OTHER ASSETS, LESS LIABILITIES .3% .............................................                     3,316,624
                                                                                                    -------------
  NET ASSETS 100.0% ..............................................................                   989,203,571
                                                                                                    =============


See glossary of terms on page 113.

a See Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

112 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

GLOSSARY OF TERMS

AD        - Assessment District
AMBAC     - American Municipal Bond Assurance Corp.
BART      - Bay Area Rapid Transit
BIG       - Bond Investors Guaranty Insurance Co.
            (acquired by MBIA in 1989 and no longer does business
            under this name).
CBI       - Certificate of Beneficial Interest
CDA       - Community Development Authority/Agency
CDD       - Community Development District
COP       - Certificate of Participation
EDA       - Economic Development Authority
EDC       - Economic Development Corp.
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FSA       - Financial Security Assistance
GNMA      - Government National Mortgage Association
GO        - General Obligation
HDA       - Housing Development Authority/Agency
HDC       - Housing Development Corp.
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority/Agency Revenue
HFC       - Housing Finance Corp.
HMR       - Home Mortgage Revenue
ID        - Improvement District
IDA       - Industrial Development Authority/Agency
IDAR      - Industrial Development Authority/Agency Revenue
IDR       - Industrial Development Revenue
ISD       - Independent School District
LP        - Limited Partnership
MBIA      - Municipal Bond Investors Assurance Corp.
MFH       - Multi-Family Housing
MFHR      - Multi-Family Housing Revenue
MFMR      - Multi-Family Mortgage Revenue
MFR       - Multi-Family Revenue
MTA       - Metropolitan Transit Authority
PBA       - Public Building Authority
PCR       - Pollution Control Revenue
PFAR      - Public Financing Authority Revenue
PUD       - Public Utility District
RDA       - Redevelopment Agency/Authority
RDAR      - Redevelopment Agency Revenue
RMR       - Residential Mortgage Revenue
SFHR      - Single Family Housing Revenue
SFM       - Single Family Mortgage
SFMR      - Single Family Mortgage Revenue
USD       - Unified/Union School District
XLCA      - XL Capital Assurance

                    Semiannual Report | See notes to financial statements. | 113

Franklin Tax-Free Trust
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2004 (unaudited)

                                                          --------------------------------------------------------------------------
                                                                FRANKLIN                              FRANKLIN         FRANKLIN
                                                                FLORIDA            FRANKLIN         MASSACHUSETTS      MICHIGAN
                                                           INSURED TAX-FREE    INSURED TAX-FREE   INSURED TAX-FREE  INSURED TAX-FREE
                                                              INCOME FUND         INCOME FUND        INCOME FUND      INCOME FUND
                                                          --------------------------------------------------------------------------

Assets:
 Investments in securities:
  Cost ..................................................     $132,193,779     $1,716,887,585       $419,250,889     $1,247,829,839
                                                              =====================================================================
  Value .................................................      141,538,938      1,825,902,891        447,753,745      1,331,623,257
 Cash ...................................................          126,650             11,191             70,391          1,747,706
 Receivables:
  Capital shares sold ...................................          167,156          1,549,405          1,720,458            960,456
  Interest ..............................................        1,984,328         20,781,506          5,235,096         18,316,884
                                                              ---------------------------------------------------------------------
      Total assets ......................................      143,817,072      1,848,244,993        454,779,690      1,352,648,303
                                                              ---------------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased .......................             --            5,081,467               --                 --
  Capital shares redeemed ...............................          461,836          3,411,828            537,759          2,659,798
  Affiliates ............................................           84,795          1,025,720            263,658            765,258
 Distributions to shareholders ..........................          210,655          2,774,910            666,830          2,041,359
 Other liabilities ......................................           16,467            140,675             33,631             88,274
                                                              ---------------------------------------------------------------------
      Total liabilities .................................          773,753         12,434,600          1,501,878          5,554,689
                                                              ---------------------------------------------------------------------
        Net assets, at value ............................     $143,043,319     $1,835,810,393       $453,277,812     $1,347,093,614
                                                              =====================================================================
Net assets consist of:
 Undistributed net investment income (distributions in
 excess of net investment income) .......................          $32,560        $(2,331,759)         $(436,445)       $(1,028,947)
 Net unrealized appreciation (depreciation) .............        9,345,159        109,015,306         28,502,856         83,793,418
 Accumulated net realized gain (loss) ...................       (1,579,959)        (2,212,103)        (1,665,323)        (1,606,150)
 Capital shares .........................................      135,245,559      1,731,338,949        426,876,724      1,265,935,293
                                                              ---------------------------------------------------------------------
        Net assets, at value ............................     $143,043,319     $1,835,810,393       $453,277,812     $1,347,093,614
                                                              =====================================================================

114 |See notes to financial statements.|Semiannual Report

Franklin Tax-Free Trust
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2004 (unaudited)

                                                 -----------------------------------------------------------------------------
                                                    FRANKLIN                                 FRANKLIN             FRANKLIN
                                                     FLORIDA           FRANKLIN            MASSACHUSETTS          MICHIGAN
                                                INSURED TAX-FREE   INSURED TAX-FREE      INSURED TAX-FREE     INSURED TAX-FREE
                                                   INCOME FUND        INCOME FUND           INCOME FUND          INCOME FUND
                                                 ------------------------------------------------------------------------------
CLASS A:
 Net assets, at value .....................      $143,043,319       $1,596,643,449         $405,841,433        $1,185,260,497
                                                 =============================================================================
 Shares outstanding .......................        13,373,137          129,643,041           34,154,053            96,570,212
                                                 =============================================================================
 Net asset value per share a ..............            $10.70               $12.32               $11.88                $12.27
                                                 =============================================================================
 Maximum offering price per share
 (net asset value
 per share [DIVIDE] 95.75%) ...............            $11.17               $12.87               $12.41                $12.81
                                                 =============================================================================
CLASS B:
 Net assets, at value .....................              --           $102,237,114                 --             $54,952,117
                                                 =============================================================================
 Shares outstanding .......................              --              8,265,379                 --               4,457,214
                                                 =============================================================================
 Net asset value and maximum offering price
 per share a ..............................              --                 $12.37                 --                  $12.33
                                                 =============================================================================
CLASS C:
 Net assets, at value .....................              --           $136,929,830          $47,436,379          $106,881,000
                                                 =============================================================================
 Shares outstanding .......................              --             11,028,877            3,965,069             8,630,906
                                                 =============================================================================
 Net asset value and maximum offering price
 per share a ..............................              --                 $12.42               $11.96                $12.38
                                                 =============================================================================


a Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

                      Semiannual Report|See notes to financial statements. | 115

Franklin Tax-Free Trust
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2004 (unaudited)

                                             -----------------------------------
                                                  FRANKLIN          FRANKLIN
                                                  MINNESOTA           OHIO
                                              INSURED TAX-FREE  INSURED TAX-FREE
                                                 INCOME FUND       INCOME FUND
                                             -----------------------------------
Assets:
 Investments in securities:
  Cost ......................................   $  536,574,026    $ 933,677,369
                                               =================================
  Value .....................................      562,743,224      985,886,947
 Cash .......................................           14,468           41,584
 Receivables:
  Capital shares sold .......................          892,267        1,048,161
  Interest ..................................        4,712,703       12,831,385
                                               ---------------------------------
      Total assets ..........................      568,362,662      999,808,077
                                               ---------------------------------
Liabilities:
 Payables:

  Investment securities purchased ...........               --        6,771,005
  Capital shares redeemed ...................          769,412        1,745,346
  Affiliates ................................          323,982          585,387
 Distributions to shareholders ..............          826,319        1,433,142
 Other liabilities ..........................           74,376           69,626
                                               ---------------------------------
      Total liabilities .....................        1,994,089       10,604,506
                                               ---------------------------------
        Net assets, at value ................   $  566,368,573    $ 989,203,571
                                               =================================
Net assets consist of:
 Distributions in excess of net
 investment income ..........................   $     (530,948)   $    (489,330)
 Net unrealized appreciation (depreciation) .       26,169,198       52,209,578
 Accumulated net realized gain (loss) .......       (2,406,893)      (2,248,095)
 Capital shares .............................      543,137,216      939,731,418
                                               ---------------------------------
        Net assets, at value ................   $  566,368,573    $ 989,203,571
                                               =================================

116 |See notes to financial statements.|Semiannual Report

Franklin Tax-Free Trust
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2004 (unaudited)

                                    ------------------------------------
                                         FRANKLIN             FRANKLIN
                                         MINNESOTA              OHIO
                                     INSURED TAX-FREE     INSURED TAX-FREE
                                        INCOME FUND          INCOME FUND
                                    ------------------------------------
CLASS A:

 Net assets, at value .............  $  509,810,455        $  827,206,724
                                    =====================================
 Shares outstanding ...............      41,996,545            66,141,668
                                    =====================================
 Net asset value per share a ......          $12.14                $12.51
                                    =====================================
 Maximum offering price per share
(net asset value per share
[DIVIDE] 95.75%) ..................          $12.68                $13.07
                                    =====================================

CLASS B:
 Net assets, at value .............              --        $   60,202,277
                                    =====================================
 Shares outstanding ...............              --             4,796,253
                                    =====================================
 Net asset value and maximum
 offering price per share a .......              --                $12.55
                                    =====================================

CLASS C:
 Net assets, at value .............  $   56,558,118        $  101,794,570
                                    =====================================
 Shares outstanding ...............       4,629,715             8,077,599
                                    =====================================
 Net asset value and maximum
 offering price per share a .......          $12.22                $12.60
                                    =====================================



a Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

                    Semiannual Report | See notes to financial statements. | 117

Franklin Tax-Free Trust
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF OPERATIONS
for the six months ended August 31, 2004 (unaudited)

                                                     ----------------------------------------------------------------------
                                                           FRANKLIN                           FRANKLIN          FRANKLIN
                                                            FLORIDA          FRANKLIN        MASSACHUSETTS       MICHIGAN
                                                       INSURED TAX-FREE  INSURED TAX-FREE  INSURED TAX-FREE  INSURED TAX-FREE
                                                          INCOME FUND       INCOME FUND       INCOME FUND       INCOME FUND
                                                     ----------------------------------------------------------------------
Investment income:
 Interest ........................................       $  3,726,124     $  47,960,577     $ 11,729,986     $  34,926,821
                                                     ----------------------------------------------------------------------
Expenses:
 Management fees (Note 3) ........................            425,792         4,300,319        1,158,574         3,175,452
 Distribution fees: (Note 3)
  Class A ........................................             73,624           800,839          207,915           600,330
  Class B ........................................                 --           338,567               --           183,802
  Class C ........................................                 --           461,398          155,420           359,699
 Transfer agent fees (Note 3) ....................             26,296           428,743          103,120           356,342
 Custodian fees ..................................              1,135            15,892            3,394            10,102
 Reports to shareholders .........................              3,668            50,783           10,194            40,079
 Registration and filing fees ....................              3,788            76,065           11,593            20,015
 Professional fees ...............................              7,588            21,172            8,912            17,072
 Trustees' fees and expenses .....................              1,013            11,899            2,592             6,845
 Other ...........................................              9,953            69,583           21,779            49,474
                                                     ----------------------------------------------------------------------
      Total expenses .............................            552,857         6,575,260        1,683,493         4,819,212
                                                     ----------------------------------------------------------------------
        Net investment income ....................          3,173,267        41,385,317       10,046,493        30,107,609
                                                     ----------------------------------------------------------------------
Realized and unrealized gains (losses):

 Net realized gain (loss) from investments .......           (347,612)       (2,202,919)        (701,205)       (1,167,400)
 Net unrealized appreciation (depreciation) on
  investments ....................................         (3,743,998)      (44,137,154)      (8,595,761)      (33,497,793)
                                                     ----------------------------------------------------------------------
Net realized and unrealized gain (loss) ..........         (4,091,610)      (46,340,073)      (9,296,966)      (34,665,193)
                                                     ----------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations .................................       $   (918,343)    $  (4,954,756)    $    749,527     $  (4,557,584)
                                                     ======================================================================


118 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF OPERATIONS (CONTINUED)
for the six months ended August 31, 2004 (unaudited)

                                          --------------------------------------
                                               FRANKLIN             FRANKLIN
                                               MINNESOTA              OHIO
                                           INSURED TAX-FREE     INSURED TAX-FREE
                                              INCOME FUND          INCOME FUND
                                          --------------------------------------
Investment income:
 Interest ..............................     $  14,429,566        $  24,930,777
                                          --------------------------------------
Expenses:
 Management fees (Note 3) ..............         1,399,599            2,335,884
 Distribution fees: (Note 3)
  Class A ..............................           256,885              413,093
  Class B ..............................                --              194,186
  Class C ..............................           187,479              338,811
 Transfer agent fees (Note 3) ..........           151,948              254,653
 Custodian fees ........................             4,033                7,255
 Reports to shareholders ...............            16,749               29,683
 Registration and filing fees ..........            21,806               14,670
 Professional fees .....................            10,017               15,749
 Trustees' fees and expenses ...........             2,782                5,249
 Other .................................            41,102               74,872
                                          --------------------------------------
      Total expenses ...................         2,092,400            3,684,105
                                          --------------------------------------
        Net investment income ..........        12,337,166           21,246,672
                                          --------------------------------------

Realized and unrealized gains (losses):
 Net realized gain (loss)
  from investments .....................          (306,678)          (2,244,246)
 Net unrealized appreciation
  (depreciation) on investments ........       (11,830,137)         (21,289,403)
                                          --------------------------------------
Net realized and unrealized
 gain (loss) ...........................       (12,136,815)         (23,533,649)
                                          --------------------------------------
Net increase (decrease) in net assets
 resulting from operations .............     $     200,351        $  (2,286,977)
                                          ======================================

                    Semiannual Report | See notes to financial statements. | 119

Franklin Tax-Free Trust
FINANCIAL STATEMENTS (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS for the six months ended August 31, 2004 (unaudited) and the year ended February 29, 2004

                                             -------------------------------------------------------------------------------
                                                            FRANKLIN FLORIDA                          FRANKLIN
                                                      INSURED TAX-FREE INCOME FUND          INSURED TAX-FREE INCOME FUND
                                                  SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                   AUGUST 31, 2004   FEBRUARY 29, 2004   AUGUST 31, 2004   FEBRUARY 29, 2004
                                             -------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .......................   $     3,173,267    $     6,547,512    $    41,385,317    $    83,821,050
  Net realized gain (loss) from
   investments ................................          (347,612)           235,864         (2,202,919)         2,048,055
  Net unrealized appreciation (depreciation)
   on investments .............................        (3,743,998)         2,531,290        (44,137,154)        34,955,520
                                                  -------------------------------------------------------------------------
       Net increase (decrease) in net assets
        resulting from operations .............          (918,343)         9,314,666         (4,954,756)       120,824,625
 Distributions to shareholders from:
  Net investment income:
    Class A ...................................        (3,224,863)        (6,401,032)       (37,209,289)       (74,296,016)
    Class B ...................................                --                 --         (2,075,480)        (3,831,684)
    Class C ...................................                --                 --         (2,821,067)        (5,555,656)
  Net realized gains:
    Class A ...................................                --                 --         (1,245,975)                --
    Class B ...................................                --                 --            (79,483)                --
    Class C ...................................                --                 --           (105,636)                --
                                                  -------------------------------------------------------------------------
  Total distributions to shareholders .........        (3,224,863)        (6,401,032)       (43,536,930)       (83,683,356)
  Capital share transactions: (Note 2)
    Class A ...................................        (8,846,058)        (3,854,378)       (58,325,811)        18,066,931
    Class B ...................................                --                 --         (3,589,532)        24,494,078
    Class C ...................................                --                 --        (12,047,757)        20,537,476
                                                  -------------------------------------------------------------------------
  Total capital share transactions ............        (8,846,058)        (3,854,378)       (73,963,100)        63,098,485
      Net increase (decrease) in net
       assets .................................       (12,989,264)          (940,744)      (122,454,786)       100,239,754
 Net assets:
  Beginning of period .........................       156,032,583        156,973,327      1,958,265,179      1,858,025,425
                                                  -------------------------------------------------------------------------
  End of period ...............................   $   143,043,319    $   156,032,583    $ 1,835,810,393    $ 1,958,265,179
                                                  =========================================================================
Undistributed net investment income
  (distributions in excess of net investment
  income) included in net assets:
   End of period ..............................   $        32,560    $        84,156    $    (2,331,759)   $    (1,611,240)
                                                  =========================================================================



120 | See notes to financial statements.|Semiannual Report

Franklin Tax-Free Trust
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the six months ended August 31, 2004 (unaudited) and the year ended February 29, 2004

                                            -------------------------------------------------------------------------------
                                                    FRANKLIN MASSACHUSETTS                       FRANKLIN MICHIGAN
                                                 INSURED TAX-FREE INCOME FUND              INSURED TAX-FREE INCOME FUND
                                            -------------------------------------------------------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED          SIX MONTHS ENDED      YEAR ENDED
                                              AUGUST 31, 2004   FEBRUARY 29, 2004       AUGUST 31, 2004   FEBRUARY 29, 2004
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................   $    10,046,493    $    20,454,580    $    30,107,609    $    61,636,992
  Net realized gain (loss) from
   investments .............................          (701,205)            (7,930)        (1,167,400)         3,996,146
  Net unrealized appreciation (depreciation)
   on investments ..........................        (8,595,761)         7,601,007        (33,497,793)        15,657,907
                                             --------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ...........           749,527         28,047,657         (4,557,584)        81,291,045
 Distributions to shareholders from:
  Net investment income:
   Class A .................................        (9,268,969)       (18,589,297)       (27,069,746)       (54,613,690)
   Class B .................................                --                 --         (1,114,041)        (2,116,930)
   Class C .................................          (921,647)        (1,713,691)        (2,163,570)        (4,333,371)
  Net realized gains:
   Class A .................................                --                 --                 --         (7,079,499)
   Class B .................................                --                 --                 --           (320,983)
   Class C .................................                --                 --                 --           (658,685)
                                             --------------------------------------------------------------------------
 Total distributions to shareholders .......       (10,190,616)       (20,302,988)       (30,347,357)       (69,123,158)
 Capital share transactions: (Note 2)
   Class A .................................       (18,127,631)          (869,166)       (33,182,880)       (15,548,539)
   Class B .................................                --                 --         (2,276,033)         8,232,491
   Class C .................................           111,091          4,538,779         (6,748,914)         5,417,148
                                             --------------------------------------------------------------------------
 Total capital share transactions ..........       (18,016,540)         3,669,613        (42,207,827)        (1,898,900)
        Net increase (decrease) in net
         assets ............................       (27,457,629)        11,414,282        (77,112,768)        10,268,987
Net assets:
 Beginning of period .......................       480,735,441        469,321,159      1,424,206,382      1,413,937,395
                                             ==========================================================================
 End of period .............................   $   453,277,812    $   480,735,441    $ 1,347,093,614    $ 1,424,206,382
Distributions in excess of net investment
 income included in net assets:
  End of period ............................   $      (436,445)   $      (292,322)   $    (1,028,947)   $      (789,199)
                                             ==========================================================================


                       Semiannual Report|See notes to financial statements.| 121

Franklin Tax-Free Trust
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the six months ended August 31, 2004 (unaudited) and the year ended February 29, 2004

                                            -------------------------------------------------------------------------------
                                                      FRANKLIN MINNESOTA                           FRANKLIN OHIO
                                                 INSURED TAX-FREE INCOME FUND              INSURED TAX-FREE INCOME FUND
                                            -------------------------------------------------------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED          SIX MONTHS ENDED      YEAR ENDED
                                              AUGUST 31, 2004   FEBRUARY 29, 2004       AUGUST 31, 2004   FEBRUARY 29, 2004
                                            -------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................   $    12,337,166    $    25,230,783    $    21,246,672    $    42,372,188
  Net realized gain (loss) from
   investments .............................          (306,678)         1,040,597         (2,244,246)         1,111,175
  Net unrealized appreciation (depreciation)
   on investments ..........................       (11,830,137)         6,244,375        (21,289,403)        14,805,264
                                             --------------------------------------------------------------------------
     Net increase (decrease) in net assets
      resulting from operations ............           200,351         32,515,755         (2,286,977)        58,288,627
 Distributions to shareholders from:
  Net investment income:
   Class A .................................       (11,314,025)       (22,886,588)       (18,247,298)       (36,083,275)
   Class B .................................                --                 --         (1,146,333)        (2,012,492)
   Class C .................................        (1,101,488)        (2,166,431)        (1,994,752)        (3,753,007)
 Net realized gains:
   Class A .................................                --                 --           (809,574)          (178,907)
   Class B .................................                --                 --            (58,638)           (12,199)
   Class C .................................                --                 --           (101,588)           (22,112)
                                             --------------------------------------------------------------------------
 Total distributions to shareholders .......       (12,415,513)       (25,053,019)       (22,358,183)       (42,061,992)
 Capital share transactions: (Note 2)
   Class A .................................        (7,841,397)        (2,172,190)        (4,432,053)        16,612,998
   Class B .................................                --                 --            774,881         15,671,766
   Class C .................................        (1,573,275)         3,927,617         (3,607,038)        15,159,555
                                             --------------------------------------------------------------------------
 Total capital share transactions ..........        (9,414,672)         1,755,427         (7,264,210)        47,444,319
  Redemption fees (Note 1) .................                 5                 --                 --                 --
                                             --------------------------------------------------------------------------
     Net increase (decrease) in net
      assets ...............................       (21,629,829)         9,218,163        (31,909,370)        63,670,954
Net assets:
 Beginning of period .......................       587,998,402        578,780,239      1,021,112,941        957,441,987
                                             ==========================================================================
 End of period .............................   $   566,368,573    $   587,998,402    $   989,203,571    $ 1,021,112,941
                                             ==========================================================================
Distributions in excess of net investment
 income included in net assets:
  End of period ............................   $      (530,948)   $      (452,601)   $      (489,330)   $      (347,619)
                                             ==========================================================================

122 |See notes to financial statements.|Semiannual Report

Franklin Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-five separate series. All funds included in this report (the Funds) are diversified except the Franklin Florida Insured Tax-Free Income Fund. The investment objective of the Funds is to provide tax-free income.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market. The Trust utilizes independent pricing services to perform any of the pricing functions under procedures approved by the Board of Trustees. Tax-free bonds may be valued by the pricing services using matrix pricing which considers such factors as prices of comparable quality issues, yield, maturity, coupon, and credit ratings. If events occur that materially affect the values of securities after the prices are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income. Fund distributions to shareholders are determined on a tax basis and may differ from net investment income and realized gains for financial reporting purposes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Other distributions are recorded on the ex-dividend date.

                                                          Semiannual Report| 123

Franklin Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. INSURANCE

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy, a portfolio insurance policy, or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government.

Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security, included as an expense of the fund, or paid by a third party.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of the Funds' shares held five trading days or less may be subject to the Funds' redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as additional paid-in capital as noted in the Statements of Changes in Net Assets.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

124 |Semiannual Report

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

---------------------------------------------------------------------------------------------------------------------------
  CLASS A                         CLASS A & CLASS C                              CLASS A, CLASS B, & CLASS C
---------------------------------------------------------------------------------------------------------------------------

  Franklin Florida                Franklin Massachusetts Insured Tax-Free        Franklin Insured Tax-Free
   Insured Tax-Free                 Income Fund                                    Income Fund
   Income Fund                     Franklin Minnesota Insured Tax-Free            Franklin Michigan Insured
                                   Income Fund                                    Tax-Free Income Fund

                                                                                 Franklin Ohio Insured Tax-Free
                                                                                  Income Fund

At August 31, 2004, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                            ------------------------------------------------------------------------
                                                FRANKLIN FLORIDA                           FRANKLIN
                                                INSURED TAX-FREE                       INSURED TAX-FREE
                                                   INCOME FUND                            INCOME FUND
                                            ------------------------------------------------------------------------
                                             SHARES         AMOUNT                 SHARES          AMOUNT
                                            -------------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2004
 Shares sold ............................   1,010,556   $  10,803,351              5,709,619   $   70,166,133
 Shares issued in reinvestment of
 distributions ..........................     146,381       1,552,118              1,674,470       20,458,090
 Shares redeemed ........................  (2,009,365)    (21,201,527)           (12,215,673)    (148,950,034)
                                            -------------------------------------------------------------------
 Net increase (decrease) ................    (852,428)  $  (8,846,058)            (4,831,584)  $  (58,325,811)
                                            ===================================================================

Year ended February 29, 2004
 Shares sold ............................   2,966,219   $  32,001,922             16,368,935   $  203,090,532
 Shares issued in reinvestment of
 distributions ..........................     280,966       3,030,130              3,103,906       38,561,258
 Shares redeemed ........................  (3,611,141)    (38,886,430)           (18,062,233)    (223,584,859)
                                            -------------------------------------------------------------------
 Net increase (decrease) ................    (363,956)  $  (3,854,378)             1,410,608   $   18,066,931
                                            ===================================================================
CLASS B SHARES:

Six months ended August 31, 2004

 Shares sold ............................                                            410,644   $    5,068,429
 Shares issued in reinvestment of
 distributions ..........................                                            109,978        1,349,459
 Shares redeemed ........................                                           (819,421)     (10,007,420)
                                                                                -------------------------------
 Net increase (decrease) ................                                           (298,799)  $   (3,589,532)
                                                                                ===============================
Year ended February 29, 2004
 Shares sold ............................                                          2,783,981   $   34,717,366
 Shares issued in reinvestment of
 distributions ..........................                                            180,756        2,255,619
 Shares redeemed ........................                                         (1,006,485)     (12,478,907)
                                                                                -------------------------------
 Net increase (decrease) ................                                          1,958,252   $   24,494,078
                                                                                ===============================


                                                          Semiannual Report| 125

Franklin Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                                         ------------------------------
                                                                                  FRANKLIN
                                                                              INSURED TAX-FREE
                                                                                 INCOME FUND
                                                                         ------------------------------
                                                                           SHARES          AMOUNT
                                                                         ------------------------------
CLASS C SHARES:
Six months ended August 31, 2004
 Shares sold .........................                                       875,442  $    10,824,254
 Shares issued in reinvestment of
 distributions .......................                                       146,536        1,805,154
 Shares redeemed .....................                                    (2,009,974)     (24,677,165)
                                                                         ==============================
 Net increase (decrease) .............                                      (987,996) $   (12,047,757)
Year ended February 29, 2004
 Shares sold .........................                                     3,892,315  $    48,794,934
 Shares issued in reinvestment of
 distributions .......................                                       278,005        3,480,399
 Shares redeemed .....................                                    (2,549,948)     (31,737,857)
                                                                         ------------------------------
 Net increase (decrease) .............                                     1,620,372  $    20,537,476
                                                                         ==============================


                                        ---------------------------------------------------------------
                                         FRANKLIN MASSACHUSETTS              FRANKLIN MICHIGAN
                                           INSURED TAX-FREE                   INSURED TAX-FREE
                                              INCOME FUND                        INCOME FUND
                                        ---------------------------------------------------------------
                                         SHARES        AMOUNT              SHARES          AMOUNT
                                        ---------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2004
 Shares sold .........................  1,798,604   $  21,325,770          3,300,404  $    40,430,009
 Shares issued in reinvestment of
 distributions .......................    426,124       5,017,588          1,264,697       15,427,937
 Shares redeemed ..................... (3,780,948)    (44,470,989)        (7,305,935)     (89,040,826)
                                       ----------------------------------------------------------------
 Net increase (decrease) ............. (1,556,220)  $ (18,127,631)        (2,740,834) $   (33,182,880)
                                       ================================================================
Year ended February 29, 2004
 Shares sold .........................  4,128,170   $  49,322,423          9,500,511  $   118,289,564
 Shares issued in reinvestment of
 distributions .......................    835,054       9,970,016          2,921,569       36,368,267
 Shares redeemed ..................... (5,057,026)    (60,161,605)       (13,736,589)    (170,206,370)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............    (93,802)  $    (869,166)        (1,314,509) $   (15,548,539)
                                       ================================================================
CLASS B SHARES:
Six months ended August 31, 2004
 Shares sold .........................                                       223,164  $     2,751,771
 Shares issued in reinvestment of
 distributions .......................                                        60,313          738,960
 Shares redeemed .....................                                      (472,405)      (5,766,764)
                                                                         ------------------------------
 Net increase (decrease) .............                                      (188,928) $    (2,276,033)
                                                                         ==============================
Year ended February 29, 2004
 Shares sold .........................                                     1,050,924  $    13,140,992
 Shares issued in reinvestment of
 distributions .......................                                       135,395        1,692,739
 Shares redeemed .....................                                      (530,914)      (6,601,240)
                                                                         ------------------------------
 Net increase (decrease) .............                                       655,405  $     8,232,491
                                                                         ==============================

126 |Semiannual Report

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       ----------------------------------------------------------------
                                        FRANKLIN MASSACHUSETTS                FRANKLIN MICHIGAN
                                           INSURED TAX-FREE                   INSURED TAX-FREE
                                              INCOME FUND                        INCOME FUND
                                       ----------------------------------------------------------------
                                         SHARES        AMOUNT              SHARES          AMOUNT
                                       ----------------------------------------------------------------
CLASS C SHARES:
Six months ended August 31, 2004
 Shares sold .........................    403,898   $   4,818,547            412,314  $     5,110,885
 Shares issued in reinvestment of
 distributions .......................     52,650         624,004            117,248        1,443,230
 Shares redeemed .....................   (451,195)     (5,331,460)        (1,085,465)     (13,303,029)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............      5,353   $     111,091           (555,903) $    (6,748,914)
                                       ================================================================
Year ended February 29, 2004
 Shares sold .........................  1,041,675   $  12,537,307          2,123,775  $    26,729,976
 Shares issued in reinvestment of
 distributions .......................     96,536       1,160,098            275,268        3,456,052
 Shares redeemed .....................   (767,480)     (9,158,626)        (1,979,889)     (24,768,880)
                                       ----------------------------------------------------------------
Net increase (decrease) ..............    370,731   $   4,538,779            419,154  $     5,417,148
                                       ================================================================

                                       ----------------------------------------------------------------
                                             FRANKLIN MINNESOTA                FRANKLIN OHIO
                                              INSURED TAX-FREE                INSURED TAX-FREE
                                                INCOME FUND                       INCOME FUND
                                       ----------------------------------------------------------------
                                           SHARES        AMOUNT             SHARES         AMOUNT
                                       ----------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2004
  Shares sold ........................    1,888,138   $  22,889,689        3,411,379   $   42,557,513
  Shares issued in reinvestment of
 distributions .......................      553,109       6,666,200          852,247       10,560,581
 Shares redeemed .....................   (3,103,075)    (37,397,286)      (4,659,226)     (57,550,147)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............     (661,828)  $  (7,841,397)        (395,600)  $   (4,432,053)
                                       ================================================================
Year ended February 29, 2004
 Shares sold .........................    4,190,260   $  51,183,196        8,513,022   $  107,348,240
 Shares issued in reinvestment of
 distributions .......................    1,094,576      13,397,894        1,586,103       19,995,754
 Shares redeemed .....................   (5,474,646)    (66,753,280)      (8,813,292)    (110,730,996)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............     (189,810)  $  (2,172,190)       1,285,833   $   16,612,998
                                       ================================================================
CLASS B SHARES:

Six months ended August 31, 2004

 Shares sold .........................                                       313,829   $    3,934,593
 Shares issued in reinvestment of
 distributions .......................                                        66,647          828,591
 Shares redeemed .....................                                      (320,453)      (3,988,303)
                                                                         ------------------------------
 Net increase (decrease) .............                                        60,023   $      774,881
                                                                         ==============================
Year ended February 29, 2004
 Shares sold .........................                                     1,546,614   $   19,557,073
 Shares issued in reinvestment of
 distributions .......................                                       111,911        1,415,364
 Shares redeemed .....................                                      (421,263)      (5,300,671)
                                                                         ------------------------------
 Net increase (decrease) .............                                     1,237,262   $   15,671,766
                                                                         ==============================

                                                          Semiannual Report| 127

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       ----------------------------------------------------------------
                                             FRANKLIN MINNESOTA                 FRANKLIN OHIO
                                              INSURED TAX-FREE                INSURED TAX-FREE
                                                INCOME FUND                       INCOME FUND
                                       ----------------------------------------------------------------
                                           SHARES        AMOUNT             SHARES         AMOUNT
                                       ----------------------------------------------------------------

CLASS C SHARES:
Six months ended August 31, 2004
 Shares sold .........................      437,186   $   5,314,371          674,438   $    8,508,621
 Shares issued in reinvestment of
 distributions .......................       56,395         684,036          102,708        1,282,191
 Shares redeemed .....................     (627,197)     (7,571,682)      (1,074,544)     (13,397,850)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............     (133,616)  $  (1,573,275)        (297,398)  $   (3,607,038)
                                       ================================================================
Year ended February 29, 2004
 Shares sold .........................    1,040,412   $  12,796,366        2,277,644   $   28,934,342
 Shares issued in reinvestment of
 distributions .......................      107,297       1,321,263          182,034        2,311,111
 Shares redeemed .....................     (830,344)    (10,190,012)      (1,272,289)     (16,085,898)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............      317,365   $   3,927,617        1,187,389   $   15,159,555
                                       ================================================================




3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

---------------------------------------------------------------------------------------------------------------------------
  ENTITY                                                                             AFFILIATION
---------------------------------------------------------------------------------------------------------------------------
  Franklin Advisers Inc. (Advisers)                                                  Investment manager
  Franklin Templeton Services LLC (FT Services)                                      Administrative manager
  Franklin Templeton Distributors Inc. (Distributors)                                Principal underwriter
  Franklin Templeton Investor Services LLC (Investor Services)                       Transfer agent

A. MANAGEMENT FEES

The Funds pay an investment management fee to Advisers based on the month-end net assets of the Funds as follows:

-------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
-------------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          In excess of $250 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

128 |Semiannual Report

Franklin Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Funds reimburse Distributors up to .10%, .65%, and .65% per year of their average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Funds' shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sale of the Funds' shares for the period:


                                                   ------------------------------------------------------------------------
                                                           FRANKLIN                                    FRANKLIN
                                                            FLORIDA              FRANKLIN            MASSACHUSETTS
                                                       INSURED TAX-FREE      INSURED TAX-FREE      INSURED TAX-FREE
                                                          INCOME FUND           INCOME FUND           INCOME FUND
                                                   ------------------------------------------------------------------------
Sales charges received .......................                 $26,658              $205,189               $74,071
Contingent deferred sales charges retained ...                 $14,932              $188,301               $ 4,895

                                                   ------------------------------------------------------------------------
                                                           FRANKLIN              FRANKLIN              FRANKLIN
                                                           MICHIGAN              MINNESOTA               OHIO
                                                       INSURED TAX-FREE      INSURED TAX-FREE      INSURED TAX-FREE
                                                          INCOME FUND           INCOME FUND           INCOME FUND
                                                   ------------------------------------------------------------------------
Sales charges received .......................                $135,018               $49,379              $111,794
Contingent deferred sales charges retained ...                $ 98,272               $ 4,339              $ 73,416

>

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were paid to Investor Services:

                                                   ------------------------------------------------------------------------
                                                           FRANKLIN                                    FRANKLIN
                                                            FLORIDA              FRANKLIN            MASSACHUSETTS
                                                       INSURED TAX-FREE      INSURED TAX-FREE      INSURED TAX-FREE
                                                          INCOME FUND           INCOME FUND           INCOME FUND
                                                   ------------------------------------------------------------------------
Transfer agent fees ..........................                $16,572               $294,315               $67,857

                                                   ------------------------------------------------------------------------
                                                           FRANKLIN              FRANKLIN              FRANKLIN
                                                           MICHIGAN              MINNESOTA               OHIO
                                                       INSURED TAX-FREE      INSURED TAX-FREE      INSURED TAX-FREE
                                                          INCOME FUND           INCOME FUND           INCOME FUND
                                                   ------------------------------------------------------------------------
Transfer agent fees ..........................               $253,342               $104,332              $174,994




                                                          Semiannual Report| 129

Franklin Tax-Free Trust

4. INCOME TAXES

At February 29, 2004, the following funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                                   ------------------------------------------------------------------------
                                                           FRANKLIN              FRANKLIN              FRANKLIN
                                                            FLORIDA            MASSACHUSETTS           MINNESOTA
                                                       INSURED TAX-FREE      INSURED TAX-FREE      INSURED TAX-FREE
                                                          INCOME FUND           INCOME FUND           INCOME FUND
                                                   ------------------------------------------------------------------------
Capital loss carryovers expiring in:
 2008 ........................................            $   429,186            $ 337,078             $        --
 2009 ........................................                546,752              608,972               1,311,454
 2010 ........................................                256,409                   --                 788,761
 2012 ........................................                     --               18,068                      --
                                                   ------------------------------------------------------------------------
                                                          $ 1,232,347            $ 964,118             $ 2,100,215
                                                   ========================================================================

At February 29, 2004, the Franklin Michigan Insured Tax-Free Income Fund had deferred capital losses occurring subsequent to October 31, 2003 of $438,750. For tax purposes, such losses will be reflected in the year ending February 28, 2005.

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts.

At August 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                   ------------------------------------------------------------------------
                                                          FRANKLIN                                     FRANKLIN
                                                           FLORIDA              FRANKLIN             MASSACHUSETTS
                                                      INSURED TAX-FREE      INSURED TAX-FREE       INSURED TAX-FREE
                                                         INCOME FUND           INCOME FUND            INCOME FUND
                                                   ------------------------------------------------------------------------
Cost of investments ..........................          $  132,191,516       $ 1,716,753,573        $  419,132,771
                                                   ========================================================================
Unrealized appreciation ......................          $    9,383,253       $   110,146,142        $   28,812,332
Unrealized depreciation ......................                (35,831)              (996,824)             (191,358)
                                                   ------------------------------------------------------------------------
Net unrealized appreciation (depreciation) ...          $    9,347,422       $   109,149,318        $   28,620,974
                                                   ------------------------------------------------------------------------




130 |Semiannual Report

Franklin Tax-Free Trust

4. INCOME TAXES (CONTINUED)

                                                   ------------------------------------------------------------------------
                                                        FRANKLIN              FRANKLIN              FRANKLIN
                                                        MICHIGAN              MINNESOTA               OHIO
                                                    INSURED TAX-FREE      INSURED TAX-FREE      INSURED TAX-FREE
                                                   ------------------------------------------------------------------------
                                                       INCOME FUND           INCOME FUND           INCOME FUND
Cost of investments ..........................       $ 1,247,712,003        $  536,468,439        $  933,521,433
                                                   ------------------------------------------------------------------------
Unrealized appreciation ......................       $    83,911,254        $   26,689,766        $   52,529,967
Unrealized depreciation ......................                  --              (414,981)             (164,453)
                                                   ------------------------------------------------------------------------
Net unrealized appreciation (depreciation)           $    83,911,254        $   26,274,785        $   52,365,514
                                                   ------------------------------------------------------------------------



5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended August 31, 2004, were as follows:

                                                   ------------------------------------------------------------------------
                                                        FRANKLIN                                    FRANKLIN
                                                         FLORIDA              FRANKLIN            MASSACHUSETTS
                                                    INSURED TAX-FREE      INSURED TAX-FREE      INSURED TAX-FREE
                                                       INCOME FUND           INCOME FUND           INCOME FUND
                                                   ------------------------------------------------------------------------
Purchases ............................                $   20,029,278        $   75,113,805         $  17,600,711
Sales ................................                $   29,344,138        $  144,816,552         $  35,844,228

                                                   ------------------------------------------------------------------------
                                                        FRANKLIN              FRANKLIN              FRANKLIN
                                                        MICHIGAN              MINNESOTA               OHIO
                                                    INSURED TAX-FREE      INSURED TAX-FREE      INSURED TAX-FREE
                                                       INCOME FUND           INCOME FUND           INCOME FUND
                                                   ------------------------------------------------------------------------
Purchases ............................                $   85,206,006        $   15,875,903         $ 127,038,885
Sales ................................                $  131,251,205        $   30,111,336         $ 139,688,335




6. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On September 20, 2004, Franklin Resources, Inc. (Franklin Resources, Inc. and its subsidiaries are referred to collectively as the "Company") announced that an agreement has been reached by two of its subsidiaries, Franklin Advisers, Inc. ("Franklin Advisers") and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to an administrative complaint filed on February 4, 2004. The administrative complaint addressed one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers reached with the SEC, as described below.

                                                          Semiannual Report| 131

Franklin Tax-Free Trust

6. REGULATORY MATTERS (CONTINUED)

MASSACHUSETTS ADMINISTRATIVE PROCEEDING (CONTINUED)

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers and FTAS have consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts. The consent order has multiple sections, including "Statements of Fact" and "Violations of Massachusetts Securities Laws." The Company admitted the "Statements of Fact." The Company did not admit or deny the "Violations of the Massachusetts Securities Laws." While Franklin Advisers and FTAS did not admit or deny engaging in any wrongdoing, the Company believes that it is in its best interest and the interests of its funds' shareholders to settle this issue now and move forward.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement has been reached by Franklin Advisers with the SEC that resolves the issues resulting from the SEC's investigation of market timing activity and the SEC issued an "Order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease-and-desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Massachusetts administrative complaint described above.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers neither admits nor denies any wrongdoing, Franklin Advisers has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear which funds will receive distributions or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees have been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

132 | Semiannual Report

Franklin Tax-Free Trust

6. REGULATORY MATTERS (CONTINUED)

OTHER GOVERNMENTAL INVESTIGATIONS (CONTINUED)

The staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against Franklin Advisers and Franklin Templeton Distributors, Inc. ("FTDI") concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office ("CAGO") also has advised the Company that the California Attorney General is authorized to bring a civil action against the Company and FTDI arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company's and funds' shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so. The Company continues to have discussions towards resolving these governmental investigations.

OTHER LEGAL PROCEEDINGS

The Trust, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

Various subsidiaries of the Company have also been named in multiple lawsuits filed in state courts in Illinois alleging breach of duty with respect to valuation of the portfolio securities of certain funds managed by such subsidiaries.

In addition, the Company and certain of its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing governmental investigations or class actions or other lawsuits. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

                                                          Semiannual Report| 133

Franklin Tax-Free Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

134 |Semiannual Report

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

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

Literature Request

TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN [R] (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS
INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 1
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet
  Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund

FRANKLIN GROWTH FUND

Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds
  Allocation Fund
Franklin Templeton Perspectives
  Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Limited Maturity

U.S. Government Securities Fund 5, 7
Franklin Money Fund 5, 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 8
NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5, 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona

California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust 11

1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders and select retirement plans. 3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
7.Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.
8.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 9.Portfolio of insured municipal securities.
10.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
11.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/04                                         Not part of the semiannual report

FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TAX-FREE TRUST

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.

1-800/DIAL BEN[R]

franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

TF1 S2004 10/04

[LOGO
OMITTED]

















                                 AUGUST 31, 2004

Franklin Alabama
Tax-Free Income Fund

Franklin Florida
Tax-Free Income Fund

Franklin Georgia
Tax-Free Income Fund

Franklin Kentucky
Tax-Free Income Fund

Franklin Louisiana
Tax-Free Income Fund

Franklin Maryland
Tax-Free Income Fund

Franklin Missouri
Tax-Free Income Fund

Franklin North Carolina
Tax-Free Income Fund

Franklin Virginia
Tax-Free Income Fund

[GRAPHIC OMITTED]

                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                 TAX-FREE INCOME

                             Franklin Tax-Free Trust

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. see inside for details.

[GRAPHIC OMITTED]

[LOGO OMITTED]

FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

FRANKLIN o Templeton o Mutual Series

FRANKLIN TEMPLETON INVESTMENTS

GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the semiannual report

                     Contents

SHAREHOLDER LETTER ...................    1

SPECIAL FEATURE:
Understanding Your
Tax-Free Income Fund .................    4

SEMIANNUAL REPORT

Municipal Bond
Market Overview ......................    7

Investment Strategy and
Manager's Discussion .................    9

Franklin Alabama
Tax-Free Income Fund .................   10

Franklin Florida
Tax-Free Income Fund .................   17

Franklin Georgia
Tax-Free Income Fund .................   25

Franklin Kentucky
Tax-Free Income Fund .................   32

Franklin Louisiana
Tax-Free Income Fund .................   39

Franklin Maryland
Tax-Free Income Fund .................   46

Franklin Missouri
Tax-Free Income Fund .................   53

Franklin North Carolina
Tax-Free Income Fund .................   60

Franklin Virginia
Tax-Free Income Fund .................   67

Financial Highlights and
Statements of Investments ............   74

Financial Statements .................  132

Notes to
Financial Statements .................  143

Shareholder Information ..............  156



SEMIANNUAL REPORT

MUNICIPAL BOND MARKET OVERVIEW

During the six months ended August 31, 2004, lack of new issue supply of long-term municipal bonds was a prevalent theme in the municipal bond market. As municipal bonds trended with the general direction of long-term interest rates, municipal bond prices fell for the first half of the period and then rose for the remainder. Fewer new issues coupled with good demand allowed municipal bonds to post a positive return, as measured by the Lehman Brothers Municipal Bond Index's 0.55% return for the six-month period. 1

Interest rates rose in the first half of the reporting period, as economic data indicated continuing U.S. economic recovery. Inflation remained low, labor market conditions improved, and the financial markets expected the Federal Reserve Board (Fed) to begin raising the federal funds target rate. Then on June 14, 2004, interest rates changed direction and generally fell through period-end largely in reaction to higher oil prices, expanding budget deficits, weaker-than-expected job creation reports and increased concerns over potential terrorist activity. The first two conditions were perceived as factors that could stifle growth. The long-awaited Fed rate increases, quarter-point hikes on June 30 and August 10, had little overall effect. According to Municipal Market Data, the yield for 30-year AAA bonds increased from 4.44% at the beginning of the period under review to 5.13% on June 14, 2004, and then fell to 4.70% at period-end. 2 Despite the rise and fall in yields, long-term interest rates remained near four-decade lows throughout the reporting period.

Even though open-end municipal bond funds overall experienced net outflows during the reporting period, demand for municipal bonds outpaced supply as investors sought to reinvest the relatively heavy bond call, maturity and coupon payments that occurred in June, July and August. Also, in spite of low supply, municipal bonds continued to offer attractive yields relative to taxable fixed income securities, which boosted demand from relative value investors who looked for opportunities in both the taxable and tax-exempt markets.

Many states coped with financial challenges and budget deficits during the period under review, according to the Center on Budget and Policy Priorities, a nonpartisan organization that researches and analyzes a range of government policies and

1. Source: Lehman Brothers Inc. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.

2. Source: Thomson Financial.

                                                           Semiannual Report | 7
programs. In fiscal year 2004, which for most states began July 1, 2003, many states experienced some revenue growth, but revenues remained below pre-recession levels. Most states have a long way to go before correcting the budget imbalances of the past several years. However, in January 2004, Moody's Investors Service indicated it believed municipal credit quality would stabilize and possibly improve in 2004. Even with large budgetary swings, overall municipal debt credit quality remained high, which resulted in Moody's credit upgrades surpassing downgrades by 269 to 130 in the first half of 2004. One of the most notable upgrades was the State of California.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

8 |  Semiannual Report

Investment Strategy and
Manager's Discussion

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, each Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

The mixture of our value-oriented philosophy of investing primarily for income and a steep yield curve favored the use of longer-term bonds. Consequently, we sought to remain fully invested in bonds that ranged from 15 to 30 years in maturity with good call features. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                           Semiannual Report | 9

FRANKLIN ALABAMA TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Alabama Tax-Free Income Fund seeks to provide high, current income exempt from federal and Alabama state personal income taxes by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

CREDIT QUALITY BREAKDOWN*
Franklin Alabama Tax-Free Income Fund
8/31/04

--------------------------------------------------------------------------------
                                                               % OF TOTAL
   RATINGS                                               LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
   AAA                                                               67.1%
--------------------------------------------------------------------------------
   A                                                                  4.9%
--------------------------------------------------------------------------------
   BBB                                                                7.8%
--------------------------------------------------------------------------------
   Below Investment Grade                                             0.8%
--------------------------------------------------------------------------------
   Not Rated by S&P                                                  19.4%
--------------------------------------------------------------------------------

*Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS                  MOODY'S INTERNAL
AAA or Aaa                18.0%    0.1%
BBB or Baa                 1.3%      --
---------------------------------------
Total                     19.3%    0.1%

--------------------------------------------------------------------------------

This semiannual report for Franklin Alabama Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $11.76 on February 29, 2004, to $11.56 on August 31, 2004. The Fund's Class A shares paid dividends totaling 25.02 cents per share for the same period. 2 The Performance Summary beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.19%, based on an annualization of the current 4.21 cent per share dividend and the maximum offering price of $12.07 on

--------------------------------------------------------------------------------
  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 76.

10 |  Semiannual Report

DIVIDEND DISTRIBUTIONS2
Franklin Alabama Tax-Free Income Fund
3/1/04-8/31/04

--------------------------------------------------------------------------------
                                                       DIVIDEND PER SHARE
                                                  ------------------------------
   MONTH                                           CLASS A            CLASS C
--------------------------------------------------------------------------------
   March                                          4.17 cents         3.71 cents
--------------------------------------------------------------------------------
   April                                          4.17 cents         3.71 cents
--------------------------------------------------------------------------------
   May                                            4.17 cents         3.71 cents
--------------------------------------------------------------------------------
   June                                           4.17 cents         3.67 cents
--------------------------------------------------------------------------------
   July                                           4.17 cents         3.67 cents
--------------------------------------------------------------------------------
   August                                         4.17 cents         3.67 cents
--------------------------------------------------------------------------------
   TOTAL                                         25.02 CENTS        22.14 CENTS
--------------------------------------------------------------------------------



August 31, 2004. An investor in the 2004 maximum combined federal and Alabama state personal income tax bracket of 38.25% would need to earn a distribution rate of 6.79% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Despite its history of conservative financial management and a large economic base, Alabama's recovery lagged the nation's. Statewide manufacturing declines, affecting a large portion of the employment base, played an important role in Alabama's economy. Still, Alabama showed small signs of growth. After three straight years of job losses, nonfarm employment recorded 0.8% gain in August 2004 from a year earlier. 3 Although jobless claims fell, the August 2004 unemployment rate remained high at 6.0%, above the 5.4% national average. 3 Income levels remained below the national average, but personal income increased by 5.5% in the first quarter of 2004. 3 In addition, exports from Alabama experienced steady growth resulting from the state's aggressive trade initiative in promoting Alabama goods to Latin American countries.

Alabama is prohibited by its constitution from incurring debt, allowing general obligation debt to be issued only through constitutional amendments. Its tax structure has little revenue-raising flexibility and consequently, mandatory

3. Source: Bureau of Labor Statistics.

                                                          Semiannual Report | 11

PORTFOLIO BREAKDOWN
Franklin Alabama Tax-Free Income Fund
8/31/04

----------------------------------------------------------
                                                % OF TOTAL
                                    LONG-TERM INVESTMENTS*
----------------------------------------------------------
  General Obligation                                 28.0%
----------------------------------------------------------
  Prerefunded                                        15.9%
----------------------------------------------------------
  Hospital & Health Care                             15.5%
----------------------------------------------------------
  Utilities                                          14.7%
----------------------------------------------------------
  Higher Education                                    6.6%
----------------------------------------------------------
  Corporate-Backed                                    6.1%
----------------------------------------------------------
  Tax-Supported                                       5.3%
----------------------------------------------------------
  Subject to Government Appropriations                4.6%
----------------------------------------------------------
  Transportation                                      2.4%
----------------------------------------------------------
  Housing                                             0.9%
----------------------------------------------------------

*Does not include short-term investments and other net assets.

across-the-board expenditure cutbacks and nonrecurring revenues are used to balance the budget when revenues fall short. Voters rejected a significant tax reform package proposed last year by the governor, placing added pressure on the legislature. Despite increased tax collections and the receipt of $75 million in federal fiscal relief funds, the outlook for fiscal year 2004 remained flat. 4 Expenditures such as Medicaid and education increased, but the state is attempting to control escalating Medicaid costs with its new Patient First program beginning in October.

Alabama's conservative fiscal policies have helped it maintain its AA rating from independent credit rating agency Standard & Poor's. 5 However, the debt was assigned a negative outlook, reflecting concerns associated with the state's weak financial condition and ongoing structural imbalance. Without a long-term solution or strong economic rebound to generate significant revenues, state leaders will likely continue to face challenges to restore fiscal balance and move away from reliance on nonrecurring revenues.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Thank you for your continued participation in Franklin Alabama Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

4. Source: Standard & Poor's, "Research: Public Finance Report Card: The U.S. States," RATINGSDIRECT, 4/12/04.

5. This does not indicate Standard & Poor's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

12 |  Semiannual Report

PERFORMANCE SUMMARY AS OF 8/31/04

FRANKLIN ALABAMA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.20            $11.56           $11.76
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2502
-------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.19            $11.65           $11.84
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2214


PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------
  CLASS A                              6-MONTH           1-YEAR          5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +0.52%           +7.01%         +33.19%           +73.74%
  Average Annual Total Return 2         -3.74%           +2.47%          +4.99%            +5.22%
  Avg. Ann. Total Return (9/30/04) 3                     +0.24%          +5.12%            +5.40%
     Distribution Rate 4                         4.19%
     Taxable Equivalent Distribution Rate 5      6.79%
     30-Day Standardized Yield 6                 3.38%
     Taxable Equivalent Yield 5                  5.47%
-----------------------------------------------------------------------------------------------------
  CLASS C                              6-MONTH           1-YEAR          5-YEAR    INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +0.34%           +6.47%         +29.68%           +59.67%
  Average Annual Total Return 2         -0.64%           +5.47%          +5.34%            +5.14%
  Avg. Ann. Total Return (9/30/04) 3                     +3.06%          +5.45%            +5.16%
     Distribution Rate 4                         3.79%
     Taxable Equivalent Distribution Rate 5      6.14%
     30-Day Standardized Yield 6                 3.00%
     Taxable Equivalent Yield 5                  4.86%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

                                                          Semiannual Report | 13

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and Alabama state personal income tax bracket of 38.25%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

14 |  Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN ALABAMA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

O Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

O Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period." IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                          Semiannual Report | 15

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------
                                        BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                  VALUE 2/29/04      VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,005.20                $3.63
-----------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,021.52                $3.66
-----------------------------------------------------------------------------------------------------
  CLASS C
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,003.40                $6.40
-----------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,018.75                $6.44

*Expenses are equal to the annualized expense ratio for each class (A: 0.72% and
C: 1.27%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

16 |  Semiannual Report

FRANKLIN FLORIDA TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Florida Tax-Free Income Fund seeks to provide high, current income exempt from federal income tax by investing at least 80% of its total assets in securities that pay interest free from such tax. 1 In addition, the Fund's shares are free from Florida's annual intangibles tax.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CREDIT QUALITY BREAKDOWN*
Franklin Florida Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/04**
AAA ........................................    56.8%
AA .........................................     6.3%
A ..........................................    15.9%
BBB ........................................     3.5%
Not Rated by S&P ...........................    17.5%

*Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.
RATINGS                 MOODY'S    FITCH    INTERNAL
AAA or Aaa                 7.2%       --     0.9%
AA or Aa                   0.8%       --       --
A                          1.8%     0.5%       --
BBB or Baa                 1.5%     3.0%     1.8%
-------------------------------------------------
Total                     11.3%     3.5%     2.7%

This semiannual report for Franklin Florida Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A

--------------------------------------------------------------------------------
  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 82.

                                                          Semiannual Report | 17

DIVIDEND DISTRIBUTIONS 2
Franklin Florida Tax-Free Income Fund
3/1/04-8/31/04

-------------------------------------------------------------------------------
                                            DIVIDEND PER SHARE
                               ------------------------------------------------
   MONTH                        CLASS A            CLASS B            CLASS C
-------------------------------------------------------------------------------
   March                       4.60 cents         4.05 cents         4.14 cents
-------------------------------------------------------------------------------
   April                       4.60 cents         4.05 cents         4.14 cents
-------------------------------------------------------------------------------
   May                         4.60 cents         4.05 cents         4.14 cents
-------------------------------------------------------------------------------
   June                        4.60 cents         3.97 cents         3.94 cents
-------------------------------------------------------------------------------
   July                        4.60 cents         3.97 cents         3.94 cents
-------------------------------------------------------------------------------
   August                      4.60 cents         3.97 cents         3.94 cents
-------------------------------------------------------------------------------
   TOTAL                      27.60 CENTS        24.06 CENTS        24.24 CENTS
-------------------------------------------------------------------------------

share price, as measured by net asset value, declined from $12.17 on February 29, 2004, to $11.92 on August 31, 2004. The Fund's Class A shares paid dividends totaling 27.60 cents per share for the same period. 2 The Performance Summary beginning on page 20 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.43%, based on an annualization of the current 4.60 cent per share dividend and the maximum offering price of $12.45 on August 31, 2004. An investor in the 2004 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.82% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

STATE UPDATE

Demonstrating much greater resiliency during the recent recession than in prior national downturns, Florida's service-focused economy continued to grow and outpace the nation as measured by employment, population and gross state product. Its leading tourism sector put Florida in a strong and competitive position in the Southeast. Although faced with international and domestic factors such as soft Central and South American economies, tourism uncertainty, stock market declines and weak consumer confidence, Florida's economy remained fundamentally strong. As of August 2004, nonfarm employment increased 2.1% from a year earlier, while the unemployment rate was 4.5%, below the 5.4% national average. 3


2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.


18 |  Semiannual Report

During this reporting period, Florida continued to actively manage its budget, maintaining a strong track record of stable revenue and intact reserves. Its bipartisan financial management framework with biannual review of current versus forecasted revenue has provided effective tools for managing its financial position during economic cycles. Florida's revenue base relied heavily on sales tax receipts and continued to perform well in 2004, unlike many other states. Major spending concentrated in education and human service programs. A constitutional budget stabilization reserve equal to 5% of general revenues was fully funded again in fiscal year 2005. 4

Independent credit rating agency Standard & Poor's assigned Florida's general obligation bonds a rating of AA+ with a stable outlook, reflecting the state's active budget management and solid reserves. 5

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Thank you for your continued participation in Franklin Florida Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

4. Source: Standard & Poor's, "Research: Florida; Tax Secured, General Obligation," RATINGSDIRECT, 6/28/04.
5. This does not indicate Standard & Poor's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Florida Tax-Free Income Fund
8/31/04

----------------------------------------------------------
                                                % OF TOTAL
                                    LONG-TERM INVESTMENTS*
----------------------------------------------------------
  Hospital & Health Care                             20.0%
----------------------------------------------------------
  Utilities                                          15.9%
----------------------------------------------------------
  Transportation                                     13.2%
----------------------------------------------------------
  Prerefunded                                        12.7%
----------------------------------------------------------
  Tax-Supported                                       9.0%
----------------------------------------------------------
  Other Revenue                                       7.8%
----------------------------------------------------------
  Subject to Government Appropriations                7.5%
----------------------------------------------------------
  General Obligation                                  6.9%
----------------------------------------------------------
  Housing                                             4.8%
----------------------------------------------------------
  Higher Education                                    2.2%

*Does not include short-term investments and other net assets.

                                                          Semiannual Report | 19

PERFORMANCE SUMMARY AS OF 8/31/04
FRANKLIN FLORIDA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.25            $11.92           $12.17
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2760
-------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.25            $12.00           $12.25
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2406
-------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.25            $12.05           $12.30
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2424

20 |  Semiannual Report

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------
  CLASS A                              6-MONTH           1-YEAR          5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +0.31%           +6.86%         +34.91%           +78.94%
  Average Annual Total Return 2         -3.95%           +2.31%          +5.26%            +5.54%
  Avg. Ann. Total Return (9/30/04) 3                     +0.41%          +5.48%            +5.70%
     Distribution Rate 4                         4.43%
     Taxable Equivalent Distribution Rate 5      6.82%
     30-Day Standardized Yield 6                 3.84%
     Taxable Equivalent Yield 5                  5.91%
-----------------------------------------------------------------------------------------------------
  CLASS B                              6-MONTH           1-YEAR          3-YEAR    INCEPTION (2/1/00)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +0.01%           +6.29%         +14.88%           +35.53%
  Average Annual Total Return 2         -3.91%           +2.29%          +3.81%            +6.51%
  Avg. Ann. Total Return (9/30/04) 3                     +0.32%          +4.16%            +6.55%
     Distribution Rate 4                         4.04%
     Taxable Equivalent Distribution Rate 5      6.22%
     30-Day Standardized Yield 6                 3.47%
     Taxable Equivalent Yield 5                  5.34%
-----------------------------------------------------------------------------------------------------
  CLASS C                              6-MONTH           1-YEAR          5-YEAR    INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +0.02%           +6.27%         +31.33%           +64.22%
  Average Annual Total Return 2         -0.96%           +5.27%          +5.60%            +5.46%
  Avg. Ann. Total Return (9/30/04) 3                     +3.23%          +5.83%            +5.48%
     Distribution Rate 4                         3.98%
     Taxable Equivalent Distribution Rate 5      6.12%
     30-Day Standardized Yield 6                 3.48%
     Taxable Equivalent Yield 5                  5.35%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 21

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/04.
5. Taxable equivalent distribution rate and yield assume the 2004 maximum federal income tax rate of 35.00%.
6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

22 |  Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN FLORIDA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

O Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
O Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                          Semiannual Report | 23

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------
                                        BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                  VALUE 2/29/04      VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,003.10                $3.07
  Hypothetical (5% return before expenses)    $1,000            $1,022.07                $3.10
-----------------------------------------------------------------------------------------------------
  CLASS B
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,000.10                $5.83
  Hypothetical (5% return before expenses)    $1,000            $1,019.30                $5.89
-----------------------------------------------------------------------------------------------------
  CLASS C
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,000.20                $5.83
  Hypothetical (5% return before expenses)    $1,000            $1,019.30                $5.89

*Expenses are equal to the annualized expense ratio for each class (A: 0.61%, B:
1.16% and C: 1.16%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


24 |  Semiannual Report

FRANKLIN GEORGIA TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Georgia Tax-Free Income Fund seeks to provide high, current income exempt from federal and Georgia state personal income taxes by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CREDIT QUALITY BREAKDOWN*
Franklin Georgia Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/04**
AAA ..........................................  58.0%
AA ...........................................  17.2%
A ............................................   3.3%
BBB ..........................................   5.9%
Not Rated by S&P .............................  15.6%


*Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS                           MOODY'S
AAA or Aaa                          11.0%
AA or Aa                             2.7%
BBB or Baa                           1.0%
Below Investment Grade               0.9%
-----------------------------------------
Total                               15.6%

This semiannual report for Franklin Georgia Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $12.27 on February 29, 2004, to $12.04 on August 31, 2004. The Fund's Class A shares paid dividends

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 92.

-------------------------------------------------------------------------------
  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
-------------------------------------------------------------------------------

                                                          Semiannual Report | 25

DIVIDEND DISTRIBUTIONS 2
Franklin Georgia Tax-Free Income Fund
3/1/04-8/31/04

-------------------------------------------------------------------------------
                                                        DIVIDEND PER SHARE
                                                  -----------------------------
   MONTH                                           CLASS A            CLASS C
-------------------------------------------------------------------------------
   March                                          4.39 cents         3.85 cents
-------------------------------------------------------------------------------
   April                                          4.39 cents         3.85 cents
-------------------------------------------------------------------------------
   May                                            4.39 cents         3.85 cents
-------------------------------------------------------------------------------
   June                                           4.39 cents         3.84 cents
-------------------------------------------------------------------------------
   July                                           4.39 cents         3.84 cents
-------------------------------------------------------------------------------
   August                                         4.39 cents         3.84 cents
-------------------------------------------------------------------------------
   TOTAL                                         26.34 CENTS        23.07 CENTS
-------------------------------------------------------------------------------


totaling 26.34 cents per share for the same period. 2 The Performance Summary beginning on page 28 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.19%, based on an annualization of the current 4.39 cent per share dividend and the maximum offering price of $12.57 on August 31, 2004. An investor in the 2004 maximum combined federal and Georgia state personal income tax bracket of 38.90% would need to earn a distribution rate of 6.86% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Georgia's broad-based economy recovered from the recession at a pace in line with the national rate. Jobs and economic activity concentrated around the Atlanta metropolitan area, whose recent growth had the potential to add momentum to the rebounding hospitality, business travel and convention industries. Although exposed to the large textiles and apparel sector's steady decline, Georgia focused more on trade, service and transportation, benefiting from diversification during the 1990s. Sectors such as telecommunications, transportation and retail recorded job losses, balanced by growth in health and education services. The presence of military bases and defense contractors also served to stabilize the state's economy. As of August 2004, nonfarm employment grew 0.9% from a year earlier and the unemployment rate was 4.2%, considerably lower than the 5.4% national rate. 3

2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.


26 |  Semiannual Report

After a difficult year of escalating health and human services costs and revenue below forecasts, Georgia's financial picture finally improved at the end of its fiscal year 2004. Timely spending adjustments including staff cuts and agency budget reductions were put in place early on. The state was aggressive in monitoring revenues and adjusting spending levels to bring about fiscal balance. Although depleting the near $400 million reserve, Georgia planned to rebuild reserves to the maximum level (1% of net revenues) partly because of renewed revenue growth. 4 In addition, a low overall debt burden, attractive business climate and low average cost of living continued to support the recovering economy.

Independent credit rating agencies Standard & Poor's and Moody's Investors Service assigned Georgia's general obligation bonds their highest ratings of AAA and Aaa with a stable outlook. 5 The ratings reflect the state's practice of fiscal conservatism and strong oversight. Improved financials positioned the state to meet revenue estimates and replenish reserves.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Thank you for your continued participation in Franklin Georgia Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

4. Source: Moody's Investors Service, "New Issue: Georgia (State of)," 7/30/04.
5. These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Georgia Tax-Free Income Fund
8/31/04

----------------------------------------------------------
                                                % OF TOTAL
                                    LONG-TERM INVESTMENTS*
----------------------------------------------------------
  Utilities                                          24.0%
----------------------------------------------------------
  Hospital & Health Care                             16.7%
----------------------------------------------------------
  Higher Education                                   15.4%
----------------------------------------------------------
  Housing                                            12.8%
----------------------------------------------------------
  Subject to Government Appropriations                8.0%
----------------------------------------------------------
  Prerefunded                                         7.4%
----------------------------------------------------------
  General Obligation                                  5.1%
----------------------------------------------------------
  Other Revenue                                       3.7%
----------------------------------------------------------
  Tax-Supported                                       2.7%
----------------------------------------------------------
  Transportation                                      2.5%
----------------------------------------------------------
  Corporate-Backed                                    1.7%

*Does not include short-term investments and other net assets.

                                                          Semiannual Report | 27

PERFORMANCE SUMMARY AS OF 8/31/04
FRANKLIN GEORGIA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.23            $12.04           $12.27
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2634
-------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.23            $12.14           $12.37
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2307



PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------
  CLASS A                              6-MONTH           1-YEAR          5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +0.37%           +7.03%         +33.46%           +74.03%
  Average Annual Total Return 2         -3.86%           +2.50%          +5.03%            +5.24%
  Avg. Ann. Total Return (9/30/04) 3                     +0.19%          +5.22%            +5.41%
     Distribution Rate 4                         4.19%
     Taxable Equivalent Distribution Rate 5      6.86%
     30-Day Standardized Yield 6                 3.75%
     Taxable Equivalent Yield 5                  6.14%
-----------------------------------------------------------------------------------------------------
  CLASS C                              6-MONTH           1-YEAR          5-YEAR    INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +0.09%           +6.47%         +29.90%           +59.86%
  Average Annual Total Return 2         -0.89%           +5.47%          +5.37%            +5.15%
  Avg. Ann. Total Return (9/30/04) 3                     +3.07%          +5.58%            +5.18%
     Distribution Rate 4                         3.80%
     Taxable Equivalent Distribution Rate 5      6.22%
     30-Day Standardized Yield 6                 3.38%
     Taxable Equivalent Yield 5                  5.53%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


28 |  Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and Georgia state personal income tax bracket of 38.90%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

                                                          Semiannual Report | 29

YOUR FUND'S EXPENSES
FRANKLIN GEORGIA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

O Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
O Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

30 |  Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------
                                        BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                  VALUE 2/29/04      VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,003.70                $3.73
  Hypothetical (5% return before expenses)    $1,000            $1,021.42                $3.76
-----------------------------------------------------------------------------------------------------
  CLASS C
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,000.90                $6.49
-----------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,018.65                $6.55

*Expenses are equal to the annualized expense ratio for each class (A: 0.74% and
C: 1.29%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 31

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Kentucky Tax-Free Income Fund seeks to provide high, current income exempt from federal and Kentucky state personal income taxes by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CREDIT QUALITY BREAKDOWN*

Franklin Kentucky Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/04**
AAA ..........................................  31.1%
AA ...........................................  12.5%
A ............................................  19.5%
BBB ..........................................   5.3%
Below Investment Grade .......................   2.5%
Not Rated by S&P .............................  29.1%


*Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS                           MOODY'S
AAA or Aaa                          22.0%
AA or Aa                             6.2%
BBB or Baa                           0.9%
-----------------------------------------
Total                               29.1%

This semiannual report for Franklin Kentucky Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $11.51 on February 29, 2004, to $11.29 on August 31, 2004. The Fund's Class A shares paid dividends

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 96.

-------------------------------------------------------------------------------
  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
-------------------------------------------------------------------------------

32 |  Semiannual Report
totaling 24.45 cents per share for the same period. 2 The Performance Summary beginning on page 35 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.07%. An investor in the 2004 maximum combined federal and Kentucky state personal income tax bracket of 38.90% would need to earn a distribution rate of 6.66% from a taxable investment to match the Fund's Class A tax-free distribution rate.

COMMONWEALTH UPDATE

Kentucky saw improved economic conditions and positive job growth during this reporting period. The expanding services sector compensated in part for the weak manufacturing sector with concentration in consumer durables. Sectors such as agriscience research and coal mining created new opportunities and reduced dependence on manufacturing. With its recovery rate trending close to the nation's, however, Kentucky's economy was limited by weakened consumer sentiment fueled by increasing personal bankruptcies and foreclosures. Through August 2004, nonfarm employment grew 0.8% from a year earlier, driven by construction and services sectors. 3 The August 2004 unemployment rate dropped to 5.1%, lower than the 5.4% national rate. 3

Uncertainty loomed over Kentucky's overall fiscal picture. The commonwealth failed to adopt a budget prior to the start of the 2005-2006 biennial fiscal year for the second consecutive time, and instead, it operated under the governor's emergency public services continuation plan that authorized expenditures and payment of debt service to avoid a shutdown. This transitory spending plan did not allow new capital spending, weakening the commonwealth's financial position and diminishing liquidity. Putting the budget predicament aside, Kentucky was in the process of rebounding from substantial revenue shortfalls in the past, resulting in diminished reserves and utilization of one-time transfers to bridge budget gaps. During early fiscal year 2004, the governor implemented a budget reduction order in response to weak revenue estimates. Driven by growth in income, sales and coal severance tax receipts along with proceeds from the tobacco settlement, revenues in the second half of the year improved markedly.

Independent credit rating agency Standard & Poor's assigned Kentucky with an issuer credit rating of AA- with a stable outlook. 4 The rating reflected the commonwealth's budgetary imbalance and deteriorating financial flexibility. The stable outlook was in jeopardy because of the uncertain budget situation.

DIVIDEND DISTRIBUTIONS 2
Franklin Kentucky Tax-Free
Income Fund - Class A
3/1/04-8/31/04

---------------------------------------------------------
  MONTH                                DIVIDEND PER SHARE
---------------------------------------------------------
  March                                        4.15 cents
---------------------------------------------------------
  April                                        4.15 cents
---------------------------------------------------------
  May                                          4.15 cents
---------------------------------------------------------
  June                                         4.00 cents
---------------------------------------------------------
  July                                         4.00 cents
---------------------------------------------------------
  August                                       4.00 cents
---------------------------------------------------------
  TOTAL                                       24.45 CENTS



2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. This does not indicate Standard & Poor's rating of the Fund.

                                                          Semiannual Report | 33

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

The Fund was subject to bond calls during the period under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher-coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

Thank you for your continued participation in Franklin Kentucky Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Kentucky Tax-Free Income Fund
8/31/04

----------------------------------------------------------
                                                % OF TOTAL
                                    LONG-TERM INVESTMENTS*
----------------------------------------------------------
  Subject to Government Appropriations               33.2%
----------------------------------------------------------
  Utilities                                          24.6%
----------------------------------------------------------
  Other Revenue                                       9.3%
----------------------------------------------------------
  Prerefunded                                         9.0%
----------------------------------------------------------
  General Obligation                                  8.1%
----------------------------------------------------------
  Hospital & Health Care                              7.5%
----------------------------------------------------------
  Transportation                                      4.5%
----------------------------------------------------------
  Tax-Supported                                       2.0%
----------------------------------------------------------
  Corporate-Backed                                    1.4%
----------------------------------------------------------
  Housing                                             0.4%

*Does not include short-term investments and other net assets.

34 |  Semiannual Report

PERFORMANCE SUMMARY AS OF 8/31/04
FRANKLIN KENTUCKY TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.22            $11.29           $11.51
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2445




PERFORMANCE 1

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

---------------------------------------------------------------------------------------------------------------------------
  CLASS A                              6-MONTH           1-YEAR          5-YEAR           10-YEAR
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 2             +0.30%           +7.45%         +32.51%           +78.92%
---------------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 3         -3.96%           +2.86%          +4.88%            +5.53%
---------------------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 4                     +0.05%          +5.03%            +5.83%
---------------------------------------------------------------------------------------------------------------------------
     Distribution Rate 5                         4.07%
---------------------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 6      6.66%
---------------------------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 7                 3.85%
---------------------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 6                  6.30%


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 35

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

1. The Fund's manager has agreed in advance to waive a portion of its management fees, which reduces operating expenses and increases distribution rate, yield and total return to shareholders. Without this waiver, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 3.82%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current maximum sales charge. Six-month return has not been annualized.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the 4.00 cent per share current monthly dividend and the maximum offering price of $11.79 per share on 8/31/04.

6. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and Kentucky state personal income tax bracket of 38.90%, based on the federal income tax rate of 35.00%.

7. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

36 |  Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

O Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
O Ongoing Fund costs, including management fees, distribution and service
  (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                          Semiannual Report | 37

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------
                                        BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                  VALUE 2/29/04      VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,003.00                $3.37
-----------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,021.77                $3.40

*Expenses are equal to the annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

38 |  Semiannual Report

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Louisiana Tax-Free Income Fund seeks to provide high, current income exempt from federal and Louisiana state personal income taxes by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

CREDIT QUALITY BREAKDOWN*
Franklin Louisiana Tax-Free Income Fund
8/31/04

--------------------------------------------------------------------------------
                                                                % OF TOTAL
   RATINGS                                               LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
   AAA                                                                  68.9%
--------------------------------------------------------------------------------
   AA                                                                    0.9%
--------------------------------------------------------------------------------
   A                                                                     4.5%
--------------------------------------------------------------------------------
   BBB                                                                 10.8%
--------------------------------------------------------------------------------
   Below Investment Grade                                                5.9%
--------------------------------------------------------------------------------
   Not Rated by S&P                                                      9.0%

*Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Ratings for securities not rated by S&P are in the table below.
**Does not include short-term investments and other net assets.

RATINGS                           MOODY'S
AAA or Aaa                          7.6%
A                                   1.4%
----------------------------------------
Total                               9.0%

--------------------------------------------------------------------------------

This semiannual report for Franklin Louisiana Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $11.81 on February 29, 2004, to $11.62 on August 31, 2004. The Fund's Class A shares paid dividends totaling 25.68 cents per share for the same period. 2 The Performance Summary

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.
2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 101.

-------------------------------------------------------------------------------
  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
-------------------------------------------------------------------------------

                                                          Semiannual Report | 39

DIVIDEND DISTRIBUTIONS *
Franklin Louisiana Tax-Free Income Fund
3/1/04-8/31/04

-------------------------------------------------------------------------------
                                                        DIVIDEND PER SHARE
-------------------------------------------------------------------------------
   MONTH                                           CLASS A            CLASS C
-------------------------------------------------------------------------------
   March                                          4.30 cents         3.74 cents
-------------------------------------------------------------------------------
   April                                          4.30 cents         3.74 cents
-------------------------------------------------------------------------------
   May                                            4.30 cents         3.74 cents
-------------------------------------------------------------------------------
   June                                           4.26 cents         3.73 cents
-------------------------------------------------------------------------------
   July                                           4.26 cents         3.73 cents
-------------------------------------------------------------------------------
   August                                         4.26 cents         3.73 cents
-------------------------------------------------------------------------------
   TOTAL                                         25.68 CENTS        22.41 CENTS
-------------------------------------------------------------------------------

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

beginning on page 42 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.21%, based on an annualization of the current 4.26 cent per share dividend and the maximum offering price of $12.14 on August 31, 2004. An investor in the 2004 maximum combined federal and Louisiana state personal income tax bracket of 38.90% would need to earn a distribution rate of 6.89% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Louisiana's cyclical economy, dependent on oil and gas for employment and income, grew at a sluggish pace behind the national rate. Its major oil production and chemical manufacturing sectors benefited from high commodity prices but continued to face volatility and weaknesses as prices fluctuated. As of August 2004, Louisiana's nonfarm employment gained a positive 0.8% from a year earlier in government, construction and health and social services sectors, offsetting declines in professional and business services, and natural resources and mining sectors. 3 Unemployment in August 2004 dropped to 5.0%, lower than the 5.4% national average. 3

Louisiana delivered an improved financial picture in fiscal year 2004, gaining from efforts to match recurring expenditures to recurring revenues, build a solid reserve level and reduce its debt burden. Medicaid expenditures, while under control,

3. Source: Bureau of Labor Statistics.


40 |  Semiannual Report
remained high along with spending on education. Budget performance was positive with higher-than-projected revenues, primarily from greater mineral revenues and severance tax collections resulting from higher oil and natural gas prices. Addressing budget gaps in fiscal year 2005, the state implemented staff cuts, reinstated temporary sales tax and redirected a portion of mineral revenues to the general fund with the risk of depleting reserves. In absence of the one-time federal aid infusion in fiscal year 2004, Louisiana did not make significant improvement in the structurally weak budget, which relied on temporary measures and continued to face financial pressures.

Independent credit rating agency Standard & Poor's assigned Louisiana's general obligation (GO) bonds an A+ rating with a stable outlook. 4 The rating reflected the state's improved financial condition based on disciplined budget management.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

The Fund was subject to bond calls during the period under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher-coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

Thank you for your continued participation in Franklin Louisiana Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

4. This does not indicate Standard & Poor's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Louisiana Tax-Free Income Fund
8/31/04

----------------------------------------------------------
                                                % OF TOTAL
                                    LONG-TERM INVESTMENTS*
----------------------------------------------------------
  Tax-Supported                                      15.8%
----------------------------------------------------------
  Higher Education                                   14.4%
----------------------------------------------------------
  Utilities                                          13.3%
----------------------------------------------------------
  Prerefunded                                        10.4%
----------------------------------------------------------
  Hospital & Health Care                              9.5%
----------------------------------------------------------
  Subject to Government Appropriations                9.4%
----------------------------------------------------------
  Other Revenue                                       7.9%
----------------------------------------------------------
  General Obligation                                  7.2%
----------------------------------------------------------
  Housing                                             5.6%
----------------------------------------------------------
  Corporate-Backed                                    3.4%
----------------------------------------------------------
  Transportation                                      3.1%

*Does not include short-term investments and other net assets.

                                                          Semiannual Report | 41

PERFORMANCE SUMMARY AS OF 8/31/04

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.19            $11.62           $11.81
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2568
-------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.19            $11.72           $11.91
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2241



PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------
  CLASS A                              6-MONTH           1-YEAR          5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +0.66%           +7.57%         +35.37%           +77.38%
  Average Annual Total Return 2         -3.59%           +3.01%          +5.32%            +5.44%
  Avg. Ann. Total Return (9/30/04) 3                     +0.60%          +5.45%            +5.58%
     Distribution Rate 4                         4.21%
     Taxable Equivalent Distribution Rate 5      6.89%
     30-Day Standardized Yield 6                 3.64%
     Taxable Equivalent Yield 5                  5.96%
-----------------------------------------------------------------------------------------------------
  CLASS C                              6-MONTH           1-YEAR          5-YEAR    INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +0.36%           +6.98%         +31.72%           +63.94%
  Average Annual Total Return 2         -0.62%           +5.98%          +5.67%            +5.44%
  Avg. Ann. Total Return (9/30/04) 3                     +3.48%          +5.82%            +5.45%
     Distribution Rate 4                         3.83%
     Taxable Equivalent Distribution Rate 5      6.27%
     30-Day Standardized Yield 6                 3.26%
     Taxable Equivalent Yield 5                  5.34%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


42 |  Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and Louisiana state personal income tax bracket of 38.90%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

                                                          Semiannual Report | 43

YOUR FUND'S EXPENSES

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

O Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

O Ongoing Fund costs, including management fees, distribution and service
  (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

44 |  Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------
                                        BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                  VALUE 2/29/04      VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,006.60                $3.68
-----------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,021.47                $3.71
-----------------------------------------------------------------------------------------------------
  CLASS C
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,003.60                $6.45
-----------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,018.70                $6.50


*Expenses are equal to the annualized expense ratio for each class (A: 0.73% and
C: 1.28%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 45

FRANKLIN MARYLAND TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Maryland Tax-Free Income Fund seeks to provide high, current income exempt from federal and Maryland state and local personal income taxes by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CREDIT QUALITY BREAKDOWN*

Franklin Maryland Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/04**
AAA ..........................................  47.9%
AA ...........................................  20.1%
A ............................................  10.7%
BBB ..........................................   5.4%
Not Rated by S&P .............................  15.9%


*Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS                  MOODY'S INTERNAL
AAA or Aaa                 4.1%        --
AA or Aa                   3.7%        --
A                          3.4%        --
BBB or Baa                 3.3%      1.4%
-----------------------------------------
Total                     14.5%      1.4%

This semiannual report for Franklin Maryland Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $11.93 on February 29, 2004, to $11.71 on August 31, 2004. The Fund's Class A shares paid dividends

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 106.

-------------------------------------------------------------------------------
  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
-------------------------------------------------------------------------------

46 |  Semiannual Report

DIVIDEND DISTRIBUTIONS 2
Franklin Maryland Tax-Free Income Fund
3/1/04-8/31/04

-------------------------------------------------------------------------------
                                                        DIVIDEND PER SHARE
                                                  -----------------------------
   MONTH                                           CLASS A            CLASS C
-------------------------------------------------------------------------------
   March                                          4.30 cents         3.71 cents
-------------------------------------------------------------------------------
   April                                          4.30 cents         3.71 cents
-------------------------------------------------------------------------------
   May                                            4.30 cents         3.71 cents
-------------------------------------------------------------------------------
   June                                           4.27 cents         3.74 cents
-------------------------------------------------------------------------------
   July                                           4.27 cents         3.74 cents
-------------------------------------------------------------------------------
   August                                         4.27 cents         3.74 cents
-------------------------------------------------------------------------------
   TOTAL                                         25.71 CENTS        22.35 CENTS
-------------------------------------------------------------------------------




totaling 25.71 cents per share for the same period. 2 The Performance Summary beginning on page 49 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.19%, based on an annualization of the current 4.27 cent per share dividend and the maximum offering price of $12.23 on August 31, 2004. An investor in the 2004 maximum combined federal and Maryland state and local personal income tax bracket of 40.17% would need to earn a distribution rate of 7.00% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Maryland's economy rebounded strongly in 2004, once again outperforming the nation in many areas. Its well-diversified economic base, anchored by services, trade and government sectors, consistently delivered positive employment growth between 2001 and 2003, while many other states were in negative territory during the same period. Growth in high technology, high-wage manufacturing, government, tourism, business and health services fueled the rebound and offset the telecommunications and technology sector weakness. Health institution and biotechnology companies also added to the diversification. As of August 2004, Maryland gained 2.1% in nonfarm employment compared with a year earlier. 3 The unemployment rate was 4.3%, still lower than the 5.4% national average. 3 Residential building activity remained strong, with positive housing starts and double-digit growth in home sales and prices in the past two years.

2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.


                                                          Semiannual Report | 47

PORTFOLIO BREAKDOWN
Franklin Maryland Tax-Free Income Fund
8/31/04

----------------------------------------------------------
                                                % OF TOTAL
                                    LONG-TERM INVESTMENTS*
----------------------------------------------------------
  Hospital & Health Care                             23.4%
----------------------------------------------------------
  Prerefunded                                        16.0%
----------------------------------------------------------
  Utilities                                          12.8%
----------------------------------------------------------
  Higher Education                                   12.4%
----------------------------------------------------------
  Transportation                                     11.9%
----------------------------------------------------------
  General Obligation                                  9.5%
----------------------------------------------------------
  Housing                                             5.8%
----------------------------------------------------------
  Subject to Government Appropriations                5.7%
----------------------------------------------------------
  Tax-Supported                                       1.4%
----------------------------------------------------------
  Other Revenue                                       0.6%
----------------------------------------------------------
  Corporate-Backed                                    0.5%

*Does not include short-term investments and other net assets.

After two years of reducing costs and shifting spending priorities to address revenue weakness, Maryland generated an estimated $230 million surplus in fiscal year 2004. 4 Driven by increased income and sales tax receipts, general fund revenues exceeded projections amid improving consumer and business confidence. The enacted fiscal year 2005 budget also appeared to surpass expectations, but spending pressures from K-12 education and Medicaid remained for upcoming years. Maryland's sound financial management implemented cost cutting measures including a hiring freeze and staff reductions and identified possible new revenue sources. The ability to maintain the statutory 5% reserve level in the tight budgetary climate of the past few years indicated the state economy's strength and stability.

Independent credit rating agencies Standard & Poor's and Moody's Investors Service assigned Maryland's general obligation bonds the highest ratings of AAA and Aaa with a stable outlook. 5 The AAA rating, held for more than 30 years through various economic cycles, substantiated Maryland's long history of balanced budgets and sound liquidity.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

The Fund was subject to bond calls during the period under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher-coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

Thank you for your continued participation in Franklin Maryland Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

4. Source: Standard & Poor's, "Research: Maryland; Tax Secured, General Obligation," RATINGSDIRECT, 7/15/04.
5. These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

48 |  Semiannual Report

PERFORMANCE SUMMARY AS OF 8/31/04

FRANKLIN MARYLAND TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.22            $11.71           $11.93
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2571
-------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.21            $11.84           $12.05
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2235



PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------
  CLASS A                              6-MONTH           1-YEAR          5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +0.40%           +6.29%         +34.59%           +79.15%
  Average Annual Total Return 2         -3.87%           +1.79%          +5.20%            +5.55%
  Avg. Ann. Total Return (9/30/04) 3                     +0.10%          +5.38%            +5.74%
     Distribution Rate 4                         4.19%
     Taxable Equivalent Distribution Rate 5      7.00%
     30-Day Standardized Yield 6                 3.61%
     Taxable Equivalent Yield 5                  6.03%
-----------------------------------------------------------------------------------------------------
  CLASS C                              6-MONTH           1-YEAR          5-YEAR    INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +0.10%           +5.70%         +31.02%           +64.47%
  Average Annual Total Return 2         -0.88%           +4.70%          +5.55%            +5.47%
  Avg. Ann. Total Return (9/30/04) 3                     +2.97%          +5.73%            +5.49%
     Distribution Rate 4                         3.80%
     Taxable Equivalent Distribution Rate 5      6.35%
     30-Day Standardized Yield 6                 3.22%
     Taxable Equivalent Yield 5                  5.38%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 49

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and Maryland state and local personal income tax bracket of 40.17%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.


50 |  Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN MARYLAND TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

O Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
O Ongoing Fund costs, including management fees, distribution and service
  (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                          Semiannual Report | 51

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------
                                        BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                  VALUE 2/29/04      VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,004.00                $3.53
-----------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,021.62                $3.56
-----------------------------------------------------------------------------------------------------
  CLASS C
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,001.00                $6.29
-----------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,018.85                $6.34

*Expenses are equal to the annualized expense ratio for each class (A: 0.70% and
C: 1.25%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


52 |  Semiannual Report

FRANKLIN MISSOURI TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Missouri Tax-Free Income Fund seeks to provide high, current income exempt from federal and Missouri state personal income taxes by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

CREDIT QUALITY BREAKDOWN*
Franklin Missouri Tax-Free Income Fund
8/31/04

--------------------------------------------------------------------------------
                                                                % OF TOTAL
   RATINGS                                               LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
   AAA                                                                  37.1%
--------------------------------------------------------------------------------
   AA                                                                   21.3%
--------------------------------------------------------------------------------
   A                                                                    17.8%
--------------------------------------------------------------------------------
   BBB                                                                   4.0%
--------------------------------------------------------------------------------
   Below Investment Grade                                                0.8%
--------------------------------------------------------------------------------
   Not Rated by S&P                                                     19.0%

*Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS                 MOODY'S    FITCH    INTERNAL
AAA or Aaa                11.5%       --       --
A                            --     1.8%       --
BBB or Baa                 2.7%     0.3%     2.7%
-------------------------------------------------
Total                     14.2%     2.1%     2.7%

This semiannual report for Franklin Missouri Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $12.44 on February 29, 2004, to $12.18 on August 31, 2004. The Fund's Class A shares paid dividends totaling 26.82 cents per share for the same period. 2 The Performance Summary

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.
2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 112.


  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

                                                          Semiannual Report | 53

DIVIDEND DISTRIBUTIONS *
Franklin Missouri Tax-Free Income Fund
3/1/04-8/31/04

-------------------------------------------------------------------------------
                                                       DIVIDEND PER SHARE
                                                  -----------------------------
   MONTH                                           CLASS A            CLASS C
-------------------------------------------------------------------------------
   March                                          4.47 cents         3.91 cents
-------------------------------------------------------------------------------
   April                                          4.47 cents         3.91 cents
-------------------------------------------------------------------------------
   May                                            4.47 cents         3.91 cents
-------------------------------------------------------------------------------
   June                                           4.47 cents         3.91 cents
-------------------------------------------------------------------------------
   July                                           4.47 cents         3.91 cents
-------------------------------------------------------------------------------
   August                                         4.47 cents         3.91 cents
-------------------------------------------------------------------------------
   TOTAL                                         26.82 CENTS        23.46 CENTS
-------------------------------------------------------------------------------

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

beginning on page 56 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.22%, based on an annualization of the current 4.47 cent per share dividend and the maximum offering price of $12.72 on August 31, 2004. An investor in the 2004 maximum combined federal and Missouri state personal income tax bracket of 38.90% would need to earn a distribution rate of 6.91% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Missouri's strong and diverse economy fared well in the face of the slow national recovery, returning to expansion at a more rapid pace than many other Midwestern states heavily dependent on the manufacturing sector. Despite a still sizable manufacturing component, the state shifted its core focus to services from goods production in recent years. Top employment sectors in 2003 were trade, transportation and utilities, government, and educational and health services, and thus manufacturing job losses had a limited effect on the state's overall employment picture. Through August 2004, nonfarm payrolls grew 1.1% from a year earlier, driven by the state's top sectors and a growing leisure and hospitality industry. 3 The August 2004 unemployment rate rose to 5.5%, nearly comparable to the 5.4% national rate. 3 Missouri continued to attract companies with its lower-than-

3. Source: Bureau of Labor Statistics.


54 |  Semiannual Report
national-average business costs, but business expenses and labor costs grew considerably in recent years.

Missouri has a long tradition of disciplined fiscal management, with midyear review efforts to promptly address revenue shortfalls and preserve balanced operations. Revenues, although lower than peak levels of the 1990s, remained robust, equalizing the constitutional revenue limit that restrained tax increases and allowed tax refunds under specified conditions. New recurring revenues from increases in gaming, casino and cigarette taxes and an income tax surcharge were proposed for the fiscal year 2005 budget, to reduce reliance on transfers and other nonrecurring revenues. Along with a fully funded reserve, Missouri balanced its fiscal year 2004 budget with additional help from federal fiscal relief. Although it has risen over the past five years, the state's debt burden relative to personal income remained well below the national median.

Independent credit rating agencies Standard & Poor's and Moody's Investors Service assigned Missouri's general obligation bonds their highest ratings of AAA and Aaa with a stable outlook. 4 The ratings, held for more than 30 years through various economic cycles, indicated Missouri's excellent financial management, low debt levels and financial flexibility.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Thank you for your continued participation in Franklin Missouri Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

4. These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Missouri Tax-Free Income Fund
8/31/04

----------------------------------------------------------
                                                % OF TOTAL
                                    LONG-TERM INVESTMENTS*
----------------------------------------------------------
  Hospital & Health Care                             23.2%
----------------------------------------------------------
  Higher Education                                   14.7%
----------------------------------------------------------
  Transportation                                     11.5%
----------------------------------------------------------
  General Obligation                                 10.3%
----------------------------------------------------------
  Utilities                                           9.3%
----------------------------------------------------------
  Prerefunded                                         7.8%
----------------------------------------------------------
  Other Revenue                                       6.4%
----------------------------------------------------------
  Subject to Government Appropriations                4.8%
----------------------------------------------------------
  Tax-Supported                                       4.8%
----------------------------------------------------------
  Corporate-Backed                                    3.6%
----------------------------------------------------------
  Housing                                             3.6%

*Does not include short-term investments and other net assets.

                                                          Semiannual Report | 55

PERFORMANCE SUMMARY AS OF 8/31/04

FRANKLIN MISSOURI TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.26            $12.18           $12.44
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2682
-------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.25            $12.25           $12.50
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2346



PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------
  CLASS A                              6-MONTH           1-YEAR          5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +0.16%           +6.77%         +34.88%           +78.83%
  Average Annual Total Return 2         -4.08%           +2.23%          +5.25%            +5.53%
  Avg. Ann. Total Return (9/30/04) 3                     +0.28%          +5.41%            +5.73%
     Distribution Rate 4                         4.22%
     Taxable Equivalent Distribution Rate 5      6.91%
     30-Day Standardized Yield 6                 3.87%
     Taxable Equivalent Yield 5                  6.33%
-----------------------------------------------------------------------------------------------------
  CLASS C                              6-MONTH           1-YEAR          5-YEAR    INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             -0.05%           +6.21%         +31.28%           +64.18%
  Average Annual Total Return 2         -1.03%           +5.21%          +5.59%            +5.45%
  Avg. Ann. Total Return (9/30/04) 3                     +3.19%          +5.78%            +5.47%
     Distribution Rate 4                         3.83%
     Taxable Equivalent Distribution Rate 5      6.27%
     30-Day Standardized Yield 6                 3.50%
     Taxable Equivalent Yield 5                  5.73%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


56 |  Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and Missouri state personal income tax bracket of 38.90%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

                                                          Semiannual Report | 57

YOUR FUND'S EXPENSES

FRANKLIN MISSOURI TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

O Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
O Ongoing Fund costs, including management fees, distribution and service
  (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

58 |  Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------
                                        BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                  VALUE 2/29/04      VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,001.60                $3.37
-----------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,021.77                $3.40
-----------------------------------------------------------------------------------------------------
  CLASS C
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000              $999.50                $6.13
-----------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,019.00                $6.19

*Expenses are equal to the annualized expense ratio for each class (A: 0.67% and
C: 1.22%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 59

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin North Carolina Tax-Free Income Fund seeks to provide high, current income exempt from federal and North Carolina state personal income taxes by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CREDIT QUALITY BREAKDOWN*
Franklin North Carolina Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/04**
AAA ..........................................  53.6%
AA ...........................................  13.5%
A ............................................  12.0%
BBB ..........................................  11.1%
Not Rated by S&P .............................   9.8%


*Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS                  MOODY'S INTERNAL
AAA or Aaa                 4.6%        --
A                          2.0%        --
BBB or Baa                 3.0%      0.2%
-----------------------------------------
Total                      9.6%      0.2%

This semiannual report for Franklin North Carolina Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $12.42 on February 29, 2004, to $12.24 on August 31, 2004. The Fund's Class A shares paid dividends

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 119.


  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

60 |  Semiannual Report

DIVIDEND DISTRIBUTIONS 2
Franklin North Carolina Tax-Free Income Fund
3/1/04-8/31/04

-------------------------------------------------------------------------------
                                                      DIVIDEND PER SHARE
                                                  -----------------------------
   MONTH                                           CLASS A            CLASS C
-------------------------------------------------------------------------------
   March                                          4.53 cents         3.95 cents
-------------------------------------------------------------------------------
   April                                          4.53 cents         3.95 cents
-------------------------------------------------------------------------------
   May                                            4.53 cents         3.95 cents
-------------------------------------------------------------------------------
   June                                           4.53 cents         3.98 cents
-------------------------------------------------------------------------------
   July                                           4.53 cents         3.98 cents
-------------------------------------------------------------------------------
   August                                         4.53 cents         3.98 cents
-------------------------------------------------------------------------------
   TOTAL                                         27.18 CENTS        23.79 CENTS
-------------------------------------------------------------------------------



totaling 27.18 cents per share for the same period. 2 The Performance Summary beginning on page 63 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.25%, based on an annualization of the current 4.53 cent per share dividend and the maximum offering price of $12.78 on August 31, 2004. An investor in the 2004 maximum combined federal and North Carolina state personal income tax bracket of 40.36% would need to earn a distribution rate of 7.13% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

North Carolina's economy gained some momentum in recent months, although the sluggish national recovery continued to exert pressure. While diversifying over the past several decades, the state's economic base still relied heavily on the manufacturing sector, whose continued weakness resulted in the greatest employment drop in textiles and apparel. The high technology and telecommunications sectors also recorded job losses, but professional, financial and business services experienced employment growth. As of August 2004, North Carolina gained 1.2% in nonfarm employment compared with a year earlier. 3 The unemployment rate, after peaking at 7.0% in 2002, dropped to 5.0% in August 2004, lower than the 5.4% national average. 3

2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Bureau of Labor Statistics.

                                                          Semiannual Report | 61

PORTFOLIO BREAKDOWN
Franklin North Carolina Tax-Free
Income Fund
8/31/04

----------------------------------------------------------
                                                % OF TOTAL
                                    LONG-TERM INVESTMENTS*
----------------------------------------------------------
  Hospital & Health Care                             18.5%
----------------------------------------------------------
  Utilities                                          17.1%
----------------------------------------------------------
  Prerefunded                                        14.6%
----------------------------------------------------------
  Transportation                                     12.2%
----------------------------------------------------------
  Subject to Government Appropriations               10.8%
----------------------------------------------------------
  Higher Education                                    7.4%
----------------------------------------------------------
  General Obligation                                  5.0%
----------------------------------------------------------
  Housing                                             4.8%
----------------------------------------------------------
  Corporate-Backed                                    4.4%
----------------------------------------------------------
  Other Revenue                                       3.3%
----------------------------------------------------------
  Tax-Supported                                       1.9%

*Does not include short-term investments and other net assets.

In the past several years, North Carolina's budget was under substantial pressure from falling revenues and shrinking reserve funds. Beginning in fiscal year 2001, the state took timely actions implementing difficult and unpopular sales and income tax increases to balance its budget. The current fiscal year was balanced largely by these tax increases, with some non-recurring revenue items and the utilization of a portion of the federal relief package. Above-forecasted tax revenues so far pointed to an accelerating economic recovery, contributing to a modest surplus for the year. Facing rising costs in education and health and human services, the state nonetheless took proactive steps to rebuild its savings reserve account.

Independent credit rating agencies Standard & Poor's and Moody's Investors Service assigned North Carolina's general obligation bonds AAA and Aa1 ratings with a stable outlook. 4 The AAA rating, held for more than 30 years through various economic cycles, indicated North Carolina's balanced approach in proactively managing its budget, controlling expenditures and maintaining a low debt burden.

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Thank you for your continued participation in Franklin North Carolina Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

4. These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

62 |  Semiannual Report

PERFORMANCE SUMMARY AS OF 8/31/04

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.18            $12.24           $12.42
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2718
-------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.18            $12.36           $12.54
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2379



PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------------
  CLASS A                              6-MONTH           1-YEAR          5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +0.83%           +7.22%         +35.29%           +78.03%
  Average Annual Total Return 2         -3.44%           +2.66%          +5.32%            +5.48%
  Avg. Ann. Total Return (9/30/04) 3                     +0.71%          +5.48%            +5.68%
     Distribution Rate 4                         4.25%
     Taxable Equivalent Distribution Rate 5      7.13%
     30-Day Standardized Yield 6                 3.55%
     Taxable Equivalent Yield 5                  5.95%
-----------------------------------------------------------------------------------------------------
  CLASS C                              6-MONTH           1-YEAR          5-YEAR    INCEPTION (5/1/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +0.54%           +6.62%         +31.82%           +64.05%
  Average Annual Total Return 2         -0.44%           +5.62%          +5.68%            +5.44%
  Avg. Ann. Total Return (9/30/04) 3                     +3.61%          +5.81%            +5.45%
     Distribution Rate 4                         3.86%
     Taxable Equivalent Distribution Rate 5      6.47%
     30-Day Standardized Yield 6                 3.17%
     Taxable Equivalent Yield 5                  5.32%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

                                                          Semiannual Report | 63

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and North Carolina state personal income tax bracket of 40.36%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

64 |  Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

O Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
O Ongoing Fund costs, including management fees, distribution and service
  (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                          Semiannual Report | 65

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------
                                        BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                  VALUE 2/29/04      VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,008.30                $3.38
-----------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,021.77                $3.40
-----------------------------------------------------------------------------------------------------
  CLASS C
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,005.40                $6.15
-----------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,019.00                $6.19


*Expenses are equal to the annualized expense ratio for each class (A: 0.67% and
C: 1.22%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.




66 |  Semiannual Report

FRANKLIN VIRGINIA TAX-FREE INCOME FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Virginia Tax-Free Income Fund seeks to provide high, current income exempt from federal and Virginia state personal income taxes by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

CREDIT QUALITY BREAKDOWN*
Franklin Virginia Tax-Free Income Fund
8/31/04

--------------------------------------------------------------------------------
                                                                 % OF TOTAL
   RATINGS                                               LONG-TERM INVESTMENTS**
--------------------------------------------------------------------------------
   AAA                                                               54.0%
--------------------------------------------------------------------------------
   AA                                                                15.0%
--------------------------------------------------------------------------------
   A                                                                 15.4%
--------------------------------------------------------------------------------
   BBB                                                                3.9%
--------------------------------------------------------------------------------
   Below Investment Grade                                             0.2%
--------------------------------------------------------------------------------
   Not Rated by S&P                                                  11.5%

*Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Ratings for securities not rated by S&P are in the table below.
**Does not include short-term investments and other net assets.

RATINGS                          MOODY'S
AAA or Aaa                        2.7%
AA or Aa                          1.1%
A                                 3.0%
BBB or Baa                        2.6%
Below Investment Grade            2.1%
--------------------------------------
Total                            11.5%

--------------------------------------------------------------------------------

This semiannual report for Franklin Virginia Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $11.94 on February 29, 2004, to $11.76 on August 31, 2004. The Fund's Class A shares paid dividends totaling 25.50 cents per share for the Fund's fiscal year. 2 The Performance Summary beginning on

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.
2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 126.

  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

                                                          Semiannual Report | 67

DIVIDEND DISTRIBUTIONS*
Franklin Virginia Tax-Free Income Fund
3/1/04-8/31/04

-------------------------------------------------------------------------------
                                                         DIVIDEND PER SHARE
                                                  -----------------------------
   MONTH                                           CLASS A            CLASS C
-------------------------------------------------------------------------------
   March                                          4.25 cents         3.68 cents
-------------------------------------------------------------------------------
   April                                          4.25 cents         3.68 cents
-------------------------------------------------------------------------------
   May                                            4.25 cents         3.68 cents
-------------------------------------------------------------------------------
   June                                           4.25 cents         3.72 cents
-------------------------------------------------------------------------------
   July                                           4.25 cents         3.72 cents
-------------------------------------------------------------------------------
   August                                         4.25 cents         3.72 cents
-------------------------------------------------------------------------------
   TOTAL                                         25.50 CENTS        22.20 CENTS

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

page 70 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.15%, based on an annualization of the current
4.25 cent per share dividend and the maximum offering price of $12.28 on August 31, 2004. An investor in the 2004 maximum combined federal and Virginia state personal income tax bracket of 38.74% would need to earn a distribution rate of 6.77% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

COMMONWEALTH UPDATE

The commonwealth of Virginia experienced strong growth so far in 2004 after several flat years. Its diversified economic base and federal government and military presence to some extent shielded the commonwealth from effects of the national recession and downturn of its high technology and telecommunications industries in the past few years. Through August 2004, nonfarm employment grew 2.4% from a year earlier, driven by construction, financial, business and health services sectors. 3 In August 2004, the unemployment rate remained fairly stable at 3.5%, considerably lower than the 5.4% national rate. 3 Virginia continued to attract new businesses with its low business costs, generous tax incentives and highly skilled labor force.

The challenges of contracting tax revenues and significant budget pressures from 2001-2003 led to a series of spending and hiring restraints as well as the use of

3. Source: Bureau of Labor Statistics.


68 |  Semiannual Report
reserve and non-recurring fixes. An improving economy and positive employment growth propelled Virginia to a healthy recovery in 2004. Newly enacted tax reform measures, including increases in recurring sales and cigarette taxes, broadened the commonwealth's tax base, marking a return to a structurally balanced budget in its long tradition of proactive fiscal management. Tax receipts from individual income, sales and corporate income were above the forecasted levels, eliminating foreseen budgetary shortfalls and projecting a healthy surplus for rebuilding reserves this year. In addition, Virginia has a history of maintaining a low debt burden, and although higher over the past few years, it remained below the national median in 2004.

Independent credit rating agencies Standard & Poor's and Moody's Investors Service assigned Virginia's general obligation bonds their highest ratings of AAA and Aaa with a stable outlook, reflecting the commonwealth's improved economy and potential for positive financial results for the current and succeeding fiscal years. 4

MANAGER'S DISCUSSION

We used various investment strategies during the six months under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Thank you for your continued participation in Franklin Virginia Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

4. These do not indicate ratings of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Virginia Tax-Free Income Fund
8/31/04

--------------------------------------------------------
                                              % OF TOTAL
                                  LONG-TERM INVESTMENTS*
--------------------------------------------------------
  Utilities                                        21.7%
--------------------------------------------------------
  Transportation                                   18.3%
--------------------------------------------------------
  Hospital & Health Care                           10.0%
--------------------------------------------------------
  Prerefunded                                       9.0%
--------------------------------------------------------
  General Obligation                                8.7%
--------------------------------------------------------
  Housing                                           6.8%
--------------------------------------------------------
  Higher Education                                  5.8%
--------------------------------------------------------
  Other Revenue                                     5.3%
--------------------------------------------------------
  Subject to Government Appropriations              5.0%
--------------------------------------------------------
  Corporate-Backed                                  4.8%
--------------------------------------------------------
  Tax-Supported                                     4.6%

*Does not include short-term investments and other net assets.

                                                          Semiannual Report | 69

PERFORMANCE SUMMARY AS OF 8/31/04

FRANKLIN VIRGINIA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.18            $11.76           $11.94
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2550
-------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.17            $11.87           $12.04
-------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2220



PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------------------
  CLASS A                              6-MONTH           1-YEAR          5-YEAR           10-YEAR
----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +0.72%           +7.34%         +33.12%           +74.61%
  Average Annual Total Return 2         -3.56%           +2.76%          +4.97%            +5.28%
  Avg. Ann. Total Return (9/30/04) 3                     +1.05%          +5.12%            +5.46%
     Distribution Rate 4                         4.15%
     Taxable Equivalent Distribution Rate 5      6.77%
     30-Day Standardized Yield 6                 3.78%
     Taxable Equivalent Yield 5                  6.17%
----------------------------------------------------------------------------------------------------
  CLASS C                              6-MONTH           1-YEAR          5-YEAR   INCEPTION (5/1/95)
----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1             +0.51%           +6.75%         +29.57%           +60.69%
  Average Annual Total Return 2         -0.48%           +5.75%          +5.32%            +5.21%
  Avg. Ann. Total Return (9/30/04) 3                     +4.00%          +5.49%            +5.23%
     Distribution Rate 4                         3.77%
     Taxable Equivalent Distribution Rate 5      6.15%
     30-Day Standardized Yield 6                 3.40%
     Taxable Equivalent Yield 5                  5.55%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

70 |  Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and Virginia state personal income tax bracket of 38.74%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

                                                          Semiannual Report | 71

YOUR FUND'S EXPENSES

FRANKLIN VIRGINIA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

O Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
O Ongoing Fund costs, including management fees, distribution and service
  (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

72 |  Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------
                                        BEGINNING ACCOUNT    ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                  VALUE 2/29/04      VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,007.20                $3.38
-----------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,021.77                $3.40
-----------------------------------------------------------------------------------------------------
  CLASS C
-----------------------------------------------------------------------------------------------------
  Actual                                      $1,000            $1,005.10                $6.15
-----------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)    $1,000            $1,019.00                $6.19

*Expenses are equal to the annualized expense ratio for each class (A: 0.67% and
C: 1.22%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                                                          Semiannual Report | 73

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN ALABAMA TAX-FREE INCOME FUND

                                                  --------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS A                                             (UNAUDITED)       2004 C       2003       2002        2001        2000 C
                                                  --------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............          $11.76     $11.50       $11.22     $11.08      $10.62     $11.68
                                                  --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .........................             .25        .52          .54        .56         .58        .61
 Net realized and unrealized gains (losses)                   (.20)       .26          .28        .14         .47      (1.06)
                                                  --------------------------------------------------------------------------
Total from investment operations .................             .05        .78          .82        .70        1.05       (.45)
                                                  --------------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................            (.25)      (.52)        (.54)      (.56)       (.59)      (.60)
 Net realized gains ..............................              --         --           --         --          --       (.01)
                                                  --------------------------------------------------------------------------
Total distributions ..............................            (.25)      (.52)        (.54)      (.56)       (.59)      (.61)
                                                  --------------------------------------------------------------------------
Net asset value, end of period ...................          $11.56     $11.76       $11.50     $11.22      $11.08     $10.62
                                                  --------------------------------------------------------------------------
Total return b ...................................            .52%      6.92%        7.55%      6.49%      10.11%    (3.92)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................        $221,299   $236,225     $228,746   $215,649    $210,198   $203,256
Ratios to average net assets:
 Expenses ........................................            .72% d     .72%         .73%       .73%        .73%       .72%
 Net investment income ...........................           4.41% d    4.47%        4.81%      5.05%       5.32%      5.46%
Portfolio turnover rate ..........................           3.99%     12.53%       17.10%      9.94%      11.12%     20.99%


aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the year ended February 29.
dAnnualized.


74 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

FRANKLIN ALABAMA TAX-FREE INCOME FUND (CONTINUED)

                                                 -----------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                   AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS C                                             (UNAUDITED)       2004 C       2003       2002        2001        2000 C
                                                 -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............           $11.84     $11.58       $11.29     $11.14      $10.68      $11.74
                                                 -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ........................              .22        .45          .49        .50         .52         .55
 Net realized and unrealized gains (losses) .....             (.19)       .26          .28        .15         .47       (1.06)
                                                 -----------------------------------------------------------------------------
Total from investment operations ................              .03        .71          .77        .65         .99        (.51)
Less distributions from:
 Net investment income ..........................             (.22)      (.45)        (.48)      (.50)       (.53)       (.54)
 Net realized gains .............................               --         --           --         --          --        (.01)
                                                 -----------------------------------------------------------------------------
Total distributions .............................             (.22)      (.45)        (.48)      (.50)       (.53)       (.55)
                                                 -----------------------------------------------------------------------------
Net asset value, end of period ..................           $11.65     $11.84       $11.58     $11.29      $11.14      $10.68
                                                 -----------------------------------------------------------------------------


Total return b ..................................             .34%      6.25%        7.01%      5.96%       9.46%      (4.46)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............          $30,461    $30,504      $25,258    $18,462     $14,475     $14,056
Ratios to average net assets:
 Expenses .......................................            1.27% d    1.29%        1.26%      1.28%       1.28%       1.27%
 Net investment income ..........................            3.86% d    3.90%        4.28%      4.50%       4.77%       4.91%
Portfolio turnover rate .........................            3.99%     12.53%       17.10%      9.94%      11.12%      20.99%




aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the year ended February 29.
dAnnualized.

                     Semiannual Report | See notes to financial statements. | 75

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.6%
Alabama Building Renovation Finance Authority Revenue, Refunding, AMBAC Insured, 5.625%,
  9/01/24 ....................................................................................  $  2,500,000  $  2,730,450
Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
  AMBAC Insured, 5.25%, 8/15/24 ..............................................................     1,755,000     1,844,294
Alabama HFA, SFMR, Series D-2, GNMA Secured, 5.75%, 10/01/23 .................................     1,035,000     1,064,249
Alabama State Docks Department Docks Facilities Revenue,
   MBIA Insured, 6.30%, 10/01/21 .............................................................     4,500,000     4,916,925
   Refunding, MBIA Insured, 5.50%, 10/01/22 ..................................................     1,000,000     1,082,360
Alabama State IDA, Solid Waste Disposal Revenue, Pine City Fiber Co.,
  6.45%, 12/01/23 ............................................................................     2,000,000     2,023,040
Alabama Water Pollution Control Authority Revenue, Fund Loan, Series A, AMBAC Insured,
  5.00%, 8/15/23 .............................................................................     4,435,000     4,605,127
Alabaster GO, wts., AMBAC Insured,, 5.00%,
   9/01/24 ...................................................................................     3,470,000     3,926,721
   9/01/27 ...................................................................................     1,500,000     1,697,430
Alabaster Sewer Revenue, AMBAC Insured, 5.00%, 4/01/29 .......................................     2,055,000     2,089,339
Alabaster Water and Gas Board Revenue, AMBAC Insured, 6.35%, 9/01/14 .........................     2,215,000     2,259,300
Athens Electric Revenue, wts., MBIA Insured,
   6.00%, 6/01/25 ............................................................................       370,000       388,900
   Pre-Refunded, 6.00%, 6/01/25 ..............................................................       630,000       664,083
Auburn GO, FSA Insured, 5.00%, 1/01/24 .......................................................     1,500,000     1,545,810
Baldwin County Eastern Shore Health Care Authority Hospital Revenue,
  5.75%, 4/01/27 .............................................................................     1,000,000       957,340
Birmingham Baptist Medical Center Special Care Facilities Financing Authority Revenue,
   Baptist Health System Inc., Refunding, MBIA Insured, 5.875%,
   11/15/19 ..................................................................................     3,500,000     3,821,440
   11/15/26 ..................................................................................     2,000,000     2,143,320
Birmingham GO, Refunding and Capital Improvement, Series B, AMBAC Insured, 5.00%,
  12/01/32 ...................................................................................     2,000,000     2,026,820
Birmingham Southern College Private Educational Building Authority Tuition Revenue, Refunding,
  5.35%, 12/01/19 ............................................................................     1,000,000     1,025,060
Clarke and Mobile Counties Gas District Revenue, AMBAC Insured, 5.875%,
  12/01/23 ...................................................................................     4,000,000     4,495,400
Coffee County PBA, Building Revenue,
   MBIA Insured, 5.00%, 9/01/27 ..............................................................     2,145,000     2,183,867
   wts., FSA Insured, Pre-Refunded, 6.10%, 9/01/16 ...........................................     1,000,000     1,105,260
Courtland IDBR,
   Environmental Improvement Revenue, Champion International Corp. Project, Refunding, 6.40%,
   11/01/26 ..................................................................................     2,000,000     2,113,180
   Solid Waste Disposal Revenue, Champion International Corp. Project, Series A, 6.50%,
   9/01/25 ...................................................................................     5,000,000     5,218,800
Culman and Jefferson County Gas District Gas Revenue, MBIA Insured,
  5.85%, 7/01/24 .............................................................................     2,000,000     2,233,380
Etowah County Board Education GO, Special Tax School wts., FSA Insured, 5.00%,
   9/01/24 ...................................................................................     4,235,000     4,377,550
   9/01/28 ...................................................................................     2,000,000     2,034,780
   9/01/33 ...................................................................................     2,500,000     2,536,175
Fairfield GO, wts., Refunding, AMBAC Insured, 5.00%, 2/01/29 .................................     1,500,000     1,524,720
Fairfield IDB, Environmental Improvement Revenue, USX Corp. Project, Refunding,
   5.45%, 9/01/14 ............................................................................     2,000,000     2,099,520
   Series A, 6.70%, 12/01/24 .................................................................     3,500,000     3,642,030
Florence Electric Revenue, wts., FSA Insured, 5.25%, 6/01/19 .................................     1,415,000     1,520,163


76 |  Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                          PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Florence wts. GO, Series B, FGIC Insured, 5.00%, 9/01/23 ......................................  $  2,500,000  $  2,601,000
Franklin County wts., Series B, AMBAC Insured, 5.125%, 10/01/33 ...............................     2,000,000     2,054,700
Gulf Shores GO, wts., AMBAC Insured,
   6.00%, 9/01/21 .............................................................................       770,000       830,907
   Pre-Refunded, 6.00%, 9/01/21 ...............................................................     1,165,000     1,263,326
Houston County Health Care Authority Revenue, AMBAC Insured,
   6.125%, 10/01/25 ...........................................................................     1,000,000     1,119,100
   6.25%, 10/01/30 ............................................................................     3,150,000     3,547,908
Huntsville Capital Improvement GO, Series A, AMBAC Insured, 5.00%,
  2/01/23 .....................................................................................     1,000,000     1,038,200
Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
   5.40%, 6/01/22 .............................................................................     4,000,000     4,340,400
   5.50%, 6/01/27 .............................................................................     3,820,000     4,101,725
Huntsville PBA, Lease Revenue, Municipal Justice and Public Safety Center, MBIA Insured, 5.00%,
   10/01/25 ...................................................................................     5,000,000     5,135,650
   10/01/29 ...................................................................................     4,000,000     4,064,040
Jacksonville State University Revenue, Tuition and Fee, MBIA Insured,
  5.00%, 12/01/22 .............................................................................     3,000,000     3,124,860
Jefferson County Sewer Revenue,
   Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded,
   5.00%, 2/01/33 .............................................................................     2,385,000     2,646,491
   Capital Improvement, wts., Series A, FGIC Insured, Pre-Refunded,
    5.375%, 2/01/36 ...........................................................................     6,000,000     6,751,080
   Series D, FGIC Insured, Pre-Refunded, 5.00%, 2/01/32 .......................................     4,000,000     4,496,640
   wts., ETM, 7.50%, 9/01/13 ..................................................................       200,000       226,128
   wts., Series D, FGIC Insured, Pre-Refunded, 5.75%, 2/01/27 .................................     6,000,000     6,591,600
Lauderdale County and Florence Health Care Authority Revenue, Coffee Health Group, Series A,
  MBIA Insured,
   5.625%, 7/01/21 ............................................................................     3,000,000     3,305,280
   5.375%, 7/01/29 ............................................................................     3,095,000     3,231,985
   Pre-Refunded, 5.375%, 7/01/29 ..............................................................     1,905,000     2,160,137
Madison GO, wts.,
   AMBAC Insured, 5.35%, 2/01/26 ..............................................................     2,410,000     2,520,788
   MBIA Insured, 6.00%, 4/01/23 ...............................................................     2,000,000     2,089,180
Marshall County Health Care Authority Hospital Revenue, Series A,
  5.75%, 1/01/32 ..............................................................................     2,170,000     2,221,668
Mobile County Board School Commissioners GO, Capital Outlay wts., Series B, AMBAC Insured,
   5.10%, 3/01/22 .............................................................................     2,265,000     2,358,907
   5.125%, 3/01/31 ............................................................................     8,230,000     8,405,299
Mobile Housing Assistance Corp. MFHR, Refunding, Series  A, FSA Insured,
  7.625%, 2/01/21 .............................................................................     1,240,000     1,244,563
Montgomery Medical Clinic Board Health Care Facilities Revenue, Jackson Hospital and Clinic,
  Refunding, AMBAC Insured, 6.00%, 3/01/26 ....................................................     6,000,000     6,444,900
Moulton Water Works Board Water Revenue, MBIA Insured, 5.375%, 1/01/32 ........................     1,935,000     2,003,015
Muscle Shoals GO,
   Refunding, wts., MBIA Insured, 5.80%, 8/01/16 ..............................................     1,725,000     1,850,269
   Refunding, wts., MBIA Insured, 5.90%, 8/01/25 ..............................................     7,000,000     7,512,960
   wts., MBIA Insured, 5.50%, 8/01/30 .........................................................     2,150,000     2,300,435
Oneonta Utilities Board Utility Revenue, FSA Insured, 6.90%, 11/01/24 .........................       230,000       236,661
Oxford GO, School wts., AMBAC Insured, 6.00%, 5/01/30 .........................................     4,275,000     4,779,877
Puerto Rico Commonwealth GO, Public Improvement,
   FSA Insured, 5.125%, 7/01/30 ...............................................................     1,115,000     1,150,870
   FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .................................................     1,885,000     2,120,663
   Refunding, FSA Insured, 5.25%, 7/01/27 .....................................................     1,005,000     1,050,627


                                                          Semiannual Report | 77

Franklin Tax-Free Trust

----------------------------------------------------------------------------------------------------------------------------
FRANKLIN ALABAMA TAX-FREE INCOME FUND                                                        PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  Puerto Rico Commonwealth GO, Public Improvement (cont.)
     Refunding, FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ..................................    $  1,495,000    $  1,693,327
     Series A, 5.125%, 7/01/31 .............................................................       3,550,000       3,603,853
     Series A, Pre-Refunded, 5.125%, 7/01/31 ...............................................       1,450,000       1,640,806
  Puerto Rico Commonwealth Urban Renewal and Housing Corp. Revenue, Commonwealth
    Appropriation, Refunding, 7.875%, 10/01/04 .............................................          25,000          25,102
  Puerto Rico Electric Power Authority Revenue, Series II, FSA Insured,
    5.125%, 7/01/26 ........................................................................       5,000,000       5,232,700
  Puerto Rico PBA Revenue,
     Government Facilities, Series D, 5.25%, 7/01/27 .......................................         760,000         787,064
     Government Facilities, Series D, Pre-Refunded, 5.25%, 7/01/27 .........................       2,305,000       2,619,540
     Guaranteed Government Facilities, Series G, 5.00%, 7/01/26 ............................       3,000,000       3,034,650
  Russellville GO, wts., Refunding, MBIA Insured, 5.75%, 12/01/26 ..........................       2,500,000       2,677,775
  Sheffield GO, wts.,, 5.125%, 5/01/33 .....................................................       2,610,000       2,678,669
  St. Clair County Board of Education, School Tax Anticipation wts., Series C,
    FSA Insured, 5.85%, 2/01/29 ............................................................       4,815,000       5,312,871
  Sylacauga GO, wts., AMBAC Insured, 5.50%, 6/01/25 ........................................       1,700,000       1,834,793
  Tallahassee GO, Water, Gas and Sewer Waste, AMBAC Insured, 5.25%,
    5/01/31 ................................................................................       1,135,000       1,175,440
  Troy State University Student Fee Revenue, MBIA Insured, 5.00%,
    11/01/21 ...............................................................................       2,215,000       2,335,385
  University of Montavello Revenue, FSA Insured, 5.30%, 5/01/22 ............................       1,940,000       2,076,304
  University of North Alabama Revenue, General Fee, Series A, FSA
    Insured, 5.375%, 11/01/17 ..............................................................       4,395,000       4,801,625
  University of Northern Alabama Revenue, Student Housing, FGIC Insured,
    5.00%, 11/01/29 ........................................................................       2,995,000       3,043,220
  Valley Special Care Facilities Financing Authority Revenue, Lanier Memorial Hospital,
    Series A, 5.65%, 11/01/22 ..............................................................       3,465,000       3,223,074
  Virgin Islands PFAR, Senior Lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/13 ..............................................................................       1,700,000       1,818,762
     10/01/22 ..............................................................................       2,300,000       2,360,743
  Warrior River Water Authority Water Revenue, FSA Insured,
     5.40%, 8/01/29 ........................................................................       4,250,000       4,453,575
     5.50%, 8/01/34 ........................................................................       4,735,000       5,029,564
                                                                                                                ------------
  TOTAL LONG TERM INVESTMENTS (COST $231,737,326) ..........................................                     248,277,514
                                                                                                                ------------
  SHORT TERM INVESTMENTS .3%
a Evergreen IDB, IDR, Tenax Manufacturing Project, Refunding, Weekly VRDN and Put, 1.33%,
    12/01/12 ...............................................................................         700,000         700,000
                                                                                                                ------------
  TOTAL SHORT TERM INVESTMENTS (COST $700,000) .............................................                         700,000
                                                                                                                ------------
  TOTAL INVESTMENTS (COST $232,437,326) 98.9% ..............................................                     248,977,514
  OTHER ASSETS, LESS LIABILITIES 1.1% ......................................................                       2,783,257
                                                                                                                ------------
  NET ASSETS 100.0% ........................................................................                    $251,760,771
                                                                                                                ------------




See Glossary of Terms on page 131.

 aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

78 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN FLORIDA TAX-FREE INCOME FUND

                                                  ----------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                    AUGUST 31, 2004                YEAR ENDED FEBRUARY 28,
CLASS A                                               (UNAUDITED)     2004 C       2003        2002         2001        2000 C
                                                  ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............        $12.17      $11.97      $11.71      $11.54       $10.89      $11.91
                                                  ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .........................           .28         .56         .57         .59          .61         .61
 Net realized and unrealized gains (losses) ......          (.25)        .20         .26         .18          .64       (1.02)
                                                  ----------------------------------------------------------------------------
Total from investment operations .................           .03         .76         .83         .77         1.25        (.41)
                                                  ----------------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................          (.28)       (.56)       (.57)       (.60)        (.60)       (.61)
 Net realized gains ..............................            --          --          --          --           --          -- d
                                                  ----------------------------------------------------------------------------
Total distributions ..............................          (.28)       (.56)       (.57)       (.60)        (.60)       (.61)
                                                  ----------------------------------------------------------------------------
Redemption fees ..................................            -- e        --          --          --           --          --
                                                  ----------------------------------------------------------------------------
Net asset value, end of period ...................        $11.92      $12.17      $11.97      $11.71       $11.54      $10.89
                                                  ----------------------------------------------------------------------------


Total return b ...................................          .31%       6.47%       7.32%       6.83%       11.77%     (3.54)%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................    $1,481,637  $1,594,007  $1,624,544  $1,609,946   $1,538,593  $1,509,624
Ratios to average net assets:
 Expenses ........................................          .61% f      .62%        .61%        .62%         .62%        .62%
 Net investment income ...........................         4.71% f     4.65%       4.87%       5.05%        5.41%       5.37%
Portfolio turnover rate ..........................         2.23%       6.89%      16.84%      13.91%       12.05%      26.39%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

cFor the year ended February 29.

dThe Fund made a capital gain distribution of $.0009.

eAmount is less than $0.001 per share.

fAnnualized.

                     Semiannual Report | See notes to financial statements. | 79

Franklin Tax-Free Trust

FRANKLIN FLORIDA TAX-FREE INCOME FUND (CONTINUED)

                                                     ------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS B                                                 (UNAUDITED)    2004 C       2003       2002        2001        2000 D
                                                     ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............        $12.25     $12.04       $11.77     $11.58      $10.90      $10.83
                                                     ------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................           .25        .50          .51        .52         .55         .05
 Net realized and unrealized gains (losses)                   (.25)       .20          .27        .20         .67         .07
                                                     ------------------------------------------------------------------------
Total from investment operations ...................            --        .70          .78        .72        1.22         .12
                                                     -------------------------------------------------------------------------
Less distributions from net investment income ......          (.25)      (.49)        (.51)      (.53)       (.54)       (.05)
                                                     ------------------------------------------------------------------------
Redemption fees ....................................            -- e       --           --         --          --          --
                                                     ------------------------------------------------------------------------
Net asset value, end of period .....................        $12.00     $12.25       $12.04     $11.77      $11.58      $10.90
                                                     ------------------------------------------------------------------------

Total return b .....................................          .01%      5.94%        6.78%      6.38%      11.42%       1.07%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................       $72,413    $76,208      $55,167    $30,875      $7,412        $304
Ratios to average net assets:
 Expenses ..........................................         1.16% f    1.17%        1.16%      1.17%       1.17%       1.17% f
 Net investment income .............................         4.16% f    4.10%        4.32%      4.50%       4.81%       5.32% f
Portfolio turnover rate ............................         2.23%      6.89%       16.84%     13.91%      12.05%      26.39%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cFor the year ended February 29.

dFor the period February 1, 2000 (effective date) to February 29, 2000.

eAmount is less than $0.001 per share.

fAnnualized.


80 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

FRANKLIN FLORIDA TAX-FREE INCOME FUND (CONTINUED)

                                                    --------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS C                                                (UNAUDITED)     2004 C       2003       2002        2001        2000 C
                                                    --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $12.30     $12.09       $11.83     $11.65      $10.98      $12.01
                                                    --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................            .25        .50          .51        .53         .55         .55
 Net realized and unrealized gains (losses) .......           (.25)       .20          .26        .18         .66       (1.04)
                                                    --------------------------------------------------------------------------
Total from investment operations ..................             --        .70          .77        .71        1.21        (.49)
                                                    --------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................           (.25)      (.49)        (.51)      (.53)       (.54)       (.54)
 Net realized gains ...............................             --         --           --         --          --          -- d
                                                    --------------------------------------------------------------------------
Total distributions ...............................           (.25)      (.49)        (.51)      (.53)       (.54)       (.54)
                                                    --------------------------------------------------------------------------
Redemption fees ...................................             -- e       --           --         --          --          --
                                                    --------------------------------------------------------------------------
Net asset value, end of period ....................         $12.05     $12.30       $12.09     $11.83      $11.65      $10.98
                                                    --------------------------------------------------------------------------

Total return b ....................................           .02%      5.90%        6.66%      6.26%      11.26%     (4.14)%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................       $117,976   $124,727     $113,644    $90,895     $74,194     $72,135
Ratios to average net assets:
 Expenses .........................................          1.16% f    1.17%        1.16%      1.17%       1.17%       1.17%
 Net investment income ............................          4.16% f    4.10%        4.32%      4.51%       4.86%       4.83%
Portfolio turnover rate ...........................          2.23%      6.89%       16.84%     13.91%      12.05%      26.39%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cFor the year ended February 29.

dThe Fund made a capital gain distribution of $.0009.

eAmount is less than $0.001 per share.

fAnnualized.


                     Semiannual Report | See notes to financial statements. | 81

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
FRANKLIN FLORIDA TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.8%
BONDS 92.4%
Alachua County Health Facilities Authority Revenue, Shands Teaching Hospital,
 Series A, MBIA Insured, 5.80%, 12/01/26 ........................................  $10,000,000   $10,881,900
Alachua County School Board COP, AMBAC Insured, 5.00%, 7/01/21 ..................    2,000,000     2,102,960
Bay County Hospital System Revenue, Bay Medical Center Project, Pre-Refunded,
 8.00%, 10/01/12 ................................................................    8,865,000     8,992,656
Brevard County Health Facilities Authority Health Care
 Facilities Revenue, Health First Inc. Project, 5.00%, 4/01/26 ..................    5,000,000     5,084,950
Brevard County Housing Finance Authority SFMR, Multi-County Program,
 GNMA Secured, 6.40%, 9/01/30 ...................................................      840,000       854,883
Brevard County School Board COP,
 AMBAC Insured, 5.00%, 7/01/26 ..................................................   10,000,000    10,187,400
 Refunding, Series A, AMBAC Insured, 5.40%, 7/01/11 .............................    4,415,000     5,023,696
Broward County Educational Facilities Authority Revenue, Educational Facilities,
 Nova Southeastern, Series B, 5.60%, 4/01/29 ....................................    3,180,000     3,257,974
Broward County Health Facilities Authority Revenue, Catholic Health Services,
 Refunding, 5.50%, 8/15/20 ......................................................    9,360,000     9,785,693
Broward County HFA,
  MFHR, Bridgewater Place Apartments Project, Series A, 5.45%, 10/01/34 .........    3,000,000     3,050,910
  MFHR, Cross Keys Apartments Project, Series A, 5.80%, 10/01/33 ................    1,990,000     2,031,710
  MFHR, Cross Keys Apartments Project, Series A, 5.85%, 4/01/39 .................    5,775,000     5,898,874
  MFHR, Stirling Apartments Phase II, Series A, 5.35%, 10/01/29 .................    1,000,000     1,010,800
  MFHR, Stirling Apartments Phase II, Series A, 5.40%, 4/01/39 ..................    2,000,000     2,016,380
  Series D, 6.90%, 6/01/09 ......................................................       55,000        55,123
  Series D, 7.375%, 6/01/21 .....................................................      250,000       250,550
Broward County Professional Sports Facilities Tax Revenue, Civic Arena Project,
 Series A, MBIA Insured,
  5.75%, 9/01/21 ................................................................    5,000,000     5,393,400
  5.625%, 9/01/28 ...............................................................   10,000,000    10,762,500
Broward County School Board COP, Series A, FSA Insured, 5.00%, 7/01/26 ..........   21,500,000    21,902,910
Cape Canaveral Hospital District Revenue COP, Refunding, 5.25%, 1/01/28 .........    3,500,000     3,528,840
Celebration CDD, Special Assessment,
  MBIA Insured, 6.00%, 5/01/10 ..................................................    2,480,000     2,516,902
  MBIA Insured, 6.10%, 5/01/16 ..................................................    1,860,000     1,887,807
  Series A, MBIA Insured, 5.50%, 5/01/18 ........................................    1,470,000     1,597,361
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding,
 6.25%, 8/15/23 .................................................................   10,165,000    10,624,763
Clearwater MFR, Rental Housing, Drew Gardens Projects, Refunding, Series A,
 FHA Insured, 6.50%, 10/01/25 ...................................................    2,575,000     2,578,038
Clermont Water and Sewer Revenue, Refunding, FSA Insured, 5.375%, 12/01/30 ......    5,000,000     5,213,850
Crossing At Fleming Island CDD, Florida Special Assessment Revenue, Refunding,
 Series B, MBIA Insured, 5.80%, 5/01/16 .........................................    5,980,000     6,832,270
Dade County Aviation Revenue, Miami International Airport,
  Series B, FSA Insured, 5.125%, 10/01/22 .......................................    4,750,000     4,868,085
  Series C, FSA Insured, 5.125%, 10/01/27 .......................................    9,550,000     9,731,068
Dade County Special Obligation, Courthouse Center Project, Pre-Refunded,
 6.10%, 4/01/20 .................................................................    5,000,000     5,238,400



82 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Dade County Water and Sewer System Revenue, FGIC Insured,
   5.75%, 10/01/22 .....................................................................    $ 5,000,000    $ 5,306,750
   5.50%, 10/01/25 .....................................................................     11,500,000     12,175,050
   5.25%, 10/01/26 .....................................................................     13,000,000     13,409,110
Daytona Beach Utility System Revenue, Refunding, Series B, FGIC Insured, 5.00%,
  11/15/32 .............................................................................      3,250,000      3,304,925
Dovera CDD, Special Assessment Revenue, 7.875%, 5/01/12 ................................        555,000        556,992
Duval County HFA,
   MFHR, Mortgage, Eagles Point North, Series A, MBIA Insured, 5.60%,
   7/01/17 .............................................................................      1,000,000      1,044,760
   MFHR, Mortgage, Eagles Point North, Series A, MBIA Insured, 5.70%,
    7/01/27 ............................................................................      2,000,000      2,062,340
   SFMR, Series 1988, GNMA Secured, 8.625%, 12/01/19 ...................................          5,000          5,039
Enterprise CDD, Water and Sewer Revenue, MBIA Insured, 5.50%, 5/01/26 ..................      3,000,000      3,199,890
Escambia County Health Facilities Authority Health Facility Revenue,
   Baptist Hospital and Baptist Manor, 5.125%, 10/01/19 ................................      8,750,000      8,756,387
   Florida Health Care Facility Loan VHA Project, AMBAC Insured, 5.95%,
    7/01/20 ............................................................................     10,000,000     10,723,000
Escambia County Health Facilities Authority Revenue, Ascension Health Credit, Refunding,
  Series A-2, AMBAC Insured, Pre-Refunded, 5.75%, 11/15/29 .............................     25,000,000     28,682,500
Escambia County HFA, SFMR, Multi County Program, Series A, MBIA Insured, 6.40%,
  10/01/30 .............................................................................      2,865,000      3,015,212
First Florida Governmental Financing Commission Revenue, AMBAC Insured, Pre-Refunded,
  5.75%, 7/01/16 .......................................................................      3,700,000      4,012,058
Florida HFA, SFMR, Series A, 8.60%, 7/01/16 ............................................         25,000         25,010
Florida HFAR,
   General Mortgage, Refunding, Series A, FHA Insured, 6.40%, 6/01/24 ..................      1,085,000      1,089,638
   Homeowner Mortgage, Series 1, MBIA Insured, 5.625%, 7/01/17 .........................      3,285,000      3,441,596
   MFH, Driftwood Terrace Project, Series I, 7.65%, 12/20/31 ...........................      3,315,000      3,325,774
   Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37 ........................      5,000,000      5,152,400
   Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37 ......................      2,000,000      2,064,680
   Riverfront Apartments, Series A, AMBAC Insured, 6.25%, 4/01/37 ......................      1,300,000      1,364,935
Florida HFC Revenue,
   Brenwood Trace Apartments, Series E-1, FSA Insured, 5.80%, 12/01/38 .................      4,965,000      5,205,654
   Homeowner Mortgage, Series 4, FSA Insured, 6.25%, 7/01/22 ...........................      2,750,000      2,898,307
   Housing Brenwood Trace Apartments, Series E-1, FSA Insured, 5.65%,
    6/01/19 ............................................................................      1,245,000      1,312,168
   Housing-Waverly Apartments, Series C-1, FSA Insured, 6.50%, 7/01/40 .................      3,000,000      3,229,980
Florida Housing Finance Corp. Revenue, Deer Meadows Apartments, Series R, FNMA Insured,
  6.00%, 5/01/32 .......................................................................      3,505,000      3,713,547
Florida Intergovernmental Finance Commission Capital Revenue, Series C-1, AMBAC Insured,
  5.00%, 2/01/21 .......................................................................      1,355,000      1,416,097
Florida Municipal Loan Council Revenue, Series B, MBIA Insured, 5.75%,
  11/01/29 .............................................................................      1,500,000      1,651,140
Florida Ports Financing Commission Revenue, State Transportation Trust Fund-Intermodal
  Program, FGIC Insured, 5.50%, 10/01/23 ...............................................      7,000,000      7,495,180
Florida State Board of Education Capital Outlay GO, Public Education,
   Refunding, Series D, 5.75%, 6/01/22 .................................................     25,900,000     28,947,394
   Refunding, Series D, 6.00%, 6/01/23 .................................................     15,000,000     18,084,000
   Refunding, Series G, FGIC Insured, 5.00%, 6/01/31 ...................................      5,000,000      5,081,100
   Series B, Pre-Refunded, 5.875%, 6/01/24 .............................................      5,000,000      5,216,400
   Series C, FGIC Insured, 5.75%, 6/01/29 ..............................................      5,000,000      5,506,250
   Series F, FGIC Insured, 5.50%, 6/01/26 ..............................................     10,000,000     10,443,000


                                                          Semiannual Report | 83

FRANKLIN TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------
FRANKLIN FLORIDA TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Florida State Board of Education GO, Series F, MBIA Insured, 5.00%,
  6/01/28 .......................................................................    $20,000,000    $20,381,600
Florida State Board of Education Lottery Revenue, Series A, FGIC Insured,
  5.00%, 7/01/20 ................................................................      7,000,000      7,478,310
Florida State Board Regent Housing Revenue,
   University of Central Florida, AMBAC Insured, 5.75%, 10/01/29 ................      8,650,000      9,501,852
   University of Florida, FGIC Insured, 5.75%, 7/01/25 ..........................      3,400,000      3,753,872
   University of Florida, FGIC Insured, 5.25%, 7/01/30 ..........................      2,060,000      2,146,129
Florida State Department Environmental Protection Preservation Revenue,
  Florida Forever, Series A, MBIA Insured, 5.00%, 7/01/21 .......................      4,000,000      4,252,000
Florida State Department of Corrections COP, Okeechobee Correctional Facility,
  AMBAC Insured, 6.25%, 3/01/15 .................................................      2,960,000      3,085,948
Florida State Department of General Services Division Facilities Management
  Revenue, Florida Facilities Pool, Series B, FSA Insured, 5.50%, 9/01/28 .......     10,000,000     10,647,500
Florida State Department of Transportation GO, Right of Way, Series A,
  4.75%, 7/01/24 ................................................................      6,000,000      6,108,180
Florida State Mid-Bay Bridge Authority Revenue,
   Exchangeable, 6.05%, 10/01/22 ................................................      7,000,000      7,211,540
   Exchangeable, Refunding, Series D, 6.10%, 10/01/22 ...........................     13,695,000     14,192,539
   Exchangeable, Series A, 5.95%, 10/01/13 ......................................     12,590,000     13,631,822
   Exchangeable, Series D, ETM, 6.10%, 10/01/22 .................................      3,545,000      4,211,176
   Series A, ETM, 6.875%, 10/01/22 ..............................................      6,000,000      7,767,660
Florida State Municipal Power Agency Revenue, Stanton II Project, Refunding,
  AMBAC Insured, 5.00%, 10/01/26 ................................................      5,000,000      5,106,400
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation,
   Series A, FGIC Insured, Pre-Refunded, 5.50%, 7/01/21 .........................      5,000,000      5,219,600
   Series B, 5.00%, 7/01/30 .....................................................      3,455,000      3,498,602
Fort Pierce Utilities Authority Revenue, AMBAC Insured, 5.00%,
  10/01/27 ......................................................................      7,000,000      7,123,410
Gainesville Utilities Systems Revenue, Series A, 5.20%, 10/01/26 ................      7,590,000      7,785,670
Gateway Services District Revenue, Transportation Roadway Service Charges, 8.75%,
  5/01/14 .......................................................................      3,050,000      3,125,030
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding,
  GNMA Secured, 5.30%, 12/20/18 .................................................      1,240,000      1,306,712
Highlands County Health Facilities Authority Revenue, Adventist Health Systems,
   5.25%, 11/15/20 ..............................................................     10,000,000     10,259,700
   Series A, 6.00%, 11/15/31 ....................................................     16,000,000     16,978,560
Hillsborough County Assessment Revenue, Capacity Assessment Special, FSA Insured,
  5.125%, 3/01/20 ...............................................................      1,000,000      1,072,850
Hillsborough County Aviation Authority Revenue, Tampa International Airport,
  Series B, FGIC Insured, 5.875%, 10/01/23 ......................................      5,000,000      5,454,800
Hillsborough County HFA Mortgage Revenue, SF, Series A, GNMA Secured, 5.875%,
  4/01/30 .......................................................................      2,100,000      2,166,738
Hillsborough County IDA,
   Colonial Penn Insurance Project, 7.35%, 8/01/13 ..............................      5,300,000      5,397,573
   PCR, Tampa Electric Co. Project, Refunding, 5.50%, 10/01/23 ..................     16,000,000     16,102,880
   Refunding, Series B, 5.40%, 10/01/28 .........................................      7,000,000      7,059,640
Hillsborough County School Board COP,
   Master Lease Program, Series A, MBIA Insured, 5.375%, 7/01/21 ................      5,000,000      5,415,950
   Master Lease Program, Series A, MBIA Insured, 5.25%, 7/01/22 .................      5,000,000      5,297,200
   MBIA Insured, 5.375%, 7/01/26 ................................................      8,000,000      8,353,120
   MBIA Insured, 5.00%, 7/01/29 .................................................     10,000,000     10,177,900
   Series B, MBIA Insured, 5.125%, 7/01/26 ......................................      5,000,000      5,167,300


84 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

----------------------------------------------------------------------------------------------------------------
FRANKLIN FLORIDA TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Indian River County Hospital District Revenue, Refunding, FSA Insured,
  5.70%, 10/01/15 ................................................................    $ 1,000,000    $ 1,083,800
Jacksonville Capital Improvement Revenue Certificates, Gator Bowl Project,
  AMBAC Insured, 5.875%, 10/01/25 ................................................      5,000,000      5,267,150
Jacksonville Capital Improvement Revenue,
   Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25 ...........................      3,460,000      3,554,735
   Series A, AMBAC Insured, 5.00%, 10/01/30 ......................................     10,000,000     10,159,000
Jacksonville Electric Authority Revenue, Water and Sewer,
   Series A, 6.125%, 10/01/39 ....................................................     20,330,000     21,037,687
   Series B, FGIC Insured, 5.40%, 10/01/20 .......................................      3,000,000      3,218,730
Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, FGIC
  Insured, 5.00%, 10/01/32 .......................................................     17,250,000     17,512,717
Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%, 10/01/23 ...................      5,000,000      5,180,600
Jacksonville Transportation Revenue, MBIA Insured,
   5.25%, 10/01/29 ...............................................................     17,955,000     18,685,589
   5.00%, 10/01/31 ...............................................................     25,000,000     25,341,000
Kissimmee Water and Sewer Revenue, Refunding, AMBAC Insured, ETM,
  6.00%, 10/01/15 ................................................................      5,000,000      5,018,600
Lakeland Hospital System Revenue, Lakeland Regional Health System,
   5.75%, 11/15/27 ...............................................................      6,925,000      7,189,812
   5.50%, 11/15/32 ...............................................................     12,070,000     12,242,963
   Series A, MBIA Insured, 5.50%, 11/15/26 .......................................     10,000,000     10,556,700
Lee County Airport Revenue, Series A, FSA Insured, 6.00%, 10/01/32 ...............     11,405,000     12,360,853
Lee County Hospital Board of Directors Hospital Revenue, Lee Memorial Health
  System, Series A, MBIA Insured, 5.875%, 4/01/24 ................................     18,000,000     19,735,200
Lee County IDA, Health Care Facilities Revenue, Shell Point Village Project,
   Refunding, Series A, 5.50%, 11/15/29 ..........................................      4,000,000      3,831,520
   Series A, 5.50%, 11/15/21 .....................................................      7,500,000      7,400,925
Lee County Transportation Facilities Revenue, MBIA Insured, 5.75%,
  10/01/27 .......................................................................      5,000,000      5,306,750
Lessburg Hospital Revenue, Leesburg Regional Medical Center Project,
  5.50%, 7/01/32 .................................................................      4,150,000      4,210,258
Manatee County School Board COP, MBIA Insured, Pre-Refunded, 6.125%,
  7/01/21 ........................................................................      5,575,000      6,136,848
Marion County Utility System Revenue,
   FGIC Insured, 5.00%, 12/01/31 .................................................      5,000,000      5,077,250
   MBIA Insured, 5.00%, 12/01/28 .................................................      5,000,000      5,099,800
Melbourne Water and Sewer Revenue, FGIC Insured, 5.25%, 10/01/30 .................      6,000,000      6,258,900
Miami Beach Special Obligation, Subordinated, FGIC Insured, ETM, 7.375%, 12/01/08       1,380,000      1,397,843
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30 ...............      7,000,000      7,110,600
Miami Dade County Aviation Revenue, Miami International Airport,
   FGIC Insured, 5.375%, 10/01/27 ................................................      5,000,000      5,200,600
   FGIC Insured, 5.375%, 10/01/32 ................................................      5,000,000      5,160,000
   HUB, Series B, FGIC Insured, 5.00%, 10/01/30 ..................................      5,440,000      5,521,546
Miami-Dade County Educational Facilities Authority Revenue, Series A, AMBAC
  Insured, 5.75%, 4/01/29 ........................................................     10,000,000     10,978,500
Miami-Dade County HFA,
   MFHR, Cedar Grove Apartments, FSA Insured, 5.50%, 8/01/27 .....................      2,015,000      2,071,984
   MFMR, Villa Esperanza Apartments Project, 5.25%, 10/01/19 .....................        430,000        437,809
   MFMR, Villa Esperanza Apartments Project, 5.40%, 10/01/33 .....................      1,500,000      1,521,630
Miami-Dade County IDAR, Airis Miami ll LLC Project, AMBAC Insured, 6.00%, 10/15/25      4,500,000      4,973,400
Miami-Dade County School Board COP, Series A, MBIA Insured, Pre-Refunded, 5.00%,
  5/01/31 ........................................................................      5,000,000      5,598,700


                                                          Semiannual Report | 85

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------
FRANKLIN FLORIDA TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Miami-Dade County Special Obligation Revenue, Juvenile Courthouse Project,
  Series A, AMBAC Insured, 5.00%, 4/01/35 ....................................    $ 5,000,000    $ 5,069,450
North Broward Hospital District Revenue,
   Improvement, 6.00%, 1/15/31 ...............................................     25,530,000     26,812,627
   Refunding and Improvement, MBIA Insured, 5.375%, 1/15/24 ..................     10,000,000     10,512,100
   Refunding and Improvement, MBIA Insured, 5.75%, 1/15/27 ...................     19,370,000     20,714,084
North Miami Health Facilities Authority Revenue, Catholic Health Services
   Obligation Group, 6.00%,
   8/15/16 ...................................................................      2,000,000      2,097,780
   8/15/24 ...................................................................      1,750,000      1,814,505
Orange County Health Facilities Authority Revenue,
   Adventist Health System, 6.375%, 11/15/20 .................................      3,000,000      3,279,630
   Adventist Health System, 6.25%, 11/15/24 ..................................      5,500,000      5,980,480
   Adventist Health System, 6.50%, 11/15/30 ..................................     10,750,000     11,696,645
   Hospital Adventist Health System, 5.625%, 11/15/32 ........................     15,000,000     15,570,600
   Hospital Orlando Regional Healthcare, 6.00%, 12/01/29 .....................      6,000,000      6,355,080
   MBIA Insured, 6.00%, 11/01/24 .............................................        285,000        287,197
   Regional Healthcare System, Series E, 6.00%, 10/01/26 .....................     12,000,000     12,592,080
Orange County HFA, Homeowner Revenue, Series C-1, GNMA Secured, 5.70%,
  9/01/26 ....................................................................      1,430,000      1,461,242
Orange County Public Services Tax Revenue, FGIC Insured, Pre-Refunded,
  6.00%, 10/01/24 ............................................................      5,050,000      5,399,915
Orange County School Board COP, Series A, MBIA Insured, 5.00%, 8/01/27 .......     12,000,000     12,195,360
Orange County Tourist Development Tax Revenue,
   AMBAC Insured, 5.50%, 10/01/31 ............................................     10,500,000     11,147,535
   AMBAC Insured, 5.50%, 10/01/32 ............................................     20,000,000     21,311,000
   Refunding, MBIA Insured, 5.125%, 10/01/20 .................................     10,000,000     10,514,900
   Subordinate, AMBAC Insured, 5.125%, 10/01/25 ..............................      5,500,000      5,714,885
   Subordinate, AMBAC Insured, 5.125%, 10/01/30 ..............................     10,000,000     10,261,500
Orlando and Orange County Expressway Authority Expressway Revenue,
   junior lien, FGIC Insured, 5.00%, 7/01/28 .................................      8,000,000      8,108,400
   senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18 ..........................        265,000        324,858
   Series B, AMBAC Insured, 5.00%, 7/01/35 ...................................      7,080,000      7,195,758
Osceola County IDAR, Community Provider Pooled Loan Program,
   Series A, FSA Insured, 7.75%, 7/01/10 .....................................      2,059,000      2,067,133
   Series C, FSA Insured, 7.60%, 7/01/10 .....................................        585,000        587,270
Osceola County Sales Tax Revenue, FSA Insured, 5.00%, 4/01/24 ................     10,000,000     10,258,700
Osceola County Tourist Development Tax Revenue, FGIC Insured, 5.00%,
  10/01/32 ...................................................................     10,000,000     10,152,300
Palm Beach County Financing Authority MFR, Housing Windsor Park Apartment
  Project,
  Series A, 5.90%, 6/01/38 ...................................................        995,000      1,019,686
Palm Beach County HFAR, Acts Retirement-Life Communities, 5.125%,
  11/15/29 ...................................................................      3,650,000      3,454,725
Palm Beach County IDR,
   Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project, Pre-Refunded,
   6.55%, 12/01/16 ...........................................................      1,755,000      1,969,145
   Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project, Pre-Refunded,
    6.625%, 12/01/26 .........................................................      4,000,000      4,494,640
   South Florida Fair Project, AMBAC Insured, 5.50%, 6/01/31 .................      5,000,000      5,310,000
Palm Beach County Public Improvement Revenue, Convention Center Project, FGIC
  Insured, Pre-Refunded, 5.125%, 11/01/30 ....................................     10,000,000     11,284,200


86 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------
FRANKLIN FLORIDA TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Palm Beach County School Board COP,
   Series A, AMBAC Insured, 5.125%, 8/01/24 ..................................    $15,000,000    $15,699,000
   Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/22 ......................      5,000,000      5,893,400
   Series C, FSA Insured, 5.00%, 8/01/27 .....................................     10,000,000     10,162,800
Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%,
   6/01/27 ...................................................................      4,450,000      4,538,110
   6/01/32 ...................................................................      2,795,000      2,840,335
Pensacola Airport Revenue, Series A, MBIA Insured, 5.75%, 10/01/27 ...........      5,615,000      5,987,668
Pinellas County Health Facilities Authority Revenue, Baycare Health System,
  FSA Insured, 5.00%, 11/15/30 ...............................................     11,500,000     11,665,830
Polk County Capital Improvement Revenue, Special Tax, FSA Insured,
  Pre-Refunded, 5.75%, 12/01/21 ..............................................      2,350,000      2,745,153
Polk County IDAR, Solid Waste Disposal Facility, Tampa Electric Co. Project,
  5.85%, 12/01/30 ............................................................     15,000,000     15,020,700
Polk County School Board COP, Series A, FSA Insured, 5.00%, 1/01/26 ..........      4,000,000      4,070,920
Port Everglades Authority Port Improvement Revenue, Series 1986, ETM,
  7.50%, 11/01/06 ............................................................        355,000        377,560
Puerto Rico Commonwealth GO, Public Improvement, Series A, 5.00%,
  7/01/33 ....................................................................     13,000,000     13,091,390
Puerto Rico Commonwealth Highway and Transportation Authority Transportation
   Revenue,
   Series A, MBIA Insured, 5.00%, 7/01/38 ....................................     12,800,000     13,025,536
   Series B, Pre-Refunded, 6.00%, 7/01/39 ....................................      5,000,000      5,897,150
   Series D, 5.375%, 7/01/36 .................................................      5,000,000      5,178,800
   Series G, 5.00%, 7/01/33 ..................................................      5,000,000      5,035,150
Puerto Rico Electric Power Authority Revenue, Series II, 5.25%,
  7/01/31 ....................................................................     15,000,000     15,414,900
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
  Facilities Revenue, Cogen Facility, AES Puerto Rico Project, 6.625%, 6/01/26      5,900,000      6,322,853
Puerto Rico PBA Revenue Guaranteed, Government Facilities,
   Series D, 5.375%, 7/01/33 .................................................      1,210,000      1,253,270
   Series D, Pre-Refunded, 5.375%, 7/01/33 ...................................      3,790,000      4,339,702
   Series I, 5.00%, 7/01/36 ..................................................      5,000,000      5,030,550
Sarasota County Solid Waste System Revenue, AMBAC Insured, 5.50%,
  10/01/16 ...................................................................      5,250,000      5,704,755
Sarasota County Utilities System Revenue,
   FGIC Insured, 5.75%, 10/01/27 .............................................     18,000,000     19,756,980
   Refunding, Series A, FGIC Insured, 5.25%, 10/01/25 ........................      9,000,000      9,459,450
South Broward Hospital District Revenue,
   5.60%, 5/01/27 ............................................................      5,000,000      5,222,750
   5.625%, 5/01/32 ...........................................................     16,250,000     16,978,975
St. Lucie West Services District Utility Revenue, senior lien, MBIA Insured,
  6.125%, 10/01/32 ...........................................................     10,000,000     11,480,600
Sunrise Lakes Recreation District GO, Phase 4,
   Refunding, AMBAC Insured, 5.25%, 8/01/24 ..................................      4,320,000      4,484,808
   Series A, Pre-Refunded, 6.75%, 8/01/15 ....................................      3,080,000      3,287,962
   Series A, Pre-Refunded, 6.75%, 8/01/24 ....................................      6,120,000      6,539,098
Sunrise Utilities System Revenue, Refunding, AMBAC Insured, 5.20%,
  10/01/22 ...................................................................      2,550,000      2,810,279
Tamarac Sales Tax Revenue, FGIC Insured, 5.00%, 4/01/22 ......................      2,490,000      2,611,462
Tampa Allegheny Health System Revenue, St. Joseph, MBIA Insured, Pre-Refunded,
  6.50%, 12/01/23 ............................................................      2,000,000      2,066,640



                                                          Semiannual Report | 87

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  Tampa Bay Water Utility System Revenue,
     FGIC Insured, Pre-Refunded, 5.75%, 10/01/29 ..................................    $   15,000,000    $   17,581,200
     Series B, FGIC Insured, 5.00%, 10/01/31 ......................................        10,000,000        10,136,400
  Tampa Sports Authority Revenue,
     Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.00%,
     10/01/15 .....................................................................         1,000,000         1,206,440
     Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.05%,
      10/01/20 ....................................................................         1,715,000         2,101,287
     Guaranteed Package, Tampa Bay Arena Project, MBIA Insured, 6.10%,
      10/01/26 ....................................................................         2,695,000         3,247,475
     Interlock Agreement, Tampa Bay, MBIA Insured, Pre-Refunded, 6.125%,
      10/01/26 ....................................................................         6,800,000         7,127,216
     Sales Tax Payments, Stadium Project, MBIA Insured, 5.25%, 1/01/27 ............         5,860,000         6,013,766
  Tampa Water and Sewer Revenue, sub. lien, Series A, AMBAC Insured,
    7.25%, 10/01/16 ...............................................................         1,330,000         1,336,145
  Tampa-Hillsborough County Expressway Authority Revenue, AMBAC Insured, 5.00%,
    7/01/22 .......................................................................         5,000,000         5,138,000
  Viera East CDD Revenue, Special Assessment, Series B,
     6.75%, 5/01/14 ...............................................................           150,000           150,851
     ETM, 6.75%, 5/01/14 ..........................................................         6,550,000         7,619,746
  Viera East CDD,
     Special Assessment, Refunding, 7.00%, 5/01/26 ................................         7,090,000         7,668,899
     Special Assessment, Water Management, Refunding, Series A, 6.50%,
      5/01/22 .....................................................................        11,340,000        11,676,344
     Special Assessment, Water Management, Series B, 6.50%, 5/01/05 ...............           245,000           247,075
     Special Assessment, Water Management, Series B, 6.50%, 5/01/22 ...............         4,580,000         4,715,843
     Water and Sewer Revenue, 6.75%, 5/01/09 ......................................         1,990,000         2,069,998
  Village Center CDD, Recreational Revenue, Series A, MBIA Insured,
    5.20%, 11/01/25 ...............................................................        10,000,000        10,383,100
  Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured,
    5.00%, 10/01/33 ...............................................................        10,000,000        10,110,100
  Volusia County Educational Facility Authority Revenue, Educational Facilities,
     Embry Riddle University, Refunding, Series B, AMBAC Insured, 5.25%,
     10/15/22 .....................................................................         2,000,000         2,138,540
     Stetson University Inc. Project, AMBAC Insured, 5.25%, 6/01/29 ...............         5,000,000         5,182,500
  Volusia County School Board COP, Master Lease Program, FSA Insured,
    5.50%, 8/01/24 ................................................................         5,000,000         5,397,900
  West Lake CDD, Special Assessment Revenue, MBIA Insured, 5.75%,
    5/01/17 .......................................................................         1,885,000         2,131,049
  West Orange Healthcare District Revenue, Series A, 5.65%, 2/01/22 ...............        10,850,000        11,200,455
  West Palm Beach Utility System Revenue, FGIC Insured, 5.50%, 10/01/29 ...........         5,000,000         5,280,100
                                                                                                         --------------
  TOTAL BONDS (COST $1,440,203,565) ...............................................                       1,544,831,053
                                                                                                         --------------
  ZERO COUPON BONDS 6.4%
  Broward County HFAR, SFMR, Refunding, Series B, FHA Insured, 4/01/29 ............         2,025,000           372,742
  Broward County Water and Sewer Utility Revenue, Refunding, Series A, AMBAC Insured,
    10/01/08 ......................................................................         3,670,000         2,991,123
  Clay County HFAR, SFMR, GNMA Secured, 4/01/33 ...................................           650,000            93,476
  Dade County Guaranteed Entitlement Revenue, Capital Appreciation, AMBAC Insured,
    Pre-Refunded, 8/01/18 .........................................................        17,020,000         6,712,858
  Duval County Housing Finance Authority SFMR, Capital Appreciation, GNMA Secured,
    10/01/32 ......................................................................            90,000            13,217
  Florida HFC Revenue,
     Capital Appreciation, Homeowner Mortgage, Series 4, FSA Insured,
     7/01/30 ......................................................................         4,835,000           833,554
     Deferred Interest, Homeowner Mortgage, Series 1, MBIA Insured,
      7/01/17 .....................................................................         2,375,000         1,222,223
     Deferred Interest, Homeowner Mortgage, Series 2, MBIA Insured,
      1/01/29 .....................................................................        41,535,000        10,758,811
  Florida State Mid-Bay Bridge Authority Revenue, Series A, AMBAC Insured,
     10/01/25 .....................................................................         9,845,000         3,744,054
     10/01/26 .....................................................................         2,500,000           900,525


88 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLORIDA TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  Fort Pierce Utilities Authority Revenue, Capital Appreciation, Series B, AMBAC
   Insured,
     10/01/20 .......................................................................    $    3,090,000    $    1,482,644
     10/01/21 .......................................................................         2,585,000         1,165,344
     10/01/22 .......................................................................         3,090,000         1,306,236
     10/01/23 .......................................................................         3,060,000         1,212,892
     10/01/24 .......................................................................         2,560,000           953,498
  Hillsborough County HFA Mortgage Revenue, SF, Series A, GNMA Secured,
    4/01/32 .........................................................................         1,425,000           264,352
  Lakeland Electric and Water Revenue, Capital Appreciation, ETM,
    10/01/14 ........................................................................         5,770,000         3,905,713
  Melbourne Water and Sewer Revenue, Capital Appreciation,
     FGIC Insured, ETM, 10/01/26 ....................................................         1,500,000           481,875
     Refunding, Series B, FGIC Insured, 10/01/22 ....................................         1,785,000           754,573
     Refunding, Series B, FGIC Insured, 10/01/26 ....................................         4,500,000         1,467,585
  Miami-Dade County Special Obligation,
     Sub Series B, MBIA Insured, 10/01/36 ...........................................         5,635,000           948,934
     Sub Series C, MBIA Insured, 10/01/28 ...........................................         8,305,000         2,190,361
     sub. lien, Refunding, Series A, MBIA Insured, 10/01/25 .........................        22,365,000         7,118,556
  Pinellas County HFA, SFHMR, Multi County B-1, GNMA Secured, 9/01/31 ...............         1,065,000           178,420
  Port Everglades Authority Port Improvement Revenue,
     Capital Appreciation, 9/01/10 ..................................................        24,525,000        19,954,766
     Capital Appreciation, ETM, 9/01/10 .............................................        25,475,000        19,470,797
     Refunding, Series A, 9/01/04 ...................................................         3,550,000         3,550,000
  Port Saint Lucie Utility Revenue, MBIA Insured, 9/01/29 ...........................        20,000,000         4,814,800
  Sarasota Special Obligated Revenue, Refunding, AMBAC Insured,
     11/01/09 .......................................................................         1,365,000         1,159,881
     11/01/12 .......................................................................         1,780,000         1,301,856
     11/01/15 .......................................................................         2,180,000         1,376,823
  St Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured,
     6/01/23 ........................................................................         4,255,000         1,611,539
     6/01/24 ........................................................................         1,500,000           532,305
     6/01/25 ........................................................................         2,130,000           707,671
  St. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, ETM,
    6/01/22 .........................................................................         4,000,000         1,625,200
                                                                                                           --------------
  TOTAL ZERO COUPON BONDS (COST $93,561,062) ........................................                         107,179,204
                                                                                                           --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,533,764,627) .................................                       1,652,010,257
                                                                                                           --------------
  SHORT TERM INVESTMENTS (COST $150,000)
a Orange County School Board COP, Series B, AMBAC Insured, Daily VRDN and Put, 1.35%,
    8/01/25 .........................................................................           150,000           150,000
                                                                                                           --------------
  TOTAL INVESTMENTS (COST $1,533,914,627) 98.8% .....................................                       1,652,160,257
  OTHER ASSETS, LESS LIABILITIES 1.2% ...............................................                          19,866,189
                                                                                                           --------------
  NET ASSETS 100.0% .................................................................                      $1,672,026,446
                                                                                                           --------------




See Glossary of Terms on page 131.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.



                     Semiannual Report | See notes to financial statements. | 89

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN GEORGIA TAX-FREE INCOME FUND

                                                    --------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS A                                                 (UNAUDITED)     2004 C       2003       2002        2001        2000 C
                                                    --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............          $12.27     $11.99       $11.86     $11.73      $11.03      $12.07
                                                    --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .........................             .27        .54          .56        .57         .59         .59
 Net realized and unrealized gains (losses) ......            (.23)       .28          .13        .14         .70       (1.03)
                                                    --------------------------------------------------------------------------
Total from investment operations .................             .04        .82          .69        .71        1.29        (.44)
                                                    --------------------------------------------------------------------------
Less distributions from:
 Net investment income ...........................            (.27)      (.54)        (.56)      (.58)       (.59)       (.60)
 Net realized gains ..............................              --         --           --         --          --          -- d
                                                    --------------------------------------------------------------------------
Total distributions ..............................            (.27)      (.54)        (.56)      (.58)       (.59)       (.60)
                                                    --------------------------------------------------------------------------
Redemption fees ..................................              -- e       --           --         --          --          --
                                                    --------------------------------------------------------------------------
Net asset value, end of period ...................          $12.04     $12.27       $11.99     $11.86      $11.73      $11.03
                                                    --------------------------------------------------------------------------

Total return b ...................................            .37%      7.00%        6.02%      6.15%      11.93%     (3.71)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................        $164,394   $176,193     $171,381   $169,489    $163,352    $151,670
Ratios to average net assets:
 Expenses ........................................            .74% f     .75%         .74%       .75%        .76%        .75%
 Net investment income ...........................           4.47% f    4.49%        4.76%      4.83%       5.15%       5.14%
Portfolio turnover rate ..........................          17.12%     11.83%       10.56%     19.66%      18.67%      46.90%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

cFor the year ended February 29.

dThe Fund made a capital gain distribution of $.002.

eAmount is less than $0.001 per share.

fAnnualized.

90 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

FRANKLIN GEORGIA TAX-FREE INCOME FUND (CONTINUED)

                                                   ---------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS C                                               (UNAUDITED)       2004 C       2003       2002        2001        2000 C
                                                   ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $12.37     $12.08       $11.94     $11.81      $11.10      $12.15
                                                   ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................            .24        .47          .50        .51         .53         .53
 Net realized and unrealized gains (losses) .......           (.23)       .29          .14        .13         .71       (1.05)
                                                   ---------------------------------------------------------------------------
Total from investment operations ..................            .01        .76          .64        .64        1.24        (.52)
                                                   ---------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................           (.24)      (.47)        (.50)      (.51)       (.53)       (.53)
 Net realized gains ...............................             --         --           --         --          --          -- d
                                                   ---------------------------------------------------------------------------
Total distributions ...............................           (.24)      (.47)        (.50)      (.51)       (.53)       (.53)
                                                   ---------------------------------------------------------------------------
Redemption fees ...................................             -- e       --           --         --          --          --
                                                   ---------------------------------------------------------------------------
Net asset value, end of period ....................         $12.14     $12.37       $12.08     $11.94      $11.81      $11.10
                                                   ---------------------------------------------------------------------------

Total return b ....................................           .09%      6.44%        5.50%      5.52%      11.36%     (4.32)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................        $35,972    $35,645      $32,422    $24,672     $16,780     $14,811
Ratios to average net assets:
 Expenses .........................................          1.29% f    1.32%        1.27%      1.30%       1.31%       1.30%
 Net investment income ............................          3.92% f    3.92%        4.23%      4.29%       4.60%       4.58%
Portfolio turnover rate ...........................         17.12%     11.83%       10.56%     19.66%      18.67%      46.90%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cFor the year ended February 29.

dThe Fund made a capital gain distribution of $.002.

eAmount is less than $0.001 per share.

fAnnualized.


                     Semiannual Report | See notes to financial statements. | 91

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------
FRANKLIN GEORGIA TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT   VALUE
--------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 100.2%
Atlanta Airport Facilities Revenue, Refunding, Series A, FGIC Insured,
   Pre-Refunded,
   5.50%, 1/01/26 ................................................................    $5,000,000    $5,712,100
   5.60%, 1/01/30 ................................................................     5,000,000     5,736,700
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien, Series C,
  FSA Insured, 5.00%, 1/01/33 ....................................................     5,000,000     5,069,450
Atlanta and Fulton County Recreation Authority Revenue, AMBAC Insured, 5.50%,
  12/01/20 .......................................................................     1,500,000     1,668,255
Atlanta Development Authority Revenue, Yamacraw Design Center Project, Series A,
  MBIA Insured, 5.125%, 1/01/23 ..................................................     4,150,000     4,344,428
Atlanta GO, Series A, Pre-Refunded, 6.125%, 12/01/23 .............................     2,000,000     2,064,820
Atlanta HDC, Mortgage Revenue, Oakland City/West, Refunding, Series A, FHA
  Insured, 6.375%, 3/01/23 .......................................................     1,480,000     1,489,665
Atlanta Urban Residential Finance Authority MFHR,
   Defoors Ferry Manor Project, 5.90%, 10/01/18 ..................................     1,700,000     1,775,208
   Fulton Cotton Mill, GNMA Secured, 6.00%, 5/20/17 ..............................     1,040,000     1,093,414
   Fulton Cotton Mill, GNMA Secured, 6.125%, 5/20/27 .............................     1,560,000     1,628,734
Atlanta Water and Wastewater Revenue, Refunding, Series A, MBIA Insured,
  5.00%, 11/01/33 ................................................................     8,000,000     8,111,280
Augusta Water and Sewer Revenue, FSA Insured, 5.00%, 10/01/32 ....................     5,500,000     5,580,080
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,
   5.25%, 12/01/22 ...............................................................     2,500,000     2,178,275
   5.375%, 12/01/28 ..............................................................     2,000,000     1,718,360
Brunswick and Glynn County Development Authority Revenue, Georgia Pacific Project,
  Refunding, 5.55%, 3/01/26 ......................................................     2,000,000     1,899,020
Bulloch County Development Authority Lease Revenue, Georgia Southern University,
  XLCA Insured, 5.00%, 8/01/27 ...................................................     5,000,000     5,113,550
Cherokee County Water and Sewage Authority Revenue, MBIA Insured, 6.90%,
  8/01/18 ........................................................................        10,000        10,032
Clayton County Development Authority Revenue, Gateway Village Project, Series A,
  6.00%, 8/01/23 .................................................................     3,500,000     3,988,145
Clayton County Housing Authority MFHR,
   Southlake Cove Project A, GNMA Secured, 5.60%, 12/20/24 .......................     1,990,000     2,148,523
   Vineyard Pointe, Series A, GNMA Secured, 5.50%, 10/20/32 ......................     1,475,000     1,543,720
Clayton County MFHR, Pointe Clear Apartments Project, FSA Insured, 5.70%,
  7/01/23 ........................................................................       995,000     1,027,049
Cobb County Kennestone Hospital Authority Revenue, Series A, MBIA Insured, ETM,
  7.75%, 2/01/07 .................................................................        40,000        42,693
College Park Business and IDAR, Civic Center Project, AMBAC Insured,
  5.75%, 9/01/26 .................................................................     2,000,000     2,195,080
Columbia County GO, Courthouse/Detention Center Projects, 5.00%,
  2/01/24 ........................................................................     2,000,000     2,050,380
De Kalb County Housing Authority MFHR, Castaway Apartments, Series A, GNMA
  Insured, 5.40%, 2/20/29 ........................................................     1,980,000     2,065,041
De Kalb County Water and Sewer Revenue, 5.125%, 10/01/31 .........................     6,500,000     6,668,415
Fayette County PFAR, Criminal Justice Center Project, Refunding, 5.00%,
  6/01/26 ........................................................................     3,000,000     3,069,390
Fitzgerald Housing Authority Mortgage Revenue, Bridge Creek, Refunding, Series A,
   MBIA Insured, 6.50%, 7/01/24 ..................................................       870,000       871,949
Forsyth County GO, 5.75%, 2/01/19 ................................................     1,500,000     1,702,635
Fulton County Development Authority Revenue,
   Georgia Tech Foundation Funding, Series A, 5.00%, 11/01/31 ....................     3,000,000     3,049,440
   Georgia Tech Foundation, Sac II Project, Series A, 5.25%, 11/01/30 ............     5,000,000     5,202,250
   Molecular Science Building Project, MBIA Insured, 5.00%, 5/01/25 ..............     2,240,000     2,309,126
Fulton County Water and Sewer Revenue, FGIC Insured, 5.00%, 1/01/30 ..............     5,000,000     5,115,700



92 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------
FRANKLIN GEORGIA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Gainesville and Hall County Hospital Authority Revenue Anticipation Certificates,
  Northeast Health System Inc. Project, Refunding, 5.50%, 5/15/31 .................    $ 2,500,000    $ 2,550,250
Georgia Municipal Association Inc. COP, City Court Atlanta Project, AMBAC Insured,
  5.25%, 12/01/26 .................................................................      2,000,000      2,094,040
Georgia Municipal Electric Authority Power Revenue, Series W,
   6.60%, 1/01/18 .................................................................        955,000      1,192,604
   ETM, 6.60%, 1/01/18 ............................................................         45,000         57,100
Georgia Municipal Gas Authority Gas Revenue, City of Toccoa Project, AMBAC Insured,
  5.00%, 6/01/24 ..................................................................      1,000,000      1,034,720
Georgia Private Colleges and Universities Authority Student Housing Revenue,
  Mercer Housing Corp. Project, Series A, 6.00%, 6/01/24 ..........................      2,550,000      2,653,071
Georgia State HFAR,
   MF, Club Candlewood Project, FSA Insured, Pre-Refunded, 7.15%,
   1/01/25 ........................................................................      1,000,000      1,114,100
   MF, Lake Vista Apartments Project, Series A, FSA Insured, 5.95%,
    1/01/27 .......................................................................      1,000,000      1,042,200
   SF, Sub Series C-2, 5.95%, 12/01/31 ............................................      4,620,000      4,796,715
   SFM, Sub Series B-2, 5.85%, 12/01/28 ...........................................      2,260,000      2,333,314
Gwinnett County Development Authority COP, Gwinnett County Public Schools Project,
  MBIA Insured, 5.00%, 1/01/24 ....................................................      8,500,000      8,813,735
Gwinnett County Hospital Authority Revenue Anticipation Certificates, Gwinnett
  Hospital Systems Inc. Project, Series B, MBIA Insured, 5.30%, 9/01/27 ...........      3,750,000      3,911,250
Gwinnett County Water and Sewer Authority Revenue, 5.25%, 8/01/25 .................      2,795,000      2,950,262
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project,
  Refunding, AMBAC Insured, 6.00%, 7/01/29 ........................................      5,000,000      5,558,350
Hogansville Combined Public Utility System Revenue, Refunding, FSA Insured, 6.00%,
  10/01/23 ........................................................................      3,300,000      3,890,304
Marietta Development Authority Revenue, First Mortgage, Life College Inc.,
   Refunding, Series A, FSA Insured, 5.75%, 9/01/14 ...............................      1,800,000      1,905,318
   Refunding, Series A, FSA Insured, 5.80%, 9/01/19 ...............................      1,100,000      1,164,900
   Refunding, Series A, FSA Insured, 5.95%, 9/01/19 ...............................      1,000,000      1,060,470
   Series B, FSA Insured, 5.75%, 9/01/14 ..........................................        800,000        846,808
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus
  Regional Healthcare System, MBIA Insured, 5.50%, 8/01/25 ........................      6,000,000      6,407,340
Meriwether County PFAR, Meriwether County Schools Project, MBIA Insured, 5.85%,
  10/01/26 ........................................................................      1,000,000      1,113,850
Monroe County Development Authority PCR, Oglethorpe Power Co., Scherer Project,
  Refunding, Series A, 6.80%, 1/01/12 .............................................      1,500,000      1,810,950
Newton County Hospital Authority Revenue, Newton Health System Project 1999,
  AMBAC Insured, 6.10%, 2/01/24 ...................................................      4,500,000      5,080,860
Private Colleges and Universities Authority Revenue,
   Emory University Project, Refunding, Series A, 5.50%, 11/01/25 .................     10,000,000     10,779,000
   Mercer University Project, Refunding, Series A, 5.375%, 10/01/29 ...............      2,000,000      2,006,320
Puerto Rico Electric Power Authority Revenue, Refunding, Series U, 6.00%,
  7/01/14 .........................................................................      1,000,000      1,023,270
Richmond County Development Authority, Solid Waste Disposal Revenue, International
  Paper Co. Project, 5.80%, 12/01/20 ..............................................      1,500,000      1,553,925
Rockdale County Water and Sewer Authority Revenue, Refunding, Series A, MBIA
  Insured, 5.375%, 7/01/29 ........................................................      5,000,000      5,264,550
South Fulton Municipal Regional Water and Sewer Authority, Water Revenue, MBIA
  Insured, 5.00%, 1/01/33 .........................................................      3,000,000      3,044,700


                                                          Semiannual Report | 93

FRANKLIN TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------------
  FRANKLIN GEORGIA TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  Suwanee GO, MBIA Insured, 5.25%, 1/01/32 .......................................    $   3,000,000     $   3,114,270
  Upper Oconee Basin Water Authority Revenue, FGIC Insured, 5.25%, 7/01/27 .......        1,550,000         1,614,558
  Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South
    Georgia Medical Center Project, AMBAC Insured, 5.25%, 10/01/27 ...............        3,000,000         3,102,750
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.40%, 10/01/12 .............................................................          850,000           908,191
     5.50%, 10/01/22 .............................................................        1,200,000         1,231,692
     5.625%, 10/01/25 ............................................................        1,530,000         1,575,043
  Walton County Water and Sewer Authority Revenue, Refunding and Improvement, MBIA
    Insured, 6.00%, 2/01/21 ......................................................          750,000           807,098
  Ware County Hospital Authority Revenue, Anticipation Certificates, MBIA Insured,
    5.25%, 3/01/25 ...............................................................        3,000,000         3,135,840
                                                                                                        -------------
  TOTAL LONG TERM INVESTMENTS (COST $188,550,310) ................................                        200,786,625
                                                                                                        -------------
  SHORT TERM INVESTMENTS 1.3%

a Athens-Clarke County Unified Government Authority Revenue, University of Georgia
    Athletic Association Project, Daily VRDN and Put, 1.37%, 8/01/33 .............          700,000           700,000
a Atlanta Downtown Development Authority Revenue, Underground Atlanta Project,
    Refunding, Weekly VRDN and Daily Put, 1.30%, 10/01/16 ........................          800,000           800,000
a Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 1.32%,
    11/01/15 .....................................................................          800,000           800,000
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA
    Insured, Weekly VRDN and Put, 1.25%, 12/01/15 ................................          300,000           300,000
                                                                                                        -------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,600,000) .................................                          2,600,000
                                                                                                        -------------
  TOTAL INVESTMENTS INVESTMENTS (COST $191,150,310) 101.5% .......................                        203,386,625
  OTHER ASSETS, LESS LIABILITIES (1.5)% ..........................................                         (3,020,356)
                                                                                                        -------------
  NET ASSETS 100.0% ..............................................................                      $ 200,366,269
                                                                                                        -------------




See Glossary of Terms on page 131.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

94 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN KENTUCKY TAX-FREE INCOME FUND

                                                     -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS A                                                 (UNAUDITED)     2004 C       2003       2002        2001        2000 C
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $11.51     $11.30       $11.13     $11.03      $10.42      $11.47
                                                     -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................            .25        .50          .52        .55         .57         .58
 Net realized and unrealized gains (losses) .......           (.22)       .21          .17        .10         .61       (1.04)
                                                     -------------------------------------------------------------------------
Total from investment operations ..................            .03        .71          .69        .65        1.18        (.46)
                                                     -------------------------------------------------------------------------
Less distributions from net investment income .....           (.25)      (.50)        (.52)      (.55)       (.57)       (.59)
                                                     -------------------------------------------------------------------------
Net asset value, end of period ....................         $11.29     $11.51       $11.30     $11.13      $11.03      $10.42
                                                     -------------------------------------------------------------------------

Total return b ....................................           .30%      6.43%        6.38%      6.08%      11.65%     (4.13)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $108,811   $118,797     $114,541    $96,299     $76,369     $63,964
Ratios to average net assets:
 Expenses .........................................           .67% d     .60%         .60%       .52%        .45%        .45%
 Expenses excluding waiver and payments
 by affiliates ....................................           .78% d     .78%         .80%       .82%        .82%        .81%
 Net investment income ............................          4.39% d    4.44%        4.67%      4.96%       5.34%       5.31%
Portfolio turnover rate ...........................          5.21%     11.87%        7.34%      6.07%      12.80%      16.31%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

cFor the year ended February 29.

dAnnualized.


                     Semiannual Report | See notes to financial statements. | 95

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------
FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 96.2%
BONDS 94.9%
Boone County GO, Public Project, 5.00%,
   4/01/20 .........................................................................    $1,310,000    $1,378,238
   4/01/21 .........................................................................     1,000,000     1,044,170
Boone County PCR, Dayton Power and Light Co., Collateralized, Refunding, Series A,
  6.50%, 11/15/22 ..................................................................       710,000       718,286
Boone Florence Water Commission Water Supply Systems Revenue, Refunding, FGIC
  Insured, 5.00%,
   12/01/22 ........................................................................     1,200,000     1,261,320
   12/01/27 ........................................................................     2,000,000     2,045,940
Bowling Green ISD, Finance Corp. School Building Revenue, 5.75%, 1/01/20 ...........     1,140,000     1,277,826
Campbell and Kenton Counties Sanitation District No.1 Sanitation District Revenue,
  Series A, FSA Insured, 5.00%,
   8/01/19 .........................................................................     1,500,000     1,597,680
   8/01/24 .........................................................................     2,000,000     2,069,900
Childrens Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding,
  5.375%, 5/15/33 ..................................................................     1,925,000     1,748,862
Christian County Hospital Revenue, Jennie Stuart Medical Center, Series A, 6.00%,
  7/01/17 ..........................................................................     1,000,000     1,055,820
Christian County Public Courthouse Corp. Lease Revenue, District Court Facilities
  Project, 5.125%, 8/01/20 .........................................................     1,015,000     1,078,417
Elizabethtown Public Properties Holding Inc. Revenue, First Mortgage,
  Administrative Office of the Courts, Judicial Facilities Project, MBIA Insured,
  5.20%, 4/01/22 ...................................................................     2,000,000     2,128,820
Fayette County School District Finance Corp. School Building Revenue,
   5.50%, 9/01/18 ..................................................................     2,500,000     2,760,850
   Series A, AMBAC Insured, 5.25%, 4/01/20 .........................................     2,160,000     2,336,580
Florence GO, Public Project, Series A, FGIC Insured, 5.00%, 11/01/32 ...............     1,000,000     1,015,190
Greater Kentucky Housing Assistance Corp. Mortgage Revenue, Section 8 Assisted
  Projects, Refunding, Series A, MBIA Insured, 6.10%, 1/01/24 ......................       405,000       405,903
Hancock County Solid Waste Disposal Revenue, Willamette Industries Inc. Project,
  6.60%, 5/01/26 ...................................................................     1,000,000     1,042,890
Hardin County School District Finance Corp. School Building Revenue,
  5.75%, 2/01/20 ...................................................................     1,500,000     1,671,945
Hardin County Water District No. 2, Water System Revenue, Series A, AMBAC Insured,
  5.00%, 1/01/31 ...................................................................     2,620,000     2,676,802
Harlan County Justice Center GO, First Judicial Center Project, AMBAC Insured,
  5.00%, 3/01/25 ...................................................................     1,330,000     1,365,950
Henry County Water District No. 2 Water Revenue, Refunding, MBIA
  Insured, 4.75%, 1/01/28 ..........................................................     2,035,000     2,034,878
Jefferson County Health Facilities Revenue, Jewish Hospital Healthcare Services
  Inc., Refunding, AMBAC Insured, 5.75%, 1/01/26 ...................................     1,000,000     1,072,990
Jefferson County PCR, DuPont, Series A, 6.30%, 7/01/12 .............................       450,000       462,757
Jefferson County School District Financial Corp. School Building Revenue,
  Series A, FSA Insured, 5.25%, 7/01/18 ............................................     1,500,000     1,614,705
Jessamine County School District Finance Corp. School Building Revenue,
  5.50%, 1/01/21 ...................................................................     2,500,000     2,638,175
Kenton County Airport Board Revenue,
   Cincinnati/Northern Kentucky International Airport, Series B, MBIA Insured,
    5.75%, 3/01/13 .................................................................     1,230,000     1,319,938
   Special Facilities, Delta Airlines Inc. Project, Series A, 7.50%,
    2/01/20 ........................................................................       445,000       305,751
   Special Facilities, Delta Airlines Inc. Project, Series A, 7.125%,
    2/01/21 ........................................................................       325,000       211,321
   Special Facilities, Delta Airlines Inc. Project, Series B, 7.25%,
    2/01/22 ........................................................................       445,000       291,942



96 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------
FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT   VALUE
--------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Kentucky Area Development Districts Financing Trust Lease Program Revenue, City
  of Ewing, 6.00%, 6/01/30 .......................................................   $ 2,000,000   $ 2,144,320
   Series C, 6.00%, 6/01/30 ......................................................     1,285,000     1,427,699
   Series E, 5.70%, 6/01/22 ......................................................     1,000,000     1,099,630
Kentucky Economic Development Finance Authority Hospital System Revenue,
  Appalachian Regional Health Center Facility, Refunding and Improvement, 5.875%,
  10/01/22 .......................................................................     2,000,000     1,846,120
Kentucky Economic Development Finance Authority Revenue, Catholic Health Project,
  Refunding and Improvement, Series A, 5.00%, 12/01/18 ...........................     2,000,000     2,037,820
Kentucky Infrastructure Authority Revenue,
   Infrastructure Revolving Fund Program, Series J, Pre-Refunded, 6.375%,
   6/01/14 .......................................................................       500,000       528,435
   Series A, 5.00%, 6/01/19 ......................................................     1,140,000     1,198,482
   Series A, 5.00%, 6/01/20 ......................................................     1,250,000     1,307,375
   Series A, 5.00%, 6/01/21 ......................................................     1,190,000     1,241,075
Kentucky Rural Water Finance Corp. Public Project Revenue,
   Flexible Term Program, Series A, 5.00%, 2/01/26 ...............................     1,055,000     1,075,267
   Multimodal Flexible Term PG H, 5.00%, 2/01/34 .................................     1,500,000     1,520,610
Kentucky State Property and Buildings Commission Revenues,
   Project No. 56, Pre-Refunded, 6.00%, 9/01/14 ..................................       700,000       714,000
   Project No. 62, Refunding, 2nd Series, 5.25%, 10/01/18 ........................     3,540,000     3,829,749
   Project No. 64, MBIA Insured, 5.50%, 5/01/17 ..................................     1,535,000     1,739,922
   Project No. 69, Refunding, Series A, FSA Insured, 5.00%, 8/01/21 ..............     2,300,000     2,407,893
   Project No. 77, Refunding, MBIA Insured, 5.00%, 8/01/23 .......................     1,100,000     1,172,476
Lawrenceburg Water and Sewer Revenue, MBIA Insured, 5.00%, 10/01/28 ..............     1,730,000     1,767,922
Lexington-Fayette Urban County Government Revenue, University of Kentucky
  Library Project, MBIA Insured, Pre-Refunded,
   6.625%, 11/01/13 ..............................................................       500,000       514,490
   6.75%, 11/01/24 ...............................................................       750,000       771,885
Louisville and Jefferson County Metropolitan Sewer District Sewer and Drain
  System Revenue, Series A,
   AMBAC Insured, Pre-Refunded, 6.75%, 5/15/25 ...................................       300,000       309,420
   FGIC Insured, 5.00%, 5/15/30 ..................................................     2,750,000     2,812,728
Louisville Parking Authority of River City Revenue, MBIA Insured, 5.00%,
  6/01/29 ........................................................................     3,290,000     3,346,818
Louisville Waterworks Board Water System Revenue, Louisville Water Co.,
   FSA Insured, 5.50%, 11/15/25 ..................................................     2,000,000     2,147,260
   Refunding, FSA Insured, 5.25%, 11/15/24 .......................................     2,500,000     2,618,200
McCracken County Hospital Revenue, Mercy Health System, Refunding, Series A,
  MBIA Insured, 6.40%, 11/01/07 ..................................................       500,000       513,880
Northern Kentucky University COP, AMBAC Insured, 5.00%, 12/01/27 .................     1,500,000     1,531,380
Northern Kentucky Water Service District Revenue, MBIA Insured, 4.875%,
  2/01/20 ........................................................................     1,270,000     1,320,622
Oldham County School District Finance Corp. School Building Revenue, MBIA Insured,
  5.00%, 5/01/24 .................................................................     5,680,000     5,913,732
Pendleton County Multi-County Lease Revenue, Kentucky Association of Counties
  Leasing Trust, Series A, 6.50%, 3/01/19 ........................................     1,050,000     1,063,514
Puerto Rico Commonwealth GO, Public Improvement, Series A,
   5.125%, 7/01/31 ...............................................................     3,125,000     3,172,406
   Pre-Refunded, 5.125%, 7/01/31 .................................................     1,875,000     2,121,731


                                                          Semiannual Report | 97

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------
  FRANKLIN KENTUCKY TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation
    Revenue, Series D, 5.375%, 7/01/36 ...........................................    $  2,500,000    $  2,589,400
  Puerto Rico PBA Revenue, Government Facilities, Series D,
     5.25%, 7/01/36 ..............................................................         455,000         467,599
     Pre-Refunded, 5.25%, 7/01/36 ................................................         995,000       1,130,778
  Russell Health System Revenue,
     Our Lady of Bellefonte, Pre-Refunded, 5.50%, 7/01/15 ........................         800,000         890,888
     Pre-Refunded, 8.10%, 7/01/15 ................................................         145,000         164,324
     Pre-Refunded, 8.10%, 7/01/15 ................................................         140,000         155,203
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
    5.625%, 10/01/25 .............................................................       2,000,000       2,058,880
                                                                                                      ------------
  TOTAL BONDS (COST $98,329,183) .................................................                     103,307,779
                                                                                                      ------------
  STEP-UP BONDS 1.3%
  Kentucky Economic Development Finance Authority Revenue, Norton Healthcare Inc.,
    Series C, MBIA Insured, zero cpn. to 10/01/05, 6.15% thereafter,
     10/01/24 ....................................................................         405,000         418,199
     10/01/25 ....................................................................         935,000         954,102
                                                                                                      ------------
  TOTAL STEP-UP BONDS (COST $1,254,868) ..........................................                       1,372,301
                                                                                                      ------------
  TOTAL LONG TERM INVESTMENTS (COST $99,584,051) .................................                     104,680,080
                                                                                                      ------------
  SHORT TERM INVESTMENTS 2.5%
a Berea Educational Facilities Revenue, Series A, Daily VRDN and Put,
    1.35%, 6/01/32 ...............................................................       2,300,000       2,300,000
a Kentucky Area Development Districts Financing Trust Lease Program Revenue, Ewing
    Acquisition Project, Weekly VRDN and Put, 1.43%, 6/01/33 .....................         210,000         210,000
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA
    Insured, Weekly VRDN and Put, 1.25%, 12/01/15 ................................         200,000         200,000
                                                                                                      ------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,710,000) .................................                       2,710,000
                                                                                                      ------------
  TOTAL INVESTMENTS (COST $102,294,051) 98.7% ....................................                     107,390,080
  OTHER ASSETS, LESS LIABILITIES 1.3% ............................................                       1,421,031
                                                                                                      ------------
  NET ASSETS 100.0% ..............................................................                    $108,811,111
                                                                                                      ------------


See Glossary of Terms on page 131.

 aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

98 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN LOUISIANA TAX-FREE INCOME FUND

                                                     -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS A                                                 (UNAUDITED)    2004 C        2003       2002        2001        2000 C
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............        $11.81     $11.55       $11.38     $11.22      $10.55      $11.59
                                                     -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................           .26        .53          .55        .56         .58         .58
 Net realized and unrealized gains (losses) ........          (.19)       .26          .17        .16         .67       (1.03)
                                                     -------------------------------------------------------------------------
Total from investment operations ...................           .07        .79          .72        .72        1.25        (.45)
                                                     -------------------------------------------------------------------------
Less distributions from net investment income ......          (.26)      (.53)        (.55)      (.56)       (.58)       (.59)
                                                     -------------------------------------------------------------------------
Net asset value, end of period .....................        $11.62     $11.81       $11.55     $11.38      $11.22      $10.55
                                                     -------------------------------------------------------------------------

Total return b .....................................          .66%      7.01%        6.52%      6.73%      12.05%     (3.93)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................      $182,056   $185,987     $177,211   $167,909    $154,750    $144,299
Ratios to average net assets:
 Expenses ..........................................          .73% d     .73%         .74%       .74%        .74%        .74%
 Net investment income .............................         4.49% d    4.56%        4.84%      4.99%       5.32%       5.29%
Portfolio turnover rate ............................         4.97%     16.35%       12.60%     10.05%       8.63%      27.31%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

cFor the year ended February 29.

dAnnualized.


                     Semiannual Report | See notes to financial statements. | 99

FRANKLIN TAX-FREE TRUST

FRANKLIN LOUISIANA TAX-FREE INCOME FUND (CONTINUED)

                                                     -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS C                                                  (UNAUDITED)   2004 C       2003       2002        2001        2000 C
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............        $11.91     $11.65       $11.47     $11.29      $10.62      $11.66
                                                     -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................           .23        .46          .49        .51         .52         .53
 Net realized and unrealized gains (losses) ........          (.19)       .26          .18        .17         .67       (1.04)
                                                     -------------------------------------------------------------------------
Total from investment operations ...................           .04        .72          .67        .68        1.19        (.51)
                                                     -------------------------------------------------------------------------
Less distributions from net investment income ......          (.23)      (.46)        (.49)      (.50)       (.52)       (.53)
                                                     -------------------------------------------------------------------------
Net asset value, end of period .....................        $11.72     $11.91       $11.65     $11.47      $11.29      $10.62
                                                     -------------------------------------------------------------------------

Total return b .....................................          .36%      6.34%        5.98%      6.18%      11.46%     (4.45)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................       $18,620    $20,768      $20,503    $16,047     $12,424     $10,730
Ratios to average net assets:
 Expenses ..........................................         1.28% d    1.29%        1.28%      1.29%       1.29%       1.29%
 Net investment income .............................         3.94% d    4.00%        4.30%      4.44%       4.77%       4.74%
Portfolio turnover rate ............................         4.97%     16.35%       12.60%     10.05%       8.63%      27.31%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cFor the year ended February 29.

dAnnualized.

100 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.5%
Bossier City Public Improvement Sales and Use Tax Revenue,
   FGIC Insured, 5.00%, 12/01/19 ..............................................   $ 1,145,000   $ 1,212,887
   Refunding, FGIC Insured, 5.00%, 12/01/21 ...................................     1,875,000     1,978,463
   Refunding, FGIC Insured, 5.00%, 12/01/22 ...................................     1,515,000     1,594,780
Bossier Parish Sales and Use Tax Revenue, AMBAC Insured, 5.00%, 7/01/20 .......     1,900,000     2,024,925
Calcasieu Parish Public Trust Authority Mortgage Revenue, Refunding, Series B,
   6.875%, 11/01/12 ...........................................................       125,000       126,559
Calcasieu Parish Public Trust Authority SFMR, Series A, GNMA Secured,
  6.40%, 4/01/32 ..............................................................        45,000        46,580
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese Student
   Housing Project, MBIA Insured, 5.25%,
   5/01/21 ....................................................................     1,505,000     1,614,579
   5/01/33 ....................................................................     2,500,000     2,589,075
De Soto Parish Environmental Improvement Revenue, International Paper Co. .....
   Project, Series A,
   7.70%, 11/01/18 ............................................................     1,500,000     1,543,455
   5.65%, 12/01/21 ............................................................     1,000,000     1,010,740
De Soto Parish PCR, Cleco Utility Group Inc. Project, Refunding, AMBAC Insured,
  5.875%, 9/01/29 .............................................................    11,500,000    12,650,690
Denham Spring Livingston Housing and Mortgage Finance Authority SFHR, Series A,
  FHA Insured, ETM, 7.20%, 8/01/10 ............................................     1,380,000     1,695,965
East Baton Rouge Mortgage Finance Authority Revenue, SFM Purchase, Refunding,
  Series A, 6.10%, 10/01/29 ...................................................       450,000       464,355
East Baton Rouge Parish Sales and Use Tax Revenue,
   Public Improvement, Series ST, FGIC Insured, 5.00%, 2/01/20 ................     1,000,000     1,053,910
   Series ST, FGIC Insured, Pre-Refunded, 5.90%, 2/01/18 ......................       750,000       775,598
Ernest N. Morial New Orleans Exhibit Hall Authority Special Tax, senior sub ...
  note, Series A, AMBAC Insured, 5.00%, 7/15/33 ...............................     5,000,000     5,074,850
Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured,
  5.00%, 11/01/27 .............................................................     5,000,000     5,102,850
Jefferson Parish Revenue, Public Improvement, 24 Judicial District Project,
  MBIA Insured, 5.00%, 4/01/29 ................................................     3,060,000     3,115,845
Jefferson Sales Tax District Special Sales Tax Revenue,
   Refunding, FSA Insured, 5.00%, 12/01/22 ....................................     3,000,000     3,159,240
   Special Tax Bond, AMBAC Insured, 5.00%, 12/01/20 ...........................     4,195,000     4,410,497
Lafayette Public Trust Financing Authority Revenue, Ragin Cajun Facilities Inc.
  Project, MBIA Insured, 5.00%, 10/01/22 ......................................     1,500,000     1,578,810
Lafayette Public Trust Financing Authority SFMR, Series A, ETM, 7.20%,
  4/01/11 .....................................................................        30,000        37,006
Lafourche Parish Home Mortgage Authority SFMR, ETM, 7.40%, 7/01/10 ............        75,000        86,506
Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured,
  5.125%, 4/01/29 .............................................................     2,200,000     2,280,674
Louisiana HFA Mortgage Revenue,
   MF, Refunding, Series A, FHA Insured, 7.00%, 7/01/22 .......................       415,000       416,390
   MF, Westview Project, FHA Insured, 7.80%, 4/01/30 ..........................       750,000       758,010
   SF, Series A-1, GNMA Secured, 5.45%, 12/01/20 ..............................     1,350,000     1,387,422


                                                         Semiannual Report | 101

FRANKLIN TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------
FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Louisiana Local Government Environmental Facilities CDA Revenue,
   Delgado Community College Foundation Project, AMBAC Insured, 6.00%, 10/01/29 ..   $1,000,000   $1,116,230
   Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21 ...............    2,215,000    2,311,884
   MBIA Insured, 5.00%, 12/01/26 .................................................    3,000,000    3,064,830
   Parking Facilities Corp. Garage Project, Series A, AMBAC Insured,
    5.375%, 10/01/26 .............................................................    2,000,000    2,101,280
   Parking Facilities Corp. Garage Project, Series A, AMBAC Insured,
    5.375%, 10/01/31 .............................................................    2,000,000    2,095,120
   Southeastern Louisiana Student Housing, Series A, MBIA Insured, 5.00%,
    8/01/27 ......................................................................    3,000,000    3,065,760
Louisiana Local Government Environmental Facility Revenue, Baton Rouge Apartments,
  Series A, MBIA Insured, 6.375%, 1/01/30 ........................................    4,265,000    4,601,508
Louisiana Public Facilities Authority Hospital Revenue,
   Franciscan Missionaries, Series C, MBIA Insured, 5.00%, 7/01/19 ...............    3,750,000    3,976,988
   Pendleton Memorial Methodist, Pre-Refunded, 5.25%, 6/01/28 ....................    4,500,000    4,990,815
   Touro Infirmary Project, Series A, 5.625%, 8/15/29 ............................    6,000,000    6,064,680
Louisiana Public Facilities Authority Revenue,
   Centenary College Project, Refunding, 5.75%, 2/01/29 ..........................    7,300,000    6,932,956
   Dillard University Project, Refunding, AMBAC Insured, 5.00%, 2/01/18 ..........    1,500,000    1,596,660
   Dillard University Project, Series A, AMBAC Insured, 5.30%, 8/01/26 ...........    1,540,000    1,612,827
   HFA, Mortgage Purchase, FNMA Insured, 6.05%, 1/01/26 ..........................    1,200,000    1,222,488
   Mortgage Purchase, HFA, Refunding, Series A, FNMA Insured, 6.40%,
    7/20/20 ......................................................................    1,900,000    1,954,606
   Ochsner Clinic Foundation Project, Series A, MBIA Insured, 5.00%,
    5/15/22 ......................................................................    1,000,000    1,039,250
   Ochsner Clinic Foundation Project, Series B, 5.75%, 5/15/23 ...................    2,500,000    2,625,375
   Tulane University, AMBAC Insured, Pre-Refunded, 6.05%, 10/01/25 ...............    5,500,000    6,092,515
   Tulane University, Refunding, Series A, AMBAC Insured, 5.125%,
    7/01/27 ......................................................................    3,000,000    3,088,440
   Xavier University of Louisiana Project, Refunding, MBIA Insured,
    5.25%, 9/01/17 ...............................................................    1,000,000    1,095,900
   Xavier University of Louisiana Project, Refunding, MBIA Insured,
    5.25%, 9/01/27 ...............................................................    6,015,000    6,227,450
Louisiana State Gas and Fuels Tax Revenue, Series A, AMBAC Insured,
  5.00%, 6/01/27 .................................................................    3,500,000    3,562,720
Louisiana State Office Facilities Corp. Lease Revenue, Capital Complex Program,
   AMBAC Insured, 5.00%, 5/01/21 .................................................    2,500,000    2,618,050
   Series A, MBIA Insured, 5.375%, 3/01/19 .......................................    3,000,000    3,226,590
Louisiana State University and Agricultural and Mechanical College Board Revenue,
  AMBAC Insured, 5.00%, 7/01/22 ..................................................    5,000,000    5,270,050
Louisiana State University and Agricultural and Mechanical College University
  Revenues, Auxiliary, MBIA Insured, 5.50%, 7/01/26 ..............................    1,500,000    1,611,330
Monroe Sales and Use Tax Revenue, FGIC Insured, 5.25%, 7/01/23 ...................    1,535,000    1,648,237
New Orleans GO,
   Drain Systems, AMBAC Insured, 5.00%, 12/01/18 .................................    1,000,000    1,054,190
   Public Improvement, AMBAC Insured, 5.25%, 12/01/29 ............................    1,485,000    1,549,464
   Public Improvement, FGIC Insured, 5.25%, 12/01/21 .............................    1,295,000    1,396,334
   Public Improvement, FGIC Insured, 5.125%, 12/01/26 ............................    2,000,000    2,060,200
   Refunding, MBIA Insured, 5.125%, 9/01/21 ......................................    2,000,000    2,128,720
Orleans Levee District Revenue, Levee Improvement, Refunding, FSA Insured, 5.95%,
  11/01/14 .......................................................................      725,000      781,970
Orleans Parish Parishwide School District GO, Refunding, Series B, FGIC Insured,
  5.50%, 9/01/20 .................................................................    1,000,000    1,073,070
Orleans Parish School Board GO, Series 95, FGIC Insured, 5.375%, 9/01/18 .........    1,950,000    2,018,601
Ouachita Parish Hospital Service District No. 1 Revenue, Glenwood Regional Medical
  Center, Refunding, FSA Insured, 5.75%, 5/15/21 .................................    2,500,000    2,769,175
Ouachita Parish La West Ouachita Parish School District Sales and Use Tax Revenue,
  FGIC Insured, 5.75%, 9/01/24 ...................................................    1,410,000    1,554,652


102 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN LOUISIANA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  Puerto Rico Commonwealth GO, Public Improvement,
     MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ......................................   $  4,500,000   $  5,169,915
     Series A, 5.00%, 7/01/33 ........................................................      3,000,000      3,021,090
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation
    Revenue, Series G, 5.00%, 7/01/33 ................................................      1,000,000      1,007,030
  Rapides Parish Housing and Mortgage Finance Authority Revenue, SFM Purchase,
    FHA Insured, ETM, 7.25%, 8/01/10 .................................................        870,000      1,002,188
  Shreveport Certificates of Indebtedness Revenue, Refunding, Series A, AMBAC
    Insured, 5.00%, 10/01/16 .........................................................      1,000,000      1,084,020
  St. Bernard Home Mortgage Authority Revenue, SF, Series A, FGIC Insured, ETM,
    7.50%, 9/01/10 ...................................................................        435,000        545,738
  St. Bernard Parish Exempt Facilities Revenue, Mobil Oil Corp. Project,
    5.90%, 11/01/26 ..................................................................      1,500,000      1,564,875
  St. Charles Parish PCR, Louisiana Power and Light Co. Project, 7.50%,
    6/01/21 ..........................................................................      2,500,000      2,509,800
  St. Charles Parish Solid Waste Disposal Revenue, Louisiana Power and Light Co. .....
     Project, 7.05%, 4/01/22 .........................................................      1,500,000      1,506,795
     Series A, 7.00%, 12/01/22 .......................................................        750,000        760,597
  St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%,
    12/01/13 .........................................................................      2,500,000      2,632,500
  St. Tammany's Public Trust Financing Authority SFMR, Series A, ETM, 7.20%,
     7/01/10 .........................................................................         80,000         91,437
     7/01/11 .........................................................................         50,000         62,770
  State Colleges and Universities Lease Revenue, University of Southwestern Louisiana,
    Cajundome, MBIA Insured, 5.65%, 9/01/26 ..........................................      3,080,000      3,285,806
  Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne
    General Medical Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33 .........      2,155,000      2,288,351
  University of Louisiana Board of Supervisors Lease Revenue, LaFayette Cajundome
    Convention, MBIA Insured, 6.25%, 9/01/29 .........................................      1,200,000      1,378,548
  University System Board of Supervisors Revenue, Northwestern State University
    Wellness, AMBAC Insured, 5.10%, 4/01/24 ..........................................      1,000,000      1,044,800
  Virgin Islands PFAR, Senior Lien, Fund Loan Notes, Refunding, Series A,
    5.50%, 10/01/18 ..................................................................      3,000,000      3,142,380
  West Feliciana Parish PCR, Gulf State Utility Co. Project, 7.70%,
    12/01/14 .........................................................................      6,500,000      6,583,005
                                                                                                        ------------
  TOTAL LONG TERM INVESTMENTS (COST $186,316,527) ....................................                   197,673,221
                                                                                                        ------------
  SHORT TERM INVESTMENTS .2%
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
    MBIA Insured, Weekly VRDN and Put, 1.25%, 12/01/15 ...............................        300,000        300,000
a Puerto Rico Commonwealth Highway and Transportation Authority Transportation
    Revenue, Series A, AMBAC Insured, Weekly VRDN and Put, 1.32%, 7/01/28 ............        100,000        100,000
                                                                                                        ------------
  TOTAL SHORT TERM INVESTMENTS (COST $400,000) .......................................                       400,000
                                                                                                        ------------
  TOTAL INVESTMENTS (COST $186,716,527) 98.7% ........................................                   198,073,221
  OTHER ASSETS, LESS LIABILITIES 1.3% ................................................                     2,602,097
                                                                                                        ------------
  NET ASSETS 100.0% ..................................................................                  $200,675,318
                                                                                                        ------------




See Glossary of Terms on page 131.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                    Semiannual Report | See notes to financial statements. | 103

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN MARYLAND TAX-FREE INCOME FUND

                                                      ------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS A                                                  (UNAUDITED)    2004 C       2003       2002        2001        2000 C
                                                      ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............        $11.93     $11.78       $11.52     $11.36      $10.63      $11.66
                                                      ------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................           .26        .52          .54        .55         .57         .56
 Net realized and unrealized gains (losses) ........          (.22)       .16          .26        .17         .72       (1.00)
                                                      ------------------------------------------------------------------------
Total from investment operations ...................           .04        .68          .80        .72        1.29        (.44)
                                                      ------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................          (.26)      (.53)        (.54)      (.56)       (.56)       (.56)
 Net realized gains ................................            --         --           --         --          --        (.03)
                                                      ------------------------------------------------------------------------
Total distributions ................................          (.26)      (.53)        (.54)      (.56)       (.56)       (.59)
                                                      ------------------------------------------------------------------------
Net asset value, end of period .....................        $11.71     $11.93       $11.78     $11.52      $11.36      $10.63
                                                      ------------------------------------------------------------------------

Total return b .....................................          .40%      5.89%        7.16%      6.44%      12.44%     (3.86)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................      $326,319   $340,237     $322,873   $281,141    $248,964    $221,176
Ratios to average net assets:
 Expenses ..........................................          .70% d     .70%         .70%       .72%        .73%        .72%
 Net investment income .............................         4.40% d    4.43%        4.65%      4.81%       5.16%       5.07%
Portfolio turnover rate ............................         7.96%     10.56%        6.30%      6.39%      13.01%      11.78%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. \

cFor the year ended February 29.

dAnnualized.





104 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

FRANKLIN MARYLAND TAX-FREE INCOME FUND (CONTINUED)

                                                     -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS C                                                  (UNAUDITED)    2004 C       2003       2002        2001        2000 C
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............        $12.05     $11.90       $11.63     $11.46      $10.72      $11.75
                                                     -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................           .23        .46          .48        .49         .51         .51
 Net realized and unrealized gains (losses) ........          (.21)       .15          .27        .17         .73       (1.01)
                                                     -------------------------------------------------------------------------
Total from investment operations ...................           .02        .61          .75        .66        1.24        (.50)
                                                     --------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................          (.23)      (.46)        (.48)      (.49)       (.50)       (.50)
 Net realized gains ................................            --         --           --         --          --        (.03)
                                                     -------------------------------------------------------------------------
Total distributions ................................          (.23)      (.46)        (.48)      (.49)       (.50)       (.53)
                                                     -------------------------------------------------------------------------
Net asset value, end of period .....................        $11.84     $12.05       $11.90     $11.63      $11.46      $10.72
                                                     -------------------------------------------------------------------------

Total return b .....................................          .10%      5.33%        6.59%      5.88%      11.83%     (4.37)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................       $48,494    $49,739      $48,305    $33,257     $22,547     $17,298
Ratios to average net assets:
 Expenses ..........................................         1.25% d    1.28%        1.22%      1.27%       1.28%       1.27%
 Net investment income .............................         3.85% d    3.85%        4.13%      4.26%       4.61%       4.53%
Portfolio turnover rate ............................         7.96%     10.56%        6.30%      6.39%      13.01%      11.78%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cFor the year ended February 29.

dAnnualized.

                    Semiannual Report | See notes to financial statements. | 105

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------
FRANKLIN MARYLAND TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.6%
Anne Arundel County GO, 4.625%, 3/01/32 ............................................   $ 2,000,000   $ 1,998,440
Anne Arundel County PCR, Baltimore Gas and Electric Co. Project, Refunding, 6.00%,
  4/01/24 ..........................................................................     9,500,000     9,725,150
Baltimore Convention Center Revenue, FGIC Insured, Pre-Refunded, 6.15%,
  9/01/19 ..........................................................................     4,250,000     4,250,000
Baltimore County Metropolitan 68th District GO, Refunding, 5.00%,
  8/01/32 ..........................................................................     1,000,000     1,023,570
Baltimore Economic Development Lease Revenue, Armistead Partnership, Refunding,
  Series A, 7.00%, 8/01/11 .........................................................     2,665,000     2,700,311
Baltimore GO, Consolidated Public Improvement,
   Series A, FGIC Insured, Pre-Refunded, 5.30%, 10/15/17 ...........................     1,500,000     1,674,090
   Series A, FSA Insured, Pre-Refunded, 5.25%, 10/15/17 ............................     3,300,000     3,774,177
   Series B, 7.15%, 10/15/08 .......................................................     1,000,000     1,174,970
Baltimore Port Facilities Revenue, Consolidated Coal Sales, Series A,
  6.50%, 10/01/11 ..................................................................     1,850,000     1,947,310
Baltimore Project Revenue, Wastewater Project,
   Refunding, FGIC Insured, 5.125%, 7/01/42 ........................................     7,630,000     7,809,686
   Series A, FGIC Insured, 5.00%, 7/01/33 ..........................................     5,000,000     5,103,400
   Series B, FGIC Insured, Pre-Refunded, 5.00%, 7/01/28 ............................     4,000,000     4,345,520
Baltimore Revenue, Wastewater Project, Series A,
   FGIC Insured, Pre-Refunded, 5.80%, 7/01/15 ......................................     5,000,000     5,721,350
   FSA Insured, Pre-Refunded, 5.75%, 7/01/30 .......................................    10,000,000    11,546,600
Carroll County Revenue, Fairhaven and Copper Ridge, Refunding, Series A, Radian
   Insured, 5.375%, 1/01/16 ........................................................     2,000,000     2,169,860
   5.50%, 1/01/19 ..................................................................     1,000,000     1,079,020
   5.625%, 1/01/25 .................................................................     2,000,000     2,129,100
Gaithersburg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding
  and Improvement, FSA Insured, 6.00%, 9/01/21 .....................................     8,000,000     8,463,840
Harford County GO, Consolidated Public Improvement,
   4.35%, 1/15/14 ..................................................................     1,300,000     1,379,612
   4.40%, 1/15/15 ..................................................................     1,450,000     1,531,214
   4.40%, 1/15/16 ..................................................................     1,420,000     1,487,933
   4.45%, 1/15/17 ..................................................................     1,125,000     1,178,719
Harford County Mortgage Revenue, Greenbrier V Apartments Project, Refunding, FHA
  Insured, 6.50%, 11/01/26 .........................................................     3,000,000     3,089,910
Howard County Mortgage Revenue, Normandy Woods III Apartments Project, Refunding,
  Series A, FHA Insured, 6.10%, 7/01/25 ............................................     2,000,000     2,076,860
Maryland Environmental Services COP, Water and Waste Facilities, Series A,
  6.70%, 6/01/11 ...................................................................     1,900,000     1,906,688
Maryland State CDA, Department of Housing and Community Development Revenue,
   Housing, Series A, 6.00%, 7/01/32 ...............................................     4,000,000     4,148,800
   Residential, Series D, 5.25%, 9/01/29 ...........................................     4,245,000     4,289,148
   Series B, 5.35%, 9/01/30 ........................................................     1,890,000     1,920,523
   SF Program, First Series, 5.00%, 4/01/17 ........................................       220,000       224,541
   SF Program, Second Series, 5.00%, 4/01/17 .......................................     3,000,000     3,062,220
Maryland State EDC, Utility Infrastructure Revenue, University College Park Project,
  AMBAC Insured, 5.00%, 7/01/19 ....................................................     1,710,000     1,817,491
Maryland State Energy Financing Administration Solid Waste Disposal Revenue,
  Limited Obligation, Wheelabrator Water Projects, 6.45%, 12/01/16 .................     3,000,000     3,197,550
Maryland State Health and Higher Educational Facilities Authority Revenue,
   Anne Arundel Health System, Series A, 5.125%, 7/01/34 ...........................     2,500,000     2,507,750
   Anne Arundel Health System, Series A, FSA Insured, 5.00%, 7/01/34 ...............     2,000,000     2,037,200
   Anne Arundel Medical Center, FSA Insured, 5.125%, 7/01/33 .......................     8,365,000     8,560,992


106 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------
FRANKLIN MARYLAND TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Maryland State Health and Higher Educational Facilities Authority Revenue (cont.)
   Carroll County General Hospital, 6.00%, 7/01/26 ..............................    $ 2,000,000    $ 2,104,280
   Carroll County General Hospital, 5.80%, 7/01/32 ..............................      5,000,000      5,180,750
   Catholic Health Initiatives, Series A, 6.00%, 12/01/20 .......................      2,920,000      3,296,242
   Catholic Health Initiatives, Series A, 6.00%, 12/01/24 .......................      2,025,000      2,263,585
   Charity Obligation Group, Series A, 5.00%, 11/01/19 ..........................      1,515,000      1,553,163
   Charity Obligation Group, Series A, 5.00%, 11/01/29 ..........................      2,250,000      2,288,655
   Doctors Community Hospital, Refunding, 5.75%, 7/01/13 ........................      2,885,000      2,903,724
   Helix Health Issue, AMBAC Insured, ETM, 5.00%, 7/01/27 .......................     11,000,000     11,591,690
   Johns Hopkins University Issue, Pre-Refunded, 6.00%, 7/01/39 .................      5,000,000      5,810,550
   Johns Hopkins, AMBAC Insured, 5.00%, 7/01/27 .................................        655,000        667,471
   Maryland Institute College of Art, 5.625%, 6/01/36 ...........................      3,600,000      3,710,556
   Mercy Medical Center Project, Refunding, FSA Insured, 5.75%, 7/01/26 .........      1,500,000      1,574,460
   Mercy Medical Center, Refunding, 5.625%, 7/01/31 .............................      5,500,000      5,585,085
   North Arundel Hospital, 6.50%, 7/01/26 .......................................      1,000,000      1,105,920
   North Arundel Hospital, 6.50%, 7/01/31 .......................................      1,320,000      1,456,963
   Parking, Johns Hopkins Medical Institutions, AMBAC Insured, 5.00%,
    7/01/34 .....................................................................      5,000,000      5,112,700
   Roland Park Place Project, Refunding, 5.625%, 7/01/18 ........................      2,500,000      2,496,200
   Roland Park Place Project, Refunding, 5.625%, 7/01/24 ........................      2,680,000      2,603,406
   University of Maryland Medical System, 6.75%, 7/01/30 ........................     11,000,000     12,436,930
   Upper Chesapeake Hospitals, Series A, FSA Insured, 5.375%, 1/01/28 ...........      5,000,000      5,195,900
   Upper Chesapeake Hospitals, Series A, FSA Insured, 5.125%, 1/01/33 ...........      7,100,000      7,210,902
Maryland State Health and Higher Revenue, John Hopkins University, Series A,
  5.00%, 7/01/32 ................................................................     29,000,000     29,562,310
Maryland State Stadium Authority Lease Revenue, Convention Center Expansion,
  AMBAC Insured, 5.875%, 12/15/14 ...............................................      4,655,000      4,807,405
Maryland State Stadium Authority Sports Facilities Lease Revenue, AMBAC Insured,
   5.75%, 3/01/22 ...............................................................      5,000,000      5,320,950
   5.80%, 3/01/26 ...............................................................      2,045,000      2,177,761
Maryland State Transportation Authority Lease Revenue, Metrorail Parking Project,
  AMBAC Insured, 5.00%, 7/01/28 .................................................      3,975,000      4,077,197
Maryland State Transportation Authority Transportation Facility Projects Revenue,
  FSA Insured, 5.00%,
   7/01/27 ......................................................................      5,890,000      6,041,432
   7/01/32 ......................................................................      7,165,000      7,343,480
Maryland Transportation Authority Revenue, AMBAC Insured, 5.00%, 3/01/27 ........      8,000,000      8,194,400
Maryland Water Quality Financing Administration Revenue, Revolving Loan Fund,
  Series A, 6.55%, 9/01/14 ......................................................        970,000        972,813
Montgomery County GO, 4.75%,
   2/01/17 ......................................................................      5,000,000      5,324,800
   4/01/22 ......................................................................      3,000,000      3,112,140
Montgomery County Housing Opportunities Commission MFHR, Series B, FHA Insured,
  6.00%, 7/01/37 ................................................................      2,500,000      2,596,200
Montgomery County Revenue Authority Golf Course System Revenue, Series A,
  Pre-Refunded, 6.125%, 10/01/22 ................................................      1,000,000      1,107,070
Morgan State University Maryland and Aux Facilities Fees Revenue, Series A, FGIC
  Insured, 5.00%, 7/01/32 .......................................................      6,450,000      6,583,386


                                                         Semiannual Report | 107

FRANKLIN TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------------
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT VALUE
---------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  Prince George's County COP, Real Estate Acquisition Program II, MBIA Insured, 6.00%,
    9/15/14 .........................................................................    $  2,050,000    $  2,107,113
  Prince George's County GO, Consolidated Public Improvement,
     4.40%, 9/15/22 .................................................................      10,000,000      10,040,200
     MBIA Insured, 5.00%, 4/15/18 ...................................................       2,100,000       2,223,837
  Prince George's County IDA, Lease Revenue, Upper Marlboro Justice-B, MBIA Insured,
    4.75%, 6/30/30 ..................................................................       4,000,000       4,002,600
  Prince George's County Parking Authority Revenue, Justice Center Facilities Project,
    Refunding, 6.45%, 5/01/05 .......................................................         500,000         501,635
  Prince George's County PCR, Potomac Electric Project, Refunding,
     6.00%, 9/01/22 .................................................................       1,200,000       1,203,144
     6.375%, 1/15/23 ................................................................       2,975,000       3,014,389
  Puerto Rico Commonwealth GO, Public Improvement,
     FSA Insured, 5.125%, 7/01/30 ...................................................       2,870,000       2,962,328
     FSA Insured, Pre-Refunded, 5.125%, 7/01/30 .....................................       4,360,000       4,905,087
     Refunding, FSA Insured, 5.25%, 7/01/27 .........................................       1,015,000       1,061,081
     Refunding, FSA Insured, Pre-Refunded, 5.25%, 7/01/27 ...........................       1,520,000       1,721,643
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series D, 5.25%, 7/01/38 .......................................................       5,000,000       5,122,100
     Series G, 5.00%, 7/01/33 .......................................................       7,000,000       7,049,210
  Puerto Rico Electric Power Authority Revenue,
     Series HH, FSA Insured, 5.25%, 7/01/29 .........................................      10,780,000      11,250,008
     Series II, 5.25%, 7/01/31 ......................................................       3,000,000       3,082,980
  Puerto Rico PBA Revenue, Government Facilities, Series D,
     5.25%, 7/01/36 .................................................................         520,000         534,399
     Pre-Refunded, 5.25%, 7/01/36 ...................................................       1,480,000       1,681,961
  St. Mary's College Revenue, Academic Fees and Auxiliary Fees Project, Series A,
    AMBAC Insured, 5.55%, 9/01/30 ...................................................       2,000,000       2,136,000
  University of Maryland Auxiliary Facilities System and Tuition Revenue, Series A,
    Pre-Refunded, 5.60%, 4/01/16 ....................................................       1,000,000       1,045,110
  Virgin Islands PFAR,
     Gross Receipts Taxes, Loan Note, FSA Insured, 5.00%, 10/01/22 ..................       2,000,000       2,106,760
     Senior Lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 .............       1,700,000       1,780,682
     Senior Lien, Refunding, Series A, 5.50%, 10/01/14 ..............................       3,300,000       3,516,348
  Westminster Education Facility Revenue, Mc Daniel College, 5.50%,
     4/01/27 ........................................................................         425,000         434,427
     4/01/32 ........................................................................       1,500,000       1,532,280
                                                                                                         ------------
  TOTAL LONG TERM INVESTMENTS (COST $351,357,614) ...................................                     369,439,343
                                                                                                         ------------

108 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------------
  FRANKLIN MARYLAND TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT     VALUE
---------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS .3%
a Baltimore County Revenue, Oak Crest Village Inc. Project, Series A, Weekly VRDN
    and Put, 1.33%, 1/01/29 .........................................................    $    400,000  $      400,000
a Maryland EDC, Student Housing Revenue, Baltimore County Project, Weekly VRDN
    and Put, 1.33%, 11/01/31 ........................................................         300,000         300,000
a Maryland State EDC, Economic Development Revenue, Chesapeake Bay Foundation,
    Weekly VRDN and Put, 1.33%, 11/01/23 ............................................         505,000         505,000
                                                                                                         ------------
  TOTAL SHORT TERM INVESTMENTS (COST $1,205,000) ....................................                       1,205,000
                                                                                                         ------------
  TOTAL INVESTMENTS (COST $352,562,614) 98.9% .......................................                     370,644,343
  OTHER ASSETS, LESS LIABILITIES 1.1% ...............................................                       4,168,387
                                                                                                         ------------
  NET ASSETS 100.0% .................................................................                    $374,812,730
                                                                                                         ------------




See Glossary of Terms on page 131.

 aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                    Semiannual Report | See notes to financial statements. | 109

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN MISSOURI TAX-FREE INCOME FUND

                                                     -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS A                                                (UNAUDITED)      2004 C       2003       2002        2001        2000 C
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $12.44     $12.23       $12.00     $11.77      $11.02      $12.19
                                                     -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................            .27        .55          .58        .58         .60         .60
 Net realized and unrealized gains (losses) .......           (.26)       .21          .23        .24         .75       (1.15)
                                                     -------------------------------------------------------------------------
Total from investment operations ..................            .01        .76          .81        .82        1.35        (.55)
                                                     -------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................           (.27)      (.55)        (.58)      (.59)       (.60)       (.61)
 Net realized gains ...............................             --         --           --         --          --        (.01)
                                                     -------------------------------------------------------------------------
Total distributions ...............................           (.27)      (.55)        (.58)      (.59)       (.60)       (.62)
                                                     -------------------------------------------------------------------------
Net asset value, end of period ....................         $12.18     $12.44       $12.23     $12.00      $11.77      $11.02
                                                     -------------------------------------------------------------------------

Total return b ....................................           .16%      6.38%        6.90%      7.13%      12.50%     (4.62)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $491,128   $499,238     $468,008   $425,795    $373,190    $346,649
Ratios to average net assets:
 Expenses .........................................           .67% d     .67%         .67%       .68%        .69%        .69%
 Net investment income ............................          4.44% d    4.50%        4.72%      4.91%       5.22%       5.16%
Portfolio turnover rate ...........................         13.44%     25.04%       18.73%     22.80%      38.38%      18.43%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

cFor the year ended February 29.

dAnnualized.




110 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

FRANKLIN MISSOURI TAX-FREE INCOME FUND (CONTINUED)

                                                   ---------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS C                                               (UNAUDITED)      2004 C       2003       2002        2001        2000 C
                                                   ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $12.50     $12.29       $12.06     $11.82      $11.06      $12.24
                                                   ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................            .24        .48          .51        .52         .54         .53
 Net realized and unrealized gains (losses) .......           (.25)       .21          .23        .24         .75       (1.16)
                                                   ---------------------------------------------------------------------------
Total from investment operations ..................           (.01)       .69          .74        .76        1.29        (.63)
                                                   ---------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................           (.24)      (.48)        (.51)      (.52)       (.53)       (.54)
 Net realized gains ...............................             --         --           --         --          --        (.01)
                                                   ---------------------------------------------------------------------------
Total distributions ...............................           (.24)      (.48)        (.51)      (.52)       (.53)       (.55)
                                                   ---------------------------------------------------------------------------
Net asset value, end of period ....................         $12.25     $12.50       $12.29     $12.06      $11.82      $11.06
                                                   ---------------------------------------------------------------------------

Total return b ....................................         (.05)%     5.75%        6.29%      6.61%      11.94%      (5.21)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................        $58,176    $60,208      $55,608    $41,013     $28,695     $23,537
Ratios to average net assets:
 Expenses .........................................          1.22% d    1.25%        1.19%      1.23%       1.24%       1.24%
 Net investment income ............................          3.89% d    3.92%        4.20%      4.36%       4.67%       4.62%
Portfolio turnover rate ...........................         13.44%     25.04%       18.73%     22.80%      38.38%      18.43%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cFor the year ended February 29.

dAnnualized.

                    Semiannual Report | See notes to financial statements. | 111

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
FRANKLIN MISSOURI TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.3%
BI-State Development Agency Revenue, Missouri Illinois Metropolitan District,
  Metrolink Cross County Project, Series B, FSA Insured, 5.00%, 10/01/32 ...........    $ 4,500,000    $ 4,568,715
Boone County IDA, Health Care Revenue, Retirement Center Project, GNMA Secured,
  5.70%, 10/20/22 ..................................................................      1,515,000      1,616,187
Cape Girardeau County IDA,
   Health Care Facilities Revenue, St. Francis Medical Center, Series A,
   5.50%, 6/01/27 ..................................................................      6,350,000      6,481,953
   Health Care Facilities Revenue, St. Francis Medical Center, Series A,
    5.50%, 6/01/32 .................................................................      5,000,000      5,093,350
   Solid Waste Disposal Revenue, Procter and Gamble Paper Products,
    5.30%, 5/15/28 .................................................................      6,875,000      7,040,688
Childrens Trust Fund Tobacco Settlement Revenue, Pre-Refunded, 6.00%,
  7/01/26 ..........................................................................      2,785,000      3,252,852
Curators University System Facilities Revenue, Series A, 5.00%,
  11/01/31 .........................................................................     17,845,000     18,172,099
Florissant COP, FGIC Insured, 5.00%, 8/01/22 .......................................      1,285,000      1,347,374
Grandview COP, FGIC Insured, 5.00%, 1/01/23 ........................................      2,410,000      2,509,774
Hazelwood IDA, MFHR, Lakes Apartments Project, Refunding, Series A, GNMA Secured,
  6.10%, 9/20/26 ...................................................................      1,745,000      1,815,481
Hickory County School District R-1 Skyline GO, Direct Deposit Program,
  6.05%, 3/01/20 ...................................................................      1,100,000      1,253,247
High Ridge Fire Protection District GO, FSA Insured, 5.375%, 11/01/20 ..............      1,000,000      1,086,510
Howard Bend Levee District Special Tax,
   5.65%, 3/01/13 ..................................................................      1,000,000      1,073,070
   5.85%, 3/01/19 ..................................................................      4,000,000      4,236,880
Jackson County Consolidated School District No. 2 GO, Direct Deposit Program, 5.20%,
  3/01/20 ..........................................................................      2,000,000      2,114,980
Jackson County Reorganized School District No. 7 Lees Summit GO, Direct Deposit,
  Refunding and Improvement, FSA Insured, 5.00%, 3/01/21 ...........................      5,700,000      6,001,815
Jackson County Special Obligation Revenue, MBIA Insured, 5.00%, 12/01/27 ...........      3,105,000      3,163,591
Jasper County Reorganized School District No. R-7 GO, Direct Deposit Program, 6.00%,
  3/01/20 ..........................................................................      1,025,000      1,166,891
Jefferson County Conservation Public Water Supply District No. C-1 Waterworks
  Revenue, AMBAC Insured, 5.00%, 12/01/26 ..........................................      4,500,000      4,574,430
Kansas City IDA, MFHR, Mews Apartments Project, Series A, FNMA Insured,
  6.30%, 7/01/20 ...................................................................      3,345,000      3,449,297
Kansas City Land Clearance Redevelopment Authority Lease Revenue, Municipal
  Auditorium and Muehlebach Hotel, Series A, FSA Insured, 5.90%, 12/01/18 ..........      5,000,000      5,341,050
Kansas City MAC Revenue, Leasehold Roe Bartle, Refunding, Series A, MBIA Insured,
  5.00%, 4/15/20 ...................................................................     10,000,000     10,264,200
Kansas City Tax Increment Financing Commerce Tax Increment Revenue, Blue Parkway
  Town Center Project, MBIA Insured, 5.00%, 7/01/27 ................................      1,730,000      1,767,627
Lake of the Ozarks Community Board Corp. Bridge System Revenue,
   Pre-Refunded, 6.25%, 12/01/16 ...................................................      2,000,000      2,233,260
   Pre-Refunded, 6.40%, 12/01/25 ...................................................      5,000,000      5,599,600
   Refunding, 5.25%, 12/01/14 ......................................................        750,000        742,913
   Refunding, 5.25%, 12/01/26 ......................................................        800,000        713,272
Lee's Summit IDAR, John Knox Village Project,
   6.55%, 8/15/10 ..................................................................      1,000,000      1,038,760
   6.625%, 8/15/13 .................................................................      2,000,000      2,075,660
   5.70%, 8/15/22 ..................................................................      1,500,000      1,556,340
Lee's Summit Water and Sewer Revenue, Series A, AMBAC Insured, 5.00%,
  7/01/22 ..........................................................................      1,995,000      2,090,920
Metropolitan St. Louis Sewer District Wastewater Systems Revenue, Series A,
  MBIA Insured, 5.00%, 5/01/34 .....................................................     19,680,000     20,056,478



112 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------
FRANKLIN MISSOURI TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery
  Foundation, Series A, MBIA Insured, 5.00%, 12/01/30 .............................    $ 9,500,000    $ 9,690,095
Missouri School Board Association COP, Pooled Finance Program,
   Series A-3, 7.875%, 3/01/06 ....................................................          5,000          5,141
   Series A-5, 7.375%, 3/01/06 ....................................................         20,000         20,570
Missouri School Board Association Lease COP, Republic R-3 School District Project,
  Refunding, FSA Insured, 6.00%, 3/01/16 ..........................................      2,220,000      2,354,155
Missouri Southern State College Revenue, Auxiliary Enterprise System, MBIA Insured,
  5.50%, 4/01/23 ..................................................................      1,200,000      1,303,884
Missouri State Board of Public Buildings State Office Building, Special Obligation,
  Series A, 5.125%, 5/01/26 .......................................................      3,960,000      4,091,630
Missouri State Development Finance Board Infrastructure Facilities Revenue, Midtown
  Redevelopment Project, Series A, MBIA Insured, 5.75%, 4/01/22 ...................     10,000,000     11,157,600
Missouri State Development Finance Board Recreation Facilities Revenue, YMCA
  Greater St. Louis Project, Series A, 5.40%, 9/01/18 .............................      7,420,000      7,901,410
Missouri State Development Finance Board Solid Waste Disposal Revenue, Procter
  and Gamble Paper Product, 5.20%, 3/15/29 ........................................      3,000,000      3,189,810
Missouri State Environmental Improvement and Energy Resources Authority PCR,
  National Rural Association, Electric Project, Series G-6, AMBAC Insured, 5.85%,
  2/01/13 .........................................................................      2,100,000      2,197,734
Missouri State Environmental Improvement and Energy Resources Authority Water PCR,
  State Revolving Fund,
   Series A, 7.00%, 10/01/10 ......................................................        750,000        752,775
   Series A, 6.55%, 7/01/14 .......................................................        890,000        893,008
   Series A, 5.75%, 1/01/16 .......................................................        150,000        158,913
   Series B, 7.125%, 12/01/10 .....................................................        330,000        331,231
   Series B, 5.80%, 1/01/15 .......................................................        125,000        129,226
   Series B, 6.05%, 7/01/16 .......................................................        485,000        497,193
   Series B, 7.20%, 7/01/16 .......................................................        825,000        846,524
   Series B, 5.50%, 7/01/21 .......................................................        710,000        782,214
   Series B, Pre-Refunded, 5.50%, 7/01/21 .........................................        730,000        837,237
Missouri State GO,
   State Water Pollution Control, Series A, 5.00%, 6/01/26 ........................      3,785,000      3,854,076
   Stormwater Control, Series A, 5.00%, 6/01/26 ...................................      1,895,000      1,929,584
Missouri State HDC,
   MFHR, FHA Insured, 8.50%, 12/01/29 .............................................         75,000         76,001
   SFMR, Homeowner Loan, Series D, GNMA Secured, 6.125%, 3/01/28 ..................        425,000        437,372
   SFMR, Series B, GNMA Secured, 6.10%, 9/01/14 ...................................        660,000        680,889
   SFMR, Series B, GNMA Secured, 6.45%, 9/01/27 ...................................        460,000        475,810
Missouri State Health and Educational Facilities Authority Educational Facilities
  Revenue,
   Maryville University of St. Louis Project, 6.50%, 6/15/22 ......................      1,750,000      1,897,612
   Maryville University of St. Louis Project, 6.75%, 6/15/30 ......................      4,500,000      4,811,670
   Washington University, 5.00%, 11/15/37 .........................................      9,150,000      9,241,591
   Washington University, Refunding, Series B, 5.00%, 3/01/30 .....................     14,000,000     14,201,460
   Washington University, Series B, Pre-Refunded, 6.00%, 3/01/30 ..................     13,550,000     15,837,646
   Webster University, MBIA Insured, 5.30%, 4/01/27 ...............................      8,000,000      8,374,480

                                                         Semiannual Report | 113

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------
FRANKLIN MISSOURI TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT    VALUE
-------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Missouri State Health and Educational Facilities Authority Health Facilities
   Revenue, Children's Mercy Hospital, 5.30%, 5/15/28 ...............................    $12,420,000    $12,577,237
   Freeman Health Systems Project, 5.25%, 2/15/28 ...................................      2,750,000      2,702,590
   Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured,
    5.00%, 8/15/21 ..................................................................      4,585,000      4,722,596
   Improvement, Jefferson Memorial Hospital, Refunding, Radian Insured,
    5.25%, 8/15/28 ..................................................................      4,900,000      4,998,833
   Jefferson Memorial Hospital Obligated Group, 6.75%, 5/15/15 ......................      4,000,000      4,111,840
   Jefferson Memorial Hospital Obligated Group, Pre-Refunded, 6.80%,
    5/15/25 .........................................................................      3,250,000      3,436,095
   Lake of the Ozarks General Hospital, 6.25%, 2/15/11 ..............................        410,000        427,757
   Lake of the Ozarks General Hospital, Pre-Refunded, 6.25%, 2/15/11 ................        840,000        911,660
   Lake of the Ozarks General Hospital, Pre-Refunded, 6.50%, 2/15/21 ................        670,000        729,550
   Lake of the Ozarks General Hospital, Refunding, 6.50%, 2/15/21 ...................        330,000        341,095
   Lake Regional Health Systems Project, 5.60%, 2/15/25 .............................      1,250,000      1,270,125
   Lake Regional Health Systems Project, 5.70%, 2/15/34 .............................      2,750,000      2,816,467
   Lutheran Senior Services, Refunding, 5.875%, 2/01/23 .............................      1,000,000      1,021,120
   Lutheran Senior Services, Series A, 6.375%, 2/01/27 ..............................      4,000,000      4,104,760
   St. Luke's Episcopal, Presbyterian Hospital, FSA Insured, 5.25%,
    12/01/26 ........................................................................      8,500,000      8,889,725
Missouri State Health and Educational Facilities Authority Revenue,
   Series A, 5.00%, 2/15/33 .........................................................     11,125,000     11,308,674
   SSM Healthcare System, Series A, AMBAC Insured, 5.25%, 6/01/28 ...................     16,385,000     16,973,877
Missouri State Highways and Transportation Commission State Road Revenue, Series A,
  5.00%,
   2/01/21 ..........................................................................     10,000,000     10,491,600
   2/01/22 ..........................................................................      3,000,000      3,130,020
Missouri State Housing Development Commission Revenue, SF, Homeowner Loan,
  Series C-1, GNMA Secured,
   5.90%, 9/01/25 ...................................................................      2,460,000      2,552,840
   5.95%, 3/01/28 ...................................................................      1,745,000      1,808,937
Monarch-Chesterfield Levee District Revenue, MBIA Insured, 5.75%,
  3/01/19 ...........................................................................      1,920,000      2,177,914
North Kansas City Hospital Revenue,
   North Kansas City Hospital, Series A, FSA Insured, 5.00%, 11/15/20 ...............      1,000,000      1,052,660
   Series A, FSA Insured, 5.00%, 11/15/21 ...........................................      1,000,000      1,047,240
   Series A, FSA Insured, 5.00%, 11/15/22 ...........................................      1,000,000      1,039,550
   Series A, FSA Insured, 5.00%, 11/15/28 ...........................................      1,965,000      1,995,281
   Series A, FSA Insured, 5.125%, 11/15/33 ..........................................      2,755,000      2,831,093
Northeast State University Recreational Facility Revenue, Campus Recreational
  Center Project, AMBAC Insured, 5.80%, 6/01/15 .....................................      1,000,000      1,030,170
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA
  Insured, Pre-Refunded, 9.00%, 7/01/09 .............................................         30,000         31,869
Puerto Rico Commonwealth GO, Public Improvement, Series A,
   5.375%, 7/01/28 ..................................................................      1,975,000      2,043,789
   5.125%, 7/01/31 ..................................................................      5,000,000      5,075,850
   Pre-Refunded, 5.375%, 7/01/28 ....................................................      1,025,000      1,175,603
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Series D, 5.375%, 7/01/36 ........................................................      2,500,000      2,589,400
   Series Y, 5.50%, 7/01/36 .........................................................     11,750,000     12,517,745
Puerto Rico Electric Power Authority Power Revenue,
   Series NN, 5.125%, 7/01/29 .......................................................      3,250,000      3,329,755
   Series II, 5.25%, 7/01/31 ........................................................     10,000,000     10,276,600
Puerto Rico HFC Revenue, MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 .................        160,000        160,093


114 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------
FRANKLIN MISSOURI TAX-FREE INCOME FUND                                            PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Puerto Rico Industrial Tourist Educational Medical and Environmental Control
  Facilities Financing Authority Industrial Revenue, Guaynabo Municipal
  Government, 5.625%, 7/01/22 ..................................................    $ 2,500,000    $ 2,582,625
Puerto Rico PBA Revenue Guaranteed, Government Facilities,
   Series D, 5.375%, 7/01/33 ...................................................      2,150,000      2,226,884
   Series D, Pre-Refunded, 5.375%, 7/01/33 .....................................      5,885,000      6,738,560
   Series I, 5.375%, 7/01/34 ...................................................     10,000,000     10,429,700
   Series I, 5.00%, 7/01/36 ....................................................     14,450,000     14,538,290
Pulaski County IDA, MFHR, St. Robert Project, Series A, GNMA Secured,
  6.00%, 8/20/39 ...............................................................      1,600,000      1,682,528
Springfield Missouri IDAR, Bethesda Living Centers, Refunding, Series A,
   5.625%, 8/15/18 .............................................................      3,000,000      2,784,840
   5.70%, 8/15/28 ..............................................................      5,250,000      4,725,683
Springfield Public Building Corp. Leasehold Revenue,
   Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24 ..................      2,600,000      2,703,610
   Springfield Recreational, Series B, AMBAC Insured, 6.125%, 6/01/21 ..........      3,230,000      3,734,817
   Springfield Recreational, Series B, AMBAC Insured, 6.15%, 6/01/25 ...........      3,645,000      4,159,747
Springfield School District No. R 12 GO, Missouri Direct Deposit Program,
  5.85%, 3/01/20 ...............................................................      1,500,000      1,701,255
St. Charles County Public Water Supply District No. 2, COP, Missouri Project,
  Series A, MBIA Insured, 5.25%, 12/01/28 ......................................      1,000,000      1,043,340
St. Louis Airport Revenue,
   Airport Development Program, Series A, MBIA Insured, 5.00%, 7/01/26 .........      5,000,000      5,104,000
   Airport Development Program, Series A, MBIA Insured, 5.25%, 7/01/31 .........     18,835,000     19,477,273
   Capital Improvement Program, Series A, MBIA Insured, 5.00%, 7/01/32 .........      2,540,000      2,571,013
St. Louis County Housing Authority MFHR, Kensington Square Apartments Project,
  Refunding,
   6.55%, 3/01/14 ..............................................................      1,000,000      1,002,850
   6.65%, 3/01/20 ..............................................................      2,750,000      2,828,677
St. Louis County IDA,
   Health Facilities Revenue, Jewish Center Healthcare, GNMA Secured,
   5.40%, 2/20/31 ..............................................................      1,000,000      1,025,970
   Health Facilities Revenue, Jewish Center Healthcare, GNMA Secured,
    5.50%, 2/20/36 .............................................................     10,460,000     11,029,024
   Health Facilities Revenue, Mary Queen Healthcare, GNMA Secured,
    5.375%, 9/20/31 ............................................................      3,310,000      3,454,779
   Health Facilities Revenue, Mother of Perpetual Help, GNMA Secured,
    6.40%, 8/01/35 .............................................................      1,895,000      2,020,980
   MFHR, Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31 ..............      1,095,000      1,118,718
   MFHR, South Summit Apartments, Refunding, Series A, GNMA Secured,
    6.10%, 4/20/32 .............................................................      1,250,000      1,307,888
St. Louis County IDAR, Bethesda Living Centers, Series B, 5.85%,
  8/15/28 ......................................................................      1,500,000      1,377,255
St. Louis IDA, Sewer and Solid Waste Disposal Facilities Revenue, Anheuser-Busch
  Project, 5.875%, 11/01/26 ....................................................      1,100,000      1,125,795
St. Louis Municipal Finance Corp. Leasehold Revenue,
   Carnahan Courthouse, Series A, FGIC Insured, 5.125%, 2/15/27 ................      4,750,000      4,899,625
   City Justice Center, Series A, AMBAC Insured, 6.00%, 2/15/20 ................      1,000,000      1,151,200
Taney County IDA, Hospital Revenue, The Skaggs Community Hospital Association,
   5.30%, 5/15/18 ..............................................................      3,000,000      3,035,040
   5.40%, 5/15/28 ..............................................................      1,500,000      1,464,615
Taney County Reorganized School District GO, No. R-V Hollister, Refunding, FSA
  Insured, 5.00%, 3/01/20 ......................................................      1,300,000      1,378,429
University of Missouri Revenue, System Facilities,
   Pre-Refunded, 5.80%, 11/01/27 ...............................................      1,000,000      1,118,650
   Refunding, Series B, 5.00%, 11/01/27 ........................................      7,865,000      8,016,165

                                                          Semiannual Report | 15

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------
  FRANKLIN MISSOURI TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.40%, 10/01/12 ..............................................................    $  2,500,000    $  2,671,150
     5.50%, 10/01/22 ..............................................................       2,500,000       2,566,025
  West Plains IDA, Hospital Revenue, Ozarks Medical Center Project, Refunding,
     5.50%, 11/15/12 ..............................................................       1,000,000       1,004,390
     5.60%, 11/15/17 ..............................................................       1,700,000       1,638,426
     5.65%, 11/15/22 ..............................................................       1,500,000       1,398,195
  West Plains Waterworks System Revenue, AMBAC Insured, 5.625%, 3/01/21 ...........       1,250,000       1,379,750
                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $506,659,070) .................................                     534,377,576
                                                                                                       ------------
  SHORT TERM INVESTMENTS 1.6%
a Berkeley IDA, IDR, Flight Safety International Inc. Project, Weekly VRDN & Put,
    1.31%, 9/01/04 ................................................................       2,000,000       2,000,000
a Kansas City IDAR, Ewing Marion Kauffman Foundation,
     Refunding, Daily VRDN and Put, 1.35%, 4/01/27 ................................         200,000         200,000
     Series A, Daily VRDN and Put, 1.35%, 4/01/27 .................................         200,000         200,000
a Missouri State Development Board Infrastructure Facilities Revenue, St. Louis
    Convention Center, Series C, Daily VRDN and Put, 1.40%, 12/01/20 ..............         200,000         200,000
a Missouri State Health and Educational Facilities Authority Educational Facilities
     Revenue, Saint Louis University, Series B, Daily VRDN and Put, 1.40%, 10/01/24         200,000         200,000
     Washington University, Series B, Daily VRDN and Put, 1.34%, 2/15/33 ..........       2,785,000       2,785,000
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA
    Insured, Weekly VRDN and Put, 1.25%, 12/01/15 .................................       3,200,000       3,200,000
                                                                                                       ------------
  TOTAL SHORT TERM INVESTMENTS (COST $8,785,000) ..................................                       8,785,000
                                                                                                       ------------
  TOTAL INVESTMENTS (COST $515,444,070) 98.9% .....................................                     543,162,576
  OTHER ASSETS, LESS LIABILITIES 1.1% .............................................                       6,141,042
                                                                                                       ------------
  NET ASSETS 100.0% ...............................................................                    $549,303,618
                                                                                                       ------------




See Glossary of Terms on page 131.

 aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

116 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND

                                                     -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS A                                                 (UNAUDITED)     2004 C       2003       2002        2001        2000 C
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............        $12.42     $12.24       $11.96     $11.78      $11.04      $12.16
                                                     -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................           .27        .55          .56        .58         .60         .60
 Net realized and unrealized gains (losses) ........          (.17)       .18          .28        .19         .73       (1.12)
                                                     -------------------------------------------------------------------------
Total from investment operations ...................           .10        .73          .84        .77        1.33        (.52)
                                                     -------------------------------------------------------------------------
Less distributions from net investment income ......          (.28)      (.55)        (.56)      (.59)       (.59)       (.60)
                                                     -------------------------------------------------------------------------
Redemption fees ....................................            -- d       --           --         --          --          --
                                                     -------------------------------------------------------------------------
Net asset value, end of period .....................        $12.24     $12.42       $12.24     $11.96      $11.78      $11.04
                                                     -------------------------------------------------------------------------

Total return b .....................................          .83%      6.10%        7.23%      6.74%      12.38%     (4.37)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................      $405,253   $413,438     $418,196   $388,400    $342,402    $315,101
Ratios to average net assets:
 Expenses ..........................................          .67% e     .67%         .66%       .69%        .69%        .68%
 Net investment income .............................         4.45% e    4.49%        4.65%      4.89%       5.25%       5.18%
Portfolio turnover rate ............................         4.09%      7.67%        7.69%     10.85%       9.61%      21.07%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

cFor the year ended February 29.

dAmount is less than $0.001 per share.

eAnnualized.


                    Semiannual Report | See notes to financial statements. | 117

FRANKLIN TAX-FREE TRUST

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND (CONTINUED)

                                                    --------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS C                                                 (UNAUDITED)     2004 C       2003       2002        2001        2000 C
                                                    --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............          $12.54     $12.35       $12.05     $11.87      $11.12      $12.24
                                                    --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .........................             .24        .48          .50        .52         .54         .54
 Net realized and unrealized gains (losses) ......            (.18)       .19          .30        .19         .74       (1.13)
                                                    --------------------------------------------------------------------------
Total from investment operations .................             .06        .67          .80        .71        1.28        (.59)
                                                    --------------------------------------------------------------------------
Less distributions from net investment income ....            (.24)      (.48)        (.50)      (.53)       (.53)       (.53)
                                                    --------------------------------------------------------------------------
Redemption fees ..................................              -- d       --           --         --          --          --
                                                    --------------------------------------------------------------------------
Net asset value, end of period ...................          $12.36     $12.54       $12.35     $12.05      $11.87      $11.12
                                                    --------------------------------------------------------------------------

Total return b ...................................            .54%      5.52%        6.76%      6.09%      11.79%     (4.88)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ................         $79,325    $82,420      $76,400    $57,881     $43,476     $38,577
Ratios to average net assets:
 Expenses ........................................           1.22% e    1.25%        1.19%      1.24%       1.24%       1.23%
 Net investment income ...........................           3.90% e    3.91%        4.12%      4.34%       4.70%       4.63%
Portfolio turnover rate ..........................           4.09%      7.67%        7.69%     10.85%       9.61%      21.07%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cFor the year ended February 29.

dAmount is less than $0.001 per share.

eAnnualized.


118 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------
FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT    VALUE
-------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 97.7%
Appalachian State University Revenue, Teachers College Utility System, Refunding,
  MBIA Insured, 5.00%, 5/15/24 ..................................................    $3,000,000    $3,085,110
Asheville Water System Revenue,
   FGIC Insured, 5.70%, 8/01/25 .................................................     4,000,000     4,340,400
   FSA Insured, 5.00%, 8/01/25 ..................................................     1,000,000     1,031,770
Broad River Water Authority Water System Revenue, MBIA Insured, 5.375%,
  6/01/26 .......................................................................     1,000,000     1,059,870
Brunswick County Enterprise System Revenue, Series A, FSA Insured, 5.00%,
   4/01/27 ......................................................................     1,500,000     1,535,490
   4/01/28 ......................................................................     1,750,000     1,788,692
Buncombe County Metropolitan Sewer District Sewer System Revenue,
   FSA Insured, 5.00%, 7/01/29 ..................................................     5,000,000     5,115,750
   MBIA Insured, 5.00%, 7/01/26 .................................................     1,000,000     1,026,680
Centennial Authority Hotel Tax Revenue, Arena Project, FSA Insured,
  5.125%, 9/01/19 ...............................................................     5,115,000     5,394,995
Charlotte Airport Revenue,
  aSeries A, MBIA Insured, 5.00%, 7/01/29 .......................................     5,000,000     5,065,550
   Series B, MBIA Insured, 6.00%, 7/01/24 .......................................     4,000,000     4,457,280
   Series B, MBIA Insured, 6.00%, 7/01/28 .......................................     6,300,000     6,940,647
Charlotte COP,
   Convention Facility Project, 5.625%, 12/01/25 ................................     7,230,000     7,845,996
   Governmental Facilities Projects, Series G, 5.00%, 6/01/28 ...................     3,000,000     3,055,080
Charlotte GO, Series C, 5.00%, 7/01/27 ..........................................     2,010,000     2,052,954
Charlotte Storm Water Fee Revenue, Refunding, 5.00%, 6/01/25 ....................     1,000,000     1,032,100
Charlotte Water and Sewer GO, 5.00%, 2/01/21 ....................................     4,000,000     4,194,800
Charlotte Water and Sewer System Revenue,
   5.125%, 6/01/26 ..............................................................     6,000,000     6,230,580
   Pre-Refunded, 5.25%, 6/01/24 .................................................     3,000,000     3,379,110
   Pre-Refunded, 5.25%, 6/01/25 .................................................     3,950,000     4,482,460
Charlotte-Mecklenberg Hospital Authority Health Care System Revenue,
   5.90%, 1/15/16 ...............................................................     3,465,000     3,663,510
   Carolinas Healthcare System, Refunding, Series A, 5.00%, 1/15/31 .............     5,000,000     5,021,100
   Carolinas Healthcare System, Series A, 5.125%, 1/15/22 .......................     8,000,000     8,132,320
Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding,
  5.50%, 5/15/39 ................................................................     7,000,000     6,151,740
Columbus County Industrial Facilities and PCFA, Solid Water Disposal Revenue,
  International Paper Co. Project, Refunding, Series A, 5.80%, 12/01/16 .........     1,450,000     1,525,893
Concord COP, Series B, MBIA Insured,
   5.75%, 6/01/16 ...............................................................     1,475,000     1,596,732
   6.125%, 6/01/21 ..............................................................     2,180,000     2,371,884
Cumberland County COP, Civic Center Project,
   Refunding, AMBAC Insured, 5.00%, 12/01/18 ....................................     3,000,000     3,167,700
   Series A, AMBAC Insured, Pre-Refunded, 6.40%, 12/01/19 .......................     3,500,000     3,615,780
   Series A, AMBAC Insured, Pre-Refunded, 6.40%, 12/01/24 .......................     3,765,000     3,889,546
Cumberland County Finance Corp. Installment Payment Revenue, Detention Center
  and Mental Health, FSA Insured, Pre-Refunded, 5.625%, 6/01/24 .................     5,000,000     5,785,850
Cumberland County Hospital Facilities Revenue, Cumberland County Hospital Systems
  Inc., Refunding, 5.25%, 10/01/29 ..............................................     5,250,000     5,292,945

                                                         Semiannual Report | 119

FRANKLIN TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------
FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Dare County COP, AMBAC Insured,
   5.125%, 6/01/21 ..............................................................    $   650,000    $   699,959
   5.00%, 6/01/23 ...............................................................      3,000,000      3,133,680
Durham County Enterprise System Revenue, MBIA Insured, 5.00%, 6/01/23 ...........      1,670,000      1,748,139
Durham County GO, Public Improvement, 5.00%, 6/01/22 ............................      2,000,000      2,097,980
Franklin County COP, AMBAC Insured, 5.00%, 6/01/25 ..............................      1,250,000      1,288,638
Gastonia Combined Utilities System Revenue,
   FSA Insured, 5.00%, 5/01/25 ..................................................      1,000,000      1,030,760
   MBIA Insured, 5.625%, 5/01/19 ................................................      1,000,000      1,121,370
Greensboro Enterprise Systems Revenue, Series A, 5.125%,
   6/01/21 ......................................................................        390,000        413,084
   6/01/22 ......................................................................        350,000        368,589
Greensboro HDC, Mortgage Revenue, Refunding, Series A, MBIA Insured,
  6.70%, 1/01/24 ................................................................      1,320,000      1,382,766
Halifax County Industrial Facilities and PCFA Revenue, Champion International
   Corp. Project, 5.45%, 11/01/33 ...............................................      4,000,000      3,891,520
   Refunding, 6.45%, 11/01/29 ...................................................      3,900,000      4,129,632
Harnett County COP, FSA Insured, 5.125%, 12/01/23 ...............................      1,000,000      1,062,320
Haywood County Industrial Facilities and PCFA, Environmental Improvement Revenue,
  Champion International Project, 6.25%, 9/01/25 ................................      2,000,000      2,061,840
Henderson County COP, Henderson County School Project, AMBAC Insured,
  5.00%, 3/01/21 ................................................................      1,000,000      1,057,370
Martin County Industrial Facilities and PCFA Revenue, Solid Waste, Weyerhaeuser
  Co. Project,
   5.65%, 12/01/23 ..............................................................      2,000,000      2,000,760
   6.00%, 11/01/25 ..............................................................      5,400,000      5,544,558
Mecklenburg County GO, Public Improvement, Series B, 4.70%, 2/01/20 .............      3,000,000      3,110,040
New Hanover County COP, New Hanover County Projects, AMBAC Insured,
  5.00%, 12/01/22 ...............................................................      5,000,000      5,277,900
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
  Meredith College,
   AMBAC Insured, 4.875%, 6/01/24 ...............................................      1,000,000      1,024,260
   XLCA Insured, 5.00%, 4/01/33 .................................................      3,000,000      3,031,140
North Carolina Eastern Municipal Power Agency Power System Revenue,
   Refunding, Series A, 6.50%, 1/01/18 ..........................................      3,000,000      3,549,780
   Refunding, Series A, 5.75%, 1/01/26 ..........................................     10,000,000     10,357,900
   Refunding, Series D, 6.75%, 1/01/26 ..........................................      5,000,000      5,509,300
   Series B, MBIA Insured, 5.875%, 1/01/21 ......................................      5,000,000      5,483,100
North Carolina Educational Facilities Finance Agency Revenue, Duke University
  Project, Series A, 5.25%, 7/01/42 .............................................     10,000,000     10,304,700
North Carolina HFA, SFR,
   Series AA, 6.25%, 3/01/17 ....................................................        465,000        476,783
   Series X, 6.65%, 9/01/19 .....................................................        480,000        486,451
North Carolina HFAR,
   MF, Mortgage Loan Resolution, Refunding, Series H, 6.05%, 7/01/28 ............      2,230,000      2,302,185
   MF, Refunding, Series A, AMBAC Insured, 5.90%, 7/01/20 .......................      2,780,000      2,862,371
   MF, Refunding, Series J, 5.45%, 7/01/17 ......................................      2,175,000      2,260,434
   Refunding, Series F, 6.70%, 1/01/27 ..........................................      3,945,000      4,041,297
   SF, Refunding, Series DD, 6.20%, 9/01/27 .....................................      1,555,000      1,587,655
   SF, Series JJ, 6.45%, 9/01/27 ................................................      2,465,000      2,554,775
   SFR, Series RR, 5.85%, 9/01/28 ...............................................      3,055,000      3,134,888



120 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------
FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
North Carolina Medical Care Commission Health Care Facilities Revenue,
   Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%,
   10/01/18 .....................................................................    $ 1,000,000    $ 1,052,320
   Novant Health Project, Refunding, Series A, MBIA Insured, 5.00%, 10/01/24 ....      5,500,000      5,650,480
   Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19 ..........        630,000        675,688
   Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29 ..........      1,220,000      1,274,302
   Wakemed Project, AMBAC Insured, 5.00%, 10/01/32 ..............................      4,205,000      4,249,363
North Carolina Medical Care Commission Health System Revenue, Catholic Health
  East Project, Series C, AMBAC Insured, 5.00%, 11/15/18 ........................      2,500,000      2,643,650
North Carolina Medical Care Commission Hospital Revenue,
   Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22 ..........      1,920,000      2,117,510
   Annie Penn Memorial Hospital Project, Refunding, ETM, 5.25%, 1/01/12 .........      1,940,000      2,135,610
   Halifax Regional Medical Center Project, 5.00%, 8/15/18 ......................      1,500,000      1,496,970
   Halifax Regional Medical Center Project, 5.00%, 8/15/24 ......................      2,800,000      2,660,868
   Mission St. Joseph's Health System Project, MBIA Insured, 5.125%,
    10/01/28 ....................................................................      5,000,000      5,108,400
   Northeast Medical Center, AMBAC Insured, 5.50%, 11/01/30 .....................      1,580,000      1,678,687
   Rex Healthcare Project, AMBAC Insured, 5.00%, 6/01/17 ........................      2,780,000      2,928,369
   Southeastern Regional Medical Center, 6.25%, 6/01/29 .........................      4,000,000      4,226,640
   Southeastern Regional Medical Center, 5.375%, 6/01/32 ........................      3,500,000      3,544,765
   Transylvania Community Hospital Inc. Project, Refunding, 5.75%, 10/01/19 .....      1,090,000      1,057,889
   Wake County Hospital System Project, MBIA Insured, 5.375%, 10/01/26 ..........     10,825,000     11,220,437
   Wilson Memorial Hospital Project, Refunding, AMBAC Insured, 5.625%,
    11/01/18 ....................................................................      5,000,000      5,413,250
North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center,
  FSA Insured, 5.00%, 9/01/33 ...................................................      5,900,000      5,969,443
North Carolina Medical Care Community Revenue, FHA Insured Betsy Johnson Project,
  FSA Insured, 5.125%, 10/01/32 .................................................      4,500,000      4,626,450
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Series A,
  MBIA Insured,
   5.25%, 1/01/19 ...............................................................      5,000,000      5,435,000
   5.00%, 1/01/20 ...............................................................      2,000,000      2,083,320
North Carolina State COP, Western Carolina University Housing Project, AMBAC
  Insured, 5.00%, 6/01/33 .......................................................      1,500,000      1,526,475
North Carolina State Education Assistance Authority Revenue, Guaranteed, Student
  Loan, sub. lien,
   Series A, 6.05%, 7/01/10 .....................................................      3,310,000      3,427,174
   Series A, 6.30%, 7/01/15 .....................................................      1,500,000      1,548,375
   Series C, 6.35%, 7/01/16 .....................................................      4,500,000      4,715,775
North Carolina University Revenue, 5.00%, 12/01/28 ..............................      1,000,000      1,022,970
Piedmont Triad Airport Authority Airport Revenue, Refunding, Series A, FSA
  Insured, 6.00%, 7/01/24 .......................................................      5,745,000      6,450,658
Pitt County COP,
   MBIA Insured, 5.85%, 4/01/17 .................................................      5,055,000      5,573,946
   School Facilities Project, Series A, FSA Insured, 5.25%, 4/01/25 .............      1,670,000      1,760,197
   School Facilities Project, Series B, FSA Insured, 5.50%, 4/01/25 .............      1,000,000      1,077,630
Puerto Rico Commonwealth GO, Public Improvement,
   FSA Insured, 5.125%, 7/01/30 .................................................      3,445,000      3,555,826
   FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ...................................      5,305,000      5,968,231
   Series A, 5.375%, 7/01/28 ....................................................      4,925,000      5,096,538
   Series A, 5.125%, 7/01/31 ....................................................      3,265,000      3,314,530
   Series A, Pre-Refunded, 5.00%, 7/01/27 .......................................      5,000,000      5,633,400
   Series A, Pre-Refunded, 5.375%, 7/01/28 ......................................      2,405,000      2,758,367
   Series A, Pre-Refunded, 5.125%, 7/01/31 ......................................      1,735,000      1,963,309


                                                         Semiannual Report | 121

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Refunding,
    Series H, 5.00%, 7/01/35 ......................................................    $  4,280,000    $  4,303,968
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation
     Revenue, Refunding, Series D, FSA Insured, 5.00%, 7/01/32 ....................       5,000,000       5,116,700
     Series A, MBIA Insured, 5.00%, 7/01/38 .......................................       2,000,000       2,035,240
     Series D, 5.375%, 7/01/36 ....................................................       5,000,000       5,178,800
     Series D, 5.25%, 7/01/38 .....................................................       3,000,000       3,073,260
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
     Series A, 7.50%, 7/01/09 .....................................................           5,000           5,019
     AMBAC Insured, 5.00%, 7/01/28 ................................................      10,000,000      10,191,200
  Puerto Rico Electric Power Authority Revenue,
     Series II, 5.25%, 7/01/31 ....................................................       6,000,000       6,165,960
     Series X, Pre-Refunded, 6.125%, 7/01/21 ......................................       4,000,000       4,237,440
  Puerto Rico HFC Revenue, MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 .............         190,000         190,110
  Puerto Rico PBA Revenue Guaranteed, Government Facilities,
     Series D, 5.375%, 7/01/33 ....................................................       1,790,000       1,854,010
     Series D, Pre-Refunded, 5.375%, 7/01/33 ......................................       5,210,000       5,965,658
     Series I, 5.00%, 7/01/36 .....................................................       2,405,000       2,419,695
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
    Pre-Refunded, 5.70%, 8/01/25 ..................................................       5,000,000       5,715,150
  Raeford HDC First Lien Revenue, Yadkin Trail, Refunding, Series A,
    FHA Insured, 6.00%, 7/15/22 ...................................................       1,320,000       1,323,379
  Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/31 ......................       2,000,000       2,040,920
  Raleigh Durham Airport Authority Airport Revenue, Series A, FGIC Insured, 5.00%,
     11/01/25 .....................................................................       6,480,000       6,620,162
     11/01/31 .....................................................................       8,000,000       8,075,520
  Randolph County COP, FSA Insured, Pre-Refunded, 5.75%, 6/01/22 ..................       5,500,000       6,317,025
  Robeson County Industrial Facilities and PCFA Revenue, Campbell Soup Co. Project,
    Refunding, 6.40%, 12/01/06 ....................................................       1,750,000       1,912,453
  University of Greenboro Revenue, Housing and Dining System, Series G, MBIA Insured,
    6.00%, 4/01/26 ................................................................       2,040,000       2,302,079
  University of North Carolina Ashville Revenue, Refunding, Series A, AMBAC Insured,
    5.00%, 6/01/27 ................................................................       1,200,000       1,225,404
  University of North Carolina Greensboro Revenue, Series A, FSA Insured,
    5.00%, 4/01/26 ................................................................       4,940,000       5,084,149
  University of North Carolina Revenue, Series A, 5.00%, 12/01/25 .................       4,000,000       4,103,240
  University of North Carolina System Pool Revenue, Series A, AMBAC Insured,
    5.00%, 4/01/27 ................................................................       2,100,000       2,153,214
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.50%, 10/01/18 ..............................................................       2,000,000       2,094,920
     5.625%, 10/01/25 .............................................................       1,575,000       1,621,368
  Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light
    Company Project, Refunding, 5.375%, 2/01/17 ...................................       8,000,000       8,657,120
  Wilkes County COP, Public Improvements Project, FSA Insured, 5.375%,
    12/01/20 ......................................................................       1,000,000       1,094,670
  Wilmington COP, AMBAC Insured, 5.00%, 9/01/29 ...................................       1,000,000       1,023,700
  Winston-Salem Water and Sewer System Revenue,
     Refunding, Pre-Refunded, 5.125%, 6/01/20 .....................................       2,500,000       2,837,625
     Series B, Pre-Refunded, 5.70%, 6/01/17 .......................................       2,250,000       2,366,753
                                                                                                       ------------
  TOTAL LONG TERM INVESTMENTS (COST $445,715,718) .................................                     473,666,961
                                                                                                       ------------



122 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------
  FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND                                 PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 2.2%
b North Carolina Medical Care Commission Hospital Revenue,
     Lexington Memorial Hospital Project, Refunding, Daily VRDN and Put,
     1.32%, 4/01/10 ..........................................................    $    600,000    $    600,000
     Pooled Financing Project, Series A, Daily VRDN and Put, 1.32%,
      10/01/16 ...............................................................       1,100,000       1,100,000
     Valdese General Hospital Inc. Project, Refunding, Weekly VRDN and
      Put, 1.33%, 10/01/16 ...................................................         700,000         700,000
b North Carolina State GO, Series G, Weekly VRDN and Put, 1.20%, 5/01/21 .....       8,100,000       8,100,000
b Puerto Rico Commonwealth Highway and Transportation Authority Transportation
    Revenue, Series A, AMBAC Insured, Weekly VRDN and Put, 1.32%, 7/01/28 ....         100,000         100,000
                                                                                                  ------------
  TOTAL SHORT TERM INVESTMENTS (COST $10,600,000) ............................                      10,600,000
                                                                                                  ------------
  TOTAL INVESTMENTS (COST $456,315,718) 99.9% ................................                     484,266,961
  OTHER ASSETS, LESS LIABILITIES .1% .........................................                         310,459
                                                                                                  ------------
  NET ASSETS 100.0% ..........................................................                    $484,577,420
                                                                                                  ------------




See Glossary of Terms on page 131.

aSee Note 1 regarding securities purchased on a delayed delivery basis.

bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                    Semiannual Report | See notes to financial statements. | 123

FRANKLIN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN VIRGINIA TAX-FREE INCOME FUND

                                                     -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                      AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
CLASS A                                                 (UNAUDITED)     2004 C       2003       2002        2001        2000 C
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............        $11.94     $11.64       $11.52     $11.45      $10.79      $11.88
                                                     -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................           .26        .52          .54        .56         .59         .59
 Net realized and unrealized gains (losses) ........          (.18)       .30          .12        .08         .65       (1.09)
                                                     -------------------------------------------------------------------------
Total from investment operations ...................           .08        .82          .66        .64        1.24        (.50)
                                                     -------------------------------------------------------------------------
Less distributions from net investment income ......          (.26)      (.52)        (.54)      (.57)       (.58)       (.59)
                                                     -------------------------------------------------------------------------
Redemption fees ....................................            -- d       --           --         --          --          --
                                                     -------------------------------------------------------------------------
Net asset value, end of period .....................        $11.76     $11.94       $11.64     $11.52      $11.45      $10.79
                                                     -------------------------------------------------------------------------

Total return b .....................................          .72%      7.20%        5.90%      5.73%      11.80%     (4.31)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................      $425,364   $441,916     $426,371   $395,579    $356,599    $327,235
Ratios to average net assets:
 Expenses ..........................................          .67% e     .68%         .68%       .69%        .70%        .68%
 Net investment income .............................         4.44% e    4.44%        4.67%      4.88%       5.27%       5.19%
Portfolio turnover rate ............................          .75%      7.01%       12.94%     15.36%       8.89%      22.53%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

cFor the year ended February 29.

dAmount is less than $0.001 per share.

eAnnualized.




124 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

FRANKLIN VIRGINIA TAX-FREE INCOME FUND (CONTINUED)

                                                      ------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       AUGUST 31, 2004              YEAR ENDED FEBRUARY 28,
                                                      ------------------------------------------------------------------------
CLASS C                                                  (UNAUDITED)   2004 C       2003       2002        2001        2000 C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .................      $12.04     $11.74       $11.62     $11.53      $10.86      $11.95
                                                      ------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .............................         .23        .45          .48        .50         .53         .53
 Net realized and unrealized gains (losses) ..........        (.17)       .30          .12        .09         .66       (1.09)
                                                      ------------------------------------------------------------------------
Total from investment operations .....................         .06        .75          .60        .59        1.19        (.56)
                                                      ------------------------------------------------------------------------
Less distributions from net investment income ........        (.23)      (.45)        (.48)      (.50)       (.52)       (.53)
                                                      ------------------------------------------------------------------------
Redemption fees ......................................          -- d       --           --         --          --          --
                                                      ------------------------------------------------------------------------
Net asset value, end of period .......................      $11.87     $12.04       $11.74     $11.62      $11.53      $10.86
                                                      ------------------------------------------------------------------------
Total return b .......................................        .51%      6.54%        5.28%      5.28%      11.23%     (4.82)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ....................     $40,824    $43,009      $41,802    $33,992     $24,766     $21,454
Ratios to average net assets:
 Expenses ............................................       1.22% e    1.25%        1.21%      1.24%       1.24%       1.23%
 Net investment income ...............................       3.89% e    3.87%        4.14%      4.34%       4.72%       4.64%
Portfolio turnover rate ..............................        .75%      7.01%       12.94%     15.36%       8.89%      22.53%


aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cFor the year ended February 29.

dAmount is less than $0.001 per share.

eAnnualized.

                    Semiannual Report | See notes to financial statements. | 125

FRANKLIN TAX-FREE TRUST

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT     VALUE
-----------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.8%
Abingdon IDA, Hospital Facilities Revenue, Johnston Memorial Hospital, Refunding,
  5.375%, 7/01/28 .................................................................    $ 5,000,000    $ 5,078,250
Alexandria IDA, Educational Facilities Revenue, Episcopal High School,
  5.875%, 1/01/29 .................................................................      2,500,000      2,685,875
Arlington County GO, Public Improvements, 5.00%, 2/01/22 ..........................      2,060,000      2,153,277
Bedford County IDA, IDR, Nekoosa Packaging Corp. Project, Refunding,
   5.60%, 12/01/25 ................................................................      2,650,000      2,532,552
   6.30%, 12/01/25 ................................................................      2,000,000      2,038,120
   Series A, 6.55%, 12/01/25 ......................................................      5,000,000      5,165,100
Bristol Utility System Revenue, Refunding, ETM, 5.00%, 7/15/21 ....................      1,245,000      1,326,498
Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34 .................      1,000,000      1,029,000
Chesapeake IDA, Public Facilities Lease Revenue, Chesapeake Jail Project, MBIA
  Insured, 6.00%, 6/01/12 .........................................................      3,940,000      4,036,845
Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,
   7/15/19 ........................................................................      3,250,000      3,499,113
   7/15/32 ........................................................................      8,000,000      8,269,040
Covington-Alleghany County IDA, PCR, Westvaco Corp. Project, Refunding,
  6.65%, 9/01/18 ..................................................................      5,000,000      5,149,050
Danville IDA,
   Hospital Revenue, Danville Regional Medical Center, FGIC Insured, Pre-Refunded,
   6.50%, 10/01/24 ................................................................      4,000,000      4,057,000
   Solid Waste Disposal Revenue, International Paper Co., 6.50%, 3/01/19 ..........        500,000        517,115
Fairfax County EDA Revenue, National Wildlife Federation, MBIA Insured,
  5.375%, 9/01/29 .................................................................      8,000,000      8,364,160
Fairfax County IDAR, Health Care,
   Inova Health System Project, 6.00%, 8/15/26 ....................................      5,000,000      5,350,600
   Inova Health System Project, Refunding, Series A, 5.00%, 8/15/25 ...............      5,000,000      5,043,500
   Inova Health, Refunding, Series A, 5.00%, 8/15/18 ..............................      2,100,000      2,164,911
Fairfax County Redevelopment and Housing Authority MFHR,
   Cedar Ridge Apartments, GNMA Secured, 6.30%, 12/20/27 ..........................      4,700,000      4,813,646
   Paul Spring Center, Refunding, Series A, FHA Insured, 5.90%, 6/15/17 ...........      1,000,000      1,055,960
   Paul Spring Center, Refunding, Series A, FHA Insured, 6.00%, 12/15/28 ..........      1,000,000      1,052,050
Fairfax County Sewer Revenue, MBIA Insured, 5.875%, 7/15/28 .......................      5,000,000      5,438,800
Fairfax County Water Authority Water Revenue, Refunding, 5.00%, 4/01/27 ...........     14,250,000     14,564,925
Frederick County IDA, Lease Revenue, Government Complex Facilities Project, MBIA
  Insured, Pre-Refunded, 6.50%, 12/01/09 ..........................................      2,040,000      2,107,973
Fredericksburg IDA, Hospital Facilities Revenue, Medicorp Health System Obligation,
  Refunding, AMBAC Insured, 5.25%, 6/15/23 ........................................     10,000,000     10,450,800
Gloucester County IDA, Lease Revenue, Courthouse Project, MBIA Insured,
  5.50%, 11/01/30 .................................................................      1,715,000      1,832,683
Greater Richmond Convention Center Authority Hotel Tax Revenue, Convention Center
   Expansion Project,
   6.125%, 6/15/29 ................................................................      8,000,000      8,806,800
   6.25%, 6/15/32 .................................................................      8,175,000      9,104,579
Hampton Convention Center Revenue, Refunding, AMBAC Insured,
   5.25%, 1/15/23 .................................................................      3,000,000      3,209,220
   5.125%, 1/15/28 ................................................................      2,605,000      2,691,642
   5.00%, 1/15/35 .................................................................      2,000,000      2,027,180
Hampton Redevelopment and Housing Authority Senior Living Association Revenue,
  Refunding, Series A, GNMA Secured, 6.00%, 1/20/26 ...............................      1,060,000      1,115,597
Hampton Roads Regional Jail Authority Jail Facilities Revenue, Series A, MBIA
  Insured, 5.00%, 7/01/28 .........................................................     10,000,000     10,106,800


126 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------
FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Hanover County Water and Sewer System Revenue, MBIA Insured, 5.25%,
  2/01/26 ...........................................................................    $4,175,000    $4,344,672
Harrisonburg GO, FSA Insured, 5.75%, 12/01/29 .......................................     1,000,000     1,104,960
Henrico County IDAR, Solid Waste, Browning-Ferris Industries, South Atlantic Inc.,
  Series A, 5.875%, 3/01/17 .........................................................     1,000,000       936,530
Henry County IDA, Hospital Revenue, Memorial Hospital of Martinsville and Henry,
  Pre-Refunded, 6.00%, 1/01/27 ......................................................     1,250,000     1,375,063
Isle Wight County IDA, Environmental Improvement Revenue, International Paper Company
  Project, Series A, 6.60%, 5/01/24 .................................................     2,000,000     2,119,300
Isle Wight County IDAR, International Paper Co. Project, Series A, 5.85%,
  1/01/18 ...........................................................................     4,155,000     4,408,954
Leesburg Utilities System Revenue, Refunding, MBIA Insured, 5.125%,
  7/01/22 ...........................................................................     3,000,000     3,130,620
Loudoun County IDA, Hospital Revenue, Loudoun Hospital Center, FSA Insured, 5.80%,
  6/01/26 ...........................................................................     3,000,000     3,142,140
Loudoun County IDAR, Loudoun Hospital Center, Series A, 6.10%, 6/01/32 ..............     1,500,000     1,568,010
Loudoun County Sanitation Authority Water and Sewer Revenue,
   Refunding, FGIC Insured, 5.125%, 1/01/26 .........................................     3,795,000     3,866,156
   Refunding, FGIC Insured, 5.125%, 1/01/30 .........................................     5,250,000     5,342,295
   Series 96, FGIC Insured, 5.25%, 1/01/26 ..........................................     6,500,000     6,763,315
   Series 96, FGIC Insured, 5.25%, 1/01/30 ..........................................     1,000,000     1,026,360
Lynchburg IDA Healthcare Facilities Revenue, Centra Health, Refunding,
  5.20%, 1/01/28 ....................................................................     8,000,000     8,066,000
Lynchburg Redevelopment and Housing Authority Revenue, Walden Pond III, Refunding,
  Series A, GNMA Secured, 6.20%, 7/20/27 ............................................     1,000,000     1,042,690
Metropolitan Washington D.C. Airports Authority General Airport Revenue, Refunding,
   Series A, 5.375%, 10/01/23 .......................................................     3,000,000     3,120,000
   Series A, FGIC Insured, 5.00%, 10/01/27 ..........................................     5,000,000     5,029,400
   Series B, 5.75%, 10/01/20 ........................................................     6,000,000     6,302,460
Metropolitan Washington D.C. Airports Authority System,
   Refunding, Series A, FGIC Insured, 5.00%, 10/01/25 ...............................     1,000,000     1,012,340
   Series B, FGIC Insured, 5.25%, 10/01/32 ..........................................     6,655,000     6,880,338
Middle River Regional Jail Authority Jail Facility Revenue, MBIA Insured,
  5.00%, 5/15/28 ....................................................................     1,000,000     1,025,780
Middlesex County IDA, Lease Revenue, School Facilities Project, MBIA Insured,
  Pre-Refunded,
   5.875%, 8/01/21 ..................................................................     1,420,000     1,658,091
   6.10%, 8/01/26 ...................................................................     1,725,000     2,032,016
Montgomery County IDA, Lease Revenue, Series B, AMBAC Insured, 5.50%,
  1/15/22 ...........................................................................     1,000,000     1,089,530
Newport News IDA, Mortgage Revenue, Mennowood Communities Inc., Series A, GNMA
  Secured, 6.25%, 8/01/36 ...........................................................     2,960,000     3,115,074
Newport News Redevelopment and Housing Authority Revenue, Refunding, Series A, GNMA
  Secured, 5.85%, 12/20/30 ..........................................................     4,060,000     4,251,185
Norfolk Airport Authority Revenue, Series B, FGIC Insured, 5.125%,
  7/01/31 ...........................................................................     1,440,000     1,453,522
Norfolk GO, Capital Improvements, Refunding, Series B, FSA Insured,
  5.00%, 7/01/22 ....................................................................     1,720,000     1,796,884
Norfolk IDAR, Health Care, Bon Secours Health, Series B, MBIA Insured,
  5.25%, 8/15/26 ....................................................................     3,000,000     3,086,700
Norfolk Parking System Revenue, MBIA Insured, 5.55%, 2/01/27 ........................     2,000,000     2,107,340
Norfolk Water Revenue, MBIA Insured, 5.90%, 11/01/25 ................................     5,000,000     5,328,100
Orange County IDAR, Public Facility, Orange County Project, AMBAC Insured,
  5.00%, 2/01/34 ....................................................................     1,000,000     1,014,960
Peninsula Ports Authority Hospital Facilities Revenue, Whittaker Memorial Hospital
  Project, Refunding, FHA Insured, 8.70%, 8/01/23 ...................................        50,000        61,162
Port Authority Commonwealth Port Fidelity Revenue, MBIA Insured, 4.75%, 7/01/28 .....     1,500,000     1,472,610
Powhatan Co. EDA, Lease Revenue, Virginia Capital Projects, AMBAC Insured, 5.25%,
  7/15/33 ...........................................................................     1,000,000     1,049,430


                                                         Semiannual Report | 127

FRANKLIN TAX-FREE TRUST

-------------------------------------------------------------------------------------------------------------------
FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
Prince William County IDA, MFHR, Remington Place Apartments Project, Series A-1,
  AMBAC Insured, 6.00%, 12/01/33 ....................................................    $ 2,340,000    $ 2,456,298
Prince William County Service Authority Water and Sewer Systems Revenue, FGIC
  Insured, 5.50%, 7/01/29 ...........................................................      5,000,000      5,331,000
Puerto Rico Commonwealth GO, Public Improvement, Series A,
   5.125%, 7/01/31 ..................................................................      3,315,000      3,365,289
   5.00%, 7/01/33 ...................................................................      2,000,000      2,014,060
   FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 .......................................     16,000,000     18,026,880
   Pre-Refunded, 5.125%, 7/01/31 ....................................................      1,685,000      1,906,729
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Series D, 5.375%, 7/01/36 ........................................................      5,000,000      5,178,800
   Series D, 5.25%, 7/01/38 .........................................................      3,000,000      3,073,260
   Series G, 5.00%, 7/01/33 .........................................................      5,000,000      5,035,150
   Series Y, 5.50%, 7/01/36 .........................................................      4,500,000      4,794,030
   Series Y, Pre-Refunded, 6.00%, 7/01/22 ...........................................      2,000,000      2,189,280
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
  Series A, AMBAC Insured, 5.00%, 7/01/28 ...........................................      5,000,000      5,095,600
Puerto Rico Electric Power Authority Revenue,
   Refunding, Series Z, 5.25%, 7/01/21 ..............................................      1,500,000      1,528,185
   Series HH, FSA Insured, 5.25%, 7/01/29 ...........................................      5,910,000      6,167,676
Puerto Rico HFC Revenue,
   MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 .......................................      1,130,000      1,130,655
   Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%, 12/01/26 ...........         20,000         20,297
Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured, 5.00%,
  8/01/27 ...........................................................................      2,580,000      2,652,859
Puerto Rico PBA Revenue Guaranteed, Government Facilities, Series D,
   5.375%, 7/01/33 ..................................................................      1,315,000      1,362,024
   Pre-Refunded, 5.375%, 7/01/33 ....................................................      3,685,000      4,219,473
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
  Pre-Refunded, 5.70%, 8/01/25 ......................................................      1,000,000      1,143,030
Richmond GO, FGIC Insured, 5.00%, 7/15/19 ...........................................      3,690,000      3,936,787
Richmond IDA, Student Housing Revenue, University Real Estate Foundation,
  5.55%, 1/01/31 ....................................................................      4,400,000      4,651,856
Richmond Public Facilities COP, 800 Megahertz Project, Series A, AMBAC Insured,
  5.00%, 8/01/22 ....................................................................      2,000,000      2,080,440
Richmond Public Utility Revenue,
   FSA Insured, 5.00%, 1/15/35 ......................................................      3,500,000      3,556,455
   Refunding, FSA Insured, 5.00%, 1/15/33 ...........................................      8,500,000      8,630,305
Spotsylvania County Water and Sewer System Revenue, MBIA Insured,
   5.25%, 6/01/22 ...................................................................      6,500,000      6,983,600
   5.40%, 6/01/27 ...................................................................      6,800,000      7,185,628
University of Virginia Revenue, Series A, 5.00%, 6/01/33 ............................     14,000,000     14,277,200
Virgin Islands PFAR, Senior Lien, Fund Loan Notes, Refunding, Series A, 5.50%,
   10/01/15 .........................................................................      1,500,000      1,590,195
   10/01/18 .........................................................................      1,500,000      1,571,190
Virginia Beach Water and Sewer Revenue, 5.25%, 8/01/21 ..............................      1,865,000      1,976,508



128 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

--------------------------------------------------------------------------------------------------------------------
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  Virginia College Building Authority Educational Facilities Revenue,
     21st Century College Program, 5.00%, 2/01/21 ..................................    $  1,000,000    $  1,048,790
     Hampton University Project, 6.00%, 4/01/20 ....................................       1,500,000       1,688,655
     Regent University Project, MBIA Insured, 5.125%, 10/01/21 .....................       5,000,000       5,305,600
     Regent University Project, MBIA Insured, 5.125%, 10/01/31 .....................       4,050,000       4,157,366
     Washington and Lee University, 5.75%, 1/01/19 .................................          50,000          51,150
  Virginia Commonwealth Transportation Board Transportation Revenue,
     Northern Virginia Transportation Program, Refunding, Series A, 5.00%,
     5/15/27 .......................................................................       8,920,000       9,119,541
     U.S. Route 58 Corridor Development Program, Series B, 5.00%, 5/15/24 ..........       2,000,000       2,063,000
     U.S. Route 58 Corridor Development Project, Series B, 5.00%, 5/15/26 ..........      10,000,000      10,221,900
  Virginia State HDA Commonwealth Mortgage Revenue, Series J, Sub Series J-1, MBIA
    Insured, 5.20%, 7/01/19 ........................................................       3,325,000       3,472,231
  Virginia State HDA,
     MFHR, Series C, 5.30%, 11/01/16 ...............................................       1,000,000       1,054,390
     MFHR, Series H, 5.55%, 5/01/15 ................................................       1,000,000       1,054,130
     Rental Housing Revenue, Series J, 5.80%, 2/01/19 ..............................       2,000,000       2,098,100
     Rental Housing Revenue, Series L, 5.75%, 2/01/15 ..............................       1,000,000       1,066,810
  Virginia State PBA, Public Facilities Revenue, Series A, 4.50%, 8/01/20 ..........       1,000,000       1,023,360
  Virginia State Public School Authority GO, School Financing, Series A, 5.00%,
     8/01/20 .......................................................................       3,000,000       3,176,190
     8/01/21 .......................................................................       4,000,000       4,212,720
  Virginia State Public School Authority Revenue, School Financing, Series C, 5.00%,
     8/01/22 .......................................................................       2,000,000       2,091,660
     8/01/26 .......................................................................      10,925,000      11,192,881
  Virginia State Resources Authority Airport Revenue, Revolving Fund, Series A, 5.00%,
    8/01/27 ........................................................................       3,000,000       3,050,850
  Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled
    Financing Program, Senior Series, 5.00%, 11/01/33 ..............................       5,000,000       5,102,850
  Virginia State Resources Authority Water and Sewer System Revenue,
     Pooled Loan Program, Series A, ETM, 7.35%, 11/01/16 ...........................          45,000          46,072
     Pooled Loan Program, Series A, ETM, 7.45%, 11/01/16 ...........................          10,000          10,587
     Rapidan Service Authority, Refunding, 5.30%, 10/01/18 .........................       1,610,000       1,732,086
     Tuckahoe Service District Project, 5.00%, 11/01/35 ............................       2,000,000       2,034,960
  Winchester IDA, Educational Facilities Revenue, First Mortgage, Shenandoah
    University Project, Asset Guaranteed,
     6.80%, 10/01/24 ...............................................................         185,000         189,388
     Pre-Refunded, 6.80%, 10/01/24 .................................................       1,000,000       1,024,470
  York County Sewer Revenue, 5.875%,
     6/01/24 .......................................................................         500,000         559,200
     6/01/29 .......................................................................       1,500,000       1,650,525
                                                                                                        ------------
  TOTAL LONG TERM INVESTMENTS (COST $435,580,223) ..................................                     460,592,849
                                                                                                        ------------


                                                         Semiannual Report | 129

FRANKLIN TAX-FREE TRUST

---------------------------------------------------------------------------------------------------------------------
  FRANKLIN VIRGINIA TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT      VALUE
---------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS .2%
a Alexandria Redevelopment and Housing Authority Residential Care Facility Revenue,
    First Mortgage, Goodwin House Inc., Series B, Daily VRDN and Put, 1.32%, 10/01/06    $    700,000    $    700,000
a Roanoke IDA, Hospital Revenue, Carilion Health System, Series C, Daily VRDN and
    Put, 1.32%, 7/01/27 .............................................................         400,000         400,000
                                                                                                         ------------
  TOTAL SHORT TERM INVESTMENTS (COST $1,100,000) ....................................                       1,100,000
                                                                                                         ------------
  TOTAL INVESTMENTS (COST $436,680,223) 99.0% .......................................                     461,692,849
  OTHER ASSETS, LESS LIABILITIES 1.0% ...............................................                       4,494,580
                                                                                                         ------------
  NET ASSETS 100.0% .................................................................                    $466,187,429
                                                                                                         ------------




See Glossary of Terms on page 131.

 aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

130 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

GLOSSARY OF TERMS

AMBAC     - American Municipal Bond Assurance Corp.
CDA       - Community Development Authority/Agency
CDD       - Community Development District
COP       - Certificate of Participation
EDA       - Economic Development Authority
EDC       - Economic Development Corp.
EDR       - Economic Development Revenue
ETM       - Escrow to Maturity
FGIC      - Financial Guaranty Insurance Co.
FHA       - Federal Housing Authority/Agency
FNMA      - Federal National Mortgage Association
FSA       - Financial Security Assistance
GNMA      - Government National Mortgage Association
GO        - General Obligation
HDC       - Housing Development Corporation
HFA       - Housing Finance Authority/Agency
HFAR      - Housing Finance Authority/Agency Revenue
HFC       - Housing Finance Corp.
IDA       - Industrial Development Authority/Agency
IDAR      - Industrial Development Authority/Agency Revenue
IDB       - Industrial Development Bond/Board
IDBR      - Industrial Development Bond Insurance Revenue

IDR       - Industrial Development Revenue
ISD       - Independent School District
LLC       - Limited Liability Corporation
MAC       - Municipal Assistance Corp.
MBIA      - Municipal Bond Investors Assurance Corp.
MF        - Multi-Family
MFH       - Multi-Family Housing
MFHR      - Multi-Family Housing Revenue
MFMR      - Multi-Family Mortgage Revenue
MFR       - Multi-Family Revenue
PBA       - Public Building Authority
PCFA      - Pollution Control Financing Authority
PCR       - Pollution Control Revenue
PFAR      - Public Financing Authority Revenue
SF        - Single Family
SFHMR     - Single Family Housing Mortgage Revenue
SFM       - Single Family Mortgage
SFMR      - Single Family Mortgage Revenue
SFR       - Single Family Revenue
VHA       - Volunteer Hospital of America
VRDN      - Variable Rate Demand Notes
XLCA      - XL Capital Assurance

                                                         Semiannual Report | 131

FRANKLIN TAX-FREE TRUST

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2004 (unaudited)

                                                           -------------------------------------------------------
                                                                FRANKLIN           FRANKLIN          FRANKLIN
                                                            ALABAMA TAX-FREE   FLORIDA TAX-FREE  GEORGIA TAX-FREE
                                                               INCOME FUND        INCOME FUND       INCOME FUND
                                                           -------------------------------------------------------
Assets:
 Investments in securities:
  Cost ................................................    $   232,437,326     $ 1,533,914,627     $   191,150,310
                                                           -------------------------------------------------------
  Value ...............................................        248,977,514       1,652,160,257         203,386,625
 Cash .................................................             35,076              84,772              22,284
 Receivables:
  Capital shares sold .................................            133,877           1,612,272             285,102
  Interest ............................................          3,591,840          24,631,473           2,626,805
                                                           -------------------------------------------------------
      Total assets ....................................        252,738,307       1,678,488,774         206,320,816
                                                           -------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased .....................                 --                  --           5,062,550
  Capital shares redeemed .............................            465,803           3,152,614             429,531
  Affiliates ..........................................            165,529             959,677             143,558
 Distributions to shareholders ........................            319,935           2,256,459             294,317
 Other liabilities ....................................             26,269              93,578              24,591
                                                           -------------------------------------------------------
      Total liabilities ...............................            977,536           6,462,328           5,954,547
                                                           -------------------------------------------------------
       Net assets, at value ...........................    $   251,760,771     $ 1,672,026,446     $   200,366,269
                                                           -------------------------------------------------------
Net assets consist of:
 Distributions in excess of net investment income .....    $      (204,507)    $      (883,505)    $      (177,697)
 Net unrealized appreciation (depreciation) ...........         16,540,188         118,245,630          12,236,315
 Accumulated net realized gain (loss) .................        (10,251,219)         (6,251,118)         (3,749,139)
 Capital shares .......................................        245,676,309       1,560,915,439         192,056,790
                                                           -------------------------------------------------------
       Net assets, at value ...........................    $   251,760,771     $ 1,672,026,446     $   200,366,269
                                                           -------------------------------------------------------
CLASS A:
 Net assets, at value .................................    $   221,299,316     $ 1,481,637,357     $   164,393,855
                                                           -------------------------------------------------------
 Shares outstanding ...................................         19,138,103         124,317,131          13,654,795
                                                           -------------------------------------------------------
 Net asset value per share a ..........................            $ 11.56              $11.92              $12.04
                                                           -------------------------------------------------------
 Maximum offering price per share (net asset value
  per share / 95.75%) .................................            $ 12.07             $ 12.45              $12.57
                                                           -------------------------------------------------------
CLASS B:
 Net assets, at value .................................                --      $    72,412,749                  --
                                                           -------------------------------------------------------
 Shares outstanding ...................................                --            6,036,162                  --
                                                           -------------------------------------------------------
 Net asset value and maximum offering price per share a                --               $12.00                  --
                                                           -------------------------------------------------------
CLASS C:
 Net assets, at value .................................    $    30,461,455     $   117,976,340     $    35,972,414
                                                           -------------------------------------------------------
 Shares outstanding ...................................          2,615,123           9,787,453           2,963,352
                                                           -------------------------------------------------------
 Net asset value and maximum offering price per share a             $11.65              $12.05              $12.14
                                                           -------------------------------------------------------




aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

132 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2004 (unaudited)

                                                          ------------------------------------------------------
                                                              FRANKLIN           FRANKLIN          FRANKLIN
                                                          KENTUCKY TAX-FREE LOUISIANA TAX-FREE MARYLAND TAX-FREE
                                                             INCOME FUND        INCOME FUND       INCOME FUND
                                                          ------------------------------------------------------
Assets:
 Investments in securities:
  Cost ................................................     $102,294,051      $186,716,527      $352,562,614
                                                            ------------------------------------------------
  Value ...............................................      107,390,080       198,073,221       370,644,343
 Cash .................................................           98,772           274,354            39,215
 Receivables:
  Capital shares sold .................................          223,489            63,471           556,969
  Interest ............................................        1,399,137         2,964,702         4,662,816
                                                            ------------------------------------------------
      Total assets ....................................      109,111,478       201,375,748       375,903,343
                                                            ------------------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed .............................           95,834           291,603           331,854
  Affiliates ..........................................           51,318           131,612           242,930
 Distributions to shareholders ........................          136,651           257,870           475,660
 Other liabilities ....................................           16,564            19,345            40,169
                                                            ------------------------------------------------
      Total liabilities ...............................          300,367           700,430         1,090,613
                                                            ------------------------------------------------
       Net assets, at value ...........................     $108,811,111      $200,675,318      $374,812,730
                                                            ------------------------------------------------
Net assets consist of:
 Distributions in excess of net investment income .....     $    (48,414)     $   (149,349)     $   (335,433)
 Net unrealized appreciation (depreciation) ...........        5,096,029        11,356,694        18,081,729
 Accumulated net realized gain (loss) .................       (2,604,516)       (2,328,527)       (1,816,427)
 Capital shares .......................................      106,368,012       191,796,500       358,882,861
                                                            ------------------------------------------------
       Net assets, at value ...........................     $108,811,111      $200,675,318      $374,812,730
                                                            ------------------------------------------------
CLASS A:
 Net assets, at value .................................     $108,811,111      $182,055,782      $326,319,227
                                                            ------------------------------------------------
 Shares outstanding ...................................        9,637,798        15,674,195        27,866,904
                                                            ------------------------------------------------
 Net asset value per share a ..........................           $11.29            $11.62            $11.71
                                                            ------------------------------------------------
 Maximum offering price per share (net asset value
  per share / 95.75%) .................................           $11.79            $12.14            $12.23
                                                            ------------------------------------------------
CLASS C:
 Net assets, at value .................................               --       $18,619,536       $48,493,503
                                                            ------------------------------------------------
 Shares outstanding ...................................               --         1,588,689         4,095,622
                                                            ------------------------------------------------
 Net asset value and maximum offering price per share a               --            $11.72            $11.84
                                                            ------------------------------------------------




aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

                    Semiannual Report | See notes to financial statements. | 133

FRANKLIN TAX-FREE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
August 31, 2004 (unaudited)

                                                          -------------------------------------------------------
                                                                                  FRANKLIN
                                                               FRANKLIN        NORTH CAROLINA        FRANKLIN
                                                           MISSOURI TAX-FREE      TAX-FREE       VIRGINIA TAX-FREE
                                                              INCOME FUND        INCOME FUND        INCOME FUND
                                                          -------------------------------------------------------
Assets:
 Investments in securities:
  Cost ................................................     $515,444,070      $456,315,718      $436,680,223
                                                            ------------------------------------------------
  Value ...............................................      543,162,576       484,266,961       461,692,849
 Cash .................................................           16,080            42,084            42,589
 Receivables:
  Capital shares sold .................................          954,137         1,091,110           626,467
  Interest ............................................        7,152,331         5,929,179         5,266,049
                                                            ------------------------------------------------
      Total assets ....................................      551,285,124       491,329,334       467,627,954
                                                            ------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased .....................               --         5,034,250                --
  Capital shares redeemed .............................          904,453           755,906           525,792
  Affiliates ..........................................          337,413           309,126           291,434
 Distributions to shareholders ........................          703,897           620,364           589,926
 Other liabilities ....................................           35,743            32,268            33,373
                                                            ------------------------------------------------
      Total liabilities ...............................        1,981,506         6,751,914         1,440,525
                                                            ------------------------------------------------
       Net assets, at value ...........................     $549,303,618      $484,577,420      $466,187,429
                                                            ------------------------------------------------
Net assets consist of:
 Distributions in excess of net investment income .....     $   (497,469)     $   (364,929)     $   (165,771)
 Net unrealized appreciation (depreciation) ...........       27,718,506        27,951,243        25,012,626
 Accumulated net realized gain (loss) .................       (5,341,768)       (3,617,103)       (6,346,926)
 Capital shares .......................................      527,424,349       460,608,209       447,687,500
                                                            ------------------------------------------------
       Net assets, at value ...........................     $549,303,618      $484,577,420      $466,187,429
                                                            ------------------------------------------------
CLASS A:
 Net assets, at value .................................     $491,127,931      $405,252,767      $425,363,702
                                                            ------------------------------------------------
 Shares outstanding ...................................       40,329,243        33,102,185        36,166,541
                                                            ------------------------------------------------
 Net asset value per share a ..........................           $12.18            $12.24            $11.76
                                                            ------------------------------------------------
 Maximum offering price per share (net asset value
  per share / 95.75%) .................................           $12.72            $12.78            $12.28
                                                            ------------------------------------------------
CLASS C:
 Net assets, at value .................................      $58,175,687       $79,324,653       $40,823,727
                                                            ------------------------------------------------
 Shares outstanding ...................................        4,750,769         6,419,806         3,439,798
                                                            ------------------------------------------------
 Net asset value and maximum offering price per share a           $12.25            $12.36            $11.87
                                                            ------------------------------------------------


aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

134 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENTS OF OPERATIONS

for the six months ended August 31, 2004 (unaudited)

                                                -----------------------------------------------------
                                                    FRANKLIN           FRANKLIN          FRANKLIN
                                                ALABAMA TAX-FREE   FLORIDA TAX-FREE  GEORGIA TAX-FREE
                                                   INCOME FUND        INCOME FUND       INCOME FUND
                                                -----------------------------------------------------
Investment income:
 Interest .....................................      $6,568,176      $45,344,200       $5,295,054
                                                     --------------------------------------------
Expenses:
 Management fees (Note 3) .....................         695,397        3,913,350          564,649
 Distribution fees (Note 3)
  Class A .....................................         112,829          755,281           83,582
  Class B .....................................              --          235,462               --
  Class C .....................................          97,033          393,215          115,568
 Transfer agent fees (Note 3) .................          54,589          307,588           55,377
 Custodian fees ...............................           1,900           14,086            1,558
 Reports to shareholders ......................           9,071           49,116            8,250
 Registration and filing fees .................           5,360           11,037            4,737
 Professional fees ............................          10,365           19,363            6,096
 Trustees' fees and expenses ..................           1,162            9,131            1,031
 Other ........................................          16,804           67,788           11,667
                                                     --------------------------------------------
      Total expenses ..........................       1,004,510        5,775,417          852,515
                                                     --------------------------------------------
        Net investment income .................       5,563,666       39,568,783        4,442,539
                                                     --------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ....           6,853          529,665         (340,616)
 Net unrealized appreciation (depreciation)
  on investments ..............................      (4,549,426)     (38,913,117)      (3,927,702)
                                                     --------------------------------------------
Net realized and unrealized gain (loss) .......      (4,542,573)     (38,383,452)      (4,268,318)
                                                     --------------------------------------------
Net increase (decrease) in net assets resulting
 from operations ..............................      $1,021,093       $1,185,331         $174,221
                                                     --------------------------------------------


                    Semiannual Report | See notes to financial statements. | 135

FRANKLIN TAX-FREE TRUST

STATEMENTS OF OPERATIONS (CONTINUED)
for the six months ended August 31, 2004 (unaudited)

                                                  ------------------------------------------------------
                                                      FRANKLIN           FRANKLIN          FRANKLIN
                                                  KENTUCKY TAX-FREE LOUISIANA TAX-FREE MARYLAND TAX-FREE
                                                     INCOME FUND        INCOME FUND       INCOME FUND
                                                  ------------------------------------------------------
Investment income:
 Interest ......................................       $2,850,407        $5,285,040        $9,665,724
                                                       ----------------------------------------------
Expenses:
 Management fees (Note 3) ......................          340,265           563,149           969,019
 Distribution fees (Note 3)
  Class A ......................................           56,205            91,110           164,443
  Class C ......................................               --            63,845           159,519
 Transfer agent fees (Note 3) ..................           21,016            42,538           102,485
 Custodian fees ................................              870             1,486             2,642
 Reports to shareholders .......................            4,120             6,533            15,954
 Registration and filing fees ..................            2,180             2,829            10,307
 Professional fees .............................            6,285             7,024             9,058
 Trustees' fees and expenses ...................              510               988             1,659
 Other .........................................            7,831            12,595            26,534
                                                       ----------------------------------------------
      Total expenses ...........................          439,282           792,097         1,461,620
                                                       ----------------------------------------------
      Expenses waived/paid by affiliate (Note 3)          (62,190)               --                --
                                                       ----------------------------------------------
       Net expenses ............................          377,092           792,097         1,461,620
                                                       ----------------------------------------------
        Net investment income ..................        2,473,315         4,492,943         8,204,104
                                                       ----------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .....         (326,064)         (330,198)         (846,190)
 Net unrealized appreciation (depreciation)
  on investments ...............................       (2,159,807)       (3,225,877)       (6,372,178)
                                                       ----------------------------------------------
Net realized and unrealized gain (loss) ........       (2,485,871)       (3,556,075)       (7,218,368)
                                                       ----------------------------------------------
Net increase (decrease) in net assets resulting
 from operations ...............................         $(12,556)         $936,868          $985,736
                                                       ----------------------------------------------


136 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENTS OF OPERATIONS (CONTINUED)
for the six months ended August 31, 2004 (unaudited)

                                                   -------------------------------------------------------
                                                                          FRANKLIN
                                                       FRANKLIN        NORTH CAROLINA        FRANKLIN
                                                   MISSOURI TAX-FREE      TAX-FREE       VIRGINIA TAX-FREE
                                                      INCOME FUND        INCOME FUND        INCOME FUND
                                                   -------------------------------------------------------
Investment income:
 Interest .....................................       $13,994,835        $12,371,293        $12,028,170
                                                      -------------------------------------------------
Expenses:
 Management fees (Note 3) .....................         1,348,391          1,202,078          1,171,822
 Distribution fees (Note 3)
  Class A .....................................           244,266            201,055            213,602
  Class C .....................................           189,511            259,076            135,393
 Transfer agent fees (Note 3) .................           132,795            107,212            114,608
 Custodian fees ...............................             4,027              3,388              3,372
 Reports to shareholders ......................            15,324             12,997             16,273
 Registration and filing fees .................             8,141              7,163              5,755
 Professional fees ............................             8,853             10,406              9,254
 Trustees' fees and expenses ..................             2,270              1,872              2,337
 Other ........................................            32,318             25,846             22,014
                                                      -------------------------------------------------
      Total expenses ..........................         1,985,896          1,831,093          1,694,430
                                                      -------------------------------------------------
        Net investment income .................        12,008,939         10,540,200         10,333,740
                                                      -------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ....        (1,564,727)            32,870           (228,024)
 Net unrealized appreciation (depreciation)
  on investments ..............................       (10,070,025)        (7,250,732)        (7,057,264)
                                                      -------------------------------------------------
Net realized and unrealized gain (loss) .......       (11,634,752)        (7,217,862)        (7,285,288)
                                                      -------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations ..............................          $374,187         $3,322,338         $3,048,452
                                                      -------------------------------------------------


                    Semiannual Report | See notes to financial statements. | 137

FRANKLIN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS

for the six months ended August 31, 2004 (unaudited) and the year ended February 29, 2004

                                              -----------------------------------------------------------------------------
                                                       FRANKLIN ALABAMA                          FRANKLIN FLORIDA
                                                     TAX-FREE INCOME FUND                      TAX-FREE INCOME FUND
                                              SIX MONTHS ENDED      YEAR ENDED          SIX MONTHS ENDED     YEAR ENDED
                                               AUGUST 31, 2004   FEBRUARY 29, 2004       AUGUST 31, 2004  FEBRUARY 29, 2004
                                              -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................  $ 5,563,666       $ 11,438,945         $   39,568,783     $  81,592,311
  Net realized gain (loss) from
   investments ...............................        6,853           (206,846)               529,665           834,841
  Net unrealized appreciation (depreciation)
   on investments ............................   (4,549,426)         5,829,605            (38,913,117)       27,232,681
                                               ------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations .............    1,021,093         17,061,704              1,185,331       109,659,833
 Distributions to shareholders from:
  Net investment income:
   Class A ...................................   (5,016,996)       (10,331,630)           (35,900,663)      (73,479,490)
   Class B ...................................           --                 --             (1,492,746)       (2,734,894)
   Class C ...................................     (581,771)        (1,095,137)            (2,493,803)       (4,756,909)
                                               ------------------------------------------------------------------------
 Total distributions to shareholders .........   (5,598,767)       (11,426,767)           (39,887,212)      (80,971,293)
 Capital share transactions: (Note 2)
   Class A ...................................  (10,840,935)         2,479,520            (78,058,542)      (56,001,257)
   Class B ...................................           --                 --             (2,206,029)       19,801,947
   Class C ...................................      449,718          4,611,111             (3,949,754)        9,097,122
                                               ------------------------------------------------------------------------
 Total capital share transactions ............  (10,391,217)         7,090,631            (84,214,325)      (27,102,188)
 Redemption fees (Note 1f) ...................           --                 --                    359                --
                                               ------------------------------------------------------------------------
      Net increase (decrease) in
       net assets ............................  (14,968,891)        12,725,568           (122,915,847)        1,586,352
Net assets
 Beginning of period .........................  266,729,662        254,004,094          1,794,942,293     1,793,355,941
                                               ------------------------------------------------------------------------
 End of period ............................... $251,760,771       $266,729,662         $1,672,026,446    $1,794,942,293
                                               ------------------------------------------------------------------------
Distributions in excess of net investment
 income included in net assets:
 End of period ...............................   $ (204,507)        $ (169,406)          $   (883,505)     $   (565,076)
                                               ------------------------------------------------------------------------


138 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the six months ended August 31, 2004 (unaudited) and the year ended February 29, 2004

                                             ------------------------------------------------------------------------------
                                                       FRANKLIN GEORGIA                         FRANKLIN KENTUCKY
                                                     TAX-FREE INCOME FUND                      TAX-FREE INCOME FUND
                                              SIX MONTHS ENDED      YEAR ENDED          SIX MONTHS ENDED     YEAR ENDED
                                               AUGUST 31, 2004   FEBRUARY 29, 2004       AUGUST 31, 2004  FEBRUARY 29, 2004
                                             ------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................    $ 4,442,539        $ 9,011,298            $ 2,473,315       $ 5,194,899
  Net realized gain (loss) from
   investments ..............................       (340,616)          (446,778)              (326,064)         (194,210)
  Net unrealized appreciation (depreciation)
 on investments .............................     (3,927,702)         5,212,862             (2,159,807)        2,220,045
                                                -------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ............        174,221         13,777,382                (12,556)        7,220,734
 Distributions to shareholders from:
  Net investment income:
   Class A ..................................     (3,760,581)        (7,680,375)            (2,494,146)       (5,158,609)
   Class C ..................................       (694,198)        (1,295,109)                    --                --
                                                -------------------------------------------------------------------------
 Total distributions to shareholders ........     (4,454,779)        (8,975,484)            (2,494,146)       (5,158,609)
 Capital share transactions: (Note 2)
   Class A ..................................     (8,218,691)           828,606             (7,479,486)        2,194,026
   Class C ..................................      1,027,761          2,404,142                     --                --
                                                -------------------------------------------------------------------------
 Total capital share transactions ...........     (7,190,930)         3,232,748             (7,479,486)        2,194,026
 Redemption fees (Note 1f) ..................             16                 --                     --                --
                                                -------------------------------------------------------------------------
      Net increase (decrease) in
       net assets ...........................    (11,471,472)         8,034,646             (9,986,188)        4,256,151
Net assets
 Beginning of period ........................    211,837,741        203,803,095            118,797,299       114,541,148
                                                -------------------------------------------------------------------------
 End of period ..............................   $200,366,269       $211,837,741           $108,811,111      $118,797,299
                                                -------------------------------------------------------------------------
Distribu included in net assets:
 End of period ..............................     $ (177,697)        $ (165,457)             $ (48,414)        $ (27,583)
                                                -------------------------------------------------------------------------


                    Semiannual Report | See notes to financial statements. | 139

FRANKLIN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the six months ended August 31, 2004 (unaudited) and the year ended February 29, 2004

                                              -----------------------------------------------------------------------------
                                                      FRANKLIN LOUISIANA                        FRANKLIN MARYLAND
                                                     TAX-FREE INCOME FUND                      TAX-FREE INCOME FUND
                                              SIX MONTHS ENDED      YEAR ENDED          SIX MONTHS ENDED     YEAR ENDED
                                               AUGUST 31, 2004   FEBRUARY 29, 2004       AUGUST 31, 2004  FEBRUARY 29, 2004
                                              -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................     $ 4,492,943        $ 9,115,540            $ 8,204,104      $ 16,534,831
  Net realized gain (loss) from
   investments ...............................        (330,198)          (871,197)              (846,190)          844,841
  Net unrealized appreciation (depreciation)
   on investments ............................      (3,225,877)         5,159,230             (6,372,178)        4,203,914
                                                  -------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations .............         936,868         13,403,573                985,736        21,583,586
 Distributions to shareholders from:
  Net investment income:
   Class A ...................................      (4,129,379)        (8,287,908)            (7,402,639)      (14,770,030)
   Class C ...................................        (386,030)          (814,367)              (950,224)       (1,919,132)
                                                  -------------------------------------------------------------------------
 Total distributions to shareholders .........      (4,515,409)        (9,102,275)            (8,352,863)      (16,689,162)
 Capital share transactions: (Note 2)
   Class A ...................................        (750,561)         4,910,431             (7,471,121)       13,088,801
   Class C ...................................      (1,750,991)          (170,476)              (324,518)          814,408
                                                  -------------------------------------------------------------------------
 Total capital share transactions ............      (2,501,552)         4,739,955             (7,795,639)       13,903,209
      Net increase (decrease) in
       net assets ............................      (6,080,093)         9,041,253            (15,162,766)       18,797,633
Net assets
 Beginning of period .........................     206,755,411        197,714,158            389,975,496       371,177,863
                                                  -------------------------------------------------------------------------
 End of period ...............................    $200,675,318       $206,755,411           $374,812,730      $389,975,496
Distributions in excess of net investment
 income included in net assets:
 End of period ...............................    $   (149,349)      $   (126,883)          $   (335,433)     $   (186,674)
                                                  -------------------------------------------------------------------------


140 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the six months ended August 31, 2004 (unaudited) and the year ended February 29, 2004

                                              -----------------------------------------------------------------------------
                                                      FRANKLIN MISSOURI                      FRANKLIN NORTH CAROLINA
                                                     TAX-FREE INCOME FUND                      TAX-FREE INCOME FUND
                                              SIX MONTHS ENDED      YEAR ENDED          SIX MONTHS ENDED     YEAR ENDED
                                               AUGUST 31, 2004   FEBRUARY 29, 2004       AUGUST 31, 2004  FEBRUARY 29, 2004
                                              -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................    $ 12,008,939       $ 23,806,193           $ 10,540,200      $ 21,525,482
  Net realized gain (loss) from
   investments ...............................      (1,564,727)        (1,495,217)                32,870          (338,443)
  Net unrealized appreciation (depreciation)
   on investments ............................     (10,070,025)        10,569,681             (7,250,732)        7,113,032
                                                  -------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations .............         374,187         32,880,657              3,322,338        28,300,071
 Distributions to shareholders from:
  Net investment income:
   Class A ...................................     (11,032,313)       (21,508,601)            (9,165,107)      (18,428,670)
   Class C ...................................      (1,146,004)        (2,266,500)            (1,576,665)       (3,062,666)
                                                  -------------------------------------------------------------------------
 Total distributions to shareholders .........     (12,178,317)       (23,775,101)           (10,741,772)      (21,491,336)
 Capital share transactions: (Note 2)
   Class A ...................................       2,402,652         23,089,986             (2,021,618)      (10,377,974)
   Class C ...................................        (740,950)         3,635,035             (1,839,795)        4,831,266
                                                  -------------------------------------------------------------------------
  Total capital share transactions ...........       1,661,702         26,725,021             (3,861,413)       (5,546,708)
 Redemption fees (Note 1f) ...................              --                 --                     18                --
                                                  -------------------------------------------------------------------------
      Net increase (decrease) in
       net assets ............................     (10,142,428)        35,830,577            (11,280,829)        1,262,027
Net assets
 Beginning of period .........................     559,446,046        523,615,469            495,858,249       494,596,222
                                                  -------------------------------------------------------------------------
 End of period ...............................    $549,303,618       $559,446,046           $484,577,420      $495,858,249
Distributions in excess of net investment
 income included in net assets:
 End of period ...............................    $   (497,469)      $   (328,091)          $   (364,929)     $   (163,357)
                                                  -------------------------------------------------------------------------


                    Semiannual Report | See notes to financial statements. | 141

FRANKLIN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the six months ended August 31, 2004 (unaudited) and the year ended February 29, 2004

                                                                               -----------------------------------
                                                                                       FRANKLIN VIRGINIA
                                                                                      TAX-FREE INCOME FUND
                                                                               SIX MONTHS ENDED     YEAR ENDED
                                                                                AUGUST 31, 2004  FEBRUARY 29, 2004
                                                                               -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .......................................................   $ 10,333,740       $ 20,760,239
  Net realized gain (loss) from investments ...................................       (228,024)           318,193
  Net unrealized appreciation (depreciation) on investments ...................     (7,057,264)        11,519,624
                                                                                  --------------------------------
      Net increase (decrease) in net assets resulting from operations .........      3,048,452         32,598,056
 Distributions to shareholders from:
  Net investment income:
   Class A ....................................................................     (9,517,964)       (19,035,054)
   Class C ....................................................................       (801,265)        (1,596,169)
                                                                                  --------------------------------
 Total distributions to shareholders ..........................................    (10,319,229)       (20,631,223)
 Capital share transactions: (Note 2)
   Class A ....................................................................     (9,933,198)         4,626,319
   Class C ....................................................................     (1,533,749)           158,524
                                                                                  --------------------------------
 Total capital share transactions .............................................    (11,466,947)         4,784,843
 Redemption fees (Note 1f) ....................................................              2                 --
      Net increase (decrease) in net assets ...................................    (18,737,722)        16,751,676
Net assets
 Beginning of period ..........................................................    484,925,151        468,173,475
                                                                                  --------------------------------
 End of period ................................................................   $466,187,429       $484,925,151
                                                                                  --------------------------------
Distributions in excess of net investment income:
 End of period ................................................................     $ (165,771)        $ (180,282)
                                                                                  --------------------------------

142 |  See notes to financial statements.  |  Semiannual Report

FRANKLIN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-five separate series (the Funds). All Funds included in this report are diversified except the Franklin Maryland Tax-Free Income Fund. The investment objectives of the Funds are to provide tax-free income. The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market. The Trust utilizes independent pricing services to perform any of the pricing functions under procedures approved by the Board Trustees. Tax-free bonds may be valued by the pricing services using matrix pricing which considers such factors as prices of comparable quality issues, yield, maturity, coupon, and credit ratings. If events occur that materially affect the values of securities after the prices are determined but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income. Fund distributions to shareholders are determined on a tax basis and may differ from net investment income and realized gains for financial reporting purposes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Other distributions are recorded on the ex-dividend date.

                                                         Semiannual Report | 143

FRANKLIN TAX-FREE TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of the Funds' shares held five trading days or less may be subject to the Funds' redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as additional paid-in capital as noted in the Statement of Changes.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

---------------------------------------------------------------------------------------------------------------------------
      CLASS A                        CLASS A & CLASS C                                CLASS A, CLASS B, & CLASS C
---------------------------------------------------------------------------------------------------------------------------
Franklin Kentucky Tax-Free         Franklin Alabama Tax-Free Income Fund              Franklin Florida Tax-Free Income Fund
 Income Fund                       Franklin Georgia Tax-Free Income Fund
                                   Franklin Louisiana Tax-Free Income Fund
                                   Franklin Maryland Tax-Free Income Fund
                                   Franklin Missouri Tax-Free Income Fund
                                   Franklin North Carolina Tax-Free Income Fund
                                   Franklin Virginia Tax-Free Income Fund

144 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

At August 31, 2004, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                         -------------------------------------------------------------
                                             FRANKLIN ALABAMA                  FRANKLIN FLORIDA
                                           TAX-FREE INCOME FUND              TAX-FREE INCOME FUND
                                          SHARES         AMOUNT             SHARES         AMOUNT
                                         -------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2004
 Shares sold ..........................     745,328   $   8,594,149         5,237,150   $  61,973,619
 Shares issued in reinvestment of
  distributions .......................     212,776       2,436,013         1,230,337      14,521,652
 Shares redeemed ......................  (1,915,199)    (21,871,097)      (13,114,779)   (154,553,813)
                                         -------------------------------------------------------------
 Net increase (decrease) ..............    (957,095)    (10,840,935)       (6,647,292)    (78,058,542)
                                         -------------------------------------------------------------
Year ended February 29, 2004
 Shares sold ..........................   2,263,954   $  26,105,547        14,888,557   $ 178,197,604
 Shares issued in reinvestment of
  distributions .......................     413,398       4,773,178         2,342,089      28,048,077
 Shares redeemed ......................  (2,464,934)    (28,399,205)      (21,979,610)   (262,246,938)
                                         -------------------------------------------------------------
 Net increase (decrease) ..............     212,418   $   2,479,520        (4,748,964)  $ (56,001,257)
                                         -------------------------------------------------------------
CLASS B SHARES:
Six months ended August 31, 2004
 Shares sold ..........................                                       456,956   $   5,446,934
 Shares issued in reinvestment of
  distributions .......................                                        66,176         786,433
 Shares redeemed ......................                                      (710,262)     (8,439,396)
                                         -------------------------------------------------------------
 Net increase (decrease) ..............                                      (187,130)  $  (2,206,029)
                                         -------------------------------------------------------------
Year ended February 29, 2004
 Shares sold ..........................                                     2,246,771   $  27,088,183
 Shares issued in reinvestment of
  distributions .......................                                       120,530       1,451,711
 Shares redeemed ......................                                      (727,812)     (8,737,947)
                                         -------------------------------------------------------------
 Net increase (decrease) ..............                                     1,639,489   $  19,801,947
                                         -------------------------------------------------------------
CLASS C SHARES:
Six months ended August 31, 2004
 Shares sold ..........................     214,003   $   2,464,600           858,374   $  10,376,038
 Shares issued in reinvestment of
  distributions .......................      21,033         242,564           106,221       1,267,671
 Shares redeemed ......................    (195,940)     (2,257,446)       (1,313,759)    (15,593,463)
                                         -------------------------------------------------------------
 Net increase (decrease) ..............      39,096      $  449,718          (349,164)  $  (3,949,754)
                                         -------------------------------------------------------------
Year ended February 29, 2004
 Shares sold ..........................     615,117   $   7,148,888         2,396,470   $  29,074,616
 Shares issued in reinvestment of
  distributions .......................      40,743         473,587           203,452       2,462,332
 Shares redeemed ......................    (260,368)     (3,011,364)       (1,860,119)    (22,439,826)
                                         -------------------------------------------------------------
 Net increase (decrease) ..............     395,492   $   4,611,111           739,803   $   9,097,122
                                         -------------------------------------------------------------


                                                         Semiannual Report | 145

FRANKLIN TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                         -------------------------------------------------------------
                                             FRANKLIN GEORGIA                  FRANKLIN KENTUCKY
                                           TAX-FREE INCOME FUND              TAX-FREE INCOME FUND
                                          SHARES         AMOUNT             SHARES         AMOUNT
                                         -------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2004
 Shares sold ..........................     796,562   $   9,505,019            649,086    $  7,256,115
 Shares issued in reinvestment of
  distributions .......................     182,350       2,172,642            107,395       1,200,787
 Shares redeemed ......................  (1,681,696)    (19,896,352)        (1,441,583)    (15,936,388)
                                         -------------------------------------------------------------
 Net increase (decrease) ..............    (702,784)  $  (8,218,691)          (685,102)   $ (7,479,486)
                                         -------------------------------------------------------------
Year ended February 29, 2004
 Shares sold ..........................   1,660,253   $  19,992,989          1,644,747    $ 18,576,555
 Shares issued in reinvestment of
  distributions .......................     365,767       4,406,855            210,011       2,369,767
 Shares redeemed ......................  (1,966,391)    (23,571,238)        (1,672,321)    (18,752,296)
                                         -------------------------------------------------------------
 Net increase (decrease) ..............      59,629   $     828,606            182,437    $  2,194,026
                                         -------------------------------------------------------------
CLASS C SHARES:
Six months ended August 31, 2004
 Shares sold ..........................     377,185   $   4,556,677
 Shares issued in reinvestment of
  distributions .......................      32,836         394,391
 Shares redeemed ......................    (328,028)     (3,923,307)
                                         --------------------------
 Net increase (decrease) ..............      81,993   $   1,027,761
                                         --------------------------
Year ended February 29, 2004
 Shares sold ..........................     711,949   $   8,634,883
 Shares issued in reinvestment of
  distributions .......................      62,293         756,473
 Shares redeemed ......................    (577,059)     (6,987,214)
                                         --------------------------
 Net increase (decrease) ..............     197,183   $   2,404,142
                                         --------------------------



                                         -------------------------------------------------------------
                                            FRANKLIN LOUISIANA                 FRANKLIN MARYLAND
                                           TAX-FREE INCOME FUND              TAX-FREE INCOME FUND
                                          SHARES         AMOUNT             SHARES         AMOUNT
                                         -------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2004
 Shares sold ..........................     907,392   $  10,493,415         1,929,614    $ 22,501,564
 Shares issued in reinvestment of
  distributions .......................     191,814       2,207,252           375,653       4,362,125
 Shares redeemed ......................  (1,172,089)    (13,451,228)       (2,965,627)    (34,334,810)
                                         -------------------------------------------------------------
 Net increase (decrease) ..............     (72,883)  $    (750,561)         (660,360)  $  (7,471,121)
                                         -------------------------------------------------------------
Year ended February 29, 2004
 Shares sold ..........................   1,992,894   $  23,090,261          4,647,064    $ 54,623,543
 Shares issued in reinvestment of
  distributions .......................     392,394      4,538,960            732,776       8,618,206
 Shares redeemed ......................  (1,978,776)   (22,718,790)        (4,272,744)    (50,152,948)
                                         -------------------------------------------------------------
 Net increase (decrease) ..............     406,512   $  4,910,431          1,107,096    $ 13,088,801
                                         -------------------------------------------------------------


146 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                         -------------------------------------------------------------
                                            FRANKLIN LOUISIANA                 FRANKLIN MARYLAND
                                           TAX-FREE INCOME FUND              TAX-FREE INCOME FUND
                                          SHARES         AMOUNT             SHARES         AMOUNT
                                         -------------------------------------------------------------
CLASS C SHARES:
Six months ended August 31, 2004
 Shares sold ............................   130,122    $  1,532,215           389,694    $  4,606,004
 Shares issued in reinvestment of
  distributions .........................    16,099         187,043            49,521         581,314
 Shares redeemed ........................  (300,637)     (3,470,249)         (469,637)     (5,511,836)
                                           -----------------------------------------------------------
 Net increase (decrease) ................  (154,416)   $ (1,750,991)          (30,422)   $   (324,518)
                                           -----------------------------------------------------------
Year ended February 29, 2004
 Shares sold ............................   313,052    $ 3,651,038            946,909    $ 11,262,018
 Shares issued in reinvestment of
  distributions .........................    36,055        420,614            101,326       1,204,169
 Shares redeemed ........................  (366,588)    (4,242,128)          (981,755)    (11,651,779)
                                           -----------------------------------------------------------
 Net increase (decrease) ................   (17,481)   $  (170,476)            66,480    $    814,408
                                           -----------------------------------------------------------



                                         -------------------------------------------------------------
                                             FRANKLIN MISSOURI              FRANKLIN NORTH CAROLINA
                                           TAX-FREE INCOME FUND              TAX-FREE INCOME FUND
                                          SHARES         AMOUNT             SHARES         AMOUNT
                                         -------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2004
 Shares sold ..........................   2,302,949   $  27,931,977         1,970,710    $ 23,955,751
 Shares issued in reinvestment of
  distributions .......................     475,569       5,734,835           419,800       5,085,578
 Shares redeemed ......................  (2,593,797)    (31,264,160)       (2,566,592)    (31,062,947)
                                         -------------------------------------------------------------
 Net increase (decrease) ..............     184,721   $   2,402,652          (176,082)   $ (2,021,618)
                                         -------------------------------------------------------------
Year ended February 29, 2004
 Shares sold ..........................   6,216,991   $  76,004,841         4,241,562    $ 51,874,884
 Shares issued in reinvestment of
  distributions .......................     904,776      11,052,586           856,817      10,468,046
 Shares redeemed ......................  (5,255,100)    (63,967,441)       (5,976,256)    (72,720,904)
                                         -------------------------------------------------------------
 Net increase (decrease) ..............   1,866,667   $  23,089,986          (877,877)   $(10,377,974)
                                         -------------------------------------------------------------
CLASS C SHARES:
Six months ended August 31, 2004
 Shares sold ..........................     323,628   $   3,946,297           485,400    $  5,960,916
 Shares issued in reinvestment of
  distributions .......................      57,233         694,033            73,667         900,913
 Shares redeemed ......................    (445,728)     (5,381,280)         (714,123)     (8,701,624)
                                         -------------------------------------------------------------
 Net increase (decrease) ..............     (64,867)  $    (740,950)         (155,056)   $ (1,839,795)
                                         -------------------------------------------------------------
Year ended February 29, 2004
 Shares sold ..........................     947,105   $  11,655,629         1,207,157    $ 14,897,913
 Shares issued in reinvestment of
  distributions .......................     115,205       1,414,442           149,255       1,839,541
 Shares redeemed ......................    (771,237)     (9,435,036)         (968,584)    (11,906,188)
                                         -------------------------------------------------------------
 Net increase (decrease) ..............     291,073   $   3,635,035           387,828    $  4,831,266
                                         -------------------------------------------------------------


                                                         Semiannual Report | 147

FRANKLIN TAX-FREE TRUST

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                              ---------------------------
                                                                  FRANKLIN VIRGINIA
                                                                TAX-FREE INCOME FUND
                                                               SHARES         AMOUNT
                                                              ---------------------------
CLASS A SHARES:
Six months ended August 31, 2004
 Shares sold ...............................................   1,721,249    $ 20,048,174
 Shares issued in reinvestment of distributions ............     447,773       5,210,078
 Shares redeemed ...........................................  (3,025,028)    (35,191,450)
                                                              ---------------------------
 Net increase (decrease) ...................................    (856,006)   $ (9,933,198)
                                                              ---------------------------
Year ended February 29, 2004
 Shares sold ...............................................   4,425,238    $ 51,817,464
 Shares issued in reinvestment of distributions ............     901,659      10,552,449
 Shares redeemed ...........................................  (4,941,087)    (57,743,594)
                                                              ---------------------------
 Net increase (decrease) ...................................     385,810    $  4,626,319
                                                              ---------------------------
CLASS C SHARES:
Six months ended August 31, 2004
 Shares sold ...............................................     253,176    $  2,989,385
 Shares issued in reinvestment of distributions ............      42,297         496,443
 Shares redeemed ...........................................    (427,523)     (5,019,577)
                                                              ---------------------------
 Net increase (decrease) ...................................    (132,050)   $ (1,533,749)
                                                              ---------------------------
Year ended February 29, 2004
 Shares sold ...............................................     658,051    $  7,776,322
 Shares issued in reinvestment of distributions ............      80,253         947,475
 Shares redeemed ...........................................    (728,074)     (8,565,273)
                                                              ---------------------------
 Net increase (decrease) ...................................      10,230    $    158,524
                                                              ---------------------------

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

------------------------------------------------------------------------------------------
  ENTITY                                                            AFFILIATION
------------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                                Investment manager
  Franklin Templeton Services, LLC (FT Services)                    Administrative manager
  Franklin/Templeton Distributors, Inc. (Distributors)              Principal underwriter
  Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent

A. MANAGEMENT FEES

The Funds pay an investment management fee to Advisers based on the month-end net assets of the Funds as follows:

---------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
---------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          In excess of $250 million


148 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

Advisers agreed in advance to voluntarily waive a portion of management fees for the Franklin Kentucky Tax-Free Income Fund, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Fund.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Funds reimburse Distributors up to .10%, .65%, and .65% per year of their average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Funds' shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sale of the Funds' shares for the period:

                                                      ------------------------------------------------
                                                       FRANKLIN            FRANKLIN        FRANKLIN
                                                        ALABAMA             FLORIDA         GEORGIA
                                                       TAX-FREE            TAX-FREE        TAX-FREE
                                                      INCOME FUND         INCOME FUND     INCOME FUND
                                                      ------------------------------------------------
Sales charges received .............................      $27,687            $133,292         $25,520
Contingent deferred sales charges retained .........      $11,613            $113,447         $ 6,423

                                                      ------------------------------------------------
                                                       FRANKLIN            FRANKLIN        FRANKLIN
                                                       KENTUCKY           LOUISIANA        MARYLAND
                                                       TAX-FREE            TAX-FREE        TAX-FREE
                                                      INCOME FUND         INCOME FUND     INCOME FUND
                                                      ------------------------------------------------
Sales charges received .............................      $12,356             $31,322         $54,503
Contingent deferred sales charges retained .........      $   131             $   606         $10,346

                                                      ------------------------------------------------
                                                       FRANKLIN            FRANKLIN        FRANKLIN
                                                       MISSOURI         NORTH CAROLINA     VIRGINIA
                                                       TAX-FREE            TAX-FREE        TAX-FREE
                                                      INCOME FUND         INCOME FUND     INCOME FUND
                                                      ------------------------------------------------
Sales charges received .............................      $93,057             $62,871         $48,476
Contingent deferred sales charges retained .........      $ 2,870             $ 5,181         $ 1,640


                                                         Semiannual Report | 149

FRANKLIN TAX-FREE TRUST

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                                                      -----------------------------------------------
                                                       FRANKLIN            FRANKLIN        FRANKLIN
                                                        ALABAMA             FLORIDA         GEORGIA
                                                       TAX-FREE            TAX-FREE        TAX-FREE
                                                      INCOME FUND         INCOME FUND     INCOME FUND
                                                      -----------------------------------------------
Transfer agent fees ...............................       $33,818            $184,875         $35,098

                                                      -----------------------------------------------
                                                       FRANKLIN            FRANKLIN        FRANKLIN
                                                       KENTUCKY           LOUISIANA        MARYLAND
                                                       TAX-FREE            TAX-FREE        TAX-FREE
                                                      INCOME FUND         INCOME FUND     INCOME FUND
                                                      -----------------------------------------------
Transfer agent fees ...............................       $13,941             $26,104         $67,432

                                                      -----------------------------------------------
                                                       FRANKLIN            FRANKLIN        FRANKLIN
                                                       MISSOURI         NORTH CAROLINA     VIRGINIA
                                                       TAX-FREE            TAX-FREE        TAX-FREE
                                                      INCOME FUND         INCOME FUND     INCOME FUND
                                                      -----------------------------------------------
Transfer agent fees ...............................       $90,160             $70,631         $71,720
                                                      -----------------------------------------------


4. INCOME TAXES

At February 29, 2004, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                                      ------------------------------------------------
                                                       FRANKLIN            FRANKLIN        FRANKLIN
                                                        ALABAMA             FLORIDA         GEORGIA
                                                       TAX-FREE            TAX-FREE        TAX-FREE
                                                      INCOME FUND         INCOME FUND     INCOME FUND
                                                      ------------------------------------------------
Capital loss carryovers expiring in:
 2008 ..............................................  $ 1,941,746                $ --      $1,387,542
 2009 ..............................................      135,955           6,535,414         833,999
 2010 ..............................................    7,179,861             245,369              --
 2011 ..............................................      804,634                  --              --
 2012 ..............................................      195,876                  --         972,862
                                                      ------------------------------------------------
                                                      $10,258,072          $6,780,783      $3,194,403
                                                      ------------------------------------------------


150 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

4. INCOME TAXES (CONTINUED)

                                                      -----------------------------------------------
                                                       FRANKLIN            FRANKLIN        FRANKLIN
                                                       KENTUCKY            LOUISIANA       MARYLAND
                                                       TAX-FREE            TAX-FREE        TAX-FREE
                                                      INCOME FUND         INCOME FUND     INCOME FUND
                                                      -----------------------------------------------
Capital loss carryovers expiring in:
 2005 ..............................................   $  294,278          $       --        $     --
 2008 ..............................................      305,529             545,898              --
 2009 ..............................................           --             171,149         850,416
 2010 ..............................................      413,791                  --         119,821
 2012 ..............................................    1,264,854           1,281,282              --
                                                      -----------------------------------------------
                                                       $2,278,452          $1,998,329        $970,237
                                                      -----------------------------------------------

                                                      -----------------------------------------------
                                                       FRANKLIN            FRANKLIN        FRANKLIN
                                                       MISSOURI         NORTH CAROLINA     VIRGINIA
                                                       TAX-FREE            TAX-FREE        TAX-FREE
                                                      INCOME FUND         INCOME FUND     INCOME FUND
                                                      -----------------------------------------------
Capital loss carryovers expiring in:
 2008 ..............................................   $       --          $       --      $2,286,114
 2009 ..............................................    1,738,727           3,314,184       1,407,973
 2010 ..............................................           --                  --       1,188,255
 2011 ..............................................      316,094                  --              --
 2012 ..............................................    1,619,914             335,790       1,236,561
                                                      -----------------------------------------------
                                                       $3,674,735          $3,649,974      $6,118,903
                                                      -----------------------------------------------

At February 29, 2004, Franklin Kentucky Tax-Free Income Fund had expired capital loss carryovers of $65,389, which were reclassed to paid-in capital.

At February 29, 2004, Franklin Georgia Tax-Free Income Fund has deferred capital losses of $201,460 occurring subsequent to October 31, 2003. For tax purposes, such losses will be reflected in the year ending February 28, 2005.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of bond discounts.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of bond discounts and wash sales.

                                                         Semiannual Report | 151

FRANKLIN TAX-FREE TRUST

4. INCOME TAXES (CONTINUED)

At August 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                    --------------------------------------------------
                                                       FRANKLIN          FRANKLIN          FRANKLIN
                                                        ALABAMA           FLORIDA           GEORGIA
                                                       TAX-FREE          TAX-FREE          TAX-FREE
                                                      INCOME FUND       INCOME FUND       INCOME FUND
                                                    --------------------------------------------------
Cost of investments ...............................  $232,408,726     $1,533,682,543     $191,147,739
                                                    --------------------------------------------------
Unrealized appreciation ...........................  $ 16,857,079     $  118,795,208     $ 12,734,704
Unrealized depreciation ...........................      (288,291)          (317,494)         (495,818)
                                                    --------------------------------------------------
Net unrealized appreciation (depreciation) ........  $ 16,568,788     $ 118,477,714      $ 12,238,886
                                                    --------------------------------------------------

                                                    --------------------------------------------------
                                                       FRANKLIN          FRANKLIN          FRANKLIN
                                                       KENTUCKY          LOUISIANA         MARYLAND
                                                       TAX-FREE          TAX-FREE          TAX-FREE
                                                      INCOME FUND       INCOME FUND       INCOME FUND
                                                    --------------------------------------------------
Cost of investments ...............................  $102,274,910      $186,672,711      $352,534,385
                                                    --------------------------------------------------
Unrealized appreciation ...........................  $  5,815,991      $ 11,751,603      $ 18,420,668
Unrealized depreciation ...........................      (700,821)         (351,093)         (310,710)
                                                    --------------------------------------------------
Net unrealized appreciation (depreciation) ........  $  5,115,170      $ 11,400,510      $ 18,109,958
                                                    --------------------------------------------------

                                                    --------------------------------------------------
                                                       FRANKLIN          FRANKLIN          FRANKLIN
                                                       MISSOURI       NORTH CAROLINA       VIRGINIA
                                                       TAX-FREE          TAX-FREE          TAX-FREE
                                                      INCOME FUND       INCOME FUND       INCOME FUND
                                                    --------------------------------------------------
Cost of investments ...............................  $515,456,043      $456,283,843      $436,645,487
                                                    --------------------------------------------------
Unrealized appreciation ...........................  $ 28,672,495      $ 28,598,694      $ 25,310,145
Unrealized depreciation ...........................      (965,962)         (615,576)         (262,783)
                                                    --------------------------------------------------
Net unrealized appreciation (depreciation) ........  $ 27,706,533      $ 27,983,118      $ 25,047,362
                                                    --------------------------------------------------


152 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended August 31, 2004 were as follows:

                                                      -----------------------------------------------
                                                       FRANKLIN          FRANKLIN          FRANKLIN
                                                        ALABAMA           FLORIDA           GEORGIA
                                                       TAX-FREE          TAX-FREE          TAX-FREE
                                                      INCOME FUND       INCOME FUND       INCOME FUND
                                                      -----------------------------------------------
Purchases ..........................................  $10,028,535      $ 37,576,304       $34,462,400
Sales ..............................................  $20,377,453      $118,869,530       $37,944,048

                                                      -----------------------------------------------
                                                       FRANKLIN          FRANKLIN          FRANKLIN
                                                       KENTUCKY          LOUISIANA         MARYLAND
                                                       TAX-FREE          TAX-FREE          TAX-FREE
                                                      INCOME FUND       INCOME FUND       INCOME FUND
                                                      -----------------------------------------------
Purchases ..........................................  $ 5,701,811       $ 9,777,796       $29,726,841
Sales ..............................................  $15,931,709       $10,401,461       $37,639,430

                                                      -----------------------------------------------
                                                       FRANKLIN          FRANKLIN          FRANKLIN
                                                       MISSOURI       NORTH CAROLINA       VIRGINIA
                                                       TAX-FREE          TAX-FREE          TAX-FREE
                                                      INCOME FUND       INCOME FUND       INCOME FUND
                                                      -----------------------------------------------
Purchases ..........................................  $72,355,229       $19,269,969       $ 3,462,060
Sales ..............................................  $89,045,025       $23,259,134       $12,755,776



6. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On September 20, 2004, Franklin Resources, Inc. (Franklin Resources, Inc. and its subsidiaries are referred to collectively as the "Company") announced that an agreement has been reached by two of its subsidiaries, Franklin Advisers, Inc. ("Franklin Advisers") and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to an administrative complaint filed on February 4, 2004. The administrative complaint addressed one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers reached with the SEC, as described below.

                                                         Semiannual Report | 153

FRANKLIN TAX-FREE TRUST

6. REGULATORY MATTERS (CONTINUED)

MASSACHUSETTS ADMINISTRATIVE PROCEEDING  (CONTINUED)
Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers and FTAS have consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts. The consent order has multiple sections, including "Statements of Fact" and "Violations of Massachusetts Securities Laws." The Company admitted the "Statements of Fact." The Company did not admit or deny the "Violations of the Massachusetts Securities Laws." While Franklin Advisers and FTAS did not admit or deny engaging in any wrongdoing, the Company believes that it is in its best interest and the interests of its funds' shareholders to settle this issue now and move forward.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement has been reached by Franklin Advisers with the SEC that resolves the issues resulting from the SEC's investigation of market timing activity and the SEC issued an "Order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease-and-desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Massachusetts administrative complaint described above.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers neither admits nor denies any wrongdoing, Franklin Advisers has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear which funds will receive distributions or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees have been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

154 |  Semiannual Report

FRANKLIN TAX-FREE TRUST

6. REGULATORY MATTERS (CONTINUED)

OTHER GOVERNMENTAL INVESTIGATIONS (CONTINUED)
The staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against Franklin Advisers and Franklin Templeton Distributors, Inc. ("FTDI") concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office ("CAGO") also has advised the Company that the California Attorney General is authorized to bring a civil action against the Company and FTDI arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company's and funds' shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so. The Company continues to have discussions towards resolving these governmental investigations.

OTHER LEGAL PROCEEDINGS

The Trust, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

Various subsidiaries of the Company have also been named in multiple lawsuits filed in state courts in Illinois alleging breach of duty with respect to valuation of the portfolio securities of certain funds managed by such subsidiaries.

In addition, the Company and certain of its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing governmental investigations or class actions or other lawsuits. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

                                                         Semiannual Report | 155

FRANKLIN TAX-FREE TRUST

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

156 |  Semiannual Report

LITERATURE REQUEST

TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS
INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 1
Franklin Small-Mid Cap Growth Fund

VALUE
Franklin Balance Sheet
  Investment Fund 2

Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds
  Allocation Fund
Franklin Templeton Perspectives
  Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 5, 7
Franklin Money Fund 5, 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 8
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5, 6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11

1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2.The fund is only open to existing shareholders and select retirement plans.

3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7.Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

8.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

9.Portfolio of insured municipal securities.

10.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

11.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


09/04                                          Not part of the semiannual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Tax-Free Trust

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

TF2 S2004 10/04














                                 AUGUST 31, 2004

Franklin Arizona
Tax-Free Income Fund

Franklin Colorado
Tax-Free Income Fund

Franklin Connecticut
Tax-Free Income Fund

Franklin Double
Tax-Free Income Fund

Franklin Federal
Intermediate-Term
Tax-Free Income Fund

Franklin Federal
Limited-Term
Tax-Free Income Fund

Franklin High Yield
Tax-Free Income Fund

Franklin New Jersey
Tax-Free Income Fund

Franklin Oregon
Tax-Free Income Fund

Franklin Pennsylvania
Tax-Free Income Fund

[graphic omitted]

                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                                                 TAX-FREE INCOME
[graphic omitted]

                             FRANKLIN TAX-FREE TRUST

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. see inside for details.

[logo omitted]

                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[graphic omitted]

Not part of the semiannual report

                     Contents

SHAREHOLDER LETTER ......................   1

SPECIAL FEATURE:
Understanding Your
Tax-Free Income Fund ....................   4

SEMIANNUAL REPORT

Municipal Bond
Market Overview .........................   7

Investment Strategy and
Manager's Discussion ....................   9

Franklin Arizona
Tax-Free Income Fund ....................  10

Franklin Colorado Tax-Free
Income Fund .............................  18

Franklin Connecticut Tax-Free
Income Fund .............................  25

Franklin Double Tax-Free
Income Fund .............................  32

Franklin Federal
Intermediate-Term Tax-Free
Income Fund .............................  39

Franklin Federal Limited-Term
Tax-Free Income Fund ....................  45

Franklin High Yield Tax-Free
Income Fund .............................  50

Franklin New Jersey Tax-Free
Income Fund .............................  58

Franklin Oregon Tax-Free
Income Fund .............................  66

Franklin Pennsylvania Tax-Free
Income Fund .............................  73

Financial Highlights and
Statements of Investments ...............  81

Financial Statements .................... 179

Notes to
Financial Statements .................... 193

Shareholder Information ................. 209

--------------------------------------------------------------------------------


Semiannual Report

Municipal Bond Market Overview

During the six months ended August 31, 2004, lack of new issue supply of long-term municipal bonds was a prevalent theme in the municipal bond market. As municipal bonds trended with the general direction of long-term interest rates, municipal bond prices fell for the first half of the period and then rose for the remainder. Fewer new issues coupled with good demand allowed municipal bonds to post a positive return, as measured by the Lehman Brothers Municipal Bond Index's 0.55% return for the six-month period. 1

Interest rates rose in the first half of the reporting period, as economic data indicated continuing U.S. economic recovery. Inflation remained low, labor market conditions improved, and the financial markets expected the Federal Reserve Board (Fed) to begin raising the federal funds target rate. Then on June 14, 2004, interest rates changed direction and generally fell through period-end largely in reaction to higher oil prices, expanding budget deficits, weaker-than-expected job creation reports and increased concerns over potential terrorist activity. The first two conditions were perceived as factors that could stifle growth. The long-awaited Fed rate increases, quarter-point hikes on June 30 and August 10, had little overall effect. According to Municipal Market Data, the yield for 30-year AAA bonds increased from 4.44% at the beginning of the period under review to 5.13% on June 14, 2004, and then fell to 4.70% at period-end. 2 Despite the rise and drop in yields, long-term interest rates remained near four-decade lows throughout the reporting period.

Even though open-end municipal bond funds overall experienced net outflows during the reporting period, demand for municipal bonds outpaced supply as investors sought to reinvest the relatively heavy bond call, maturity and coupon payments that occurred in June, July and August. Also, in spite of low supply, municipal bonds continued to offer attractive yields relative to taxable fixed income securities, which boosted demand from relative value investors who looked for opportunities in both the taxable and tax-exempt markets.

1. Source: Lehman Brothers Inc. The Lehman Brothers Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. All bonds included have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must be dated after 12/31/90, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates and derivatives are excluded from the index. The index has four main bond sectors: general obligation, revenue, insured and prerefunded.

2. Source: Thomson Financial.

                                                           Semiannual Report | 7

Many states coped with financial challenges and budget deficits during the period under review, according to the Center on Budget and Policy Priorities, a nonpartisan organization that researches and analyzes a range of government policies and programs. In fiscal year 2004, which for most states began July 1, 2003, many states experienced some revenue growth, but revenues remained below pre-recession levels. Most states have a long way to go before correcting the budget imbalances of the past several years. However, in January 2004, Moody's Investors Service indicated it believed municipal credit quality would stabilize and possibly improve in 2004. Even with large budgetary swings, overall municipal debt credit quality remained high, which resulted in Moody's credit upgrades surpassing downgrades by 269 to 130 in the first half of 2004. One of the most notable upgrades was the State of California.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

8 | Semiannual Report

Investment Strategy and
Manager's Discussion

We use a consistent, disciplined strategy to maximize income for our shareholders by seeking to maintain our exposure to higher coupon securities. We generally employ a buy-and-hold approach and invest in securities that we believe should provide the most relative value in the market. As we invest throughout different interest rate environments, each Fund's portfolio becomes well diversified with a broad range of coupons, calls and maturities. This broad diversification may help mitigate interest rate risk. We generally stay fully invested to maximize income distribution.

The mixture of our value-oriented philosophy of investing primarily for income and a steep yield curve favored the use of longer-term bonds. Consequently, we sought to remain fully invested in bonds that ranged from 15 to 30 years in maturity with good call features for the long-term funds, 10 to 13 years for the intermediate-term fund, and 5 years or less for the limited-term fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of August 31, 2004, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

                                                           Semiannual Report | 9

Franklin Arizona Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Arizona Tax-Free Income Fund seeks to provide high, current income exempt from federal and Arizona state personal income taxes by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------
[graphic omitted]

CREDIT QUALITY BREAKDOWN*
Franklin Arizona Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/04**

AAA ................................... 56.2%
AA ....................................  5.9%
A ..................................... 19.9%
BBB ................................... 12.4%
Below Investment Grade ................  1.8%
Not Rated by S&P ......................  3.8%

*Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS                 MOODY'S INTERNAL
AAA or Aaa                 1.2%       --
AA or Aa                   1.4%       --
A                          0.5%       --
BBB or Baa                 0.5%     0.2%
------------------------------------------
Total                      3.6%     0.2%

--------------------------------------------------------------------------------

This semiannual report for Franklin Arizona Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $11.21 on February 29, 2004, to $11.05 on August 31, 2004. The Fund's Class A shares paid dividends totaling 25.08 cents per share for the same period. 2 The Performance Summary

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 84.

  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

10 | Semiannual Report

DIVIDEND DISTRIBUTIONS 2
Franklin Arizona Tax-Free Income Fund
3/1/04-8/31/04

--------------------------------------------------------------------------------
                                   DIVIDEND PER SHARE
                    ----------------------------------------------
   MONTH            CLASS A             CLASS B            CLASS C
--------------------------------------------------------------------------------
   March          4.23 cents           3.69 cents         3.72 cents
--------------------------------------------------------------------------------
   April          4.23 cents           3.69 cents         3.72 cents
--------------------------------------------------------------------------------
   May            4.23 cents           3.69 cents         3.72 cents
--------------------------------------------------------------------------------
   June           4.13 cents           3.63 cents         3.64 cents
--------------------------------------------------------------------------------
   July           4.13 cents           3.63 cents         3.64 cents
--------------------------------------------------------------------------------
   August         4.13 cents           3.63 cents         3.64 cents
--------------------------------------------------------------------------------
   Total         25.08 cents          21.96 cents        22.08 cents
--------------------------------------------------------------------------------

beginning on page 13 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.29% based on an annualization of the current 4.13 cent per share dividend and the maximum offering price of $11.54 on August 31, 2004. An investor in the 2004 maximum combined federal and Arizona state personal income tax bracket of 38.28% would need to earn a distribution rate of 6.95% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

STATE UPDATE

Arizona's population grew rapidly, supported by a diverse and expanding economy, which improved income levels for many state residents. Unfortunately, poverty levels remained high, and the state's financial position has been eroded by a decline in revenue collections, expenditure pressures and a low, but increasing, debt burden.

Arizona's economy is a mix of services, trade, transportation, utilities and finance sectors. In previous years, strength in the high technology sector and relatively cheap land and housing costs -- particularly in relation to Southern California -- drove growth. However, a soft national economy and a slowdown among technology industries overshadowed recent growth while negatively affecting state revenues. Nonetheless, Arizona's unemployment rate was just 4.4% in August 2004, well below the 5.4% national average. 3

Arizona's finances have tightened considerably in recent years. Sharp revenue declines and additional spending requirements caused state legislators to project an approximately $967 million budget shortfall for fiscal year 2004. 4 However, the

3. Source: Bureau of Labor Statistics.

4. Source: Standard & Poor's, "Summary: Arizona; Appropriation, Appropriation," RATINGSDIRECT, 7/9/04.

                                                          Semiannual Report | 11

PORTFOLIO BREAKDOWN
Franklin Arizona Tax-Free Income Fund
8/31/04

-------------------------------------------------------
                                           % OF TOTAL
                                LONG-TERM INVESTMENTS*
-------------------------------------------------------
  Hospital & Health Care                        21.9%
-------------------------------------------------------
  Utilities                                     15.5%
-------------------------------------------------------
  Prerefunded                                   13.8%
-------------------------------------------------------
  Higher Education                              11.2%
-------------------------------------------------------
  General Obligation                             9.3%
-------------------------------------------------------
  Transportation                                 8.2%
-------------------------------------------------------
  Subject to Government Appropriations           7.0%
-------------------------------------------------------
  Tax-Supported                                  4.3%
-------------------------------------------------------
  Housing                                        3.5%
-------------------------------------------------------
  Other Revenue                                  3.2%
-------------------------------------------------------
  Corporate-Backed                               2.1%
-------------------------------------------------------

*Does not include short-term investments and other net assets.

state experienced better-than-expected fiscal year 2004 revenue collections leading to upward revisions in the revenue estimate. Additionally, Arizona's Medicaid expenditures were below forecasted levels. Further solutions to the budget gap included revenue enhancements (mostly non-recurring), federal fiscal relief funding and an improving economy. Consequently, operations for the full fiscal year 2004 were projected to break even. Risks to the state's nascent rebound included rising education, health care, social services and corrections expenditure pressures associated with its growing population and potential new policy initiatives. On the upside, the average Arizonan's total debt burden was low at $335 per capita. 4

Independent credit rating agencies have a mixed outlook for Arizona's finances:
Moody's Investors Service assigned a stable outlook to the state, assuming it will continue to maintain adequate liquidity in the general fund, while Standard & Poor's assigned a negative outlook reflecting the state's reduced financial flexibility in the form of declining fund balances over the past two fiscal years, due largely to lower income tax collections. Although certain indicators appeared to signal some improvement for Arizona's economy, the governor and state legislature proposed various methods of dealing with another anticipated budget gap for fiscal year 2005.

MANAGER'S DISCUSSION

We used various investment strategies during the period under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

The Fund was subject to bond calls during the six months under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

Thank you for your continued participation in Franklin Arizona Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

12 | Semiannual Report

Performance Summary as of 8/31/04

FRANKLIN ARIZONA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.16            $11.05           $11.21
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2508
--------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           8/31/04          2/29/04
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.15            $11.11           $11.26
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2196
--------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.16            $11.15           $11.31
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2208
--------------------------------------------------------------------------------------------------

                                                          Semiannual Report | 13

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------------------------------------
  CLASS A                                      6-MONTH         1-YEAR            5-YEAR          10-YEAR
--------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                     +0.92%         +8.62%           +31.83%          +72.47%
--------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                 -3.39%         +4.03%            +4.77%           +5.14%
--------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                           +1.69%            +4.94%           +5.32%
--------------------------------------------------------------------------------------------------------------
     Distribution Rate 4                               4.29%
--------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5            6.95%
--------------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                       3.86%
--------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                        6.25%
--------------------------------------------------------------------------------------------------------------
  CLASS B                                      6-MONTH         1-YEAR            3-YEAR    INCEPTION (2/1/00)
--------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                     +0.71%         +8.07%           +14.00%          +33.03%
--------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                 -3.24%         +4.07%            +3.54%           +6.07%
--------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                          +1.73%             +3.99%           +6.12%
--------------------------------------------------------------------------------------------------------------
     Distribution Rate 4                               3.91%
--------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5            6.33%
--------------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                       3.49%
--------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                        5.65%
--------------------------------------------------------------------------------------------------------------
  CLASS C                                      6-MONTH         1-YEAR            5-YEAR    INCEPTION (5/1/95)
--------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                     +0.63%         +8.03%           +28.33%          +58.76%
--------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                 -0.36%         +7.03%            +5.12%           +5.08%
--------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                           +4.71%            +5.29%           +5.11%
--------------------------------------------------------------------------------------------------------------
     Distribution Rate 4                               3.90%
--------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5            6.32%
--------------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                       3.50%
--------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                        5.67%
--------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

14 | Semiannual Report

Endnotes

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

Class A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

Class B:        These shares have higher annual fees and expenses than Class
                A shares.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and Arizona state personal income tax bracket of 38.28%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

                                                          Semiannual Report | 15

Your Fund's Expenses

FRANKLIN ARIZONA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

16 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------
                                             BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                      VALUE 2/29/04      VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
----------------------------------------------------------------------------------------------------------
  Actual                                          $1,000              $1,009.20           $3.19
----------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)        $1,000              $1,022.03           $3.21
----------------------------------------------------------------------------------------------------------
  CLASS B
----------------------------------------------------------------------------------------------------------
  Actual                                          $1,000              $1,007.10           $5.97
----------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)        $1,000              $1,019.26           $6.01
----------------------------------------------------------------------------------------------------------
  CLASS C
----------------------------------------------------------------------------------------------------------
  Actual                                          $1,000              $1,006.30           $5.97
----------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)        $1,000              $1,019.26           $6.01
----------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 0.63%; B:
1.18%; and C: 1.18%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                          Semiannual Report | 17

Franklin Colorado Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Colorado Tax-Free Income Fund seeks to provide high, current income exempt from federal and Colorado state personal income taxes by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

[graphic omitted]

CREDIT QUALITY BREAKDOWN*
Franklin Colorado Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/04**

AAA ............................................ 57.0%
AA .............................................  7.4%
A .............................................. 15.8%
BBB ............................................  7.8%
Not Rated by S&P ............................... 12.0%

*Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS           MOODY'S  FITCH INTERNAL
AAA or Aaa           8.0%     --       --
AA or Aa             0.5%     --     0.2%
A                    0.5%     --       --
BBB or Baa           1.5%   1.3%       --
------------------------------------------
Total               10.5%   1.3%     0.2%

--------------------------------------------------------------------------------

This semiannual report for Franklin Colorado Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $12.19 on February 29, 2004, to $11.94 on August 31, 2004. The Fund's Class A shares paid dividends totaling 27.12 cents per share for the same period. 2 The Performance Summary beginning

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 92.

  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

18 | Semiannual Report

DIVIDEND DISTRIBUTIONS 2
Franklin Colorado Tax-Free Income Fund
3/1/04-8/31/04

---------------------------------------------------------------
                                     DIVIDEND PER SHARE
                            -----------------------------------
   MONTH                      CLASS A                 CLASS C
---------------------------------------------------------------
   March                     4.52 cents           3.97 cents
---------------------------------------------------------------
   April                     4.52 cents           3.97 cents
---------------------------------------------------------------
   May                       4.52 cents           3.97 cents
---------------------------------------------------------------
   June                      4.52 cents           3.97 cents
---------------------------------------------------------------
   July                      4.52 cents           3.97 cents
---------------------------------------------------------------
   August                    4.52 cents           3.97 cents
---------------------------------------------------------------
   TOTAL                    27.12 CENTS          23.82 CENTS
---------------------------------------------------------------

on page 21 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.35% based on an annualization of the current
4.52 cent per share dividend and the maximum offering price of $12.47 on August 31, 2004. An investor in the 2004 maximum combined federal and Colorado state personal income tax bracket of 38.01% would need to earn a distribution rate of 7.02% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Colorado's diversified and growing economy of 4.5 million residents, coupled with above-average income levels put median household effective buying income at 115% of the national average. 3 The state's employment base is well diversified with major sectors including government, retail trade, manufacturing, construction, finance, telecommunications, high technology, professional and business services, accommodation and food services, and health care and social assistance. Softness in the high technology and telecommunications industries in the last recession weakened state revenues in fiscal years 2002 and 2003. This situation improved in the latter half of fiscal year 2004 as the technology sector began to rebound and unemployment declined, allowing personal income growth to pick up from recessionary levels.

Colorado's economic situation and prior tax cuts exacerbated tax revenue shortfalls in recent years. The state made numerous midyear budget adjustments, many of a one-time nature. Significant cuts were made to ongoing appropriations, as well as temporary cuts and revenue diversions that could be continued indefinitely. The state also implemented many fee increases, but did not reverse major cuts in income or

3. Source: Standard & Poor's, "Research: Colorado Department of Transportation; Appropriation, Appropriation," RATINGSDIRECT, 8/6/04.

                                                          Semiannual Report | 19

PORTFOLIO BREAKDOWN
Franklin Colorado Tax-Free Income Fund
8/31/04

-------------------------------------------------------------
                                                % OF TOTAL
                                     LONG-TERM INVESTMENTS*
-------------------------------------------------------------
  Transportation                                     15.9%
-------------------------------------------------------------
  Hospital & Health Care                             15.7%
-------------------------------------------------------------
  General Obligation                                 13.4%
-------------------------------------------------------------
  Utilities                                          12.7%
-------------------------------------------------------------
  Prerefunded                                        12.1%
-------------------------------------------------------------
  Higher Education                                    7.5%
-------------------------------------------------------------
  Housing                                             7.2%
-------------------------------------------------------------
  Subject to Government Appropriations                6.2%
-------------------------------------------------------------
  Tax-Supported                                       5.5%
-------------------------------------------------------------
  Corporate-Backed                                    2.6%
-------------------------------------------------------------
  Other Revenue                                       1.2%
-------------------------------------------------------------

*Does not include short-term investments and other net assets.

sales tax. Although state finances were hit hard by the economic downturn of recent years, they are expected to be more stable in fiscal year 2005 due to resumption of moderate revenue growth, particularly from sales taxes, higher budgetary-basis fund balances, and an enacted fiscal year 2005 state budget that significantly reduced Colorado's reliance on prior one-time budget balancing measures.

With a welcome turnaround in state tax revenues and liquidity measures forecast to improve toward levels not seen since at least 2000, Colorado's near-term credit outlook stabilized, according to independent credit rating agency Standard & Poor's. Also favorable for Colorado's credit are the state's very low debt levels, with state-supported debt consisting of general fund lease obligations totaling only about $16 per capita. 3

MANAGER'S DISCUSSION

We used various investment strategies during the period under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Thank you for your continued participation in Franklin Colorado Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

20 | Semiannual Report

Performance Summary as of 8/31/04

FRANKLIN COLORADO TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.25            $11.94           $12.19
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2712
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.25            $12.02           $12.27
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2382
---------------------------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

---------------------------------------------------------------------------------------------------------------
  CLASS A                                     6-MONTH          1-YEAR            5-YEAR          10-YEAR
---------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                    +0.27%          +7.00%           +33.79%          +77.83%
---------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                -3.98%          +2.44%            +5.07%           +5.46%
---------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                           +0.29%            +5.25%           +5.66%
---------------------------------------------------------------------------------------------------------------
     Distribution Rate 4                               4.35%
---------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5            7.02%
---------------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                       3.78%
---------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                        6.10%
---------------------------------------------------------------------------------------------------------------
  CLASS C                                     6-MONTH          1-YEAR            5-YEAR     INCEPTION (5/1/95)
---------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                    -0.01%          +6.36%           +30.19%          +63.01%
---------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                -0.99%          +5.36%            +5.42%           +5.37%
---------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                           +3.12%            +5.61%           +5.39%
---------------------------------------------------------------------------------------------------------------
     Distribution Rate 4                               3.97%
---------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5            6.40%
---------------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                       3.41%
---------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                        5.50%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

                                                          Semiannual Report | 21

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and Colorado state personal income tax bracket of 38.01%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

22 | Semiannual Report

Your Fund's Expenses

FRANKLIN COLORADO TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                          Semiannual Report | 23

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT ENDING ACCOUNT  EXPENSES PAID DURING
  CLASS A                                     VALUE 2/29/04    VALUE 8/31/04 PERIOD* 2/29/04-8/31/04
-----------------------------------------------------------------------------------------------------
  Actual                                         $1,000         $1,002.70             $3.43
-----------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000         $1,021.78             $3.47
-----------------------------------------------------------------------------------------------------
  CLASS C
-----------------------------------------------------------------------------------------------------
  Actual                                         $1,000         $  999.90             $6.15
-----------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000         $1,019.06             $6.21
-----------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 0.68%; and C: 1.22%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

24 | Semiannual Report

Franklin Connecticut Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Connecticut Tax-Free Income Fund seeks to provide high, current income exempt from federal and Connecticut state personal income taxes by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

CREDIT QUALITY BREAKDOWN*
Franklin Connecticut Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/04**

AAA ........................................... 50.5%
AA ............................................ 16.8%
A ............................................. 10.9%
BBB ........................................... 16.0%
Below Investment Grade ........................  3.3%
Not Rated by S&P ..............................  2.5%

*Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS                  MOODY'S    FITCH
AAA or Aaa                  0.9%       --
BBB or Baa                    --     0.3%
Below Investment Grade      1.3%       --
------------------------------------------
Total                       2.2%     0.3%

--------------------------------------------------------------------------------

This semiannual report for Franklin Connecticut Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $11.12 on February 29, 2004, to $10.97 on August 31, 2004. The Fund's Class A shares paid dividends totaling 24.00 cents per share for the same period. 2 The Performance Summary beginning

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 98.

  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

                                                          Semiannual Report | 25

DIVIDEND DISTRIBUTIONS 2
Franklin Connecticut Tax-Free Income Fund
3/1/04-8/31/04

--------------------------------------------------------------------------------
                                       DIVIDEND PER SHARE
                            --------------------------------------
   MONTH                       CLASS A                  CLASS C
--------------------------------------------------------------------------------
   March                      4.00 cents               3.49 cents
--------------------------------------------------------------------------------
   April                      4.00 cents               3.49 cents
--------------------------------------------------------------------------------
   May                        4.00 cents               3.49 cents
--------------------------------------------------------------------------------
   June                       4.00 cents               3.46 cents
--------------------------------------------------------------------------------
   July                       4.00 cents               3.46 cents
--------------------------------------------------------------------------------
   August                     4.00 cents               3.46 cents
--------------------------------------------------------------------------------
   TOTAL                     24.00 CENTS              20.85 CENTS
--------------------------------------------------------------------------------

on page 28 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.19% based on an annualization of the current
4.00 cent per share dividend and the maximum offering price of $11.46 on August 31, 2004. An investor in the 2004 maximum combined federal and Connecticut state personal income tax bracket of 38.25% would need to earn a distribution rate of 6.79% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Connecticut's economy and structural budget balance saw marked improvement in fiscal year 2004 (ended June 30). For the 12-month period ended May 2004 employment made a modestly positive gain, representing the first time this calendar year the state has realized job growth in any month compared with the same month in 2003. 3 While the state continued to shed manufacturing jobs -- the sector represented more than half of the state's recessionary job losses -- growth in the services sector, particularly leisure and hospitality, more than offset these losses. Despite any meaningful job growth, state unemployment was just 4.6% in August 2004, below the 5.4% national average. 3 With improved revenue growth based on healthy personal income and sales tax gains, the state was slated to end fiscal year 2004 with an operating surplus of $70 million. 4 This turnabout enabled the state to reduce the size of upcoming bond issuances

3. Source: Bureau of Labor Statistics.

4. Source: Standard & Poor's, "Research: Summary: Connecticut; Appropriation, General Obligation Equivalent Security," RATINGSDIRECT, 7/14/04.

26 | Semiannual Report
and use the projected surplus to begin to replenish its rainy day fund, which was depleted during the recession. Furthermore, legislators closed a $2.5 billion budget gap for fiscal years 2004-2005 primarily through measures adopted in the 2003 fiscal year, including the addition of recurring revenues -- notably income, sales and cigarette tax increases. 5 Secondary measures taken to address a remaining shortfall relied heavily on one-time revenues, further spending cuts targeting social services and Medicaid benefits, and transfers from utility accounts. This marked significant progress in bringing revenues and expenditures into better balance.

Connecticut is a frequent borrower, and the state's debt ratios are among the highest in the U.S. The state's tax-supported debt equaled 8.4% of total state personal income, while debt per capita equaled $3,558, placing Connecticut first and third in the nation. 5 According to Moody's Investors Service, an independent credit rating agency, the state's credit outlook is stable, reflecting expectations that financial challenges will continue as depleted reserves are replenished, and that the state will make appropriate adjustments as needed to restore structural budget balance in the event that an economic recovery is less than expected.

MANAGER'S DISCUSSION

We used various investment strategies during the period under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Thank you for your continued participation in Franklin Connecticut Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

5. Source: Moody's Investors Service, "New Issue: Connecticut (State of)," 6/22/04.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN
Franklin Connecticut Tax-Free Income Fund
8/31/04

------------------------------------------------------------
                                                % OF TOTAL
                                     LONG-TERM INVESTMENTS*
------------------------------------------------------------
  Higher Education                                   20.6%
------------------------------------------------------------
  Hospital & Health Care                             19.0%
------------------------------------------------------------
  Prerefunded                                        17.8%
------------------------------------------------------------
  Utilities                                          13.4%
------------------------------------------------------------
  General Obligation                                 11.3%
------------------------------------------------------------
  Other Revenue                                       5.5%
------------------------------------------------------------
  Housing                                             4.5%
------------------------------------------------------------
  Subject to Government Appropriations                3.1%
------------------------------------------------------------
  Transportation                                      2.3%
------------------------------------------------------------
  Tax-Supported                                       1.8%
------------------------------------------------------------
  Corporate-Backed                                    0.7%
------------------------------------------------------------

*Does not include short-term investments and other net assets.

                                                          Semiannual Report | 27

Performance Summary as of 8/31/04

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.15            $10.97           $11.12
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2400
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.15            $11.02           $11.17
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2085
---------------------------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------------------------------
  CLASS A                                      6-MONTH         1-YEAR            5-YEAR          10-YEAR
----------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                     +0.91%         +7.29%           +31.34%          +71.19%
----------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                 -3.35%         +2.78%            +4.70%           +5.06%
----------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                           +1.04%            +4.89%           +5.27%
----------------------------------------------------------------------------------------------------------------
     Distribution Rate 4                                4.19%
----------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5             6.79%
----------------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                        3.73%
----------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                         6.04%
----------------------------------------------------------------------------------------------------------------
  CLASS C                                      6-MONTH         1-YEAR            5-YEAR     INCEPTION (5/1/95)
----------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                     +0.61%         +6.75%           +27.88%          +58.46%
----------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                 -0.38%         +5.75%            +5.04%           +5.05%
----------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                           +3.87%            +5.22%           +5.07%
----------------------------------------------------------------------------------------------------------------
     Distribution Rate 4                                3.81%
----------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5             6.17%
----------------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                        3.35%
----------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                         5.43%
----------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

28 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and Connecticut state personal income tax bracket of 38.25%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

                                                          Semiannual Report | 29

Your Fund's Expenses

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

30 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT     ENDING ACCOUNT     EXPENSES PAID DURING
  CLASS A                                     VALUE 2/29/04        VALUE 8/31/04    PERIOD* 2/29/04-8/31/04
-------------------------------------------------------------------------------------------------------------
  Actual                                         $1,000              $1,009.10           $3.60
-------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000              $1,021.63           $3.62
-------------------------------------------------------------------------------------------------------------
  CLASS C
-------------------------------------------------------------------------------------------------------------
  Actual                                         $1,000              $1,006.10           $6.37
-------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000              $1,018.85           $6.41
-------------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 0.71%; and C: 1.26%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                          Semiannual Report | 31

Franklin Double Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Double Tax-Free Income Fund seeks to provide high, current income exempt from federal and personal income taxes of all 50 U.S. states by investing at least 80% of its total assets in securities that pay interest free from such tax and that are issued by U.S. territories such as Puerto Rico. 1

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

CREDIT QUALITY BREAKDOWN*
Franklin Double Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/04**

AAA ........................................... 39.9%
AA ............................................  7.4%
A ............................................. 27.2%
BBB ........................................... 18.9%
Not Rated by S&P ..............................  6.6%

*Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS           MOODY'S  FITCH INTERNAL
AAA or Aaa             --     --     0.6%
BBB or Baa           1.9%   1.6%     2.5%
--------------------------------------------------------------------------------
Total                1.9%   1.6%     3.1%

--------------------------------------------------------------------------------

[SIDEBAR]
  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Double Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $12.06 on February 29, 2004, to $11.85 on August 31, 2004. The Fund's Class A shares paid dividends totaling 25.56 cents per share for the same period. 2 The Performance Summary beginning

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 103.

32 | Semiannual Report

DIVIDEND DISTRIBUTIONS 2

Franklin Double Tax-Free Income Fund

3/1/04-8/31/04

-----------------------------------------------------------------------------
                                             DIVIDEND PER SHARE
                                   ------------------------------------------
   MONTH                              CLASS A                  CLASS C
-----------------------------------------------------------------------------
   March                             4.26 cents             3.72 cents
-----------------------------------------------------------------------------
   April                             4.26 cents             3.72 cents
-----------------------------------------------------------------------------
   May                               4.26 cents             3.72 cents
-----------------------------------------------------------------------------
   June                              4.26 cents             3.71 cents
-----------------------------------------------------------------------------
   July                              4.26 cents             3.71 cents
-----------------------------------------------------------------------------
   August                            4.26 cents             3.71 cents
-----------------------------------------------------------------------------
   TOTAL                            25.56 CENTS            22.29 CENTS
-----------------------------------------------------------------------------

on page 35 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.13% based on an annualization of the current
4.26 cent per share dividend and the maximum offering price of $12.38 on August 31, 2004. An investor in the 2004 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.35% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

MANAGER'S DISCUSSION

We used various investment strategies during the period under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Franklin Double Tax-Free Income Fund is the only mutual fund of its kind to offer both state and federal income tax exemption in all 50 states. We do this by investing in U.S. territories such as Puerto Rico, Virgin Islands and Guam, which are free from state personal income taxes in all states and the District of Columbia. This can be particularly appealing to residents of states such as Illinois, Iowa and Wisconsin, which place a tax on their in-state municipal bonds.

The Fund was well diversified with 76 different positions across 11 different sectors as of August 31, 2004. Issuers represented in the portfolio included Puerto Rico (72.0% of the Fund's total long-term investments), Virgin Islands (19.3%), and Guam (8.7%). At the end of the period, the Fund was entirely investment grade, with AAA-rated securities representing 40.5% of the Fund's total long-term investments. 3


3. S&P is the primary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings.

                                                          Semiannual Report | 33

PORTFOLIO BREAKDOWN

Franklin Double Tax-Free Income Fund

8/31/04

--------------------------------------------------------------
                                                   % OF TOTAL
                                        LONG-TERM INVESTMENTS*
--------------------------------------------------------------
  Utilities                                          18.4%
--------------------------------------------------------------
  Transportation                                     16.9%
--------------------------------------------------------------
  Prerefunded                                        16.3%
--------------------------------------------------------------
  General Obligation                                 11.0%
--------------------------------------------------------------
  Subject to Government Appropriations                9.2%
--------------------------------------------------------------
  Housing                                             8.1%
--------------------------------------------------------------
  Other Revenue                                       6.0%
--------------------------------------------------------------
  Higher Education                                    5.2%
--------------------------------------------------------------
  Hospital & Health Care                              4.3%
--------------------------------------------------------------
  Tax-Supported                                       4.3%
--------------------------------------------------------------
  Corporate-Backed                                    0.3%
--------------------------------------------------------------

*Does not include short-term investments and other net assets.

Many mutual funds purchase U.S. territory paper, mainly Puerto Rico's, as an alternative for their specialty state funds when the supply within a particular state is running low. This strong demand for territory paper also helps to keep bond values high relative to other states. Puerto Rico's municipal bond market is widely traded and is very liquid because of its dual tax-exemption advantages.

Thank you for your continued participation in Franklin Double Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

34 | Semiannual Report

Performance Summary as of 8/31/04

FRANKLIN DOUBLE TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.21            $11.85           $12.06
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2556
---------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.0209
---------------------------------------------------------------------------------------------------
        TOTAL                           $0.2765
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.21            $11.89           $12.10
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2229
---------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.0209
---------------------------------------------------------------------------------------------------
        TOTAL                           $0.2438
---------------------------------------------------------------------------------------------------

                                                          Semiannual Report | 35

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

---------------------------------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR            5-YEAR          10-YEAR
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +0.66%         +7.68%           +32.98%          +77.56%
---------------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -3.65%         +3.11%            +4.96%           +5.45%
---------------------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                    +0.90%            +5.05%           +5.62%
---------------------------------------------------------------------------------------------------------------------------
     Distribution Rate 4                         4.13%
---------------------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      6.35%
---------------------------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 3.78%
---------------------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  5.82%
---------------------------------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH         1-YEAR            5-YEAR   INCEPTION (5/1/95)
---------------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +0.38%         +7.05%           +29.51%          +62.90%
---------------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -0.61%         +6.05%            +5.31%           +5.36%
---------------------------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                    +3.76%            +5.41%           +5.37%
---------------------------------------------------------------------------------------------------------------------------
     Distribution Rate 4                         3.75%
---------------------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      5.77%
---------------------------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 3.39%
---------------------------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  5.22%
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the 2004 maximum federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

36 | Semiannual Report

Your Fund's Expenses

FRANKLIN DOUBLE TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                          Semiannual Report | 37

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                     VALUE 2/29/04    VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
--------------------------------------------------------------------------------------------------------
  Actual                                         $1,000             $1,006.60          $3.65
--------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000             $1,021.64          $3.68
--------------------------------------------------------------------------------------------------------
  CLASS C
--------------------------------------------------------------------------------------------------------
  Actual                                         $1,000             $1,003.80          $6.43
--------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000             $1,018.85          $6.48
--------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 0.72%; and C: 1.27%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


38 | Semiannual Report

Franklin Federal Intermediate-Term
Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Federal Intermediate-Term Tax-Free Income Fund seeks to provide high, current income exempt from federal income tax by investing at least 80% of its total assets in securities that pay interest free from such tax and that have a dollar-weighted average maturity (the time in which the debt must be repaid) between 3 and 10 years. 1

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

CREDIT QUALITY BREAKDOWN*

Franklin Federal Intermediate-Term Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/04**

AAA ........................................... 53.9%
AA ............................................  7.9%
A .............................................  9.1%
BBB ........................................... 11.6%
Below Investment Grade ........................  1.6%
Not Rated by S&P .............................. 15.9%

*Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS                  MOODY'S        FITCH  INTERNAL
AAA or Aaa                 12.8%         --         --
AA or Aa                    1.3%         --         --
BBB or Baa                    --       0.7%       1.0%
Below Investment Grade        --         --       0.1%
------------------------------------------------------
Total                      14.1%       0.7%       1.1%

--------------------------------------------------------------------------------

[SIDEBAR]
  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Federal Intermediate-Term Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $11.76 on February 29, 2004, to $11.57 on August 31, 2004. The Fund's Class A shares paid dividends totaling

1. These dividends are generally subject to state and local income taxes, if any. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 108.

                                                          Semiannual Report | 39

PORTFOLIO BREAKDOWN

Franklin Federal Intermediate-Term
Tax-Free Income Fund

8/31/04

------------------------------------------------
                                     % OF TOTAL
                          LONG-TERM INVESTMENTS*
------------------------------------------------
  General Obligation                    38.5%
------------------------------------------------
  Utilities                             24.8%
------------------------------------------------
  Subject to Government Appropriations   6.6%
------------------------------------------------
  Tax-Supported                          6.2%
------------------------------------------------
  Hospital & Health Care                 5.9%
------------------------------------------------
  Prerefunded                            5.1%
------------------------------------------------
  Higher Education                       4.6%
------------------------------------------------
  Transportation                         4.4%
------------------------------------------------
  Corporate-Backed                       2.6%
------------------------------------------------
  Other Revenue                          0.9%
------------------------------------------------
  Housing                                0.4%
------------------------------------------------

*Does not include short-term investments and other net assets.

DIVIDEND DISTRIBUTIONS 2
Franklin Federal Intermediate-Term Tax-Free Income Fund
3/1/04-8/31/04

----------------------------------------------------------------------
                                     DIVIDEND PER SHARE
                            ------------------------------------------
   MONTH                     CLASS A                     CLASS C
----------------------------------------------------------------------
   March                    3.49 cents                2.95 cents
----------------------------------------------------------------------
   April                    3.49 cents                2.95 cents
----------------------------------------------------------------------
   May                      3.49 cents                2.95 cents
----------------------------------------------------------------------
   June                     3.49 cents                2.96 cents
----------------------------------------------------------------------
   July                     3.49 cents                2.96 cents
----------------------------------------------------------------------
   August                   3.49 cents                2.96 cents
----------------------------------------------------------------------
   TOTAL                   20.94 CENTS               17.73 CENTS
----------------------------------------------------------------------

20.94 cents per share for the same period. 2 The Performance Summary beginning on page 41 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 3.59% based on an annualization of the current
3.54 cent per share dividend and the maximum offering price of $11.84 on August 31, 2004. An investor in the 2004 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 5.52% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

MANAGER'S DISCUSSION

We used various investment strategies during the period under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Thank you for your continued participation in Franklin Federal Intermediate-Term Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

40 | Semiannual Report

Performance Summary as of 8/31/04

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.19            $11.57           $11.76
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2094
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.18            $11.59           $11.77
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.1773
---------------------------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-------------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR            5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +0.25%         +7.09%           +32.09%          +74.29%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -2.00%         +4.66%            +5.24%           +5.47%
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                    +1.79%            +5.30%           +5.61%
-------------------------------------------------------------------------------------------------------
     Distribution Rate 4                         3.59%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      5.52%
-------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 3.22%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  4.95%
-------------------------------------------------------------------------------------------------------
  CLASS C                                              6-MONTH            1-YEAR   INCEPTION (7/1/03)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +0.05%            +6.48%           +3.01%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         -0.94%            +5.48%           +2.57%
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                                      +2.68%           +2.75%
-------------------------------------------------------------------------------------------------------
     Distribution Rate 4                         3.12%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      4.80%
-------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 2.76%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  4.25%
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

                                                          Semiannual Report | 41

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the 2004 maximum federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

42 | Semiannual Report

Your Fund's Expenses

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                          Semiannual Report | 43

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                     VALUE 2/29/04    VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
--------------------------------------------------------------------------------------------------------
  Actual                                         $1,000             $1,002.50          $3.48
--------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000             $1,021.73          $3.52
--------------------------------------------------------------------------------------------------------
  CLASS C
--------------------------------------------------------------------------------------------------------
  Actual                                         $1,000             $1,000.50          $6.25
--------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000             $1,018.95          $6.31
--------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 0.69%; and C: 1.24%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


44 | Semiannual Report

Franklin Federal Limited-Term
Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Federal Limited-Term Tax-Free Income Fund seeks to provide high, current income exempt from federal income taxes while seeking preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such tax and that have a dollar-weighted average maturity (the time in which the debt must be repaid) of five years or less. 1

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

CREDIT QUALITY BREAKDOWN*

Franklin Federal Limited-Term Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/04**

AAA ........................................... 47.3%
AA ............................................ 21.1%
Not Rated by S&P .............................. 31.6%

*Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS                           MOODY'S
AAA or Aaa                          21.4%
AA or Aa                            10.2%
-----------------------------------------
Total                               31.6%

--------------------------------------------------------------------------------

[SIDEBAR]
  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Federal Limited-Term Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $10.12 on February 29, 2004, to $10.07 on August 31, 2004. The Fund's Class A shares paid dividends totaling

1. These dividends are generally subject to state and local income taxes, if any. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 119.

                                                          Semiannual Report | 45

PORTFOLIO BREAKDOWN

Franklin Federal Limited-Term
Tax-Free Income Fund
8/31/04

------------------------------------------------------------
                                                 % OF TOTAL
                                      LONG-TERM INVESTMENTS*
------------------------------------------------------------
  General Obligation                                 37.2%
------------------------------------------------------------
  Tax-Supported                                      14.1%
------------------------------------------------------------
  Utilities                                          13.9%
------------------------------------------------------------
  Other Revenue                                      10.6%
------------------------------------------------------------
  Subject to Government Appropriations                8.9%
------------------------------------------------------------
  Higher Education                                    6.2%
------------------------------------------------------------
  Hospital & Health Care                              6.2%
------------------------------------------------------------
  Housing                                             1.9%
------------------------------------------------------------
  Transportation                                      1.0%
------------------------------------------------------------

*Does not include short-term investments and other net assets.

6.96 cents per share for the same period. 2 The Performance Summary beginning on page 47 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 1.38%. An investor in the 2004 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 2.12% from a taxable investment to match the Fund's Class A tax-free distribution rate.

MANAGER'S DISCUSSION

We used various investment strategies during the period under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Shorter term municipal bond market yields generally increased during the reporting period as economic data reflected improved labor conditions and continued U.S. economic growth, and the Fed raised the federal funds target rate in June and August. Consistent with our investment philosophy, we invested in bonds we believed could provide the most relative value from an income perspective. Seeking a dollar-weighted average portfolio maturity of five years or less, we concentrated on the one- to two-year range in an effort to take advantage of rising yields. As a result of our strategy, the Fund was positioned to capture changes in short-term interest rates, preserve capital, and produce tax-free income.

Thank you for your continued participation in Franklin Federal Limited-Term Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

DIVIDEND DISTRIBUTIONS 2

Franklin Federal Limited-Term
Tax-Free Income Fund -Class A
3/1/04-8/31/04

-------------------------------------------------
  MONTH                     DIVIDEND PER SHARE
-------------------------------------------------
  March                             1.16 cents
-------------------------------------------------
  April                             1.16 cents
-------------------------------------------------
  May                               1.16 cents
-------------------------------------------------
  June                              1.16 cents
-------------------------------------------------
  July                              1.16 cents
-------------------------------------------------
  August                            1.16 cents
-------------------------------------------------
  TOTAL                             6.96 CENTS
-------------------------------------------------

2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

46 | Semiannual Report

Performance Summary as of 8/31/04

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

-------------------------------------------------------------------------------------------------------
  CLASS A                                                 CHANGE           8/31/04          2/29/04
-------------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                   -$0.05            $10.07           $10.12
-------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
-------------------------------------------------------------------------------------------------------
  Dividend Income                         $0.0696

PERFORMANCE 1
-------------------------------------------------------------------------------------------------------
  CLASS A                                                 6-MONTH           1-YEAR   INCEPTION (9/2/03)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 2                               +0.22%               N/A           +1.95%
-------------------------------------------------------------------------------------------------------
  Aggregate Total Return 3                                +0.22%               N/A           +1.95%
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 4                                        +1.22%           +1.92%
-------------------------------------------------------------------------------------------------------
     Distribution Rate 5                    1.38%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 6 2.12%
-------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 7            1.59%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 6             2.45%
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

1. The Fund's manager has agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's distribution rate and total return would have been lower, and yield for the period would have been 0.86%. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Aggregate total return represents the average change in value of an investment over the periods indicated. Since Class A shares have existed for less than one year, average annual total returns are not provided.

4. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum sales charge.

5. Distribution rate is based on an annualization of the current 1.16 cent per share monthly dividend and the NAV of $10.07 per share on 8/31/04.

6. Taxable equivalent distribution rate and yield assume the 2004 maximum federal income tax rate of 35.00%.

7. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

                                                          Semiannual Report | 47

Your Fund's Expenses

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

48 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                     VALUE 2/29/04    VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
--------------------------------------------------------------------------------------------------------
  Actual                                         $1,000             $1,002.20          $2.52
--------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000             $1,022.68          $2.55
--------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio of 0.5%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

                                                          Semiannual Report | 49

Franklin High Yield Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin High Yield Tax-Free Income Fund seeks to provide high, current yield exempt from federal income tax by investing at least 80% of its total net assets in higher-yielding, medium- to lower-rated and non-rated securities that pay interest free from such tax. 1 Its secondary goal is capital appreciation.

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

CREDIT QUALITY BREAKDOWN*

Franklin High Yield Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/04**

AAA ........................................... 15.6%
AA ............................................  1.7%
A ............................................. 10.7%
BBB ........................................... 18.5%
Below Investment Grade ........................ 20.1%
Not Rated by S&P .............................. 33.4%

*Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS                        MOODY'S    FITCH    INTERNAL
AAA or Aaa                        3.0%      --       0.3%
AA or Aa                          0.3%      --         --
A                                 0.2%      --       0.3%
BBB or Baa                        1.6%    0.7%       5.3%
Below Investment Grade            1.9%    2.3%      17.5%
-------------------------------------------------------------
Total                             7.0%    3.0%      23.4%

--------------------------------------------------------------------------------

[SIDEBAR]
  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin High Yield Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $10.78 on February 29, 2004, to $10.60 on August 31, 2004. The Fund's Class A shares paid dividends totaling

1. These dividends are generally subject to state and local income taxes, if any. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 128.

50 | Semiannual Report

DIVIDEND DISTRIBUTIONS 2
Franklin High Yield Tax-Free Income Fund
3/1/04-8/31/04

--------------------------------------------------------------------------------------------------
                                                               DIVIDEND PER SHARE
                                          --------------------------------------------------------
   MONTH                                    CLASS A                CLASS B              CLASS C
--------------------------------------------------------------------------------------------------
   March                                   4.95 cents            4.43 cents           4.42 cents
--------------------------------------------------------------------------------------------------
   April                                   4.95 cents            4.43 cents           4.42 cents
--------------------------------------------------------------------------------------------------
   May                                     4.95 cents            4.43 cents           4.42 cents
--------------------------------------------------------------------------------------------------
   June                                    4.88 cents            4.40 cents           4.39 cents
--------------------------------------------------------------------------------------------------
   July                                    4.88 cents            4.40 cents           4.39 cents
--------------------------------------------------------------------------------------------------
   August                                  4.88 cents            4.40 cents           4.39 cents
--------------------------------------------------------------------------------------------------
   TOTAL                                  29.49 CENTS           26.49 CENTS          26.43 CENTS
--------------------------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Franklin High Yield Tax-Free Income Fund
8/31/04

------------------------------------------------------------
                                                 % OF TOTAL
                                      LONG-TERM INVESTMENTS*
------------------------------------------------------------
  Utilities                                          24.0%
------------------------------------------------------------
  Hospital & Health Care                             16.2%
------------------------------------------------------------
  Prerefunded                                        15.2%
------------------------------------------------------------
  Tax-Supported                                      13.0%
------------------------------------------------------------
  Transportation                                     11.9%
------------------------------------------------------------
  Corporate-Backed                                    6.6%
------------------------------------------------------------
  General Obligation                                  5.0%
------------------------------------------------------------
  Other Revenue                                       3.4%
------------------------------------------------------------
  Subject to Government Appropriations                2.5%
------------------------------------------------------------
  Housing                                             1.5%
------------------------------------------------------------
  Higher Education                                    0.7%
------------------------------------------------------------

*Does not include short-term investments and other net assets.

29.49 cents per share for the same period. 2 The Performance Summary beginning on page 53 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 5.29% based on an annualization of the current
4.88 cent per share dividend and the maximum offering price of $11.07 on August 31, 2004. An investor in the 2004 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 8.14% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

MANAGER'S DISCUSSION

We used various investment strategies during the period under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

The Fund was subject to bond calls during the six months under review as many municipal bond issuers sought to take advantage of lower interest rates and exercised call options on their outstanding higher coupon bonds issued several years ago. In general, we were limited to reinvesting the proceeds from these bond calls as well as from cash inflows at current, lower interest rates, which tended to reduce the Fund's income and cause dividend distributions to decline slightly, as shown in the dividend distributions table.

2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

                                                          Semiannual Report | 51

Thank you for your continued participation in Franklin High Yield Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

52 | Semiannual Report

Performance Summary as of 8/31/04

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.18            $10.60           $10.78
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2949
---------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.18            $10.66           $10.84
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2649
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.18            $10.70           $10.88
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2643
---------------------------------------------------------------------------------------------------

                                                          Semiannual Report | 53

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-------------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR            5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +1.18%         +9.40%           +28.37%          +78.83%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -3.13%         +4.80%            +4.21%           +5.53%
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                    +2.57%            +4.35%           +5.67%
-------------------------------------------------------------------------------------------------------
     Distribution Rate 4                         5.29%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      8.14%
-------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 4.71%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  7.25%
-------------------------------------------------------------------------------------------------------
  CLASS B                               6-MONTH         1-YEAR            5-YEAR   INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +0.88%         +8.74%           +24.92%          +24.10%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -3.05%         +4.74%            +4.23%           +3.75%
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                    +2.63%            +4.39%           +3.82%
-------------------------------------------------------------------------------------------------------
     Distribution Rate 4                         4.95%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      7.62%
-------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 4.37%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  6.72%
-------------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH         1-YEAR            5-YEAR   INCEPTION (5/1/95)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +0.87%         +8.80%           +24.95%          +62.93%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -0.11%         +7.80%            +4.56%           +5.37%
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                    +5.50%            +4.68%           +5.38%
-------------------------------------------------------------------------------------------------------
     Distribution Rate 4                         4.93%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      7.58%
-------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 4.38%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  6.74%
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

54 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. IN GENERAL, AN INVESTOR IS PAID A HIGHER YIELD TO ASSUME A GREATER DEGREE OF RISK. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the 2004 maximum federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

                                                          Semiannual Report | 55

Your Fund's Expenses

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

56 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                     VALUE 2/29/04    VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
--------------------------------------------------------------------------------------------------------
  Actual                                         $1,000             $1,011.80          $3.09
--------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000             $1,022.13          $3.11
--------------------------------------------------------------------------------------------------------
  CLASS B
--------------------------------------------------------------------------------------------------------
  Actual                                         $1,000             $1,008.80          $5.93
--------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000             $1,019.26          $5.97
--------------------------------------------------------------------------------------------------------
  CLASS C
--------------------------------------------------------------------------------------------------------
  Actual                                         $1,000             $1,008.70          $5.93
--------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000             $1,019.26          $5.97
--------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 0.61%; B:
1.17%; and C: 1.17%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 57

Franklin New Jersey Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin New Jersey Tax-Free Income Fund seeks to provide high, current income exempt from federal and New Jersey state personal income taxes by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

CREDIT QUALITY BREAKDOWN*
Franklin New Jersey Tax-Free Income Fund
8/31/04

--------------------------------------------------------------
                                              % OF TOTAL
  RATINGS                              LONG-TERM INVESTMENTS**
--------------------------------------------------------------
  AAA                                                70.1%
--------------------------------------------------------------
  AA                                                  1.3%
--------------------------------------------------------------
  A                                                  10.2%
--------------------------------------------------------------
  BBB                                                 4.2%
--------------------------------------------------------------
  Below Investment Grade                              0.9%
--------------------------------------------------------------
  Not Rated by S&P                                   13.3%
--------------------------------------------------------------

*Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS                  MOODY'S INTERNAL
AAA or Aaa                  5.6%     0.4%
AA or Aa                    0.6%       --
A                           1.9%       --
BBB or Baa                  4.5%     0.3%
------------------------------------------
Total                      12.6%     0.7%

This semiannual report for Franklin New Jersey Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $12.23 on February 29, 2004, to $12.04 on August 31, 2004. The Fund's Class A shares paid dividends totaling 26.70 cents per share for the same period. 2 The Performance Summary beginning on page 61 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.30% based on an annualization of the current 4.50

[SIDEBAR]
  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.
2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 155.

58 | Semiannual Report

DIVIDEND DISTRIBUTIONS 2

Franklin New Jersey Tax-Free Income Fund
3/1/04-8/31/04

-------------------------------------------------------------------------------------------------------
                                                                  DIVIDEND PER SHARE
-------------------------------------------------------------------------------------------------------
   MONTH                                    CLASS A                   CLASS B                 CLASS C
-------------------------------------------------------------------------------------------------------
   March                                   4.45 cents               3.90 cents             3.89 cents
-------------------------------------------------------------------------------------------------------
   April                                   4.45 cents               3.90 cents             3.89 cents
-------------------------------------------------------------------------------------------------------
   May                                     4.45 cents               3.90 cents             3.89 cents
-------------------------------------------------------------------------------------------------------
   June                                    4.45 cents               3.90 cents             3.90 cents
-------------------------------------------------------------------------------------------------------
   July                                    4.45 cents               3.90 cents             3.90 cents
-------------------------------------------------------------------------------------------------------
   August                                  4.45 cents               3.90 cents             3.90 cents
-------------------------------------------------------------------------------------------------------
   TOTAL                                  26.70 CENTS              23.40 CENTS            23.37 CENTS
-------------------------------------------------------------------------------------------------------

cent per share dividend and the maximum offering price of $12.57 on August 31, 2004. An investor in the 2004 maximum combined federal and New Jersey state personal income tax bracket of 39.14% would need to earn a distribution rate of 7.07% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

STATE UPDATE

New Jersey's economy appeared to have bottomed out in 2003, and has a broad-based recovery under way in 2004. Over the long term, the state's central location, diverse industrial base, extensive transportation infrastructure, large contingent of high technology and research operations, highly skilled workforce, and high income levels have provided the foundation for growth, although at a much reduced rate compared to the late 1990s. Resident wealth levels remained among the highest in the 50 states, and the state boasted the nation's highest median household income -- more than $55,000, or 131% of the national average. 3 Unemployment, at 4.8% in August 2004, was below the 5.4% national rate. 4

New Jersey's debt levels are among the highest in the country. Unfortunately, they are likely to rise from this high base, given a current budget plan that included a large increase in spending commitments of approximately $2.9 billion, a substantial additional installment of long-term bonds to pay operating expenses, and a very low reserve to absorb any unexpected financial setbacks ($400 million, or less than 1.5% of annual spending). 5 The state continued to face growing operating costs, including rising pension payments and education spending pressures, among others.

3. Source: Standard & Poor's, "New Jersey; Tax Secured, Note," RATINGSDIRECT, 7/30/04.
4. Source: Bureau of Labor Statistics.
5. Source: Moody's Investors Service, "New Issue: New Jersey (State of),"
8/2/04.

                                                          Semiannual Report | 59

PORTFOLIO BREAKDOWN
Franklin New Jersey Tax-Free Income Fund
8/31/04

------------------------------------------------------------
                                                 % OF TOTAL
                                      LONG-TERM INVESTMENTS*
------------------------------------------------------------
  Hospital & Health Care                             24.4%
------------------------------------------------------------
  Transportation                                     21.5%
------------------------------------------------------------
  Prerefunded                                        15.0%
------------------------------------------------------------
  General Obligation                                 12.4%
------------------------------------------------------------
  Utilities                                           7.9%
------------------------------------------------------------
  Housing                                             5.5%
------------------------------------------------------------
  Higher Education                                    4.7%
------------------------------------------------------------
  Subject to Government Appropriations                4.4%
------------------------------------------------------------
  Other Revenue                                       3.0%
------------------------------------------------------------
  Tax-Supported                                       0.9%
------------------------------------------------------------
  Corporate-Backed                                    0.3%
------------------------------------------------------------

*Does not include short-term investments and other net assets.

State legislators dealt with increasing debt service costs backed by bond issues, increased cigarette taxes, and a motor vehicles surcharge -- all of which is tantamount to deficit financing.

With the combined effects of rising expenditures and a recent economic downturn, New Jersey's historical record of strong financial management has been severely tested over the past few years, a trend that negatively affected its credit profile. Despite the commencement of state economic recovery, independent credit rating agencies Moody's Investors Service and Standard & Poor's (S&P) downgraded New Jersey's general obligation debt in the summer of 2004. Moody's credit profile fell from Aa2 to Aa3, while S&P's dropped the Garden State from AA to AA-, which are still high quality. 6 The downgrades reflected the state's enacted budget and financial plan for fiscal year 2005, which will result in a sizable structural budget imbalance into fiscal year 2006, and likely beyond.

The adopted fiscal year 2005 budget made no strides toward structural budget balance and relied heavily on the use of nearly $2 billion of 30-year deficit financing bonds to balance general fund operations, in addition to $800 million of one-time revenues. 7 Furthermore, in July 2004 a New Jersey Supreme Court ruling prohibited the state from relying on bond proceeds to balance future budgets, a tactic it has often depended on. The state will therefore face fiscal year 2006 with reduced fiscal flexibility. Despite these obstacles, New Jersey's trend of moderate economic recovery is now well established, providing support for fiscal year 2005 tax revenues and a platform for continued revenue growth in the following year.

MANAGER'S DISCUSSION

We used various investment strategies during the period under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Thank you for your continued participation in Franklin New Jersey Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

6. These do not indicate ratings of the Fund.

7. Source: Standard & Poor's, "New Jersey Economic Development Authority, New Jersey; Appropriation, Appropriation; Tax Secured, General Obligation," RATINGSDIRECT, 7/30/04.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

60 | Semiannual Report

Performance Summary as of 8/31/04

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.19            $12.04           $12.23
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2670
---------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.19            $12.10           $12.29
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2340
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.19            $12.13           $12.32
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2337
---------------------------------------------------------------------------------------------------

                                                          Semiannual Report | 61

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +0.73%         +7.43%           +34.45%          +77.68%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -3.53%         +2.86%            +5.18%           +5.46%
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                    +1.13%            +5.43%           +5.68%
------------------------------------------------------------------------------------------------------
     Distribution Rate 4                         4.30%
------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      7.07%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 3.77%
------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  6.19%
------------------------------------------------------------------------------------------------------
  CLASS B                               6-MONTH         1-YEAR            3-YEAR   INCEPTION (2/1/00)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +0.44%         +6.80%           +13.98%          +34.86%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -3.50%         +2.80%            +3.53%           +6.40%
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                    +1.00%            +4.01%           +6.45%
------------------------------------------------------------------------------------------------------
     Distribution Rate 4                         3.93%
------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      6.46%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 3.40%
------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  5.59%
------------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH         1-YEAR            5-YEAR   INCEPTION (5/1/95)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +0.44%         +6.87%           +30.91%          +63.54%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -0.55%         +5.87%            +5.53%           +5.41%
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                    +3.99%            +5.76%           +5.43%
------------------------------------------------------------------------------------------------------
     Distribution Rate 4                         3.91%
------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      6.42%
------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 3.39%
------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  5.57%
------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

62 | Semiannual Report

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and New Jersey state personal income tax bracket of 39.14%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

                                                          Semiannual Report | 63

Your Fund's Expenses

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

64 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                     VALUE 2/29/04    VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
--------------------------------------------------------------------------------------------------------
  Actual                                         $1,000             $1,007.30          $3.29
--------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000             $1,021.93          $3.31
--------------------------------------------------------------------------------------------------------
  CLASS B
--------------------------------------------------------------------------------------------------------
  Actual                                         $1,000             $1,004.40          $6.06
--------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000             $1,019.16          $6.11
--------------------------------------------------------------------------------------------------------
  CLASS C
--------------------------------------------------------------------------------------------------------
  Actual                                         $1,000             $1,004.40          $6.06
--------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000             $1,019.16          $6.11
--------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 0.65%; B:
1.20%; and C: 1.20%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 65

Franklin Oregon Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Oregon Tax-Free Income Fund seeks to provide high, current income exempt from federal and Oregon state personal income taxes by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

CREDIT QUALITY BREAKDOWN*

Franklin Oregon Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/04**

AAA ........................................... 34.2%
AA ............................................ 24.3%
A ............................................. 12.0%
BBB ...........................................  5.1%
Below Investment Grade ........................  2.2%
Not Rated by S&P .............................. 22.2%

*Standard & Poor's (S&P) is the primary independent rating agency; Moody's and Fitch are the secondary and tertiary rating agencies. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS                    MOODY'S   FITCH    INTERNAL
AAA or Aaa                 10.7%        --       0.8%
AA or Aa                    8.6%        --         --
A                           0.5%        --         --
BBB or Baa                  0.6%      0.7%         --
Below Investment Grade        --        --       0.3%
------------------------------------------------------
Total                      20.4%      0.7%       1.1%

--------------------------------------------------------------------------------

[SIDEBAR]
  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Oregon Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $11.95 on February 29, 2004, to $11.77 on August 31, 2004. The Fund's Class A shares paid dividends totaling

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 163.

66 | Semiannual Report

DIVIDEND DISTRIBUTIONS 2
Franklin Oregon Tax-Free Income Fund
3/1/04-8/31/04

-------------------------------------------------------------------------
                                               DIVIDEND PER SHARE
                                     ------------------------------------
   MONTH                                 CLASS A               CLASS C
-------------------------------------------------------------------------
   March                               4.42 cents            3.88 cents
-------------------------------------------------------------------------
   April                               4.42 cents            3.88 cents
-------------------------------------------------------------------------
   May                                 4.42 cents            3.88 cents
-------------------------------------------------------------------------
   June                                4.42 cents            3.88 cents
-------------------------------------------------------------------------
   July                                4.42 cents            3.88 cents
-------------------------------------------------------------------------
   August                              4.42 cents            3.88 cents
-------------------------------------------------------------------------
   TOTAL                              26.52 CENTS           23.28 CENTS
-------------------------------------------------------------------------

26.52 cents per share for the same period. 2 The Performance Summary beginning on page 69 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.32% based on an annualization of the current
4.42 cent per share dividend and the maximum offering price of $12.29 on August 31, 2004. An investor in the 2004 maximum combined federal and Oregon state personal income tax bracket of 40.85% would need to earn a distribution rate of 7.30% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class C shares' performance, please see the Performance Summary.

STATE UPDATE

Oregon has begun to emerge from the economic doldrums of 2000-2003. In recent months, the state recorded modest employment growth in most sectors, reversing a trend of job losses that continued through calendar year 2003. Although it entered recession ahead of most states and is slated to trail the national recovery somewhat due to its exposure to Asian economies, recent state forecasts pointed to 1.6% employment growth for 2004. 3 Prior to this emerging recovery, the global economic slowdown -- particularly in the high technology and trade sectors -- caused Oregon to experience severe job market weakness. State unemployment stood at 7.4% in August 2004, well above the 5.4% national average but comfortably below its 8.7% peak in summer 2003. 4 On the downside, prospects for Oregon's economic recovery could be muted by the ongoing absence of measurable improvement in the high technology sector.


2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

3. Source: Moody's Investor's Service, "New Issue: Oregon (State of)," 5/25/04.

4. Source: Bureau of Labor Statistics.

                                                          Semiannual Report | 67

PORTFOLIO BREAKDOWN
Franklin Oregon Tax-Free Income Fund
8/31/04

-------------------------------------------------------------
                                                  % OF TOTAL
                                       LONG-TERM INVESTMENTS*
-------------------------------------------------------------
  General Obligation                                 28.4%
-------------------------------------------------------------
  Transportation                                     15.3%
-------------------------------------------------------------
  Prerefunded                                        11.9%
-------------------------------------------------------------
  Higher Education                                    9.0%
-------------------------------------------------------------
  Hospital & Health Care                              8.7%
-------------------------------------------------------------
  Utilities                                           7.6%
-------------------------------------------------------------
  Housing                                             7.4%
-------------------------------------------------------------
  Other Revenue                                       4.8%
-------------------------------------------------------------
  Subject to Government Appropriations                3.4%
-------------------------------------------------------------
  Corporate-Backed                                    2.2%
-------------------------------------------------------------
  Tax-Supported                                       1.3%
-------------------------------------------------------------

*Does not include short-term investments and other net assets.

Weak economic performance has strained Oregon's finances, and debt levels are rising. Fortunately, the state's financial position was stabilized by large budget cuts and revenue enhancements enacted in fiscal year 2003. Debt levels rose considerably last year following the issuance of $2 billion of pension bonds, bringing Oregon's overall debt burden to an above-average but still manageable level. The state's 2004 net tax-supported debt as a percentage of personal income was 4.5% and debt per capita was $1,281, well above the 50-state medians of 2.4% and $701. 3

Oregon's credit outlook is stable, according to independent credit rating agencies Moody's Investors Service and Standard & Poor's (S&P). Moody's expected the creation of a state rainy day fund to have a positive effect on the state's long-term fiscal health, and measurable economic gains should begin to show in the latter half of 2004. S&P expected that Oregon's legislators will take the necessary actions to correct any budgetary imbalances resulting from unanticipated revenue shortfalls or expenditure increases.

MANAGER'S DISCUSSION

We used various investment strategies during the period under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Thank you for your continued participation in Franklin Oregon Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

68 | Semiannual Report

Performance Summary as of 8/31/04

FRANKLIN OREGON TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.18            $11.77           $11.95
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2652
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.19            $11.87           $12.06
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2328
---------------------------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR            5-YEAR          10-YEAR
--------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +0.81%         +7.54%           +33.42%          +74.18%
--------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -3.47%         +2.96%            +5.02%           +5.25%
--------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                    +0.92%            +5.17%           +5.44%
--------------------------------------------------------------------------------------------------------
     Distribution Rate 4                         4.32%
--------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      7.30%
--------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 3.77%
--------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  6.37%
--------------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH         1-YEAR            5-YEAR     INCEPTION (5/1/95)
--------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +0.43%         +6.97%           +29.74%          +60.12%
--------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -0.55%         +5.97%            +5.35%           +5.17%
--------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                    +3.96%            +5.54%           +5.19%
--------------------------------------------------------------------------------------------------------
     Distribution Rate 4                         3.93%
--------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      6.64%
--------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 3.39%
--------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  5.73%
--------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

                                                          Semiannual Report | 69

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Class C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and Oregon state personal income tax bracket of 40.85%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

70 | Semiannual Report

Your Fund's Expenses

FRANKLIN OREGON TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                          Semiannual Report | 71

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                     VALUE 2/29/04    VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
--------------------------------------------------------------------------------------------------------
  Actual                                         $1,000             $1,008.00          $3.25
--------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000             $1,022.00          $3.27
--------------------------------------------------------------------------------------------------------
  CLASS C
--------------------------------------------------------------------------------------------------------
  Actual                                         $1,000             $1,004.00          $5.98
--------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000             $1,019.00          $6.02
--------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 0.65%; and C: 1.20%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


72 | Semiannual Report

Franklin Pennsylvania Tax-Free Income Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Pennsylvania Tax-Free Income Fund seeks to provide high, current income exempt from federal and Pennsylvania state personal income taxes by investing at least 80% of its total assets in securities that pay interest free from such taxes. 1

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

CREDIT QUALITY BREAKDOWN*
Franklin Pennsylvania Tax-Free Income Fund
Based on Total Long-Term Investments as of 8/31/04**

AAA ........................................... 63.2%
AA ............................................  5.6%
A .............................................  6.8%
BBB ...........................................  9.9%
Not Rated by S&P .............................. 14.5%

*Standard & Poor's (S&P) is the primary independent rating agency; Moody's is the secondary rating agency. Securities not rated by an independent rating agency are assigned comparable internal ratings. Ratings for securities not rated by S&P are in the table below.

**Does not include short-term investments and other net assets.

RATINGS                  MOODY'S INTERNAL
AAA or Aaa                 12.5%     0.5%
AA or Aa                      --       --
A                           0.4%     0.6%
BBB or Baa                  0.5%       --
-----------------------------------------
Total                      13.4%     1.1%

--------------------------------------------------------------------------------

[SIDEBAR]
  PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Pennsylvania Tax-Free Income Fund covers the period ended August 31, 2004.

PERFORMANCE OVERVIEW

Because bond yield and price move in opposite directions, as municipal bond yields rose bond prices fell for the six-month reporting period. The Fund's Class A share price, as measured by net asset value, declined from $10.62 on February 29, 2004, to $10.40 on August 31, 2004. The Fund's Class A shares paid dividends

1. For investors subject to the alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 171.

                                                          Semiannual Report | 73

DIVIDEND DISTRIBUTIONS 2

Franklin Pennsylvania Tax-Free Income Fund
3/1/04-8/31/04

---------------------------------------------------------------------------------------------------------
                                                               DIVIDEND PER SHARE
                                         ----------------------------------------------------------------
   MONTH                                    CLASS A                  CLASS B                  CLASS C
---------------------------------------------------------------------------------------------------------
   March                                   3.82 cents             3.33 cents                3.34 cents
---------------------------------------------------------------------------------------------------------
   April                                   3.82 cents             3.33 cents                3.34 cents
---------------------------------------------------------------------------------------------------------
   May                                     3.82 cents             3.33 cents                3.34 cents
---------------------------------------------------------------------------------------------------------
   June                                    3.82 cents             3.34 cents                3.34 cents
---------------------------------------------------------------------------------------------------------
   July                                    3.82 cents             3.34 cents                3.34 cents
---------------------------------------------------------------------------------------------------------
   August                                  3.82 cents             3.34 cents                3.34 cents
---------------------------------------------------------------------------------------------------------
   TOTAL                                  22.92 CENTS            20.01 CENTS               20.04 CENTS
---------------------------------------------------------------------------------------------------------

totaling 22.92 cents per share for the same period. 2 The Performance Summary beginning on page 76 shows that at the end of this reporting period the Fund's Class A shares' distribution rate was 4.28% based on an annualization of the current 3.87 cent per share dividend and the maximum offering price of $10.86 on August 31, 2004. An investor in the 2004 maximum combined federal and Pennsylvania state personal income tax bracket of 37.00% would need to earn a distribution rate of 6.79% from a taxable investment to match the Fund's Class A tax-free distribution rate. For the Fund's Class B and C shares' performance, please see the Performance Summary.

COMMONWEALTH UPDATE

Pennsylvania currently has a diverse economic base, excellent educational facilities and health care systems, and a strong transportation infrastructure. Agriculture also remains an important component of the state's economy. Overall, the Keystone State economy has shown solid improvement and is rebounding from the recession of recent years. The commonwealth's unemployment rate -- at 5.6% in August 2004 compared with 5.4% for the nation as a whole -- has been held in check primarily because the workforce shrank over the last year and a half. 3

Weak economic conditions contributed to significant revenue shortfalls over fiscal years 2002-2003, primarily in personal and corporate income taxes, leading to an erosion of reserves and the creation of budgetary imbalance. Legislators utilized

2. Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.

74 | Semiannual Report
reserves, other one-time revenue sources, and unspent appropriations to plug budgetary gaps and mitigate operating deficits, which left the commonwealth facing a $2.4 billion structural imbalance for fiscal year 2004. 4 Solutions to the carryover budget gap included expenditure reductions and substantial revenue enhancements designed to replace one-time revenue sources with recurring revenue. In particular, major enhancements came via a personal income tax rate increase from 2.80% to 3.07%, an extension of the gross receipts tax on cellular and interstate calls, and a 35-cent increase in cigarette taxes. 4 Revenue collections outperformed estimates: As the governor's 2005 recommended budget was being crafted, strong revenue growth led the commonwealth to raise revenue estimates for fiscal year 2004 by $630 million in December 2003. 4 The upward adjustment was in addition to $794 million in new fiscal year 2004 revenue from tax and fee increases approved at that time. 4

Pennsylvania boasts a responsive financial management team that seeks revenue enhancements and balanced operations without excessive use of nonrecurring measures. Relative to most other large industrial states, Pennsylvania's general obligation debt burden remained low and affordable at $601 per capita and 1.9% of personal income. 4 With favorable credit factors that include its solid economic improvement, diverse economic base and proactive fiscal management, independent credit rating agency Standard & Poor's assigned an AA credit rating and stable outlook to Pennsylvania. 5

MANAGER'S DISCUSSION

We used various investment strategies during the period under review as we sought to maximize tax-free income for shareholders. Please read the discussion beginning on page 9 for details.

Thank you for your continued participation in Franklin Pennsylvania Tax-Free Income Fund. We intend to maintain our conservative, buy-and-hold investment strategy as we attempt to provide shareholders with high, current, tax-free income.

PORTFOLIO BREAKDOWN

Franklin Pennsylvania
Tax-Free Income Fund
8/31/04

-------------------------------------------------------------
                                                % OF TOTAL
                                     LONG-TERM INVESTMENTS*
-------------------------------------------------------------
  General Obligation                                 19.7%
-------------------------------------------------------------
  Hospital & Health Care                             18.0%
-------------------------------------------------------------
  Transportation                                     14.3%
-------------------------------------------------------------
  Prerefunded                                        13.5%
-------------------------------------------------------------
  Higher Education                                    9.2%
-------------------------------------------------------------
  Subject to Government Appropriations                8.2%
-------------------------------------------------------------
  Utilities                                           7.2%
-------------------------------------------------------------
  Housing                                             4.4%
-------------------------------------------------------------
  Corporate-Backed                                    3.8%
-------------------------------------------------------------
  Other Revenue                                       1.6%
-------------------------------------------------------------
  Tax-Supported                                       0.1%
-------------------------------------------------------------

*Does not include short-term investments and other net assets.

4. Source: Standard & Poor's, "Research: Pennsylvania; Tax Secured, General Obligation," RATINGSDIRECT, 6/3/04.
5. This does not indicate Standard & Poor's rating of the Fund.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                          Semiannual Report | 75

Performance Summary as of 8/31/04

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.22            $10.40           $10.62
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2292
---------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.22            $10.43           $10.65
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2001
---------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE           8/31/04          2/29/04
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 -$0.22            $10.47           $10.69
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (3/1/04-8/31/04)
---------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2004
---------------------------------------------------------------------------------------------------

76 | Semiannual Report

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS INCLUDE MAXIMUM SALES CHARGES.

-------------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH         1-YEAR            5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              +0.18%         +5.99%           +33.42%          +75.95%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -4.07%         +1.44%            +5.03%           +5.36%
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                    -0.25%            +5.19%           +5.51%
-------------------------------------------------------------------------------------------------------
     Distribution Rate 4                         4.28%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      6.79%
-------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 3.66%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  5.81%
-------------------------------------------------------------------------------------------------------
  CLASS B                               6-MONTH         1-YEAR            3-YEAR   INCEPTION (2/1/00)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              -0.11%         +5.39%           +13.82%          +34.38%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -4.02%         +1.39%            +3.48%           +6.31%
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                    -0.44%            +3.79%           +6.31%
-------------------------------------------------------------------------------------------------------
     Distribution Rate 4                         3.91%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      6.21%
-------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 3.28%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  5.21%
-------------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH         1-YEAR            5-YEAR   INCEPTION (5/1/95)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              -0.10%         +5.46%           +29.84%          +61.46%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          -1.08%         +4.46%            +5.36%           +5.27%
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/04) 3                    +2.64%            +5.54%           +5.27%
-------------------------------------------------------------------------------------------------------
     Distribution Rate 4                         3.89%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Distribution Rate 5      6.17%
-------------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6                 3.28%
-------------------------------------------------------------------------------------------------------
     Taxable Equivalent Yield 5                  5.21%
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

                                                          Semiannual Report | 77

ENDNOTES

MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 7/1/94, these shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class's current monthly dividend and the maximum offering price (NAV for Classes B and C) per share on 8/31/04.

5. Taxable equivalent distribution rate and yield assume the published rates as of 5/28/04 for the maximum combined federal and Pennsylvania state personal income tax bracket of 37.00%, based on the federal income tax rate of 35.00%.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 8/31/04.

78 | Semiannual Report

Your Fund's Expenses

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                                                          Semiannual Report | 79

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT ENDING ACCOUNT    EXPENSES PAID DURING
  CLASS A                                     VALUE 2/29/04    VALUE 8/31/04   PERIOD* 2/29/04-8/31/04
-------------------------------------------------------------------------------------------------------
  Actual                                         $1,000             $1,001.80          $3.33
-------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000             $1,021.88          $3.36
-------------------------------------------------------------------------------------------------------
  CLASS B
-------------------------------------------------------------------------------------------------------
  Actual                                         $1,000             $  998.90          $6.10
-------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000             $1,019.11          $6.16
-------------------------------------------------------------------------------------------------------
  CLASS C
-------------------------------------------------------------------------------------------------------
  Actual                                         $1,000             $  999.00          $6.10
-------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)       $1,000             $1,019.11          $6.16
-------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 0.66%; B:
1.21%; and C: 1.21%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


80 | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN ARIZONA TAX-FREE INCOME FUND

                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                  AUGUST 31, 2004                   YEAR ENDED FEBRUARY 28,
CLASS A                                            (UNAUDITED)        2004 d      2003        2002        2001        2000 d
                                                 ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........        $11.21      $10.88      $10.76      $10.83      $10.31      $11.38
                                                 ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .......................           .25         .52         .54         .55         .57         .57
 Net realized and unrealized gains (losses) ....          (.16)        .33         .12        (.06)        .52       (1.02)
                                                 ---------------------------------------------------------------------------
Total from investment operations ...............           .09         .85         .66         .49        1.09        (.45)
                                                 ---------------------------------------------------------------------------
Less distributions from:
 Net investment income .........................          (.25)       (.52)       (.54)       (.56)       (.57)       (.58)
 Net realized gains ............................            --          --          --          --          --        (.04)
                                                 ---------------------------------------------------------------------------
Total distributions ............................          (.25)       (.52)       (.54)       (.56)       (.57)       (.62)
                                                 ---------------------------------------------------------------------------
Net asset value, end of period .................        $11.05      $11.21      $10.88      $10.76      $10.83      $10.31
                                                 ===========================================================================

Total return b .................................          .92%       8.00%       6.28%       4.63%      10.80%     (4.15)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $853,650    $900,646    $880,409    $877,126    $777,553    $756,274
Ratios to average net assets:
 Expenses ......................................          .63% c      .63%        .63%        .64%        .64%        .62%
 Net investment income .........................         4.54% c     4.75%       5.00%       5.12%       5.39%       5.30%
Portfolio turnover rate ........................        23.82%      16.22%      24.94%      27.59%      24.38%      20.55%




aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year. cAnnualized.
dFor the year ended February 29.

                     Semiannual Report | See notes to financial statements. | 81

Franklin Tax-Free Trust

FRANKLIN ARIZONA TAX-FREE INCOME FUND (CONTINUED)

                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                  AUGUST 31, 2004                   YEAR ENDED FEBRUARY 28,
CLASS B                                            (UNAUDITED)        2004 d      2003        2002        2001        2000 e
                                                 ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........         $11.26      $10.93      $10.81      $10.86      $10.32      $10.24
                                                 ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ......................            .22         .46         .48         .50         .52         .05
 Net realized and unrealized gains (losses) ...           (.15)        .33         .12        (.05)        .53         .07
                                                 ---------------------------------------------------------------------------
Total from investment operations ..............            .07         .79         .60         .45        1.05         .12
Less distributions from net investment income .           (.22)       (.46)       (.48)       (.50)       (.51)       (.04)
                                                 ---------------------------------------------------------------------------
Net asset value, end of period ................         $11.11      $11.26      $10.93      $10.81      $10.86      $10.32
                                                 ===========================================================================

Total return b ................................           .71%       7.28%       5.76%       4.22%      10.37%       1.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............        $23,528     $25,617     $20,648     $11,798      $3,700        $176
Ratios to average net assets:
 Expenses .....................................          1.18% c     1.18%       1.18%       1.19%       1.19%       1.18% c
 Net investment income ........................          3.99% c     4.20%       4.45%       4.57%       4.82%       5.26% c
Portfolio turnover rate .......................         23.82%      16.22%      24.94%      27.59%      24.38%      20.55%




aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAnnualized.
dFor the year ended February 29.
eFor the period February 1, 2000 (effective date) to February 29, 2000.

82 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN ARIZONA TAX-FREE INCOME FUND (CONTINUED)

                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS ENDED
                                                  AUGUST 31, 2004                   YEAR ENDED FEBRUARY 28,
CLASS C                                            (UNAUDITED)        2004 d      2003        2002        2001        2000 d
                                                 ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........         $11.31      $10.97      $10.85      $10.90      $10.38      $11.45
                                                 ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ......................            .22         .46         .48         .50         .52         .52
 Net realized and unrealized gains (losses) ...           (.16)        .33         .12        (.05)        .51       (1.03)
                                                 ---------------------------------------------------------------------------
Total from investment operations ..............            .06         .79         .60         .45        1.03        (.51)
                                                 ---------------------------------------------------------------------------
Less distributions from:
 Net investment income ........................           (.22)       (.45)       (.48)       (.50)       (.51)       (.52)
 Net realized gains ...........................             --          --          --          --          --        (.04)
                                                 ---------------------------------------------------------------------------
Total distributions ...........................           (.22)       (.45)       (.48)       (.50)       (.51)       (.56)
                                                 ---------------------------------------------------------------------------
Net asset value, end of period ................         $11.15      $11.31      $10.97      $10.85      $10.90      $10.38
                                                 ===========================================================================

Total return b ................................           .63%       7.42%       5.66%       4.21%      10.13%     (4.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............        $42,549     $43,027     $37,315     $31,526     $23,840     $22,671
Ratios to average net assets:
 Expenses .....................................          1.18% c     1.20%       1.16%       1.19%       1.19%       1.18%
 Net investment income ........................          3.99% c     4.18%       4.47%       4.57%       4.84%       4.75%
Portfolio turnover rate .......................         23.82%      16.22%      24.94%      27.59%      24.38%      20.55%




aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAnnualized.
dFor the year ended February 29.

                     Semiannual Report | See notes to financial statements. | 83

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.2%
  BONDS
  Arizona Educational Loan Marketing Corp. Revenue,
     Senior Series, 6.375%, 9/01/05 ......................................................  $ 10,000,000      $ 10,028,100
     Sub Series, 6.625%, 9/01/05 .........................................................     1,000,000         1,004,770
  Arizona Health Facilities Authority Hospital System Revenue, Phoenix Baptist Hospital,
    MBIA Insured, ETM, 6.25%, 9/01/11 ....................................................     1,555,000         1,654,209
  Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series A, 6.625%,
    7/01/20 ..............................................................................     6,390,000         7,215,716
  Arizona School Facilities Board Revenue, State School Improvement,
    5.00%, 7/01/19 .......................................................................     2,000,000         2,120,820
  Arizona State Board Regents COP, University of Arizona Main Campus, Series A-1,
    AMBAC Insured, 5.125%, 6/01/25 .......................................................     2,000,000         2,069,520
  Arizona State Municipal Financing Program COP,
     Dysart School, Series 22, ETM, 7.875%, 8/01/05 ......................................     1,350,000         1,429,474
     Refunding, Series 14, AMBAC Insured, 5.00%, 8/01/33 .................................     1,000,000         1,015,630
     Series 20, ETM, 7.625%, 8/01/06 .....................................................     2,240,000         2,417,766
  Arizona State University COP,
     Arizona State University Project-2002, MBIA Insured, 5.00%,
     7/01/20 .............................................................................     5,475,000         5,790,524
     Arizona State University Project-2002, MBIA Insured, 5.00%,
      7/01/21 ............................................................................     5,965,000         6,263,966
     Arizona State University Project-2002, MBIA Insured, 5.10%,
      7/01/23 ............................................................................     3,545,000         3,709,984
     Arizona State University Project-2002, MBIA Insured, 5.10%,
      7/01/24 ............................................................................     1,875,000         1,952,175
     Arizona State University Project-2002, MBIA Insured, 5.10%,
      7/01/25 ............................................................................     2,640,000         2,731,054
     Downtown Campus/Mercado Project, Series A, MBIA Insured, 5.80%,
      7/01/24 ............................................................................     1,350,000         1,470,460
     Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30 .....................    17,250,000        17,603,625
  Arizona State University Revenue, FGIC Insured,
     5.00%, 7/01/23 ......................................................................     2,890,000         3,005,542
     5.00%, 7/01/25 ......................................................................     2,250,000         2,312,932
     5.875%, 7/01/25 .....................................................................     1,000,000         1,113,060
  Arizona Student Loan Acquisition Authority Student Loan Revenue,
     junior subordinate, Refunding, Series B-1, 6.15%, 5/01/29 ...........................     1,000,000         1,053,060
     Refunding, Senior Series A-1, 5.90%, 5/01/24 ........................................     1,500,000         1,580,310
  Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series A,
    MBIA Insured, 5.00%, 7/01/28 .........................................................     7,000,000         7,149,870
  Casa Grande Excise Tax Revenue, FGIC Insured, 6.20%, 4/01/15 ...........................       930,000           954,654
  Casa Grande IDA,
     IDR, Frito Lay/PepsiCo, 6.65%, 12/01/14 .............................................       500,000           511,630
     PCR, Frito Lay/PepsiCo, 6.60%, 12/01/10 .............................................     1,800,000         1,841,634
  Chandler IDA, MFHR, Hacienda Apartments Project, Refunding, Series A, GNMA Secured,
    6.05%, 7/20/30 .......................................................................     4,055,000         4,076,045
  Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding, 5.50%,
    5/15/39 ..............................................................................     5,000,000         4,394,100
  Douglas Community Housing Corp. MFR, Rancho La Perilla, Series A, GNMA Secured, 6.125%,
    7/20/41 ..............................................................................     2,245,000         2,392,743
  Eloy Municipal Property Corp. Facilities Revenue, 7.80%, 7/01/09 .......................       240,000           241,356
  Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 ...............................    20,000,000        16,302,200
  Gilbert ID No. 11, Special Assessment, FGIC Insured, 7.60%, 1/01/05 ....................     1,500,000         1,530,855
  Glendale IDA, Educational Facilities Revenue, American Graduate School International,
     Connie Lee Insured, Pre-Refunded, 7.00%, 7/01/14 ....................................     1,000,000         1,056,220
     Connie Lee Insured, Pre-Refunded, 7.125%, 7/01/20 ...................................     1,250,000         1,321,550
     Refunding, Connie Lee Insured, 5.875%, 7/01/15 ......................................     2,200,000         2,370,918


84 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Glendale IDAR, Midwestern University, Series A,
     5.375%, 5/15/28 .....................................................................  $ 15,000,000      $ 15,876,600
     Connie Lee Insured, 6.00%, 5/15/16 ..................................................       455,000           493,893
     Connie Lee Insured, 6.00%, 5/15/26 ..................................................       340,000           365,418
     MBIA Insured, 5.375%, 5/15/28 .......................................................     2,000,000         2,154,020
  Glendale Water and Sewer Revenue, sub. lien, AMBAC Insured, 5.00%,
    7/01/23 ..............................................................................     2,000,000         2,088,360
  Goodyear Community Facilities General District No. 1 GO, MBIA Insured,
    5.20%, 7/15/25 .......................................................................     1,500,000         1,568,565
  Goodyear Community Facilities Utilities District No. 1 GO, MBIA
    Insured, 5.20%, 7/15/25 ..............................................................     1,000,000         1,045,710
  Health Facilities Authority Hospital System Revenue, John C. Lincoln
    Health Network, 5.75%,
    12/01/32 .............................................................................     3,280,000         3,216,827
  Marana Municipal Property Corp. Municipal Facilities Revenue, Refunding, MBIA Insured,
    5.25%, 7/01/22 .......................................................................     1,100,000         1,165,384
  Maricopa County GO, USD No. 41, Gilbert,
     6.25%, 7/01/15 ......................................................................       160,000           176,651
     Pre-Refunded, 6.25%, 7/01/15 ........................................................     1,840,000         2,101,869
  Maricopa County Hospital Revenue, Sun Health Corp.,
     5.30%, 4/01/29 ......................................................................     7,095,000         6,970,341
     Refunding, 5.80%, 4/01/08 ...........................................................     3,870,000         4,148,292
     Refunding, 5.90%, 4/01/09 ...........................................................     2,120,000         2,263,503
     Refunding, 6.125%, 4/01/18 ..........................................................    15,650,000        16,361,292
  Maricopa County IDA Health Facilities Revenue,
     Catholic Healthcare, Refunding, ACA Insured, 5.00%, 7/01/16 .........................     1,785,000         1,823,770
     Catholic Healthcare, Refunding, Series A, ACA Insured, 5.00%,
      7/01/21 ............................................................................     9,600,000         9,633,024
     Catholic Healthcare West, Series A, 5.375%, 7/01/23 .................................     7,000,000         7,065,940
     Catholic Healthcare West, Series A, 5.50%, 7/01/26 ..................................    12,250,000        12,341,507
     Catholic Healthcare West Project, Refunding, Series A, 5.00%,
      7/01/16 ............................................................................    10,315,000        10,512,635
  Maricopa County IDA Hospital Facility Revenue,
     Mayo Clinic Hospital, 5.25%, 11/15/37 ...............................................    16,000,000        16,250,560
     Mayo Clinic Hospital, AMBAC Insured, 5.25%, 11/15/37 ................................     3,000,000         3,092,850
     Samaritan Health Services, Refunding, Series A, MBIA Insured, ETM,
      7.00%, 12/01/16 ....................................................................     1,890,000         2,378,489
  Maricopa County IDA, MFHR,
     Bay Club at Mesa Cove Project, Series A, MBIA Insured, 5.80%,
     9/01/35 .............................................................................     3,000,000         3,018,840
     Madera Pointe Apartments Project, Refunding, FSA Insured, 5.90%,
      6/01/26 ............................................................................     2,105,000         2,181,875
     Metro Gardens, Mesa Ridge Project, Series A, MBIA Insured, 5.15%,
      7/01/29 ............................................................................     2,350,000         2,358,272
     Senior National Health Facilities II, Project A, FSA Insured,
      5.50%, 1/01/18 .....................................................................     2,000,000         2,213,540
     Tierra Antigua Project, Series A-1, AMBAC Insured, 5.30%,
      12/01/21 ...........................................................................     1,585,000         1,627,034
     Villas De Merced Apartment Project, Series A, GNMA Secured,
      5.50%, 12/20/37 ....................................................................       570,000           577,775
     Western Groves Apartments, Series A-1, AMBAC Insured, 5.30%,
      12/01/22 ...........................................................................     1,785,000         1,830,143
  Maricopa County IDAR, SFMR, GNMA Secured, 6.25%, 12/01/30 ..............................       210,000           215,093
  Maricopa County Osborn School District No. 8 GO, Refunding, Series A, FGIC Insured, 5.875%,
    7/01/14 ..............................................................................     1,410,000         1,519,543
  Maricopa County Pollution Control Corp. PCR, Public Service Co. Palo Verde Project,
    Series A, AMBAC Insured, 5.05%, 5/01/29 ..............................................    25,465,000        26,009,696
  Mesa IDAR, Discovery Health System, Series A, MBIA Insured,
     5.75%, 1/01/25 ......................................................................    41,500,000        44,789,705
     5.625%, 1/01/29 .....................................................................    18,000,000        19,213,920
  Mesa Street and Highway Revenue, FSA Insured, 5.00%, 7/01/19 ...........................     2,500,000         2,636,700


                                                          Semiannual Report | 85

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Mesa Utility System Revenue,
     FGIC Insured, 5.00%, 7/01/21 ........................................................  $  5,000,000      $  5,222,950
     MBIA Insured, 5.00%, 7/01/26 ........................................................    10,000,000        10,272,900
     MBIA Insured, 5.00%, 7/01/27 ........................................................    10,500,000        10,753,260
     MBIA Insured, 5.00%, 7/01/28 ........................................................    11,000,000        11,256,630
  Mohave County IDA, Health Care Revenue, Refunding, GNMA Secured,
    6.375%, 11/01/31 .....................................................................       595,000           635,966
  Northern Arizona University COP, AMBAC Insured, 5.00%, 9/01/30 .........................     3,750,000         3,826,875
  Northern Arizona University Revenue, FGIC Insured, 5.00%, 6/01/30 ......................     1,000,000         1,016,620
  Oro Valley Municipal Property Corp. Revenue, Municipal Water System, MBIA Insured,
    Pre-Refunded, 5.75%, 7/01/17 .........................................................       500,000           542,170
  Peoria Water and Sewer Revenue, FGIC Insured, 5.00%, 7/01/19 ...........................     1,300,000         1,371,084
  Phoenix Airport Revenue,
     Refunding, Series B, MBIA Insured, 6.20%, 7/01/10 ...................................       700,000           717,675
     Refunding, Series C, MBIA Insured, 6.30%, 7/01/10 ...................................     1,680,000         1,722,370
     Refunding, Series C, MBIA Insured, 6.40%, 7/01/11 ...................................     1,785,000         1,830,161
     Refunding, Series C, MBIA Insured, 6.40%, 7/01/12 ...................................       570,000           584,421
     Series D, MBIA Insured, 6.30%, 7/01/10 ..............................................     1,800,000         1,845,396
     Series D, MBIA Insured, 6.40%, 7/01/11 ..............................................     3,825,000         3,921,773
     Series D, MBIA Insured, 6.40%, 7/01/12 ..............................................       820,000           840,746
  Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series B, FGIC Insured, 5.25%,
     7/01/22 .............................................................................     3,000,000         3,132,780
     7/01/23 .............................................................................     5,000,000         5,214,600
     7/01/27 .............................................................................    15,250,000        15,722,445
  Phoenix Civic Improvement Corp. Excise Tax Revenue,
     Adams Street Garage Project, senior lien, Series B, 5.35%,
     7/01/24 .............................................................................     2,985,000         3,155,145
     Municipal Courthouse Project, senior lien, Series A, 5.375%,
      7/01/29 ............................................................................    18,310,000        19,256,261
  Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien,
     FGIC Insured, Pre-Refunded, 6.00%, 7/01/19 ..........................................     3,000,000         3,529,410
     FGIC Insured, Pre-Refunded, 6.00%, 7/01/20 ..........................................     3,670,000         4,317,645
     FGIC Insured, Pre-Refunded, 6.00%, 7/01/24 ..........................................    24,715,000        29,076,456
     Refunding, FGIC Insured, 5.00%, 7/01/20 .............................................     9,710,000        10,207,638
     Refunding, FGIC Insured, 5.125%, 7/01/21 ............................................    10,000,000        10,549,600
     Refunding, FGIC Insured, 5.00%, 7/01/24 .............................................     7,050,000         7,267,352
  Phoenix Civic Improvement Corp. Water System Revenue, junior lien,
     FGIC Insured, 5.00%, 7/01/26 ........................................................     3,250,000         3,323,710
     Pre-Refunded, 6.00%, 7/01/19 ........................................................     3,000,000         3,237,330
  Phoenix Civic Plaza Building Corp. Excise Tax Revenue, senior lien,
    6.00%, 7/01/14 .......................................................................     4,300,000         4,489,974
  Phoenix GO,
     5.25%, 7/01/22 ......................................................................     5,420,000         5,765,904
     Various Purposes, Series B, 5.00%, 7/01/27 ..........................................     8,360,000         8,511,149
  Phoenix HFC, Mortgage Revenue,
     Project A, Refunding, MBIA Insured, 6.50%, 7/01/24 ..................................     1,945,000         1,949,357
     Section 8 Project, Refunding, Series A, MBIA Insured, 6.90%,
      1/01/23 ............................................................................     1,750,000         1,772,348



86 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Phoenix IDA,
     Government Office Lease Revenue, Capitol Mall LLC II Project, AMBAC Insured, 5.00%,
      9/15/21 ............................................................................  $  4,300,000      $  4,508,808
     Government Office Lease Revenue, Capitol Mall LLC II Project, AMBAC Insured, 5.00%,
      9/15/28 ............................................................................     4,000,000         4,075,320
     Government Office Lease Revenue, Capitol Mall Project, AMBAC Insured, 5.375%,
      9/15/22 ............................................................................     2,000,000         2,144,980
     Government Office Lease Revenue, Capital Mall Project, AMBAC Insured, 5.50%,
      9/15/27 ............................................................................    24,300,000        25,874,640
     Hospital Revenue, Refunding, Series B, Connie Lee Insured, 5.75%,
      12/01/16 ...........................................................................     3,500,000         3,870,335
     SFMR, GNMA Secured, 6.30%, 12/01/12 .................................................        95,000            98,004
  Phoenix IDAR, SFMR, Series 1B, GNMA Secured, 6.20%, 6/01/22 ............................       160,000           161,862
  Phoenix Municipal Housing Revenue, Fillmore Gardens Project,
    Refunding, 6.30%, 6/01/09 ............................................................     1,500,000         1,554,630
  Phoenix Street and Highway Revenue, Refunding, 6.60%, 7/01/07 ..........................       610,000           612,684
  Pima County IDA,
     MFR, Series A, FNMA Insured, Pre-Refunded, 6.00%, 12/01/21 ..........................     2,720,000         3,022,355
     SFMR, Refunding, Series A, 7.625%, 2/01/12 ..........................................       735,000           737,793
     SFMR, Series B-1, GNMA Secured, 6.10%, 5/01/31 ......................................        95,000            99,044
  Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA Insured,
    Pre-Refunded, 9.00%, 7/01/09 .........................................................        35,000            37,181
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.375%, 7/01/28 .....................................................................     3,355,000         3,471,855
     Pre-Refunded, 5.375%, 7/01/28 .......................................................     1,645,000         1,886,700
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series B, Pre-Refunded, 6.00%, 7/01/26 ..............................................     2,000,000         2,096,040
     Series B, Pre-Refunded, 6.00%, 7/01/39 ..............................................    19,600,000        23,116,828
     Series D, 5.375%, 7/01/36 ...........................................................     5,000,000         5,178,800
     Series Y, 5.00%, 7/01/36 ............................................................    10,000,000        10,070,400
     Series Y, 5.50%, 7/01/36 ............................................................     8,550,000         9,108,657
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
    7.50%, 7/01/09 .......................................................................        50,000            50,192
  Puerto Rico Electric Power Authority Revenue, Series II, 5.25%,
    7/01/31 ..............................................................................    15,000,000        15,414,900
  Puerto Rico HFC Revenue,
     MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 ..........................................       675,000           675,392
     Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%,
      12/01/26 ...........................................................................        40,000            40,594
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Hospital Revenue,
     Dr. Pila Hospital Project, Refunding, FHA Insured, 5.875%,
      8/01/12 ............................................................................     5,225,000         5,520,160
     Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%,
      7/01/24 ............................................................................     2,790,000         2,886,143
  Puerto Rico PBA Revenue Guaranteed, Government Facilities,
     Series D, 5.375%, 7/01/33 ...........................................................     8,190,000         8,482,874
     Series D, Pre-Refunded, 5.375%, 7/01/33 .............................................    21,810,000        24,973,322
     Series I, 5.375%, 7/01/34 ...........................................................    40,000,000        41,718,800
     Series I, 5.00%, 7/01/36 ............................................................     7,000,000         7,042,770



                                                          Semiannual Report | 87

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     5.50%, 8/01/29 ......................................................................  $  3,660,000      $  3,834,289
     Pre-Refunded, 5.50%, 8/01/29 ........................................................    11,340,000        13,000,063
  Salt River Project Agricultural Improvement and Power District Electric System Revenue,
    Salt River Project,
     Refunding, Series A, 5.00%, 1/01/23 .................................................     6,000,000         6,252,660
     Series B, 5.00%, 1/01/25 ............................................................     7,125,000         7,344,735
  Scottsdale GO, Refunding, 5.00%, 7/01/22 ...............................................     3,000,000         3,156,300
  Scottsdale IDA, Hospital Revenue, Scottsdale Healthcare,
     5.70%, 12/01/21 .....................................................................     2,000,000         2,086,600
     5.80%, 12/01/31 .....................................................................    14,865,000        15,265,017
  Scottsdale Municipal Property Corp. Excise Tax Revenue, 5.00%,
    7/01/24 ..............................................................................     5,000,000         5,208,600
  Sierra Vista Municipal Property Corp. Facilities Revenue, AMBAC
    Insured, 6.15%, 1/01/15 ..............................................................       360,000           369,122
  Southern Arizona Capital Facilities Finance Corp., Student Housing Revenue, University of
    Arizona Project, MBIA Insured, 5.10%, 9/01/33 ........................................     6,000,000         6,134,340
  Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 5.00%,
     7/01/28 .............................................................................     4,275,000         4,366,528
     7/01/34 .............................................................................    11,510,000        11,706,476
  Tolleson IDA, MFR, Copper Cove Project, Series A, GNMA Secured,
     5.40%, 11/20/22 .....................................................................     1,090,000         1,126,526
     5.45%, 11/20/32 .....................................................................     1,285,000         1,324,180
  Tucson Airport Authority Inc. Revenue, sub. lien, AMBAC Insured, 5.35%, 6/01/31 ........    10,000,000        10,289,700
  Tucson GO, Series A, 5.25%, 7/01/20 ....................................................     1,050,000         1,114,617
  Tucson IDA, Lease Revenue, University of Arizona/Marshall Foundation, Series A,
    AMBAC Insured, 5.00%, 7/15/32 ........................................................     1,000,000         1,016,850
  Tucson Water Revenue,
     Series A, FGIC Insured, 5.00%, 7/01/23 ..............................................     3,600,000         3,728,124
     Series D, FGIC Insured, 5.25%, 7/01/23 ..............................................     3,000,000         3,144,180
     Series D, FGIC Insured, 5.25%, 7/01/24 ..............................................     2,700,000         2,832,192
  University of Arizona COP,
     Parking and Student Housing, AMBAC Insured, 5.75%, 6/01/24 ..........................     1,115,000         1,228,853
     Residence Life Project, Series A, FSA Insured, Pre-Refunded, 5.80%,
      9/01/13 ............................................................................     1,000,000         1,020,000
     University of Arizona Projects, Series B, AMBAC Insured, 5.125%,
      6/01/22 ............................................................................     2,250,000         2,377,103
     University of Arizona Projects, Series B, AMBAC Insured, 5.00%,
      6/01/26 ............................................................................     7,070,000         7,245,619
     University Projects, Series B, AMBAC Insured, 5.00%, 6/01/28 ........................     7,000,000         7,148,680
     University Projects, Series B, AMBAC Insured, 5.00%, 6/01/31 ........................     5,565,000         5,663,222
  University of Arizona University Revenues, Arizona Board of Regents System, Series A,
    FGIC Insured, 5.80%, 6/01/24 .........................................................     2,000,000         2,227,660
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding,
    Series A, 5.50%, 10/01/13 ............................................................     2,500,000         2,674,650
  Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.50%,
    7/01/17 ..............................................................................     1,500,000         1,558,905
  Yavapai County IDA,
     Hospital Facility Revenue, Regional Medical Center, Series A,
     6.00%, 8/01/33 ......................................................................     2,000,000         2,042,740
     Residential Care Facility Revenue, Margaret T. Morris Center, Series A, GNMA Secured,
      5.40%, 2/20/38 .....................................................................     1,575,000         1,581,111



88 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ARIZONA TAX-FREE INCOME FUND                                                   PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Yavapai County USD No. 28, Camp Verde GO, Refunding, FGIC Insured,
    6.00%, 7/01/09 .......................................................................  $     75,000      $     77,592
  Yuma IDA, Hospital Revenue,
     Regency Apartments, Refunding, Series A, GNMA Secured, 5.50%,
     12/20/32 ............................................................................       920,000           921,693
     Yuma Regional Medical Center, FSA Insured, Pre-Refunded, 5.50%,
      8/01/21 ............................................................................     2,015,000         2,339,556
  Yuma Municipal Property Corp. Revenue, Municipal Facilities, AMBAC Insured, 5.00%,
    7/01/25 ..............................................................................     3,100,000         3,167,332
                                                                                                              -------------
  TOTAL LONG TERM INVESTMENTS (COST $854,117,090) ........................................                     902,922,087
                                                                                                              -------------
  SHORT TERM INVESTMENTS .2%
  BONDS
a Phoenix IDA, MFHR, Del Mar Terrace, Refunding, Series A, Weekly VRDN and Put, 1.33%,
    10/01/29 .............................................................................     1,300,000         1,300,000
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
    MBIA Insured, Weekly VRDN and Put, 1.25%, 12/01/15 ...................................     1,300,000         1,300,000
                                                                                                              -------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,600,000) .........................................                       2,600,000
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $856,717,090) 98.4% ............................................                     905,522,087
  OTHER ASSETS, LESS LIABILITIES 1.6% ....................................................                      14,204,926
                                                                                                              -------------
  NET ASSETS 100.0% ......................................................................                    $919,727,013
                                                                                                              =============




See glossary of terms on page 178.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                     Semiannual Report | See notes to financial statements. | 89

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN COLORADO TAX-FREE INCOME FUND

                                                  --------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2004                  YEAR ENDED FEBRUARY 28,
CLASS A                                              (UNAUDITED)      2004 e      2003        2002        2001        2000 e
                                                  --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............       $12.19      $11.98      $11.79      $11.64      $10.90      $12.05
                                                  --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ........................          .27         .55         .57         .58         .59         .59
 Net realized and unrealized gains (losses) .....         (.25)        .19         .19         .16         .74       (1.13)
                                                  --------------------------------------------------------------------------
Total from investment operations ................          .02         .74         .76         .74        1.33        (.54)
                                                  --------------------------------------------------------------------------
Less distributions from:
 Net investment income ..........................         (.27)       (.53)       (.57)       (.59)       (.59)       (.60)
 Net realized gains .............................           --          --          --          --          --        (.01)
                                                  --------------------------------------------------------------------------
Total distributions .............................         (.27)       (.53)       (.57)       (.59)       (.59)       (.61)
Redemption fees .................................           -- c        --          --          --          --          --
                                                  --------------------------------------------------------------------------
Net asset value, end of period ..................       $11.94      $12.19      $11.98      $11.79      $11.64      $10.90
                                                  ==========================================================================

Total return b ..................................         .27%       6.39%       6.62%       6.48%      12.50%     (4.57)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............     $321,900    $339,134    $345,825    $309,109    $285,169    $264,563
Ratios to average net assets:
 Expenses .......................................         .68% d      .69%        .69%        .70%        .71%        .70%
 Net investment income ..........................        4.49% d     4.56%       4.79%       4.95%       5.27%       5.18%
Portfolio turnover rate .........................       19.60%      17.79%      26.30%      20.72%      50.05%      29.30%




aBased on average daily shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.001 per share.
dAnnualized.
eFor the year ended February 29.

90 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN COLORADO TAX-FREE INCOME FUND (CONTINUED)

                                                  --------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2004               YEAR ENDED FEBRUARY 28,
CLASS C                                             (UNAUDITED)       2004 e      2003        2002        2001        2000 e
                                                  --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............       $12.27      $12.06      $11.86      $11.70      $10.96      $12.11
                                                  --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ........................          .24         .48         .51         .52         .54         .53
 Net realized and unrealized gains (losses) .....         (.25)        .20         .20         .16         .73       (1.14)
                                                  --------------------------------------------------------------------------
Total from investment operations ................         (.01)        .68         .71         .68        1.27        (.61)
                                                  --------------------------------------------------------------------------
Less distributions from:
 Net investment income ..........................         (.24)       (.47)       (.51)       (.52)       (.53)       (.53)
 Net realized gains .............................           --          --          --          --          --        (.01)
                                                  --------------------------------------------------------------------------
Total distributions .............................         (.24)       (.47)       (.51)       (.52)       (.53)       (.54)
Redemption fees .................................           -- c        --          --          --          --          --
                                                  --------------------------------------------------------------------------
Net asset value, end of period ..................       $12.02      $12.27      $12.06      $11.86      $11.70      $10.96
                                                  ==========================================================================

Total return b ..................................       (.01)%       5.75%       6.10%       5.95%      11.83%     (5.08)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............      $40,617     $43,075     $43,821     $34,473     $23,450     $20,564
Ratios to average net assets:
 Expenses .......................................        1.23% d     1.26%       1.22%       1.25%       1.26%       1.25%
 Net investment income ..........................        3.94% d     3.99%       4.26%       4.40%       4.72%       4.63%
Portfolio turnover rate .........................       19.60%      17.79%      26.30%      20.72%      50.05%      29.30%




aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAmount is less than $0.001 per share.
dAnnualized.
eFor the year ended February 29.

                     Semiannual Report | See notes to financial statements. | 91

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.9%
  BONDS (CONT.)
  Arapahoe County MFR, Housing Development Reserve, South Creek Project, Series A,
    FSA Insured, 6.45%, 6/01/32 ........................................................... $  3,105,000      $  3,322,319
  Arapahoe County Water and Wastewater GO, Refunding, Series A, MBIA Insured, 5.125%,
    12/01/32 ..............................................................................   15,000,000        15,409,800
  Arvada IDR, Wanco Inc. Project,
     5.25%, 12/01/07 ......................................................................       85,000            89,574
     5.80%, 12/01/17 ......................................................................      480,000           506,760
  Aurora COP,
     AMBAC Insured, 5.50%, 12/01/30 .......................................................    4,935,000         5,258,736
     Refunding, 6.25%, 12/01/09 ...........................................................    2,850,000         2,910,277
  Bayfield School District No. 10 GO, MBIA Insured, Pre-Refunded,
    6.65%, 6/01/15 ........................................................................    1,000,000         1,039,100
  Boulder County Development Revenue, University Corporation for Atmospheric Research,
    MBIA Insured, 5.00%, 9/01/33 ..........................................................    1,500,000         1,526,700
  Boulder County Hospital Revenue, Longmont United Hospital Project,
     5.50%, 12/01/12 ......................................................................    1,000,000         1,033,900
     5.60%, 12/01/17 ......................................................................    3,385,000         3,457,609
  Bowles Metropolitan District GO, Refunding, FSA Insured, 5.00%,
    12/01/33 ..............................................................................    2,500,000         2,540,525
  Broadlands Metropolitan District No. 2 GO, Refunding, MBIA Insured,
    5.25%, 12/01/34 .......................................................................    8,655,000         8,980,774
  Broomfield COP,
     AMBAC Insured, 6.00%, 12/01/29 .......................................................    2,000,000         2,250,800
     Master Facilities Lease Purchase, AMBAC Insured, 5.625%, 12/01/22 ....................    1,535,000         1,696,160
  Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured,
    5.00%,
     12/01/27 .............................................................................   10,000,000        10,202,400
     12/01/31 .............................................................................    1,145,000         1,165,816
  Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured, 5.00%,
    12/01/31 ..............................................................................    7,500,000         7,621,050
  Colorado Colleges Board of Trustees Auxiliary Facilities System Revenue, Western State
   College Project, Improvements, Series B, MBIA Insured, 5.00%, 5/15/25 ..................    1,300,000         1,343,446
  Colorado Department of Transportation COP, MBIA Insured, 5.00%,
    6/15/34 ...............................................................................    5,000,000         5,045,850
  Colorado Educational and Cultural Facilities Authority Revenue, Student Housing, University
    of Colorado Foundation Project, AMBAC Insured, 5.00%,
     7/01/27 ..............................................................................    6,545,000         6,671,908
     7/01/32 ..............................................................................   10,005,000        10,153,174
  Colorado Educational and Cultural Facilities Authority Revenue and Improvement, University
    of Denver Project, Refunding, AMBAC Insured, 5.375%, 3/01/23 ..........................    4,000,000         4,250,720
  Colorado Health Facilities Authority Revenue,
     Birchwood Manor Project, Series A, GNMA Secured, 7.625%, 4/01/26 .....................    1,615,000         1,621,428
     Catholic Health Initiatives, Series A, 5.00%, 12/01/28 ...............................    1,800,000         1,810,566
     Community Provider Pooled Loan Program, FSA Insured, 6.75%,
      7/15/17 .............................................................................      954,000           957,787
     Community Provider Pooled Loan Program, Series A, FSA Insured,
      7.25%, 7/15/17 ......................................................................    1,056,000         1,059,865
     Covenant Retirement Communities, 6.75%, 12/01/15 .....................................    1,750,000         1,816,867
     Covenant Retirement Communities, 6.75%, 12/01/25 .....................................    4,950,000         5,067,612
     Evangelical Lutheran, Series A, 5.25%, 6/01/34 .......................................    3,500,000         3,458,140
     Hospital Improvement, North Colorado Medical Center Inc. Project, FSA Insured, 5.75%,
      5/15/24 .............................................................................    5,000,000         5,435,100
     Kaiser Permanente, Series A, ETM, 5.35%, 11/01/16 ....................................    8,000,000         8,428,480
     National Benevolent Association, Series A, GNMA Secured, 5.70%,
      12/20/31 ............................................................................      270,000           270,175



92 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Colorado Health Facilities Authority Revenue, (cont.)
     Oakbrook Manor, Series A, GNMA Secured, 7.25%, 4/01/11 ............................... $    225,000      $    225,857
     Oakbrook Manor, Series A, GNMA Secured, 7.625%, 4/01/26 ..............................      885,000           888,522
     Parkview Medical Center Inc. Project, 5.25%, 9/01/18 .................................    1,660,000         1,674,259
     Parkview Medical Center Inc. Project, 5.30%, 9/01/25 .................................    1,615,000         1,580,972
     Portercare Adventist Health, 6.625%, 11/15/26 ........................................    2,500,000         2,752,425
     Portercare Adventist Health, 6.50%, 11/15/31 .........................................    5,500,000         6,010,840
  Colorado HFAR,
     MF, Project II, Series A-2, 5.30%, 10/01/23 ..........................................    2,000,000         2,081,960
     MF, Project II, Series A-2, 5.375%, 10/01/32 .........................................    4,390,000         4,497,423
     MF, Series A-2, 6.00%, 10/01/28 ......................................................    1,000,000         1,042,200
     MFH, Castle High, Series A, AMBAC Insured, 5.90%, 12/01/20 ...........................    2,630,000         2,778,463
     MFH, Insured Mortgage, Series C-3, 6.05%, 10/01/32 ...................................    1,535,000         1,611,750
  Colorado Mountain College Residence Hall Authority Revenue, MBIA Insured, Pre-Refunded,
    5.75%, 6/01/23 ........................................................................    2,000,000         2,133,960
  Colorado Public Highway Authority Revenue, Highway E-470,
     Refunding, Series A, MBIA Insured, 5.00%, 9/01/26 ....................................    5,000,000         5,097,250
     Series A, MBIA Insured, 5.75%, 9/01/29 ...............................................    4,575,000         5,026,369
     Series A, MBIA Insured, 5.75%, 9/01/35 ...............................................   10,825,000        11,874,808
  Colorado Springs Hospital Revenue,
     6.375%, 12/15/30 .....................................................................    3,785,000         4,085,832
     Pre-Refunded, 6.375%, 12/15/30 .......................................................    3,715,000         4,463,498
  Colorado Springs Utilities Revenue,
     Refunding and Improvement, Series A, 5.375%, 11/15/26 ................................   10,000,000        10,399,400
     sub. lien, Refunding and Improvement, Series A, 5.00%, 11/15/29 ......................    2,000,000         2,028,840
  Colorado State Board of Community Colleges and Occupational Education Revenue, Red
    Rocks Community College Project, AMBAC Insured, Pre-Refunded, 6.00%,
    11/01/19 ..............................................................................       90,000            94,589
  Colorado Water Resource and Power Development Authority Clean Water Revenue, Series A,
     6.15%, 9/01/11 .......................................................................      125,000           125,338
     6.30%, 9/01/14 .......................................................................       25,000            25,069
  Colorado Water Resource and Power Development Authority Small Water Resource Revenue
    Series A, FGIC Insured, 5.80%, 11/01/20 ...............................................    2,000,000         2,280,180
  Colorado Water Resources and Power Development Authority Water Resources Revenue,
    Parker Water and Sanitary District, MBIA Insured, 5.00%, 9/01/30 ......................    5,000,000         5,106,500
  Denver City and County Airport Revenue,
     Series A, 7.50%, 11/15/23 ............................................................    3,315,000         3,415,445
     Series A, AMBAC Insured, 5.625%, 11/15/23 ............................................    4,500,000         4,773,420
     Series A, Pre-Refunded, 7.50%, 11/15/23 ..............................................      685,000           707,310
     Series B, 5.50%, 11/15/33 ............................................................    5,000,000         4,878,900
     Series D, 7.75%, 11/15/13 ............................................................    1,000,000         1,225,440
  Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded,
    5.50%, 12/01/25 .......................................................................   13,500,000        15,578,730
  Denver Health and Hospital Authority Healthcare Revenue,
     6.25%, 12/01/33 ......................................................................    3,250,000         3,399,760
     Series A, 6.00%, 12/01/23 ............................................................    1,000,000         1,017,500
     Series A, 6.00%, 12/01/31 ............................................................    5,400,000         5,456,214
  Dolores County School District GO, FSA Insured, 5.375%, 12/01/25 ........................    1,400,000         1,487,066
  Douglas County School District No. 1 GO, Douglas and Elbert Counties, Improvement, Series A,
    MBIA Insured, 6.50%, 12/15/16 .........................................................      230,000           235,642


                                                          Semiannual Report | 93

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  El Paso County Mortgage Revenue, Stetson Meadows, Series A, GNMA Secured, 5.25%,
    12/20/32 .............................................................................. $  1,900,000      $  1,940,850
  El Paso County School District No. 2 GO, FGIC Insured, 5.25%, 12/01/26 ..................    4,000,000         4,168,360
  El Paso County School District No. 38 GO, Pre-Refunded, 6.00%, 12/01/24 .................    1,500,000         1,760,970
  Fort Collins PCR, Anheuser-Busch Co. Project, Refunding, 6.00%, 9/01/31 .................    5,325,000         5,511,056
  Garfield County Building Corp. COP, AMBAC Insured, 5.75%,
     12/01/19 .............................................................................    1,500,000         1,713,120
     12/01/24 .............................................................................    1,000,000         1,107,620
  Greeley MFR, Housing Mortgage, Creek Stone Project, FHA Insured,
    5.95%, 7/01/28 ........................................................................    1,000,000         1,040,660
  La Junta Hospital Revenue, Ark Valley Regional Medical Center Project,
     5.75%, 4/01/14 .......................................................................    2,090,000         2,147,998
     6.00%, 4/01/19 .......................................................................    1,000,000         1,014,580
     6.10%, 4/01/24 .......................................................................    1,000,000         1,008,860
  Lakewood MFHR, Mortgage, FHA Insured,
     6.65%, 10/01/25 ......................................................................    1,235,000         1,279,077
     6.70%, 10/01/36 ......................................................................    3,025,000         3,133,235
  Las Animas County School District No. 1 COP, Refunding,
     6.15%, 12/01/08 ......................................................................    1,000,000         1,055,880
     6.20%, 12/01/10 ......................................................................      935,000           985,911
  Northwest Parkway Public Highway Authority Revenue, Series A,
     AMBAC Insured, 5.125%, 6/15/26 .......................................................    7,550,000         7,827,689
     AMBAC Insured, 5.125%, 6/15/31 .......................................................    4,465,000         4,596,718
     FSA Insured, 5.25%, 6/15/41 ..........................................................    3,460,000         3,560,271
  Pitkin County Open Space Acquisition GO, Refunding, AMBAC Insured,
    5.375%, 12/01/30 ......................................................................    2,940,000         3,094,820
  Pueblo Board Waterworks Water Revenue, Series A, FSA Insured, 6.00%,
    11/01/21 ..............................................................................    4,300,000         4,999,524
  Pueblo County COP, Public Parking, 6.90%, 7/01/15 .......................................      415,000           418,050
  Pueblo County GO, MBIA Insured, 6.00%, 6/01/16 ..........................................    4,395,000         4,691,619
  Pueblo County School District No. 070 Pueblo Rural GO, FGIC Insured, Pre-Refunded, 6.00%,
    12/01/19 ..............................................................................    3,995,000         4,633,361
  Pueblo Urban Renewal Authority Tax Increment Revenue, Refunding, AMBAC Insured, 6.10%,
    12/01/15 ..............................................................................    1,000,000         1,011,950
  Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA Insured,
    Pre-Refunded, 9.00%, 7/01/09 ..........................................................       25,000            26,558
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue, Guaynabo Municipal Government, 5.625%,
     7/01/22 ..............................................................................    1,335,000         1,379,122
  Puerto Rico PBA Revenue Guaranteed, Government Facilities,
     Series D, 5.375%, 7/01/33 ............................................................    2,120,000         2,195,811
     Series D, Pre-Refunded, 5.375%, 7/01/33 ..............................................    3,780,000         4,328,251
     Series I, 5.375%, 7/01/34 ............................................................    5,000,000         5,214,850
  Regional Transportation District Sales Tax Revenue, Series A, FGIC Insured, 5.125%,
    11/01/20 ..............................................................................    1,735,000         1,846,318
  Summit County Sports Facilities Revenue, Keystone Resorts Project, Ralston Purina Co.,
    Refunding, 7.875%, 9/01/08 ............................................................    2,750,000         3,303,933
  Thornton Water Enterprise Revenue, MBIA Insured, 5.00%, 12/01/29 ........................    7,010,000         7,156,018
  University of Colorado COP, Series A, AMBAC Insured, 5.00%, 6/01/33 .....................    6,070,000         6,164,085
  University of Colorado Hospital Authority Revenue, Series A, 5.60%,
    11/15/25 ..............................................................................    1,900,000         1,946,151



94 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN COLORADO TAX-FREE INCOME FUND                                                  PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  University of Northern Colorado Revenue, Refunding and Improvement, Auxiliary Facilities
    Systems, AMBAC Insured, 5.00%, 6/01/31 ................................................ $  3,000,000      $  3,040,890
  UTE Water Conservancy District Water Revenue, MBIA Insured, 5.75%,
    6/15/20 ...............................................................................    5,000,000         5,675,600
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A,
     5.40%, 10/01/12 ......................................................................    2,500,000         2,671,150
     5.50%, 10/01/22 ......................................................................    2,500,000         2,566,025
  Westminster Building Authority COP, MBIA Insured, 5.25%, 12/01/22 .......................    1,555,000         1,653,976
                                                                                                              -------------
  TOTAL LONG TERM INVESTMENTS (COST $335,080,988) .........................................                    358,336,066
                                                                                                              -------------
  SHORT TERM INVESTMENTS 1.3%
  BONDS
a Boulder County Development Revenue, Humane Society Inc. Project, Weekly VRDN and Put,
    1.42%, 5/01/20 ........................................................................      890,000           890,000
a Colorado Educational and Cultural Facilities Authority Revenue, Denver Seminary Project,
    Weekly VRDN and Put, 1.32%, 7/01/24 ...................................................    2,000,000         2,000,000
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 1.25%, 12/01/15 ..................................................    1,900,000         1,900,000
                                                                                                              -------------
  TOTAL SHORT TERM INVESTMENTS (COST $4,790,000) ..........................................                      4,790,000
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $339,870,988) 100.2% ............................................                    363,126,066
  OTHER ASSETS, LESS LIABILITIES (.2)% ....................................................                       (609,404)
                                                                                                              -------------
  NET ASSETS 100.0% .......................................................................                   $362,516,662
                                                                                                              =============




See glossary of terms on page 178.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                     Semiannual Report | See notes to financial statements. | 95

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

                                                  --------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2004               YEAR ENDED FEBRUARY 28,
CLASS A                                             (UNAUDITED)       2004 d      2003        2002        2001        2000 d
                                                  --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............       $11.12      $11.10      $10.88      $10.63      $10.06      $11.27
                                                  --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ........................          .24         .49         .51         .53         .56         .56
 Net realized and unrealized gains (losses) .....         (.14)        .02         .22         .25         .56       (1.21)
                                                  --------------------------------------------------------------------------
Total from investment operations ................          .10         .51         .73         .78        1.12        (.65)
Less distributions from net investment income ...         (.25)       (.49)       (.51)       (.53)       (.55)       (.56)
                                                  --------------------------------------------------------------------------
Net asset value, end of period ..................       $10.97      $11.12      $11.10      $10.88      $10.63      $10.06
                                                  ==========================================================================

Total return b ..................................         .91%       4.72%       6.90%       7.53%      11.43%     (5.90)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............     $254,183    $265,854    $279,268    $266,100    $228,844    $207,745
Ratios to average net assets:
 Expenses .......................................         .71% c      .70%        .70%        .70%        .73%        .71%
 Net investment income ..........................        4.48% c     4.43%       4.66%       4.91%       5.37%       5.26%
Portfolio turnover rate .........................        1.51%       6.79%      10.20%      15.45%      10.11%      30.61%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

cAnnualized.

dFor the year ended February 29.

96 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND (CONTINUED)

                                                  --------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2004               YEAR ENDED FEBRUARY 28,
CLASS C                                            (UNAUDITED)        2004 d      2003        2002        2001        2000 d
                                                  --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........        $11.17      $11.15      $10.92      $10.66      $10.10      $11.30
                                                  --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .......................           .22         .43         .45         .47         .50         .50
 Net realized and unrealized gains (losses) ....          (.16)        .02         .23         .26         .56       (1.20)
                                                  --------------------------------------------------------------------------
Total from investment operations ...............           .06         .45         .68         .73        1.06        (.70)
Less distributions from net investment income ..          (.21)       (.43)       (.45)       (.47)       (.50)       (.50)
                                                  --------------------------------------------------------------------------
Net asset value, end of period .................        $11.02      $11.17      $11.15      $10.92      $10.66      $10.10
                                                  ==========================================================================

Total return b .................................          .61%       4.12%       6.40%       7.01%      10.69%     (6.32)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............       $38,077     $42,817     $46,267     $38,368     $27,256     $25,007
Ratios to average net assets:
 Expenses ......................................         1.26% c     1.27%       1.24%       1.25%       1.28%       1.26%
 Net investment income .........................         3.93% c     3.86%       4.12%       4.36%       4.83%       4.73%
Portfolio turnover rate ........................         1.51%       6.79%      10.20%      15.45%      10.11%      30.61%




aBased on average daily shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cAnnualized.
dFor the year ended February 29.

                     Semiannual Report | See notes to financial statements. | 97

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.1%
  BONDS
  Bridgeport GO, Series A, FGIC Insured, Pre-Refunded, 5.875%,
    7/15/19 ............................................................................... $  1,000,000      $  1,170,790
  Childrens Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding, 5.50%,
    5/15/39 ...............................................................................    4,000,000         3,515,280
  Connecticut GO, Series A, MBIA Insured, 4.75%, 3/01/23 ..................................      500,000           511,510
  Connecticut State Airport Revenue, Bradley International Airport, Series A, FGIC Insured,
    5.125%, 10/01/26 ......................................................................    3,000,000         3,045,960
  Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project,
     5.75%, 12/01/23 ......................................................................      750,000           767,190
     Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%,
      9/01/22 .............................................................................    2,000,000         2,171,040
     Church Homes Inc., Refunding, 5.80%, 4/01/21 .........................................    4,000,000         3,855,520
     Elim Park Baptist Home, Refunding, Series A, 5.375%, 12/01/18 ........................    1,100,000         1,107,645
  Connecticut State Development Authority PCR, Connecticut Light and Water, Refunding,
    Series A, 5.85%, 9/01/28 ..............................................................    5,500,000         5,774,780
  Connecticut State Development Authority Revenue, Life Care Facilities, Seabury Project,
    Refunding, Radian Insured, 5.00%, 9/01/21 .............................................    2,000,000         2,042,540
  Connecticut State Development Authority Solid Waste Disposal Facilities Revenue, Pfizer Inc.
    Project, 7.00%, 7/01/25 ...............................................................    2,000,000         2,126,840
  Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
    Project,
     6.15%, 4/01/35 .......................................................................    1,000,000         1,046,540
     6.00%, 9/01/36 .......................................................................   10,000,000        10,369,000
  Connecticut State GO,
     Series B, 5.00%, 6/15/20 .............................................................   10,000,000        10,497,400
     Series B, 5.00%, 6/15/22 .............................................................    2,000,000         2,075,560
     Series F, FSA Insured, 5.00%, 10/15/19 ...............................................    1,500,000         1,597,680
  Connecticut State Health and Educational Facilities Authority Revenue,
     Abbot Terrace Health Center Project, Series A, Pre-Refunded, 6.00%, 11/01/14 .........    2,000,000         2,220,240
     Brunswick School, Series A, MBIA Insured, 5.00%, 7/01/29 .............................    5,000,000         5,080,450
     Catholic Health East, Series F, MBIA Insured, 5.75%, 11/15/29 ........................    3,250,000         3,531,287
     Child Care Facilities Program, Series C, AMBAC Insured, 5.625%,
      7/01/29 .............................................................................    1,250,000         1,339,525
     Child Care Facilities Program, Series E, AMBAC Insured, 5.00%,
      7/01/31 .............................................................................    1,000,000         1,017,430
     Connecticut College Project, Series D-1, MBIA Insured, 5.75%,
      7/01/30 .............................................................................    1,000,000         1,101,340
     Danbury Hospital Issue, Refunding, Series G, AMBAC Insured, 5.75%,
      7/01/29 .............................................................................    3,500,000         3,793,580
     Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%,
      7/01/25 .............................................................................    9,195,000        10,009,769
     Fairfield University, Series I, MBIA Insured, 5.25%, 7/01/25 .........................    2,500,000         2,614,950
     Fairfield University, Series I, MBIA Insured, 5.50%, 7/01/29 .........................    8,000,000         8,565,840
     Fairfield University, Series J, MBIA Insured, 5.00%, 7/01/29 .........................    3,000,000         3,055,350
     Greenwich Academy, Series B, FSA Insured, 5.00%, 3/01/32 .............................    4,210,000         4,286,327
     Greenwich Hospital, Series A, MBIA Insured, 5.80%, 7/01/26 ...........................    2,000,000         2,161,740
     Hebrew Home and Hospital, Series B, FHA Insured, 5.15%, 8/01/28 ......................    3,800,000         3,902,980
     Horace Bushnell Memorial Hall, Series A, MBIA Insured, 5.625%,
      7/01/29 .............................................................................    1,000,000         1,083,020
     Hospital for Special Care, Refunding, Series B, 5.375%, 7/01/17 ......................    3,000,000         2,575,440
     Hospital for Special Care, Refunding, Series B, 5.50%, 7/01/27 .......................    3,200,000         2,555,200
     Lutheran General Health Care System, ETM, 7.375%, 7/01/19 ............................      500,000           639,905
     New Horizons Village Project, 7.30%, 11/01/16 ........................................    2,905,000         2,985,730
     Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34 ........................    1,675,000         1,706,155
     Sacred Heart University, Refunding, Series E, Radian Insured, 5.00%,
      7/01/28 .............................................................................    4,000,000         4,005,720


98 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Connecticut State Health and Educational Facilities Authority Revenue, (cont.)
     Sacred Heart University, Series C, 6.50%, 7/01/16 .................................... $    235,000      $    248,454
     Sacred Heart University, Series C, 6.625%, 7/01/26 ...................................      785,000           817,782
     Sacred Heart University, Series C, Pre-Refunded, 6.50%, 7/01/16 ......................      765,000           845,027
     Sacred Heart University, Series C, Pre-Refunded, 6.625%, 7/01/26 .....................    6,215,000         6,879,073
     Sacred Heart University, Series D, Pre-Refunded, 6.20%, 7/01/27 ......................    1,000,000         1,127,550
     Series B, MBIA Insured, 5.00%, 7/01/33 ...............................................    2,000,000         2,042,820
     St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 .............................    4,615,000         3,864,047
     Trinity College, Series E, MBIA Insured, Pre-Refunded, 5.875%,
      7/01/26 .............................................................................    2,000,000         2,192,600
     Trinity College, Series G, AMBAC Insured, 5.00%, 7/01/31 .............................    5,425,000         5,541,149
     Trinity College, Series H, MBIA Insured, 5.00%, 7/01/26 ..............................    1,855,000         1,908,591
     University of Connecticut Foundation, Series A, 5.375%, 7/01/29 ......................    1,250,000         1,296,900
     Village Families and Children, Series A, AMBAC Insured, 5.00%,
      7/01/32 .............................................................................    1,000,000         1,013,470
     Westover School, Series A, Radian Insured, 5.70%, 7/01/30 ............................    2,000,000         2,132,880
     Windham Community Memorial Hospital, Series C, 6.00%, 7/01/20 ........................    5,000,000         4,378,250
     Yale New Haven Hospital, Refunding, Series H, MBIA Insured, 5.70%,
      7/01/25 .............................................................................    4,000,000         4,320,160
  Connecticut State HFAR,
     Housing Finance Mortgage Project, Series B, 6.10%, 11/15/31 ..........................    2,715,000         2,845,076
     Housing Mortgage Finance Program, Series C-2, 6.25%, 11/15/18 ........................    1,500,000         1,567,920
     Housing Mortgage Finance Program, Sub Series E-2, 5.20%, 11/15/21 ....................    1,840,000         1,892,127
     Housing Mortgage Finance, Sub Series E-4, 5.05%, 5/15/28 .............................    4,650,000         4,726,772
     Special Obligation, Special Needs Housing, Series 1, AMBAC
      Insured, 5.00%, 6/15/22 .............................................................    1,000,000         1,027,980
     Special Obligation, Special Needs Housing, Series 1, AMBAC
      Insured, 5.00%, 6/15/32 .............................................................    1,000,000         1,019,780
  Connecticut State Higher Education Supplemental Loan Authority Revenue, Family Education
    Loan Program, Series A,
     AMBAC Insured, 6.00%, 11/15/18 .......................................................    1,205,000         1,249,730
     MBIA Insured, 5.50%, 11/15/17 ........................................................    1,400,000         1,454,138
  Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
     Series A, FSA Insured, Pre-Refunded, 5.375%, 10/01/18 ................................    1,000,000         1,148,350
     Series B, AMBAC Insured, 5.00%, 12/01/20 .............................................    5,000,000         5,311,800
     Series B, AMBAC Insured, 5.00%, 12/01/22 .............................................    1,000,000         1,050,930
  Griswold GO, AMBAC Insured, 7.50%, 4/01/06 ..............................................      200,000           217,946
  Guam Power Authority Revenue, Series A, Pre-Refunded, 6.75%,
    10/01/24 ..............................................................................    3,000,000         3,073,290
  New Haven GO, Refunding, Series C, MBIA Insured, 5.00%, 11/01/22 ........................    3,000,000         3,162,120
  Puerto Rico Commonwealth GO, Public Improvement,
     FSA Insured, 5.125%, 7/01/30 .........................................................      835,000           861,862
     FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ...........................................    1,165,000         1,310,648
     MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ...........................................    1,775,000         2,039,244
     Series A, 5.125%, 7/01/31 ............................................................    3,195,000         3,243,468
     Series A, 5.00%, 7/01/33 .............................................................    1,000,000         1,007,030
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 .................................    5,000,000         5,633,400
     Series A, Pre-Refunded, 5.125%, 7/01/31 ..............................................    1,805,000         2,042,520
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, 5.00%, 7/01/38 .............................................................    2,500,000         2,509,850
     Series G, 5.00%, 7/01/33 .............................................................    1,000,000         1,007,030
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
    AMBAC Insured, 5.00%, 7/01/28 .........................................................    5,000,000         5,095,600



                                                          Semiannual Report | 99

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN CONNECTICUT TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Puerto Rico Electric Power Authority Revenue,
     Series HH, FSA Insured, 5.25%, 7/01/29 ............................................... $ 13,000,000      $ 13,566,800
     Series II, 5.25%, 7/01/31 ............................................................    1,000,000         1,027,660
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue, Guaynabo Warehouse,
    Series A, 5.15%, 7/01/19 ..............................................................    3,595,000         3,654,893
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%,
    7/01/33 ...............................................................................    1,000,000         1,017,620
  Puerto Rico PBA Revenue Guaranteed, Government Facilities,
     Series D, 5.375%, 7/01/33 ............................................................    1,995,000         2,066,341
     Series D, Pre-Refunded, 5.375%, 7/01/33 ..............................................    6,005,000         6,875,965
     Series I, 5.00%, 7/01/36 .............................................................    1,000,000         1,006,110
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
    Pre-Refunded, 5.70%, 8/01/25 ..........................................................   11,000,000        12,573,330
  South Regional Water Authority Water System Revenue, Series A, MBIA Insured, 5.00%,
    8/01/33 ...............................................................................    6,000,000         6,133,980
  University of Connecticut Revenue, Student Fee,
     Refunding, Series A, FGIC Insured, 5.00%, 11/15/26 ...................................   10,000,000        10,274,000
     Series A, 5.00%, 5/15/23 .............................................................   10,000,000        10,407,500
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 11/15/25 ................................    1,500,000         1,771,800
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/13 .............................................................................    2,500,000         2,674,650
     10/01/22 .............................................................................    2,500,000         2,566,025
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
    7/01/21 ...............................................................................    1,000,000         1,002,899
                                                                                                              -------------
  TOTAL LONG TERM INVESTMENTS (COST $276,183,891) .........................................                    289,634,190
                                                                                                              -------------
  SHORT TERM INVESTMENTS .2%
  BONDS
a Connecticut State Health and Educational Facilities Authority Revenue,
     Middlesex Hospital, Series J, Weekly VRDN and Put, 1.31%, 7/01/26 ....................      400,000           400,000
     Weekly VRDN and Put, 1.31%, 7/01/27 ..................................................      100,000           100,000
                                                                                                              -------------
  TOTAL SHORT TERM INVESTMENTS (COST $500,000) ............................................                        500,000
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $276,683,891) 99.3% .............................................                    290,134,190
  OTHER ASSETS, LESS LIABILITIES .7% ......................................................                      2,126,001
                                                                                                              -------------
  NET ASSETS 100.0% .......................................................................                   $292,260,191
                                                                                                              =============




See glossary of terms on page 178.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

100 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN DOUBLE TAX-FREE INCOME FUND

                                                  --------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2004               YEAR ENDED FEBRUARY 28,
CLASS A                                             (UNAUDITED)       2004 e      2003        2002        2001        2000 e
                                                  --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........        $12.06      $11.90      $11.68      $11.55      $10.95      $11.88
                                                  --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .......................           .26         .52         .54         .56         .58         .59
 Net realized and unrealized gains (losses) ....          (.19)        .19         .22         .15         .60        (.92)
                                                  --------------------------------------------------------------------------
Total from investment operations ...............           .07         .71         .76         .71        1.18        (.33)
                                                  --------------------------------------------------------------------------
Less distributions from:
 Net investment income .........................          (.26)       (.52)       (.54)       (.58)       (.58)       (.58)
 Net realized gains ............................          (.02)       (.03)         --          -- f        --        (.02)
                                                  --------------------------------------------------------------------------
Total distributions ............................          (.28)       (.55)       (.54)       (.58)       (.58)       (.60)
Redemption fees ................................            -- c        --          --          --          --          --
                                                  --------------------------------------------------------------------------
Net asset value, end of period .................        $11.85      $12.06      $11.90      $11.68      $11.55      $10.95
                                                  ==========================================================================

Total return b .................................          .66%       6.18%       6.67%       6.29%      11.06%     (2.91)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $290,308    $298,732    $273,119    $239,081    $205,678    $195,157
Ratios to average net assets:
 Expenses ......................................          .72% d      .72%        .74%        .75%        .77%        .74%
 Net investment income .........................         4.33% d     4.35%       4.61%       4.84%       5.18%       5.14%
Portfolio turnover rate ........................         5.64%      25.31%      31.54%      33.53%      42.32%      13.41%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

cAmount is less than $0.001 per share.

dAnnualized.

eFor the year ended February 29.

fThe fund made a capital gain distribution of $.002.

                    Semiannual Report | See notes to financial statements. | 101

Franklin Tax-Free Trust

FRANKLIN DOUBLE TAX-FREE INCOME FUND (CONTINUED)

                                                  --------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2004               YEAR ENDED FEBRUARY 28,
CLASS C                                             (UNAUDITED)       2004 e      2003        2002        2001        2000 e
                                                  --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........        $12.10      $11.93      $11.70      $11.58      $10.97      $11.89
                                                  --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a .......................           .22         .45         .48         .50         .52         .53
 Net realized and unrealized gains (losses) ....          (.18)        .20         .23         .13         .61        (.92)
                                                  --------------------------------------------------------------------------
Total from investment operations ...............           .04         .65         .71         .63        1.13        (.39)
                                                  --------------------------------------------------------------------------
Less distributions from:
 Net investment income .........................          (.23)       (.45)       (.48)       (.51)       (.52)       (.51)
 Net realized gains ............................          (.02)       (.03)         --          -- f        --        (.02)
                                                  --------------------------------------------------------------------------
Total distributions ............................          (.25)       (.48)       (.48)       (.51)       (.52)       (.53)
Redemption fees ................................            -- c        --          --          --          --          --
                                                  --------------------------------------------------------------------------
Net asset value, end of period .................        $11.89      $12.10      $11.93      $11.70      $11.58      $10.97
                                                  ==========================================================================

Total return b .................................          .38%       5.67%       6.17%       5.59%      10.54%     (3.37)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............       $43,335     $45,572     $30,856     $17,971     $10,413      $7,270
Ratios to average net assets:
 Expenses ......................................         1.27% d     1.30%       1.24%       1.30%       1.32%       1.30%
 Net investment income .........................         3.78% d     3.77%       4.11%       4.29%       4.63%       4.60%
Portfolio turnover rate ........................         5.64%      25.31%      31.54%      33.53%      42.32%      13.41%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cAmount is less than $0.001 per share.

dAnnualized.

eFor the year ended February 29.

fThe fund made a capital gain distribution of $.002.

102 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.4%
  BONDS
  Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding, 5.50%,
    5/15/39 ............................................................................... $  5,000,000      $  4,394,100
  Guam International Airport Authority Revenue,
     Series A, MBIA Insured, 5.25%, 10/01/20 ..............................................    1,725,000         1,871,332
     Series A, MBIA Insured, 5.25%, 10/01/22 ..............................................      700,000           748,433
     Series B, MBIA Insured, 5.25%, 10/01/22 ..............................................    1,000,000         1,069,190
     Series B, MBIA Insured, 5.25%, 10/01/23 ..............................................    1,000,000         1,065,330
     Series C, MBIA Insured, 5.25%, 10/01/21 ..............................................    5,000,000         5,173,100
     Series C, MBIA Insured, 5.00%, 10/01/23 ..............................................    5,000,000         5,120,750
  Guam Power Authority Revenue, Refunding, Series A, MBIA Insured,
     5.125%, 10/01/29 .....................................................................    1,975,000         2,025,145
     5.25%, 10/01/34 ......................................................................    7,000,000         7,257,390
  Puerto Rico Commonwealth GO, Public Improvement,
     FSA Insured, 5.125%, 7/01/30 .........................................................      585,000           603,819
     FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ...........................................      715,000           804,389
     MBIA Insured, Pre-Refunded, 5.75%, 7/01/26 ...........................................    3,000,000         3,446,610
     Series A, 5.375%, 7/01/28 ............................................................    1,300,000         1,345,279
     Series A, FGIC Insured, 5.125%, 7/01/31 ..............................................    5,000,000         5,212,700
     Series A, Pre-Refunded, 5.375%, 7/01/28 ..............................................      700,000           802,851
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series B, Pre-Refunded, 6.00%, 7/01/39 ...............................................   10,000,000        11,794,300
     Series D, 5.375%, 7/01/36 ............................................................   11,990,000        12,418,762
     Series Y, 5.50%, 7/01/36 .............................................................   11,850,000        12,624,279
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds,
    Series A, ETM, 5.50%, 10/01/32 ........................................................   10,000,000        10,818,600
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
     7.50%, 7/01/09 .......................................................................      135,000           135,517
     AMBAC Insured, 5.00%, 7/01/21 ........................................................   10,000,000        10,478,700
     AMBAC Insured, 5.00%, 7/01/28 ........................................................    2,000,000         2,038,240
  Puerto Rico Electric Power Authority Power Revenue,
     Series HH, FSA Insured, 5.25%, 7/01/29 ...............................................    1,605,000         1,674,978
     Series II, 5.25%, 7/01/31 ............................................................   15,500,000        15,928,730
     Series II, FSA Insured, 5.125%, 7/01/26 ..............................................    1,000,000         1,046,540
     Series NN, 5.125%, 7/01/29 ...........................................................    5,125,000         5,250,768
     Series NN, MBIA Insured, 5.00%, 7/01/32 ..............................................    2,000,000         2,051,540
  Puerto Rico HFAR, Capital Fund Program, 4.60%, 12/01/24 .................................   10,000,000         9,973,200
  Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33 ......................   11,900,000        12,147,163
  Puerto Rico HFC Revenue,
     MF Mortgage, Portfolio A-I, 7.50%, 10/01/15 ..........................................      280,000           280,115
     MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 ...........................................      845,000           845,490
     Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%,
      12/01/26 ............................................................................    2,060,000         2,090,591
  Puerto Rico Housing Bank and Financing Authority SFMR, Affordable Housing Mortgage,
    First Portfolio, 6.25%, 4/01/29 .......................................................    1,915,000         1,967,471
  Puerto Rico Industrial Medical and Environmental Pollution Control Facilities Financing
    Authority Revenue, PepsiCo Inc. Project, 6.25%, 11/15/13 ..............................      900,000           925,236



                                                         Semiannual Report | 103

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Hospital Revenue,
     Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%,
      8/01/25 ............................................................................. $  2,500,000      $  2,633,425
     Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32 ....................      500,000           521,825
     Hospital Auxilio Mutuo Obligation, Series A, MBIA Insured, 6.25%,
      7/01/24 .............................................................................    8,445,000         8,736,015
     Mennonite General Hospital Project, 5.625%, 7/01/17 ..................................      750,000           688,515
     Mennonite General Hospital Project, 5.625%, 7/01/27 ..................................    1,950,000         1,688,076
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Industrial Revenue,
     Guaynabo Municipal Government, 5.625%, 7/01/15 .......................................    6,550,000         6,866,758
     Guaynabo Municipal Government, 5.625%, 7/01/22 .......................................    3,160,000         3,264,438
     Guaynabo Warehouse, Series A, 5.15%, 7/01/19 .........................................    1,250,000         1,270,825
     Guaynabo Warehouse, Series A, 5.20%, 7/01/24 .........................................    4,120,000         4,121,895
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Revenue,
     Ana G. Mendez University System Project, Refunding, 5.375%,
     12/01/21 .............................................................................    2,000,000         2,085,360
     Ana G. Mendez University System Project, Refunding, 5.375%,
      2/01/29 .............................................................................    8,850,000         8,904,339
     Cogen Facility, AES Puerto Rico Project, 6.625%, 6/01/26 .............................    5,970,000         6,397,870
     University Plaza Project, Series A, MBIA Insured, 5.00%, 7/01/33 .....................    6,000,000         6,105,720
  Puerto Rico Municipal Finance Agency GO, Series A, FSA Insured,
    5.50%, 8/01/23 ........................................................................    7,400,000         8,061,708
  Puerto Rico Municipal Finance Agency Revenue, Series A, FSA Insured,
    5.00%, 8/01/27 ........................................................................    3,500,000         3,598,840
  Puerto Rico PBA Revenue Guaranteed, Government Facilities,
     Series D, 5.375%, 7/01/33 ............................................................    3,430,000         3,552,657
     Series D, Pre-Refunded, 5.375%, 7/01/33 ..............................................    9,070,000        10,385,513
     Series I, 5.25%, 7/01/33 .............................................................    4,500,000         4,649,760
     Series I, 5.375%, 7/01/34 ............................................................    5,000,000         5,214,850
     Series I, 5.00%, 7/01/36 .............................................................    4,000,000         4,024,440
  Puerto Rico Port Authority Revenue, Series D, FGIC Insured, 6.00%,
    7/01/21 ...............................................................................    1,250,000         1,253,900
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation,
     Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/01/31 .................................    1,000,000         1,125,300
     Series A, Pre-Refunded, 5.00%, 6/01/26 ...............................................    3,865,000         4,274,149
     Series E, 5.50%, 8/01/29 .............................................................    2,155,000         2,257,621
     Series E, Pre-Refunded, 5.50%, 8/01/29 ...............................................    6,845,000         7,847,040
  Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,
     6.45%, 3/01/16 .......................................................................      275,000           282,180
     6.50%, 3/01/25 .......................................................................      655,000           671,447
  Virgin Islands PFAR,
     Gross Receipts Taxes, Loan Note, FSA Insured, 5.00%, 10/01/22 ........................    1,000,000         1,053,380
     Gross Receipts Taxes, Loan Note, Radian Insured, 5.00%, 10/01/26 .....................    5,000,000         5,095,000
     Gross Receipts Taxes, Loan Note, Radian Insured, 5.00%, 10/01/33 .....................    9,220,000         9,321,512
     senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
      10/01/18 ............................................................................    3,000,000         3,142,380
     senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
      10/01/22 ............................................................................    6,750,000         6,928,268
     senior lien, Fund Loan Notes, Refunding, Series A, 5.625%,
      10/01/25 ............................................................................    3,950,000         4,066,288
  Virgin Islands Port Authority Marine Revenue, Series A, FSA Insured,
     5.25%, 9/01/18 .......................................................................    3,930,000         4,194,528
     5.00%, 9/01/23 .......................................................................   10,000,000        10,236,900



104 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN DOUBLE TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Virgin Islands Water and Power Authority Electric System Revenue,
     AMBAC Insured, 4.50%, 7/01/28 ........................................................ $  5,000,000      $  4,864,250
     Refunding, 5.30%, 7/01/18 ............................................................    4,175,000         4,214,245
     Refunding, 5.30%, 7/01/21 ............................................................    1,000,000         1,002,900
  Virgin Islands Water and Power Authority Water System Revenue, Refunding,
     5.25%, 7/01/12 .......................................................................    4,000,000         4,210,640
     5.50%, 7/01/17 .......................................................................    4,000,000         4,157,079
                                                                                                              -------------
  TOTAL LONG TERM INVESTMENTS (COST $312,603,514) .........................................                    328,402,474
                                                                                                              -------------
  SHORT TERM INVESTMENTS .5%
  BONDS
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 1.25%, 12/01/15 ..................................................    1,150,000         1,150,000
  Puerto Rico Commonwealth Urban Renewal and Housing Corp. Revenue, Commonwealth
    Appropriation, Refunding, 7.875%, 10/01/04 ............................................      365,000           366,482
                                                                                                              -------------
  TOTAL SHORT TERM INVESTMENTS (COST $1,506,787) ..........................................                      1,516,482
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $314,110,301) 98.9% .............................................                    329,918,956
  OTHER ASSETS, LESS LIABILITIES 1.1% .....................................................                      3,723,500
                                                                                                              -------------
  NET ASSETS 100.0% .......................................................................                   $333,642,456
                                                                                                              =============




See glossary of terms on page 178.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                    Semiannual Report | See notes to financial statements. | 105

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND

                                                  --------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2004               YEAR ENDED FEBRUARY 28,
CLASS A                                             (UNAUDITED)       2004 e      2003        2002        2001        2000 e
                                                  --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............       $11.76      $11.48      $11.14      $10.94      $10.52      $11.30
                                                  --------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ........................          .21         .43         .46         .50         .52         .51
 Net realized and unrealized gains (losses) .....         (.19)        .28         .35         .21         .42        (.78)
                                                  --------------------------------------------------------------------------
Total from investment operations ................          .02         .71         .81         .71         .94        (.27)
Less distributions from net investment income ...         (.21)       (.43)       (.47)       (.51)       (.52)       (.51)
Redemption fees .................................           -- c        --          --          --          --          --
                                                  --------------------------------------------------------------------------
Net asset value, end of period ..................       $11.57      $11.76      $11.48      $11.14      $10.94      $10.52
                                                  ==========================================================================

Total return b ..................................         .25%       6.33%       7.45%       6.64%       9.10%     (2.43)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............     $463,762    $454,942    $365,043    $240,157    $164,450    $170,907
Ratios to average net assets:
 Expenses .......................................         .69% d      .70%        .72%        .77%        .76%        .75%
 Expenses net of waiver and payments by affiliate         .69% d      .70%        .72%        .77%        .76%        .73%
 Net investment income ..........................        3.70% d     3.69%       4.07%       4.49%       4.88%       4.72%
Portfolio turnover rate .........................        4.87%       8.62%       4.86%       7.47%       8.87%      31.27%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

cAmount is less than $0.001 per share.

dAnnualized.

eFor the year ended February 29.

106 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND (CONTINUED)

                                                                                                 -------------------------
                                                                                                  SIX MONTHS
                                                                                                     ENDED        PERIOD
                                                                                                  AUGUST 31,       ENDED
                                                                                                     2004      FEBRUARY 29,
CLASS C                                                                                           (UNAUDITED)       2004 e
                                                                                                 -------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........................................................       $11.77      $11.67
                                                                                                 -------------------------
Income from investment operations:
 Net investment income a ......................................................................          .18         .24
 Net realized and unrealized gains (losses) ...................................................         (.18)        .10
                                                                                                 -------------------------
Total from investment operations ..............................................................           --         .34
Less distributions from net investment income .................................................         (.18)       (.24)
Redemption fees ...............................................................................           -- c        --
                                                                                                 -------------------------
Net asset value, end of period ................................................................       $11.59      $11.77
                                                                                                 =========================

Total return b ................................................................................         .05%       2.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............................................................      $17,558     $11,182
Ratios to average net assets:
 Expenses .....................................................................................        1.24% d     1.25% d
 Net investment income ........................................................................        3.15% d     3.14% d
Portfolio turnover rate .......................................................................        4.87%       8.62%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cAmount is less than $0.001 per share.

dAnnualized.

eFor the period July 1, 2003 (effective date) to February 29, 2004.

                    Semiannual Report | See notes to financial statements. | 107

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                 PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.1%
  BONDS 98.6%
  ALABAMA 6.3%
  Alabama State GO, Series A, 4.00%,
     9/01/12 .............................................................................. $  2,130,000      $  2,226,405
     9/01/15 ..............................................................................    1,000,000         1,017,570
  Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan,
     Refunding, Series B, AMBAC Insured, 4.625%, 8/15/13 ..................................    5,900,000         6,299,961
     Series B, AMBAC Insured, 4.125%, 2/15/14 .............................................    3,000,000         3,098,340
  East Alabama Health Care Authority Health Care Facilities Revenue, Tax Anticipation Bond,
    Series A, MBIA Insured,
     4.50%, 9/01/13 .......................................................................    1,925,000         2,030,432
     4.625%, 9/01/14 ......................................................................    2,010,000         2,124,389
     4.50%, 9/01/15 .......................................................................    2,100,000         2,186,268
  Huntsville GO, Capital Improvement, wts., Series C, AMBAC Insured,
    4.00%, 11/01/14 .......................................................................    1,000,000         1,025,440
  Huntsville Health Care Authority Revenue, Series A, MBIA Insured,
    4.80%, 6/01/13 ........................................................................    2,400,000         2,571,480
  Jefferson County GO, Capital Improvement, wts., Series A, MBIA
    Insured, 5.00%, 4/01/17 ...............................................................    2,195,000         2,384,538
  Sylacauga GO, wts., AMBAC Insured, 5.50%, 6/01/12 .......................................      600,000           676,446
  University of Alabama General Revenue, Series A, MBIA Insured,
    5.00%, 7/01/15 ........................................................................    4,070,000         4,481,274
                                                                                                              -------------
                                                                                                                30,122,543
                                                                                                              -------------

  ARIZONA 6.0%
  Arizona School Facilities Board Revenue, Series B, FGIC Insured,
    4.00%, 9/01/13 ........................................................................    5,000,000         5,183,650
  Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%,
    9/01/16 ...............................................................................    2,505,000         2,820,229
  Maricopa County GO,
     School District No. 11, Peoria Unified, Refunding, FSA Insured,
     4.00%, 7/01/12 .......................................................................    2,200,000         2,296,118
     School District No. 40, Glendale School Improvement, 6.10%,
      7/01/08 .............................................................................      570,000           596,083
     School District No. 40, Glendale School Improvement, Pre-Refunded,
      6.10%, 7/01/08 ......................................................................      430,000           450,632
     School District No. 97, Deer Valley School Improvement, Series A, FGIC Insured, 4.75%,
      7/01/12 .............................................................................    4,000,000         4,379,720
  Maricopa County USD No. 48 Scottsdale GO, Refunding, Series A, FSA Insured, 4.00%,
    7/01/15 ...............................................................................    3,000,000         3,074,190
  Maricopa County USD No. 80 Chandler GO, Project of 2002, Series A, FSA Insured, 4.00%,
    7/01/14 ...............................................................................    1,000,000         1,029,220
  Mesa GO,
     FGIC Insured, Pre-Refunded, 4.50%, 7/01/14 ...........................................    1,000,000         1,090,020
     Refunding, Series A, FGIC Insured, 4.20%, 7/01/16 ....................................      715,000           732,718
  Phoenix GO, Refunding, 4.00%, 7/01/15 ...................................................    4,000,000         4,053,360
  Tempe Arizona IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,
     7/01/14 ..............................................................................    1,110,000         1,142,434
     7/01/15 ..............................................................................    1,000,000         1,020,860
     7/01/16 ..............................................................................    1,000,000         1,012,590
                                                                                                              -------------
                                                                                                                28,881,824
                                                                                                              -------------




108 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                 PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  ARKANSAS 1.3%
  Conway Hospital Revenue, Conway Regional Medical Improvement, Refunding, Series A,
    6.20%, 8/01/17 ........................................................................ $  1,105,000      $  1,163,167
  Little Rock GO, Capital Improvements, FSA Insured, 4.00%, 4/01/15 .......................    2,500,000         2,559,975
  University of Arkansas University Revenue, Student Fee University of Arkansas at Fort
   Smith, FSA Insured, 4.75%, 12/01/15 ....................................................    2,295,000         2,439,287
                                                                                                              -------------
                                                                                                                 6,162,429
                                                                                                              -------------

  CALIFORNIA 9.9%
  California State Department of Water Resources Power Supply Revenue, Series A, 5.125%,
    5/01/18 ...............................................................................    3,000,000         3,217,590
  California State GO,
     Refunding, 5.00%, 2/01/17 ............................................................    3,000,000         3,204,360
     Various Purpose, 5.25%, 11/01/17 .....................................................   10,000,000        10,966,400
  Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue,
    5.00%, 6/01/12 ........................................................................    1,500,000         1,596,900
  Los Angeles Department of Water and Power Waterworks Revenue, Series B, MBIA Insured,
    4.25%, 7/01/17 ........................................................................    6,530,000         6,689,201
  Los Angeles USD, GO, Series A, MBIA Insured,
     4.125%, 7/01/15 ......................................................................    2,500,000         2,573,600
     4.25%, 7/01/16 .......................................................................    2,500,000         2,581,700
  Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 4.00%,
    6/01/14 ...............................................................................   10,000,000        10,304,900
  North Orange County Community College District GO, Election of 2002, Series B, FGIC
    Insured, 4.00%, 8/01/15 ...............................................................    3,215,000         3,286,277
  Tulare Joint UHSD, GO, Election of 2004, Series A, MBIA Insured, 5.00%,
    8/01/16 ...............................................................................    2,870,000         3,189,115
                                                                                                              -------------
                                                                                                                47,610,043
                                                                                                              -------------

  COLORADO 2.0%
  Denver City and County COP, Series B, AMBAC Insured, Pre-Refunded,
    5.75%, 12/01/16 .......................................................................    3,000,000         3,504,450
  Denver City and County Medical Facilities GO, 4.00%, 8/01/16 ............................    6,000,000         6,026,640
                                                                                                              -------------
                                                                                                                 9,531,090
                                                                                                              -------------

  CONNECTICUT .6%
  Connecticut State Health and Educational Facilities Authority Revenue, Sacred Heart
     University, Refunding, Series C, 6.00%, 7/01/05 ......................................      135,000           138,920
     Series C, ETM, 6.00%, 7/01/05 ........................................................      425,000           440,666
  Connecticut State HFAR, Housing Mortgage Finance Program, Series C-2,
    6.00%, 11/15/10 .......................................................................    2,000,000         2,110,520
                                                                                                              -------------
                                                                                                                 2,690,106
                                                                                                              -------------

  FLORIDA 7.0%
  Collier County Capital Improvement Revenue, FGIC Insured, 4.60%,
    10/01/13 ..............................................................................    1,000,000         1,076,880
  Hillsborough County School Board Sales Tax Revenue, AMBAC Insured,
    4.25%, 10/01/12 .......................................................................    1,800,000         1,901,286
  Jacksonville Electric Authority Revenue, Electric System, Sub Series A,
    5.00%, 10/01/16 .......................................................................    3,420,000         3,530,432



                                                         Semiannual Report | 109

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                 PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  FLORIDA (CONT.)
  Jacksonville Water and Sewer System Revenue, Series B, FSA Insured,
    4.10%, 10/01/13 ....................................................................... $  3,000,000      $  3,052,890
  Marion County Public Improvement Revenue, Refunding, MBIA Insured,
     4.10%, 12/01/11 ......................................................................    1,600,000         1,691,328
     4.20%, 12/01/12 ......................................................................    1,400,000         1,487,122
     4.30%, 12/01/13 ......................................................................    1,800,000         1,903,590
  Marion County School Board COP, FSA Insured, 4.00%, 6/01/15 .............................    1,115,000         1,132,238
  Orlando Waste Water Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%,
    10/01/14 ..............................................................................    7,530,000         7,712,753
  Palm Beach County IDR, Lourdes-Noreen McKeen Residence, Geriatric Care Inc. Project,
    Pre-Refunded,
     6.20%, 12/01/08 ......................................................................      275,000           306,449
     6.30%, 12/01/09 ......................................................................      580,000           647,599
  Tampa Bay Water Utility System Revenue,
     FGIC Insured, Pre-Refunded, 5.75%, 10/01/15 ..........................................    1,000,000         1,172,080
     Series B, FGIC Insured, 4.75%, 10/01/15 ..............................................    4,140,000         4,405,746
     Series B, FGIC Insured, 4.75%, 10/01/16 ..............................................    3,400,000         3,596,554
                                                                                                              -------------
                                                                                                                33,616,947
                                                                                                              -------------

  GEORGIA 1.4%
  Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%,
    12/01/13 ..............................................................................    1,020,000           960,820
  South Georgia Governmental Services Authority Revenue, FGIC Insured,
    5.00%, 1/01/16 ........................................................................    2,650,000         2,934,954
  Wayne County Development Authority PCR, ITT Rayonier Inc. Project, Refunding, 6.10%,
    11/01/07 ..............................................................................    3,105,000         3,150,892
                                                                                                              -------------
                                                                                                                 7,046,666
                                                                                                              -------------

  HAWAII .7%
  Hawaii State Department of Budget and Finance Special Purpose Revenue,
     Kaiser Permanente, Series A, ETM, 5.10%, 3/01/14 .....................................    2,500,000         2,721,250
     Kapi `Olani Health Obligation, 5.60%, 7/01/06 ........................................      500,000           522,750
                                                                                                              -------------
                                                                                                                 3,244,000
                                                                                                              -------------

  ILLINOIS 1.0%
  Chicago Park District GO, Refunding, FGIC Insured, 4.125%, 1/01/14 ......................    3,125,000         3,226,094
  Illinois Health Facilities Authority Revenue,
     St. Elizabeth's Hospital, 6.00%, 7/01/05 .............................................       70,000            72,179
     Victory Health Services, Series A, 5.25%, 8/15/09 ....................................    1,170,000         1,161,927
  Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
    Convention Center, ETM, 5.75%, 7/01/06 ................................................      490,000           514,191
                                                                                                              -------------
                                                                                                                 4,974,391
                                                                                                              -------------

  INDIANA 1.2%
  Franklin EDR, Hoover Universal Inc. Project, Johnson Controls, Refunding,
    6.10%, 12/01/04 .......................................................................    2,000,000         2,021,700
  Sullivan PCR, Indiana-Michigan Power Co. Project, Refunding, Series C,
    5.95%, 5/01/09 ........................................................................    3,500,000         3,551,380
                                                                                                              -------------
                                                                                                                 5,573,080
                                                                                                              -------------



110 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                 PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  KENTUCKY .5%
  Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement,
     5.70%, 10/01/10 ...................................................................... $  1,000,000      $    978,890
     5.75%, 10/01/11 ......................................................................    1,500,000         1,467,570
                                                                                                              -------------
                                                                                                                 2,446,460
                                                                                                              -------------

  LOUISIANA .9%
  St. John's Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%,
    12/01/13 ..............................................................................    4,000,000         4,212,000
                                                                                                              -------------

  MASSACHUSETTS 2.4%
  Massachusetts State Development Finance Agency Resource Recovery Revenue, Waste
    Management Inc. Project, Series B, 6.90%, 12/01/29 ....................................    3,000,000         3,413,760
  Massachusetts State Development Finance Agency Revenue, Loomis Community Project,
    first mortgage, Refunding, Series A, 5.50%, 7/01/08 ...................................    1,990,000         2,006,895
  Massachusetts State Industrial Finance Agency Resource Recovery Revenue, Ogden Haverhill
    Project, Refunding, Series A,
     5.15%, 12/01/07 ......................................................................    2,000,000         2,061,840
     5.20%, 12/01/08 ......................................................................    2,000,000         2,060,420
  Massachusetts State Industrial Finance Agency Revenue, D'Youville Senior Care, 5.50%,
    10/01/12 ..............................................................................    1,745,000         1,856,697
                                                                                                              -------------
                                                                                                                11,399,612
                                                                                                              -------------

  MICHIGAN 3.6%
  Battle Creek Downtown Development Authority Tax Allocation, Refunding, MBIA Insured,
    5.00%, 5/01/17 ........................................................................    3,295,000         3,451,743
  Chippewa County Hospital Financing Authority Revenue, Chippewa County War Memorial
    Hospital, Refunding, Series B, 5.30%, 11/01/07 ........................................      815,000           847,103
  Detroit GO, Refunding, Series B, 6.375%, 4/01/06 ........................................    1,000,000         1,039,330
  Ferris State University Revenue, Refunding, AMBAC Insured, 5.00%,
    10/01/18 ..............................................................................    2,640,000         2,742,274
  Michigan State Hospital Finance Authority Revenue, Ascension Health Credit, Series A,
    MBIA Insured, Pre-Refunded, 6.00%, 11/15/13 ...........................................    1,200,000         1,397,484
  Saginaw-Midland GO, Municipal Water Supply Corp. Revenue, Water Supply System, Refunding,
    MBIA Insured, 4.25%, 9/01/13 ..........................................................    1,245,000         1,319,675
  Wayne-Westland Community Schools GO, Refunding,
     4.50%, 5/01/12 .......................................................................    1,035,000         1,114,074
     4.625%, 5/01/13 ......................................................................    1,095,000         1,186,312
  Western Townships Utilities Authority GO, Refunding, MBIA Insured,
    4.75%, 1/01/17 ........................................................................    4,290,000         4,476,272
                                                                                                              -------------
                                                                                                                17,574,267
                                                                                                              -------------

  MINNESOTA 7.3%
  Chaska ISD No. 112 GO, Refunding, Series A,

     5.00%, 2/01/16 .......................................................................    4,000,000         4,236,680
     FSA Insured, 4.00%, 2/01/14 ..........................................................    2,060,000         2,118,545
  Minneapolis GO, Various Purpose, 5.00%, 12/01/17 ........................................    3,000,000         3,220,050
  Minneapolis Special School District No. 001 COP, Refunding, Series B, FGIC Insured, 4.625%,
    2/01/17 ...............................................................................    1,000,000         1,042,470


                                                         Semiannual Report | 111

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                 PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  MINNESOTA (CONT.)
  Minneapolis Special School District No. 001 GO, Refunding, FSA Insured, 4.00%,
     2/01/13 .............................................................................. $  3,000,000      $  3,116,970
     2/01/14 ..............................................................................    6,300,000         6,479,046
  Mounds View ISD No. 621 GO, MBIA Insured, 5.00%,
     2/01/14 ..............................................................................    2,340,000         2,565,717
     2/01/15 ..............................................................................    2,425,000         2,639,103
     2/01/16 ..............................................................................    2,460,000         2,668,879
  Ramsey County GO, Capital Improvement Plan, Series A, 4.75%, 2/01/15 ....................    2,215,000         2,370,404
  Robbinsdale ISD No. 281 GO, Refunding, FSA Insured,
     4.00%, 2/01/13 .......................................................................    2,070,000         2,150,709
     4.125%, 2/01/14 ......................................................................    2,175,000         2,254,366
                                                                                                              -------------
                                                                                                                34,862,939
                                                                                                              -------------

  MISSOURI 2.0%
  Jackson County Reorganized School District No. 7 Lees Summit GO, School Building,
    MBIA Insured, 5.00%, 3/01/16 ..........................................................    2,000,000         2,196,480
  Lake of the Ozarks Community Board Corp. Bridge System Revenue,
     5.00%, 12/01/08 ......................................................................    2,060,000         2,137,106
     Pre-Refunded, 5.00%, 12/01/08 ........................................................      940,000         1,003,704
  Southeast Missouri State University System Facilities Revenue, Refunding and Improvement,
    MBIA Insured,
     4.375%, 4/01/12 ......................................................................      335,000           357,763
     4.50%, 4/01/14 .......................................................................      545,000           576,763
     4.60%, 4/01/15 .......................................................................    1,360,000         1,434,093
     4.70%, 4/01/16 .......................................................................    1,165,000         1,228,259
  West Plains IDA, Hospital Revenue, Ozarks Medical Center Project, Refunding, 5.00%,
    11/15/04 ..............................................................................      560,000           560,795
                                                                                                              -------------
                                                                                                                 9,494,963
                                                                                                              -------------

  NEW JERSEY 4.7%
  Camden County Improvement Authority Leave Revenue, County Guaranteed, Refunding, Series A,
    FGIC Insured, 4.00%, 9/01/15 ..........................................................    2,500,000         2,560,425
  Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue, Waste
    Management Inc. Project, Refunding, Series A, 6.85%, 12/01/29 .........................    2,625,000         2,980,871
  Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series 1,
    5.90%, 1/01/15 ........................................................................      875,000           872,909
  New Jersey State COP, Equipment Lease Purchase, Series A, AMBAC Insured, 5.00%,
    6/15/17 ...............................................................................    5,000,000         5,388,650
  New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
    Refunding, Series C, FSA Insured, 4.50%, 12/15/10 .....................................   10,000,000        10,823,000
                                                                                                              -------------
                                                                                                                22,625,855
                                                                                                              -------------

  NEW YORK 9.7%
  Liverpool Central School District GO, Refunding, FSA Insured, 5.00%,
    7/15/14 ...............................................................................    1,560,000         1,715,126
  Middletown New York City School District GO, Refunding, Series A, FSA Insured, 4.00%,
     11/01/14 .............................................................................    1,785,000         1,842,691
     11/01/15 .............................................................................    2,050,000         2,092,906


112 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                 PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NEW YORK (CONT.)
  MTA Commuter Facilities Revenue, Services Contract, Refunding, Series R, ETM, 5.50%,
    7/01/11 ............................................................................... $  2,215,000      $  2,468,440
  MTA Transportation Facilities Revenue, Series A, Pre-Refunded, 6.00%,
    7/01/15 ...............................................................................    1,500,000         1,733,610
  New York City GO,
     Refunding, Series H, 5.90%, 8/01/09 ..................................................      500,000           548,820
     Refunding, Series J, 6.00%, 8/01/08 ..................................................    3,000,000         3,313,740
     Series C, MBIA Insured, 5.875%, 8/01/16 ..............................................    1,250,000         1,439,838
     Series F, 4.75%, 1/15/16 .............................................................    3,000,000         3,130,320
     Series I, 5.00%, 8/01/18 .............................................................   10,000,000        10,559,700
  New York City Transitional Finance Authority Revenue, Series C,
    4.50%, 2/15/13 ........................................................................    4,500,000         4,801,905
  New York State Dormitory Authority Revenue,
     FHA Insured Mortgage, St. Barnabas, Series B, AMBAC Insured, 4.25%,
     8/01/14 ..............................................................................    2,355,000         2,459,515
     Mental Health Services Facilities Improvement, Refunding, Series D,
      5.60%, 2/15/07 ......................................................................      140,000           151,186
  New York State Dormitory Authority Revenues, Mental Health Services Facilities Improvement,
    Series D, MBIA Insured, 5.00%, 8/15/17 ................................................    2,000,000         2,102,960
  New York State HFAR, Health Facilities, New York City, Refunding, Series A, 5.90%,
    5/01/05 ...............................................................................    1,000,000         1,029,020
  New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
    Pre-Refunded, 5.75%,
     4/01/08 ..............................................................................      500,000           542,440
     4/01/09 ..............................................................................    1,150,000         1,247,612
  Port Authority New York and New Jersey Construction Revenue, One Hundred Thirty Fourth,
    Refunding, 4.00%, 7/15/14 .............................................................    2,460,000         2,512,275
  Port Authority of New York and New Jersey Special Obligation Revenue, 3rd Installment, 7.00%,
    10/01/07 ..............................................................................      800,000           831,584
  Yonkers GO, Series B, FSA Insured, 4.00%, 10/15/16 ......................................    1,890,000         1,917,103
                                                                                                              -------------
                                                                                                                46,440,791
                                                                                                              -------------

  NORTH CAROLINA 6.2%
  Asheville Water System Revenue, FSA Insured, 5.25%,
     8/01/15 ..............................................................................      915,000         1,017,261
     8/01/17 ..............................................................................    1,020,000         1,121,480
     8/01/19 ..............................................................................    1,030,000         1,122,607
  Charlotte Water and Sewer System Revenue, 5.00%, 6/01/16 ................................    4,000,000         4,323,960
  Mecklenburg County GO, Public Improvement, Series A, 4.00%, 2/01/16 .....................    5,000,000         5,071,300
  North Carolina Eastern Municipal Power Agency Power System Revenue,
     Refunding, Series D, 6.00%, 1/01/09 ..................................................    1,000,000         1,080,420
     Series D, 6.45%, 1/01/14 .............................................................    1,000,000         1,121,990
  North Carolina Infrastructure Financial Corp. COP, Correctional Facilities Project, Series A,
    4.00%, 2/01/17 ........................................................................    2,715,000         2,725,507
  North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding, Series B,
    6.50%, 1/01/09 ........................................................................    5,000,000         5,635,750
  Wake County GO, Public Improvement, 4.50%, 3/01/14 ......................................    6,400,000         6,801,344
                                                                                                              -------------
                                                                                                                30,021,619
                                                                                                              -------------




                                                         Semiannual Report | 113

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                 PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  OHIO 8.8%
  Akron GO, Refunding and Improvement, Various Purpose, MBIA Insured, 4.125%, 12/01/14 .... $  1,000,000      $  1,040,020
  Akron Income Tax Revenue, Community Learning Canters, FGIC Insured, 4.00%, 12/01/14 .....    2,140,000         2,213,530
  Allen County GO, AMBAC Insured, 4.75%, 12/01/17 .........................................    2,180,000         2,311,018
  Butler County GO, MBIA Insured, 4.00%, 12/01/14 .........................................    1,210,000         1,251,576
  Cleveland Municipal School District GO, FSA Insured, 5.00%,
     12/01/14 .............................................................................    1,915,000         2,140,281
     12/01/15 .............................................................................    1,510,000         1,669,290
     12/01/16 .............................................................................    1,400,000         1,535,674
  Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services, Refunding,
     5.25%, 7/01/08 .......................................................................      575,000           593,440
     5.40%, 7/01/10 .......................................................................      775,000           795,848
     5.50%, 7/01/11 .......................................................................      500,000           512,215
  Kenston Local School District GO, School Improvement, MBIA Insured, 4.00%, 12/01/15 .....    1,775,000         1,814,387
  Lake Ohio Local School District GO, MBIA Insured, 5.20%, 12/01/17 .......................    2,565,000         2,786,154
  Mahoning County Sewer System Revenue, AMBAC Insured, 5.20%,
    12/01/14 ..............................................................................    1,360,000         1,494,735
  Mason City School District GO, School Improvement, Refunding, FGIC Insured, 5.00%,
    12/01/15 ..............................................................................    2,670,000         2,984,179
  Ohio State Building Authority Revenue, State Facilities, Administration Building Fund Project,
    Refunding, Series B, FSA Insured, 4.00%, 10/01/12 .....................................    1,000,000         1,047,090
  Ohio State GO, Common Schools, Series B, 4.00%, 9/15/14 .................................    8,895,000         9,139,702
  Penta Career Center COP, Wood Lucas Et Cetera Counties, FGIC Insured, 4.00%,
     4/01/15 ..............................................................................    1,620,000         1,632,798
     4/01/16 ..............................................................................    1,685,000         1,684,949
  Southwest Regional Water District Water Improvement Revenue, Refunding, MBIA Insured,
    4.00%,
     12/01/13 .............................................................................    1,020,000         1,065,686
     12/01/14 .............................................................................    1,020,000         1,055,047
  University of Akron General Receipts Revenue, FGIC Insured,
    Pre-Refunded, 5.75%, 1/01/14 ..........................................................    2,000,000         2,309,440
  Youngstown GO, AMBAC Insured, 6.125%, 12/01/15 ..........................................    1,275,000         1,549,342
                                                                                                              -------------
                                                                                                                42,626,401
                                                                                                              -------------

  OKLAHOMA .5%
  Okmulgee County Governmental Building Authority Sales Tax Revenue, first mortgage,
    MBIA Insured,
     5.60%, 3/01/10 .......................................................................    1,075,000         1,199,786
     6.00%, 3/01/15 .......................................................................      700,000           787,031
  Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
    5.75%, 8/15/06 ........................................................................      295,000           306,440
                                                                                                              -------------
                                                                                                                 2,293,257
                                                                                                              -------------

  OREGON 3.6%
  Clackamas County Hospital Facilities Authority Revenue, Willamette View Inc. Project,
    Refunding, 6.00%, 11/01/06 ............................................................      500,000           517,955
  Emerald Peoples Utility District Revenue, Refunding, Series A, FSA Insured, 4.00%,
     11/01/14 .............................................................................    2,380,000         2,461,158
     11/01/15 .............................................................................    2,475,000         2,530,217



114 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                 PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  OREGON (CONT.)
  Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Refunding,
    5.75%, 10/01/12 ....................................................................... $  1,000,000      $  1,023,580
  Lane County School District No. 052 Bethel GO, Refunding, FSA Insured,
     3.75%, 6/15/12 .......................................................................    1,000,000         1,035,500
     3.75%, 6/15/13 .......................................................................    1,785,000         1,823,663
     3.875%, 6/15/14 ......................................................................    1,935,000         1,976,042
  Salem Water and Sewer Revenue,
     MBIA Insured, 4.10%, 6/01/16 .........................................................    1,035,000         1,060,968
     Refunding, FSA Insured, 4.375%, 6/01/11 ..............................................    2,160,000         2,333,189
     Refunding, FSA Insured, 4.50%, 6/01/12 ...............................................    2,250,000         2,444,310
                                                                                                              -------------
                                                                                                                17,206,582
                                                                                                              -------------

  PENNSYLVANIA 2.8%
  Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%,
    12/01/13 ..............................................................................    5,000,000         5,361,550
  Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding, 5.40%,
    7/01/07 ...............................................................................    1,135,000         1,137,259
  Delaware County IDA, PCR, Peco Energy Co. Project, Refunding, Series A,
    5.20%, 4/01/21 ........................................................................    1,000,000         1,002,630
  Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured, 4.00%,
     9/01/14 ..............................................................................    4,000,000         4,150,040
     9/01/15 ..............................................................................    2,000,000         2,045,540
                                                                                                              -------------
                                                                                                                13,697,019
                                                                                                              -------------

  SOUTH CAROLINA .6%
  Charleston County Resource Recovery Revenue, Foster Wheeler Charleston, Refunding,
    AMBAC Insured, 5.25%, 1/01/10 .........................................................    1,000,000         1,106,870
  Rock Hill Utility System Revenue, Refunding and Improvement, Series A, FSA Insured, 4.00%,
    1/01/14 ...............................................................................    2,000,000         2,064,320
                                                                                                              -------------
                                                                                                                 3,171,190
                                                                                                              -------------

  TENNESSEE .8%
  Tennessee State School Board Authority Revenue, Higher Educational Facilities, Second
    Program, Series A, FSA Insured, 5.00%, 5/01/13 ........................................    3,425,000         3,769,897
                                                                                                              -------------

  TEXAS 2.5%
  Abilene Higher Educational Facilities Revenue, Abilene Christian University,
     5.90%, 10/01/05 ......................................................................      720,000           747,187
     Refunding, ETM, 5.90%, 10/01/05 ......................................................       65,000            68,081
  Houston Hotel Occupancy Tax and Special Revenue, Convention and Entertainment, Series B,
    AMBAC Insured, 5.00%, 9/01/11 .........................................................    6,000,000         6,672,060
  Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.35%,
    11/01/10 ..............................................................................    2,500,000         2,571,425
  Travis County Health Facilities Development Corp. Revenue, Ascension Health Credit, Series A,
    MBIA Insured, Pre-Refunded, 6.25%, 11/15/17 ...........................................    1,500,000         1,768,905
                                                                                                              -------------
                                                                                                                11,827,658
                                                                                                              -------------




                                                         Semiannual Report | 115

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                 PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  U.S. TERRITORIES 1.8% District of Columbia GO,
     Refunding, Series A, 5.875%, 6/01/05 ................................................. $    200,000      $    205,888
     Series A, ETM, 5.875%, 6/01/05 .......................................................      500,000           516,690
  Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%,
    10/01/11 ..............................................................................    4,000,000         4,269,800
  Virgin Islands Water and Power Authority Water System Revenue, Refunding,
     4.875%, 7/01/06 ......................................................................    1,300,000         1,349,101
     5.00%, 7/01/09 .......................................................................    2,400,000         2,554,128
                                                                                                              -------------
                                                                                                                 8,895,607
                                                                                                              -------------

  UTAH .1%
  Salt Lake County College Revenue, Westminster College Project, 5.50%,
    10/01/12 ..............................................................................      340,000           359,859
                                                                                                              -------------

  VIRGINIA 1.4%
  Covington-Alleghany County IDA, PCR, Westvaco Corp. Project, Refunding,
    5.85%, 9/01/04 ........................................................................    2,800,000         2,800,000
  Fairfax County GO, Series B, 4.00%, 6/01/15 .............................................    4,000,000         4,109,880
                                                                                                              -------------
                                                                                                                 6,909,880
                                                                                                              -------------

  WASHINGTON .9%
  King County GO, Refunding, Series A, MBIA Insured, 4.00%, 1/01/16 .......................    3,490,000         3,481,275
  Washington State Public Power Supply System Revenue, Nuclear Project No. 1, Refunding,
    Series A, AMBAC Insured, 5.70%, 7/01/09 ...............................................    1,000,000         1,083,250
                                                                                                              -------------
                                                                                                                 4,564,525
                                                                                                              -------------

  WEST VIRGINIA .1%
  West Virginia Public Energy Authority Energy Revenue, Morgantown Association Project,
    Series A, 5.05%, 7/01/08 ..............................................................      610,000           628,538
                                                                                                              -------------

  ZERO COUPON BOND .5%
  CALIFORNIA
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, Refunding,
    Series A, 1/15/17 .....................................................................    3,000,000         2,552,880
                                                                                                              -------------
  TOTAL LONG TERM INVESTMENTS (COST $456,068,968) .........................................                    477,034,918
                                                                                                              -------------




116 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND                                 PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS .6%
  BONDS
  LOUISIANA .2%
a Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
    First Stage, ACES, Refunding, Daily VRDN and Put, 1.35%, 9/01/17 ...................... $    900,000      $    900,000

  NEW YORK .4%
a Long Island Power Authority Electric Systems Revenue, Sub Series 2, Daily VRDN and Put,
    1.33%, 5/01/33 ........................................................................      500,000           500,000
a New York City GO, Sub Series H-4, Daily VRDN and Put, 1.33%, 3/01/34 ....................      400,000           400,000
a New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series C,
    FGIC Insured, Daily VRDN and Put, 1.32%, 6/15/23 ......................................    1,000,000         1,000,000
                                                                                                              -------------
                                                                                                                 1,900,000
                                                                                                              -------------
  TOTAL SHORT TERM INVESTMENTS (COST $2,800,000) ..........................................                      2,800,000
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $458,868,968) 99.7% .............................................                    479,834,918
  OTHER ASSETS, LESS LIABILITIES .3% ......................................................                      1,484,574
                                                                                                              -------------
  NET ASSETS 100.0% .......................................................................                   $481,319,492
                                                                                                              =============




See glossary of terms on page 178.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                    Semiannual Report | See notes to financial statements. | 117

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND

                                                                                                 --------------------------
                                                                                                 SIX MONTHS
                                                                                                    ENDED        PERIOD
                                                                                                  AUGUST 31,     ENDED
                                                                                                    2004      FEBRUARY 29,
CLASS A                                                                                          (UNAUDITED)     2004 e
                                                                                                 --------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........................................................     $10.12      $10.00
                                                                                                 --------------------------
Income from investment operations:
 Net investment income a .......................................................................        .07         .06
 Net realized and unrealized gains (losses) ....................................................       (.05)        .11
                                                                                                 --------------------------
Total from investment operations ...............................................................        .02         .17
Less distributions from net investment income ..................................................       (.07)       (.05)
Redemption fees ................................................................................         -- c        --
                                                                                                 --------------------------
Net asset value, end of period .................................................................     $10.07      $10.12
                                                                                                 ==========================

Total return b .................................................................................       .22%       1.74%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............................................................    $30,669     $24,282
Ratios to average net assets:
 Expenses ......................................................................................      1.25% d     1.27% d
 Expenses net of waiver and payments by affiliate ..............................................       .50% d      .50% d
 Net investment income .........................................................................      1.30% d     1.22% d
Portfolio turnover rate ........................................................................      7.47%       8.08%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

cAmount is less than $0.001 per share.

dAnnualized.

eFor the period September 2, 2003 (effective date) to February 29, 2004.

118 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 80.7%
  BONDS
  ALABAMA .8%
  Etowah County Board of Education Special Tax GO, School Warrants, FSA Insured, 2.60%,
    9/01/08 ................................................................................. $   250,000      $   251,893
                                                                                                               ------------

  ALASKA 1.7%
  Kenai Peninsula Boro Alaska GO, Center Kenai Peninsula Hospital Service Area, FGIC Insured,
    3.25%, 8/01/09 ..........................................................................     500,000          509,325
                                                                                                               ------------

  ARIZONA 3.2%
  Mohave County Beneficial Interest COP, Mohave Administration Building Project, AMBAC Insured,
     2.00%, 1/01/05 .........................................................................     200,000          200,330
     3.00%, 1/01/06 .........................................................................     350,000          355,481
  Oro Valley Municipal Property Corp. Revenue, senior lien Water Project, MBIA Insured, 3.00%,
    7/01/08 .................................................................................     425,000          434,733
                                                                                                               ------------
                                                                                                                   990,544
                                                                                                               ------------

  CALIFORNIA 6.9%
  CSUCI Financing Authority Revenue, Rental Housing and Town Center, Series A, 2.50%,
    8/01/44 .................................................................................   1,000,000        1,009,820
  Los Angeles Water and Power Revenue, Power System, Series A, Sub Series A-1, 4.00%,
    7/01/06 .................................................................................   1,050,000        1,092,105
                                                                                                               ------------
                                                                                                                 2,101,925
                                                                                                               ------------

  COLORADO 1.1%
  Water Resources and Power Development Authority Revenue, Series B, 3.25%, 9/01/07 .........     320,000          330,909
                                                                                                               ------------

  FLORIDA 4.1%
  Arcadia Public Improvement Revenue, Refunding, AMBAC Insured, 1.10%,
    12/01/04 ................................................................................     205,000          204,897
  Coral Gables Health Facilities Authority Revenue, Baptist Health South Florida, FSA Insured,
    5.00%, 8/15/09 ..........................................................................     750,000          825,398
  Jupiter Water Revenue, AMBAC Insured, 3.75%, 10/01/07 .....................................     105,000          110,040
  Marion County Utility System Revenue, Series A, MBIA Insured, 2.00%,
    12/01/06 ................................................................................     100,000          100,393
                                                                                                               ------------
                                                                                                                 1,240,728
                                                                                                               ------------

  GEORGIA 1.8%
  Association County Commissioners Leasing Program COP, Dekalb County Public Purpose Project,
    2.50%, 12/01/07 .........................................................................     555,000          558,097
                                                                                                               ------------

  ILLINOIS .4%
  Winnebago Boone Community College District No. 511 GO, Rock Valley College, Series A,
    MBIA Insured, 2.00%, 12/30/04 ...........................................................     125,000          125,294
                                                                                                               ------------

  INDIANA .4%
  Madison Grant Industry School Building Corporation Revenue, First Mortgage, AMBAC Insured,
    2.25%, 1/15/06 ..........................................................................     120,000          120,854
                                                                                                               ------------

  KANSAS 1.3%
  Johnson County Water District No. 001 Water Revenue, Refunding, 2.50%,
    6/01/08 .................................................................................     400,000          401,560
                                                                                                               ------------




                                                         Semiannual Report | 119

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  KENTUCKY 2.0%
  Anderson County School District Financial Corporation School Building Revenue, Refunding,
    Series B, 3.80%, 3/01/06 ................................................................ $   120,000     $    123,613
  Breathitt County Justice Center Corporation Revenue, Justice Center Project, MBIA Insured,
    3.00%, 10/01/06 .........................................................................      55,000           56,328
  Breathitt County School District Financial Corporation School Building Revenue, Refunding,
    Second Series, 4.00%, 3/01/07 ...........................................................     110,000          115,054
  Kentucky State Property and Building Commission Revenues, Refunding, Project No. 80, Series A,
    MBIA Insured, 2.75%, 5/01/08 ............................................................     225,000          227,898
  Woodford County School District Financial Corporation School Building Revenue, Refunding,
    4.30%, 8/01/06 ..........................................................................     100,000          104,578
                                                                                                               ------------
                                                                                                                   627,471
                                                                                                               ------------

  MASSACHUSETTS .7%
  Massachusetts State Development Finance Agency Revenue, Brandeis University, Series K,
    FGIC Insured, 2.50%, 10/01/07 ...........................................................     200,000          202,012
                                                                                                               ------------

  MICHIGAN 2.0%
  Commerce Charter Township Michigan GO, Special Assessment, Series A, FSA Insured, 2.50%,
    10/01/06 ................................................................................     100,000          101,134
  Detroit GO, Refunding, Series B, XLCA Insured, 3.00%, 4/01/06 .............................     400,000          407,432
  Michigan Municipal Building Authority Revenue, Local Government Loan Project, Series B,
    AMBAC Insured, 2.75%, 11/01/08 ..........................................................     100,000          100,862
                                                                                                               ------------
                                                                                                                   609,428
                                                                                                               ------------

  MINNESOTA 4.1%
  St. Paul Port Authority Lease Revenue, Office Building at Cedar Street-03-12,
    2.50%,
     12/01/07 ...............................................................................     500,000          504,975
     Washington County GO, Jail, Refunding, Series B, 2.50%, 2/01/07 ........................     750,000          758,250
                                                                                                               ------------
                                                                                                                 1,263,225
                                                                                                               ------------

  MISSOURI 4.9%
  Missouri State Development Finance Board Infrastructure Facilities Revenue, Hartman Heritage
    Center Phase II, AMBAC Insured, 3.00%, 4/01/08 ..........................................     200,000          204,226
  Platte County COP, Public Improvements, 2.40%, 10/01/08 ...................................     200,000          198,460
  Springfield COP, Enterprise System Project, 3.85%, 2/01/08 ................................      50,000           52,143
  Springfield Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC
    Insured, 4.00%, 3/01/09 .................................................................   1,000,000        1,054,240
                                                                                                               ------------
                                                                                                                 1,509,069
                                                                                                               ------------

  NEVADA 6.0%
  Henderson Local ID Special Assessment, No. T-6, Senior Limited Obligation, Refunding,
    Series A, FSA Insured, 2.85%, 11/01/09 ..................................................     290,000          290,029
  Henderson Local Improvement District Special Assessment, T-1, Lake Las Vegas, Refunding,
    Senior A-1, FSA Insured, 3.75%, 8/01/09 .................................................   1,270,000        1,330,325
  Washoe County Improvement Bonds, Refunding, FSA Insured, 2.50%,
    11/01/08 ................................................................................     225,000          224,732
                                                                                                               ------------
                                                                                                                 1,845,086
                                                                                                               ------------



120 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NEW JERSEY 3.3%
  Washington Township Board of Education Gloucester County GO, Refunding, MBIA Insured,
    2.75%, 2/01/08 .......................................................................... $ 1,000,000      $ 1,014,670
                                                                                                               ------------

  NEW YORK 6.5%
  Buffalo Fiscal Stability Authority Sales Tax and State Aid Revenue,
    Series A, 4.00%, 8/15/05 ................................................................   1,000,000        1,022,150
  New York State Dormitory Authority Revenues, Hospital,Maimonides, MBIA Insured, 3.50%,
    8/01/09 .................................................................................     300,000          310,125
  New York State Urban Development Corp. Revenue,
     Correctional and Youth Facilities Service, Series A, 4.00%, 1/01/28 ....................     400,000          416,604
     State Personal Income Tax, Series C-1 Empire State, 2.80%, 12/15/09 ....................     245,000          243,564
                                                                                                               ------------
                                                                                                                 1,992,443
                                                                                                               ------------

  OHIO 14.8%
  Austintown Local School District GO, School Improvement, FSA Insured,
    2.00%, 12/01/04 .........................................................................     200,000          200,362
  Franklin County Hospital Revenue, Refunding, Hospital Corp., Series C, MBIA Insured, 2.50%,
    5/15/08 .................................................................................     500,000          499,465
  Galion Ohio City School District GO, School Improvement, FGIC Insured,
    2.00%, 12/01/04 .........................................................................     645,000          646,167
  Jackson Local School District Stark and Summit Counties GO, Construction and Improvement,
    FGIC Insured, 2.00%, 12/01/05 ...........................................................     445,000          447,456
  Ohio State GO, Conservation Projects, Series A, 2.00%, 3/01/05 ............................   1,000,000        1,003,490
  Princeton City School District GO, MBIA Insured, 2.00%, 12/01/04 ..........................     125,000          125,220
  Stark County, Refunding Sewerage Systems, AMBAC Insured, 2.50%,
    12/01/08 ................................................................................     370,000          369,549
  Sugarcreek Local School District GO, School Improvement, Refunding, MBIA Insured, 2.00%,
    12/01/06 ................................................................................     500,000          500,650
  Warren GO, AMBAC Insured, 2.00%, 12/01/06 .................................................     365,000          365,475
  Westlake City School District GO, School Improvement, Refunding, FGIC Insured, 2.00%,
    12/01/04 ................................................................................     370,000          370,670
                                                                                                               ------------
                                                                                                                 4,528,504
                                                                                                               ------------

  OKLAHOMA .6%
  Oklahoma County ISD GO, NO.12 Edmond Building, 2.25%, 7/01/06 .............................     100,000          101,003
  Oklahoma Development Finance Authority Lease Revenue, Department of Human Services County
    Office, AMBAC Insured, 3.25%, 2/01/06 ...................................................      75,000           76,645
                                                                                                               ------------
                                                                                                                   177,648
                                                                                                               ------------

  OREGON .3%
  Lake County School District No. 014 GO, Refunding, FSA Insured, 2.50%,
    1/15/08 .................................................................................     105,000          105,573
                                                                                                               ------------

  PENNSYLVANIA 1.3%
  Lehigh County IDA Pollution Control Revenue, Electrical Utilities Corp. Project, Refunding,
    AMBAC Insured, 3.125%, 11/01/08 .........................................................     150,000          153,799
  Pittsburgh Water and Sewer Authority Revenue, Refunding, FSA Insured,
    2.65%, 9/01/08 ..........................................................................     250,000          251,608
                                                                                                               ------------
                                                                                                                   405,407
                                                                                                               ------------

  RHODE ISLAND .3%
  Rhode Island Housing and Mortgage Financial Corporation, Home Ownership Opportunity,
    Series 44 A, 2.40%, 10/01/07 ............................................................     100,000           99,763
                                                                                                               ------------



                                                         Semiannual Report | 121

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  SOUTH CAROLINA .3%
  Florence County GO, Public Improvements, AMBAC Insured, 3.75%, 3/01/08 .................... $    75,000      $    78,554
                                                                                                               ------------

  SOUTH DAKOTA 1.2%
  South Dakota HDA, Series D, 2.90%, 5/01/09 ................................................     375,000          371,760
                                                                                                               ------------

  TEXAS 2.2%
  Hays County GO, Refunding and Improvement, AMBAC Insured, 3.875%,
    8/15/07 .................................................................................     255,000          267,582
  Sienna Plantation MUD No. 2 GO, FGIC Insured, 4.75%,
     10/01/06 ...............................................................................      70,000           74,015
     10/01/07 ...............................................................................      75,000           80,683
     10/01/08 ...............................................................................      80,000           86,936
  Westador MUD, GO, FSA Insured, 4.00%, 3/01/09 .............................................     170,000          174,121
                                                                                                               ------------
                                                                                                                   683,337
                                                                                                               ------------

  U.S. TERRITORIES 1.5%
  Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%,
    10/01/08 ................................................................................     240,000          238,934
  Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series C, MBIA Insured, 5.00%,
    7/01/28 .................................................................................     200,000          217,602
                                                                                                               ------------
                                                                                                                   456,536
                                                                                                               ------------

  UTAH .6%
  Davis County Sales Tax Revenue Series B, AMBAC Insured, 2.55%, 10/01/08 ...................     180,000          179,791
                                                                                                               ------------

  VIRGINIA 1.0%
  Virginia Beach Development Authority Public Facility Revenue, Series A, 3.00%,
    12/01/07 ................................................................................     300,000          307,089
                                                                                                               ------------

  WASHINGTON 4.7%
  Burlington Sewer Revenue, Refunding, MBIA Insured, 2.50%, 9/01/06 .........................     200,000          202,612
  King County School District No. 403 Renton GO, FSA Insured, 3.00%,
    12/01/07 ................................................................................     500,000          511,815
  King County School District No. 408 Auburn GO, Refunding, FSA Insured, 2.00%,
    12/01/04 ................................................................................     285,000          285,496
  Sunmer Water and Sewer Revenue, Utility Local Improvement District No. 73 and 74,
    FSA Insured, 1.80%, 10/01/06 ............................................................     150,000          149,391
  Washington COP, Equipment, Series C, 2.00%, 1/01/06 .......................................     100,000          100,378
  Yakima Tieton Irrigation District Revenue, Refunding, FSA Insured,
    2.50%, 6/01/06 ..........................................................................     200,000          202,494
                                                                                                               ------------
                                                                                                                 1,452,186
                                                                                                               ------------

  WEST VIRGINIA .7%
  West Virginia State Hospital Finance Authority Hospital Revenue, West Virginia University
    Hospital, Refunding, FSA Insured, 2.50%, 6/01/07 ........................................     205,000          206,408
                                                                                                               ------------
  TOTAL LONG TERM INVESTMENTS (COST $24,637,349)                                                                24,747,089
                                                                                                               ------------
  SHORT TERM INVESTMENTS 19.5%
  BONDS
  CONNECTICUT .7%
a Connecticut State Health and Educational Facilities Authority Revenue, Weekly VRDN and Put,
    1.31%, 7/01/27 ..........................................................................     200,000          200,000
                                                                                                               ------------




122 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  FLORIDA 4.5%
a Alachua County Health Facilities Continuing Care Revenue, Oak Hammock University of Florida
    Project, Series A, Daily VRDN and Put, 1.35%, 10/01/32 .................................. $   100,000      $   100,000
a Jacksonville Health Facilities Authority Hospital Revenue,
     Baptist Medical Center Project, Daily VRDN and Put, 1.32%, 8/15/21 .....................     500,000          500,000
     Series C, Daily VRDN and Put, 1.32%, 8/15/33 ...........................................     800,000          800,000
                                                                                                               ------------
                                                                                                                 1,400,000
                                                                                                               ------------

  GEORGIA 1.3%
a Athens-Clarke County Unified Government Authority Revenue, University of Georgia Athletic
    Association Project, Daily VRDN and Put, 1.37%, 8/01/33 .................................     300,000          300,000
a Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 1.32%,
    11/01/15 ................................................................................     100,000          100,000
                                                                                                               ------------
                                                                                                                   400,000
                                                                                                               ------------

  LOUISIANA .7%
a Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
    First Stage, ACES, Refunding, Daily VRDN and Put, 1.35%, 9/01/17 ........................     200,000          200,000
                                                                                                               ------------

  MASSACHUSETTS .6%
  Massachusetts State Development Finance Agency Revenue, Brandeis University, Series K,
    FGIC Insured, 2.00%, 10/01/04 ...........................................................     175,000          175,100
                                                                                                               ------------

  MICHIGAN 1.0%
a Michigan State University Revenues, Series A, Daily VRDN and Put, 1.35%,
    8/15/32 .................................................................................     300,000          300,000
                                                                                                               ------------

  MINNESOTA 2.9%
a Hennepin County GO, Series B, Weekly VRDN and Put, 1.17%, 12/01/20 ........................     100,000          100,000
a Minneapolis GO,
     Block E Bonds, Series A, Weekly VRDN and Put, 1.17%, 3/01/27 ...........................     200,000          200,000
     Library, Weekly VRDN & Daily Put, 1.17%, 12/01/32 ......................................     200,000          200,000
a Spring Lake Park Senior Housing Revenue, Oak Crest Apartment Project, Refunding, Weekly
    VRDN and Put, 1.33%, 2/15/33 ............................................................     395,000          395,000
                                                                                                               ------------
                                                                                                                   895,000
                                                                                                               ------------

  NEW JERSEY .3%
a New Jersey Sports and Exposition Authority State Contract Revenue, Refunding, Series B-2,
    MBIA Insured, Weekly VRDN and Put, 1.20%, 3/01/21 .......................................     100,000          100,000
                                                                                                               ------------

  NEW YORK 2.6%
a Jay Street Development Corp. Certificate Facilities Lease Revenue, Jay Street Project, Series A-2,
    AMBAC Insured, Daily VRDN and Put, 1.22%, 5/01/20 .......................................     100,000          100,000
a Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series B,
    FSA Insured, Weekly VRDN and Put, 1.30%, 11/15/22 .......................................     100,000          100,000
a New York City GO, Series B2, Sub Series B5, Weekly VRDN and Put, 1.34%,
    8/15/11 .................................................................................     400,000          400,000
a New York City Municipal Water Finance Authority Water and Sewer System Revenue, Fiscal 2003,
    Refunding, Sub Series C-3, Daily VRDN and Put, 1.33%, 6/15/18 ...........................     100,000          100,000
a New York State Local Government Assistance Corp., Weekly VRDN and Put,
    1.32%, 4/01/23 ..........................................................................     100,000          100,000
                                                                                                               ------------
                                                                                                                   800,000
                                                                                                               ------------



                                                         Semiannual Report | 123

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND                                       PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  PENNSYLVANIA .7%
a Lehigh County General Purpose Authority Revenue, St. Lukes Hospital Project, Daily VRDN and
    Put, 1.32%, 7/01/31 ..................................................................... $   200,000      $   200,000
                                                                                                               ------------

  TENNESSEE .7%
a Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
    Put, 1.37%, 1/01/33 .....................................................................     200,000          200,000
                                                                                                               ------------

  U.S. TERRITORIES 3.5%
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 1.25%, 12/01/15 ....................................................     600,000          600,000
a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 1.32%, 7/01/28 ............................     500,000          500,000
                                                                                                               ------------
                                                                                                                 1,100,000
                                                                                                               ------------
  TOTAL SHORT TERM INVESTMENTS (COST $5,970,118) ............................................                    5,970,100
                                                                                                               ------------
  TOTAL INVESTMENTS (COST $30,607,467) 100.2% ...............................................                   30,717,189
  OTHER ASSETS, LESS LIABILITIES (.2)% ......................................................                      (47,938)
                                                                                                               ------------
  NET ASSETS 100.0% .........................................................................                  $30,669,251
                                                                                                               ============




See glossary of terms on page 178.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

124 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND

                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                           AUGUST 31, 2004                           YEAR ENDED FEBRUARY 28,
CLASS A                                      (UNAUDITED)          2004 e        2003          2002         2001          2000 e
                                          -------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
 period)
Net asset value, beginning of period ....         $10.78        $10.39        $10.58        $10.50       $10.41        $11.49
                                          -------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ................            .29           .59           .59           .61          .62           .65
 Net realized and unrealized gains
 (losses) ...............................           (.17)          .39          (.18)          .06          .09         (1.08)
                                          -------------------------------------------------------------------------------------
Total from investment operations ........            .12           .98           .41           .67          .71          (.43)
                                          -------------------------------------------------------------------------------------
Less distributions from:
 Net investment income ..................           (.30)         (.59)         (.60)         (.59)        (.62)         (.65)
 Net realized gains .....................             --            --            --            --           --            -- f
                                          -------------------------------------------------------------------------------------
Total distributions .....................           (.30)         (.59)         (.60)         (.59)        (.62)         (.65)
Redemption fees .........................             -- c          --            --            --           --            --
                                          -------------------------------------------------------------------------------------
Net asset value, end of period ..........         $10.60        $10.78        $10.39        $10.58       $10.50        $10.41
                                          =====================================================================================

Total return b ..........................          1.18%         9.75%         3.97%         6.53%        6.99%       (3.81)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .......     $4,467,892    $4,570,744    $4,410,233    $4,660,764   $4,709,402    $5,017,322
Ratios to average net assets:
 Expenses ...............................           .61% d        .62%          .62%          .62%         .62%          .61%
 Net investment income ..................          5.47% d       5.62%         5.69%         5.78%        5.90%         5.92%
Portfolio turnover rate .................          4.63%         8.67%        11.81%        10.18%       11.08%        25.35%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

cAmount is less than $0.001 per share.

dAnnualized.

eFor the year ended February 29.

fThe fund made a capital gain distribution of $.003.

                    Semiannual Report | See notes to financial statements. | 125

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND (CONTINUED)

                                                  -----------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2004                    YEAR ENDED FEBRUARY 28,
CLASS B                                               (UNAUDITED)        2004 e      2003        2002        2001        2000 e
                                                  -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............          $10.84      $10.45      $10.64      $10.54      $10.45      $11.52
                                                  -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ........................             .26         .53         .54         .56         .56         .59
 Net realized and unrealized gains (losses) .....            (.17)        .39        (.19)        .07         .09       (1.07)
                                                  -----------------------------------------------------------------------------
Total from investment operations ................             .09         .92         .35         .63         .65        (.48)
                                                  -----------------------------------------------------------------------------
Less distributions from:
 Net investment income ..........................            (.27)       (.53)       (.54)       (.53)       (.56)       (.59)
 Net realized gains .............................              --          --          --          --          --          -- f
                                                  -----------------------------------------------------------------------------
Total distributions .............................            (.27)       (.53)       (.54)       (.53)       (.56)       (.59)
Redemption fees .................................              -- c        --          --          --          --          --
                                                  -----------------------------------------------------------------------------
Net asset value, end of period ..................          $10.66      $10.84      $10.45      $10.64      $10.54      $10.45
                                                  =============================================================================

Total return b ..................................            .88%       9.09%       3.37%       6.10%       6.38%     (4.27)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............        $248,923    $250,878    $212,027    $175,655    $136,030     $92,099
Ratios to average net assets:
 Expenses .......................................           1.17% d     1.18%       1.18%       1.18%       1.18%       1.17%
 Net investment income ..........................           4.91% d     5.06%       5.13%       5.23%       5.33%       5.44%
Portfolio turnover rate .........................           4.63%       8.67%      11.81%      10.18%      11.08%      25.35%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cAmount is less than $0.001 per share.

dAnnualized.

eFor the year ended February 29.

fThe fund made a capital gain distribution of $.003.

126 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN HIGH YIELD TAX-FREE INCOME FUND (CONTINUED)

                                                    ---------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    AUGUST 31, 2004                    YEAR ENDED FEBRUARY 28,
CLASS C                                               (UNAUDITED)        2004 e      2003        2002        2001        2000 e
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............        $10.88      $10.48      $10.67      $10.58      $10.48      $11.56
                                                    ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................           .26         .54         .54         .56         .56         .59
 Net realized and unrealized gains (losses) .......          (.17)        .39        (.19)        .06         .10       (1.08)
                                                    ---------------------------------------------------------------------------
Total from investment operations ..................           .09         .93         .35         .62         .66        (.49)
                                                    ---------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................          (.27)       (.53)       (.54)       (.53)       (.56)       (.59)
 Net realized gains ...............................            --          --          --          --          --          -- f
                                                    ---------------------------------------------------------------------------
Total distributions ...............................          (.27)       (.53)       (.54)       (.53)       (.56)       (.59)
Redemption fees ...................................            -- c        --          --          --          --          --
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ....................        $10.70      $10.88      $10.48      $10.67      $10.58      $10.48
                                                    ===========================================================================

Total return b ....................................          .87%       9.16%       3.37%       5.98%       6.45%     (4.41)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................      $553,987    $565,210    $508,653    $504,900    $501,372    $540,932
Ratios to average net assets:
 Expenses .........................................         1.17% d     1.18%       1.18%       1.18%       1.18%       1.17%
 Net investment income ............................         4.91% d     5.06%       5.13%       5.23%       5.34%       5.35%
Portfolio turnover rate ...........................         4.63%       8.67%      11.81%      10.18%      11.08%      25.35%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cAmount is less than $0.001 per share.

dAnnualized.

eFor the year ended February 29.

fThe fund made a capital gain distribution of $.003.

                    Semiannual Report | See notes to financial statements. | 127

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 95.3%
  BONDS 87.6%
  ALABAMA .3%
  Camden IDB, Exempt Facilities Revenue, Weyerhaeuser, Refunding,
     Series A, 6.125%, 12/01/24 .......................................................... $  3,000,000     $    3,174,270
     Series B, 6.375%, 12/01/24 ..........................................................    1,750,000          1,836,345
  Oneonta Eastern Health Systems Special Care Facilities Financing Authority GO, 7.75%,
    7/01/21 ..............................................................................   10,905,000         11,941,520
                                                                                                            ---------------
                                                                                                                16,952,135
                                                                                                            ---------------

  ALASKA .2%
  Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal
    Regional Power,
     5.70%, 1/01/12 ......................................................................    2,520,000          2,450,776
     5.80%, 1/01/18 ......................................................................    1,495,000          1,370,063
     5.875%, 1/01/32 .....................................................................    6,900,000          6,057,648
  Alaska State HFC Revenue, Series A, MBIA Insured, 5.85%, 12/01/15 ......................    2,340,000          2,417,290
                                                                                                            ---------------
                                                                                                                12,295,777
                                                                                                            ---------------

  ARIZONA 7.2%
  Apache County IDA,
     IDR, Tucson Electric Power Co. Project, Series C, 5.85%, 3/01/26 ....................   16,500,000         16,504,620
     PCR, Tucson Electric Power Co. Project, Series A, 5.85%, 3/01/28 ....................   53,150,000         53,164,882
     PCR, Tucson Electric Power Co. Project, Series B, 5.875%, 3/01/33 ...................   33,800,000         33,730,372
  Arizona Health Facilities Authority Revenue,
     Bethesda Foundation Project, Series A, 6.375%, 8/15/15 ..............................      400,000            404,112
     Bethesda Foundation Project, Series A, 6.40%, 8/15/27 ...............................    4,000,000          3,910,520
     Catholic Healthcare West, Series A, 6.625%, 7/01/20 .................................    3,940,000          4,449,127
  Casa Grande IDA, Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%,
    12/01/32 .............................................................................   14,500,000         14,769,845
  Coconino County PCR, Tucson Electric Power Navajo, Refunding,
     Series A, 7.125%, 10/01/32 ..........................................................   21,125,000         21,880,219
     Series B, 7.00%, 10/01/32 ...........................................................    9,500,000          9,851,215
  Gila County IDAR, Asarco Inc., Refunding, 5.55%, 1/01/27 ...............................    4,000,000          3,260,440
  Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network,
    6.375%, 12/01/37 .....................................................................    2,500,000          2,594,225
  Maricopa County IDA Health Facilities Revenue, Catholic Healthcare West,
     Refunding, ACA Insured, 5.00%, 7/01/16 ..............................................    6,500,000          6,641,180
     Series A, 5.50%, 7/01/26 ............................................................    7,500,000          7,556,025
  Maricopa County Pollution Control Corp. PCR,
     El Paso Electric, Series A, 6.375%, 7/01/14 .........................................   32,000,000         32,983,040
     Public Service Co. of Colorado, Refunding, Series A, 5.75%, 11/01/22 ................    9,800,000          9,914,954
  Pima County IDAR, Tucson Electric Power Co. Project,
     Series A, 6.10%, 9/01/25 ............................................................    3,990,000          3,975,955
     Series B, 6.00%, 9/01/29 ............................................................   94,690,000         94,721,248
     Series C, 6.00%, 9/01/29 ............................................................   53,500,000         53,517,655
  Red Hawk Canyon CFD, No. 1, Arizona Assessment Revenue, 7.625%,
    6/01/05 ..............................................................................    6,575,000          6,706,500
                                                                                                            ---------------
                                                                                                               380,536,134
                                                                                                            ---------------



128 | Semiannual Report

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STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  ARKANSAS .5%
  Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch Corp.
    Projects, Series A, 7.75%, 8/01/25 ................................................... $  3,800,000     $    4,113,310
  Baxter County IDR, Aeroquip/Trinova Corp. Project, Refunding, 5.80%,
    10/01/13 .............................................................................    2,400,000          2,737,824
  Calhoun County Solid Waste Disposal Revenue, Georgia-Pacific Corp. Project, 6.375%,
    11/01/26 .............................................................................   10,000,000         10,257,600
  Independence County PCR, Arkansas Power and Light Co. Project, Refunding, 6.25%,
    1/01/21 ..............................................................................    5,000,000          5,073,450
  Warren Solid Waste Disposal Revenue, Potlach Corp. Project, 7.00%,
    4/01/12 ..............................................................................    3,150,000          3,290,679
                                                                                                            ---------------
                                                                                                                25,472,863
                                                                                                            ---------------

  CALIFORNIA 11.2%
  ABAG 1915 Act, Special Assessment,
     Windemere Ranch AD 1, 7.45%, 9/02/30 ................................................   37,650,000         40,076,542
     Windemere Ranch AD 99-1, 6.375%, 9/02/32 ............................................    9,740,000         10,117,912
  Adelanto Water Authority Revenue, Water Systems Acquisition Project, sub. lien, Series A,
    Pre-Refunded, 7.50%, 9/01/28 .........................................................   21,330,000         25,976,314
  Alameda County MFHR, Claremont House Project, Refunding, Series A,
    8.00%, 12/01/23 ......................................................................   11,900,000         12,451,684
  Avenal PFAR, Refunding,
     7.00%, 9/02/10 ......................................................................    1,135,000          1,201,068
     7.25%, 9/02/27 ......................................................................    3,665,000          3,853,454
  Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded,
    6.90%, 9/01/23 .......................................................................    4,450,000          5,560,186
  Calabasas Special Tax, CFD No. 01-1, Refunding, 6.25%, 9/01/31 .........................    6,000,000          6,181,620
  California County Tobacco Securitization Agency Revenue, Asset-Backed, Alameda County,
    5.875%, 6/01/35 ......................................................................    3,700,000          3,111,848
  California Educational Facilities Authority Revenue, Pooled College and University
    Financing, Series B, 6.125%, 6/01/09 .................................................      735,000            744,746
  California Health Facilities Financing Authority Revenue, Marshall Medical Center,
    Series A, California Mortgage Insured, 5.00%,
     11/01/24 ............................................................................    2,295,000          2,314,875
     11/01/29 ............................................................................    2,220,000          2,167,053
     11/01/33 ............................................................................    3,130,000          3,059,325
  California Infrastructure and Economic Development Bank Revenue, Department Social
    Services Administration Building, AMBAC Insured, 5.00%,
     12/01/30 ............................................................................   10,300,000         10,714,781
     12/01/35 ............................................................................   14,110,000         14,646,744
  California PCFA, Solid Waste Disposal Revenue, Keller Canyon Landfill Co. Project, 6.875%,
    11/01/27 .............................................................................    5,480,000          5,481,260
  California State GO,
     5.25%, 4/01/30 ......................................................................    2,500,000          2,577,075
     5.00%, 2/01/33 ......................................................................   40,140,000         40,323,841
     Refunding, 5.25%, 4/01/32 ...........................................................    2,500,000          2,573,875
     Variable Purpose, 5.125%, 11/01/24 ..................................................   18,935,000         19,641,465
  California Statewide CDA Revenue,
     Elder Care Alliance, Series A, 8.25%, 11/15/32 ......................................   13,090,000         13,545,008
     Eskaton Village Grass Valley, 8.25%, 11/15/31 .......................................    3,500,000          3,839,990
     Monterey Institute International, 7.75%, 7/01/31 ....................................   13,240,000         11,643,786
     Prospect Sierra School, 6.75%, 9/01/32 ..............................................    6,545,000          6,763,014


                                                         Semiannual Report | 129

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  CALIFORNIA (CONT.)
  California Statewide Communities Development Revenue, John F. Kennedy University, 6.75%,
    10/01/33 ............................................................................. $  8,000,000     $    7,810,480
  Chula Vista CFD Special Tax,
     No. 99-1, Otay Ranch Special Assessment 1, 6.10%, 9/01/31 ...........................    4,890,000          5,042,666
     Number 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34 .............................    3,205,000          3,279,132
  Corona COP, Corona Community Hospital Project,
     ETM, 9.425%, 9/01/06 ................................................................    3,655,000          3,927,955
     Pre-Refunded, 9.425%, 9/01/20 .......................................................    8,820,000         11,784,667
  El Dorado County CFD, Special Tax, Promontory Specific, Series No. 2001-1, 6.30%,
    9/01/31 ..............................................................................    3,500,000          3,631,215
  Elk Grove Special Tax, East Franklin Community No. 1-A,
     5.80%, 8/01/25 ......................................................................    3,745,000          3,823,083
     6.00%, 8/01/33 ......................................................................    5,435,000          5,574,082
  Emeryville RDA, MFHR, Emery Bay Apartments II,
     Refunding, Series A, 5.85%, 10/01/28 ................................................   13,935,000         13,195,330
     sub. lien, Refunding, Series B, 6.35%, 10/01/28 .....................................    3,295,000          3,146,527
     sub. lien, Refunding, Series C, 7.875%, 10/01/28 ....................................    1,945,000          1,946,517
  Foothill/Eastern Corridor Agency Toll Road Revenue, senior lien, Series A, Pre-Refunded,
    6.50%, 1/01/32 .......................................................................   37,675,000         41,738,249
  Fullerton CFD No. 1, Special Tax, Amerige Heights, 6.20%, 9/01/32 ......................    3,500,000          3,608,850
  Gateway Improvement Authority Revenue, Marin City CFD, Series A, Pre-Refunded, 7.75%,
    9/01/25 ..............................................................................    4,445,000          4,777,708
  Golden State Tobacco Securitization Corp.,
     California Settlement Revenue, Asset Backed, Series A-3, 7.875%,
     6/01/42 .............................................................................   10,000,000         10,563,400
     Tobacco Settlement Revenue, 5.50%, 6/01/33 ..........................................   20,000,000         20,585,400
     Tobacco Settlement Revenue, 5.625%, 6/01/38 .........................................   21,000,000         21,723,240
     Tobacco Settlement Revenue, 5.50%, 6/01/43 ..........................................   20,000,000         20,486,200
     Tobacco Settlement Revenue, Series 2003 A-1, 6.75%, 6/01/39 .........................    4,735,000          4,423,958
  Hesperia PFAR, Series B, 7.375%, 10/01/23 ..............................................    6,365,000          6,395,488
  Lake Elsinore 1915 Act, AD No. 93-1, Limited Obligation, Refunding,
    7.00%, 9/02/30 .......................................................................    8,450,000          8,969,506
  Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%,
    9/01/34 ..............................................................................    5,000,000          5,042,100
  Los Angeles MFR, Refunding,
     Series J-1B, 7.125%, 1/01/24 ........................................................      560,000            554,366
     Series J-1C, 7.125%, 1/01/24 ........................................................    1,225,000          1,212,677
     Series J-2B, 8.50%, 1/01/24 .........................................................    2,695,000          2,538,097
     Series J-2C, 8.50%, 1/01/24 .........................................................    6,000,000          5,650,680
  Los Angeles Regional Airports Improvement Corp. Lease Revenue,
     Facilities Sub-Lease, International Airport, Refunding, 6.35%,
     11/01/25 ............................................................................   12,000,000          6,547,200
     Facilities Sub-Lease, Los Angeles International, Series A-1,
      7.125%, 12/01/24 ...................................................................    2,000,000          1,705,480
     Facilities Sub-Lease, Los Angeles International, Series A-2,
      7.50%, 12/01/24 ....................................................................   10,000,000          8,527,400
     Refunding, Series C, 6.125%, 12/01/07 ...............................................    5,000,000          4,556,900
     Refunding, Series C, 7.00%, 12/01/12 ................................................    8,000,000          7,113,840
     Refunding, Series C, 7.50%, 12/01/24 ................................................   30,000,000         25,835,100
    aUnited Airlines, International Airport, Refunding, 6.875%,
      11/15/12 ...........................................................................    9,500,000          5,239,915
  Murrieta Improvement Bond Act 1915 Special Tax, CFD No. 2000-1,
    6.375%, 9/01/30 ......................................................................    4,000,000          4,156,560
  Oakland Revenue, YMCA East Bay Project, Refunding, 7.10%, 6/01/10 ......................    1,715,000          1,782,314


130 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  CALIFORNIA (CONT.)
  Poway USD Special Tax, CFD Number 11, Area A, 5.375%,
     9/01/28 ............................................................................. $  2,965,000     $    2,923,698
     9/01/34 .............................................................................    2,235,000          2,184,534
  Poway USD, Special Tax GO, CFD, No. 10, Area A, 6.10%, 9/01/31 .........................    1,995,000          2,032,007
  San Bernardino County Finance Authority Revenue, Public Improvement, AD, Refunding,
    Series A,
     6.50%, 9/02/04 ......................................................................      415,000            415,000
     7.00%, 9/02/17 ......................................................................    2,345,000          2,367,747
  San Francisco Uptown Parking Corp. Parking Revenue, Union Square, MBIA Insured, 6.00%,
    7/01/31 ..............................................................................    8,920,000          9,941,786
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, senior lien, 5.00%,
    1/01/33 ..............................................................................   11,930,000         10,534,071
  San Jose MFHR, Timberwood Apartments, Series B, 9.25%, 2/01/10 .........................    1,305,000          1,308,889
  San Ramon 1915 Act, Special Assessment, Fostoria Parkway Reassessment District No. 9,
    6.80%, 9/02/15 .......................................................................      655,000            681,311
  Saugus USD, Special Tax, 6.00%, 9/01/33 ................................................    3,150,000          3,220,214
  Stockton CFD, Special Tax, Spanos Park West, 6.375%, 9/01/32 ...........................    4,100,000          4,258,014
  Stockton Improvement Bond Revenue, 1915 Act, Limited Obligation, Mosher AD 02, 6.30%,
    9/02/33 ..............................................................................    6,000,000          6,188,400
  Upland CFD Special Tax, 2003-2 San Antonio Improvement, Series 1-A, 6.00%, 9/01/34 .....    6,520,000          6,601,239
  West Sacramento Special Tax, CFD No. 16, 6.00%, 9/01/33 ................................    3,000,000          3,066,870
                                                                                                            ---------------
                                                                                                               591,187,528
                                                                                                            ---------------

  COLORADO 2.1%
  Colorado Health Facilities Authority Revenue, Volunteers of America Care Facilities,
    Refunding and Improvement, Series A,
     5.45%, 7/01/08 ......................................................................      890,000            879,365
     5.75%, 7/01/20 ......................................................................    3,000,000          2,732,370
     5.875%, 7/01/28 .....................................................................    2,990,000          2,691,538
  Denver City and County Airport Revenue,
     Series B, 5.50%, 11/15/33 ...........................................................   20,000,000         19,515,600
     Series D, 7.75%, 11/15/13 ...........................................................      500,000            612,720
a Denver City and County Special Facilities Airport Revenue, United Airlines Inc. Project,
    Series A, 6.875%, 10/01/32 ...........................................................   11,760,000          8,662,298
  Denver Health and Hospital Authority Healthcare Revenue, 6.25%,
    12/01/33 .............................................................................    4,000,000          4,184,320
  Eagle County Air Terminal Corp. Revenue, Series A,
     7.00%, 5/01/21 ......................................................................      955,000            893,546
     7.125%, 5/01/31 .....................................................................    1,705,000          1,587,167
  Eagle County Airport Terminal Project Revenue, 7.50%, 5/01/21 ..........................    1,785,000          1,790,676
  Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding,
    6.95%, 8/01/19 .......................................................................   41,200,000         42,762,716
  Littleton MFHR, Riverpoint, Refunding, Series C, 8.00%, 12/01/29 .......................    2,870,000          3,018,580
  McKay Landing Metropolitan District No. 2 GO, Limited Tax, 7.50%,
    12/01/19 .............................................................................    3,550,000          3,843,550
  Saddle Rock South Metropolitan District No. 2 GO, Ltd. Mill Levy Obligation, 7.20%,
    12/01/19 .............................................................................      675,000            724,417
  Saddle Rock South Metropolitan District No. 3 GO, Ltd. Mill Levy Obligation, 7.35%,
    12/01/19 .............................................................................    3,440,000          3,697,484



                                                         Semiannual Report | 131

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STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  COLORADO (CONT.)
  University of Colorado Hospital Authority Revenue, Series A, 5.60%,
    11/15/31 ............................................................................. $  9,000,000     $    9,175,230
  Villages Castle Rock Metropolitan District No. 4 Revenue, cash flow variable rate bond,
    Refunding, 8.50%, 6/01/31 ............................................................    3,000,000          2,904,270
                                                                                                            ---------------
                                                                                                               109,675,847
                                                                                                            ---------------

  CONNECTICUT 1.9%
  Connecticut State Development Authority PCR,
     Connecticut Light and Water, Refunding, Series A, 5.85%, 9/01/28 ....................   53,825,000         56,514,097
     Western Massachusetts Electric Co., Refunding, Series A, 5.85%,
      9/01/28 ............................................................................   12,500,000         13,148,250
  Connecticut State Development Authority Water Facility Revenue, Bridgeport Hydraulic Co.
    Project, 6.15%, 4/01/35 ..............................................................    3,000,000          3,139,620
  Connecticut State Health and Educational Facilities Authority Revenue,
     Sacred Heart University, Series C, 6.50%, 7/01/16 ...................................      420,000            444,045
     Sacred Heart University, Series C, Pre-Refunded, 6.50%, 7/01/16 .....................    1,580,000          1,745,284
     St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20 ............................    5,650,000          4,730,632
     Windham Community Memorial Hospital, Series C, 6.00%, 7/01/11 .......................    1,400,000          1,331,414
  Connecticut State HFAR, Housing Mortgage Finance Program, Series C-1, 6.30%,
    11/15/17 .............................................................................   19,995,000         20,916,569
                                                                                                            ---------------
                                                                                                               101,969,911
                                                                                                            ---------------

  FLORIDA 8.6%
  Beacon Tradeport CDD, Special Assessment, Commercial Project, Series A, Pre-Refunded,
     6.00%, 5/01/16 ......................................................................   27,760,000         31,851,269
     6.20%, 5/01/22 ......................................................................   23,590,000         28,069,033
  Brighton Lakes CDD, GO, Special Assessment, Series B,
     7.375%, 5/01/07 .....................................................................    3,600,000          3,696,552
     7.625%, 5/01/31 .....................................................................    3,265,000          3,450,256
  Brooks of Bonita Springs CDD, Capital Improvement Revenue,
     6.85%, 5/01/31 ......................................................................    1,440,000          1,512,346
     Series A, 6.20%, 5/01/19 ............................................................    6,900,000          7,119,834
  Brooks of Bonita Springs II CDD, Capital Improvement Revenue,
    Series A, 7.00%, 5/01/31 .............................................................   12,365,000         13,072,649
  Capital Region CDD, Capital Improvement Revenue, Series A-2, 6.85%,
    5/01/31 ..............................................................................    2,395,000          2,559,369
  Cedar Hammock CDD, Capital Improvement Revenue, 6.375%, 11/01/04 .......................    3,460,000          3,467,508
  Championsgate CDD, Capital Improvement Revenue,
     Series A, 6.25%, 5/01/20 ............................................................    2,725,000          2,660,990
     Series B, 5.70%, 5/01/05 ............................................................    1,180,000          1,184,685
  Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%,
    8/15/32 ..............................................................................   10,550,000         11,005,865
  Falcon Trace CDD, Special Assessment, 6.00%, 5/01/20 ...................................    3,690,000          3,762,582
  Fleming Plantation CDD, Special Assessment, Series B, 7.375%,
    5/01/31 ..............................................................................    9,900,000         10,693,980
  Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D,
    6.00%, 6/01/23 .......................................................................    5,000,000          6,028,000
  Gateway Services District Water Management Benefit Tax Revenue, Second Assessment Area,
    Phase One, 8.00%, 5/01/20 ............................................................    3,825,000          3,948,624
  Groves CDD, Special Assessment Revenue,
     Series A, 7.75%, 5/01/32 ............................................................    1,790,000          1,659,294
     Series B, 7.625%, 5/01/08 ...........................................................    8,200,000          7,561,220



132 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  FLORIDA (CONT.)
  Halifax Hospital Medical Center Hospital Revenue, Series A, 7.25%,
     10/01/24 ............................................................................ $  4,700,000     $    5,083,332
     10/01/29 ............................................................................    1,400,000          1,511,944
  Heritage Harbor CDD, Special Assessment Revenue, Series A, 6.70%,
    5/01/19 ..............................................................................    1,635,000          1,677,330
  Heritage Palms CDD, Capital Improvement Revenue, 6.25%, 11/01/04 .......................    1,800,000          1,803,726
  Highlands County Health Facilities Authority Revenue, Adventist Health Systems, Refunding,
    5.25%, 11/15/28 ......................................................................    1,500,000          1,501,455
  Hillsborough County IDAR, Refunding, Series B, 5.25%,
     10/01/28 ............................................................................    1,500,000          1,493,835
     10/01/34 ............................................................................    7,250,000          7,163,217
  Indian Trace CDD,
     Special Assessment, Isles at Weston Project, 5.50%, 5/01/33 .........................    3,000,000          2,986,890
     Water Management Special Benefit, Refunding, Sub Series B, 8.25%,
      5/01/05 ............................................................................    1,650,000          1,682,125
     Water Management Special Benefit, Refunding, Sub Series B, 8.25%,
      5/01/11 ............................................................................   12,760,000         14,271,294
  Indian Trail ID, GO, Water Control and Improvement, Unit Development 18,
     6.875%, 8/01/10 .....................................................................      830,000            885,153
     7.00%, 8/01/20 ......................................................................    2,445,000          2,577,592
     7.25%, 8/01/31 ......................................................................    5,725,000          6,046,573
  Indigo CDD, Capital Improvement Revenue,
     Refunding, Series A, 7.00%, 5/01/31 .................................................      950,000            976,001
     Series C, 7.00%, 5/01/30 ............................................................    4,975,000          5,111,166
  Islands at Doral CDD Special Assessment, 6.125%, 5/01/24 ...............................    2,000,000          2,046,160
  Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32 ......................................    1,865,000          1,988,370
  Lakeland Retirement Community Revenue, first mortgage, Carpenters Home, Refunding,
    Series A, 6.75%, 1/01/19 .............................................................   15,345,000         15,374,309
  Lakeside Plantation CDD, Capital Improvement Revenue, 7.00%,
    5/01/07 ..............................................................................    2,015,570          2,026,232
  Lakewood Ranch CDD 3, Special Assessment Revenue, 7.625%, 5/01/18 ......................      480,000            501,370
  Lakewood Ranch CDD No. 2 Benefit Special Assessment, Series A,
    8.125%, 5/01/17 ......................................................................    3,380,000          3,525,036
  Lakewood Ranch CDD, Special Assessment Revenue, 6.00%, 5/01/08 .........................      235,000            242,043
  Largo First Mortgage Revenue, The Barrington Project, Series A,
    7.50%, 9/01/33 .......................................................................   11,000,000         11,289,630
  Marion County IDAR, Little Sumter Utility Co. Project, 7.15%,
    10/01/30 .............................................................................    4,250,000          4,269,380
  Mediterra North CDD, Capital Improvement Revenue, Series A,
    6.80%, 5/01/31 .......................................................................    8,560,000          9,044,667
  Mediterra South CDD, Capital Improvement Revenue,
     6.85%, 5/01/31 ......................................................................    2,675,000          2,843,070
     Series B, 6.95%, 5/01/31 ............................................................    7,530,000          7,935,867
a Miami-Dade County IDAR, Special Facilities, United Airlines Inc.
    Project, 6.05%, 3/01/35 ..............................................................    5,000,000            564,500
  Midtown Miami Community Development Special Assessment Revenue,
     Series A, 6.25%, 5/01/37 ............................................................    7,500,000          7,658,400
     Series B, 6.50%, 5/01/37 ............................................................    4,000,000          4,135,160
  Mount Dora Country Club CDD, Special Assessment Revenue,
     7.125%, 5/01/05 .....................................................................       65,000             65,689
     7.75%, 5/01/13 ......................................................................      645,000            656,565
  North Springs ID,
     Special Assessment Revenue, Parkland Isles Project, Series A,
     7.00%, 5/01/19 ......................................................................      950,000            988,665
     Special Assessment, Water Management, Series B, 8.30%, 5/01/24 ......................    1,555,000          1,590,547
  Northern Palm Beach County ID Revenue, Water Control and Improvement, Unit Development
    No. 43, 6.10%, 8/01/21 ...............................................................    2,775,000          2,882,281



                                                         Semiannual Report | 133

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  FLORIDA (CONT.)
  Northwood CDD, Special Assessment Revenue, Series B, 7.60%, 5/01/17 .................... $  1,290,000     $    1,301,146
  Oakstead CDD Revenue, Capital Improvement, Series A, 7.20%, 5/01/32 ....................    3,370,000          3,572,133
  Orange County Health Facilities Authority Revenue,
     Hospital Adventist Health System, 5.625%, 11/15/32 ..................................   10,000,000         10,380,400
     Hospital Orlando Regional Healthcare, 5.75%, 12/01/32 ...............................   15,000,000         15,566,400
  Parklands West CDD Revenue, Special Assessment, Series A, 6.90%,
    5/01/32 ..............................................................................    2,935,000          3,102,383
  Parkway Center CDD, Special Assessment, Series A, 8.25%, 5/01/31 .......................    1,401,443          1,387,779
  Pelican Marsh CDD, Special Assessment Revenue,
     Series A, 7.10%, 5/01/20 ............................................................    3,680,000          3,942,826
     Series A, 7.20%, 5/01/31 ............................................................    6,470,000          6,937,005
     Series B, 6.90%, 5/01/11 ............................................................    5,165,000          5,551,910
     Series C, 7.00%, 5/01/19 ............................................................   11,390,000         11,931,367
     Series D, 6.95%, 5/01/19 ............................................................    4,210,000          4,399,660
  Piney-Z CDD, Capital Improvement Revenue, Series A, 7.25%, 5/01/19 .....................      750,000            785,662
  Poinciana CDD, Special Assessment, Series A, 7.125%, 5/01/31 ...........................   10,505,000         11,092,965
  Reserve CDD,
     Capital Improvement Revenue, Stormwater Management, 8.25%,
     5/01/14 .............................................................................    3,165,000          3,234,883
     No. 2, Capital Improvement Revenue, 7.125%, 5/01/30 .................................    4,470,000          4,670,122
     Utility Revenue, Stormwater Management, Refunding, Series A,
      6.625%, 12/01/22 ...................................................................    4,100,000          4,265,927
  River Place St. Lucie CDD, Special Assessment Revenue,
     Series A, 7.625%, 5/01/21 ...........................................................    1,210,000          1,275,582
     Series A, 7.625%, 5/01/30 ...........................................................    1,590,000          1,678,309
     Series B, 7.25%, 5/01/10 ............................................................    1,340,000          1,402,913
  Riverwood Community Development Revenue, Special AD, Series A,
    7.75%, 5/01/14 .......................................................................      790,000            851,399
  Sampson Creek CDD, Capital Improvement Revenue, Series A, 6.95%,
    5/01/31 ..............................................................................    2,900,000          3,139,627
  South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24 ......................    2,895,000          2,937,991
  St. Lucie West Services District Capital Improvement Revenue, Cascades Project, 6.10%,
    5/01/18 ..............................................................................    2,210,000          2,262,775
  St. Lucie West Services District Special Assessment Revenue, Port St. Lucie, Water
    Management Benefit, Refunding, Series B,
     6.00%, 5/01/09 ......................................................................      820,000            834,629
     6.25%, 5/01/25 ......................................................................    5,080,000          5,255,311
  Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24 ...............................    2,295,000          2,325,432
  Stoneybrook West CDD, Special Assessment Revenue, Series A, 7.00%,
    5/01/32 ..............................................................................    3,075,000          3,248,369
  Sumter County IDAR, Little Sumter Utility Co. Project,
     6.75%, 10/01/27 .....................................................................    2,750,000          2,761,688
     7.25%, 10/01/27 .....................................................................    3,995,000          4,013,497
  Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%,
    5/01/31 ..............................................................................    1,385,000          1,469,319
  Venetian CDD, Capital Improvement Revenue, Series A, 6.75%, 5/01/34 ....................    8,635,000          9,149,214
  Verandah West CDD Revenue, Series A, 6.625%, 5/01/33 ...................................    8,900,000          9,196,993
  Village CDD, No. 4, Special Assessment Revenue, 7.20%, 5/01/31 .........................    8,850,000          9,510,033
  Village Center CDD, Recreational Revenue,
     Sub Series B, 6.30%, 1/01/07 ........................................................    1,110,000          1,148,395
     Sub Series B, 6.25%, 1/01/13 ........................................................    7,540,000          7,957,414
     Sub Series B, 8.25%, 1/01/17 ........................................................    2,180,000          2,358,455
     Sub Series C, 7.375%, 1/01/19 .......................................................    2,440,000          2,619,413
  Vista Lake CDD, Capital Improvement Revenue, Series A, 7.20%,
    5/01/32 ..............................................................................    2,760,000          2,932,334



134 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  FLORIDA (CONT.)
  Waterchase CDD, Capital Improvement Revenue, Series A, 6.70%,
    5/01/32 .............................................................................. $  2,930,000     $    3,090,945
  Waterlefe CDD, Capital Improvement Revenue, Series A, 6.95%,
    5/01/31 ..............................................................................    1,205,000          1,286,024
  Westchase East CDD, Capital Improvement Revenue, 7.10%, 5/01/21 ........................    1,490,000          1,584,079
                                                                                                            ---------------
                                                                                                               454,116,338
                                                                                                            ---------------

  GEORGIA 1.4%
  Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien, Series C,
    FSA Insured, 5.00%, 1/01/33 ..........................................................   21,000,000         21,291,690
  Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%,
    12/01/28 .............................................................................    1,470,000          1,262,994
  Floyd County Development Authority Environmental Improvement Revenue,
    Dates-Temple-Inland, 5.70%, 12/01/15 .................................................    1,575,000          1,662,838
  Forsyth County Hospital Authority Revenue, Anticipation Certificate, Georgia Baptist
    Health Care System Project, ETM,
     6.25%, 10/01/18 .....................................................................    6,000,000          7,159,440
     6.375%, 10/01/28 ....................................................................    8,000,000          9,920,400
  Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, MBIA Insured,
    5.00%, 7/01/34 .......................................................................   26,145,000         26,563,843
  McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest
    Products, 6.95%, 12/01/23 ............................................................    5,120,000          5,473,434
                                                                                                            ---------------
                                                                                                                73,334,639
                                                                                                            ---------------

  HAWAII .1%
  Hawaii State Department of Transportation Special Facilities Revenue, Continental
    Airlines Inc. Project, Refunding, 7.00%, 6/01/20 .....................................    4,240,000          3,595,435
                                                                                                            ---------------

  IDAHO .4%
  Nez Perce County PCR,
     Potlatch 84, 7.00%, 12/01/14 ........................................................    2,500,000          2,673,150
     Potlatch Corp. Project, Refunding, 6.00%, 10/01/24 ..................................   17,500,000         17,536,575
                                                                                                            ---------------
                                                                                                                20,209,725
                                                                                                            ---------------

  ILLINOIS 2.8%
  Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%,
    3/01/33 ..............................................................................    3,350,000          3,337,203
  Antioch Village Special Service Area No. 2 Special Tax, Clublands Project, 6.625%,
    3/01/33 ..............................................................................    5,650,000          5,628,417
  Bolingbrook Special Service Area No. 1, Special Tax, Augusta Village Project, 6.75%,
    3/01/32 ..............................................................................    5,500,000          5,671,655
  Bolingbrook Special Service Area No. 2, Special Tax, Bloomfield West Project, Series A,
     6.625%, 3/01/31 .....................................................................    4,530,000          4,667,667
     7.00%, 3/01/31 ......................................................................    5,000,000          5,274,550
  Bolingbrook Special Service Area No. 3, Special Tax, Lakewood Ridge Project, 7.05%,
    3/01/31 ..............................................................................    5,905,000          6,320,653
  Bryant PCR, Central Illinois Light Co. Project, Refunding, MBIA Insured, 5.90%, 8/01/23    11,000,000          11,140,030
  Cary Special Tax,
     Special Service Area No. 1 Cambridge, Series A, 7.625%, 3/01/30 .....................    3,856,000          4,160,894
     Special Service Area No. 2 Foxford Hill, 7.50%, 3/01/30 .............................    5,500,000          5,795,570


                                                         Semiannual Report | 135

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  ILLINOIS (CONT.)
  Chicago O'Hare International Airport Special Facilities Revenue, American Airlines Inc.
    Project, 8.20%, 12/01/24 ............................................................. $  7,830,000     $    5,794,905
  Gilberts Special Service Area No. 9, Special Tax, Big Timber Project,
    7.75%, 3/01/27 .......................................................................    6,000,000          6,625,980
  Illinois Educational Facilities Authority Revenue, Osteopathic Health Systems,
     ETM, 7.125%, 5/15/11 ................................................................    1,350,000          1,350,904
     Pre-Refunded, 7.25%, 5/15/22 ........................................................    4,960,000          4,963,373
  Illinois Health Facilities Authority Revenue,
     Northwestern Medical Center, MBIA Insured, Pre-Refunded, 6.625%,
     11/15/25 ............................................................................    6,500,000          6,702,475
     Rush Presbyterian Hospital, Refunding, Series A, MBIA Insured,
      6.25%, 11/15/20 ....................................................................    9,000,000          9,888,120
     Sarah Bush Lincoln Health Center, Refunding, Series B, 6.00%,
      2/15/11 ............................................................................    3,370,000          3,578,738
     St. Elizabeth's Hospital, 6.25%, 7/01/16 ............................................    1,215,000          1,284,352
     St. Elizabeth's Hospital, 6.375%, 7/01/26 ...........................................    6,695,000          6,910,378
     Thorek Hospital and Medical Center, Refunding, 5.375%, 8/15/28 ......................    8,595,000          8,093,310
  Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
    Convention Center,
     ETM, 7.00%, 7/01/26 .................................................................    7,500,000          9,857,475
     Pre-Refunded, 6.25%, 7/01/17 ........................................................   11,000,000         12,133,220
  Minooka Special Assessment, Improvement Prairie Ridge Project,
    6.875%, 3/01/33 ......................................................................    3,000,000          3,004,410
  Montgomery Special Assessment, Improvement, Lakewood Creek Project,
    7.75%, 3/01/30 .......................................................................    4,934,000          5,362,715
  Southwestern Development Authority Revenue, Anderson Hospital,
    5.625%, 8/15/29 ......................................................................    2,425,000          2,375,579
  Wauconda Special Service Area No. 1, Special Tax, Liberty Lakes Project, 6.625%,
    3/01/33 ..............................................................................    5,280,000          5,320,550
  Yorkville United City Special Service Area Special Tax, No. 2003, Windett Ridge Project,
    Series 101, 6.875%, 3/01/33 ..........................................................    3,900,000          4,041,492
                                                                                                            ---------------
                                                                                                               149,284,615
                                                                                                            ---------------

  INDIANA 1.6%
  Goshen Industrial Revenue, Greencroft Hospital Association Inc., Refunding, 5.75%,
     8/15/19 .............................................................................    3,000,000          2,920,770
     8/15/28 .............................................................................    5,000,000          4,762,850
  Indiana Health Facility Financing Authority Hospital Revenue,
     Community Foundation Northwest Indiana, Series A, 6.375%, 8/01/31 ...................   48,500,000         49,659,635
     Jackson County Scheck Memorial Hospital, Refunding, 5.125%,
      2/15/17 ............................................................................    1,500,000          1,547,760
     6.25%, 3/01/25 ......................................................................    3,200,000          3,273,728
     6.00%, 3/01/34 ......................................................................   12,000,000         11,967,000
  Indiana State Development Finance Authority Environmental Revenue, USX Corp. Project,
    Refunding, 5.60%, 12/01/32 ...........................................................    8,200,000          8,276,998
                                                                                                            ---------------
                                                                                                                82,408,741
                                                                                                            ---------------

  KENTUCKY 1.3%
  Kenton County Airport Board Airport Revenue, Special Facilities, Delta Airlines Project,
    Series A, 6.125%, 2/01/22 ............................................................    5,660,000          3,425,828
  Kenton County Airport Board Revenue, Special Facilities, Delta Airlines Inc. Project,
     Series A, 7.50%, 2/01/20 ............................................................   25,910,000         17,802,243
     Series A, 7.125%, 2/01/21 ...........................................................   22,195,000         14,431,633
     Series B, 7.25%, 2/01/22 ............................................................    4,275,000          2,804,614
  Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
    Regional Health Center Facility, Refunding and Improvement, 5.875%,
    10/01/22 .............................................................................    6,835,000          6,309,115


136 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  KENTUCKY (CONT.)
  Maysville Solid Waste Disposal Facilities Revenue, Inland Container Corp. Project,
    Refunding, 6.90%, 9/01/22 ............................................................ $ 16,000,000     $   17,040,800
  Powderly IDR, First Mortgage Revenue, Kroger Co., Refunding, 7.375%,
    9/01/06 ..............................................................................      370,000            376,689
  Russell Health System Revenue, Pre-Refunded, 8.10%, 7/01/15 ............................    6,550,000          7,366,648
                                                                                                            ---------------
                                                                                                                69,557,570
                                                                                                            ---------------

  LOUISIANA .9%
  Beauregard Parish Revenue, Boise Cascade Corporate Project, Refunding,
    6.80%, 2/01/27 .......................................................................   13,990,000         14,433,203
  Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding,
    6.70%, 3/01/13 .......................................................................    4,850,000          4,873,134
  West Feliciana Parish PCR,
     Entergy Gulf States Project, Refunding, Series B, 6.60%, 9/01/28 ....................   20,750,000         21,212,725
     Series A, 7.50%, 5/01/15 ............................................................    8,740,000          8,896,796
                                                                                                            ---------------
                                                                                                                49,415,858
                                                                                                            ---------------

  MAINE .7%
  Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20 ...................    4,800,000          4,844,208
  Skowhegan PCR, S.D. Warren Co.,
     Series A, 6.65%, 10/15/15 ...........................................................   24,570,000         24,736,093
     Series B, 6.65%, 10/15/15 ...........................................................    4,940,000          4,973,395
                                                                                                            ---------------
                                                                                                                34,553,696
                                                                                                            ---------------

  MARYLAND .8%
  Gaithersberg Hospital Facilities Revenue, Shady Grove Adventist Hospital, Refunding and
    Improvement, Series B, 8.50%, 9/01/07 ................................................    5,340,000          5,856,912
  Maryland State CDA, Department of Housing and Community Development Revenue, Series A,
    5.875%, 7/01/16 ......................................................................    2,500,000          2,614,850
  Maryland State EDC Revenue, Chesapeake Bay,
     senior lien, Series B, 7.50%, 12/01/14 ..............................................    1,915,000          1,909,274
     senior lien, Series B, 7.625%, 12/01/22 .............................................    6,740,000          6,728,946
     Series B, 7.75%, 12/01/31 ...........................................................   16,160,000         16,165,818
  Takoma Park Hospital Facilities Revenue, Washington Adventist Hospital Project, Series B,
    8.50%, 9/01/07 .......................................................................    6,975,000          7,717,628
                                                                                                            ---------------
                                                                                                                40,993,428
                                                                                                            ---------------

  MASSACHUSETTS .4%
  Massachusetts Bay Transportation Authority Revenue, General Transportation System,
    Series A, 7.00%, 3/01/21 .............................................................    2,000,000          2,528,320
  Massachusetts State Development Finance Agency Resource Recovery Revenue, Waste
    Management Inc. Project, Series B, 6.90%, 12/01/29 ...................................    3,000,000          3,413,760
  Massachusetts State Development Finance Agency Revenue,
     Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19 ........................    1,030,000          1,021,729
     Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29 .......................    1,620,000          1,564,207
     Loomis Community Project, first mortgage, Refunding, Series A, 5.75%,
      7/01/23 ............................................................................    3,500,000          3,252,725
     Loomis Community Project, first mortgage, Series A, 5.625%,
      7/01/15 ............................................................................    1,850,000          1,822,602



                                                         Semiannual Report | 137

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  MASSACHUSETTS (CONT.)
  Massachusetts State Health and Educational Facilities Authority Revenue, Saint Memorial
    Medical Center, Refunding, Series A,
     5.75%, 10/01/06 ..................................................................... $  2,485,000     $    2,494,890
     6.00%, 10/01/23 .....................................................................    6,235,000          5,883,533
a Massachusetts State Industrial Finance Agency Solid Waste Disposal Revenue, Massachusetts
    Paper Co. Project, senior lien, 8.50%, 11/01/12 ......................................   39,820,661          1,194,620
                                                                                                            ---------------
                                                                                                                23,176,386
                                                                                                            ---------------

  MICHIGAN 3.6%
  Delta County EDC, Environmental Improvement Revenue, Mead Escanaba Paper, Refunding,
    Series A, 6.25%, 4/15/27 .............................................................   10,500,000         11,090,835
  Detroit GO,
     Refunding, Series B, 6.375%, 4/01/07 ................................................    7,535,000          7,831,352
     Refunding, Series B, 6.25%, 4/01/08 .................................................    3,000,000          3,115,830
     Series A, Pre-Refunded, 6.80%, 4/01/15 ..............................................    5,160,000          5,377,081
  Dickinson County Memorial Hospital System Revenue, Pre-Refunded,
    8.125%, 11/01/24 .....................................................................    4,250,000          4,381,920
  Garden City Hospital Financing Authority Hospital Revenue, Refunding,
     5.625%, 9/01/10 .....................................................................    2,000,000          1,946,060
     5.75%, 9/01/17 ......................................................................    1,000,000            939,030
  Kent Hospital Finance Authority Health Care Revenue, Butterworth Health System, Series A,
    MBIA Insured, Pre-Refunded, 6.125%, 1/15/21 ..........................................   11,770,000         12,710,423
  Michigan State Hospital Finance Authority Revenue,
     Ascension Health Credit, Refunding, Series A, MBIA Insured, Pre-Refunded, 6.125%,
      11/15/23 ...........................................................................   18,000,000         21,022,920
     Detroit Medical Center Obligation Group, Refunding, Series A,
      6.25%, 8/15/13 .....................................................................    7,500,000          6,855,300
     Detroit Medical Center Obligation Group, Refunding, Series A,
      6.50%, 8/15/18 .....................................................................   30,205,000         27,160,638
     Detroit Medical Center Obligation Group, Refunding, Series B,
      5.50%, 8/15/23 .....................................................................      500,000            390,830
     Detroit Medical Center Obligation Group, Series A, 5.25%, 8/15/23 ...................      500,000            377,270
     Memorial Healthcare Center, Refunding, 5.75%, 11/15/15 ..............................    1,000,000          1,041,160
     Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%,
      8/15/16 ............................................................................    7,310,000          7,808,688
     Sinai Hospital, Refunding, 6.625%, 1/01/16 ..........................................    2,990,000          2,762,252
     Sinai Hospital, Refunding, 6.70%, 1/01/26 ...........................................    7,250,000          6,433,287
  Michigan State Strategic Fund Limited Obligation Revenue,
     Detroit Edison Co. Pollution Control Project, Refunding, Series C,
     5.45%, 9/01/29 ......................................................................   11,000,000         11,237,050
     Detroit Edison Co. Pollution Project, Refunding, Series BB, MBIA Insured, 6.20%,
      8/15/25 ............................................................................    7,825,000          8,303,968
  Midland County EDR, Refunding,
     Series A, 6.875%, 7/23/09 ...........................................................   35,000,000         36,461,250
     Series B, 6.75%, 7/23/09 ............................................................    4,000,000          4,170,120
  Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph's Hospital Project,
    Refunding, Series A, ETM, 5.60%, 2/15/13 .............................................    1,750,000          1,921,693
  Wayne Charter County Special Airport Facilities Revenue, Airport Revenues, Refunding,
    6.75%, 12/01/15 ......................................................................    4,995,000          4,336,509
                                                                                                            ---------------
                                                                                                               187,675,466
                                                                                                            ---------------




138 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  MINNESOTA 1.4%
  Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project,
    7.25%, 8/01/14 ....................................................................... $  9,000,000     $    9,670,590
  Maplewood Health Care Facility Revenue, Health East Project, 5.95%,
    11/15/06 .............................................................................    2,200,000          2,226,840
  Minneapolis and St. Paul Metropolitan Airports Commission Special Facilities Revenue,
     Northwest Airlines Project, Series A, 7.00%, 4/01/25 ................................    6,000,000          5,010,360
     Northwest Airlines, Series B, 6.50%, 4/01/25 ........................................    3,750,000          3,561,975
  Minneapolis CDA, Supported Development Revenue, Limited Tax, Series 3-A, 8.375%,
    12/01/19 .............................................................................      600,000            609,726
  Minneapolis Health Care Facility Revenue, Fairview Health Services, Series A, 5.625%,
    5/15/32 ..............................................................................   18,380,000         19,171,075
  Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
    Series A, 6.375%, 11/15/29 ...........................................................    6,500,000          7,043,985
  Minnesota State HFAR, Rental Housing, Refunding, Series D, MBIA Insured, 5.95%,
    2/01/18 ..............................................................................    2,265,000          2,321,195
  Roseville MFHR, Rosepointe I Project, Refunding, Series C, 8.00%,
    12/01/29 .............................................................................    3,260,000          3,438,420
a Southcentral Multi-County Housing and RDAR, Pooled Housing and Ltd. Annual Tax, Pooled
    Housing Program, 8.00%, 2/01/25 ......................................................   10,000,000          4,500,000
  St. Paul Housing and RDA, Tax Increment Revenue, Energy Park Project, Series A, 8.625%,
    9/01/07 ..............................................................................      720,000            728,078
  St. Paul Port Authority Lease Revenue, Mears Park Center Project, 6.50%,
     6/01/16 .............................................................................    4,275,000          4,007,086
     6/01/26 .............................................................................   10,660,000          9,980,958
                                                                                                            ---------------
                                                                                                                72,270,288
                                                                                                            ---------------

  MISSISSIPPI .7%
  Claiborne County PCR, Systems Energy Resources Inc., Refunding, 6.20%,
    2/01/26 ..............................................................................   33,295,000         33,327,962
  Corinth and Alcorn County Hospital Revenue, Magnolia Regional Health Center Project,
    Refunding, Series A, 5.50%, 10/01/21 .................................................    2,250,000          2,249,888
                                                                                                            ---------------
                                                                                                                35,577,850
                                                                                                            ---------------

  MISSOURI .7%
  Lake of the Ozarks Community Board Corp. Bridge System Revenue,
     Pre-Refunded, 6.25%, 12/01/16 .......................................................    1,000,000          1,116,630
     Pre-Refunded, 6.40%, 12/01/25 .......................................................    3,000,000          3,359,760
     Refunding, 5.25%, 12/01/20 ..........................................................    8,350,000          7,786,959
  St. Louis County IDA, Industrial Revenue, Kiel Center, Refunding,
     7.625%, 12/01/09 ....................................................................    8,000,000          8,087,840
     7.75%, 12/01/13 .....................................................................    5,175,000          5,233,892
     7.875%, 12/01/24 ....................................................................    6,000,000          6,069,840
  West Plains IDA, Hospital Revenue,
     Ozarks Medical Center, 6.30%, 11/15/11 ..............................................      940,000            989,820
     Ozarks Medical Center, 6.75%, 11/15/24 ..............................................    1,870,000          1,904,745
     Ozarks Medical Center Project, Refunding, 5.50%, 11/15/12 ...........................      500,000            502,195
                                                                                                            ---------------
                                                                                                                35,051,681
                                                                                                            ---------------

  NEBRASKA
  Scotts Bluff County Hospital Authority No. 1, Hospital Revenue, Regional West Medical
    Center, 6.375%, 12/15/08 .............................................................    1,145,000          1,160,503
                                                                                                            ---------------



                                                         Semiannual Report | 139

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NEVADA 3.4%
  Clark County ID, Special Assessment, Special ID No. 142, Local Improvement, 6.375%,
    8/01/23 .............................................................................. $  4,200,000     $    4,248,636
  Clark County IDR,
     Local ID No. 132, Summerlin, 6.875%, 2/01/21 ........................................    3,945,000          4,072,542
     Southwest Gas Corp., Series A, 6.50%, 12/01/33 ......................................   13,775,000         13,900,765
  Director of State Department of Business and Industry Revenue, Las Vegas Monorail Project,
    Second Tier,
     7.25%, 1/01/23 ......................................................................    8,000,000          8,089,200
     7.375%, 1/01/30 .....................................................................    9,000,000          9,087,120
     7.375%, 1/01/40 .....................................................................   45,000,000         45,182,250
  Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%,
    7/01/24 ..............................................................................    7,000,000          7,038,780
  Henderson Local ID No. 2, Special Assessment, 9.50%, 8/01/11 ...........................    1,325,000          1,355,939
  Henderson Local ID No. T-4C, Special Assessment, Green Valley, Refunding, Series A, 5.90%,
    11/01/18 .............................................................................    3,095,000          3,189,862
  Henderson Local ID No. T-12, Special Assessment, Series A, 7.375%,
    8/01/18 ..............................................................................   42,065,000         45,209,359
  Las Vegas IDR, Special Local ID No. 808, Summerlin, 6.75%, 6/01/21 .....................    8,390,000          8,652,103
  Las Vegas Local Improvement Bond Special Assessment, Special ID No. 404, FSA Insured,
    5.85%, 11/01/09 ......................................................................    2,950,000          2,971,594
  Las Vegas Local Improvement Bonds Special Assessment, Special Improvement, District
    No. 607, 6.25%, 6/01/24 ..............................................................    5,000,000          5,119,800
  Las Vegas Special Assessment ID No. 505, Elkhorn Springs, 8.00%,
    9/15/13 ..............................................................................    5,045,000          5,193,424
  Nevada Housing Division Revenue, SF Program,
     Sub Series A-1, FHA Insured, 8.75%, 10/01/04 ........................................       15,000             15,007
     Sub Series B-1, 7.90%, 10/01/05 .....................................................      135,000            135,784
     Sub Series C-1, 7.55%, 10/01/05 .....................................................      155,000            155,366
  Washoe County Revenue, Reno-Sparks Convention Center Project, FSA Insured, Pre-Refunded,
    6.40%, 7/01/29 .......................................................................   15,415,000         18,159,949
                                                                                                            ---------------
                                                                                                               181,777,480
                                                                                                            ---------------

  NEW HAMPSHIRE .4%
  New Hampshire Higher Education and Health Facilities Authority Revenue,
     Hillcrest Terrace, 7.50%, 7/01/24 ...................................................   16,850,000         16,259,239
     Littleton Hospital Association, Series B, 5.90%, 5/01/28 ............................    2,000,000          1,791,640
     New Hampshire Catholic Charities, Refunding, Series A, 5.75%,
      8/01/11 ............................................................................    1,300,000          1,337,362
                                                                                                            ---------------
                                                                                                                19,388,241
                                                                                                            ---------------

  NEW JERSEY 3.8%
  Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
     Series 1, 6.00%, 1/01/19 ............................................................    2,180,000          2,165,307
     Series 1, 6.00%, 1/01/29 ............................................................    5,000,000          4,917,850
     Series 2, 6.125%, 1/01/19 ...........................................................    2,125,000          2,130,036
     Series 2, 6.125%, 1/01/29 ...........................................................    5,105,000          5,101,273
  New Jersey EDA Revenue,
     FHA, Keswick Pines, Refunding, 5.75%, 1/01/24 .......................................    1,500,000          1,462,320
     first mortgage, Presbyterian, Series A, 6.25%, 11/01/20 .............................    7,635,000          7,760,901



140 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NEW JERSEY (CONT.)
  New Jersey EDA,
     Lease Revenue, International Center for Public Health Project, University of Medicine
      and Dentistry, AMBAC Insured, 6.00%, 6/01/32 ....................................... $  9,965,000     $   11,157,113
     Special Facility Revenue, Continental Airlines Inc. Project,
      6.625%, 9/15/12 ....................................................................   18,500,000         16,469,810
     Special Facility Revenue, Continental Airlines Inc. Project,
      6.25%, 9/15/19 .....................................................................   54,420,000         42,779,018
     Special Facility Revenue, Continental Airlines Inc. Project,
      6.40%, 9/15/23 .....................................................................   73,030,000         56,699,031
  New Jersey Health Care Facilities Financing Authority Revenue,
     5.50%, 7/01/33 ......................................................................    1,250,000          1,237,413
     Lutheran Home, Series A, 8.40%, 7/01/19 .............................................    2,100,000          2,112,453
     South Jersey Hospital, 5.875%, 7/01/21 ..............................................    7,500,000          7,811,775
     South Jersey Hospital, 6.00%, 7/01/32 ...............................................   18,000,000         18,727,020
     Trinitas Hospital Obligation Group, Refunding, 7.50%, 7/01/30 .......................    5,000,000          5,619,100
  Tobacco Settlement Financing Corp. Revenue, Asset Backed, Refunding,
     6.00%, 6/01/37 ......................................................................   10,000,000          8,442,000
     6.125%, 6/01/42 .....................................................................    9,050,000          7,669,242
                                                                                                            ---------------
                                                                                                               202,261,662
                                                                                                            ---------------

  NEW MEXICO 2.7%
  Farmington PCR,
     Public Service Co. of New Mexico, San Juan Project, Refunding, Series A, 6.30%,
      12/01/16 ...........................................................................   24,045,000         25,750,512
     Public Service Co. of New Mexico, San Juan Project, Refunding, Series D, 6.375%,
      4/01/22 ............................................................................   66,125,000         70,907,160
     Public Service Co. Project, Series A, 6.60%, 10/01/29 ...............................    6,000,000          6,621,360
     Tucson Electric Power Co., Series A, 6.95%, 10/01/20 ................................   37,000,000         38,866,280
                                                                                                            ---------------
                                                                                                               142,145,312
                                                                                                            ---------------

  NEW YORK 8.4%
  Corinth IDA, Environmental Improvement Revenue, International Paper Company Project,
    Refunding, Series A, 5.75%, 2/01/22 ..................................................    2,000,000          2,034,540
  MTA Transit Facilities Revenue, Series A, MBIA Insured, Pre-Refunded,
    5.875%, 7/01/27 ......................................................................   22,700,000         25,421,049
  New York City GO,
     Fiscal 2003, Series I, 5.00%, 3/01/24 ...............................................    5,000,000          5,083,050
     Fiscal 2003, Series I, 5.00%, 3/01/25 ...............................................    9,000,000          9,118,080
     Refunding, Series F, 6.00%, 8/01/11 .................................................   10,000,000         10,843,100
     Refunding, Series H, 6.25%, 8/01/15 .................................................   25,000,000         27,684,250
     Refunding, Series H, 6.125%, 8/01/25 ................................................    5,570,000          6,052,195
     Refunding, Series J, 6.00%, 8/01/21 .................................................    5,200,000          5,648,864
     Series A, 6.125%, 8/01/06 ...........................................................       95,000             98,168
     Series B, 7.00%, 2/01/18 ............................................................      115,000            115,374
     Series B, 6.00%, 8/15/26 ............................................................    1,250,000          1,332,275
     Series B, Pre-Refunded, 6.00%, 8/15/26 ..............................................    3,750,000          4,116,187
     Series D, 7.625%, 2/01/14 ...........................................................        5,000              5,018
     Series D, Pre-Refunded, 6.00%, 2/15/10 ..............................................    4,995,000          5,153,092
     Series E, Pre-Refunded, 6.25%, 2/15/07 ..............................................    3,270,000          3,377,125
     Series F, 7.50%, 2/01/21 ............................................................       85,000             85,297
     Series F, Pre-Refunded, 6.625%, 2/15/25 .............................................    8,625,000          8,922,045
     Series G, 6.125%, 10/15/11 ..........................................................   20,480,000         22,750,822


                                                         Semiannual Report | 141

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NEW YORK (CONT.)
  New York City GO, (cont.)
     Series G, 7.50%, 2/01/22 ............................................................ $     10,000     $       10,035
     Series G, Pre-Refunded, 6.20%, 10/15/14 .............................................   10,000,000         11,337,100
     Series H, Pre-Refunded, 6.125%, 8/01/25 .............................................       30,000             33,711
     Series I, 6.25%, 4/15/17 ............................................................    1,250,000          1,372,325
     Series I, 6.25%, 4/15/27 ............................................................    3,665,000          4,010,939
     Series I, Pre-Refunded, 6.25%, 4/15/17 ..............................................   24,120,000         27,014,882
     Series I, Pre-Refunded, 6.25%, 4/15/27 ..............................................   19,255,000         21,565,985
     Series J, Pre-Refunded, 6.00%, 8/01/21 ..............................................    4,800,000          5,376,816
  New York City IDA,
     Civic Facility Revenue, Amboy Properties Corp. Project, Refunding,
     6.75%, 6/01/20 ......................................................................    6,790,000          6,724,205
     Civic Facility Revenue, Series C, 6.80%, 6/01/28 ....................................    5,000,000          5,159,300
     Civic Facility Revenue, Staten Island University Hospital Project, Series C, 6.45%,
      7/01/32 ............................................................................    1,495,000          1,426,260
     Special Facilities Revenue, American Airlines Inc. Project, 6.90%,
      8/01/24 ............................................................................    4,000,000          2,520,680
     Special Facilities Revenue, British Airways PLC Project, 7.625%,
      12/01/32 ...........................................................................   15,000,000         14,865,150
     Special Facilities Revenue, JFK International Airport Project,
      Series A, 8.00%, 8/01/12 ...........................................................   74,000,000         59,948,140
  New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series E,
    5.00%, 6/15/34 .......................................................................   10,000,000         10,119,800
  New York State Dormitory Authority Revenue, State University Educational Facilities,
    Pre-Refunded, 6.00%, 5/15/18 .........................................................    5,000,000          5,470,050
  New York State Dormitory Authority Revenues,
     City University System, Third General, Series 2, Pre-Refunded, 6.00%,
     7/01/26 .............................................................................    6,100,000          6,701,094
     Mental Health Services, Refunding, Series A, 6.00%, 8/15/17 .........................    2,300,000          2,505,114
     Mental Health Services, Series A, Pre-Refunded, 6.00%, 8/15/17 ......................    8,940,000          9,984,013
  New York State HFA, Service Contract Obligation Revenue, Series A,
     6.00%, 3/15/26 ......................................................................      220,000            238,251
     Pre-Refunded, 6.00%, 3/15/26 ........................................................    4,755,000          5,258,887
  New York State HFAR, Refunding, Series A, 5.90%, 11/01/05 ..............................   12,515,000         13,104,582
  New York State Mortgage Agency Revenue, Homeowners Mortgage, Series 61, 5.80%,
    10/01/16 .............................................................................    5,000,000          5,217,800
  New York State Urban Development Corp. Revenue, Correctional Capital Facilities, Series 7,
    Pre-Refunded, 5.70%, 1/01/27 .........................................................    4,750,000          5,249,890
  Oneida County IDAR, Civic Facility, St. Elizabeth Medical, Series B,
    6.00%, 12/01/19 ......................................................................    1,000,000            968,860
  Onondaga County IDA, Solid Waste Disposal Facility Revenue, Solvay Paperboard LLC Project,
    Refunding,
     6.80%, 11/01/14 .....................................................................    5,000,000          5,297,050
     7.00%, 11/01/30 .....................................................................    7,000,000          7,373,730
  Port Authority of New York and New Jersey Special Obligation Revenue,
     3rd Installment, 7.00%, 10/01/07 ....................................................    5,300,000          5,509,244
     4th Installment, Special Project, 6.75%, 10/01/11 ...................................      925,000            978,114
     5th Installment, 6.75%, 10/01/19 ....................................................   17,500,000         18,176,200
     Continental Airlines Inc., Eastern Project, La Guardia, 9.00%,
      12/01/10 ...........................................................................   10,000,000         10,046,700
     Continental Airlines Inc., Eastern Project, La Guardia, 9.125%,
      12/01/15 ...........................................................................   27,650,000         27,887,237
  Utica IDA, Civic Facility Revenue, Utica College Civic Facility,
     6.75%, 12/01/21 .....................................................................    1,250,000          1,300,338
     6.85%, 12/01/31 .....................................................................    2,000,000          2,083,040
                                                                                                            ---------------
                                                                                                               442,676,053
                                                                                                            ---------------



142 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NORTH CAROLINA 1.6%
  North Carolina Eastern Municipal Power Agency Power System Revenue,
     Refunding, Series A, 5.75%, 1/01/26 ................................................. $ 37,500,000     $   38,842,125
     Refunding, Series B, 5.75%, 1/01/24 .................................................   35,750,000         37,245,423
     Refunding, Series D, 6.75%, 1/01/26 .................................................    5,000,000          5,509,300
     Series D, 6.70%, 1/01/19 ............................................................    2,000,000          2,234,080
  North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,
     3/01/16 .............................................................................    1,580,000          1,637,480
     9/01/17 .............................................................................    1,030,000          1,065,957
                                                                                                            ---------------
                                                                                                                86,534,365
                                                                                                            ---------------

  NORTH DAKOTA .5%
  Mercer County PCR, Basin Electric Power Corp., Refunding, Second Series, AMBAC Insured,
    6.05%, 1/01/19 .......................................................................   24,655,000         25,508,556
                                                                                                            ---------------

  OHIO 2.7%
  Akron COP, Akron Municipal Baseball Stadium Project, Capital Appreciation,
     6.30%, 12/01/05 .....................................................................    1,700,000          1,778,795
     6.40%, 12/01/06 .....................................................................    1,685,000          1,824,400
     6.50%, 12/01/07 .....................................................................    1,230,000          1,319,446
     6.90%, 12/01/16 .....................................................................    2,500,000          2,726,300
  Cuyahoga County Hospital Revenue, Refunding, 5.50%, 1/01/29 ............................   11,500,000         11,831,085
  Dayton Special Facilities Revenue, Emery Air Freight Corp., Emery Worldwide Air Inc.,
    Refunding,
     Series C, 6.05%, 10/01/09 ...........................................................   14,250,000         14,151,105
     Series E, 6.05%, 10/01/09 ...........................................................    5,250,000          5,213,565
     Series F, 6.05%, 10/01/09 ...........................................................    1,000,000            993,060
  Franklin County Health Care Facilities Revenue,
     Ohio Presbyterian, Series A, 7.125%, 7/01/29 ........................................    1,000,000          1,059,620
     Presbyterian Retirement Services, Refunding, 5.50%, 7/01/17 .........................    3,100,000          3,108,928
     Presbyterian Retirement Services, Refunding, 5.50%, 7/01/21 .........................      950,000            925,518
     Presbyterian Retirement Services, Series A, 6.625%, 7/01/13 .........................    1,000,000          1,063,210
  Lucas County Health Facilities Revenue, Presbyterian Retirement Services, Refunding,
    Series A,
     6.625%, 7/01/14 .....................................................................    1,000,000          1,046,420
     6.75%, 7/01/20 ......................................................................    2,000,000          2,058,480
  Montgomery County Health Systems Revenue,
     Series B-1, Pre-Refunded, 8.10%, 7/01/18 ............................................    5,695,000          6,418,711
     Series B-2, Pre-Refunded, 8.10%, 7/01/18 ............................................    5,845,000          6,589,780
     St. Leonard, Series B, Pre-Refunded, 8.10%, 7/01/18 .................................    8,700,000          9,803,327
  Ohio State Air Quality Development Authority Revenue,
     Dayton Power and Light Co. Project, Refunding, 6.10%, 9/01/30 .......................   17,900,000         17,928,998
     PCR, Cleveland Electric, Refunding, Series B, 6.00%, 8/01/20 ........................    6,250,000          6,420,375
     Pollution Control, Ohio Edison, Refunding, Series A, 5.95%,
      5/15/29 ............................................................................   13,000,000         13,032,890
  Ohio State Water Development Authority PCR, Facilities Revenue, Cleveland Electric,
    Refunding, Series A, 8.00%, 10/01/23 .................................................   27,700,000         28,395,824



                                                         Semiannual Report | 143

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  OHIO (CONT.)
  Toledo Lucas County Port Authority Airport Revenue, Refunding, Bax Global Project,
    Series 1, 6.25%, 11/01/13 ............................................................ $  4,500,000     $    4,562,145
  Willoughby IDR, Presbyterian Retirement Services, Refunding, Series A,
    6.875%, 7/01/16 ......................................................................    1,500,000          1,551,600
                                                                                                            ---------------
                                                                                                               143,803,582
                                                                                                            ---------------

  OKLAHOMA .2%
  Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project,
    Series B, 6.60%, 7/01/31 .............................................................    5,000,000          5,216,000
  Valley View Hospital Authority Revenue, Valley View Regional Medical Center, Refunding,
    6.00%, 8/15/14 .......................................................................    4,000,000          4,104,200
                                                                                                            ---------------
                                                                                                                 9,320,200
                                                                                                            ---------------

  OREGON 2.4%
  Klamath Falls Electric Revenue,
     Klamath Cogen, senior lien, Refunding, 5.75%, 1/01/13 ...............................   13,000,000         13,330,980
     Klamath Cogen, senior lien, Refunding, 5.875%, 1/01/16 ..............................   19,650,000         19,828,815
     Klamath Cogen, senior lien, Refunding, 6.00%, 1/01/25 ...............................   66,060,000         65,441,679
     Klamath Cogeneration Project, senior lien, 7.00%, 1/01/25 ...........................   12,900,000         13,574,541
  Oregon State Department of Administrative Services COP, Series A, AMBAC Insured,
    Pre-Refunded, 6.00%, 5/01/26 .........................................................    9,400,000         11,055,340
  Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
    Linfield College Project, Series A, 6.75%, 10/01/25 ..................................    5,220,000          5,798,689
                                                                                                            ---------------
                                                                                                               129,030,044
                                                                                                            ---------------

  PENNSYLVANIA 4.5%
  Allegheny County Hospital Development Authority Revenue, Health System,
     Series A, MBIA Insured, 6.50%, 11/15/30 .............................................   10,000,000         11,715,500
     Series B, 8.65%, 11/15/05 ...........................................................    2,000,000          2,043,000
     Series B, 9.25%, 11/15/15 ...........................................................   24,000,000         27,365,280
     Series B, 9.25%, 11/15/22 ...........................................................   24,000,000         27,286,560
  Allegheny County IDAR, Environmental Improvement, USX Corp., Refunding,
     6.10%, 7/15/20 ......................................................................    5,500,000          5,791,555
     Series A, 6.70%, 12/01/20 ...........................................................    9,400,000          9,638,572
  Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%,
    5/01/10 ..............................................................................    3,350,000          3,631,668
  Chartiers Valley Industrial and Commercial Development Authority Revenue, Asbury Health
    Center Project, Refunding, 7.40%, 12/01/15 ...........................................    5,250,000          5,367,232
  Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,
     6.10%, 1/01/06 ......................................................................    2,140,000          2,201,611
     6.50%, 1/01/08 ......................................................................      425,000            456,535
     6.10%, 7/01/13 ......................................................................   20,500,000         21,719,135
     6.20%, 7/01/19 ......................................................................    6,500,000          6,755,645
  Lancaster IDAR, Garden Spot Village Project, Series A, 7.625%,
    5/01/31 ..............................................................................    1,650,000          1,747,218
  Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding, Series A,
    MBIA Insured, 6.15%, 8/01/29 .........................................................    4,000,000          4,236,320



144 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  PENNSYLVANIA (CONT.)
  Pennsylvania Convention Center Authority Revenue, Refunding, Series A,
     6.25%, 9/01/04 ...................................................................... $  1,150,000     $    1,150,000
     6.60%, 9/01/09 ......................................................................   16,000,000         16,403,200
     6.70%, 9/01/14 ......................................................................   20,760,000         21,283,152
     6.75%, 9/01/19 ......................................................................   15,800,000         16,198,160
  Pennsylvania EDA, Financing Resources Recovery Revenue, Colver Project, Series D, 7.125%,
    12/01/15 .............................................................................   10,000,000         10,312,100
  Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
    Allegheny Delaware Valley Obligation Group, Series A, MBIA Insured,
    5.875%, 11/15/16 .....................................................................   13,000,000         14,111,630
  Philadelphia GO, Refunding, Series B, 6.00%, 5/15/05 ...................................    3,080,000          3,119,701
  Philadelphia IDA, Health Care Facility Revenue, Pauls Run, Series A,
    5.85%, 5/15/13 .......................................................................    2,200,000          2,232,736
  Philadelphia Water and Sewer Revenue, Series 10, ETM, 7.35%, 9/01/04 ...................    5,320,000          5,320,000
  Sayre Health Care Facilities Authority Revenue, Guthrie Health, Series A, 5.75%,
    12/01/21 .............................................................................    3,000,000          3,109,230
  South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital
    Project, Series A, MBIA Insured, 5.75%, 7/01/16 ......................................    8,130,000          8,780,237
  Washington County IDA, PCR, West Pennsylvania Power Co., Series G, AMBAC Insured,
    6.05%, 4/01/14 .......................................................................    5,025,000          5,250,472
                                                                                                            ---------------
                                                                                                               237,226,449
                                                                                                            ---------------

  RHODE ISLAND .4%
  Rhode Island State Health and Educational Building Corp. Revenue,
     Hospital Financing, Lifespan Obligation Group, 6.50%, 8/15/32 .......................    8,000,000          8,440,880
     Hospital Financing, Lifespan Obligation Group, MBIA Insured, 5.75%,
      5/15/23 ............................................................................    3,500,000          3,837,260
     Landmark Medical Center, Radian Insured, 5.875%, 10/01/19 ...........................    6,000,000          6,221,280
                                                                                                            ---------------
                                                                                                                18,499,420
                                                                                                            ---------------

  SOUTH CAROLINA .5%
  Dorchester County School District No. 002, Installment Purchase Revenue, Growth Remedy
    Opportunities Tax Hike, 5.25%, 12/01/29 ..............................................   16,500,000         16,654,935
  Piedmont Municipal Power Agency Electric Revenue, Refunding,
     6.60%, 1/01/21 ......................................................................    3,515,000          3,519,253
     Series A, 6.55%, 1/01/16 ............................................................    4,110,000          4,114,932
  Tobacco Settlement Revenue Management Authority, Tobacco Settlement Revenue, Series B,
    6.375%, 5/15/30 ......................................................................    3,750,000          3,329,850
                                                                                                            ---------------
                                                                                                                27,618,970
                                                                                                            ---------------

  TEXAS 2.0%
  Alliance Airport Authority Special Facilities Revenue, American Airlines Inc. Project,
    7.50%, 12/01/29 ......................................................................   15,500,000         10,269,060
  Angelina and Neches River Authority, Texas Waste Disposal Revenue, Adjusted Temple Inland
    Forest Products, 6.95%, 5/01/23 ......................................................    1,750,000          1,872,237
  Austin Convention Enterprises Inc. Convention Center Revenue, First Tier, Series A, 6.70%,
    1/01/32 ..............................................................................   10,000,000         10,589,200
  Bexar County Health Facilities Development Corp. Revenue, Incarnate Word Health Services,
    Refunding, FSA Insured, ETM, 6.00%, 11/15/15 .........................................    8,750,000          9,302,737



                                                         Semiannual Report | 145

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  TEXAS (CONT.)
  Brazos River Authority PCR, Refunding, TXU Energy Co. Project,
    Series B, 6.30%, 7/01/32 ............................................................. $  9,000,000     $    9,491,220
  Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12 ............................    2,765,000          2,822,208
  Decatur Hospital Authority Hospital Revenue, Series A, 5.75%,
    9/01/29 ..............................................................................    4,905,000          4,686,237
  El Paso Health Facilities Development Corp. Revenue, Senior Care Facilities,
    Bienvivir Senior Health,
     7.00%, 8/15/12 ......................................................................      955,000            988,425
     7.50%, 8/15/18 ......................................................................    2,300,000          2,425,396
     7.75%, 8/15/31 ......................................................................    3,000,000          3,172,110
  Georgetown Health Facilities Development Corp. Revenue, Georgetown Healthcare System,
    Refunding, 6.25%, 8/15/29 ............................................................   10,975,000         10,624,788
  Matagorda County Naval District No. 1 Revenue, Centerpoint Energy Project, Refunding,
    5.60%, 3/01/27 .......................................................................   11,000,000         11,227,480
  Nueces River Authority Environmental Improvement Revenue, Asarco Inc. Project, Refunding,
     5.60%, 1/01/27 ......................................................................    8,640,000          6,888,845
     Series A, 5.60%, 4/01/18 ............................................................    4,500,000          3,785,985
  Sabine River Authority PCR,
     Southwestern Electric Power Co., Refunding, MBIA Insured, 6.10%,
     4/01/18 .............................................................................    7,000,000          7,573,370
     Texas Energy Co. LLC Project, Refunding, Series B, 6.15%, 8/01/22 ...................    3,000,000          3,149,640
     TXU Energy Co. Project, Refunding, Series A, 5.80%, 7/01/22 .........................    1,000,000          1,039,390
  Texas State GO, Veterans Housing Assistance, Fund I, Refunding, Series A, 6.15%,
    12/01/25 .............................................................................    7,430,000          7,641,978
                                                                                                            ---------------
                                                                                                               107,550,306
                                                                                                            ---------------

  U.S. TERRITORIES 3.8%
  Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding,
     5.50%, 5/15/39 ......................................................................   11,500,000         10,106,430
     5.625%, 5/15/43 .....................................................................    3,500,000          3,081,400
  District of Columbia GO,
     Refunding, Series A, 5.875%, 6/01/05 ................................................    2,355,000          2,424,331
     Refunding, Series A, 6.00%, 6/01/07 .................................................    8,930,000          9,573,317
     Series A, ETM, 6.00%, 6/01/07 .......................................................    2,845,000          3,060,964
     Series A, Pre-Refunded, 6.375%, 6/01/11 .............................................   22,770,000         25,079,561
     Series A, Pre-Refunded, 6.375%, 6/01/16 .............................................   27,230,000         29,991,939
  District of Columbia Hospital Revenue, Medlantic Healthcare Group, Refunding, Series A,
    MBIA Insured, ETM, 5.875%, 8/15/19 ...................................................    8,850,000          9,546,318
  District of Columbia Revenue,
     Carnegie Endowment Revenue, 5.75%, 11/15/26 .........................................    5,410,000          5,738,712
     Methodist Home Issue, 6.00%, 1/01/29 ................................................    4,750,000          4,395,840
  District of Columbia Tobacco Settlement Financing Corp. Revenue, Asset Backed Bonds,
    6.50%, 5/15/33 .......................................................................   22,000,000         19,773,160
  Northern Mariana Islands Commonwealth Ports Authority Airport Revenue, senior lien,
    Series A, 6.25%, 3/15/28 .............................................................    8,885,000          9,070,252
  Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
    3/15/28 ..............................................................................    8,325,000          8,755,403
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series J,
    5.00%, 7/01/34 .......................................................................   11,500,000         11,570,265



146 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  U.S. TERRITORIES (CONT.)
  Puerto Rico Electric Power Authority Power Revenue, Series NN,
    5.125%, 7/01/29 ...................................................................... $ 11,500,000     $   11,782,210
  Virgin Islands PFAR, sub. lien, Fund Loan Notes, Refunding, Series E,
     5.75%, 10/01/13 .....................................................................   15,000,000         15,465,150
     5.875%, 10/01/18 ....................................................................    7,000,000          7,256,760
     6.00%, 10/01/22 .....................................................................   14,500,000         14,909,190
                                                                                                            ---------------
                                                                                                               201,581,202
                                                                                                            ---------------

  UTAH .1%
  Carbon County Solid Waste Disposal Revenue, Laidlaw Environmental Services, Refunding,
    Series A, 7.45%, 7/01/17 .............................................................    2,500,000          2,606,175
                                                                                                            ---------------

  VERMONT .3%
  Vermont Educational and Health Buildings Financing Agency Revenue, Fletcher Allen Health,
    Series A, AMBAC Insured, 6.00%, 12/01/23 .............................................   15,000,000         16,900,950
                                                                                                            ---------------

  VIRGINIA .5%
  Peninsula Ports Authority Coalition Terminal Revenue, Dominion Terminal Associates,
    Refunding, 6.00%, 4/01/33 ............................................................    9,000,000          9,419,760
  Virginia Beach Development Authority Residential Care Facility Mortgage Revenue,
    Westminster Canterbury Project, Series A,
     7.125%, 11/01/23 ....................................................................    5,000,000          5,389,000
     7.25%, 11/01/32 .....................................................................    9,000,000          9,758,340
                                                                                                            ---------------
                                                                                                                24,567,100
                                                                                                            ---------------

  WEST VIRGINIA
  West Virginia State Hospital Finance Authority Hospital Revenue, Logan General Hospital
    Project, Refunding and Improvement, 7.25%, 7/01/20 ...................................   15,000,000          1,455,000
                                                                                                            ---------------

  WISCONSIN .4%
  Kaukauna Environmental Improvement Revenue, International Paper Co. Project, Series A,
    6.70%, 5/01/24 .......................................................................    4,100,000          4,364,286
  Wisconsin State Health and Educational Facilities Authority Revenue,
     Fort Healthcare Inc. Project, 5.75%, 5/01/24 ........................................    5,000,000          5,073,600
     Franciscan Skemp Medical Center Inc. Project, 6.25%, 11/15/20 .......................    9,510,000          9,983,883
     New Castle Place Project, Series A, 7.00%, 12/01/31 .................................    2,500,000          2,559,275
                                                                                                            ---------------
                                                                                                                21,981,044
                                                                                                            ---------------

  WYOMING .2%
  Sweetwater County PCR, Idaho Power Co. Project, Refunding, Series A,
    6.05%, 7/15/26 .......................................................................   10,500,000         11,107,215
                                                                                                            ---------------
  TOTAL BONDS                                                                                                4,624,011,740
                                                                                                            ---------------




                                                         Semiannual Report | 147

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STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON/STEP-UP BONDS 7.7%
  CALIFORNIA 6.6%
  Foothill/Eastern Corridor Agency Toll Road Revenue,
     Capital Appreciation, Refunding, 1/15/22 ............................................ $ 49,115,000     $   17,693,679
     Capital Appreciation, Refunding, 1/15/31 ............................................    4,000,000            818,240
     Capital Appreciation, Refunding, 1/15/34 ............................................    4,500,000            768,465
     Capital Appreciation, Refunding, 1/15/36 ............................................    4,000,000            603,760
     Convertible Capital Appreciation, Refunding, 1/15/23 ................................   35,000,000         27,165,600
  San Francisco City and County RDA, Lease Revenue, George R. Moscone Center,
     7/01/09 .............................................................................    3,750,000          3,212,550
     7/01/10 .............................................................................    4,500,000          3,665,655
     7/01/12 .............................................................................    4,500,000          3,318,210
     7/01/13 .............................................................................    4,250,000          2,944,655
     7/01/14 .............................................................................    2,250,000          1,471,207
  San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
     junior lien, ETM, 1/01/05 ...........................................................    8,000,000          7,968,640
     junior lien, ETM, 1/01/06 ...........................................................    9,000,000          8,806,950
     junior lien, ETM, 1/01/07 ...........................................................    9,400,000          8,964,122
     junior lien, ETM, 1/01/08 ...........................................................   10,400,000          9,609,392
     junior lien, ETM, 1/01/09 ...........................................................   21,800,000         19,196,862
     junior lien, ETM, 1/01/10 ...........................................................   15,000,000         12,679,200
     junior lien, ETM, 1/01/12 ...........................................................   30,100,000         23,158,338
     junior lien, ETM, 1/01/24 ...........................................................   52,700,000         20,251,556
     junior lien, ETM, 1/01/25 ...........................................................   45,200,000         16,302,736
     junior lien, ETM, 1/01/26 ...........................................................  131,900,000         44,778,731
     junior lien, ETM, 1/01/27 ...........................................................  139,100,000         44,404,893
     senior lien, Refunding, Series A, 1/15/16 ...........................................   22,500,000         19,290,150
     senior lien, Refunding, Series A, 1/15/17 ...........................................   20,000,000         17,019,200
     senior lien, Refunding, Series A, 1/15/23 ...........................................   20,000,000         16,567,000
     senior lien, Refunding, Series A, 1/15/24 ...........................................   20,000,000         16,434,000
                                                                                                            ---------------
                                                                                                               347,093,791
                                                                                                            ---------------

  KENTUCKY .5%
  Kentucky Economic Development Finance Authority Revenue, Norton Healthcare Inc.,
    Series C, MBIA Insured,
     zero cpn. to 10/01/05, 6.10% thereafter, 10/01/22 ...................................   15,975,000         16,654,896
     zero cpn. to 10/01/05, 6.15% thereafter, 10/01/27 ...................................   10,000,000         10,114,200
                                                                                                            ---------------
                                                                                                                26,769,096
                                                                                                            ---------------

  NEW YORK
  MAC for City of Troy Revenue, Capital Appreciation, Series C, MBIA Insured,
     7/15/21 .............................................................................      428,010            199,740
     1/15/22 .............................................................................      649,658            290,923
                                                                                                            ---------------
                                                                                                                   490,663
                                                                                                            ---------------




148 | Semiannual Report

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STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  ZERO COUPON/STEP-UP BONDS (CONT.)
  TENNESSEE .4%
  Johnson City Health and Educational Facilities Board Hospital Revenue, First Mortgage
    Mountain States Health, Refunding, Series A, MBIA Insured,
     7/01/27 ............................................................................. $ 19,365,000     $    5,725,262
     7/01/28 .............................................................................   19,400,000          5,412,406
     7/01/29 .............................................................................   19,365,000          5,083,700
     7/01/30 .............................................................................   19,370,000          4,806,278
  Knox County Health and Housing Facilities Board Hospital Facilities
    Revenue, Refunding and
    Improvement, FSA Insured, 1/01/25 ....................................................    5,000,000          1,588,400
  Knox County Health Educational and Housing Board Hospital Facilities Revenue, Refunding
    and Improvement, FSA Insured, 1/01/26 ................................................    2,610,000            774,596
                                                                                                            ---------------
                                                                                                                23,390,642
                                                                                                            ---------------

  TEXAS .2%
  Texas State Turnpike Authority Revenue, Capital Appreciation, AMBAC
    Insured, 8/15/32 .....................................................................   51,000,000          9,956,219
                                                                                                            ---------------
  TOTAL ZERO COUPON/STEP-UP BONDS                                                                              407,700,411
                                                                                                            ---------------
  TOTAL LONG TERM INVESTMENTS (COST $4,845,496,093)                                                          5,031,712,151
                                                                                                            ---------------
  SHORT TERM INVESTMENTS 3.3%
  BONDS
  ARIZONA .1%
b Arizona Health Facilities Authority Revenue, Arizona Voluntary Hospital Federation,
    Series A, Weekly VRDN and Put, FGIC Insured, 1.35%, 10/01/15 .........................    2,800,000          2,800,000
b University of Arizona COP, Main Campus and Research, Series A, AMBAC Insured, Weekly
    VRDN and Put, 1.33%, 6/01/25 .........................................................      500,000            500,000
                                                                                                            ---------------
                                                                                                                 3,300,000
                                                                                                            ---------------

  CALIFORNIA .7%
b California State Department of Water Resource Power Supply Revenue, Series B-3, Daily
    VRDN and Put, 1.31%, 5/01/22 .........................................................    6,300,000          6,300,000
b California State Department of Water Resources Power Supply Revenue, Series C-7,
    FSA Insured, Weekly VRDN and Put, 1.33%, 5/01/22 .....................................    7,900,000          7,900,000
b California State Economic Recovery GO, Series C-2, Daily VRDN and
    Put, 1.32%, 7/01/23 ..................................................................   19,400,000         19,400,000
b Metropolitan Water District Southern California Waterworks Revenue, Refunding, Series B-1,
    Daily VRDN and Put, 1.33%, 7/01/35 ...................................................    1,600,000          1,600,000
                                                                                                            ---------------
                                                                                                                35,200,000
                                                                                                            ---------------

  CONNECTICUT .1%
b Connecticut State Health and Educational Facilities Authority Revenue, Weekly VRDN and
    Put, 1.31%, 7/01/27 ..................................................................    3,000,000          3,000,000
                                                                                                            ---------------

  FLORIDA .1%
b Jacksonville Health Facilities Authority Hospital Revenue,
     Baptist Medical Center Project, Daily VRDN and Put, 1.32%, 8/15/21 ..................      200,000            200,000
     Series C, Daily VRDN and Put, 1.32%, 8/15/33 ........................................    2,520,000          2,520,000
                                                                                                            ---------------
                                                                                                                 2,720,000
                                                                                                            ---------------



                                                         Semiannual Report | 149

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STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  GEORGIA .2%

b Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
    Weekly VRDN and Daily Put, 1.30%, 10/01/16 ........................................... $  2,800,000     $    2,800,000
b Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 1.35%,
    11/01/41 .............................................................................      100,000            100,000
b Hapeville IDAR, Hapeville Hotel Ltd., Daily VRDN and Put, 1.32%,
    11/01/15 .............................................................................    5,200,000          5,200,000
b Monroe County Development Authority PCR, Oglethorpe Power, Scherer, Refunding, Series B,
    AMBAC Insured, Daily VRDN & Put, 1.36%, 1/01/20 ......................................    1,000,000          1,000,000
                                                                                                            ---------------
                                                                                                                 9,100,000
                                                                                                            ---------------

  KENTUCKY .1%
b Berea Educational Facilities Revenue, Series A, Daily VRDN and Put,
    1.35%, 6/01/32 .......................................................................    4,600,000          4,600,000
                                                                                                            ---------------

  LOUISIANA .1%
b Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
    First Stage, ACES, Refunding, Daily VRDN and Put, 1.35%, 9/01/17 .....................    5,500,000          5,500,000
                                                                                                            ---------------

  MASSACHUSETTS .2%
b Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
    Program, Series D, MBIA Insured, Daily VRDN and Put, 1.32%, 1/01/35 ..................    8,200,000          8,200,000
b Massachusetts State Water Resource Authority Revenue, Multi-Modal, Refunding,
    Sub Series D, Daily VRDN and Put, 1.35%, 8/01/17 .....................................    1,300,000          1,300,000
                                                                                                            ---------------
                                                                                                                 9,500,000
                                                                                                            ---------------

  MICHIGAN
b Michigan State University Revenues, Series A, Daily VRDN and Put, 1.35%,
    8/15/32 ..............................................................................    1,000,000          1,000,000
                                                                                                            ---------------

  MINNESOTA .1%
b Hennepin County GO, Series B, Weekly VRDN and Put, 1.17%, 12/01/20 .....................    3,860,000          3,860,000
b Minneapolis Convention Center GO, Weekly VRDN and Put, 1.17%,
    12/01/18 .............................................................................    2,000,000          2,000,000
                                                                                                            ---------------
                                                                                                                 5,860,000
                                                                                                            ---------------

  MISSOURI .1%
b Berkeley IDA, IDR, Flight Safety International Inc. Project, Weekly VRDN & Put, .83%,
    9/01/04 ..............................................................................    4,000,000          4,000,000
b Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
    Washington University, Series B, Daily VRDN and Put, 1.34%, 2/15/33 ..................    2,600,000          2,600,000
                                                                                                            ---------------
                                                                                                                 6,600,000
                                                                                                            ---------------

  NEW JERSEY .1%
b New Jersey Sports and Exposition Authority State Contract Revenue, Refunding, Series B-2,
    MBIA Insured, Weekly VRDN and Put, 1.20%, 3/01/21 ....................................    5,700,000          5,700,000
                                                                                                            ---------------

  NEW YORK .9%
b Long Island Power Authority Electric System Revenue, Sub Series 3B, Daily VRDN and Put,
    1.30%, 5/01/33 .......................................................................    5,450,000          5,450,000
b New York City GO,
     Sub Series A-7, Daily VRDN and Put, 1.33%, 8/01/20 ..................................    2,800,000          2,800,000
     Sub Series E-3, Daily VRDN and Put, 1.33%, 8/01/23 ..................................    2,400,000          2,400,000
     Sub Series H-1, Daily VRDN and Put, 1.30%, 3/01/34 ..................................   11,000,000         11,000,000


150 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH YIELD TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT        VALUE
---------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  NEW YORK (CONT.)
b New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Fiscal 2003, Refunding, Sub Series C-3, Daily VRDN and Put, 1.33%,
     6/15/18 ............................................................................. $  6,000,000     $    6,000,000
     Series A, FGIC Insured, Daily VRDN and Put, 1.30%, 6/15/25 ..........................    4,700,000          4,700,000
     Series C, Daily VRDN and Put, 1.26%, 6/15/33 ........................................    8,615,000          8,615,000
     Series G, FGIC Insured, Daily VRDN and Put, 1.33%, 6/15/24 ..........................    5,050,000          5,050,000
                                                                                                            ---------------
                                                                                                                46,015,000
                                                                                                            ---------------

  NORTH CAROLINA .1%
b North Carolina Medical Care Commission Hospital Revenue, Pooled Financing Project,
    Series A, Daily VRDN and Put, 1.32%, 10/01/16 ........................................    3,955,000          3,955,000
b North Carolina State GO, Series G, Weekly VRDN and Put, 1.20%,
    5/01/21 ..............................................................................    2,900,000          2,900,000
                                                                                                            ---------------
                                                                                                                 6,855,000
                                                                                                            ---------------

  OHIO .1%
b Ohio State Air Quality Development Authority Revenue, PCR, Ohio Edison, Series C, Daily
    VRDN and Put, 1.36%, 6/01/23 .........................................................    3,530,000          3,530,000
                                                                                                            ---------------

  TENNESSEE .3%
b Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN
    and Put, 1.37%, 7/01/31 ..............................................................    4,000,000          4,000,000
b Knox County Health Educational and Housing Facility Board Student Housing Revenue,
    Volunteer Student Housing LLC Project, Weekly VRDN and Put, 1.33%,
    9/01/34 ..............................................................................    2,200,000          2,200,000
b Metropolitan Government Nashville and Davidson County IDR, Refunding, Ridgelake

    Apartments Project, Weekly VRDN and Put, 1.34%, 9/01/34 ..............................    3,500,000          3,500,000
b Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
    and Put, 1.37%, 7/01/34 ..............................................................    5,000,000          5,000,000
                                                                                                            ---------------
                                                                                                                14,700,000
                                                                                                            ---------------

  U.S. TERRITORIES
b Puerto Rico Commonwealth Government Development Bank Revenue, Refunding,
    MBIA Insured, Weekly VRDN and Put, 1.25%, 12/01/15 ...................................      100,000            100,000
b Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 1.32%, 7/01/28 .........................      200,000            200,000
                                                                                                            ---------------
                                                                                                                   300,000
                                                                                                            ---------------
  TOTAL SHORT TERM INVESTMENTS (COST $163,480,000) .......................................                     163,480,000
                                                                                                            ---------------
  TOTAL INVESTMENTS (COST $5,008,976,093) 98.6% ..........................................                   5,195,192,151
  OTHER ASSETS, LESS LIABILITIES 1.4% ....................................................                      75,610,328
                                                                                                            ---------------
  NET ASSETS 100.0% ......................................................................                  $5,270,802,479
                                                                                                            ===============




See glossary of terms on page 178.

aDefaulted securities. See Note 6.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                    Semiannual Report | See notes to financial statements. | 151

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND

                                                    ---------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2004                   YEAR ENDED FEBRUARY 28,
CLASS A                                                (UNAUDITED)       2004 d      2003        2002        2001        2000 d
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............        $12.23      $12.03      $11.85      $11.70      $10.99      $11.96
                                                    ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................           .27         .54         .56         .57         .59         .60
 Net realized and unrealized gains (losses) .......          (.19)        .19         .18         .15         .71        (.96)
                                                    ---------------------------------------------------------------------------
Total from investment operations ..................           .08         .73         .74         .72        1.30        (.36)
                                                    ---------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................          (.27)       (.53)       (.56)       (.57)       (.59)       (.61)
 Net realized gains ...............................            --          --          --          --          --          -- e
                                                    ---------------------------------------------------------------------------
Total distributions ...............................          (.27)       (.53)       (.56)       (.57)       (.59)       (.61)
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ....................        $12.04      $12.23      $12.03      $11.85      $11.70      $10.99
                                                    ===========================================================================

Total return b ....................................          .73%       6.27%       6.41%       6.35%      12.16%     (3.08)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................      $758,627    $786,938    $778,716    $731,972    $654,709    $617,407
Ratios to average net assets:
 Expenses .........................................          .65% c      .65%        .65%        .65%        .67%        .65%
 Net investment income ............................         4.52% c     4.31%       4.68%       4.86%       5.24%       5.23%
Portfolio turnover rate ...........................         5.08%       8.95%      17.95%       6.11%      20.19%      21.21%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

cAnnualized.

dFor the year ended February 29.

eThe fund made a capital gain distribution of $.003.

152 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND (CONTINUED)

                                                    ---------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2004                   YEAR ENDED FEBRUARY 28,
CLASS B                                                (UNAUDITED)       2004 d      2003        2002        2001        2000 e
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............        $12.29      $12.09      $11.90      $11.74      $11.00      $10.89
                                                    ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................           .24         .48         .49         .51         .54         .06
 Net realized and unrealized gains (losses) .......          (.19)        .19         .19         .16         .73         .10
                                                    ---------------------------------------------------------------------------
Total from investment operations ..................           .05         .67         .68         .67        1.27         .16
Less distributions from net investment income .....          (.24)       (.47)       (.49)       (.51)       (.53)       (.05)
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ....................        $12.10      $12.29      $12.09      $11.90      $11.74      $11.00
                                                    ===========================================================================

Total return b ....................................          .44%       5.67%       5.88%       5.82%      11.81%       1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $80,211     $80,303     $67,994     $36,461      $9,798        $226
Ratios to average net assets:
 Expenses .........................................         1.20% c     1.20%       1.20%       1.20%       1.21%       1.20% c
 Net investment income ............................         3.97% c     4.86%       4.13%       4.31%       4.64%       4.66% c
Portfolio turnover rate ...........................         5.08%       8.95%      17.95%       6.11%      20.19%      21.21%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cAnnualized.

dFor the year ended February 29.

eFor the period February 1, 2000 (effective date) to February 29, 2000.

                    Semiannual Report | See notes to financial statements. | 153

Franklin Tax-Free Trust

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND (CONTINUED)

                                                    ---------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2004                   YEAR ENDED FEBRUARY 28,
CLASS C                                                (UNAUDITED)       2004 d      2003        2002        2001        2000 d
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............        $12.32      $12.11      $11.93      $11.77      $11.05      $12.03
                                                    ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................           .24         .48         .50         .51         .53         .54
 Net realized and unrealized gains (losses) .......          (.19)        .20         .18         .16         .72        (.98)
                                                    ---------------------------------------------------------------------------
Total from investment operations ..................           .05         .68         .68         .67        1.25        (.44)
                                                    ---------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................          (.24)       (.47)       (.50)       (.51)       (.53)       (.54)
 Net realized gains ...............................            --          --          --          --          --          -- e
                                                    ---------------------------------------------------------------------------
Total distributions ...............................          (.24)       (.47)       (.50)       (.51)       (.53)       (.54)
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ....................        $12.13      $12.32      $12.11      $11.93      $11.77      $11.05
                                                    ===========================================================================

Total return b ....................................          .44%       5.72%       5.80%       5.81%      11.59%     (3.69)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................      $108,987    $111,847    $100,410     $74,104     $53,381     $46,403
Ratios to average net assets:
 Expenses .........................................         1.20% c     1.22%       1.18%       1.20%       1.21%       1.20%
 Net investment income ............................         3.97% c     4.88%       4.15%       4.31%       4.69%       4.67%
Portfolio turnover rate ...........................         5.08%       8.95%      17.95%       6.11%      20.19%      21.21%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cAnnualized.

dFor the year ended February 29.

eThe fund made a capital gain distribution of $.003.

154 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.0%
  BONDS 98.0%
  Aberdeen Township GO, Refunding, FGIC Insured, 5.70%, 2/01/22 ............................ $ 4,100,000      $  4,488,393
  Allamuchy Town Board of Education COP, MBIA Insured, 6.00%, 11/01/14 .....................   1,000,000         1,027,690
  Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project,
    MBIA Insured, ETM, 7.40%, 7/01/16 ......................................................   9,500,000        12,250,440
  Berkeley Township Board of Education GO, FSA Insured, 4.75%, 8/01/22 .....................   1,975,000         2,024,019
  Branchburg Township Board of Education GO, FGIC Insured, 5.00%,
     7/15/26 ...............................................................................   1,230,000         1,257,896
     7/15/27 ...............................................................................   1,300,000         1,326,416
     7/15/28 ...............................................................................   1,365,000         1,392,737
     7/15/29 ...............................................................................   1,440,000         1,468,411
  Camden County Improvement Authority Health System Revenue, Catholic Health East, Series B,
    AMBAC Insured, 5.00%, 11/15/28 .........................................................  11,600,000        11,783,048
  Cape May County IPC, Financing Authority Revenue, Atlantic City Electric Co., Refunding,
    Series A, MBIA Insured, 6.80%, 3/01/21 .................................................   5,400,000         7,035,876
  Carteret Board of Education COP, MBIA Insured,
     5.75%, 1/15/30 ........................................................................   1,155,000         1,267,485
     Pre-Refunded, 6.25%, 4/15/19 ..........................................................   2,750,000         2,821,692
  Delaware River and Bay Authority Revenue,
     FGIC Insured, 5.25%, 1/01/26 ..........................................................   9,000,000         9,278,820
     MBIA Insured, 5.00%, 1/01/27 ..........................................................  10,000,000        10,183,400
     Series A, AMBAC Insured, 5.75%, 1/01/29 ...............................................   4,000,000         4,387,240
  Delaware River Port Authority Pennsylvania and New Jersey Delaware River Bridges Revenue,
    FSA Insured, 5.75%,
     1/01/22 ...............................................................................   8,500,000         9,504,955
     1/01/26 ...............................................................................  10,000,000        10,982,500
  East Orange GO, Water Utility, AMBAC Insured, 5.70%,
     6/15/23 ...............................................................................   1,200,000         1,288,656
     6/15/24 ...............................................................................   1,385,000         1,482,269
     6/15/25 ...............................................................................   1,465,000         1,562,027
  Egg Harbor Township School District GO, Refunding, FGIC Insured,
    5.125%, 7/15/24 ........................................................................   4,870,000         5,095,773
  Freehold Township Board Education GO, MBIA Insured, 5.00%, 2/15/30 .......................   1,500,000         1,527,255
  Gloucester County Improvement Authority Solid Waste Resource Recovery Revenue,
    Waste Management Inc. Project, Refunding,
     Series A, 6.85%, 12/01/29 .............................................................   1,375,000         1,561,409
     Series B, 7.00%, 12/01/29 .............................................................   1,250,000         1,428,262
  Hammonton School District GO, FGIC Insured, 5.00%,
     8/01/26 ...............................................................................   1,155,000         1,184,533
     8/01/27 ...............................................................................   1,215,000         1,242,836
  Health Care Facilities Financing Authority Revenue, Englewood Hospital, MBIA Insured, 5.00%,
    8/01/31 ................................................................................   7,330,000         7,444,568
  Higher Education Student Assistance Authority Student Loan Revenue, Series A, MBIA Insured,
    6.15%, 6/01/19 .........................................................................   1,965,000         2,099,347
  Highland Park School District GO, Refunding, MBIA Insured, 5.125%,
    2/15/25 ................................................................................   7,120,000         7,274,219
  Hoboken GO, Parking Utility, Series A, FGIC Insured, 5.00%, 1/01/23 ......................   4,315,000         4,512,023
  Hoboken New Jersey Parking Authority Parking Revenue, AMBAC Insured, Pre-Refunded, 5.30%,
    5/01/27 ................................................................................   3,600,000         4,148,352
  Hudson County Improvement Authority Solid Waste Systems Revenue, Koppers Site Project,
    Series A, 6.125%, 1/01/29 ..............................................................   6,510,000         6,352,653


                                                         Semiannual Report | 155

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Jackson Township School District GO, FGIC Insured, 5.00%, 4/15/25 ........................ $ 3,000,000      $  3,097,620
  Jersey City GO,
     FSA Insured, 5.00%, 3/01/21 ...........................................................   1,500,000         1,556,835
     Series A, FSA Insured, 5.625%, 3/01/20 ................................................   1,000,000         1,112,580
  Lafayette Yard Community Development Revenue, Hotel/Conference Center Project-Trenton
    Guaranteed, MBIA Insured, Pre-Refunded,
     6.00%, 4/01/29 ........................................................................   1,750,000         2,054,255
     5.80%, 4/01/35 ........................................................................   2,520,000         2,932,247
  Middlesex County COP, MBIA Insured, 5.00%, 8/01/31 .......................................   3,250,000         3,295,337
  Middlesex County Improvement Authority Revenue, Administration Building Residential Project,
    FNMA Insured,
     5.25%, 7/01/21 ........................................................................     750,000           796,282
     5.35%, 7/01/34 ........................................................................   1,575,000         1,630,377
  Middletown Township GO, Board of Education, MBIA Insured, Pre-Refunded, 5.85%,
     8/01/24 ...............................................................................   4,295,000         4,752,546
     8/01/25 ...............................................................................       5,000             5,533
  Monroe Township Municipal Utilities Authority Middlesex County Revenue, Refunding,
    FGIC Insured, 5.00%, 2/01/26 ...........................................................   1,000,000         1,021,390
  Mount Olive Township Board Education GO, MBIA Insured, 5.00%,
    7/15/29 ................................................................................   7,875,000         8,015,805
  New Jersey EDA Revenue,
     Hillcrest Health Services System Project, Refunding, AMBAC Insured, 5.375%, 1/01/16 ...   2,500,000         2,699,500
     Motor Vehicle Surcharge Revenue, Series A, MBIA Insured, 5.00%, 7/01/29 ...............   5,000,000         5,100,850
     Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28 .....................  14,545,000        14,818,737
     School Facilities Construction, Series A, AMBAC Insured, 5.00%, 6/15/21 ...............  15,000,000        15,655,950
     School Facilities Construction, Series C, MBIA Insured, 4.75%, 6/15/25 ................  16,500,000        16,670,115
     Transportation Project, Sublease, Series A, FSA Insured, Pre-Refunded,
      5.25%, 5/01/17 .......................................................................   5,000,000         5,566,300
     Transportation Project, Sublease, Series A, FSA Insured, Pre-Refunded,
      5.00%, 5/01/18 .......................................................................   2,000,000         2,204,740
  New Jersey EDA,
     Heating and Cooling Revenue, Trigen-Trenton Project, Series B, 6.10%,
     12/01/04 ..............................................................................     840,000           848,165
     Heating and Cooling Revenue, Trigen-Trenton Project, Series B, 6.20%,
      12/01/07 .............................................................................   2,720,000         2,757,264
     Lease Revenue, International Center for Public Health Project, University of Medicine and
      Dentistry, AMBAC Insured, 6.00%, 6/01/32 .............................................   5,000,000         5,598,150
     Natural Gas Facilities Revenue, New Jersey Natural Gas Co. Project, Series A,
      AMBAC Insured, 6.25%, 8/01/24 ........................................................   8,200,000         8,401,720
     PCR, Jersey Central Power and Light, 7.10%, 7/01/15 ...................................     550,000           560,269
     Revenue, Jewish Community Housing Corp. Metropolitan Project, 5.90%,
      12/01/31 .............................................................................   5,110,000         5,436,631
     School Revenue, Blair Academy, 1995 Project, Series A, 5.85%,
      9/01/16 ..............................................................................   1,640,000         1,686,920
     State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%,
      3/15/20 ..............................................................................   4,605,000         4,951,572
     Water Facilities Revenue, Hackensack Water Co. Project, Refunding, Series A,
      MBIA Insured, 5.80%, 3/01/24 .........................................................   1,000,000         1,022,510
  New Jersey Health Care Facilities Financing Authority Revenue,
     5.75%, 7/01/28 ........................................................................  11,000,000        11,181,610
     Atlantic City Medical Center, Refunding, 5.75%, 7/01/25 ...............................   5,000,000         5,226,900
     Atlantic Health Systems, Series A, AMBAC Insured, 5.00%, 7/01/27 ......................   7,500,000         7,602,150
     Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29 .....................................   5,725,000         5,864,862
     Cathedral Health Services, Refunding, MBIA Insured, 5.25%, 8/01/21 ....................   5,000,000         5,273,100
     East Orange General Hospital, Series B, 7.75%, 7/01/20 ................................   4,710,000         4,662,759



156 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New Jersey Health Care Facilities Financing Authority Revenue, (cont.)
     Franciscan St. Mary's Hospital, ETM, 5.875%, 7/01/12 .................................. $ 3,550,000      $  3,950,263
     Hackensack University Medical Center, 6.00%, 1/01/34 ..................................  10,000,000        10,442,300
     Holy Name Hospital, 6.00%, 7/01/25 ....................................................   3,000,000         3,047,340
     Holy Name Hospital, AMBAC Insured, 5.25%, 7/01/20 .....................................   3,000,000         3,186,030
     Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31 .............................   7,000,000         7,097,650
     Jersey Shore Medical Center, Refunding, AMBAC Insured, 5.875%,
      7/01/24 ..............................................................................     975,000           979,066
     JFK Medical Center/Hartwyck, Refunding, MBIA Insured, 5.00%,
      7/01/25 ..............................................................................   7,855,000         8,025,611
     Medical Center at Princeton Obligation Group, AMBAC Insured,
      5.00%, 7/01/28 .......................................................................   7,000,000         7,094,850
     Meridian Health Systems Obligation Group, FSA Insured, 5.375%,
      7/01/24 ..............................................................................   6,500,000         6,877,520
     Meridian Health Systems Obligation Group, FSA Insured, 5.25%,
      7/01/29 ..............................................................................  20,000,000        20,677,200
     Pascack Valley Hospital Association, 5.125%, 7/01/28 ..................................   4,400,000         3,322,044
     Robert Wood Johnson University Hospital, 5.75%, 7/01/25 ...............................   5,000,000         5,353,950
     South Jersey Hospital, 5.875%, 7/01/21 ................................................  10,000,000        10,415,700
     South Jersey Hospital, 6.00%, 7/01/32 .................................................  18,600,000        19,351,254
     Southern Ocean County Hospital, FSA Insured, 5.00%, 7/01/27 ...........................   2,000,000         2,027,240
     St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured, 5.75%,
      7/01/16 ..............................................................................   1,000,000         1,079,980
     St. Joseph's Hospital and Medical Center, Refunding, Connie Lee Insured,
      6.00%, 7/01/26 .......................................................................   1,000,000         1,084,430
     St. Peters University Hospital, Series A, 6.875%, 7/01/30 .............................   1,500,000         1,651,665
  New Jersey State Building Authority State Building Revenue, Refunding,
    5.00%, 6/15/15 .........................................................................   5,000,000         5,308,400
  New Jersey State Building Authority State Revenue, Series A, FSA Insured, Pre-Refunded,
    5.00%, 12/15/22 ........................................................................   1,000,000         1,121,520
  New Jersey State Educational Facilities Authority Revenue,
     Capital Improvement Funding Project, Series A, FSA Insured, 5.00%,
     9/01/20 ...............................................................................   8,000,000         8,348,960
     FGIC Insured, 5.50%, 7/01/30 ..........................................................   6,615,000         7,065,614
     Kean University, Series D, FGIC Insured, 5.00%, 7/01/33 ...............................  10,000,000        10,206,800
     Montclair State University, Series F, FGIC Insured, 5.00%, 7/01/31 ....................   5,000,000         5,083,500
     Princeton University, Refunding, Series D, 5.00%, 7/01/29 .............................   1,000,000         1,023,330
     Ramapo College, Series D, AMBAC Insured, 5.00%, 7/01/25 ...............................   1,000,000         1,027,870
     Ramapo College, Series D, AMBAC Insured, 5.00%, 7/01/31 ...............................   1,500,000         1,525,050
     Rowan College, Series E, AMBAC Insured, Pre-Refunded, 6.00%,
      7/01/26 ..............................................................................   9,810,000        10,681,324
     Rowan University, Series C, FGIC Insured, 5.00%, 7/01/31 ..............................   2,000,000         2,037,480
     Rowan University, Series K, FGIC Insured, 5.00%, 7/01/27 ..............................   1,000,000         1,020,710
     Rowan University, Series K, FGIC Insured, 5.00%, 7/01/33 ..............................   1,000,000         1,018,740
     Seton Hall University Project, Series G, AMBAC Insured, 5.00%,
      7/01/26 ..............................................................................   1,870,000         1,908,896
     Stevens Institute of Technology, Series I, 5.00%, 7/01/18 .............................   1,100,000         1,144,099
     Stevens Institute of Technology, Series I, 5.00%, 7/01/28 .............................   1,575,000         1,568,369
     University of Medical Dentistry, Series C, AMBAC Insured, 5.125%,
      12/01/29 .............................................................................   2,700,000         2,753,838
  New Jersey State Highway Authority Garden State Parkway General Revenue, ETM, 6.20%,
    1/01/10 ................................................................................   5,000,000         5,697,400
  New Jersey State Housing and Mortgage Finance Agency MFHR,
     GO, Series D, FSA Insured, 5.50%, 5/01/22 .............................................     940,000           966,724
     Refunding, Series A, AMBAC Insured, 6.00%, 11/01/14 ...................................   5,000,000         5,159,700
     Refunding, Series A, AMBAC Insured, 6.05%, 11/01/20 ...................................  11,275,000        11,595,210
     Series A1, FSA Insured, 6.35%, 11/01/31 ...............................................   2,000,000         2,130,300
     Series B, FSA Insured, 6.25%, 11/01/26 ................................................   1,480,000         1,576,688



                                                         Semiannual Report | 157

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New Jersey State Housing and Mortgage Finance Agency MFHR, (cont.)
     Series E1, FSA Insured, 5.70%, 5/01/20 ................................................ $ 2,790,000      $  2,957,512
     Series E1, FSA Insured, 5.75%, 5/01/25 ................................................   1,295,000         1,365,085
  New Jersey State Housing and Mortgage Finance Agency Revenue,
     Home Buyer, Series CC, MBIA Insured, 5.875%, 10/01/31 .................................   3,380,000         3,492,081
     Home Buyer, Series J, MBIA Insured, 6.20%, 10/01/25 ...................................   2,525,000         2,577,217
     Home Buyer, Series N, MBIA Insured, 6.35%, 10/01/27 ...................................     460,000           471,592
     Home Buyer, Series U, MBIA Insured, 5.85%, 4/01/29 ....................................  10,630,000        10,963,038
     SFMR, Home Buyer, Series Z, MBIA Insured, 5.70%, 10/01/17 .............................   2,825,000         2,898,337
  New Jersey State Transportation Corp. COP, Federal Transportation Administration Grants,
    Series A, AMBAC Insured, Pre-Refunded, 6.125%, 9/15/15 .................................   2,000,000         2,320,340
  New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
    Refunding, Series B, MBIA Insured, 5.00%, 12/15/21 .....................................  10,000,000        10,433,100
  New Jersey State Turnpike Authority Turnpike Revenue GO, Series A, FGIC Insured, 5.00%,
    1/01/27 ................................................................................  15,000,000        15,342,900
  New Jersey State Turnpike Authority Turnpike Revenue, Series A,
     AMBAC Insured, 5.00%, 1/01/30 .........................................................   5,000,000         5,107,050
     MBIA Insured, 5.60%, 1/01/22 ..........................................................   7,500,000         8,232,375
     MBIA Insured, 5.50%, 1/01/25 ..........................................................  16,300,000        17,469,851
  Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, MBIA Insured,
     5.00%, 1/01/26 ........................................................................   3,245,000         3,317,623
     5.50%, 1/01/27 ........................................................................   3,240,000         3,484,393
     5.50%, 1/01/28 ........................................................................   2,000,000         2,149,280
     5.00%, 1/01/34 ........................................................................  15,700,000        15,980,088
  North Brunswick Township Board of Education GO, Refunding, FGIC Insured, 5.00%,
    2/01/15 ................................................................................   2,000,000         2,095,180
  North Hudson Sewer Authority New Jersey Sewer Revenue, Series C, MBIA Insured, 5.00%,
     8/01/22 ...............................................................................   1,000,000         1,038,400
     8/01/31 ...............................................................................   1,000,000         1,016,900
  North Plainfield Board of Education GO, FSA Insured, 4.875%, 8/15/25 .....................   1,020,000         1,040,145
  Ocean County Board of Education GO, Cape May, FGIC Insured, 5.00%,
     4/01/21 ...............................................................................   2,155,000         2,250,596
     4/01/22 ...............................................................................   2,142,000         2,223,310
  Passaic Valley Sewer Commissioners GO, Sewer System, Refunding, Series E, AMBAC Insured,
    5.75%, 12/01/22 ........................................................................   8,925,000        10,067,757
  Port Authority of New York and New Jersey Revenue,
     120th Series, MBIA Insured, 5.50%, 10/15/35 ...........................................   5,000,000         5,154,750
     121st Series, MBIA Insured, 5.375%, 10/15/35 ..........................................   3,000,000         3,102,390
     Consolidated, 94th Series, 6.00%, 12/01/16 ............................................   2,000,000         2,042,080
     Consolidated, 94th Series, 6.00%, 6/01/17 .............................................   5,000,000         5,105,200
     Consolidated, 109th Series, FSA Insured, 5.375%, 7/15/27 ..............................   2,500,000         2,588,050
     Consolidated, 125th Series, FSA Insured, 5.00%, 4/15/32 ...............................  23,950,000        24,462,291
  Port Authority of New York and New Jersey Special Obligation Revenue,
     4th Installment, Special Project, 6.75%, 10/01/11 .....................................   2,500,000         2,643,550
     John F. Kennedy International Air Terminal, MBIA Insured, 5.75%,
      12/01/22 .............................................................................   8,000,000         8,757,440



158 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Puerto Rico Commonwealth GO, Public Improvement,
     FSA Insured, 5.125%, 7/01/30 .......................................................... $ 8,350,000      $  8,618,620
     FSA Insured, Pre-Refunded, 5.125%, 7/01/30 ............................................  13,655,000        15,362,148
     Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/32 ..................................   3,000,000         3,380,040
     Series A, Pre-Refunded, 5.00%, 7/01/27 ................................................  11,555,000        13,018,787
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series B, Pre-Refunded, 6.00%, 7/01/39 ................................................  10,000,000        11,794,300
     Series D, 5.375%, 7/01/36 .............................................................   5,000,000         5,178,800
     Series D, 5.25%, 7/01/38 ..............................................................   5,000,000         5,122,100
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Obligation Bonds,
    Series A, ETM, 5.50%, 10/01/32 .........................................................   1,000,000         1,081,860
  Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series A,
     7.50%, 7/01/09 ........................................................................      20,000            20,077
     AMBAC Insured, 5.00%, 7/01/28 .........................................................  15,000,000        15,286,800
  Puerto Rico Electric Power Authority Revenue,
     Series II, 5.25%, 7/01/31 .............................................................  18,000,000        18,497,880
     Series X, Pre-Refunded, 6.00%, 7/01/15 ................................................   2,000,000         2,116,680
     Series X, Pre-Refunded, 6.125%, 7/01/21 ...............................................   5,000,000         5,296,800
  Puerto Rico HFC Revenue, MF Mortgage, Portfolio A-I, 7.50%, 4/01/22 ......................   2,470,000         2,471,433
  Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Revenue, University Plaza Project, Series A, MBIA Insured, 5.00%,
    7/01/33 ................................................................................   1,000,000         1,017,620
  Puerto Rico PBA Revenue Guaranteed, Government Facilities, Series D,
     5.375%, 7/01/33 .......................................................................   6,830,000         7,074,241
     Pre-Refunded, 5.375%, 7/01/33 .........................................................  18,170,000        20,805,377
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
    MBIA Insured, Pre-Refunded, 5.00%, 8/01/29 .............................................   5,000,000         5,626,500
  Rutgers State University COP, AMBAC Insured, 5.00%, 1/01/34 ..............................   1,000,000         1,020,870
  Salem County IPC Financing Authority Revenue, Public Services, Electric and Gas Co.,
    Refunding, Series D, MBIA Insured, 6.55%, 10/01/29 .....................................   5,000,000         5,121,400
  South Brunswick Township Board of Education GO, Refunding, Series AA, FGIC Insured,
    5.50%, 8/01/24 .........................................................................   1,720,000         1,809,990
  South Jersey Transportation Authority Transportation Systems Revenue, AMBAC Insured,
    5.00%, 11/01/29 ........................................................................  12,000,000        12,223,320
  Tobacco Settlement Financing Corp. Revenue, Asset Backed, Refunding, 6.00%, 6/01/37 ......  13,000,000        10,974,600
  Union County Utilities Authority Solid Waste Revenue, sub. lease, Ogden Martin, Series A,
    AMBAC Insured, 5.35%, 6/01/23 ..........................................................   2,705,000         2,808,006
  University of Medicine and Dentistry COP,
     AMBAC Insured, 5.00%, 4/15/32 .........................................................   4,625,000         4,715,558
     Series A, MBIA Insured, 5.00%, 9/01/22 ................................................   1,700,000         1,775,123
  University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,
     12/01/24 ..............................................................................   2,500,000         2,585,125
     12/01/31 ..............................................................................  29,395,000        29,969,672



                                                         Semiannual Report | 159

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN NEW JERSEY TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Virgin Islands PFAR,
     Gross Receipts Taxes, Loan Note, Radian Insured, 5.00%, 10/01/33 ...................... $ 5,000,000      $  5,055,050
     senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/15 ....................   2,500,000         2,650,325
     senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ....................   3,045,000         3,189,516
     senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ....................   2,000,000         2,052,820
  Washington Township Board of Education GO, Mercer County, FGIC Insured, 5.00%,
    1/01/28 ................................................................................   4,497,000         4,593,506
  West Orange County Board of Education COP, MBIA Insured, 5.625%,
    10/01/29 ...............................................................................   2,000,000         2,167,180
  Woodbridge Township GO, FGIC Insured, 5.00%, 7/15/24 .....................................   1,220,000         1,261,456
                                                                                                              -------------
  TOTAL BONDS                                                                                                  928,274,877
                                                                                                              -------------
  ZERO COUPON BOND
  Middlesex County COP, MBIA Insured, 6/15/24 ..............................................   1,000,000           376,440
                                                                                                              -------------
  TOTAL LONG TERM INVESTMENTS (COST $874,709,617) ..........................................                   928,651,317
                                                                                                              -------------
  SHORT TERM INVESTMENTS 1.0%
  BONDS
a New Jersey Sports and Exposition Authority State Contract Revenue, Refunding, Series B-2,
    MBIA Insured, Weekly VRDN and Put, 1.20%, 3/01/21 ......................................   8,075,000         8,075,000
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 1.25%, 12/01/15 ...................................................   1,600,000         1,600,000
  Puerto Rico Commonwealth Urban Renewal and Housing Corp. Revenue, Commonwealth
    Appropriation, Refunding, 7.875%, 10/01/04 .............................................     120,000           120,487
                                                                                                              -------------
  TOTAL SHORT TERM INVESTMENTS (COST $9,796,950) ...........................................                     9,795,487
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $884,506,567) 99.0% ..............................................                   938,446,804
  OTHER ASSETS, LESS LIABILITIES 1.0% ......................................................                     9,378,474
                                                                                                              -------------
  NET ASSETS 100.0% ........................................................................                  $947,825,278
                                                                                                              =============




See glossary of terms on page 178.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

160 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN OREGON TAX-FREE INCOME FUND

                                                    ---------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2004                   YEAR ENDED FEBRUARY 28,
CLASS A                                                (UNAUDITED)       2004 e      2003        2002        2001        2000 e
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............        $11.95      $11.69      $11.52      $11.42      $10.81      $11.83
                                                    ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................           .26         .54         .53         .55         .58         .58
 Net realized and unrealized gains (losses) .......          (.17)        .24         .18         .11         .61       (1.02)
                                                    ---------------------------------------------------------------------------
Total from investment operations ..................           .09         .78         .71         .66        1.19        (.44)
Less distributions from net investment income .....          (.27)       (.52)       (.54)       (.56)       (.58)       (.58)
Redemption fees ...................................            -- c        --          --          --          --          --
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ....................        $11.77      $11.95      $11.69      $11.52      $11.42      $10.81
                                                    ===========================================================================

Total return b ....................................          .81%       6.87%       6.32%       5.95%      11.25%     (3.76)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................      $543,940    $554,871    $559,531    $513,733    $457,613    $432,675
Ratios to average net assets:
 Expenses .........................................          .65% d      .65%        .65%        .67%        .67%        .66%
 Net investment income ............................         4.47% d     4.62%       4.63%       4.79%       5.20%       5.16%
Portfolio turnover rate ...........................         5.16%       4.82%       8.92%      19.36%      16.22%      24.58%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

cAmount is less than $0.001 per share.

dAnnualized.

eFor the year ended February 29.

                    Semiannual Report | See notes to financial statements. | 161

Franklin Tax-Free Trust

FRANKLIN OREGON TAX-FREE INCOME FUND (CONTINUED)

                                                    ---------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2004                   YEAR ENDED FEBRUARY 28,
CLASS C                                                (UNAUDITED)       2004 e      2003        2002        2001        2000 e
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............        $12.06      $11.79      $11.61      $11.50      $10.88      $11.90
                                                    ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................           .23         .48         .48         .49         .52         .52
 Net realized and unrealized gains (losses) .......          (.18)        .25         .18         .12         .62       (1.02)
                                                    ---------------------------------------------------------------------------
Total from investment operations ..................           .05         .73         .66         .61        1.14        (.50)
Less distributions from net investment income .....          (.24)       (.46)       (.48)       (.50)       (.52)       (.52)
Redemption fees ...................................           -- c         --          --          --          --          --
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ....................        $11.87      $12.06      $11.79      $11.61      $11.50      $10.88
                                                    ===========================================================================

Total return b ....................................          .43%       6.30%       5.79%       5.50%      10.58%     (4.36)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $74,520     $80,108     $75,491     $56,449     $38,733     $34,071
Ratios to average net assets:
 Expenses .........................................         1.20% d     1.22%       1.17%       1.22%       1.22%       1.21%
 Net investment income ............................         3.92% d     4.05%       4.11%       4.24%       4.65%       4.62%
Portfolio turnover rate ...........................         5.16%       4.82%       8.92%      19.36%      16.22%      24.58%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cAmount is less than $0.001 per share.

dAnnualized.

eFor the year ended February 29.

162 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.4%
  BONDS 96.5%
  Bend Sewer Revenue, AMBAC Insured, 5.375%, 10/01/20 ...................................... $ 1,550,000      $  1,676,960
  Benton and Linn County School District No. 509J GO, Corvallis, FSA Insured, 5.00%,
    6/01/22 ................................................................................   5,000,000         5,245,100
  Benton County Hospital Facilities Authority Revenue, Samaritan Health Services Project,
    Refunding,
     5.20%, 10/01/17 .......................................................................   4,000,000         4,145,560
     5.125%, 10/01/28 ......................................................................   4,500,000         4,519,620
  Children's Trust Fund Tobacco Settlement Revenue, Asset Backed Bonds, Refunding, 5.625%,
    5/15/43 ................................................................................  10,000,000         8,804,000
  Clackamas County GO, School District No. 86, 5.25%, 6/15/20 ..............................   3,000,000         3,220,560
  Clackamas County Hospital Facilities Authority Revenue,
     Gross Willamette Falls, Refunding, 5.75%, 4/01/15 .....................................   2,250,000         2,302,897
     Kaiser Permanente, Series A, ETM, 5.375%, 4/01/14 .....................................   2,500,000         2,779,625
     Willamette Falls Hospital Project, 6.00%, 4/01/19 .....................................   1,000,000         1,041,730
     Willamette View Inc. Project, Refunding, 6.10%, 11/01/12 ..............................     500,000           506,785
     Willamette View Inc. Project, Refunding, 6.30%, 11/01/21 ..............................   1,500,000         1,496,730
  Clackamas County School District No. 007J Lake Oswego GO, MBIA Insured, 5.00%,
    6/01/26 ................................................................................   5,000,000         5,117,400
  Clackamas County School District No. 62C GO, Oregon City, Refunding, FSA Insured, 5.00%,
    6/15/20 ................................................................................   2,560,000         2,733,363
  Clackamas County School District No.108 GO, FSA Insured, 5.00%,
    6/15/25 ................................................................................   5,000,000         5,141,450
  Coos County School District No. 13 GO, North Bend, FSA Insured, 5.00%,
    6/15/22 ................................................................................   2,520,000         2,632,090
  Curry County School District No. 17-C Brookings Harbor GO, 5.375%,
    12/15/20 ...............................................................................   2,750,000         3,007,592
  Deschutes and Jefferson Counties School District No. 02J Redmond GO, Series A, FGIC Insured,
    5.00%, 6/15/21 .........................................................................   1,000,000         1,057,820
  Deschutes County Administrative School District No. 1 GO, Series A, FSA Insured, 5.125%,
    6/15/21 ................................................................................   3,500,000         3,695,510
  Deschutes County Hospital Facilities Authority Hospital Revenue, St. Charles Medical Center,
    6.00%, 1/01/13 .........................................................................   3,000,000         3,063,630
  Douglas County Hospital Facilities Authority Revenue, Catholic Health Facilities, Series B,
    MBIA Insured, 6.00%, 11/15/15 ..........................................................   1,950,000         2,006,238
  Eugene Public Safety Facilities GO, FGIC Insured, 5.70%, 6/01/16 .........................     500,000           531,190
  Eugene Trojan Nuclear Project Revenue, Refunding, 5.90%, 9/01/09 .........................     560,000           572,992
  Gresham Stormwater Revenue, FGIC Insured, 5.30%, 5/01/21 .................................   1,190,000         1,281,773
  Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29 ..............................................   5,360,000         5,484,191
  Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Radian
    Insured, 5.375%,
     10/01/26 ..............................................................................   2,000,000         2,075,520
     10/01/31 ..............................................................................   2,000,000         2,076,740
  Jackson County School District No. 4 GO, Phoenix-Talent District, FSA Insured, 5.00%,
    6/15/20 ................................................................................   2,000,000         2,105,540
  Jackson County School District No. 9 Eagle Point GO, 5.00%,
     6/15/20 ...............................................................................   1,680,000         1,762,555
     6/15/21 ...............................................................................   1,500,000         1,564,695
  Klamath Falls Inter Community Hospital Authority Revenue, Merle West Medical Center Project,
    Refunding, 6.25%, 9/01/31 ..............................................................   5,250,000         5,488,560
  Lane and Douglas Counties School District No. 045J3 GO, South Lane District, Refunding,
    FSA Insured, 4.75%, 6/15/25 ............................................................   3,510,000         3,553,068


                                                         Semiannual Report | 163

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Lane County School District No. 052 Bethel GO, Refunding, FSA Insured,
    5.00%, 6/15/20 ......................................................................... $ 5,700,000      $  6,038,523
  Lane County School District No. 4J Eugene GO, FSA Insured, 4.75%,
    7/01/22 ................................................................................   5,150,000         5,278,286
  Linn County Community School District No. 9 GO,
     Lebanon, FGIC Insured, 5.55%, 6/15/21, 5.55%, 6/15/21 .................................   1,155,000         1,284,614
     Lebanon, FGIC Insured, 5.60%, 6/15/30, 5.60%, 6/15/30 .................................   9,495,000        10,230,862
     MBIA Insured, Pre-Refunded, 5.375%, 6/15/30 ...........................................   5,000,000         5,668,550
  Linn County School District No. 55 GO, Sweet Home, FSA Insured,
    5.00%, 6/15/29 .........................................................................   1,000,000         1,021,260
  Marion County Housing Authority Revenue, Elliott Residence Project, GNMA Secured, 7.50%,
    10/20/25 ...............................................................................   1,170,000         1,261,740
  Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, MBIA Insured,
    5.00%,
     8/15/18 ...............................................................................   8,000,000         8,344,960
     8/15/24 ...............................................................................   5,300,000         5,454,177
  Multnomah County COP, Series A, 4.75%, 8/01/16 ...........................................   1,000,000         1,040,800
  Multnomah County Educational Facilities Revenue, University of Portland Project, 6.00%,
    4/01/25 ................................................................................   2,000,000         2,129,220
  Multnomah County School District No. 40 GO, FSA Insured, 5.00%,
    12/01/20 ...............................................................................   3,490,000         3,651,482
  Multnomah-Clackamas Counties Centennial School District No. 28-302 GO, FGIC Insured,
    5.00%, 6/15/21 .........................................................................   5,000,000         5,242,700
  Northern Wasco County Peoples Utilities District Hydroelectric Revenue, McNary Dam Fishway
    Project, 5.20%, 12/01/24 ...............................................................   5,000,000         5,063,150
  Oak Lodge Water District GO, AMBAC Insured,
     7.40%, 12/01/08 .......................................................................     215,000           218,227
     7.50%, 12/01/09 .......................................................................     215,000           218,279
  Oregon Board Higher Education GO, Refunding, 5.00%, 8/01/31 ..............................   2,000,000         2,024,380
  Oregon City Sewer Revenue, Pre-Refunded, 6.875%, 10/01/19 ................................   4,000,000         4,270,560
  Oregon Coast Community College District GO, MBIA Insured, 5.00%,
    6/15/23 ................................................................................   3,745,000         3,921,839
  Oregon Health Sciences University Revenue, Series A, MBIA Insured,
    5.00%, 7/01/32 .........................................................................  23,750,000        24,169,187
  Oregon State Board of Higher Education GO, Refunding, Series E, 5.00%,
    8/01/29 ................................................................................   7,745,000         7,877,904
  Oregon State Department of Administrative Services COP,
     Refunding, Series A, AMBAC Insured, 5.00%, 5/01/24 ....................................  10,000,000        10,277,000
     Refunding, Series B, AMBAC Insured, 5.00%, 5/01/26 ....................................   7,500,000         7,696,275
     Series A, AMBAC Insured, Pre-Refunded, 6.00%, 5/01/26 .................................   2,000,000         2,352,200
  Oregon State Department of Transportation Highway Usertax Revenue, Series A, 5.00%,
    11/15/28 ...............................................................................   5,000,000         5,116,050
  Oregon State Department of Transportation Usertax Revenue, Series A, 5.125%,
     11/15/23 ..............................................................................   5,000,000         5,261,000
     11/15/26 ..............................................................................  14,200,000        14,703,532
  Oregon State EDR, Georgia Pacific Corp. Project, Series CLVII, 6.35%,
    8/01/25 ................................................................................   7,910,000         7,949,550
  Oregon State GO,
     Board of Higher Education, Baccalaureate, Series A, 5.00%, 8/01/27 ....................   6,000,000         6,079,380
     Board of Higher Education, Refunding, Series D, 5.00%, 8/01/24 ........................   3,620,000         3,763,316
     Board of Higher Education, Series A, Pre-Refunded, 5.65%, 8/01/27 .....................   4,440,000         4,929,865
     Board of Higher Education, Series C, Pre-Refunded, 5.65%, 8/01/27 .....................   1,460,000         1,621,082
     Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/15 ......................     910,000           942,651
     Elderly and Disabled Housing Authority, Series A, 6.00%, 8/01/21 ......................     455,000           469,824
     Elderly and Disabled Housing Authority, Series A, 5.375%, 8/01/28 .....................   1,655,000         1,701,224
     Elderly and Disabled Housing Authority, Series B, 6.10%, 8/01/17 ......................   1,410,000         1,452,399
     Elderly and Disabled Housing Authority, Series B, 6.25%, 8/01/23 ......................   2,015,000         2,059,753


164 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Oregon State GO, (cont.)
     Elderly and Disabled Housing Authority, Series B, 6.375%, 8/01/24 ..................... $   135,000      $    135,400
     Elderly and Disabled Housing Authority, Series C, 6.50%, 8/01/22 ......................     335,000           336,012
     State Board of Higher Education, Series A, 5.60%, 8/01/25 .............................   8,000,000         9,170,080
     State Board of Higher Education, Series A, 5.50%, 8/01/29 .............................   2,000,000         2,115,020
     Veteran's Welfare, Series 75, 5.85%, 10/01/15 .........................................     370,000           382,277
     Veteran's Welfare, Series 75, 5.875%, 10/01/18 ........................................     195,000           201,020
     Veteran's Welfare, Series 75, 6.00%, 4/01/27 ..........................................     765,000           787,858
     Veteran's Welfare, Series 76-A, 6.05%, 10/01/28 .......................................   1,235,000         1,289,241
     Veteran's Welfare, Series 77, 5.30%, 10/01/29 .........................................   2,835,000         2,900,744
     Veteran's Welfare, Series A, 5.70%, 10/01/32 ..........................................   3,800,000         3,959,980
  Oregon State Health Housing Educational and Cultural Facilities Authority Revenue,
     Lewis and Clark College Project, Series A, MBIA Insured, 6.125%,
     10/01/24 ..............................................................................  10,500,000        10,746,435
     Peacehealth, AMBAC Insured, 5.00%, 11/15/26 ...........................................   5,500,000         5,614,565
     Reed College Project, Series A, 5.75%, 7/01/32 ........................................  10,735,000        11,618,705
  Oregon State Housing and Community Services Department HFR, Multi-Unit,
     Series A, FHA Insured, 6.80%, 7/01/13 .................................................   5,810,000         5,820,284
     Series C, FHA Insured, 6.85%, 7/01/22 .................................................     180,000           180,311
  Oregon State Housing and Community Services Department MFHR,
     Series A, 6.15%, 7/01/21 ..............................................................     910,000           949,667
     Series B, 6.00%, 7/01/31 ..............................................................   5,000,000         5,235,500
  Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
     Series A, 6.35%, 7/01/14 ..............................................................   1,040,000         1,066,166
     Series A, 6.40%, 7/01/18 ..............................................................     495,000           507,038
     Series A, 6.45%, 7/01/26 ..............................................................   1,050,000         1,079,495
     Series C, 6.20%, 7/01/15 ..............................................................     880,000           905,423
     Series C, 6.40%, 7/01/26 ..............................................................     515,000           529,430
     Series D, 6.80%, 7/01/27 ..............................................................   1,070,000         1,084,167
     Series H, FHA Insured, 5.75%, 7/01/30 .................................................   3,160,000         3,251,545
  Polk Marion and Benton Counties School District No. 13J GO, FSA Insured, Pre-Refunded,
    5.80%, 6/15/20 .........................................................................   1,985,000         2,295,097
  Port Astoria PCR, James River Project, Refunding, 6.55%, 2/01/15 .........................     945,000           947,684
  Port of Portland International Airport Revenue, Portland International Airport,
     Refunding, Series D, FGIC Insured, 5.00%, 7/01/23 .....................................   3,000,000         3,060,150
     Series 7B, MBIA Insured, Pre-Refunded, 7.10%, 7/01/21 .................................   2,800,000         3,454,528
     Series 12C, FGIC Insured, 5.00%, 7/01/18 ..............................................   1,500,000         1,577,730
     Series A, AMBAC Insured, 5.50%, 7/01/24 ...............................................  22,000,000        23,526,140
  Port St. Helens PCR,
     Boise Cascade Corp. Project, Refunding, 5.65%, 12/01/27 ...............................   4,750,000         4,435,550
     Portland General Electric Co. Project, Series A, 5.25%, 8/01/14 .......................   3,600,000         3,518,316
  Portland Community College District GO, Series B, 5.00%,
     6/01/20 ...............................................................................   7,185,000         7,540,658
     6/01/21 ...............................................................................   6,290,000         6,559,967
  Portland GO,
     Central City Streetcar Project, Series A, 4.75%, 4/01/21 ..............................   3,600,000         3,669,552
     Limited Tax, Series A, 5.00%, 4/01/18 .................................................   1,000,000         1,045,210
     Limited Tax, Series A, 5.00%, 6/01/24 .................................................  10,000,000        10,296,800
     Limited Tax, Series A, MBIA Insured, 5.125%, 6/01/30 ..................................   6,315,000         6,520,174



                                                         Semiannual Report | 165

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Portland Housing Authority MFR,
     Berry Ridge Project, 6.30%, 5/01/29 ................................................... $ 1,500,000      $  1,565,745
     Housing-Lovejoy Station Apartments Project, MBIA Insured, 6.00%,
      7/01/33 ..............................................................................   2,000,000         2,106,480
  Portland Hydroelectric Power Revenue, Bull Run Project, Series C,
    7.00%, 10/01/16 ........................................................................     635,000           637,350
  Portland MFHR, Civic Stadium Housing Project, Series A, 6.00%,
    3/01/17 ................................................................................   1,000,000         1,032,300
  Portland MFR, Housing Garden Park Estates Project, Series A, GNMA Secured, 5.875%,
    3/20/37 ................................................................................   3,175,000         3,292,253
  Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC Insured,
    5.00%, 6/15/21 .........................................................................   3,000,000         3,170,070
  Portland Sewer System Revenue, Refunding, Series A, FSA Insured, 5.00%,
    6/01/23 ................................................................................   2,500,000         2,607,750
  Portland Urban Renewal and Redevelopment Tax Allocation, Convention Center, Series A,
    AMBAC Insured, 5.50%, 6/15/20 ..........................................................   3,000,000         3,324,420
  Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, Series A, FSA Insured,
    Pre-Refunded, 9.00%, 7/01/09 ...........................................................      40,000            42,492
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.125%, 7/01/31 .......................................................................   9,885,000        10,034,955
     Pre-Refunded, 5.00%, 7/01/27 ..........................................................  10,000,000        11,266,800
     Pre-Refunded, 5.125%, 7/01/31 .........................................................   5,115,000         5,788,083
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
    Pre-Refunded, 5.50%, 7/01/26 ...........................................................   4,275,000         4,637,135
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series D, 5.375%, 7/01/36 .............................................................  10,000,000        10,357,600
     Series Y, 5.50%, 7/01/36 ..............................................................  13,000,000        13,849,420
  Puerto Rico Electric Power Authority Revenue,
     Series II, 5.25%, 7/01/31 .............................................................  12,000,000        12,331,920
     Series II, FSA Insured, 5.125%, 7/01/26 ...............................................   9,150,000         9,575,841
     Series X, Pre-Refunded, 6.00%, 7/01/15 ................................................   2,500,000         2,645,850
  Puerto Rico HFC Revenue, Sixth Portfolio, Section 8, FHA Insured, Pre-Refunded, 7.75%,
    12/01/26 ...............................................................................     395,000           400,866
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
     5.50%, 8/01/29 ........................................................................   1,285,000         1,346,192
     Pre-Refunded, 5.50%, 8/01/29 ..........................................................   3,715,000         4,258,839
  Redmond GO, Series C, MBIA Insured, 5.00%, 6/01/33 .......................................   1,260,000         1,282,239
  Salem-Keizer School District No. 24J GO, Pre-Refunded, 5.00%, 6/01/19 ....................   9,500,000        10,488,760
  Southwestern Community College District GO, MBIA Insured, 5.00%,
    6/01/28 ................................................................................   1,100,000         1,126,345
  Tri-County Metropolitan Transportation District Revenue, Limited Obligation, Airport Light
    Rail, Series 1, 5.65%, 6/01/29 .........................................................  14,080,000        14,718,106
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/15 ..............................................................................   1,635,000         1,733,313
     10/01/18 ..............................................................................   2,400,000         2,513,904
  Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
     7/01/18 ...............................................................................   2,500,000         2,523,500
     7/01/21 ...............................................................................   1,400,000         1,404,060
  Washington and Clackamas Counties School District No. 23 GO, MBIA Insured, 5.00%,
    6/15/22 ................................................................................   7,000,000         7,311,360
  Washington County Clean Water Services Sewer Revenue, senior lien, FGIC Insured, 5.00%,
    10/01/19 ...............................................................................   3,905,000         4,141,057


166 | Semiannual Report

Franklin Tax-Free Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN OREGON TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Washington County GO, 5.00%, 6/01/26 ..................................................... $10,000,000      $ 10,159,400
  Washington County School District No. 48J Beaverton GO, 5.00%,
    6/01/22 ................................................................................   4,155,000         4,322,363
  Washington County School District No. 88 J Sherwood GO, FSA Insured, Pre-Refunded, 6.10%,
    6/01/12 ................................................................................     190,000           196,658
  Washington County Unified Sewer Agency Revenue, senior lien, Series A,
     6.20%, 10/01/10 .......................................................................     470,000           471,673
     AMBAC Insured, Pre-Refunded, 6.125%, 10/01/12 .........................................   1,000,000         1,003,960
     Pre-Refunded, 6.20%, 10/01/10 .........................................................   3,530,000         3,544,049
  Washington Multnomah and Yamhill Counties School District No. 1J Hillsboro GO, FSA Insured,
    5.60%, 4/01/20 .........................................................................   1,000,000         1,109,820
  Western Lane Hospital District Hospital Facilities Authority Revenue, Sisters of
    St. Joseph of Peace Health and Hospital Services, Refunding, MBIA Insured, 5.875%,
    8/01/12 ................................................................................   4,400,000         4,506,876
                                                                                                              -------------
  TOTAL BONDS                                                                                                  596,621,008
                                                                                                              -------------
  ZERO COUPON BONDS .9%
  Oregon Health Sciences University Revenue, Capital Appreciation, Refunding, Series A,
    MBIA Insured, 7/01/21 ..................................................................  11,480,000         5,159,112
  Portland GO, Limited Tax, Series B, 6/01/21 ..............................................   1,000,000           454,890
                                                                                                              -------------
  TOTAL ZERO COUPON BONDS ..................................................................                     5,614,002
                                                                                                              -------------
  TOTAL LONG TERM INVESTMENTS (COST $570,094,032) ..........................................                   602,235,010
                                                                                                              -------------
  SHORT TERM INVESTMENTS 1.7%
  BONDS
a Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
    Weekly VRDN and Put, 1.25%, 12/01/15 ...................................................   7,500,000         7,500,000
a Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
    Series A, AMBAC Insured, Weekly VRDN and Put, 1.32%, 7/01/28 ...........................     300,000           300,000
a Tri-County Metropolitan Transportation District Revenue, Interstate Max Project, Series A,
    Weekly VRDN and Put, 1.30%, 12/01/21 ...................................................   2,100,000         2,100,000
a Umatilla County Hospital Facilities Authority Hospital Revenue, Catholic Health, Series B,
    Weekly VRDN and Put, 1.36%, 12/01/24 ...................................................     500,000           500,000
                                                                                                              -------------
  TOTAL SHORT TERM INVESTMENTS (COST $10,400,000) ..........................................                    10,400,000
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $580,494,032) 99.1% ..............................................                   612,635,010
  OTHER ASSETS, LESS LIABILITIES .9% .......................................................                     5,825,119
                                                                                                              -------------
  NET ASSETS 100.0% ........................................................................                  $618,460,129
                                                                                                              =============




See glossary of terms on page 178.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                    Semiannual Report | See notes to financial statements. | 167

Franklin Tax-Free Trust

FINANCIAL HIGHLIGHTS

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND

                                                    ---------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2004                   YEAR ENDED FEBRUARY 28,
CLASS A                                                (UNAUDITED)       2004 e      2003        2002        2001        2000 e
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............        $10.62      $10.51      $10.29      $10.12      $ 9.55      $10.52
                                                    ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................           .24         .47         .50         .52         .53         .53
 Net realized and unrealized gains (losses) .......          (.23)        .11         .22         .17         .56        (.97)
                                                    ---------------------------------------------------------------------------
Total from investment operations ..................           .01         .58         .72         .69        1.09        (.44)
                                                    ---------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................          (.23)       (.47)       (.50)       (.52)       (.52)       (.53)
 Net realized gains ...............................            --          --          --          --          --        -- f
                                                    ---------------------------------------------------------------------------
Total distributions ...............................          (.23)       (.47)       (.50)       (.52)       (.52)       (.53)
Redemption fees ...................................            -- c        --          --          --          --          --
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ....................        $10.40      $10.62      $10.51      $10.29      $10.12      $ 9.55
                                                    ===========================================================================

Total return b ....................................          .18%       5.66%       7.23%       7.01%      11.73%     (4.24)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................      $686,663    $732,998    $722,865    $676,684    $649,603    $639,004
Ratios to average net assets:
 Expenses .........................................          .66% d      .66%        .66%        .67%        .67%        .66%
 Net investment income ............................         4.53% d     4.51%       4.82%       5.07%       5.40%       5.32%
Portfolio turnover rate ...........................         3.08%      17.63%       6.60%      11.23%       7.56%      24.21%




aBased on average daily shares outstanding.

bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

cAmount is less than $0.001 per share.

dAnnualized.

eFor the year ended February 29.

fThe fund made a capital gain distribution of $.0002.

168 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND (CONTINUED)

                                                    ---------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2004                   YEAR ENDED FEBRUARY 28,
CLASS B                                                (UNAUDITED)       2004 e      2003        2002        2001        2000 f
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............        $10.65      $10.54      $10.31      $10.13      $ 9.55       $9.47
                                                    ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................           .21         .42         .44         .46         .48         .04
 Net realized and unrealized gains (losses) .......          (.23)        .10         .24         .18         .57         .08
                                                    ---------------------------------------------------------------------------
Total from investment operations ..................          (.02)        .52         .68         .64        1.05         .12
Less distributions from net investment income .....          (.20)       (.41)       (.45)       (.46)       (.47)       (.04)
Redemption fees ...................................            -- c        --          --          --          --          --
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ....................        $10.43      $10.65      $10.54      $10.31      $10.13       $9.55
                                                    ===========================================================================

Total return b ....................................        (.11)%       5.06%       6.74%       6.50%      11.23%       1.27%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $50,384     $50,112     $36,575     $16,408      $3,205        $186
Ratios to average net assets:
 Expenses .........................................         1.21% d     1.21%       1.21%       1.22%       1.22%       1.21% d
 Net investment income ............................         3.98% d     3.96%       4.27%       4.50%       4.85%       5.06% d
Portfolio turnover rate ...........................         3.08%      17.63%       6.60%      11.23%       7.56%      24.21%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cAmount is less than $0.001 per share.

dAnnualized.

eFor the year ended February 29.

fFor the period February 1, 2000 (effective date) to February 29, 2000.

                    Semiannual Report | See notes to financial statements. | 169

Franklin Tax-Free Trust

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND (CONTINUED)

                                                    ---------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2004               YEAR ENDED FEBRUARY 28,
CLASS C                                                (UNAUDITED)       2004 e      2003        2002        2001        2000 e
                                                    ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............        $10.69      $10.58      $10.35      $10.18      $ 9.60      $10.57
                                                    ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ..........................           .21         .42         .45         .46         .48         .48
 Net realized and unrealized gains (losses) .......          (.22)        .10         .23         .17         .57        (.97)
                                                    ---------------------------------------------------------------------------
Total from investment operations ..................          (.01)        .52         .68         .63        1.05        (.49)
                                                    ---------------------------------------------------------------------------
Less distributions from:
 Net investment income ............................          (.21)       (.41)       (.45)       (.46)       (.47)       (.48)
 Net realized gains ...............................            --          --          --          --          --          -- f
                                                    ---------------------------------------------------------------------------
Total distributions ...............................          (.21)       (.41)       (.45)       (.46)       (.47)       (.48)
Redemption fees ...................................            -- c        --          --          --          --          --
                                                    ---------------------------------------------------------------------------
Net asset value, end of period ....................        $10.47      $10.69      $10.58      $10.35      $10.18      $ 9.60
                                                    ===========================================================================

Total return b ....................................        (.10)%       5.04%       6.71%       6.38%      11.18%     (4.76)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $78,609     $81,137     $74,605     $55,692     $43,907     $40,973
Ratios to average net assets:
 Expenses .........................................         1.21% d     1.23%       1.19%       1.22%       1.22%       1.21%
 Net investment income ............................         3.98% d     3.94%       4.29%       4.52%       4.85%       4.77%
Portfolio turnover rate ...........................         3.08%      17.63%       6.60%      11.23%       7.56%      24.21%




aBased on average daily shares outstanding.

bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

cAmount is less than $0.001 per share.

dAnnualized.

eFor the year ended February 29.

fThe fund made a capital gain distribution of $.0002.

170 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.1%
  BONDS 97.2%
  Allegheny County Airport Authority Airport Revenue, Pittsburgh International Airport,
    Refunding, FGIC Insured, 5.75%, 1/01/18 ................................................ $ 1,000,000      $  1,073,330
  Allegheny County Airport Revenue, Pittsburgh International Airport, Refunding, Series B,
    MBIA Insured, 5.00%, 1/01/19 ...........................................................   6,000,000         6,195,000
  Allegheny County COP, AMBAC Insured, 5.00%, 12/01/28 .....................................   4,000,000         4,055,360
  Allegheny County GO, MBIA Insured, 5.00%, 11/01/27 .......................................   1,420,000         1,446,582
  Allegheny County Higher Education Building Authority Revenue, Duquesne University Project,
    AMBAC Insured, 5.00%, 3/01/21 ..........................................................   1,000,000         1,028,370
  Allegheny County Hospital Development Authority Revenue,
     Allegheny General Hospital Project, Series A, MBIA Insured, Pre-Refunded, 6.25%,
      9/01/20 ..............................................................................  10,000,000        11,210,700
     Allegheny Hospital, South Hills Health System, Series A, MBIA Insured, 5.875%,
      5/01/26 ..............................................................................   1,700,000         1,831,461
     Health Center, Canterbury Place, AMBAC Insured, 5.375%, 12/01/21 ......................   4,500,000         4,780,755
     Health System, Series A, MBIA Insured, 6.50%, 11/15/30 ................................  10,000,000        11,715,500
     University of Pittsburgh Health Center, Refunding, Series A, MBIA Insured, 5.625%,
      4/01/27 ..............................................................................  10,450,000        11,034,468
  Allegheny County IDAR,
     Environmental Improvement, USX Corp., Refunding, 6.10%, 1/15/18 .......................   2,000,000         2,112,980
     Environmental Improvement, USX Corp., Refunding, 5.50%, 12/01/29 ......................  10,000,000        10,048,800
     Environmental Improvement, USX Corp., Refunding, 5.60%, 9/01/30 .......................   7,530,000         7,604,321
     Series A, MBIA Insured, 5.00%, 11/01/29 ...............................................   5,000,000         5,083,450
     Series B, MBIA Insured, 5.00%, 11/01/29 ...............................................   9,000,000         9,150,210
  Allegheny County Port Authority Special Revenue, Transportation,
     FGIC Insured, 5.00%, 3/01/25 ..........................................................  13,250,000        13,574,360
     FGIC Insured, 5.00%, 3/01/29 ..........................................................  16,500,000        16,757,565
     MBIA Insured, Pre-Refunded, 6.125%, 3/01/29 ...........................................  15,000,000        17,362,800
  Allegheny County Residential Finance Authority Mortgage Revenue,
     Ladies Grand Army Republic Health Facilities Project, Series G, FHA Insured, 6.35%,
      10/01/36 .............................................................................   1,805,000         1,883,120
     SF, Series FF-2, GNMA Secured, 6.00%, 11/01/31 ........................................   3,435,000         3,561,511
     SF, Series II-2, GNMA Secured, 5.90%, 11/01/32 ........................................   1,100,000         1,136,553
     SFM, Series DD-1, GNMA Secured, 5.35%, 11/01/19 .......................................     295,000           302,596
     SFM, Series DD-2, GNMA Secured, 5.40%, 11/01/29 .......................................   1,500,000         1,528,980
     SFMR, Series T, GNMA Secured, 6.95%, 5/01/17 ..........................................     580,000           580,615
  Armstrong County GO, MBIA Insured, 5.40%, 6/01/31 ........................................   2,500,000         2,610,225
  Bensalem Township GO, Refunding, FGIC Insured, 5.75%, 12/01/16 ...........................   3,000,000         3,162,120
  Berwick Area School District GO, Series A, FGIC Insured, 5.00%,
    10/01/25 ...............................................................................   1,000,000         1,023,290
  Bradford County IDA, Solid Waste Disposal Revenue, International Paper Co. Projects,
    Series A, 6.60%, 3/01/19 ...............................................................   2,500,000         2,586,800
  Bucks County IDAR, AMBAC Insured, 5.125%, 9/15/31 ........................................   3,675,000         3,760,921
  Cambria County IDA, PCR, Pennsylvania Electric Co. Project, Refunding, Series A,
    MBIA Insured, 5.80%, 11/01/20 ..........................................................   5,000,000         5,322,400
  Carbon County IDAR, Panther Creek Partner Project, Refunding, 6.65%,
    5/01/10 ................................................................................   3,700,000         4,011,096



                                                         Semiannual Report | 171

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STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Chartiers Valley Industrial and Commercial Development Authority First Mortgage Revenue,
    Asbury Place Project, Pre-Refunded, 6.50%, 2/01/36 ..................................... $ 4,070,000      $  4,388,518
  Clarion County Hospital Authority Revenue, Clarion Hospital Project, Refunding,
     5.40%, 7/01/07 ........................................................................   1,000,000         1,001,990
     5.55%, 7/01/09 ........................................................................   2,365,000         2,372,734
     5.60%, 7/01/10 ........................................................................     600,000           597,888
     5.75%, 7/01/12 ........................................................................   1,795,000         1,785,917
     5.75%, 7/01/17 ........................................................................     700,000           669,361
     5.625%, 7/01/21 .......................................................................   1,500,000         1,372,470
  Council Rock School District GO, Series A, MBIA Insured, 5.00%,
    11/15/22 ...............................................................................   5,180,000         5,379,378
  Cumberland County Municipal Authority College Revenue, Dickinson College, Series A,
    AMBAC Insured, 5.50%, 11/01/30 .........................................................   1,200,000         1,277,136
  Dauphin County General Authority Health System Revenue, Pinnacle Health System Project,
    Refunding, MBIA Insured, 5.50%, 5/15/17 ................................................   2,000,000         2,161,220
  Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project,
    Refunding,
     Series A, MBIA Insured, 6.50%, 7/01/12 ................................................   4,500,000         4,515,120
     Series B, MBIA Insured, ETM, 6.25%, 7/01/16 ...........................................   5,000,000         5,939,750
  Dauphin County General Authority Revenue, Sub. Series 3, AMBAC Insured, 4.75%,
    6/01/26 ................................................................................   1,000,000         1,038,890
  Deer Lakes School District GO, Series A, FSA Insured, 5.00%, 1/15/23 .....................   1,000,000         1,020,100
  Delaware County Authority College Revenue,
     Cabrini College, Radian Insured, 5.875%, 7/01/29 ......................................   6,385,000         6,853,276
     Eastern College, Series C, 5.625%, 10/01/28 ...........................................   2,210,000         2,213,271
     Haverford College, 5.75%, 11/15/29 ....................................................   3,500,000         3,818,220
     Haverford College, 6.00%, 11/15/30 ....................................................   1,750,000         1,967,402
  Delaware County Authority Revenue,
     Dunwoody Village Project, 6.25%, 4/01/30 ..............................................   1,800,000         1,870,110
     Health Facilities, Mercy Health Corp. Project, ETM, 6.00%,
      12/15/26 .............................................................................  10,800,000        11,701,044
  Delaware County IDAR, Philadelphia Suburban Water Co. Project, FGIC Insured, 6.00%,
    6/01/29 ................................................................................   2,000,000         2,199,560
  Delaware County University Authority Revenue, Villanova University, Series A, MBIA Insured,
    5.00%, 12/01/28 ........................................................................   3,000,000         3,028,680
  Delaware Valley Regional Finance Authority Local Government Revenue, Series B,
    AMBAC Insured, 5.60%, 7/01/17 ..........................................................   5,000,000         5,851,250
  Erie County IDA, Environmental Improvement Revenue, International Paper Co. Project,
    Refunding, Series B, 6.00%, 9/01/16 ....................................................     600,000           642,930
  Erie GO, Series E, FGIC Insured, 5.25%, 11/15/25 .........................................   5,000,000         5,240,650
  Erie School District GO, AMBAC Insured, Pre-Refunded, 5.80%, 9/01/29 .....................   3,000,000         3,484,500
  Greater Johnstown School District GO, Series C, MBIA Insured, 5.125%,
    8/01/25 ................................................................................   3,625,000         3,752,419
  Hazleton Area School District GO, Series B, FGIC Insured, 5.00%,
    3/01/23 ................................................................................   4,455,000         4,547,931
  Hazleton Health Services Authority Hospital Revenue, Hazleton General Hospital, 5.50%,
    7/01/27 ................................................................................   2,475,000         2,013,709



172 | Semiannual Report

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STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
a Indiana County IDAR, Indiana University of Pennsylvania, Refunding, AMBAC Insured, 5.00%,
    11/01/29 ............................................................................... $ 1,250,000      $  1,259,825
  Lancaster County Hospital Authority Revenue, Health Center,
     Masonic Homes Project, Refunding, AMBAC Insured, 5.00%, 11/15/20 ......................   1,600,000         1,630,576
     Willow Valley Retirement Project, 5.875%, 6/01/21 .....................................   1,000,000         1,037,780
  Latrobe IDAR, Saint Vincent College Project, 5.70%, 5/01/31 ..............................   1,500,000         1,539,030
  Lehigh County General Purpose Authority Revenues,
     Good Shepherd Rehabilitation Hospital, Refunding, AMBAC Insured,
     5.25%, 11/15/27 .......................................................................   5,000,000         5,109,000
     Lehigh Valley Hospital, Health Network, Series A, MBIA Insured,
      5.00%, 7/01/28 .......................................................................   4,000,000         4,031,880
     Lehigh Valley Hospital, Health Network, Series B, FSA Insured,
      5.25%, 7/01/19 .......................................................................   2,750,000         2,976,160
     Lehigh Valley Hospital, Refunding, Series A, MBIA Insured, 5.875%,
      7/01/15 ..............................................................................   1,000,000         1,050,950
  Lehigh County IDA, PCR, Pennsylvania Power and Light Co. Project, Refunding,
     Series A, MBIA Insured, 6.15%, 8/01/29 ................................................   5,550,000         5,877,894
     Series B, MBIA Insured, 6.40%, 9/01/29 ................................................  10,000,000        10,247,300
  Lower Merion Township School District GO, Refunding, 4.375%, 5/15/18 .....................   3,000,000         3,075,780
  Luzerne County GO, Series D, FGIC Insured, 5.00%, 11/15/26 ...............................   2,000,000         2,032,880
  Luzerne County IDA Exempt Facility Revenue, Gas and Water Co. Project, Refunding, Series A,
     6.05%, 1/01/19 ........................................................................   4,750,000         4,859,915
     AMBAC Insured, 7.00%, 12/01/17 ........................................................   5,000,000         5,165,900
  Lycoming County Authority College Revenue, Pennsylvania College of Technology,
     AMBAC Insured, 5.25%, 5/01/32 .........................................................   5,030,000         5,209,219
     Refunding, AMBAC Insured, 5.35%, 7/01/26 ..............................................   2,400,000         2,512,440
  Mercer County GO, FGIC Insured, 5.00%, 10/01/31 ..........................................   2,000,000         2,026,080
  Mercer County IDA, Water Facilities Revenue, MBIA Insured, 6.00%,
    7/01/30 ................................................................................   5,000,000         5,509,500
  Montgomery County GO, 5.00%, 9/15/22 .....................................................   3,335,000         3,467,133
  Montgomery County Higher Education and Health Authority Revenue, Faulkeways At Gwynedd
    Project, 6.75%,
     11/15/24 ..............................................................................     400,000           421,984
     11/15/30 ..............................................................................   1,000,000         1,052,490
  Montgomery County IDA, Retirement Community Revenue,
     Act Retirement-Life Communities, 5.25%, 11/15/28 ......................................   5,000,000         4,807,600
     Adult Community Total Services, Refunding, Series A, 5.875%,
      11/15/22 .............................................................................   4,850,000         4,926,000
     Adult Community Total Services, Series B, 5.75%, 11/15/17 .............................   4,000,000         4,118,160
  Mount Pleasant Business District Authority Hospital Revenue, Frick Hospital, Refunding,
     5.70%, 12/01/13 .......................................................................   1,205,000         1,247,886
     5.75%, 12/01/17 .......................................................................     500,000           506,715
     5.75%, 12/01/27 .......................................................................   1,600,000         1,542,272
  Muhlenberg School District GO, Series AA, FGIC Insured,
     5.00%, 9/01/22 ........................................................................   1,390,000         1,448,547
     Pre-Refunded, 6.00%, 9/01/23 ..........................................................   4,000,000         4,689,800
  New Wilmington Municipal Authority College Revenue, Westminster College, 5.35%,
    3/01/28 ................................................................................   2,250,000         2,226,263
  Norristown Area School District GO, FGIC Insured, 5.00%, 9/01/27 .........................   5,000,000         5,097,050



                                                         Semiannual Report | 173

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STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  North Hampton County IDAR, PCR, Metropolitan Edison Co., Refunding, Series A, MBIA Insured,
    6.10%, 7/15/21 ......................................................................... $ 6,100,000      $  6,447,273
  Northampton Boro Muni Authority Water Revenue, MBIA Insured, 5.00%,
    5/15/34 ................................................................................   2,400,000         2,436,696
  Norwin School District GO,
     FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ............................................   5,000,000         5,826,450
     Series A, MBIA Insured, 5.00%, 4/01/30 ................................................   1,000,000         1,012,820
     Series B, MBIA Insured, 5.00%, 4/01/31 ................................................   6,390,000         6,460,993
  Pennsbury School District GO, FGIC Insured, 5.00%, 1/15/22 ...............................   2,835,000         2,952,681
  Pennsylvania Convention Center Authority Revenue, Refunding, Series A,
    6.60%, 9/01/09 .........................................................................   5,000,000         5,126,000
  Pennsylvania Economic Development Financing Authority Revenue, Lincoln University, Series A,
    FGIC Insured, 5.00%, 6/01/33 ...........................................................   3,325,000         3,376,039
  Pennsylvania EDA,
     Financing Authority Revenue, MacMillan, LP Project, Pre-Refunded,
     7.60%, 12/01/20 .......................................................................   3,000,000         3,271,740
     Financing Resources Recovery Revenue, Colver Project, Series D,
      7.125%, 12/01/15 .....................................................................   5,000,000         5,156,050
  Pennsylvania HFAR,
     SF, 5.25%, 4/01/21 ....................................................................   7,000,000         7,108,780
     SFM, Series 67A, 5.85%, 10/01/18 ......................................................   5,000,000         5,208,200
  Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue, Philadelphia
    Funding Program, FGIC Insured, Pre-Refunded, 7.00%, 6/15/14 ............................   6,000,000         6,263,100
  Pennsylvania State Higher Educational Facilities Authority College and University Revenues,
     Allegheny College, Series B, 6.125%, 11/01/13 .........................................      90,000            91,236
     Marywood University Project, MBIA Insured, 5.65%, 6/01/25 .............................   2,500,000         2,724,400
  Pennsylvania State Higher Educational Facilities Authority Health Services Revenue,
     Allegheny Delaware Valley Obligation Group, Refunding, Series A, MBIA Insured, 5.875%,
      11/15/21 .............................................................................  17,000,000        18,453,670
     University of Pennsylvania Health Services, Refunding, Series A,
      5.75%, 1/01/22 .......................................................................  10,000,000        10,322,300
  Pennsylvania State Higher Educational Facilities Authority Revenue,
     Bryn Mawr College, AMBAC Insured, 5.125%, 12/01/29 ....................................   1,500,000         1,529,970
     Drexel University, Refunding, MBIA Insured, 5.75%, 5/01/22 ............................   4,000,000         4,409,600
     Drexel University, Series A, 5.00%, 5/01/20 ...........................................   1,485,000         1,539,262
     Drexel University, Series A, 5.20%, 5/01/29 ...........................................     750,000           770,010
     Philadelphia College of Textiles and Science, 6.75%, 4/01/20 ..........................   3,040,000         3,156,554
     State System of Higher Education, Series N, MBIA Insured, Pre-Refunded, 5.80%,
      6/15/24 ..............................................................................   4,000,000         4,294,840
     State System of Higher Education, Series R, FSA Insured, 5.00%,
      6/15/24 ..............................................................................   3,140,000         3,202,612
     Temple University, 7.40%, 10/01/10 ....................................................      30,000            30,116
     Temple University, First Series, MBIA Insured, 5.00%, 7/15/31 .........................   3,000,000         3,042,690
  Pennsylvania State Public School Building Authority Revenue,
     Central Montgomery County Area, FGIC Insured, 5.00%, 5/15/24 ..........................   2,500,000         2,591,250
     Lehigh Career and Technical Institution, MBIA Insured, 5.00%,
      10/01/31 .............................................................................   1,000,000         1,013,040
  Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, MBIA Insured,
    5.00%,
     12/01/24 ..............................................................................   1,655,000         1,713,107
     12/01/31 ..............................................................................   5,000,000         5,081,050



174 | Semiannual Report

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STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, 5.00%,
     7/15/28 ............................................................................... $10,000,000      $ 10,185,900
     7/15/31 ...............................................................................  13,820,000        14,036,836
  Pennsylvania State Turnpike Commission Turnpike Revenue,
     Series A, AMBAC Insured, 5.00%, 12/01/34 ..............................................   5,000,000         5,100,100
     Series R, AMBAC Insured, 5.00%, 12/01/26 ..............................................   2,000,000         2,045,940
  Pennsylvania State Turnpike Oil Commission Franchise Tax Revenue, Series R, AMBAC Insured,
    5.00%, 12/01/30 ........................................................................  11,125,000        11,313,680
  Philadelphia Airport Revenue, Philadelphia Airport System, Series A, AMBAC Insured, 6.10%,
    6/15/25 ................................................................................   5,000,000         5,247,500
  Philadelphia Authority For IDR, Series B, AMBAC Insured, 5.25%,
    7/01/31 ................................................................................   2,000,000         2,080,420
  Philadelphia Gas Works Revenue, 12th Series B, MBIA Insured, ETM, 7.00%, 5/15/20 .........   1,000,000         1,263,750
  Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
     Children's Hospital, Refunding, Series A, 5.00%, 2/15/21 ..............................   2,465,000         2,474,687
     Frankford Hospital, Series A, ETM, 6.00%, 6/01/14 .....................................   2,305,000         2,350,362
     Temple University Hospital, 5.875%, 11/15/23 ..........................................   5,000,000         4,912,050
  Philadelphia Housing Authority Capital Fund Program Revenue, Series A, FSA Insured, 5.00%,
    12/01/21 ...............................................................................   5,000,000         5,276,050
  Philadelphia IDA, Lease Revenue, Series B, FSA Insured, 5.125%,
    10/01/26 ...............................................................................  12,000,000        12,387,960
  Philadelphia Parking Authority Parking Revenue, Airport, FSA Insured, 5.25%,
     9/01/22 ...............................................................................   3,250,000         3,448,315
     9/01/29 ...............................................................................  13,000,000        13,447,330
  Philadelphia RDA, Home Improvement Loan Revenue, Series B, FHA Insured, 6.10%,
    6/01/17 ................................................................................      85,000            87,632
  Philadelphia School District GO,
     Series B, AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 ................................   1,000,000         1,085,680
     Series C, MBIA Insured, Pre-Refunded, 5.75%, 3/01/29 ..................................   8,000,000         9,180,960
  Philadelphia Water and Sewer Revenue, Series 10, ETM, 7.35%, 9/01/04 .....................   2,440,000         2,440,000
  Philadelphia Water and Wastewater Revenue, Series A, FGIC Insured, 5.00%, 11/01/31 .......   7,000,000         7,102,620
  Pittsburgh Public Parking Authority Parking Revenue, AMBAC Insured,
    6.00%, 12/01/24 ........................................................................   2,000,000         2,272,500
  Pittsburgh Urban RDA,
     Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30 ..............................   1,370,000         1,401,716
     Mortgage Revenue, Series D, 6.25%, 10/01/17 ...........................................   1,695,000         1,756,206
     Tax Allocation, 6.10%, 5/01/19 ........................................................   1,000,000         1,100,930
  Pittsburgh Water and Sewer System Authority Revenue, Refunding, FGIC Insured, ETM, 7.25%,
    9/01/14 ................................................................................   1,250,000         1,523,913
  Plum Boro School District GO, FGIC Insured, 5.25%, 9/15/30 ...............................   8,870,000         9,175,217
  Puerto Rico Commonwealth GO, Public Improvement, Series A,
     5.00%, 7/01/33 ........................................................................  30,000,000        30,210,900
     Pre-Refunded, 5.00%, 7/01/27 ..........................................................  10,590,000        11,931,541
  Puerto Rico PBA Revenue Guaranteed, Government Facilities, Series I,
    5.00%, 7/01/36 .........................................................................   5,950,000         5,986,355
  Sayre Health Care Facilities Authority Revenue, Guthrie Health,
    Series A, 5.875%, 12/01/31 .............................................................   2,500,000         2,584,650
  Seneca Valley School District GO, MBIA Insured, 5.375%, 1/01/21 ..........................   2,000,000         2,163,820



                                                         Semiannual Report | 175

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STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital
    Project, Series A, MBIA Insured, 5.75%, 7/01/26 ........................................ $10,000,000      $ 10,799,800
  Southcentral General Authority Revenue, Wellspan Health Obligated, Refunding,
    MBIA Insured, 5.25%, 5/15/31 ...........................................................  10,000,000        10,260,200
  Southeastern Pennsylvania Transportation Authority Special Revenue, FGIC Insured, 5.375%,
    3/01/22 ................................................................................   3,000,000         3,265,980
  Southern Lehigh School District GO, Series A, FGIC Insured, 5.00%,
    9/01/25 ................................................................................   6,900,000         7,078,227
  State Public School Building Authority College Revenue, Westmoreland County Community
    College, FGIC Insured, 5.25%, 10/15/22 .................................................   2,170,000         2,322,160
  State Public School Building Authority School Revenue,
     Daniel Boone School District Project, MBIA Insured, 5.00%, 4/01/28 ....................  10,000,000        10,181,100
     Northwestern School District Project, Series E, FGIC Insured,
      5.75%, 1/15/19 .......................................................................   3,000,000         3,350,790
     Philadelphia School District Project, FSA Insured, 5.00%, 6/01/33 .....................  34,170,000        34,650,772
  Susquehanna Area Regional Airport Authority Revenue, Series A, AMBAC Insured, 5.00%,
    1/01/28 ................................................................................   2,000,000         2,013,400
  University of Pittsburgh Revenue, Higher Education, Refunding, Series B, MBIA Insured,
    5.00%, 6/01/21 .........................................................................  10,000,000        10,353,300
  Upper St. Clair Township School District GO,
     FSA Insured, 5.00%, 7/15/28 ...........................................................   1,000,000         1,016,850
     Refunding, 5.20%, 7/15/27 .............................................................   5,000,000         5,086,150
  Virgin Islands PFAR, Gross Receipts Taxes, Loan Note, Radian Insured,
    5.00%, 10/01/33 ........................................................................   5,000,000         5,055,050
  Washington County Authority Revenue, Capital Projects and Equipment Program, Refunding,
    AMBAC Insured, 6.15%, 12/01/29 .........................................................   5,000,000         5,283,450
  Washington County GO, Series A, AMBAC Insured, 5.125%, 9/01/27 ...........................   5,000,000         5,150,300
  West Allegheny School District GO, Refunding, Series D, FGIC Insured, 4.75%,
     9/01/19 ...............................................................................   2,000,000         2,077,920
     9/01/20 ...............................................................................   3,805,000         3,930,946
                                                                                                              -------------
  TOTAL BONDS ..............................................................................                   793,010,116
                                                                                                              -------------
  ZERO COUPON/STEP-UP BONDS .9%
  Pennsylvania HFA, SFMR,
     Series 63A, 4/01/30 ...................................................................  11,000,000         2,630,870
     Series 64, zero cpn. to 10/01/08, 5.25% thereafter, 4/01/30 ...........................   5,755,000         4,681,807
                                                                                                              -------------
  TOTAL ZERO COUPON/STEP-UP BONDS ..........................................................                     7,312,677
                                                                                                              -------------
  TOTAL LONG TERM INVESTMENTS (COST $757,088,264) ..........................................                   800,322,793
                                                                                                              -------------




176 | Semiannual Report

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STATEMENT OF INVESTMENTS, AUGUST 31, 2004 (UNAUDITED) (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND                                              PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS .7%
  BONDS
b Chester County IDAR, Refunding, Daily VRDN and Put, 1.37%, 7/01/31 ....................... $   300,000      $    300,000
b Delaware County IDA, Airport Facilities Revenue, United Parcel Service Project, Daily VRDN
    and Put, 1.21%, 12/01/15 ...............................................................     200,000           200,000
b Emmaus General Authority Revenue, FSA Insured, Weekly VRDN and Put,
    1.33%, 12/01/28 ........................................................................     400,000           400,000
b Gettysburg Area IDAR, Brethren Home Community Project, Series A, Weekly VRDN and Put,
    1.33%, 6/01/24 .........................................................................   1,200,000         1,200,000
b Lehigh County General Purpose Authority Revenue, St. Lukes Hospital Project, Daily VRDN and
    Put, 1.32%, 7/01/31 ....................................................................     300,000           300,000
b Pennsylvania State Higher Educational Facilities Authority College and University Revenues,
    College of Optometry, Refunding, Weekly VRDN and Put, 1.33%, 3/01/26 ...................     195,000           195,000
b Philadelphia Authority for IDR, Newcourtland Elder Services Project, Daily VRDN and Put,
    1.37%, 3/01/27 .........................................................................   2,200,000         2,200,000
b South Fork Municipal Authority Hospital Revenue, Conemaugh Health System, Refunding,
    Series A, MBIA Insured, Daily VRDN and Put, 1.26%, 7/01/28 .............................     560,000           560,000
b York General Authority Pooled Financing Revenue, Sub Series A, AMBAC Insured, Weekly
    VRDN and Put, 1.33%, 9/01/26 ...........................................................     300,000           300,000
                                                                                                              -------------
  TOTAL SHORT TERM INVESTMENTS (COST $5,655,000) ...........................................                     5,655,000
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $762,743,264) 98.8% ..............................................                   805,977,793
  OTHER ASSETS, LESS LIABILITIES 1.2% ......................................................                     9,678,417
                                                                                                              -------------
  NET ASSETS 100.0% ........................................................................                  $815,656,210
                                                                                                              =============




See glossary of terms on page 178.

aSee Note 1(b) regarding securities purchased on a when-issued or delayed delivery basis.

bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                    Semiannual Report | See notes to financial statements. | 177

Franklin Tax-Free Trust

GLOSSARY OF TERMS

1915 ACT  -  Improvement Bond Act of 1915
ABAG      -  The Association of Bay Area Governments
ACA       -  American Capital Access Holdings Inc.
ACES      -  Adjustable Convertible Exempt Securities
AD        -  Assessment District
AMBAC     -  American Municipal Bond Assurance Corp.
CDA       -  Community Development Authority/Agency
CDD       -  Community Development District
CFD       -  Community Facilities District
COP       -  Certificate of Participation
EDA       -  Economic Development Authority
EDC       -  Economic Development Corp.
EDR       -  Economic Development Revenue
ETM       -  Escrow to Maturity
FGIC      -  Financial Guaranty Insurance Co.
FHA       -  Federal Housing Authority/Agency
FNMA      -  Federal National Mortgage Association
FSA       -  Financial Security Assistance
GNMA      -  Government National Mortgage Association
GO        -  General Obligation
HDA       -  Housing Development Authority/Agency
HFA       -  Housing Finance Authority/Agency
HFAR      -  Housing Finance Authority/Agency Revenue
HFC       -  Housing Finance Corp.
HFR       -  Housing Finance Revenue
HMR       -  Home Mortgage Revenue
ID        -  Improvement District
IDA       -  Industrial Development Authority/Agency
IDAR      -  Industrial Development Authority/Agency Revenue
IDB       -  Industrial Development Bond/Board
IDR       -  Industrial Development Revenue
IPC       -  Industrial Pollution Control
ISD       -  Independent School District
LLC       -  Limited Liability Corp.
LP        -  Limited Partnership
MAC       -  Municipal Assistance Corp.
MBIA      -  Municipal Bond Investors Assurance Corp.
MBS       -  Mortgage-Backed Securities
MF        -  Multi-Family
MFH       -  Multi-Family Housing
MFHR      -  Multi-Family Housing Revenue
MFR       -  Multi-Family Revenue
MTA       -  Metropolitan Transit Authority
MUD       -  Municipal Utility District
PBA       -  Public Building Authority
PCFA      -  Pollution Control Financing Authority
PCR       -  Pollution Control Revenue
PFAR      -  Public Financing Authority Revenue
PLC       -  Public Limited Co.
RDA       -  Redevelopment Agency/Authority
RDAR      -  Redevelopment Agency Revenue
SF        -  Single Family
SFM       -  Single Family Mortgage
SFMR      -  Single Family Mortgage Revenue
SFR       -  Single Family Revenue
UHSD      -  Unified/Union High School District
USD       -  Unified/Union School District
XLCA      -  XL Capital Assurance





178 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

August 31, 2004 (unaudited)

                                                             --------------------------------------------------------------
                                                              FRANKLIN        FRANKLIN         FRANKLIN        FRANKLIN
                                                               ARIZONA        COLORADO        CONNECTICUT       DOUBLE
                                                              TAX-FREE        TAX-FREE         TAX-FREE        TAX-FREE
                                                             INCOME FUND     INCOME FUND      INCOME FUND     INCOME FUND
                                                             --------------------------------------------------------------
Assets:
 Investments in securities:
  Cost ....................................................  $856,717,090    $339,870,988     $276,683,891    $314,110,301
                                                             ==============================================================
  Value ...................................................   905,522,087     363,126,066      290,134,190     329,918,956
 Cash .....................................................     6,466,439          90,681           79,504          25,575
 Receivables:
  Capital shares sold .....................................       888,983         172,501          296,557         977,198
  Interest ................................................    10,084,279       5,197,860        3,549,535       3,966,774
                                                             --------------------------------------------------------------
      Total assets ........................................   922,961,788     368,587,108      294,059,786     334,888,503
                                                             --------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased .........................            --       5,007,944               --              --
  Capital shares redeemed .................................     1,311,468         246,983        1,212,545         526,820
  Affiliates ..............................................       481,624         214,092          180,438         206,844
 Distributions to shareholders ............................     1,404,619         559,758          372,230         486,336
 Other liabilities ........................................        37,064          41,669           34,382          26,047
                                                             --------------------------------------------------------------
      Total liabilities ...................................     3,234,775       6,070,446        1,799,595       1,246,047
       Net assets, at value ...............................  $919,727,013    $362,516,662     $292,260,191    $333,642,456
                                                             ==============================================================
Net assets consist of:
 Distribution in excess of net investment income ..........  $ (1,423,932)   $   (216,776)    $   (200,489)   $   (392,648)
 Net unrealized appreciation (depreciation) ...............    48,804,997      23,255,078       13,450,299      15,808,655
 Accumulated net realized gain (loss) .....................   (22,064,652)     (8,037,883)      (6,806,837)       (422,081)
 Capital shares ...........................................   894,410,600     347,516,243      285,817,218     318,648,530
                                                             --------------------------------------------------------------
       Net assets, at value ...............................  $919,727,013    $362,516,662     $292,260,191    $333,642,456
                                                             ==============================================================



                    Semiannual Report | See notes to financial statements. | 179

Franklin Tax-Free Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

August 31, 2004 (unaudited)

                                                             --------------------------------------------------------------
                                                              FRANKLIN        FRANKLIN         FRANKLIN        FRANKLIN
                                                               ARIZONA        COLORADO        CONNECTICUT       DOUBLE
                                                              TAX-FREE        TAX-FREE         TAX-FREE        TAX-FREE
                                                             INCOME FUND     INCOME FUND      INCOME FUND     INCOME FUND
                                                             --------------------------------------------------------------
CLASS A:
 Net assets, at value .....................................  $853,650,129    $321,899,546     $254,182,816    $290,307,920
                                                             ==============================================================
 Shares outstanding .......................................    77,233,585      26,967,405       23,166,890      24,488,631
                                                             ==============================================================
 Net asset value per share a ..............................        $11.05          $11.94           $10.97          $11.85
                                                             ==============================================================
 Maximum offering price per share (net asset value per
 share / 95.75%) ..........................................        $11.54          $12.47           $11.46          $12.38
                                                             ==============================================================

CLASS B:
 Net assets, at value .....................................  $ 23,528,157              --               --              --
                                                             ==============================================================
 Shares outstanding .......................................     2,117,577              --               --              --
                                                             ==============================================================
 Net asset value and maximum offering price per share a ...        $11.11              --               --              --
                                                             ==============================================================
CLASS C:
 Net assets, at value .....................................  $ 42,548,727    $ 40,617,116     $ 38,077,375    $ 43,334,536
                                                             ==============================================================
 Shares outstanding .......................................     3,815,271       3,380,250        3,455,087       3,644,233
                                                             ==============================================================
 Net asset value and maximum offering price per share a ...        $11.15          $12.02           $11.02          $11.89
                                                             ==============================================================

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

180 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

August 31, 2004 (unaudited)

                                                      ---------------------------------------------------------------------
                                                      FRANKLIN FEDERAL  FRANKLIN FEDERAL      FRANKLIN         FRANKLIN
                                                      INTERMEDIATE-TERM   LIMITED-TERM       HIGH YIELD       NEW JERSEY
                                                          TAX-FREE          TAX-FREE          TAX-FREE         TAX-FREE
                                                         INCOME FUND       INCOME FUND       INCOME FUND      INCOME FUND
                                                      ---------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost ..............................................    $458,868,968      $30,607,467      $5,008,976,093    $884,506,567
                                                      =====================================================================
  Value .............................................     479,834,918       30,717,189       5,195,192,151     938,446,804
 Cash ...............................................         406,104          125,460              96,978       1,106,910
 Receivables:
  Investment securities sold ........................              --               --             253,267              --
  Capital shares sold ...............................       1,013,581          267,824           7,948,660       1,291,342
  Affiliates ........................................              --           15,089                  --              --
  Interest ..........................................       5,349,389          179,806          86,932,749      10,797,031
                                                      ---------------------------------------------------------------------
      Total assets ..................................     486,603,992       31,305,368       5,290,423,805     951,642,087
                                                      ---------------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ...................       3,481,275               --                  --       1,031,941
  Capital shares redeemed ...........................         924,253          607,625           7,848,072         910,618
  Affiliates ........................................         261,117            3,926           2,927,844         566,481
 Distributions to shareholders ......................         604,066           14,805           8,459,274       1,219,923
 Other liabilities ..................................          13,789            9,761             386,136          87,846
                                                      ---------------------------------------------------------------------
      Total liabilities .............................       5,284,500          636,117          19,621,326       3,816,809
                                                      ---------------------------------------------------------------------
       Net assets, at value .........................    $481,319,492      $30,669,251      $5,270,802,479    $947,825,278
                                                      =====================================================================
Net assets consist of:
 Undistributed net investment income (distributions in
 excess of net investment income) ...................    $   (349,953)     $    11,846      $   (1,463,772)   $     55,829
 Net unrealized appreciation (depreciation) .........      20,965,950          109,722         186,216,058      53,940,237
 Accumulated net realized gain (loss) ...............      (4,907,210)          (4,518)       (387,609,362)     (3,551,899)
 Capital shares .....................................     465,610,705       30,552,201       5,473,659,555     897,381,111
                                                      ---------------------------------------------------------------------
       Net assets, at value .........................    $481,319,492      $30,669,251      $5,270,802,479    $947,825,278
                                                      =====================================================================


                    Semiannual Report | See notes to financial statements. | 181

Franklin Tax-Free Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

August 31, 2004 (unaudited)

                                                      ---------------------------------------------------------------------
                                                      FRANKLIN FEDERAL  FRANKLIN FEDERAL      FRANKLIN         FRANKLIN
                                                      INTERMEDIATE-TERM   LIMITED-TERM       HIGH YIELD       NEW JERSEY
                                                          TAX-FREE          TAX-FREE          TAX-FREE         TAX-FREE
                                                         INCOME FUND       INCOME FUND       INCOME FUND      INCOME FUND
                                                      ---------------------------------------------------------------------
CLASS A:
 Net assets, at value ...............................    $463,761,785      $30,669,251     $4,467,892,413    $758,626,708
                                                      =====================================================================
 Shares outstanding .................................      40,075,028        3,046,153        421,593,282      63,018,818
                                                      =====================================================================
 Net asset value per share a ........................          $11.57           $10.07             $10.60          $12.04
                                                      =====================================================================
 Maximum offering price per share (net asset value
 per share / 97.75%, 100%, 95.75% and 95.75%,
 respectively) ......................................          $11.84           $10.07             $11.07          $12.57
                                                      =====================================================================

CLASS B:
 Net assets, at value ...............................              --               --     $  248,923,373    $ 80,211,120
                                                      =====================================================================
 Shares outstanding .................................              --               --         23,347,323       6,628,047
                                                      =====================================================================
 Net asset value and maximum offering price
 per share a ........................................              --               --             $10.66          $12.10
                                                      =====================================================================

CLASS C:
 Net assets, at value ...............................    $ 17,557,707               --     $  553,986,693    $108,987,450
                                                      =====================================================================
 Shares outstanding .................................       1,515,045               --         51,777,700       8,988,498
                                                      =====================================================================
 Net asset value and maximum offering price
 per share a ........................................          $11.59               --             $10.70          $12.13
                                                      =====================================================================

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

182 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

August 31, 2004 (unaudited)

                                                                                             -----------------------------
                                                                                               FRANKLIN        FRANKLIN
                                                                                                OREGON       PENNSYLVANIA
                                                                                               TAX-FREE        TAX-FREE
                                                                                              INCOME FUND     INCOME FUND
                                                                                             -----------------------------
Assets:
 Investments in securities:
  Cost ....................................................................................  $580,494,032   $762,743,264
                                                                                             =============================
  Value ...................................................................................   612,635,010    805,977,793
 Cash .....................................................................................       841,890         90,768
 Receivables:
  Capital shares sold .....................................................................       484,588      1,115,628
  Interest ................................................................................     6,844,272     12,635,035
                                                                                             -----------------------------
      Total assets ........................................................................   620,805,760    819,819,224
                                                                                             -----------------------------
Liabilities:
 Payables:
  Investment securities purchased .........................................................            --      1,261,016
  Capital shares redeemed .................................................................     1,131,685      1,088,130
  Affiliates ..............................................................................       349,715        483,721
 Distributions to shareholders ............................................................       810,998      1,227,515
 Other liabilities ........................................................................        53,233        102,632
                                                                                             -----------------------------
      Total liabilities ...................................................................     2,345,631      4,163,014
                                                                                             -----------------------------
       Net assets, at value ...............................................................  $618,460,129   $815,656,210
                                                                                             =============================
Net assets consist of:
 Undistributed net investment income (distributions in excess of net investment income) ...  $    612,758   $   (482,597)
 Net unrealized appreciation (depreciation) ...............................................    32,140,978     43,234,529
 Accumulated net realized gain (loss) .....................................................    (7,648,574)   (11,393,088)
 Capital shares ...........................................................................   593,354,967    784,297,366
                                                                                             -----------------------------
       Net assets, at value ...............................................................  $618,460,129   $815,656,210
                                                                                             =============================


                    Semiannual Report | See notes to financial statements. | 183

Franklin Tax-Free Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

August 31, 2004 (unaudited)

                                                                                             -----------------------------
                                                                                               FRANKLIN        FRANKLIN
                                                                                                OREGON       PENNSYLVANIA
                                                                                               TAX-FREE        TAX-FREE
                                                                                              INCOME FUND     INCOME FUND
                                                                                             -----------------------------
CLASS A:
 Net assets, at value .....................................................................  $543,940,202   $686,663,158
                                                                                             =============================
 Shares outstanding .......................................................................    46,229,968     66,019,010
                                                                                             =============================
 Net asset value per share a ..............................................................        $11.77         $10.40
                                                                                             =============================
 Maximum offering price per share (net asset value per share / 95.75%) ....................        $12.29         $10.86
                                                                                             =============================

CLASS B:
 Net assets, at value .....................................................................            --   $ 50,383,991
                                                                                             =============================
 Shares outstanding .......................................................................            --      4,829,295
                                                                                             =============================
 Net asset value and maximum offering price per share a ...................................            --         $10.43
                                                                                             =============================

CLASS C:
 Net assets, at value .....................................................................  $ 74,519,927   $ 78,609,061
                                                                                             =============================
 Shares outstanding .......................................................................     6,278,110      7,506,170
                                                                                             =============================
 Net asset value and maximum offering price per share a ...................................        $11.87         $10.47
                                                                                             =============================


aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

184 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF OPERATIONS

for the six months ended August 31, 2004 (unaudited)


                                                                -----------------------------------------------------------
                                                                   FRANKLIN        FRANKLIN      FRANKLIN       FRANKLIN
                                                                    ARIZONA        COLORADO     CONNECTICUT      DOUBLE
                                                                   TAX-FREE        TAX-FREE      TAX-FREE       TAX-FREE
                                                                  INCOME FUND     INCOME FUND   INCOME FUND    INCOME FUND
                                                                -----------------------------------------------------------
Investment income:
 Interest .....................................................  $ 23,965,747    $ 9,593,546   $ 7,668,112    $ 8,461,862
                                                                -----------------------------------------------------------
Expenses:
 Management fees (Note 3) .....................................     2,194,434        945,347       782,421        872,289
 Distribution fees (Note 3)
  Class A .....................................................       430,891        163,170       127,350        145,100
  Class B .....................................................        77,903              -            --             --
  Class C .....................................................       136,509        135,350       130,263        143,599
 Transfer agent fees (Note 3) .................................       165,582         86,643        68,046        103,112
 Custodian fees ...............................................         6,383          2,435         2,156          2,433
 Reports to shareholders ......................................        15,187         11,938        11,705         13,766
 Registration and filing fees .................................        13,215          5,713         7,582         21,871
 Professional fees ............................................        14,200         11,691         8,610          8,932
 Trustees' fees and expenses ..................................         4,716          1,642         2,683          1,622
 Other ........................................................        29,022         19,276        12,749         14,399
                                                                -----------------------------------------------------------
      Total expenses ..........................................     3,088,042      1,383,205     1,153,565      1,327,123
                                                                -----------------------------------------------------------
       Net investment income ..................................    20,877,705      8,210,341     6,514,547      7,134,739
                                                                -----------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ....................      (106,910)      (319,405)      190,815       (420,643)
 Net unrealized appreciation (depreciation)
 on investments ...............................................   (13,983,475)    (7,723,308)   (4,419,651)    (5,097,899)
                                                                -----------------------------------------------------------
Net realized and unrealized gain (loss) .......................   (14,090,385)    (8,042,713)   (4,228,836)    (5,518,542)
                                                                -----------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations ..............................................  $  6,787,320    $   167,628   $ 2,285,711    $ 1,616,197
                                                                ===========================================================


                    Semiannual Report | See notes to financial statements. | 185

Franklin Tax-Free Trust

STATEMENTS OF OPERATIONS (CONTINUED)
for the six months ended August 31, 2004 (unaudited)


                                                         ------------------------------------------------------------------
                                                         FRANKLIN FEDERAL  FRANKLIN FEDERAL    FRANKLIN        FRANKLIN
                                                         INTERMEDIATE-TERM   LIMITED-TERM     HIGH YIELD      NEW JERSEY
                                                             TAX-FREE          TAX-FREE        TAX-FREE        TAX-FREE
                                                            INCOME FUND       INCOME FUND     INCOME FUND     INCOME FUND
                                                         ------------------------------------------------------------------
Investment income:
 Interest .............................................      $10,167,724       $ 260,198     $160,946,315    $ 24,503,120
                                                         ------------------------------------------------------------------
Expenses:
 Management fees (Note 3) .............................        1,162,808          72,284       11,917,867       2,237,173
 Administrative fees (Note 3) .........................               --          28,894               --              --
 Distribution fees (Note 3)
  Class A .............................................          222,559          21,655        2,119,036         378,851
  Class B .............................................               --               -          804,492         255,343
  Class C .............................................           46,312               -        1,803,331         353,627
 Transfer agent fees (Note 3) .........................          101,351           4,564        1,354,269         252,563
 Custodian fees .......................................            3,224             229           37,770           7,171
 Reports to shareholders ..............................            9,371           1,896          159,423          30,343
 Registration and filing fees .........................           51,912          29,261           94,637          10,697
 Amortization of offering costs (Note 1) ..............               --           6,929               --              --
 Professional fees ....................................            8,665           7,829           45,949          15,975
 Trustees' fees and expenses ..........................            2,306             119           26,209           5,147
 Other ................................................           21,191           6,593          171,275          34,569
                                                         ------------------------------------------------------------------
      Total expenses ..................................        1,629,699         180,253       18,534,258       3,581,459
      Expenses waived/paid by affiliate (Note 3) ......               --        (107,968)              --              --
                                                         ------------------------------------------------------------------
       Net expenses ...................................        1,629,699          72,285       18,534,258       3,581,459
                                                         ------------------------------------------------------------------
        Net investment income .........................        8,538,025         187,913      142,412,057      20,921,661
                                                         ------------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ............         (134,212)         (4,518)      (1,944,503)        (41,663)
 Net unrealized appreciation (depreciation)
 on investments .......................................       (7,158,714)        (83,044)     (84,094,157)    (15,719,707)
                                                         ------------------------------------------------------------------
Net realized and unrealized gain (loss) ...............       (7,292,926)        (87,562)     (86,038,660)    (15,761,370)
                                                         ------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations ......................................      $ 1,245,099       $ 100,351     $ 56,373,397    $  5,160,291
                                                         ==================================================================



186 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF OPERATIONS (CONTINUED)
for the six months ended August 31, 2004 (unaudited)


                                                                                              -----------------------------
                                                                                                FRANKLIN        FRANKLIN
                                                                                                 OREGON       PENNSYLVANIA
                                                                                                TAX-FREE        TAX-FREE
                                                                                               INCOME FUND     INCOME FUND
                                                                                              -----------------------------
Investment income:
 Interest ................................................................................... $15,907,432    $ 21,592,160
                                                                                              -----------------------------
Expenses:
 Management fees (Note 3) ...................................................................   1,508,976       1,972,287
 Distribution fees (Note 3)
  Class A ...................................................................................     271,503         349,546
  Class B ...................................................................................          --         162,558
  Class C ...................................................................................     248,746         258,681
 Transfer agent fees (Note 3) ...............................................................     140,428         253,431
 Custodian fees .............................................................................       4,454           6,962
 Reports to shareholders ....................................................................      16,827          33,058
 Registration and filing fees ...............................................................       5,578          13,140
 Professional fees ..........................................................................       8,771          19,111
 Trustees' fees and expenses ................................................................       3,915           7,306
 Other ......................................................................................      23,030          36,551
                                                                                              -----------------------------
      Total expenses ........................................................................   2,232,228       3,112,631
                                                                                              -----------------------------
       Net investment income ................................................................  13,675,204      18,479,529
                                                                                              -----------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ..................................................     191,585      (1,486,576)
 Net unrealized appreciation (depreciation) on investments ..................................  (9,951,425)    (17,274,648)
                                                                                              -----------------------------
Net realized and unrealized gain (loss) .....................................................  (9,759,840)    (18,761,224)
                                                                                              -----------------------------
Net increase (decrease) in net assets resulting from operations ............................. $ 3,915,364    $   (281,695)
                                                                                              =============================


                    Semiannual Report | See notes to financial statements. | 187

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended August 31, 2004 (unaudited) and the year ended February 29, 2004

                                             ------------------------------------------------------------------------------
                                                       FRANKLIN ARIZONA                          FRANKLIN COLORADO
                                                     TAX-FREE INCOME FUND                      TAX-FREE INCOME FUND
                                             ------------------------------------------------------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED          SIX MONTHS ENDED      YEAR ENDED
                                              AUGUST 31, 2004   FEBRUARY 29, 2004       AUGUST 31, 2004   FEBRUARY 29, 2004
                                             ------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................     $ 20,877,705       $ 44,369,039           $  8,210,341       $ 17,015,255
  Net realized gain (loss) from
   investments .............................         (106,910)       (20,658,598)              (319,405)        (4,268,593)
  Net unrealized appreciation (depreciation)
   on investments ............................    (13,983,475)        48,316,889             (7,723,308)        10,100,721
                                             ------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ...........        6,787,320         72,027,330                167,628         22,847,383
 Distributions to shareholders from:
  Net investment income:
   Class A .................................      (20,188,168)       (41,679,586)            (7,614,718)       (15,005,597)
   Class B .................................         (491,598)          (960,327)                    --                 --
   Class C .................................         (857,898)        (1,665,537)              (849,162)        (1,680,274)
                                             ------------------------------------------------------------------------------
 Total distributions to shareholders .......      (21,537,664)       (44,305,450)            (8,463,880)       (16,685,871)
 Capital share transactions: (Note 2)
   Class A .................................      (33,286,046)        (5,539,682)            (9,893,698)       (12,213,413)
   Class B .................................       (1,690,551)         4,251,835                     --                 --
   Class C .................................          163,499          4,484,816             (1,502,149)        (1,385,337)
                                             ------------------------------------------------------------------------------
 Total capital share transactions ..........      (34,813,098)         3,196,969            (11,395,847)       (13,598,750)
 Redemption fees (Note 1) ..................               --                 --                      2                 --
                                             ------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets ..............................      (49,563,442)        30,918,849            (19,692,097)        (7,437,238)
Net assets:
 Beginning of period .......................      969,290,455        938,371,606            382,208,759        389,645,997
                                             ------------------------------------------------------------------------------
 End of period .............................     $919,727,013       $969,290,455           $362,516,662       $382,208,759
                                             ==============================================================================
Undistributed net investment income
 (Distributions in excess of net investment
 income) included in net assets:
  End of period ............................     $ (1,423,932)      $   (763,973)          $   (216,776)      $     36,763
                                             ==============================================================================


188 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the six months ended August 31, 2004 (unaudited) and the year ended February 29, 2004


                                             ------------------------------------------------------------------------------
                                                     FRANKLIN CONNECTICUT                         FRANKLIN DOUBLE
                                                     TAX-FREE INCOME FUND                      TAX-FREE INCOME FUND
                                             ------------------------------------------------------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED          SIX MONTHS ENDED      YEAR ENDED
                                              AUGUST 31, 2004   FEBRUARY 29, 2004       AUGUST 31, 2004   FEBRUARY 29, 2004
                                             ------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................    $  6,514,547       $ 13,643,214           $  7,134,739       $ 13,923,913
  Net realized gain (loss) from
   investments ..............................         190,815         (3,507,772)              (420,643)           576,099
  Net unrealized appreciation (depreciation)
   on investments ...........................      (4,419,651)         3,545,453             (5,097,899)         5,153,880
                                             ------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ...........       2,285,711         13,680,895              1,616,197         19,653,892
 Distributions to shareholders from:
  Net investment income:
   Class A ..................................      (5,738,604)       (11,965,537)            (6,454,576)       (12,518,487)
   Class C ..................................        (782,649)        (1,720,192)              (855,131)        (1,486,625)
  Net realized gains:
   Class A ..................................              --                 --               (512,949)          (801,023)
   Class C ..................................              --                 --                (78,981)          (110,991)
                                             ------------------------------------------------------------------------------
 Total distributions to shareholders ........      (6,521,253)       (13,685,729)            (7,901,637)       (14,917,126)
 Capital share transactions: (Note 2)
   Class A ..................................      (8,096,714)       (13,448,720)            (3,005,933)        21,517,610
   Class C ..................................      (4,078,656)        (3,410,293)            (1,371,364)        14,074,696
                                             ------------------------------------------------------------------------------
 Total capital share transactions ...........     (12,175,370)       (16,859,013)            (4,377,297)        35,592,306
 Redemption fees (Note 1) ...................              --                 --                  1,011                 --
                                             ------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets ...............................     (16,410,912)       (16,863,847)           (10,661,726)        40,329,072
Net assets:
 Beginning of period ........................     308,671,103        325,534,950            344,304,182        303,975,110
                                             ==============================================================================
 End of period ..............................    $292,260,191       $308,671,103           $333,642,456       $344,304,182
Distributions in excess of net investment
 income included in net assets:
  End of period .............................    $   (200,489)      $   (193,783)          $   (392,648)      $   (217,680)
                                             ==============================================================================


                    Semiannual Report | See notes to financial statements. | 189

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the six months ended August 31, 2004 (unaudited) and the year ended February 29, 2004


                                             ------------------------------------------------------------------------------
                                              FRANKLIN FEDERAL INTERMEDIATE-TERM           FRANKLIN FEDERAL LIMITED-TERM
                                                     TAX-FREE INCOME FUND                      TAX-FREE INCOME FUND
                                             ------------------------------------------------------------------------------
                                             SIX MONTHS ENDED      YEAR ENDED          SIX MONTHS ENDED      YEAR ENDED
                                              AUGUST 31, 2004   FEBRUARY 29, 2004       AUGUST 31, 2004  FEBRUARY 29, 2004 A
                                             ------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................     $  8,538,025       $ 15,594,045            $   187,913        $   106,002
  Net realized gain (loss) from
   investments .............................         (134,212)          (668,601)                (4,518)                --
  Net unrealized appreciation (depreciation)
   on investments ..........................       (7,158,714)        11,104,148                (83,044)           192,766
                                             ------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ...........        1,245,099         26,029,592                100,351            298,768
 Distributions to shareholders from:
  Net investment income:
   Class A .................................       (8,367,830)       (15,561,514)              (204,355)           (98,401)
   Class C .................................         (225,318)          (130,067)                    --                 --
                                             ------------------------------------------------------------------------------
 Total distributions to shareholders .......       (8,593,148)         (15,691,581)           (204,355)           (98,401)
 Capital share transactions: (Note 2)
   Class A .................................       16,111,172         79,906,840              6,491,642         24,081,236
   Class C .................................        6,432,748         10,835,484                     --                 --
                                             ------------------------------------------------------------------------------
 Total capital share transactions ..........       22,543,920         90,742,324              6,491,642         24,081,236
 Redemption fees (Note 1) ..................              134                 --                     10                 --
                                             ------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets ..............................       15,196,005        101,080,335              6,387,648         24,281,603
Net assets:
 Beginning of period .......................      466,123,487        365,043,152             24,281,603                 --
                                             ------------------------------------------------------------------------------
 End of period .............................     $481,319,492       $466,123,487            $30,669,251        $24,281,603
                                             ==============================================================================
Undistributed net investment income
 (distributions in excess of net investment
 income) included in net assets:
  End of period ............................     $   (349,953)      $   (294,830)           $    11,846        $    28,288
                                             ==============================================================================



aFor the period September 2, 2003 (effective date) to February 29, 2004.

190 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the six months ended August 31, 2004 (unaudited) and the year ended February 29, 2004

                                             ------------------------------------------------------------------------------
                                                        FRANKLIN HIGH YIELD                     FRANKLIN NEW JERSEY
                                                       TAX-FREE INCOME FUND                    TAX-FREE INCOME FUND
                                             SIX MONTHS ENDED      YEAR ENDED          SIX MONTHS ENDED      YEAR ENDED
                                              AUGUST 31, 2004   FEBRUARY 29, 2004       AUGUST 31, 2004   FEBRUARY 29, 2004
                                             ------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................  $  142,412,057     $  286,526,945           $ 20,921,661       $ 42,468,053
  Net realized gain (loss) from
   investments ..............................      (1,944,503)       (38,082,554)               (41,663)        (2,542,310)
  Net unrealized appreciation
   (depreciation) on investments ............     (84,094,157)       228,390,197            (15,719,707)        17,189,050
                                             ------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ............      56,373,397        476,834,588              5,160,291         57,114,793
 Distributions to shareholders from:
  Net investment income:
   Class A ..................................    (127,166,934)      (248,671,196)           (17,285,506)       (34,707,901)
   Class B ..................................      (6,294,638)       (11,645,618)            (1,564,704)        (2,905,134)
   Class C ..................................     (14,014,354)       (26,532,844)            (2,156,972)        (4,103,439)
                                             ------------------------------------------------------------------------------
 Total distributions to shareholders ........    (147,475,926)      (286,849,658)           (21,007,182)        (41,716,474)
 Capital share transactions: (Note 2)
   Class A ..................................     (25,473,198)          (825,832)           (15,520,458)        (4,144,978)
   Class B ..................................       2,266,492         30,081,118              1,174,239         11,028,108
   Class C ..................................      (1,720,787)        36,679,192             (1,069,864)         9,687,573
                                             ------------------------------------------------------------------------------
 Total capital share transactions ...........     (24,927,493)        65,934,478            (15,416,083)        16,570,703
 Redemption fees (Note 1) ...................             284                 --                     --                 --
                                             ------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets ...............................    (116,029,738)       255,919,408            (31,262,974)        31,969,022
Net assets:
 Beginning of period ........................   5,386,832,217      5,130,912,809            979,088,252        947,119,230
                                             ------------------------------------------------------------------------------
 End of period ..............................  $5,270,802,479     $5,386,832,217           $947,825,278       $979,088,252
                                             ==============================================================================
Undistributed net investment income
 (distributions in excess of net investment
 income) included in net assets:
  End of period .............................  $   (1,463,772)    $    3,600,097           $     55,829       $    141,350
                                             ==============================================================================




                    Semiannual Report | See notes to financial statements. | 191

Franklin Tax-Free Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the six months ended August 31, 2004 (unaudited) and the year ended February 29, 2004

                                             ------------------------------------------------------------------------------
                                                        FRANKLIN OREGON                        FRANKLIN PENNSYLVANIA
                                                     TAX-FREE INCOME FUND                      TAX-FREE INCOME FUND
                                             SIX MONTHS ENDED      YEAR ENDED          SIX MONTHS ENDED      YEAR ENDED
                                              AUGUST 31, 2004   FEBRUARY 29, 2004       AUGUST 31, 2004   FEBRUARY 29, 2004
                                             ------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................    $ 13,675,204       $ 28,647,818           $ 18,479,529       $ 37,611,322
  Net realized gain (loss) from
   investments ..............................         191,585         (1,314,156)            (1,486,576)           550,793
  Net unrealized appreciation (depreciation)
   on investments ...........................      (9,951,425)        13,960,130            (17,274,648)         7,829,296
                                             ------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ............       3,915,364         41,293,792               (281,695)        45,991,411
 Distributions to shareholders from:
  Net investment income:
   Class A ..................................     (12,554,589)       (24,553,481)           (15,825,175)       (32,515,147)
   Class B ..................................              --                 --               (985,283)        (1,754,982)
   Class C ..................................      (1,542,732)        (3,058,350)            (1,564,025)        (3,025,043)
                                             ------------------------------------------------------------------------------
 Total distributions to shareholders ........     (14,097,321)       (27,611,831)           (18,374,483)       (37,295,172)
 Capital share transactions: (Note 2)
   Class A ..................................      (2,078,285)       (16,629,365)           (30,507,593)         2,769,101
   Class B ..................................              --                 --              1,326,229         13,027,305
   Class C ..................................      (4,258,674)         2,904,472               (753,671)         5,710,499
                                             ------------------------------------------------------------------------------
 Total capital share transactions ...........      (6,336,959)       (13,724,893)           (29,935,035)        21,506,905
 Redemption fees (Note 1) ...................              11                 --                      3                 --
                                             ------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets ...............................     (16,518,905)           (42,932)           (48,591,210)        30,203,144
Net assets:
 Beginning of period ........................     634,979,034        635,021,966            864,247,420        834,044,276
                                             ------------------------------------------------------------------------------
 End of period ..............................    $618,460,129       $634,979,034           $815,656,210       $864,247,420
                                             ==============================================================================
Undistributed net investment income
 (distributions in excess of net investment
 income) included in net assets:
  End of period .............................    $    612,758       $  1,034,875           $   (482,597)      $   (587,643)
                                             ==============================================================================




192 | See notes to financial statements. | Semiannual Report

Franklin Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-five separate series. All funds included in this report (the Funds) are diversified except the Franklin Connecticut Tax-Free Income Fund and the Franklin Federal Intermediate-Term Tax-Free Income Fund. The investment objectives of the Funds is to provide tax-free income.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Tax-free bonds generally trade in the over-the-counter market. The Trust utilizes independent pricing services to perform any of the pricing functions under procedures approved by the Board of Trustees. Tax-free bonds may be valued by the pricing services using matrix pricing which considers such factors as prices of comparable quality issues, yield, maturity, coupon, and credit ratings. If events occur that materially affect the values of securities after the prices are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value as determined following procedures approved by the Board of Trustees.

B. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Funds may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

C. INCOME TAXES

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income. Fund distributions to shareholders are determined on a tax basis and may differ from net investment income and realized gains for financial reporting purposes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Other distributions are recorded on the ex-dividend date.

                                                         Semiannual Report | 193

Franklin Tax-Free Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of the Funds' shares held five trading days or less may be subject to the Funds' redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as additional paid-in capital as noted in the Statements of Changes in Net Assets.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

194 | Semiannual Report

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

-----------------------------------------------------------------------------------------------------------------
 CLASS A                              CLASS A & CLASS C                           CLASS A, CLASS B & CLASS C
-----------------------------------------------------------------------------------------------------------------
 Franklin Federal Limited-Term         Franklin Colorado Tax-Free                 Franklin Arizona Tax-Free
  Tax-Free Income Fund                  Income Fund                                Income Fund
                                       Franklin Connecticut Tax-Free              Franklin High Yield Tax-Free
                                        Income Fund                                Income Fund
                                       Franklin Double Tax-Free                   Franklin New Jersey Tax-Free
                                        Income Fund                                Income Fund
                                       Franklin Federal Intermediate-Term         Franklin Pennsylvania Tax-Free
                                        Tax-Free Income Fund                       Income Fund
                                       Franklin Oregon Tax-Free Income Fund

At August 31, 2004, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                       ----------------------------------------------------------------
                                             FRANKLIN ARIZONA                   FRANKLIN COLORADO
                                                 TAX-FREE                           TAX-FREE
                                                INCOME FUND                        INCOME FUND
                                       ----------------------------------------------------------------
                                         SHARES          AMOUNT              SHARES        AMOUNT
                                       ----------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2004
 Shares sold .........................   3,785,367    $  41,315,342         1,774,781    $ 21,168,795
 Shares issued in reinvestment of
 distributions .......................     876,090        9,534,686           332,101       3,927,066
 Shares redeemed .....................  (7,777,182)     (84,136,074)       (2,965,560)    (34,989,559)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............  (3,115,725)   $ (33,286,046)         (858,678)   $ (9,893,698)
                                       ================================================================
Year ended February 29, 2004
 Shares sold .........................   8,735,575    $  95,537,851         3,254,151    $ 38,882,997
 Shares issued in reinvestment of
 distributions .......................   1,736,551       19,003,550           646,860       7,744,688
 Shares redeemed ..................... (11,015,009)    (120,081,083)       (4,932,337)    (58,841,098)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............    (542,883)   $  (5,539,682)       (1,031,326)   $(12,213,413)
                                       ================================================================
CLASS B SHARES:
Six months ended August 31, 2004
 Shares sold .........................     158,541    $   1,733,358
 Shares issued in reinvestment of
 distributions .......................      26,202          286,791
 Shares redeemed .....................    (341,477)      (3,710,700)
                                       -----------------------------
 Net increase (decrease) .............    (156,734)   $  (1,690,551)
                                       =============================
Year ended February 29, 2004
 Shares sold .........................     581,071    $   6,381,331
 Shares issued in reinvestment of
 distributions .......................      52,462          576,757
 Shares redeemed .....................    (247,507)      (2,706,253)
                                       -----------------------------
 Net increase (decrease) .............     386,026    $   4,251,835
                                       =============================




                                                         Semiannual Report | 195

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       ----------------------------------------------------------------
                                             FRANKLIN ARIZONA                   FRANKLIN COLORADO
                                                 TAX-FREE                           TAX-FREE
                                                INCOME FUND                        INCOME FUND
                                       ----------------------------------------------------------------
                                         SHARES          AMOUNT              SHARES        AMOUNT
                                       ----------------------------------------------------------------
CLASS C SHARES:
Six months ended August 31, 2004
 Shares sold .........................     476,325    $   5,262,135           282,563   $   3,386,416
 Shares issued in reinvestment of
 distributions .......................      43,013          472,330            42,210         502,192
 Shares redeemed .....................    (509,286)      (5,570,966)         (456,202)     (5,390,757)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............      10,052    $     163,499          (131,429)  $  (1,502,149)
                                       ================================================================
Year ended February 29, 2004
 Shares sold .........................   1,080,396    $  11,900,539           674,057   $   8,115,169
 Shares issued in reinvestment of
 distributions .......................      79,989          882,919            83,462       1,005,519
 Shares redeemed .....................    (755,318)      (8,298,642)         (879,907)    (10,506,025)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............     405,067    $   4,484,816          (122,388)  $  (1,385,337)
                                       ================================================================

                                       ----------------------------------------------------------------
                                            FRANKLIN CONNECTICUT               FRANKLIN DOUBLE
                                                  TAX-FREE                         TAX-FREE
                                                 INCOME FUND                      INCOME FUND
                                       ----------------------------------------------------------------
                                           SHARES        AMOUNT             SHARES         AMOUNT
                                       ----------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2004
 Shares sold .........................   1,124,761    $  12,149,882         1,618,240   $  19,019,000
 Shares issued in reinvestment of
 distributions .......................     278,835        3,019,430           343,345       4,005,083
 Shares redeemed .....................  (2,147,739)     (23,266,026)       (2,236,379)    (26,030,016)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............    (744,143)   $  (8,096,714)         (274,794)  $  (3,005,933)
                                       ================================================================
Year ended February 29, 2004
 Shares sold .........................   2,373,240    $  26,111,250         4,544,617   $  53,808,605
 Shares issued in reinvestment of
 distributions .......................     572,407        6,290,430           634,766       7,509,425
 Shares redeemed .....................  (4,184,405)     (45,850,400)       (3,376,545)    (39,800,420)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............  (1,238,758)   $ (13,448,720)        1,802,838   $  21,517,610
                                       ================================================================
CLASS C SHARES:
Six months ended August 31, 2004
 Shares sold .........................     173,950    $   1,896,967           440,880   $   5,169,276
 Shares issued in reinvestment of
 distributions .......................      47,692          518,635            48,266         564,507
 Shares redeemed .....................    (601,202)      (6,494,258)         (611,597)     (7,105,147)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............    (379,560)   $  (4,078,656)         (122,451)  $  (1,371,364)
                                       ================================================================
Year ended February 29, 2004
 Shares sold .........................     554,560    $   6,101,720         1,587,295   $  18,884,441
 Shares issued in reinvestment of
 distributions .......................     106,841        1,179,391            77,046         914,123
 Shares redeemed .....................    (976,503)     (10,691,404)         (484,030)     (5,723,868)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............    (315,102)   $  (3,410,293)        1,180,311   $  14,074,696
                                       ================================================================





196 | Semiannual Report

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       ----------------------------------------------------------------
                                              FRANKLIN FEDERAL                  FRANKLIN FEDERAL
                                         INTERMEDIATE-TERM TAX-FREE           LIMITED-TERM TAX-FREE
                                                 INCOME FUND                       INCOME FUND
                                       ----------------------------------------------------------------
                                         SHARES          AMOUNT              SHARES        AMOUNT
                                       ----------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2004
 Shares sold .........................   7,555,336    $  86,040,883         2,053,766   $  20,543,578
 Shares issued in reinvestment of
 distributions .......................     459,499        5,242,454            13,753         137,638
 Shares redeemed .....................  (6,641,079)     (75,172,165)       (1,419,921)    (14,189,574)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............   1,373,756    $  16,111,172           647,598   $   6,491,642
                                       ================================================================
Year ended February 29, 2004 a
 Shares sold .........................  17,039,206    $ 196,412,368         3,084,547   $  30,994,328
 Shares issued in reinvestment of
 distributions .......................     864,153        9,965,937             5,355          54,054
 Shares redeemed ..................... (11,010,241)    (126,471,465)         (691,347)     (6,967,146)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............   6,893,118    $  79,906,840         2,398,555   $  24,081,236
                                       ================================================================
CLASS C SHARES:
Six months ended August 31, 2004
 Shares sold .........................     775,341    $   8,819,042
 Shares issued in reinvestment of
 distributions .......................      15,006          171,252
 Shares redeemed .....................    (225,315)      (2,557,546)
                                       -----------------------------
 Net increase (decrease) .............     565,032    $   6,432,748
                                       =============================
Period ended February 29, 2004 b
 Shares sold .........................   1,004,690    $  11,462,123
 Shares issued in reinvestment of
 distributions .......................       8,570           99,271
 Shares redeemed .....................     (63,247)        (725,910)
                                       -----------------------------
 Net increase (decrease) .............     950,013    $  10,835,484
                                       =============================

                                       ----------------------------------------------------------------
                                         FRANKLIN HIGH YIELD                 FRANKLIN NEW JERSEY
                                              TAX-FREE                            TAX-FREE
                                             INCOME FUND                         INCOME FUND
                                       ----------------------------------------------------------------
                                         SHARES       AMOUNT               SHARES          AMOUNT
                                       ----------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2004
 Shares sold .........................  23,668,999    $ 249,741,028         3,884,390   $  46,201,260
 Shares issued in reinvestment of
 distributions .......................   6,032,061       63,499,303           840,523      10,003,756
 Shares redeemed ..................... (32,214,049)    (338,713,529)       (6,052,903)    (71,725,474)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............  (2,512,989)   $ (25,473,198)       (1,327,990)  $ (15,520,458)
                                       ================================================================
Year ended February 29, 2004
 Shares sold .........................  45,915,940    $ 481,986,570         8,135,000   $  97,682,596
 Shares issued in reinvestment of
 distributions .......................  11,809,635      123,756,632         1,666,071      20,017,987
 Shares redeemed ..................... (58,066,409)    (606,569,034)      (10,189,229)   (121,845,561)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............    (340,834)   $    (825,832)         (388,158)  $  (4,144,978)
                                       ================================================================





                                                         Semiannual Report | 197

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       ----------------------------------------------------------------
                                         FRANKLIN HIGH YIELD                 FRANKLIN NEW JERSEY
                                              TAX-FREE                            TAX-FREE
                                             INCOME FUND                         INCOME FUND
                                       ----------------------------------------------------------------
                                         SHARES       AMOUNT               SHARES          AMOUNT
                                       ----------------------------------------------------------------
CLASS B SHARES:
Six months ended August 31, 2004
 Shares sold .........................   1,781,953    $  18,923,700           509,757   $   6,119,221
 Shares issued in reinvestment of
 distributions .......................     319,011        3,377,638            84,417       1,009,991
 Shares redeemed .....................  (1,898,302)     (20,034,846)         (499,219)     (5,954,973)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............     202,662    $   2,266,492            94,955   $   1,174,239
                                       ================================================================
Year ended February 29, 2004
 Shares sold .........................   4,708,755    $  49,618,591         1,402,778   $  16,966,765
 Shares issued in reinvestment of
 distributions .......................     595,624        6,279,212           157,812       1,905,305
 Shares redeemed .....................  (2,456,024)     (25,816,685)         (652,919)     (7,843,962)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............   2,848,355    $  30,081,118           907,671   $  11,028,108
                                       ================================================================
CLASS C SHARES:
Six months ended August 31, 2004
 Shares sold .........................   4,447,227    $  47,429,896           810,484   $   9,741,428
 Shares issued in reinvestment of
 distributions .......................     738,375        7,846,588           115,363       1,382,691
 Shares redeemed .....................  (5,374,401)     (56,997,271)       (1,019,427)    (12,193,983)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............    (188,799)   $  (1,720,787)          (93,580)  $  (1,069,864)
                                       ================================================================
Year ended February 29, 2004
 Shares sold .........................  10,121,982    $ 107,220,157         2,573,609   $  31,154,172
 Shares issued in reinvestment of
 distributions .......................   1,456,622       15,401,856           217,959       2,636,336
 Shares redeemed .....................  (8,144,304)     (85,942,821)       (2,001,064)    (24,102,935)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............   3,434,300    $  36,679,192           790,504   $   9,687,573
                                       ================================================================

                                       ----------------------------------------------------------------
                                              FRANKLIN OREGON                FRANKLIN PENNSYLVANIA
                                                 TAX-FREE                          TAX-FREE
                                                INCOME FUND                       INCOME FUND
                                       ----------------------------------------------------------------
                                           SHARES        AMOUNT              SHARES        AMOUNT
                                       ----------------------------------------------------------------
CLASS A SHARES:
Six months ended August 31, 2004
 Shares sold .........................    3,016,631   $  35,202,973         2,413,574   $  24,936,508
 Shares issued in reinvestment of
 distributions .......................      643,822       7,505,706           829,912       8,562,127
 Shares redeemed .....................   (3,850,623)    (44,786,964)       (6,233,929)    (64,006,228)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............     (190,170)  $  (2,078,285)       (2,990,443)  $ (30,507,593)
                                       ================================================================
Year ended February 29, 2004
 Shares sold .........................    5,072,675   $  59,385,944         7,437,800   $  77,974,452
 Shares issued in reinvestment of
 distributions .......................    1,255,455      14,705,775         1,686,506      17,700,608
 Shares redeemed .....................   (7,778,597)    (90,721,084)       (8,883,382)    (92,905,959)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............   (1,450,467)  $ (16,629,365)          240,924   $   2,769,101
                                       ================================================================






198 | Semiannual Report

Franklin Tax-Free Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                       ----------------------------------------------------------------
                                              FRANKLIN OREGON                FRANKLIN PENNSYLVANIA
                                                 TAX-FREE                          TAX-FREE
                                                INCOME FUND                       INCOME FUND
                                       ----------------------------------------------------------------
                                           SHARES        AMOUNT              SHARES        AMOUNT
                                       ----------------------------------------------------------------
CLASS B SHARES:
Six months ended August 31, 2004
 Shares sold .........................                                        358,620   $   3,742,015
 Shares issued in reinvestment of
 distributions .......................                                         56,663         586,305
 Shares redeemed .....................                                       (290,376)     (3,002,091)
                                                                           ----------------------------
 Net increase (decrease) .............                                        124,907   $   1,326,229
                                                                           ============================
Year ended February 29, 2004
 Shares sold .........................                                      1,603,965   $  16,892,699
 Shares issued in reinvestment of
 distributions .......................                                        104,293       1,097,423
 Shares redeemed .....................                                       (474,513)     (4,962,817)
                                                                           ----------------------------
 Net increase (decrease) .............                                      1,233,745   $  13,027,305
                                                                           ============================
CLASS C SHARES:
Six months ended August 31, 2004
 Shares sold .........................      451,986   $   5,322,150           696,994   $   7,317,635
 Shares issued in reinvestment of
 distributions .......................       80,736         949,628            95,650         993,102
 Shares redeemed .....................     (899,251)    (10,530,452)         (874,686)     (9,064,408)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............     (366,529)  $  (4,258,674)          (82,042)  $    (753,671)
                                       ================================================================
Year ended February 29, 2004
 Shares sold .........................    1,202,251   $  14,208,193         1,805,858   $  19,082,893
 Shares issued in reinvestment of
 distributions .......................      167,648       1,980,055           184,442       1,948,269
 Shares redeemed .....................   (1,130,336)    (13,283,776)       (1,454,355)    (15,320,663)
                                       ----------------------------------------------------------------
 Net increase (decrease) .............      239,563   $   2,904,472           535,945   $   5,710,499
                                       ================================================================

aFor the period September 2, 2003 (effective date) to February 29, 2004 for the Franklin Federal Limited-Term Tax-Free Income Fund.

bFor the period July 1, 2003 (effective date) to February 29, 2004.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

---------------------------------------------------------------------------------------------------
  ENTITY                                                                    AFFILIATION
---------------------------------------------------------------------------------------------------
  Franklin Advisers Inc. (Advisers)                                         Investment manager
  Franklin Templeton Services LLC (FT Services)                             Administrative manager
  Franklin Templeton Distributors Inc. (Distributors)                       Principal underwriter
  Franklin Templeton Investor Services LLC (Investor Services)              Transfer agent

                                                         Semiannual Report | 199

Franklin Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Funds, except the Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee to Advisers based on the month-end net assets of the Funds as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          In excess of $250 million

The Franklin Federal Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
         .500%          First $100 million
         .450%          Over $100 million, up to and including $250 million
         .425%          Over $250 million, up to and including $500 million

Fees are further reduced on net assets over $500 million.

B. ADMINISTRATIVE FEES

The Franklin Federal Limited-Term Tax-Free Income Fund pays an administrative fee to FT Services of .20% per year of the average daily net assets of the fund.

For the Franklin Federal Limited-Term Tax-Free Income Fund, FT Services agreed in advance to voluntarily waive administrative fees, as noted in the Statements of Operations. Additionally, Advisers agreed in advance to voluntarily waive management fees and assume payment of other expenses, as noted in the Statements of Operations. Total expenses waived by FT Services and Advisers are not subject to reimbursement by the fund subsequent to the fund's fiscal year end.

Under an agreement with Advisers, FT Services provides administrative services to all the Funds except the Franklin Federal Limited-Term Tax-Free Income Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Funds, except the Franklin Federal Limited-Term Tax-Free Income Fund, reimburse distributors up to .10%, .65%, and .65% per year of their average daily net asset of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Funds' shares under a Rule 12b-1 plan.

The Franklin Federal Limited-Term Tax-Free Income Fund reimburses Distributors up to .15% per year of its average daily net assets for costs incurred in marketing the fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

200 | Semiannual Report

Franklin Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sale of the Funds' shares for the period:

                                             ---------------------------------------------------------
                                                FRANKLIN       FRANKLIN      FRANKLIN      FRANKLIN
                                                 ARIZONA       COLORADO     CONNECTICUT     DOUBLE
                                                TAX-FREE       TAX-FREE      TAX-FREE      TAX-FREE
                                               INCOME FUND    INCOME FUND   INCOME FUND   INCOME FUND
                                             ---------------------------------------------------------
Sales charges received ......................    $118,101        $33,374       $31,785     $50,132
Contingent deferred sales charges retained ..    $ 35,246        $ 4,963       $ 4,088     $19,347

                                             ---------------------------------------------------------
                                                FRANKLIN       FRANKLIN
                                                 FEDERAL        FEDERAL      FRANKLIN      FRANKLIN
                                              INTERMEDIATE-  LIMITED-TERM   HIGH-YIELD    NEW JERSEY
                                              TERM TAX-FREE    TAX-FREE      TAX-FREE      TAX-FREE
                                               INCOME FUND    INCOME FUND   INCOME FUND   INCOME FUND
                                             ---------------------------------------------------------
Sales charges received ......................      $36,377            $--      $562,043     $100,656
Contingent deferred sales charges retained ..      $ 4,948            $--      $292,842     $104,138

                                                               ----------------------------
                                                                 FRANKLIN      FRANKLIN
                                                                  OREGON      PENNSYLVANIA
                                                                 TAX-FREE      TAX-FREE
                                                               INCOME FUND    INCOME FUND
                                                               ----------------------------
Sales charges received .......................................   $97,611        $74,228
Contingent deferred sales charges retained ...................   $ 9,266        $49,323

E. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were paid to Investor Services:

                                              -------------------------------------------------------
                                                FRANKLIN       FRANKLIN      FRANKLIN      FRANKLIN
                                                 ARIZONA       COLORADO     CONNECTICUT     DOUBLE
                                                TAX-FREE       TAX-FREE      TAX-FREE      TAX-FREE
                                               INCOME FUND    INCOME FUND   INCOME FUND   INCOME FUND
                                              -------------------------------------------------------
Transfer agent fees .........................     $108,428       $56,617        $45,971       $68,339

                                              -------------------------------------------------------
                                                FRANKLIN       FRANKLIN
                                                 FEDERAL        FEDERAL      FRANKLIN      FRANKLIN
                                              INTERMEDIATE-  LIMITED-TERM   HIGH-YIELD    NEW JERSEY
                                              TERM TAX-FREE    TAX-FREE      TAX-FREE      TAX-FREE
                                               INCOME FUND    INCOME FUND   INCOME FUND   INCOME FUND
                                              -------------------------------------------------------
Transfer agent fees .........................      $68,055        $3,520       $891,379      $158,316








                                                         Semiannual Report | 201

Franklin Tax-Free Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

E. TRANSFER AGENT FEES (CONTINUED)

                                                 -------------------------
                                                  FRANKLIN     FRANKLIN
                                                   OREGON     PENNSYLVANIA
                                                  TAX-FREE      TAX-FREE
                                                 INCOME FUND   INCOME FUND
                                                 -------------------------
Transfer agent fees ............................   $93,326      $171,690


4. INCOME TAXES

At February 29, 2004, the following funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                                            -----------------------------------------
                                                              FRANKLIN       FRANKLIN      FRANKLIN
                                                               ARIZONA       COLORADO     CONNECTICUT
                                                              TAX-FREE       TAX-FREE      TAX-FREE
                                                             INCOME FUND    INCOME FUND   INCOME FUND
                                                            -----------------------------------------
Capital loss carryovers expiring in:
 2005 ..................................................... $        --     $       --    $  322,502
 2008 .....................................................     164,843      1,416,851     2,457,013
 2009 .....................................................      46,061      1,524,288       427,481
 2011 .....................................................     144,775         81,665        53,698
 2012 .....................................................  20,652,167      4,695,674     3,034,219
                                                            -----------------------------------------
                                                            $21,007,846     $7,718,478    $6,294,913
                                                            =========================================


                                                          -------------------------------------------
                                                            FRANKLIN
                                                             FEDERAL        FRANKLIN       FRANKLIN
                                                          INTERMEDIATE-    HIGH-YIELD     NEW JERSEY
                                                          TERM TAX-FREE     TAX-FREE       TAX-FREE
                                                           INCOME FUND     INCOME FUND    INCOME FUND
                                                          -------------------------------------------
Capital loss carryovers expiring in:
 2005 ...................................................   $   99,478    $         --     $       --
 2006 ...................................................       95,778              --             --
 2008 ...................................................      314,284      37,171,665             --
 2009 ...................................................    1,207,419      73,985,675        368,869
 2010 ...................................................      614,893      63,519,381             --
 2011 ...................................................           --     131,377,453             --
 2012 ...................................................    2,156,839      50,621,589      2,933,869
                                                          -------------------------------------------
                                                            $4,488,691    $356,675,763     $3,302,738
                                                          ===========================================






202 | Semiannual Report

Franklin Tax-Free Trust

4. INCOME TAXES (CONTINUED)

                                                     -------------------------
                                                      FRANKLIN      FRANKLIN
                                                       OREGON     PENNSYLVANIA
                                                      TAX-FREE      TAX-FREE
                                                     INCOME FUND   INCOME FUND
                                                     -------------------------
Capital loss carryovers expiring in:
 2008 ..............................................  $2,272,755    $1,499,688
 2009 ..............................................     966,007     3,680,545
 2010 ..............................................   1,860,003     4,726,279
 2012 ..............................................   2,455,722            --
                                                     -------------------------
                                                      $7,554,487    $9,906,512
                                                     =========================

On February 29, 2004, the Franklin Connecticut Tax-Free Income Fund and the Franklin Federal Intermediate-Term Tax-Free Income Fund had expired capital loss carryovers of $46,957 and $803,112, respectively, which were reclassified to paid-in capital.

At February 29, 2004, the following funds had deferred capital losses occurring subsequent to October 31, 2003. For tax purposes, such losses will be reflected in the year ending February 28, 2005.

                                ----------------------------------------
                                                             FRANKLIN
                                 FRANKLIN      FRANKLIN       FEDERAL
                                  ARIZONA     CONNECTICUT  INTERMEDIATE-
                                 TAX-FREE      TAX-FREE    TERM TAX-FREE
                                INCOME FUND   INCOME FUND   INCOME FUND
                                ----------------------------------------
                                   $949,896      $702,739      $284,307

                                ----------------------------------------
                                 FRANKLIN      FRANKLIN      FRANKLIN
                                HIGH-YIELD    NEW JERSEY      OREGON
                                 TAX-FREE      TAX-FREE      TAX-FREE
                                INCOME FUND   INCOME FUND   INCOME FUND
                                ----------------------------------------
                                $28,434,900      $105,248      $285,673

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, bond discounts, and offering costs.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, bond workout expenditures, and bond discounts.

                                                         Semiannual Report | 203

Franklin Tax-Free Trust

4. INCOME TAXES (CONTINUED)

At August 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                    ----------------------------------------------------
                                                        FRANKLIN         FRANKLIN         FRANKLIN
                                                         ARIZONA         COLORADO        CONNECTICUT
                                                        TAX-FREE         TAX-FREE         TAX-FREE
                                                       INCOME FUND      INCOME FUND      INCOME FUND
                                                    ----------------------------------------------------
Cost of investments ............................... $  856,648,465    $ 339,833,037    $  276,672,750
                                                    ====================================================
Unrealized appreciation ........................... $   52,992,705    $  23,303,552    $   16,041,815
Unrealized depreciation ...........................      (4,119,083)        (10,523)      (2,580,375)
                                                    ----------------------------------------------------
Net unrealized appreciation (depreciation) ........ $   48,873,622    $  23,293,029    $   13,461,440
                                                    ====================================================

                                                    ----------------------------------------------------
                                                        FRANKLIN      FRANKLIN FEDERAL  FRANKLIN FEDERAL
                                                         DOUBLE       INTERMEDIATE-TERM   LIMITED-TERM
                                                        TAX-FREE          TAX-FREE          TAX-FREE
                                                       INCOME FUND       INCOME FUND      INCOME FUND
                                                    ----------------------------------------------------
Cost of investments ............................... $ 314,081,019     $ 458,850,488    $  30,607,351
                                                    ====================================================
Unrealized appreciation ........................... $  16,848,678     $  21,632,291    $     140,601
Unrealized depreciation                                (1,010,741)          (647,861)         (30,763)
                                                    ----------------------------------------------------
Net unrealized appreciation (depreciation) ........ $  15,837,937     $  20,984,430    $     109,838
                                                    ====================================================

                                                    ----------------------------------------------------
                                                        FRANKLIN         FRANKLIN         FRANKLIN
                                                       HIGH YIELD       NEW JERSEY         OREGON
                                                        TAX-FREE         TAX-FREE         TAX-FREE
                                                       INCOME FUND      INCOME FUND      INCOME FUND
                                                    ----------------------------------------------------
Cost of investments ............................... $ 5,007,125,091   $  884,493,065   $  580,452,327
                                                    ====================================================
Unrealized appreciation ........................... $   322,473,379   $   57,006,287   $   33,550,758
Unrealized depreciation ...........................    (134,406,319)      (3,052,548)      (1,368,075)
                                                    ----------------------------------------------------
Net unrealized appreciation (depreciation) ........ $    188,067,060  $   53,953,739   $   32,182,683
                                                    ====================================================

                                                    ----------------
                                                        FRANKLIN
                                                      PENNSYLVANIA
                                                        TAX-FREE
                                                      INCOME FUND
                                                    ----------------
Cost of investments ............................... $   762,684,193
                                                    ================
Unrealized appreciation ........................... $    43,981,937
Unrealized depreciation ...........................        (688,337)
                                                    ----------------
Net unrealized appreciation (depreciation) ........ $    43,293,600
                                                    ================

204 | Semiannual Report

Franklin Tax-Free Trust

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended August 31, 2004, were as follows:

                                      ----------------------------------------------------------------
                                           FRANKLIN        FRANKLIN       FRANKLIN        FRANKLIN
                                            ARIZONA        COLORADO      CONNECTICUT       DOUBLE
                                           TAX-FREE        TAX-FREE       TAX-FREE        TAX-FREE
                                          INCOME FUND     INCOME FUND    INCOME FUND     INCOME FUND
                                      ----------------------------------------------------------------
Purchases ............................    $217,501,043    $70,899,791     $ 4,407,246     $18,537,293
Sales ................................    $243,706,686    $78,440,613     $14,946,155     $21,248,507


                                      ----------------------------------------------------------------
                                          FRANKLIN        FRANKLIN
                                           FEDERAL         FEDERAL        FRANKLIN        FRANKLIN
                                        INTERMEDIATE-   LIMITED-TERM     HIGH-YIELD      NEW JERSEY
                                        TERM TAX-FREE     TAX-FREE        TAX-FREE        TAX-FREE
                                         INCOME FUND     INCOME FUND     INCOME FUND     INCOME FUND
                                      ----------------------------------------------------------------
Purchases ............................    $47,192,283     $8,515,943     $234,260,185     $47,346,590
Sales ................................    $22,301,706     $1,569,900     $248,457,801     $68,762,014

                                      --------------------------------
                                         FRANKLIN        FRANKLIN
                                          OREGON       PENNSYLVANIA
                                         TAX-FREE        TAX-FREE
                                        INCOME FUND     INCOME FUND
                                      --------------------------------
Purchases ............................   $31,417,200     $25,054,192
Sales ................................   $40,326,315     $53,000,343


6. CREDIT RISK AND DEFAULTED SECURITIES

The Franklin High Yield Tax-Free Income Fund has 41.8% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August 31, 2004, the value of these securities was $20,161,333, representing .38% of the fund's net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. For information as to specific securities, see the accompanying Statement of Investments.

                                                         Semiannual Report | 205

Franklin Tax-Free Trust

7. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING

On September 20, 2004, Franklin Resources, Inc. (Franklin Resources, Inc. and its subsidiaries are referred to collectively as the "Company") announced that an agreement has been reached by two of its subsidiaries, Franklin Advisers, Inc. ("Franklin Advisers") and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to an administrative complaint filed on February 4, 2004. The administrative complaint addressed one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers reached with the SEC, as described below.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers and FTAS have consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts. The consent order has multiple sections, including "Statements of Fact" and "Violations of Massachusetts Securities Laws." The Company admitted the "Statements of Fact." The Company did not admit or deny the "Violations of the Massachusetts Securities Laws." While Franklin Advisers and FTAS did not admit or deny engaging in any wrongdoing, the Company believes that it is in its best interest and the interests of its funds' shareholders to settle this issue now and move forward.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT

On August 2, 2004, the Company announced that an agreement has been reached by Franklin Advisers with the SEC that resolves the issues resulting from the SEC's investigation of market timing activity and the SEC issued an "Order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease-and-desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Massachusetts administrative complaint described above.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers neither admits nor denies any wrongdoing, Franklin Advisers has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear which funds will receive distributions or which shareholders of any particular fund will receive distributions. The SEC Order also requires Franklin Advisers to, among other things, enhance and periodically review compliance policies and procedures.

206 | Semiannual Report

Franklin Tax-Free Trust

7. REGULATORY MATTERS (CONTINUED)

OTHER GOVERNMENTAL INVESTIGATIONS

As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees have been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against Franklin Advisers and Franklin Templeton Distributors, Inc. ("FTDI") concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office ("CAGO") also has advised the Company that the California Attorney General is authorized to bring a civil action against the Company and FTDI arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company's and funds' shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so. The Company continues to have discussions towards resolving these governmental investigations.

OTHER LEGAL PROCEEDINGS

The Trust, in addition to other entities within Franklin Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Massachusetts administrative complaint described above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or the Company.

                                                         Semiannual Report | 207

Franklin Tax-Free Trust

7. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

Various subsidiaries of the Company have also been named in multiple lawsuits filed in state courts in Illinois alleging breach of duty with respect to valuation of the portfolio securities of certain funds managed by such subsidiaries.

In addition, the Company and certain of its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees. These lawsuits are styled as class actions and derivative actions brought on behalf of certain funds.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing governmental investigations or class actions or other lawsuits. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

208 | Semiannual Report

Franklin Tax-Free Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

                                                         Semiannual Report | 209

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

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

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

Literature Request

TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund

Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 1
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet
  Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds
  Allocation Fund
Franklin Templeton Perspectives
  Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 5, 7
Franklin Money Fund 5, 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME 8
NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5, 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust 11

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7. Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.

8. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/04   Not part of the semiannual report

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TAX-FREE TRUST

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

TF3 S2004 10/04

      Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      Item 4. Principal Accountant Fees and Services. N/A

      Item 5. Audit Committee of Listed Registrants. N/A

      Item 6. Schedule of Investments. N/A

      Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

      Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

      Item 9. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      Item 10. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 11. Exhibits.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 29, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    October 29, 2004